                                  VINTAGE XTRA

                            VINTAGE XTRA (SERIES II)

                            PORTFOLIO ARCHITECT XTRA

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED

                                   MAY 1, 2010

                                       FOR

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT

This Statement of Additional Information ("SAI") contains information in addition to the information described in the Prospectus for the variable annuity contracts (the "Contracts") offered by MetLife Insurance Company of Connecticut (the "Company", "we" or "our").

This SAI is not a prospectus but relates to, and should be read in conjunction with the Prospectus dated May 1, 2010. A copy of the Individual Variable Annuity Contract Prospectus may be obtained by writing to MetLife Insurance Company of Connecticut, Annuity Investor Services, P.O. Box 103666, Des Moines, IA 50306-0366 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS

                                                                          PAGE
                                                                          ----

THE INSURANCE COMPANY...................................................     2

PRINCIPAL UNDERWRITER...................................................     2

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT.......................     2

VALUATION OF ASSETS.....................................................     4

FEDERAL TAX CONSIDERATIONS..............................................     5

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...........................     8

CONDENSED FINANCIAL INFORMATION -- Vintage XTRA.........................     9

CONDENSED FINANCIAL INFORMATION -- Vintage XTRA (Series II).............   199

CONDENSED FINANCIAL INFORMATION -- Portfolio Architect XTRA.............   411

FINANCIAL STATEMENTS....................................................     1

                              THE INSURANCE COMPANY

MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. Prior to May 1, 2006, the Company was known as The Travelers Insurance Company. The Company is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's office is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial condition as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. The Separate Account meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                              PRINCIPAL UNDERWRITER

MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.

                            UNDERWRITING COMMISSIONS

                                    UNDERWRITING COMMISSIONS PAID        AMOUNT OF UNDERWRITING
                                      TO THE DISTRIBUTOR BY THE        COMMISSIONS RETAINED BY THE
              YEAR                             COMPANY                         DISTRIBUTOR
--------------------------------  --------------------------------  --------------------------------
2009............................            $114,483,902                           $0

2008............................            $134,250,501                           $0

2007............................            $137,393,857                           $0


The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2009 ranged from $15,520 to $13,530,040. The amount of commissions paid to selected broker-dealer firms during 2009 ranged from $182,851 to $19,381,938. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2009 ranged from $198,371 to $21,307,450. For purposes of calculating such amounts, the amount of compensation received by a selling firm may include additional compensation received by the firm for sale of insurance products issued by our affiliate MetLife Investors USA Insurance Company.

The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDC under which the broker-dealer firms received additional compensation in 2009 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:

Citigroup Global Markets, Inc.
Citigroup Global Markets, Inc. (d/b/a/ Smith Barney)
DWS Scudder Distributors, Inc.
Merrill Lynch, Inc.
Morgan Stanley DW, Inc.
PFS Investments, Inc. (d/b/a Primerica)
Pioneer Funds Distributor, Inc.
Towers Square Securities, Inc.

There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.

                               VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

        (a) = investment income plus capital gains and losses (whether realized or unrealized);

        (b)  = any deduction for applicable taxes (presently zero); and

        (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:

           Effective Yield = ((Base Return + 1) to the power of (365 / 7)) -- 1

Where:

Base Return = (AUV Change -- Contract Charge Adjustment) / Prior AUV.

AUV Change = Current AUV -- Prior AUV.

Contract Charge Adjustment = Average AUV * Period Charge.

Average AUV = (Current AUV + Prior AUV) / 2.

Period Charge = Annual Contract Fee * (7/365).

Prior AUV = Unit value as of 7 days prior.

Current AUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:

Base Return = AUV Change / Prior AUV

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1(st) of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any contribution limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,000 for 2010, and may be indexed for inflation in years after 2010. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $49,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit is $11,500 in 2010 (which may be indexed for inflation for future years). (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan for 2010 is $49,000. The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") is $16,500 in 2010. The annual limit may be indexed for inflation in future years. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 403(B) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($16,500 in 2010).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the close of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

     (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

     (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

     (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

     (d)  the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.   OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S. citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Subaccounts of MetLife of CT Separate Account Eleven for Variable Annuities included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements and related financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries (the "Company"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion on the consolidated financial statements and financial statement schedules and includes an explanatory paragraph referring to changes in the Company's method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009, its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and its method of accounting for deferred acquisition costs as required by accounting guidance adopted on January 1, 2007). Such financial statements and financial statement schedules have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.

                 CONDENSED FINANCIAL INFORMATION -- VINTAGE XTRA

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

               VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A)


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.080          1.156                --
                                                       2006      1.000          1.080            21,186

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.808          0.849                --
                                                       2005      0.777          0.808            26,568
                                                       2004      0.747          0.777            26,582
                                                       2003      0.607          0.747            47,692
                                                       2002      0.884          0.607            66,257
                                                       2001      1.000          0.884            38,368

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.154          1.206                --
                                                       2005      1.121          1.154                --
                                                       2004      1.024          1.121                --
                                                       2003      0.787          1.024                --
                                                       2002      1.000          0.787                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      0.749          0.733                --
                                                       2005      0.663          0.749           587,791
                                                       2004      0.622          0.663           435,517
                                                       2003      0.512          0.622           526,492
                                                       2002      0.752          0.512           553,711
                                                       2001      1.000          0.752           472,388

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.001          1.402           101,125
                                                       2008      1.651          1.001           121,884
                                                       2007      1.461          1.651           155,396
                                                       2006      1.233          1.461           378,365
                                                       2005      1.098          1.233           362,506
                                                       2004      0.983          1.098           259,242
                                                       2003      0.738          0.983           186,566
                                                       2002      0.879          0.738           225,675
                                                       2001      1.000          0.879            39,649

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.823          1.130           474,750
                                                       2008      1.493          0.823           519,168
                                                       2007      1.351          1.493           655,341
                                                       2006      1.245          1.351           832,088
                                                       2005      1.089          1.245           817,588
                                                       2004      0.984          1.089           822,055
                                                       2003      0.731          0.984           716,651
                                                       2002      0.983          0.731           665,207
                                                       2001      1.000          0.983           507,376

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      0.942          1.216           225,504
                                                       2008      1.539          0.942           320,159
                                                       2007      1.489          1.539           413,323
                                                       2006      1.314          1.489           506,326
                                                       2005      1.261          1.314           593,898
                                                       2004      1.161          1.261           692,311
                                                       2003      0.891          1.161           677,603
                                                       2002      1.109          0.891           637,610
                                                       2001      1.000          1.109           176,771

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      0.670          0.663                --
                                                       2005      0.576          0.670            61,171
                                                       2004      0.490          0.576             5,194
                                                       2003      0.398          0.490             5,201
                                                       2002      0.540          0.398            73,462
                                                       2001      0.635          0.540            63,779

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      2.325          3.034                --
                                                       2005      2.204          2.325            68,548
                                                       2004      1.704          2.204            68,141
                                                       2003      1.292          1.704            62,491
                                                       2002      1.256          1.292            39,432
                                                       2001      1.147          1.256             6,450

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.309          1.424                --
                                                       2005      1.207          1.309                --
                                                       2004      1.074          1.207                --
                                                       2003      1.000          1.074                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.306          1.456                --
                                                       2005      1.205          1.306            19,564
                                                       2004      1.067          1.205            14,089
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2009      0.952          1.271            52,718
                                                       2008      1.686          0.952            57,254
                                                       2007      1.458          1.686            57,905
                                                       2006      1.328          1.458            25,365
                                                       2005      1.155          1.328            25,383
                                                       2004      1.017          1.155           117,221
                                                       2003      0.805          1.017           114,696
                                                       2002      0.903          0.805            36,293
                                                       2001      1.000          0.903            81,469

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2009      1.315          1.809            25,963
                                                       2008      2.213          1.315             7,629
                                                       2007      1.950          2.213            48,181
                                                       2006      1.763          1.950            38,034
                                                       2005      1.518          1.763            41,237
                                                       2004      1.237          1.518            44,749
                                                       2003      0.909          1.237            53,053
                                                       2002      1.027          0.909            16,792

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2009      0.864          1.153           252,486
                                                       2008      1.249          0.864           208,464
                                                       2007      1.223          1.249           196,279
                                                       2006      1.051          1.223            24,308
                                                       2005      1.000          1.051            25,265

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2009      0.572          0.809            55,310
                                                       2008      1.011          0.572            55,318
                                                       2007      0.924          1.011            90,682
                                                       2006      0.864          0.924            97,574
                                                       2005      0.837          0.864           101,968
                                                       2004      0.763          0.837           106,831
                                                       2003      0.565          0.763           108,362
                                                       2002      0.805          0.565            63,012
                                                       2001      1.000          0.805            11,089

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.253          1.460                --
                                                       2005      1.152          1.253            84,767
                                                       2004      1.039          1.152            61,625
                                                       2003      0.844          1.039            80,317
                                                       2002      1.000          0.844            63,760

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.556          1.655                --
                                                       2007      2.806          3.556             4,300
                                                       2006      2.226          2.806             6,366
                                                       2005      1.775          2.226                --
                                                       2004      1.446          1.775                --
                                                       2003      1.000          1.446                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      0.928          1.252           424,953
                                                       2008      1.582          0.928           448,995
                                                       2007      1.392          1.582           571,459
                                                       2006      1.165          1.392           629,814
                                                       2005      1.074          1.165           643,897
                                                       2004      0.921          1.074           490,264
                                                       2003      0.708          0.921           362,736
                                                       2002      0.883          0.708           363,371
                                                       2001      1.000          0.883           372,306

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.258          1.508                --
                                                       2005      1.174          1.258            22,978
                                                       2004      1.028          1.174                --
                                                       2003      0.791          1.028                --
                                                       2002      1.000          0.791                --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2009      0.363          0.516                --
                                                       2008      0.657          0.363                --
                                                       2007      0.548          0.657                --
                                                       2006      0.492          0.548                --
                                                       2005      0.446          0.492                --
                                                       2004      0.376          0.446             4,188
                                                       2003      0.283          0.376             4,654
                                                       2002      0.401          0.283             5,449
                                                       2001      1.000          0.401            37,119

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.544          1.733                --
                                                       2005      1.508          1.544             3,347
                                                       2004      1.334          1.508            65,979
                                                       2003      1.000          1.334            62,628

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      0.952          1.013                --
                                                       2006      0.901          0.952                --
                                                       2005      0.861          0.901                --
                                                       2004      0.851          0.861                --
                                                       2003      0.644          0.851                --
                                                       2002      0.893          0.644                --
                                                       2001      1.000          0.893                --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Global Equity Subaccount
  (10/02)............................................  2009      1.069          1.271                --
                                                       2008      1.851          1.069                --
                                                       2007      1.793          1.851                --
                                                       2006      1.582          1.793            13,368
                                                       2005      1.508          1.582            13,393
                                                       2004      1.390          1.508            13,419
                                                       2003      1.074          1.390            13,448
                                                       2002      1.000          1.074                --

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2009      0.853          1.130           281,793
                                                       2008      1.455          0.853           345,119
                                                       2007      1.456          1.455           373,650
                                                       2006      1.360          1.456           405,494
                                                       2005      1.238          1.360           451,277
                                                       2004      1.144          1.238           557,887
                                                       2003      0.864          1.144           580,565
                                                       2002      1.304          0.864           639,967
                                                       2001      1.000          1.304           665,934

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2009      0.889          1.068            87,058
                                                       2008      1.277          0.889            64,335
                                                       2007      1.197          1.277            52,880
                                                       2006      1.060          1.197            53,599
                                                       2005      1.032          1.060            54,396
                                                       2004      0.964          1.032            80,910
                                                       2003      0.787          0.964            83,342
                                                       2002      0.969          0.787            81,729
                                                       2001      1.000          0.969            67,228

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      1.151          1.133                --
                                                       2008      1.657          1.151            36,352
                                                       2007      1.660          1.657            36,352

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2009      0.952          1.314            36,629
                                                       2008      1.672          0.952            36,645
                                                       2007      1.668          1.672            37,712
                                                       2006      1.492          1.668            40,543
                                                       2005      1.440          1.492            40,543
                                                       2004      1.372          1.440            21,787
                                                       2003      1.061          1.372                --
                                                       2002      1.000          1.061                --

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2009      0.675          0.810             5,981
                                                       2008      0.960          0.675             5,991
                                                       2007      0.916          0.960             6,000
                                                       2006      0.789          0.916             6,007
                                                       2005      0.804          0.789             6,016
                                                       2004      0.790          0.804             6,025
                                                       2003      0.650          0.790            26,689
                                                       2002      0.893          0.650            27,520
                                                       2001      1.000          0.893            18,613

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2009      0.953          1.150           126,975
                                                       2008      1.489          0.953           128,025
                                                       2007      1.436          1.489           129,910
                                                       2006      1.321          1.436           131,093
                                                       2005      1.287          1.321           133,427
                                                       2004      1.245          1.287           133,489
                                                       2003      1.038          1.245           128,703
                                                       2002      1.000          1.038            11,625

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (11/99).......................  2009      0.964          1.227           206,129
                                                       2008      1.544          0.964           336,437
                                                       2007      1.549          1.544           469,731
                                                       2006      1.348          1.549           319,625
                                                       2005      1.307          1.348           392,782
                                                       2004      1.227          1.307           520,325
                                                       2003      0.899          1.227           514,487
                                                       2002      1.161          0.899           537,929
                                                       2001      1.000          1.161           394,244

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)..................................  2009      0.921          1.128           101,945
                                                       2008      1.453          0.921           125,051
                                                       2007      1.421          1.453           192,644
                                                       2006      1.221          1.421           228,253
                                                       2005      1.165          1.221           227,875
                                                       2004      1.072          1.165           243,422
                                                       2003      0.823          1.072           295,422
                                                       2002      1.087          0.823           166,026
                                                       2001      1.000          1.087           118,438

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.624          0.874           142,943
                                                       2008      1.010          0.624           129,137
                                                       2007      0.975          1.010           132,422
                                                       2006      0.947          0.975           185,933
                                                       2005      0.915          0.947           290,684
                                                       2004      0.926          0.915           280,446
                                                       2003      0.638          0.926           304,246
                                                       2002      0.861          0.638           314,292
                                                       2001      1.000          0.861           261,322

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2009      1.073          1.436            80,649
                                                       2008      1.685          1.073            81,041
                                                       2007      1.598          1.685            93,475
                                                       2006      1.414          1.598           116,456
                                                       2005      1.327          1.414           117,120
                                                       2004      1.221          1.327           139,054
                                                       2003      0.956          1.221           140,986
                                                       2002      1.201          0.956           170,504
                                                       2001      1.000          1.201           116,293

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.985          1.384             4,004
                                                       2008      1.688          0.985             4,004
                                                       2007      1.559          1.688            14,594
                                                       2006      1.405          1.559            14,568
                                                       2005      1.361          1.405            15,629
                                                       2004      1.201          1.361            15,192
                                                       2003      0.820          1.201            13,436
                                                       2002      1.276          0.820            28,961
                                                       2001      1.000          1.276            15,650

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.631          0.614                --
                                                       2008      1.026          0.631            45,995
                                                       2007      0.994          1.026            49,310
                                                       2006      0.877          0.994            69,147
                                                       2005      0.855          0.877            67,852
                                                       2004      0.788          0.855           135,502
                                                       2003      0.627          0.788           143,048
                                                       2002      0.820          0.627            50,016
                                                       2001      1.000          0.820            18,820

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (11/99).................  2009      0.529          0.669            20,467
                                                       2008      0.949          0.529            20,479
                                                       2007      0.907          0.949            20,489
                                                       2006      0.732          0.907            22,807
                                                       2005      0.666          0.732            22,817
                                                       2004      0.574          0.666            22,828
                                                       2003      0.458          0.574            22,840
                                                       2002      0.626          0.458            22,854
                                                       2001      1.000          0.626            18,316

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.605          1.635                --
                                                       2006      1.453          1.605            36,352
                                                       2005      1.425          1.453            36,352
                                                       2004      1.357          1.425            26,947
                                                       2003      1.069          1.357                --
                                                       2002      1.000          1.069                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Money Market Subaccount (11/99).............  2009      1.143          1.128            70,008
                                                       2008      1.132          1.143           226,817
                                                       2007      1.097          1.132            43,161
                                                       2006      1.065          1.097            47,640
                                                       2005      1.052          1.065            50,261
                                                       2004      1.060          1.052            50,303
                                                       2003      1.070          1.060            50,347
                                                       2002      1.074          1.070           261,045
                                                       2001      1.000          1.074           429,755

  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.794          0.917            53,593
                                                       2008      1.024          0.794            53,616
                                                       2007      1.026          1.024            55,141
                                                       2006      1.002          1.026            59,269
                                                       2005      0.994          1.002            59,269
                                                       2004      0.999          0.994                --
                                                       2003      1.000          0.999                --

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2009      1.095          1.286           109,470
                                                       2008      1.288          1.095            78,697
                                                       2007      1.284          1.288            78,704
                                                       2006      1.238          1.284           111,510
                                                       2005      1.226          1.238           117,393
                                                       2004      1.167          1.226           143,956
                                                       2003      1.061          1.167           138,958
                                                       2002      1.029          1.061            71,933
                                                       2001      1.000          1.029            19,815

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2009      0.850          1.337            68,378
                                                       2008      1.233          0.850           135,675
                                                       2007      1.249          1.233           236,204
                                                       2006      1.144          1.249           254,864
                                                       2005      1.133          1.144           257,876
                                                       2004      1.042          1.133           374,788
                                                       2003      0.830          1.042           443,505
                                                       2002      0.872          0.830           533,727
                                                       2001      1.000          0.872           245,081

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.259          1.344                --
                                                       2006      1.134          1.259             4,251
                                                       2005      1.098          1.134             4,254
                                                       2004      0.965          1.098            31,381
                                                       2003      0.691          0.965            37,499
                                                       2002      0.944          0.691            29,678
                                                       2001      1.000          0.944            13,580

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.546          1.622                --
                                                       2006      1.330          1.546           389,440
                                                       2005      1.299          1.330           318,767
                                                       2004      1.219          1.299           364,905
                                                       2003      0.891          1.219           390,414
                                                       2002      1.208          0.891           338,073
                                                       2001      1.000          1.208           267,374

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/99)........  2007      1.233          1.296                --
                                                       2006      1.059          1.233           106,014
                                                       2005      1.010          1.059           115,169
                                                       2004      0.928          1.010           130,827
                                                       2003      0.739          0.928           143,039
                                                       2002      1.007          0.739           159,945
                                                       2001      1.000          1.007           133,560

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.616          1.679                --
                                                       2006      1.400          1.616                --
                                                       2005      1.378          1.400                --
                                                       2004      1.243          1.378                --
                                                       2003      1.000          1.243                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.807          1.991                --
                                                       2006      1.636          1.807            51,049
                                                       2005      1.536          1.636            64,733
                                                       2004      1.258          1.536            50,181
                                                       2003      1.000          1.258            44,319

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.002          1.051                --
                                                       2006      0.947          1.002            35,730

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.648          0.760            19,124
                                                       2008      1.050          0.648            18,248
                                                       2007      1.042          1.050            35,490

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.588          0.782            65,940
                                                       2008      1.023          0.588            65,954
                                                       2007      1.220          1.023            68,018
                                                       2006      1.003          1.220           201,566

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.972          1.235                --
                                                       2008      1.321          0.972            25,715
                                                       2007      1.355          1.321             5,535
                                                       2006      1.271          1.355                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      0.656          1.004         1,934,157
                                                       2008      1.124          0.656         1,836,197
                                                       2007      1.152          1.124         2,095,796
                                                       2006      1.046          1.152         1,906,863

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      0.499          0.704            68,875
                                                       2008      0.872          0.499            74,861
                                                       2007      0.680          0.872           165,196
                                                       2006      0.663          0.680            64,705

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.691          0.930                --
                                                       2008      1.138          0.691                --
                                                       2007      1.284          1.138             1,213

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.688          0.802         2,696,740
                                                       2008      1.098          0.688         3,471,471
                                                       2007      1.076          1.098         4,761,488
                                                       2006      1.001          1.076         3,596,322

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.639          0.796         1,560,801
                                                       2008      1.061          0.639         2,274,707
                                                       2007      1.072          1.061         2,834,109
                                                       2006      1.015          1.072           265,388

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.603          0.573                --
                                                       2008      1.069          0.603                --
                                                       2007      0.971          1.069                --
                                                       2006      0.982          0.971                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.860          1.135                --
                                                       2008      1.423          0.860                --
                                                       2007      1.298          1.423                --
                                                       2006      1.307          1.298                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.484          2.467                --
                                                       2008      3.240          1.484               688

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      0.893          1.157         1,070,946
                                                       2008      1.575          0.893         1,290,985
                                                       2007      1.500          1.575         1,426,865

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.113          1.297         2,252,453
                                                       2008      1.211          1.113         2,367,703
                                                       2007      1.144          1.211         1,569,337

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.419          1.581           202,920

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      1.080          1.317                --
                                                       2008      1.634          1.080                --
                                                       2007      1.582          1.634                --
                                                       2006      1.471          1.582                --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.177          1.299                --
                                                       2006      1.118          1.177                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.341          1.756            30,096
                                                       2008      1.526          1.341            22,770
                                                       2007      1.455          1.526            30,308
                                                       2006      1.404          1.455            54,184

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.678          0.844         3,506,042
                                                       2008      0.982          0.678         4,470,639
                                                       2007      1.029          0.982         5,323,965
                                                       2006      1.003          1.029         1,483,444

  MIST Van Kampen Mid Cap Growth Subaccount (Class B)
  (4/08) *...........................................  2009      0.493          0.763           235,892
                                                       2008      0.889          0.493           202,538

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.372          0.547           161,174
                                                       2008      0.697          0.372           130,868
                                                       2007      0.588          0.697           133,836
                                                       2006      0.603          0.588           166,896

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2009      1.231          1.324            17,747
                                                       2008      1.297          1.231            32,618
                                                       2007      1.242          1.297            32,624
                                                       2006      1.196          1.242            65,987

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.589          0.742           122,075

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.431          0.426                --
                                                       2008      0.733          0.431         2,992,918
                                                       2007      0.745          0.733         3,506,992
                                                       2006      0.725          0.745         2,566,753

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.469          0.489                --
                                                       2008      0.863          0.469           178,720
                                                       2007      0.844          0.863           187,810
                                                       2006      0.832          0.844           214,405

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.839          1.005            69,742
                                                       2008      1.397          0.839            69,159
                                                       2007      1.364          1.397           126,317
                                                       2006      1.330          1.364           177,571

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2009      0.573          0.790           254,064
                                                       2008      0.864          0.573           254,528

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.060          1.077                --
                                                       2006      1.002          1.060                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.913          1.083                --
                                                       2008      1.083          0.913                --
                                                       2007      1.043          1.083                --
                                                       2006      1.001          1.043                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.835          1.016                --
                                                       2008      1.082          0.835                --
                                                       2007      1.049          1.082           235,067
                                                       2006      1.002          1.049                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.760          0.947                --
                                                       2008      1.083          0.760                --
                                                       2007      1.054          1.083            67,813
                                                       2006      1.002          1.054            67,850

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.691          0.878                --
                                                       2008      1.083          0.691                --
                                                       2007      1.059          1.083                --
                                                       2006      1.002          1.059                --

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.635          0.781            11,538

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      1.167          1.360           240,392
                                                       2008      1.527          1.167           301,777
                                                       2007      1.489          1.527           346,080
                                                       2006      1.393          1.489           370,563

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      1.120          1.332                --
                                                       2008      1.485          1.120                --
                                                       2007      1.402          1.485            10,677
                                                       2006      1.269          1.402                --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.643          0.885         2,021,514
                                                       2008      1.099          0.643         2,368,087
                                                       2007      1.051          1.099         2,003,230
                                                       2006      0.996          1.051         2,023,762

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.655          0.922           263,571
                                                       2008      1.148          0.655           268,196
                                                       2007      1.069          1.148           362,118
                                                       2006      0.998          1.069           407,590

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.117          1.139                --
                                                       2006      1.127          1.117             9,383
                                                       2005      1.122          1.127           101,465
                                                       2004      1.046          1.122             9,383
                                                       2003      1.000          1.046                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.369          1.415                --
                                                       2008      1.328          1.369           160,922
                                                       2007      1.241          1.328           256,667
                                                       2006      1.214          1.241           284,670
                                                       2005      1.204          1.214           350,967
                                                       2004      1.167          1.204           655,940
                                                       2003      1.129          1.167           668,500
                                                       2002      1.051          1.129           428,795
                                                       2001      1.000          1.051           133,797

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2008      0.961          0.536                --
                                                       2007      0.885          0.961            11,352
                                                       2006      0.810          0.885            11,362
                                                       2005      0.767          0.810            11,374
                                                       2004      0.724          0.767            11,387
                                                       2003      0.558          0.724            34,347
                                                       2002      0.805          0.558            35,744
                                                       2001      1.000          0.805            20,652

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.393          1.508                --
                                                       2006      1.108          1.393           114,334
                                                       2005      1.003          1.108            13,188
                                                       2004      0.877          1.003            13,200
                                                       2003      0.694          0.877            12,398
                                                       2002      0.856          0.694            12,408
                                                       2001      1.000          0.856            12,419

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.945          2.077                --
                                                       2006      1.685          1.945            92,301
                                                       2005      1.599          1.685           120,081
                                                       2004      1.288          1.599            62,695
                                                       2003      0.874          1.288            65,416
                                                       2002      1.087          0.874            99,145
                                                       2001      1.000          1.087            19,095

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.923          0.982                --
                                                       2005      0.862          0.923                --
                                                       2004      0.823          0.862                --
                                                       2003      0.646          0.823            19,478
                                                       2002      0.863          0.646                --
                                                       2001      1.000          0.863                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.266          1.330                --
                                                       2005      1.231          1.266           206,627
                                                       2004      1.138          1.231           220,797
                                                       2003      0.882          1.138           263,231
                                                       2002      1.041          0.882           179,228
                                                       2001      1.000          1.041           147,790

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (11/99).............  2006      0.808          0.832                --
                                                       2005      0.755          0.808           172,921
                                                       2004      0.720          0.755           180,057
                                                       2003      0.587          0.720           179,411
                                                       2002      0.773          0.587           177,655
                                                       2001      1.000          0.773           129,126

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.077          1.145                --
                                                       2005      1.000          1.077                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.031          1.035                --
                                                       2005      1.000          1.031                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.046          1.083                --
                                                       2005      1.000          1.046                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.065          1.111                --
                                                       2005      1.000          1.065                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.037          1.058                --
                                                       2005      1.000          1.037                --

  Travelers Managed Income Subaccount (11/99)........  2006      1.208          1.196                --
                                                       2005      1.211          1.208            71,559
                                                       2004      1.196          1.211            79,135
                                                       2003      1.121          1.196            82,468
                                                       2002      1.115          1.121            92,965
                                                       2001      1.000          1.115            49,595

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      0.891          0.947                --
                                                       2005      0.808          0.891            18,532
                                                       2004      0.709          0.808            19,382
                                                       2003      0.594          0.709            19,501
                                                       2002      0.807          0.594            18,731
                                                       2001      1.000          0.807            60,196

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      0.569          0.603                --
                                                       2005      0.561          0.569           164,440
                                                       2004      0.500          0.561            43,464
                                                       2003      0.371          0.500            39,281
                                                       2002      0.736          0.371            34,171
                                                       2001      0.849          0.736            29,507

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.350          1.393                --
                                                       2005      1.332          1.350           503,733
                                                       2004      1.214          1.332           536,015
                                                       2003      1.059          1.214           539,413
                                                       2002      1.136          1.059           498,176
                                                       2001      1.000          1.136           418,483

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.174          1.269                --
                                                       2005      1.121          1.174                --
                                                       2004      1.000          1.121                --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      0.912          1.048                --
                                                       2005      0.846          0.912            23,507
                                                       2004      0.743          0.846            23,976
                                                       2003      0.587          0.743            24,841
                                                       2002      0.685          0.587            25,850
                                                       2001      0.893          0.685            25,867

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.386          1.471                --
                                                       2005      1.329          1.386                --
                                                       2004      1.215          1.329                --
                                                       2003      1.000          1.215                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.062          1.118                --
                                                       2005      1.000          1.062                --

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.390          1.404                --
                                                       2005      1.363          1.390            72,521
                                                       2004      1.248          1.363            15,251
                                                       2003      1.061          1.248            25,250
                                                       2002      1.018          1.061            27,197
                                                       2001      1.033          1.018             8,403

  Travelers Strategic Equity Subaccount (11/99)......  2006      0.734          0.766                --
                                                       2005      0.731          0.734            58,711
                                                       2004      0.674          0.731            95,314
                                                       2003      0.517          0.674           219,977
                                                       2002      0.790          0.517           213,950
                                                       2001      1.000          0.790           300,275

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.136          1.307                --
                                                       2005      1.000          1.136                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.271                --
                                                       2005      1.000          1.108                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      0.701          0.727                --
                                                       2005      0.660          0.701            51,456
                                                       2004      0.646          0.660            51,474
                                                       2003      0.522          0.646            51,815
                                                       2002      0.752          0.522            53,325
                                                       2001      1.000          0.752            74,568

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (11/99)............................................  2008      0.903          0.454                --
                                                       2007      0.785          0.903           257,998
                                                       2006      0.775          0.785           258,010
                                                       2005      0.730          0.775           274,148
                                                       2004      0.693          0.730           274,208
                                                       2003      0.553          0.693           393,232
                                                       2002      0.832          0.553           393,325
                                                       2001      1.000          0.832           422,164




               VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B)


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.080          1.156                 --
                                                       2006      1.000          1.080            769,166

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.808          0.849                 --
                                                       2005      0.777          0.808          1,363,696
                                                       2004      0.747          0.777          1,425,786
                                                       2003      0.607          0.747          1,524,160
                                                       2002      0.884          0.607          1,540,938
                                                       2001      1.000          0.884            899,934

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.154          1.206                 --
                                                       2005      1.121          1.154            860,834
                                                       2004      1.024          1.121            811,423
                                                       2003      0.787          1.024            773,016
                                                       2002      1.000          0.787            255,541

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      0.747          0.730                 --
                                                       2005      0.661          0.747         16,224,219
                                                       2004      0.620          0.661         19,198,634
                                                       2003      0.511          0.620         22,108,910
                                                       2002      0.750          0.511         25,435,702
                                                       2001      0.923          0.750         30,166,696
                                                       2000      1.127          0.923         28,320,874

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.999          1.398         12,011,686
                                                       2008      1.647          0.999         15,443,389
                                                       2007      1.457          1.647         20,719,476
                                                       2006      1.229          1.457         21,324,458
                                                       2005      1.095          1.229         20,626,162
                                                       2004      0.980          1.095         20,808,746
                                                       2003      0.736          0.980         20,537,027
                                                       2002      0.877          0.736         19,364,796
                                                       2001      1.039          0.877         19,129,333
                                                       2000      1.301          1.039         17,297,147

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.821          1.127         25,266,325
                                                       2008      1.489          0.821         28,245,812
                                                       2007      1.347          1.489         33,531,749
                                                       2006      1.242          1.347         37,310,477
                                                       2005      1.086          1.242         39,485,611
                                                       2004      0.981          1.086         40,945,865
                                                       2003      0.728          0.981         41,820,061
                                                       2002      0.980          0.728         39,915,513
                                                       2001      1.217          0.980         39,442,247
                                                       2000      1.183          1.217         28,233,729

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      0.939          1.213         18,741,597
                                                       2008      1.535          0.939         22,823,743
                                                       2007      1.485          1.535         29,775,419
                                                       2006      1.310          1.485         32,511,078
                                                       2005      1.258          1.310         33,596,778
                                                       2004      1.158          1.258         34,556,332
                                                       2003      0.888          1.158         34,634,208
                                                       2002      1.105          0.888         31,656,769
                                                       2001      1.095          1.105         28,318,388
                                                       2000      1.031          1.095         18,855,682

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      0.669          0.662                 --
                                                       2005      0.575          0.669          3,750,757
                                                       2004      0.489          0.575          3,751,850
                                                       2003      0.398          0.489          3,886,916
                                                       2002      0.539          0.398          5,152,513
                                                       2001      0.741          0.539          6,076,940
                                                       2000      1.000          0.741          4,763,562

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      2.320          3.029                 --
                                                       2005      2.200          2.320            809,694
                                                       2004      1.701          2.200            700,397
                                                       2003      1.290          1.701            644,976
                                                       2002      1.254          1.290            644,365
                                                       2001      1.171          1.254            274,038
                                                       2000      1.000          1.171            157,666

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.309          1.424                 --
                                                       2005      1.207          1.309            242,084
                                                       2004      1.074          1.207             72,262
                                                       2003      1.000          1.074                 --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.306          1.456                 --
                                                       2005      1.205          1.306            154,639
                                                       2004      1.067          1.205             57,458
                                                       2003      1.000          1.067             15,770

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2009      0.950          1.268          6,760,810
                                                       2008      1.682          0.950          7,731,186
                                                       2007      1.454          1.682          8,767,872
                                                       2006      1.324          1.454          9,186,011
                                                       2005      1.151          1.324          9,626,857
                                                       2004      1.014          1.151          9,224,506
                                                       2003      0.803          1.014          9,389,111
                                                       2002      0.901          0.803          9,616,710
                                                       2001      1.045          0.901          9,760,087
                                                       2000      1.138          1.045         10,235,792

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2009      1.315          1.809          1,883,633
                                                       2008      2.213          1.315          2,043,755
                                                       2007      1.950          2.213          2,637,765
                                                       2006      1.763          1.950          2,908,493
                                                       2005      1.518          1.763          3,011,375
                                                       2004      1.237          1.518          2,619,238
                                                       2003      0.909          1.237          2,151,162
                                                       2002      1.027          0.909          1,404,560

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2009      0.864          1.153          2,079,680
                                                       2008      1.249          0.864          1,785,440
                                                       2007      1.223          1.249          1,878,115
                                                       2006      1.051          1.223          1,533,415
                                                       2005      1.000          1.051            747,880

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2009      0.571          0.806          3,277,086
                                                       2008      1.009          0.571          3,688,622
                                                       2007      0.921          1.009          4,366,432
                                                       2006      0.861          0.921          4,854,654
                                                       2005      0.835          0.861          5,773,635
                                                       2004      0.761          0.835          6,665,792
                                                       2003      0.564          0.761          7,615,588
                                                       2002      0.803          0.564          8,011,448
                                                       2001      0.963          0.803          8,377,032
                                                       2000      1.172          0.963          7,500,858

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.253          1.460                 --
                                                       2005      1.152          1.253          2,456,692
                                                       2004      1.039          1.152          2,327,801
                                                       2003      0.844          1.039          1,747,514
                                                       2002      1.000          0.844            564,688

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.556          3.235                 --
                                                       2007      2.806          3.556          1,211,669
                                                       2006      2.226          2.806          1,491,865
                                                       2005      1.775          2.226            891,920
                                                       2004      1.446          1.775            506,384
                                                       2003      1.000          1.446            190,758

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      0.926          1.248          4,395,974
                                                       2008      1.577          0.926          5,647,036
                                                       2007      1.388          1.577          7,216,761
                                                       2006      1.162          1.388          7,720,877
                                                       2005      1.071          1.162          7,177,426
                                                       2004      0.918          1.071          6,844,797
                                                       2003      0.706          0.918          6,701,112
                                                       2002      0.881          0.706          6,655,305
                                                       2001      1.065          0.881          6,517,421
                                                       2000      1.109          1.065          4,623,399

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.258          1.508                 --
                                                       2005      1.174          1.258          1,198,837
                                                       2004      1.028          1.174            297,990
                                                       2003      0.791          1.028            228,198
                                                       2002      1.000          0.791             31,749

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2009      0.362          0.515          4,235,388
                                                       2008      0.655          0.362          4,977,675
                                                       2007      0.547          0.655          5,611,076
                                                       2006      0.491          0.547          5,648,036
                                                       2005      0.445          0.491          6,562,405
                                                       2004      0.375          0.445          7,120,979
                                                       2003      0.283          0.375          7,818,479
                                                       2002      0.400          0.283          8,742,713
                                                       2001      0.673          0.400         12,472,096
                                                       2000      1.000          0.673          9,190,155

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.544          1.733                 --
                                                       2005      1.508          1.544            675,530
                                                       2004      1.334          1.508            415,165
                                                       2003      1.000          1.334            197,364

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      0.952          1.013                 --
                                                       2006      0.901          0.952            580,031
                                                       2005      0.861          0.901            605,607
                                                       2004      0.851          0.861            715,669
                                                       2003      0.644          0.851            927,907
                                                       2002      0.893          0.644          1,252,324
                                                       2001      1.000          0.893            518,327

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Global Equity Subaccount
  (10/02)............................................  2009      1.069          1.271            365,946
                                                       2008      1.851          1.069            422,361
                                                       2007      1.793          1.851            440,270
                                                       2006      1.582          1.793            590,555
                                                       2005      1.508          1.582            800,522
                                                       2004      1.390          1.508            775,572
                                                       2003      1.074          1.390            541,790
                                                       2002      1.000          1.074            379,219

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2009      0.851          1.127         12,928,013
                                                       2008      1.451          0.851         15,465,605
                                                       2007      1.452          1.451         18,240,506
                                                       2006      1.356          1.452         20,905,676
                                                       2005      1.234          1.356         24,071,550
                                                       2004      1.141          1.234         28,403,129
                                                       2003      0.862          1.141         30,552,697
                                                       2002      1.300          0.862         30,612,824
                                                       2001      1.377          1.300         34,567,441
                                                       2000      1.209          1.377         15,980,676

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2009      0.886          1.065          6,110,979
                                                       2008      1.274          0.886          6,552,136
                                                       2007      1.194          1.274          7,730,573
                                                       2006      1.057          1.194          8,501,134
                                                       2005      1.029          1.057          9,410,180
                                                       2004      0.962          1.029         10,659,605
                                                       2003      0.784          0.962         11,068,524
                                                       2002      0.966          0.784          9,743,979
                                                       2001      1.023          0.966          7,326,880
                                                       2000      1.043          1.023          4,418,521

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      1.151          1.126                 --
                                                       2008      1.657          1.151            372,657
                                                       2007      1.660          1.657            511,400

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2009      0.952          1.314          1,737,902
                                                       2008      1.672          0.952          2,007,342
                                                       2007      1.668          1.672          2,575,616
                                                       2006      1.492          1.668          3,239,922
                                                       2005      1.440          1.492          4,356,313
                                                       2004      1.372          1.440          5,675,640
                                                       2003      1.061          1.372          5,136,518
                                                       2002      1.000          1.061          1,058,186

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2009      0.675          0.810            225,346
                                                       2008      0.960          0.675            399,696
                                                       2007      0.916          0.960            474,145
                                                       2006      0.789          0.916            390,779
                                                       2005      0.804          0.789            445,230
                                                       2004      0.790          0.804            451,810
                                                       2003      0.650          0.790            439,572
                                                       2002      0.893          0.650            331,426
                                                       2001      1.000          0.893            162,825

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2009      0.953          1.150          1,316,478
                                                       2008      1.489          0.953          1,704,335
                                                       2007      1.436          1.489          2,079,652
                                                       2006      1.321          1.436          2,566,864
                                                       2005      1.287          1.321          3,224,679
                                                       2004      1.245          1.287          3,252,161
                                                       2003      1.038          1.245          3,368,457
                                                       2002      1.000          1.038            437,165

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (11/99).......................  2009      0.961          1.224         12,638,705
                                                       2008      1.540          0.961         14,594,606
                                                       2007      1.545          1.540         17,163,265
                                                       2006      1.344          1.545         11,635,921
                                                       2005      1.304          1.344         13,601,899
                                                       2004      1.224          1.304         16,462,866
                                                       2003      0.897          1.224         17,710,430
                                                       2002      1.158          0.897         17,723,205
                                                       2001      1.243          1.158         12,386,796
                                                       2000      1.048          1.243          5,507,880

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)..................................  2009      0.918          1.125          5,641,069
                                                       2008      1.449          0.918          6,999,706
                                                       2007      1.418          1.449          9,586,806
                                                       2006      1.218          1.418          4,193,079
                                                       2005      1.162          1.218          4,911,025
                                                       2004      1.069          1.162          5,807,935
                                                       2003      0.821          1.069          6,195,251
                                                       2002      1.084          0.821          6,478,289
                                                       2001      1.150          1.084          5,192,682
                                                       2000      1.014          1.150          3,095,166

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.622          0.871          9,526,956
                                                       2008      1.008          0.622         11,204,523
                                                       2007      0.972          1.008         13,752,289
                                                       2006      0.945          0.972         15,436,081
                                                       2005      0.912          0.945         17,212,598
                                                       2004      0.924          0.912         20,300,200
                                                       2003      0.636          0.924         21,908,937
                                                       2002      0.859          0.636         21,677,559
                                                       2001      0.998          0.859         21,250,829
                                                       2000      1.090          0.998         15,625,544

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2009      1.070          1.432          3,626,858
                                                       2008      1.680          1.070          4,517,113
                                                       2007      1.594          1.680          5,242,939
                                                       2006      1.410          1.594          6,207,145
                                                       2005      1.323          1.410          7,375,936
                                                       2004      1.218          1.323          8,651,077
                                                       2003      0.953          1.218          9,337,418
                                                       2002      1.198          0.953         10,430,480
                                                       2001      1.352          1.198          9,620,244
                                                       2000      1.165          1.352          5,617,761

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.982          1.380          1,922,697
                                                       2008      1.683          0.982          2,199,826
                                                       2007      1.555          1.683          2,592,542
                                                       2006      1.401          1.555          2,494,567
                                                       2005      1.357          1.401          2,895,037
                                                       2004      1.198          1.357          3,104,319
                                                       2003      0.817          1.198          3,189,096
                                                       2002      1.272          0.817          3,336,814
                                                       2001      1.394          1.272          2,538,601
                                                       2000      1.213          1.394          3,515,110

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.629          0.613                 --
                                                       2008      1.023          0.629          6,436,732
                                                       2007      0.991          1.023          7,045,973
                                                       2006      0.875          0.991          7,640,403
                                                       2005      0.853          0.875          8,773,519
                                                       2004      0.786          0.853         10,529,484
                                                       2003      0.625          0.786         11,789,305
                                                       2002      0.818          0.625         11,524,158
                                                       2001      0.949          0.818          9,396,622
                                                       2000      1.063          0.949          4,565,965

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (11/99).................  2009      0.527          0.667          2,088,740
                                                       2008      0.947          0.527          2,345,494
                                                       2007      0.905          0.947          2,796,529
                                                       2006      0.730          0.905          3,173,210
                                                       2005      0.664          0.730          3,389,604
                                                       2004      0.573          0.664          4,205,078
                                                       2003      0.457          0.573          4,642,683
                                                       2002      0.624          0.457          5,549,695
                                                       2001      0.922          0.624          6,991,910
                                                       2000      1.229          0.922          7,086,862

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.605          1.635                 --
                                                       2006      1.453          1.605            639,907
                                                       2005      1.425          1.453            563,278
                                                       2004      1.357          1.425            895,602
                                                       2003      1.069          1.357            919,386
                                                       2002      1.000          1.069            155,792

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Money Market Subaccount (11/99).............  2009      1.140          1.124         11,135,033
                                                       2008      1.129          1.140         19,534,385
                                                       2007      1.093          1.129         11,395,268
                                                       2006      1.062          1.093         11,528,982
                                                       2005      1.050          1.062         11,163,483
                                                       2004      1.057          1.050         13,885,458
                                                       2003      1.067          1.057         16,528,924
                                                       2002      1.071          1.067         27,659,796
                                                       2001      1.049          1.071         21,933,964
                                                       2000      1.005          1.049          9,992,596

  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.794          0.917            332,000
                                                       2008      1.024          0.794            418,844
                                                       2007      1.026          1.024            561,156
                                                       2006      1.002          1.026            604,988
                                                       2005      0.994          1.002            766,086
                                                       2004      0.999          0.994            318,478
                                                       2003      1.000          0.999                 --

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2009      1.092          1.283          2,918,886
                                                       2008      1.285          1.092          3,726,724
                                                       2007      1.280          1.285          4,399,085
                                                       2006      1.234          1.280          5,076,427
                                                       2005      1.223          1.234          5,668,330
                                                       2004      1.164          1.223          6,679,156
                                                       2003      1.058          1.164          6,996,618
                                                       2002      1.026          1.058          7,005,917
                                                       2001      1.010          1.026          7,072,951
                                                       2000      0.999          1.010          5,918,422

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2009      0.847          1.334          3,304,614
                                                       2008      1.230          0.847          3,806,650
                                                       2007      1.246          1.230          4,492,029
                                                       2006      1.141          1.246          5,111,324
                                                       2005      1.130          1.141          5,816,504
                                                       2004      1.039          1.130          7,227,560
                                                       2003      0.828          1.039          7,873,861
                                                       2002      0.870          0.828          5,509,908
                                                       2001      0.918          0.870          4,928,228
                                                       2000      1.015          0.918          4,543,773

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.259          1.344                 --
                                                       2006      1.134          1.259            629,234
                                                       2005      1.098          1.134            743,894
                                                       2004      0.965          1.098            702,361
                                                       2003      0.691          0.965            823,277
                                                       2002      0.944          0.691            856,980
                                                       2001      1.000          0.944             90,626

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.542          1.618                 --
                                                       2006      1.327          1.542          8,448,930
                                                       2005      1.296          1.327          9,928,000
                                                       2004      1.215          1.296         11,762,688
                                                       2003      0.888          1.215         12,995,834
                                                       2002      1.204          0.888         13,865,407
                                                       2001      1.201          1.204          9,900,594
                                                       2000      1.032          1.201          6,687,944

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/99)........  2007      1.229          1.292                 --
                                                       2006      1.056          1.229          8,054,840
                                                       2005      1.007          1.056          8,891,933
                                                       2004      0.925          1.007         10,793,191
                                                       2003      0.737          0.925         12,032,973
                                                       2002      1.004          0.737         12,300,179
                                                       2001      1.111          1.004         12,618,678
                                                       2000      0.998          1.111          6,150,361

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.616          1.679                 --
                                                       2006      1.400          1.616          1,466,637
                                                       2005      1.378          1.400          1,341,766
                                                       2004      1.243          1.378          1,144,322
                                                       2003      1.000          1.243            453,221

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.807          1.991                 --
                                                       2006      1.636          1.807          1,555,919
                                                       2005      1.536          1.636          1,683,507
                                                       2004      1.258          1.536          1,188,936
                                                       2003      1.000          1.258            533,938

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.000          1.048                 --
                                                       2006      0.944          1.000          4,352,178

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.646          0.758          2,805,731
                                                       2008      1.047          0.646          3,192,195
                                                       2007      1.039          1.047          3,636,732

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.588          0.782          1,493,074
                                                       2008      1.023          0.588          1,829,421
                                                       2007      1.220          1.023          2,017,161
                                                       2006      1.003          1.220          2,406,783

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.972          1.235            403,250
                                                       2008      1.321          0.972            366,478
                                                       2007      1.355          1.321            270,232
                                                       2006      1.271          1.355            167,145

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06)  *.......................................  2009      0.657          1.005                 --
                                                       2008      1.126          0.657                 --
                                                       2007      1.154          1.126              1,296
                                                       2006      1.048          1.154                 --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      0.498          0.702          3,185,947
                                                       2008      0.871          0.498          3,388,052
                                                       2007      0.678          0.871          3,269,960
                                                       2006      0.662          0.678          3,204,891

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.691          0.930             95,439
                                                       2008      1.138          0.691             86,203
                                                       2007      1.284          1.138             62,624

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.603          0.573                 --
                                                       2008      1.069          0.603            907,928
                                                       2007      0.971          1.069          1,055,371
                                                       2006      0.982          0.971          1,025,644

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.860          1.135             78,635
                                                       2008      1.423          0.860             91,190
                                                       2007      1.298          1.423            119,442
                                                       2006      1.307          1.298             79,003

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.484          2.467            954,611
                                                       2008      3.240          1.484          1,110,838

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.419          1.581         15,402,642

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      1.080          1.317          1,161,904
                                                       2008      1.634          1.080            113,308
                                                       2007      1.582          1.634            168,994
                                                       2006      1.471          1.582            138,450

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.177          1.299                 --
                                                       2006      1.118          1.177             40,153

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.338          1.753          1,657,695
                                                       2008      1.524          1.338          1,426,678
                                                       2007      1.452          1.524          1,541,958
                                                       2006      1.402          1.452          1,525,686

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.372          0.546          4,750,320
                                                       2008      0.696          0.372          5,856,671
                                                       2007      0.587          0.696          6,787,109
                                                       2006      0.601          0.587          7,572,009

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2009      1.227          1.320          3,616,520
                                                       2008      1.293          1.227          3,597,274
                                                       2007      1.238          1.293          4,007,548
                                                       2006      1.193          1.238          4,395,935

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.501          0.631         10,463,500

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.467          0.488                 --
                                                       2008      0.861          0.467         11,445,854
                                                       2007      0.841          0.861         12,975,026
                                                       2006      0.830          0.841         14,874,357

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.836          1.002          4,103,729
                                                       2008      1.394          0.836          4,894,415
                                                       2007      1.361          1.394          5,912,777
                                                       2006      1.326          1.361          6,819,859

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2009      0.572          0.787          6,409,515
                                                       2008      0.862          0.572          7,603,089

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.631          0.817            526,380
                                                       2008      1.077          0.631            214,053
                                                       2007      1.060          1.077            719,236
                                                       2006      1.002          1.060            486,418

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.913          1.083          2,076,436
                                                       2008      1.083          0.913          1,792,446
                                                       2007      1.043          1.083          1,310,807
                                                       2006      1.001          1.043          1,112,268

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.835          1.016          1,676,270
                                                       2008      1.082          0.835            793,136
                                                       2007      1.049          1.082            817,000
                                                       2006      1.002          1.049            707,013

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.760          0.947          1,316,943
                                                       2008      1.083          0.760          2,503,151
                                                       2007      1.054          1.083          1,725,021
                                                       2006      1.002          1.054          1,504,284

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.691          0.878            518,200
                                                       2008      1.083          0.691          1,285,755
                                                       2007      1.059          1.083          1,392,440
                                                       2006      1.002          1.059          1,143,707

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.634          0.779          5,612,153

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      1.164          1.356         12,123,071
                                                       2008      1.522          1.164         15,181,646
                                                       2007      1.485          1.522         18,286,448
                                                       2006      1.389          1.485         19,951,864

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      0.986          1.172            814,829
                                                       2008      1.485          0.986          1,165,119
                                                       2007      1.402          1.485          1,736,513
                                                       2006      1.269          1.402          1,480,884

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.655          0.922          6,382,276
                                                       2008      1.148          0.655          7,419,349
                                                       2007      1.069          1.148          9,165,172
                                                       2006      0.998          1.069         10,579,672

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.117          1.139                 --
                                                       2006      1.127          1.117          1,646,826
                                                       2005      1.122          1.127          1,943,173
                                                       2004      1.046          1.122          1,417,042
                                                       2003      1.000          1.046            539,389

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.369          1.415                 --
                                                       2008      1.328          1.369         20,481,793
                                                       2007      1.241          1.328         16,202,664
                                                       2006      1.214          1.241         17,462,919
                                                       2005      1.204          1.214         18,837,391
                                                       2004      1.167          1.204         19,735,931
                                                       2003      1.129          1.167         22,218,256
                                                       2002      1.051          1.129         22,679,787
                                                       2001      1.000          1.051          5,427,757

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2008      0.961          0.891                 --
                                                       2007      0.885          0.961            431,802
                                                       2006      0.810          0.885            292,187
                                                       2005      0.767          0.810            255,047
                                                       2004      0.724          0.767            261,849
                                                       2003      0.558          0.724            255,936
                                                       2002      0.805          0.558            258,391
                                                       2001      1.000          0.805            145,512

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.393          1.508                 --
                                                       2006      1.108          1.393          1,534,820
                                                       2005      1.003          1.108          1,309,765
                                                       2004      0.877          1.003          1,590,567
                                                       2003      0.694          0.877          1,666,960
                                                       2002      0.856          0.694          2,088,312
                                                       2001      1.000          0.856            917,740

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.945          2.077                 --
                                                       2006      1.685          1.945          2,646,206
                                                       2005      1.599          1.685          3,119,134
                                                       2004      1.288          1.599          3,056,853
                                                       2003      0.874          1.288          3,025,467
                                                       2002      1.087          0.874          2,888,368
                                                       2001      1.000          1.087          1,058,931

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.923          0.982                 --
                                                       2005      0.862          0.923          1,216,377
                                                       2004      0.823          0.862          1,354,934
                                                       2003      0.646          0.823          1,421,397
                                                       2002      0.863          0.646          1,169,522
                                                       2001      1.000          0.863            482,649

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (11/99).........  2006      1.262          1.326                 --
                                                       2005      1.228          1.262          8,206,758
                                                       2004      1.135          1.228          8,538,103
                                                       2003      0.879          1.135          8,549,407
                                                       2002      1.038          0.879          7,726,183
                                                       2001      1.130          1.038          6,933,463
                                                       2000      1.052          1.130          3,667,568

  Travelers Large Cap Subaccount (11/99).............  2006      0.805          0.830                 --
                                                       2005      0.753          0.805          5,864,952
                                                       2004      0.718          0.753          6,526,581
                                                       2003      0.585          0.718          7,014,394
                                                       2002      0.771          0.585          6,135,487
                                                       2001      0.947          0.771          6,491,829
                                                       2000      1.125          0.947          4,881,241

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.077          1.145                 --
                                                       2005      1.000          1.077                 --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.031          1.035                 --
                                                       2005      1.000          1.031            502,841

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.046          1.083                 --
                                                       2005      1.000          1.046            436,664

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.065          1.111                 --
                                                       2005      1.000          1.065            293,220

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.037          1.058                 --
                                                       2005      1.000          1.037            642,758

  Travelers Managed Income Subaccount (11/99)........  2006      1.205          1.193                 --
                                                       2005      1.207          1.205          5,531,145
                                                       2004      1.193          1.207          6,006,507
                                                       2003      1.118          1.193          6,773,182
                                                       2002      1.112          1.118          7,283,963
                                                       2001      1.058          1.112          5,659,552
                                                       2000      0.997          1.058          3,181,405

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      0.889          0.944                 --
                                                       2005      0.806          0.889          4,577,364
                                                       2004      0.707          0.806          5,097,668
                                                       2003      0.593          0.707          5,642,385
                                                       2002      0.805          0.593          6,272,169
                                                       2001      1.055          0.805          6,713,445
                                                       2000      1.135          1.055          5,305,963

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      0.568          0.601                 --
                                                       2005      0.560          0.568         10,189,569
                                                       2004      0.499          0.560          3,126,721
                                                       2003      0.370          0.499          3,286,141
                                                       2002      0.735          0.370          2,790,102
                                                       2001      0.978          0.735          1,989,990
                                                       2000      1.000          0.978            806,876

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.346          1.389                 --
                                                       2005      1.328          1.346         21,108,886
                                                       2004      1.211          1.328         23,128,378
                                                       2003      1.056          1.211         24,030,838
                                                       2002      1.132          1.056         21,772,836
                                                       2001      1.151          1.132         17,453,444
                                                       2000      1.002          1.151          6,817,791

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.174          1.269                 --
                                                       2005      1.121          1.174            514,207
                                                       2004      1.000          1.121            194,637

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      0.910          1.046                 --
                                                       2005      0.845          0.910          1,873,717
                                                       2004      0.742          0.845          2,029,133
                                                       2003      0.586          0.742          1,117,079
                                                       2002      0.684          0.586            525,526
                                                       2001      0.942          0.684            575,353
                                                       2000      1.000          0.942            155,822

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.386          1.471                 --
                                                       2005      1.329          1.386             69,580
                                                       2004      1.215          1.329             67,915
                                                       2003      1.000          1.215             39,407

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.062          1.118                 --
                                                       2005      1.000          1.062             24,552

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.388          1.402                 --
                                                       2005      1.360          1.388          1,402,932
                                                       2004      1.246          1.360            403,744
                                                       2003      1.059          1.246            225,119
                                                       2002      1.016          1.059            229,370
                                                       2001      0.991          1.016            377,966
                                                       2000      1.000          0.991             75,942

  Travelers Strategic Equity Subaccount (11/99)......  2006      0.732          0.764                 --
                                                       2005      0.729          0.732         12,753,021
                                                       2004      0.672          0.729         14,481,859
                                                       2003      0.515          0.672         15,835,354
                                                       2002      0.788          0.515         15,727,503
                                                       2001      0.925          0.788         19,388,725
                                                       2000      1.149          0.925         15,253,686

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.136          1.307                 --
                                                       2005      1.000          1.136                 --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.271                 --
                                                       2005      1.000          1.108                 --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      0.699          0.725                 --
                                                       2005      0.658          0.699          2,900,782
                                                       2004      0.644          0.658          3,408,738
                                                       2003      0.521          0.644          3,712,852
                                                       2002      0.749          0.521          4,008,607
                                                       2001      0.967          0.749          4,514,453
                                                       2000      1.152          0.967          4,325,312

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (11/99)............................................  2008      0.901          0.860                 --
                                                       2007      0.783          0.901          8,646,117
                                                       2006      0.773          0.783          9,978,743
                                                       2005      0.728          0.773         11,930,879
                                                       2004      0.691          0.728         14,156,609
                                                       2003      0.551          0.691         16,694,426
                                                       2002      0.830          0.551         18,796,142
                                                       2001      1.231          0.830         21,802,957
                                                       2000      1.392          1.231         20,791,367

                 VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.65%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.080          1.156                --
                                                       2006      1.000          1.080                --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.204          1.265                --
                                                       2005      1.159          1.204                --
                                                       2004      1.114          1.159                --
                                                       2003      1.000          1.114                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.263          1.320                --
                                                       2005      1.227          1.263            99,735
                                                       2004      1.122          1.227            56,579
                                                       2003      1.000          1.122                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.318          1.288                --
                                                       2005      1.167          1.318           140,844
                                                       2004      1.095          1.167           127,017
                                                       2003      1.000          1.095                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.208          1.691         1,409,950
                                                       2008      1.994          1.208         1,248,749
                                                       2007      1.765          1.994         1,703,408
                                                       2006      1.490          1.765         1,377,710
                                                       2005      1.328          1.490         1,269,425
                                                       2004      1.189          1.328           495,221
                                                       2003      1.000          1.189            87,416

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.961          1.318         3,819,658
                                                       2008      1.744          0.961         4,060,006
                                                       2007      1.578          1.744         4,041,394
                                                       2006      1.456          1.578         4,108,110
                                                       2005      1.274          1.456         3,641,370
                                                       2004      1.151          1.274         1,520,042
                                                       2003      1.000          1.151           272,019

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      0.929          1.199         2,668,778
                                                       2008      1.520          0.929         2,751,588
                                                       2007      1.471          1.520         3,597,597
                                                       2006      1.298          1.471         3,758,451
                                                       2005      1.247          1.298         3,880,808
                                                       2004      1.149          1.247         1,935,896
                                                       2003      1.000          1.149           139,194

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.567          1.551                --
                                                       2005      1.348          1.567            25,906
                                                       2004      1.147          1.348                --
                                                       2003      1.000          1.147                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      1.560          2.035                --
                                                       2005      1.480          1.560            90,922
                                                       2004      1.145          1.480                --
                                                       2003      1.000          1.145                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.308          1.422                --
                                                       2005      1.207          1.308                --
                                                       2004      1.074          1.207                --
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.305          1.454                --
                                                       2005      1.205          1.305           127,439
                                                       2004      1.067          1.205                --
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2009      1.067          1.424         1,445,465
                                                       2008      1.891          1.067         1,483,555
                                                       2007      1.636          1.891         1,644,595
                                                       2006      1.490          1.636         1,601,350
                                                       2005      1.297          1.490         1,104,068
                                                       2004      1.143          1.297           560,534
                                                       2003      1.000          1.143            25,783

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2009      1.273          1.749           740,425
                                                       2008      2.142          1.273           796,222
                                                       2007      1.889          2.142           974,757
                                                       2006      1.708          1.889         1,016,017
                                                       2005      1.471          1.708           857,743
                                                       2004      1.200          1.471           500,124
                                                       2003      1.000          1.200            47,679

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2009      0.863          1.151           371,430
                                                       2008      1.247          0.863           385,936
                                                       2007      1.222          1.247           495,737
                                                       2006      1.051          1.222           339,949
                                                       2005      1.000          1.051           171,706

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2009      0.893          1.261           127,078
                                                       2008      1.579          0.893           110,348
                                                       2007      1.443          1.579           107,259
                                                       2006      1.350          1.443           121,882
                                                       2005      1.310          1.350           133,139
                                                       2004      1.194          1.310            86,227
                                                       2003      1.000          1.194             8,288

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.348          1.570                --
                                                       2005      1.240          1.348           361,804
                                                       2004      1.119          1.240           152,096
                                                       2003      1.000          1.119            17,411

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.104          2.824                --
                                                       2007      2.451          3.104           342,033
                                                       2006      1.945          2.451           275,185
                                                       2005      1.552          1.945           241,567
                                                       2004      1.265          1.552           118,374
                                                       2003      1.000          1.265             7,153

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      1.184          1.595         1,283,412
                                                       2008      2.018          1.184         1,368,294
                                                       2007      1.777          2.018         1,464,184
                                                       2006      1.488          1.777         1,458,896
                                                       2005      1.373          1.488         1,246,441
                                                       2004      1.177          1.373           354,332
                                                       2003      1.000          1.177             6,581

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.421          1.703                --
                                                       2005      1.327          1.421           252,895
                                                       2004      1.163          1.327            14,468
                                                       2003      1.000          1.163                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2009      1.101          1.564            66,501
                                                       2008      1.993          1.101           117,591
                                                       2007      1.665          1.993           132,432
                                                       2006      1.493          1.665           139,678
                                                       2005      1.355          1.493            94,434
                                                       2004      1.144          1.355            19,332
                                                       2003      1.000          1.144                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.358          1.524                --
                                                       2005      1.328          1.358           269,569
                                                       2004      1.175          1.328           174,910
                                                       2003      1.000          1.175                --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.288          1.371                --
                                                       2006      1.220          1.288             6,475
                                                       2005      1.167          1.220             6,478
                                                       2004      1.153          1.167             6,481
                                                       2003      1.000          1.153                --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Global Equity Subaccount
  (10/02)............................................  2009      0.876          1.041           848,076
                                                       2008      1.518          0.876           859,631
                                                       2007      1.471          1.518           980,676
                                                       2006      1.298          1.471         1,047,243
                                                       2005      1.238          1.298         1,556,352
                                                       2004      1.142          1.238           440,074
                                                       2003      1.000          1.142                --

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2009      0.846          1.120           902,851
                                                       2008      1.444          0.846         1,116,912
                                                       2007      1.446          1.444         1,292,103
                                                       2006      1.351          1.446         1,322,025
                                                       2005      1.230          1.351         1,091,300
                                                       2004      1.138          1.230           687,843
                                                       2003      1.000          1.138            28,239

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2009      1.031          1.238         1,074,189
                                                       2008      1.482          1.031           710,344
                                                       2007      1.390          1.482           733,320
                                                       2006      1.231          1.390           815,133
                                                       2005      1.200          1.231           843,960
                                                       2004      1.121          1.200           270,079
                                                       2003      1.000          1.121            16,469

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.951          0.936                --
                                                       2008      1.370          0.951           458,723
                                                       2007      1.373          1.370           550,690

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2009      0.782          1.079         1,341,088
                                                       2008      1.375          0.782         1,782,421
                                                       2007      1.372          1.375         2,305,391
                                                       2006      1.228          1.372         2,626,764
                                                       2005      1.186          1.228         2,889,583
                                                       2004      1.131          1.186         2,434,265
                                                       2003      1.000          1.131           326,932

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2009      0.940          1.128            87,732
                                                       2008      1.338          0.940            87,731
                                                       2007      1.278          1.338           105,994
                                                       2006      1.101          1.278           102,134
                                                       2005      1.122          1.101           101,640
                                                       2004      1.103          1.122            17,221
                                                       2003      1.000          1.103             9,413

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2009      0.833          1.004         1,296,828
                                                       2008      1.301          0.833         1,531,191
                                                       2007      1.256          1.301         1,607,142
                                                       2006      1.155          1.256         1,641,344
                                                       2005      1.127          1.155         1,441,797
                                                       2004      1.091          1.127           937,477
                                                       2003      1.000          1.091           100,086

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (11/99).......................  2009      0.917          1.167           313,598
                                                       2008      1.470          0.917           501,554
                                                       2007      1.476          1.470           615,753
                                                       2006      1.284          1.476           650,194
                                                       2005      1.246          1.284           710,938
                                                       2004      1.171          1.246           314,017
                                                       2003      1.000          1.171            32,521

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)..................................  2009      0.984          1.205           199,006
                                                       2008      1.554          0.984           211,895
                                                       2007      1.520          1.554           216,953
                                                       2006      1.307          1.520           218,192
                                                       2005      1.247          1.307           154,459
                                                       2004      1.149          1.247            64,967
                                                       2003      1.000          1.149             4,620

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.786          1.101           307,766
                                                       2008      1.274          0.786           361,446
                                                       2007      1.231          1.274           420,430
                                                       2006      1.196          1.231           466,575
                                                       2005      1.156          1.196           513,062
                                                       2004      1.171          1.156           155,722
                                                       2003      1.000          1.171             8,693

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2009      1.017          1.361            74,699
                                                       2008      1.598          1.017            93,877
                                                       2007      1.516          1.598           110,506
                                                       2006      1.343          1.516           116,879
                                                       2005      1.260          1.343           344,308
                                                       2004      1.160          1.260            89,067
                                                       2003      1.000          1.160            14,481

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2009      1.013          1.422           253,693
                                                       2008      1.737          1.013           254,100
                                                       2007      1.605          1.737           271,036
                                                       2006      1.447          1.605           265,095
                                                       2005      1.402          1.447           331,202
                                                       2004      1.239          1.402           110,502
                                                       2003      1.000          1.239            23,027

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.904          0.880                --
                                                       2008      1.470          0.904           401,442
                                                       2007      1.425          1.470           407,954
                                                       2006      1.258          1.425           491,224
                                                       2005      1.227          1.258           669,441
                                                       2004      1.132          1.227           184,495
                                                       2003      1.000          1.132            21,366

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (11/99).................  2009      1.080          1.366                --
                                                       2008      1.939          1.080                --
                                                       2007      1.854          1.939                --
                                                       2006      1.498          1.854                --
                                                       2005      1.363          1.498                --
                                                       2004      1.176          1.363                --
                                                       2003      1.000          1.176                --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.328          1.352                --
                                                       2006      1.202          1.328           552,405
                                                       2005      1.180          1.202           526,700
                                                       2004      1.124          1.180           169,923
                                                       2003      1.000          1.124             7,079

Legg Mason Partners Variable Income Trust
  LMPVIT Money Market Subaccount (11/99).............  2009      1.071          1.056         1,549,316
                                                       2008      1.061          1.071         2,238,181
                                                       2007      1.028          1.061         1,067,037
                                                       2006      0.999          1.028           797,659
                                                       2005      0.988          0.999           528,735
                                                       2004      0.996          0.988           104,177
                                                       2003      1.000          0.996           223,063

  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.792          0.915           172,545
                                                       2008      1.021          0.792           173,637
                                                       2007      1.025          1.021           175,761
                                                       2006      1.001          1.025           205,715
                                                       2005      0.994          1.001           206,704
                                                       2004      0.999          0.994           147,288
                                                       2003      1.000          0.999                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2009      0.991          1.164           184,542
                                                       2008      1.167          0.991           179,877
                                                       2007      1.163          1.167           234,427
                                                       2006      1.122          1.163           236,096
                                                       2005      1.112          1.122           287,885
                                                       2004      1.059          1.112           209,214
                                                       2003      1.000          1.059             7,471

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2009      0.897          1.411           648,949
                                                       2008      1.303          0.897           677,875
                                                       2007      1.320          1.303           803,955
                                                       2006      1.210          1.320           858,454
                                                       2005      1.198          1.210           884,216
                                                       2004      1.103          1.198           595,140
                                                       2003      1.000          1.103            38,218

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.611          1.719                --
                                                       2006      1.451          1.611           133,158
                                                       2005      1.406          1.451           140,085
                                                       2004      1.237          1.406            81,723
                                                       2003      1.000          1.237                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.485          1.557                --
                                                       2006      1.278          1.485           117,900
                                                       2005      1.248          1.278           118,349
                                                       2004      1.172          1.248           118,828
                                                       2003      1.000          1.172                --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/99)........  2007      1.524          1.601                --
                                                       2006      1.310          1.524                --
                                                       2005      1.250          1.310                --
                                                       2004      1.149          1.250                --
                                                       2003      1.000          1.149                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.483          1.541                --
                                                       2006      1.286          1.483           404,874
                                                       2005      1.266          1.286           359,892
                                                       2004      1.142          1.266           177,217
                                                       2003      1.000          1.142                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.660          1.830                --
                                                       2006      1.504          1.660           675,252
                                                       2005      1.413          1.504           656,322
                                                       2004      1.158          1.413           316,079
                                                       2003      1.000          1.158             5,067

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.541          1.616                --
                                                       2006      1.456          1.541           104,440

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.995          1.167           117,215
                                                       2008      1.614          0.995           115,104
                                                       2007      1.602          1.614           106,472

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.588          0.781           161,704
                                                       2008      1.022          0.588           152,392
                                                       2007      1.220          1.022           168,839
                                                       2006      1.003          1.220           165,895

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.970          1.232            40,798
                                                       2008      1.319          0.970            37,041
                                                       2007      1.354          1.319            29,797
                                                       2006      1.271          1.354           105,120

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      1.024          1.566           201,237
                                                       2008      1.756          1.024           212,512
                                                       2007      1.801          1.756           215,508
                                                       2006      1.635          1.801           181,720

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      1.166          1.643           137,885
                                                       2008      2.039          1.166           128,370
                                                       2007      1.589          2.039            43,850
                                                       2006      1.551          1.589            25,900

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.690          0.928                --
                                                       2008      1.137          0.690                --
                                                       2007      1.283          1.137                --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.687          0.800         1,320,082
                                                       2008      1.097          0.687         1,337,207
                                                       2007      1.075          1.097         1,404,922
                                                       2006      1.001          1.075           880,441

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.639          0.795           955,598
                                                       2008      1.060          0.639           970,771
                                                       2007      1.072          1.060           991,947
                                                       2006      1.015          1.072                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.833          0.792                --
                                                       2008      1.476          0.833             3,946
                                                       2007      1.341          1.476                --
                                                       2006      1.358          1.341            39,690

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.858          1.133             8,588
                                                       2008      1.421          0.858             8,601
                                                       2007      1.297          1.421            20,188
                                                       2006      1.307          1.297            15,030

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.295          2.152           372,936
                                                       2008      2.828          1.295           363,195

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.201          1.554            38,820
                                                       2008      2.118          1.201            38,823
                                                       2007      2.017          2.118             9,253

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.111          1.294           520,068
                                                       2008      1.210          1.111           487,269
                                                       2007      1.143          1.210           625,341

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.245          1.387         3,127,851

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      1.001          1.220            46,707
                                                       2008      1.515          1.001            31,455
                                                       2007      1.467          1.515            43,874
                                                       2006      1.365          1.467            44,384

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.176          1.298                --
                                                       2006      1.117          1.176                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.158          1.516           712,133
                                                       2008      1.319          1.158           716,164
                                                       2007      1.258          1.319           773,974
                                                       2006      1.214          1.258           773,808

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.677          0.842           646,395
                                                       2008      0.981          0.677           767,651
                                                       2007      1.028          0.981           827,713
                                                       2006      1.003          1.028           651,068

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Van Kampen Mid Cap Growth Subaccount (Class B)
  (4/08) *...........................................  2009      0.766          1.184                --
                                                       2008      1.380          0.766                --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.842          1.236           104,335
                                                       2008      1.577          0.842           112,552
                                                       2007      1.332          1.577            90,005
                                                       2006      1.365          1.332           101,958

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2009      1.058          1.137           237,070
                                                       2008      1.115          1.058           219,949
                                                       2007      1.068          1.115           308,055
                                                       2006      1.030          1.068           314,304

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.813          1.024            49,580

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.755          0.746                --
                                                       2008      1.284          0.755             1,778
                                                       2007      1.306          1.284            55,022
                                                       2006      1.271          1.306            65,819

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.730          0.762                --
                                                       2008      1.345          0.730            44,258
                                                       2007      1.316          1.345            44,275
                                                       2006      1.299          1.316            44,291

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.834          0.998           106,973
                                                       2008      1.390          0.834           115,629
                                                       2007      1.357          1.390           133,544
                                                       2006      1.324          1.357           140,510

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2009      0.922          1.269            29,907
                                                       2008      1.390          0.922            29,907

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.631          0.816            48,825
                                                       2008      1.077          0.631            48,825
                                                       2007      1.060          1.077            48,825
                                                       2006      1.002          1.060            48,825

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.911          1.081           226,934
                                                       2008      1.082          0.911           246,430
                                                       2007      1.042          1.082                --
                                                       2006      1.001          1.042                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.834          1.014           206,419
                                                       2008      1.081          0.834            53,242
                                                       2007      1.049          1.081           310,756
                                                       2006      1.002          1.049           310,793

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.759          0.945           137,315
                                                       2008      1.082          0.759           124,701
                                                       2007      1.054          1.082           127,919
                                                       2006      1.002          1.054           251,750

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.690          0.877            68,923
                                                       2008      1.082          0.690           125,332
                                                       2007      1.059          1.082           148,318
                                                       2006      1.002          1.059           165,906

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.910          1.119           783,063

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      1.036          1.206         1,574,613
                                                       2008      1.356          1.036         1,536,518
                                                       2007      1.323          1.356         1,542,317
                                                       2006      1.238          1.323         1,567,780

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      1.115          1.325                --
                                                       2008      1.482          1.115                --
                                                       2007      1.400          1.482           185,256
                                                       2006      1.267          1.400           185,697

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.642          0.883           612,070
                                                       2008      1.098          0.642           671,324
                                                       2007      1.051          1.098           728,696
                                                       2006      0.996          1.051           744,594

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.654          0.921           218,960
                                                       2008      1.147          0.654           168,589
                                                       2007      1.068          1.147           251,420
                                                       2006      0.998          1.068           158,753

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.116          1.139                --
                                                       2006      1.127          1.116           579,755
                                                       2005      1.122          1.127           509,932
                                                       2004      1.048          1.122           212,120
                                                       2003      1.000          1.048            16,029

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.202          1.241                --
                                                       2008      1.166          1.202         3,092,897
                                                       2007      1.090          1.166         2,695,982
                                                       2006      1.067          1.090         2,410,129
                                                       2005      1.059          1.067         1,950,998
                                                       2004      1.026          1.059           417,069
                                                       2003      1.000          1.026            14,929

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2008      1.493          0.833                --
                                                       2007      1.376          1.493                --
                                                       2006      1.259          1.376                --
                                                       2005      1.193          1.259                --
                                                       2004      1.128          1.193                --
                                                       2003      1.000          1.128                --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.874          2.028                --
                                                       2006      1.491          1.874                --
                                                       2005      1.351          1.491                --
                                                       2004      1.182          1.351                --
                                                       2003      1.000          1.182                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.868          1.994                --
                                                       2006      1.619          1.868           162,903
                                                       2005      1.537          1.619           153,505
                                                       2004      1.238          1.537            39,863
                                                       2003      1.000          1.238                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.276          1.358                --
                                                       2005      1.193          1.276            45,298
                                                       2004      1.138          1.193                --
                                                       2003      1.000          1.138                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.260          1.324                --
                                                       2005      1.226          1.260           119,356
                                                       2004      1.134          1.226           110,154
                                                       2003      1.000          1.134            11,270

  Travelers Large Cap Subaccount (11/99).............  2006      1.260          1.299                --
                                                       2005      1.179          1.260            39,091
                                                       2004      1.125          1.179             9,902
                                                       2003      1.000          1.125                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.077          1.145                --
                                                       2005      1.000          1.077            42,718

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.030          1.034                --
                                                       2005      1.000          1.030                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.046          1.083                --
                                                       2005      1.000          1.046           228,625

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.064          1.110                --
                                                       2005      1.000          1.064           206,728

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.037          1.057                --
                                                       2005      1.000          1.037             3,439

  Travelers Managed Income Subaccount (11/99)........  2006      1.040          1.030                --
                                                       2005      1.043          1.040           321,454
                                                       2004      1.031          1.043           384,370
                                                       2003      1.000          1.031            70,293

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.371          1.456                --
                                                       2005      1.244          1.371           103,469
                                                       2004      1.091          1.244                --
                                                       2003      1.000          1.091                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.290          1.365                --
                                                       2005      1.272          1.290            84,153
                                                       2004      1.134          1.272                --
                                                       2003      1.000          1.134                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.200          1.238                --
                                                       2005      1.185          1.200         1,487,520
                                                       2004      1.080          1.185           683,524
                                                       2003      1.000          1.080            19,332

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.173          1.267                --
                                                       2005      1.120          1.173           186,104
                                                       2004      1.000          1.120                --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.423          1.635                --
                                                       2005      1.321          1.423           189,242
                                                       2004      1.160          1.321           142,157
                                                       2003      1.000          1.160             4,255

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.286          1.365                --
                                                       2005      1.234          1.286            44,869
                                                       2004      1.129          1.234            36,986
                                                       2003      1.000          1.129                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.062          1.117                --
                                                       2005      1.000          1.062                --

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.203          1.214                --
                                                       2005      1.179          1.203           787,662
                                                       2004      1.081          1.179           452,137
                                                       2003      1.000          1.081                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.217          1.270                --
                                                       2005      1.213          1.217             5,336
                                                       2004      1.118          1.213             5,345
                                                       2003      1.000          1.118             5,347

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.135          1.307                --
                                                       2005      1.000          1.135                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.271                --
                                                       2005      1.000          1.108                --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.225          1.271                --
                                                       2005      1.155          1.225             1,656
                                                       2004      1.130          1.155                --
                                                       2003      1.000          1.130                --

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (11/99)............................................  2008      1.454          0.729                --
                                                       2007      1.264          1.454                --
                                                       2006      1.249          1.264           292,462
                                                       2005      1.176          1.249           231,197
                                                       2004      1.117          1.176                --
                                                       2003      1.000          1.117                --



               VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A)


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.078          1.154                --
                                                       2006      1.000          1.078            17,348

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.276          1.339                --
                                                       2005      1.229          1.276            12,608
                                                       2004      1.183          1.229            12,240
                                                       2003      0.963          1.183            11,651
                                                       2002      1.000          0.963                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.399          1.462                --
                                                       2005      1.362          1.399           163,438
                                                       2004      1.247          1.362           161,921
                                                       2003      0.960          1.247           160,654
                                                       2002      1.000          0.960                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.378          1.345                --
                                                       2005      1.222          1.378           369,758
                                                       2004      1.148          1.222           361,087
                                                       2003      0.948          1.148           328,496
                                                       2002      1.000          0.948                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.319          1.843           558,657
                                                       2008      2.180          1.319           584,698
                                                       2007      1.932          2.180           622,106
                                                       2006      1.634          1.932           617,909
                                                       2005      1.458          1.634           431,210
                                                       2004      1.308          1.458           394,948
                                                       2003      0.984          1.308           332,749
                                                       2002      1.000          0.984                --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.070          1.465         2,248,028
                                                       2008      1.944          1.070         2,515,370
                                                       2007      1.762          1.944         2,516,467
                                                       2006      1.628          1.762         2,848,983
                                                       2005      1.426          1.628         2,717,507
                                                       2004      1.291          1.426         2,643,061
                                                       2003      0.961          1.291         2,143,343
                                                       2002      1.000          0.961                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      1.014          1.308         2,407,240
                                                       2008      1.662          1.014         2,518,401
                                                       2007      1.611          1.662         2,773,760
                                                       2006      1.424          1.611         2,806,004
                                                       2005      1.370          1.424         2,866,958
                                                       2004      1.263          1.370         2,831,694
                                                       2003      0.971          1.263         2,204,907
                                                       2002      1.000          0.971                --

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.619          1.601                --
                                                       2005      1.395          1.619           257,067
                                                       2004      1.188          1.395           258,029
                                                       2003      0.968          1.188           250,782
                                                       2002      1.000          0.968                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      1.798          2.342                --
                                                       2005      1.708          1.798           244,175
                                                       2004      1.323          1.708           264,800
                                                       2003      1.005          1.323           262,109
                                                       2002      1.000          1.005                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.304          1.417                --
                                                       2005      1.205          1.304            29,277
                                                       2004      1.074          1.205             4,023
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.301          1.449                --
                                                       2005      1.203          1.301            25,709
                                                       2004      1.067          1.203            27,414
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2009      1.159          1.544           575,009
                                                       2008      2.056          1.159           693,493
                                                       2007      1.781          2.056           549,258
                                                       2006      1.625          1.781           706,028
                                                       2005      1.416          1.625           564,376
                                                       2004      1.250          1.416           480,832
                                                       2003      0.992          1.250           450,547
                                                       2002      1.000          0.992                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2009      1.410          1.935           565,208
                                                       2008      2.377          1.410           694,619
                                                       2007      2.099          2.377           691,490
                                                       2006      1.901          2.099           928,352
                                                       2005      1.640          1.901         1,058,065
                                                       2004      1.339          1.640         1,035,339
                                                       2003      0.986          1.339           875,648
                                                       2002      1.000          0.986                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2009      0.858          1.143           356,123
                                                       2008      1.242          0.858           259,288
                                                       2007      1.219          1.242           211,946
                                                       2006      1.050          1.219           184,947
                                                       2005      1.000          1.050                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2009      0.969          1.367           203,259
                                                       2008      1.716          0.969           164,321
                                                       2007      1.571          1.716           175,285
                                                       2006      1.472          1.571           237,557
                                                       2005      1.430          1.472           239,507
                                                       2004      1.306          1.430           241,835
                                                       2003      0.969          1.306           277,942
                                                       2002      1.000          0.969                --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.468          1.707                --
                                                       2005      1.352          1.468           431,428
                                                       2004      1.222          1.352           466,212
                                                       2003      0.994          1.222           361,229
                                                       2002      1.000          0.994                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.523          3.203                --
                                                       2007      2.785          3.523           184,731
                                                       2006      2.214          2.785           174,972
                                                       2005      1.769          2.214           151,462
                                                       2004      1.444          1.769           148,057
                                                       2003      1.000          1.444            80,388

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      1.281          1.724           382,801
                                                       2008      2.188          1.281           473,493
                                                       2007      1.930          2.188           439,655
                                                       2006      1.618          1.930           469,825
                                                       2005      1.495          1.618           440,051
                                                       2004      1.284          1.495           364,677
                                                       2003      0.989          1.284           279,537
                                                       2002      1.000          0.989                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.544          1.848                --
                                                       2005      1.444          1.544           140,590
                                                       2004      1.267          1.444           128,602
                                                       2003      0.977          1.267            91,055
                                                       2002      1.000          0.977                --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2009      1.243          1.763           140,751
                                                       2008      2.254          1.243           187,450
                                                       2007      1.885          2.254           142,435
                                                       2006      1.694          1.885           149,607
                                                       2005      1.540          1.694           148,014
                                                       2004      1.301          1.540           101,124
                                                       2003      0.983          1.301            98,450
                                                       2002      1.000          0.983                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.536          1.720                --
                                                       2005      1.503          1.536           169,292
                                                       2004      1.332          1.503           157,360
                                                       2003      1.000          1.332           131,801

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.408          1.498                --
                                                       2006      1.336          1.408            20,304
                                                       2005      1.279          1.336            54,915
                                                       2004      1.266          1.279            72,418
                                                       2003      0.960          1.266            58,660
                                                       2002      1.000          0.960                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Global Equity Subaccount
  (10/02)............................................  2009      0.947          1.124           176,378
                                                       2008      1.643          0.947           179,804
                                                       2007      1.595          1.643           218,611
                                                       2006      1.410          1.595           216,872
                                                       2005      1.347          1.410           231,672
                                                       2004      1.244          1.347           225,311
                                                       2003      0.963          1.244           300,233
                                                       2002      1.000          0.963                --

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2009      0.927          1.226           882,403
                                                       2008      1.585          0.927           968,296
                                                       2007      1.590          1.585         1,205,967
                                                       2006      1.488          1.590         1,328,183
                                                       2005      1.357          1.488         1,409,319
                                                       2004      1.256          1.357         1,449,575
                                                       2003      0.951          1.256         1,130,438
                                                       2002      1.000          0.951                --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2009      1.090          1.308           462,653
                                                       2008      1.571          1.090           484,979
                                                       2007      1.475          1.571           572,596
                                                       2006      1.308          1.475           644,078
                                                       2005      1.277          1.308           657,278
                                                       2004      1.195          1.277           676,660
                                                       2003      0.977          1.195           598,510
                                                       2002      1.000          0.977                --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      1.023          1.006                --
                                                       2008      1.476          1.023            36,928
                                                       2007      1.479          1.476            76,143

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2009      0.860          1.184           369,019
                                                       2008      1.512          0.860           974,543
                                                       2007      1.512          1.512         1,432,085
                                                       2006      1.355          1.512         1,738,449
                                                       2005      1.311          1.355         2,070,477
                                                       2004      1.251          1.311         2,234,166
                                                       2003      0.969          1.251         1,812,366
                                                       2002      1.000          0.969                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2009      0.988          1.184            13,208
                                                       2008      1.408          0.988            39,502
                                                       2007      1.347          1.408            39,508
                                                       2006      1.163          1.347            47,542
                                                       2005      1.186          1.163            75,697
                                                       2004      1.168          1.186            75,714
                                                       2003      0.963          1.168            75,729
                                                       2002      1.000          0.963                --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2009      0.889          1.070         1,001,803
                                                       2008      1.391          0.889         1,095,051
                                                       2007      1.345          1.391         1,400,201
                                                       2006      1.239          1.345         1,999,565
                                                       2005      1.210          1.239         1,989,209
                                                       2004      1.173          1.210         1,991,974
                                                       2003      0.980          1.173         1,487,459
                                                       2002      1.000          0.980                --

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (11/99).......................  2009      1.022          1.299           465,600
                                                       2008      1.641          1.022           581,413
                                                       2007      1.650          1.641           714,675
                                                       2006      1.439          1.650           626,584
                                                       2005      1.398          1.439           827,120
                                                       2004      1.315          1.398           880,935
                                                       2003      0.966          1.315           719,792
                                                       2002      1.000          0.966                --

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)..................................  2009      1.059          1.295           164,557
                                                       2008      1.675          1.059           165,527
                                                       2007      1.642          1.675           190,199
                                                       2006      1.413          1.642           202,067
                                                       2005      1.351          1.413           226,701
                                                       2004      1.246          1.351           235,286
                                                       2003      0.959          1.246            51,488
                                                       2002      1.000          0.959                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.914          1.278           288,675
                                                       2008      1.484          0.914           303,176
                                                       2007      1.435          1.484           361,632
                                                       2006      1.397          1.435           316,593
                                                       2005      1.352          1.397           373,142
                                                       2004      1.371          1.352           451,680
                                                       2003      0.946          1.371           346,648
                                                       2002      1.000          0.946                --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2009      1.083          1.447            58,112
                                                       2008      1.704          1.083            76,728
                                                       2007      1.620          1.704           112,771
                                                       2006      1.436          1.620           228,504
                                                       2005      1.350          1.436           247,599
                                                       2004      1.245          1.350           248,568
                                                       2003      0.977          1.245           214,257
                                                       2002      1.000          0.977                --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2009      1.151          1.614           172,048
                                                       2008      1.977          1.151           184,045
                                                       2007      1.830          1.977           205,044
                                                       2006      1.652          1.830           188,001
                                                       2005      1.604          1.652           181,032
                                                       2004      1.418          1.604           178,693
                                                       2003      0.970          1.418            70,770
                                                       2002      1.000          0.970                --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.962          0.936                --
                                                       2008      1.567          0.962           441,518
                                                       2007      1.521          1.567           479,800
                                                       2006      1.345          1.521           674,344
                                                       2005      1.314          1.345           666,600
                                                       2004      1.213          1.314           786,289
                                                       2003      0.967          1.213           723,321
                                                       2002      1.000          0.967                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (11/99).................  2009      1.125          1.421            19,035
                                                       2008      2.024          1.125            19,794
                                                       2007      1.938          2.024            20,467
                                                       2006      1.568          1.938            20,922
                                                       2005      1.429          1.568            21,012
                                                       2004      1.234          1.429            21,026
                                                       2003      0.986          1.234            12,763
                                                       2002      1.000          0.986                --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.433          1.457                --
                                                       2006      1.299          1.433           665,001
                                                       2005      1.277          1.299           718,545
                                                       2004      1.218          1.277           748,544
                                                       2003      0.962          1.218           529,593
                                                       2002      1.000          0.962                --

Legg Mason Partners Variable Income Trust
  LMPVIT Money Market Subaccount (11/99).............  2009      1.055          1.039         1,196,713
                                                       2008      1.047          1.055         1,361,988
                                                       2007      1.016          1.047         2,077,631
                                                       2006      0.989          1.016           547,853
                                                       2005      0.979          0.989           790,257
                                                       2004      0.988          0.979           857,849
                                                       2003      1.000          0.988           628,947
                                                       2002      1.000          1.000                --

  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.786          0.906             2,089
                                                       2008      1.015          0.786             7,608
                                                       2007      1.020          1.015            27,119
                                                       2006      0.997          1.020           207,989
                                                       2005      0.992          0.997             2,098
                                                       2004      0.998          0.992            12,394
                                                       2003      1.000          0.998             2,100

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2009      1.030          1.207            80,676
                                                       2008      1.214          1.030            88,300
                                                       2007      1.212          1.214           106,079
                                                       2006      1.171          1.212           109,382
                                                       2005      1.162          1.171           362,648
                                                       2004      1.109          1.162           390,964
                                                       2003      1.010          1.109           391,229
                                                       2002      1.000          1.010                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2009      1.019          1.600           637,738
                                                       2008      1.481          1.019           865,080
                                                       2007      1.504          1.481         1,128,819
                                                       2006      1.379          1.504         1,096,897
                                                       2005      1.369          1.379         1,320,862
                                                       2004      1.262          1.369         1,345,666
                                                       2003      1.007          1.262         1,173,382
                                                       2002      1.000          1.007                --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.763          1.880                --
                                                       2006      1.590          1.763            36,433
                                                       2005      1.543          1.590           121,679
                                                       2004      1.359          1.543           150,826
                                                       2003      0.975          1.359           165,350
                                                       2002      1.000          0.975                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.653          1.733                --
                                                       2006      1.425          1.653           466,491
                                                       2005      1.395          1.425           445,988
                                                       2004      1.311          1.395           519,501
                                                       2003      0.960          1.311           508,773
                                                       2002      1.000          0.960                --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/99)........  2007      1.604          1.685                --
                                                       2006      1.380          1.604                --
                                                       2005      1.320          1.380                --
                                                       2004      1.215          1.320                --
                                                       2003      0.969          1.215                --
                                                       2002      1.000          0.969                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.604          1.666                --
                                                       2006      1.393          1.604           438,664
                                                       2005      1.373          1.393           395,250
                                                       2004      1.241          1.373           358,050
                                                       2003      1.000          1.241           336,169

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.793          1.975                --
                                                       2006      1.627          1.793           286,369
                                                       2005      1.531          1.627           360,238
                                                       2004      1.256          1.531           329,638
                                                       2003      1.000          1.256           158,082

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.628          1.706                --
                                                       2006      1.539          1.628            31,909

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      1.048          1.227            15,842
                                                       2008      1.702          1.048            19,990
                                                       2007      1.692          1.702            29,776

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.585          0.777           346,925
                                                       2008      1.020          0.585           293,729
                                                       2007      1.218          1.020           263,609
                                                       2006      1.003          1.218           456,600

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.965          1.223           146,062
                                                       2008      1.314          0.965           135,071
                                                       2007      1.351          1.314            56,621
                                                       2006      1.269          1.351            17,638

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      0.646          0.986           506,819
                                                       2008      1.109          0.646           563,404
                                                       2007      1.139          1.109           698,065
                                                       2006      1.035          1.139           573,755

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      1.200          1.687           216,944
                                                       2008      2.101          1.200           222,140
                                                       2007      1.640          2.101           129,586
                                                       2006      1.601          1.640           266,645

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.686          0.921             9,397
                                                       2008      1.132          0.686             6,722
                                                       2007      1.279          1.132             6,730

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.684          0.796           681,277
                                                       2008      1.094          0.684           846,903
                                                       2007      1.074          1.094         1,049,874
                                                       2006      1.001          1.074         1,018,696

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.636          0.790           841,338
                                                       2008      1.058          0.636           973,382
                                                       2007      1.071          1.058         1,093,984
                                                       2006      1.015          1.071           127,962

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.892          0.847                --
                                                       2008      1.583          0.892           119,650
                                                       2007      1.440          1.583           128,466
                                                       2006      1.460          1.440           139,125

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.853          1.125            16,787
                                                       2008      1.415          0.853            18,938
                                                       2007      1.294          1.415            18,010
                                                       2006      1.305          1.294             7,621

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.467          2.435           125,865
                                                       2008      3.208          1.467           165,560

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      0.880          1.137           163,462
                                                       2008      1.554          0.880           222,502
                                                       2007      1.482          1.554           190,980

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.101          1.279         1,073,849
                                                       2008      1.200          1.101           950,841
                                                       2007      1.135          1.200           598,799

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.256          1.398         3,072,965

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      1.068          1.300            53,403
                                                       2008      1.619          1.068            39,449
                                                       2007      1.570          1.619            35,637
                                                       2006      1.462          1.570            39,520

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.173          1.294                --
                                                       2006      1.116          1.173                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.259          1.646           201,042
                                                       2008      1.436          1.259           221,341
                                                       2007      1.371          1.436           236,048
                                                       2006      1.326          1.371           172,003

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.674          0.838           796,549
                                                       2008      0.979          0.674           848,317
                                                       2007      1.027          0.979           938,230
                                                       2006      1.003          1.027           406,832

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Van Kampen Mid Cap Growth Subaccount (Class B)
  (4/08) *...........................................  2009      0.486          0.750             6,887
                                                       2008      0.876          0.486            29,528

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.966          1.416            93,656
                                                       2008      1.813          0.966           121,880
                                                       2007      1.533          1.813           146,160
                                                       2006      1.573          1.533           184,445

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2009      1.100          1.181           887,524
                                                       2008      1.162          1.100           823,039
                                                       2007      1.115          1.162           791,747
                                                       2006      1.075          1.115           863,830

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.870          1.094           184,103

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.424          0.419                --
                                                       2008      0.723          0.424           460,070
                                                       2007      0.737          0.723           486,918
                                                       2006      0.718          0.737           161,739

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.762          0.795                --
                                                       2008      1.407          0.762           269,123
                                                       2007      1.378          1.407           296,233
                                                       2006      1.361          1.378           353,156

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.901          1.077           196,068
                                                       2008      1.504          0.901           225,729
                                                       2007      1.471          1.504           332,776
                                                       2006      1.436          1.471           472,710

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2009      0.983          1.351            15,425
                                                       2008      1.484          0.983            15,440

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.628          0.811                --
                                                       2008      1.074          0.628                --
                                                       2007      1.059          1.074                --
                                                       2006      1.002          1.059                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.908          1.075            56,173
                                                       2008      1.080          0.908            56,212
                                                       2007      1.041          1.080                --
                                                       2006      1.001          1.041                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.831          1.009           200,256
                                                       2008      1.079          0.831           213,068
                                                       2007      1.048          1.079         1,138,220
                                                       2006      1.002          1.048                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.756          0.940           324,050
                                                       2008      1.079          0.756           440,667
                                                       2007      1.053          1.079           461,489
                                                       2006      1.002          1.053            65,856

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.688          0.872           785,693
                                                       2008      1.079          0.688           334,756
                                                       2007      1.058          1.079           413,928
                                                       2006      1.002          1.058           299,088

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.968          1.189           377,220

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      1.074          1.248         1,915,042
                                                       2008      1.407          1.074         1,975,396
                                                       2007      1.376          1.407         2,083,564
                                                       2006      1.289          1.376         2,460,860

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      1.097          1.302                --
                                                       2008      1.474          1.097                --
                                                       2007      1.395          1.474           220,595
                                                       2006      1.264          1.395           206,971

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.640          0.878           259,125
                                                       2008      1.096          0.640           225,877
                                                       2007      1.050          1.096           207,391
                                                       2006      0.996          1.050           414,055

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.652          0.916           275,240
                                                       2008      1.144          0.652           380,338
                                                       2007      1.067          1.144           391,874
                                                       2006      0.998          1.067           537,017

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.109          1.130                --
                                                       2006      1.121          1.109           330,032
                                                       2005      1.118          1.121           328,643
                                                       2004      1.045          1.118           369,982
                                                       2003      1.000          1.045           309,194

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.213          1.253                --
                                                       2008      1.179          1.213         3,025,954
                                                       2007      1.104          1.179         3,225,888
                                                       2006      1.082          1.104         3,345,078
                                                       2005      1.075          1.082         3,412,084
                                                       2004      1.044          1.075         3,804,957
                                                       2003      1.012          1.044         3,032,218
                                                       2002      1.000          1.012                --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2008      1.634          0.910                --
                                                       2007      1.508          1.634             2,459
                                                       2006      1.383          1.508             2,461
                                                       2005      1.313          1.383             2,463
                                                       2004      1.242          1.313             2,465
                                                       2003      0.958          1.242             2,466
                                                       2002      1.000          0.958                --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.981          2.143                --
                                                       2006      1.579          1.981           199,400
                                                       2005      1.433          1.579           146,913
                                                       2004      1.255          1.433           145,653
                                                       2003      0.994          1.255           145,428
                                                       2002      1.000          0.994                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.156          2.300                --
                                                       2006      1.871          2.156           505,697
                                                       2005      1.780          1.871           498,519
                                                       2004      1.436          1.780           483,211
                                                       2003      0.977          1.436           314,944
                                                       2002      1.000          0.977                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.372          1.460                --
                                                       2005      1.285          1.372            57,791
                                                       2004      1.228          1.285            62,182
                                                       2003      0.967          1.228            36,237
                                                       2002      1.000          0.967                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.367          1.436                --
                                                       2005      1.333          1.367           641,113
                                                       2004      1.235          1.333           701,539
                                                       2003      0.958          1.235           566,203
                                                       2002      1.000          0.958                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (11/99).............  2006      1.322          1.361                --
                                                       2005      1.238          1.322           144,967
                                                       2004      1.184          1.238           169,135
                                                       2003      0.967          1.184           136,097
                                                       2002      1.000          0.967                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.076          1.143                --
                                                       2005      1.000          1.076                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.029          1.033                --
                                                       2005      1.000          1.029                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.045          1.081                --
                                                       2005      1.000          1.045            55,685

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.063          1.109                --
                                                       2005      1.000          1.063           190,567

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.036          1.056                --
                                                       2005      1.000          1.036                --

  Travelers Managed Income Subaccount (11/99)........  2006      1.086          1.075                --
                                                       2005      1.091          1.086           824,277
                                                       2004      1.080          1.091         1,026,772
                                                       2003      1.014          1.080           790,765
                                                       2002      1.000          1.014                --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.451          1.539                --
                                                       2005      1.318          1.451            51,418
                                                       2004      1.158          1.318            74,064
                                                       2003      0.973          1.158            77,252
                                                       2002      1.000          0.973                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.487          1.573                --
                                                       2005      1.469          1.487           186,660
                                                       2004      1.311          1.469           115,773
                                                       2003      0.974          1.311            95,580
                                                       2002      1.000          0.974                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.249          1.289                --
                                                       2005      1.235          1.249         2,338,812
                                                       2004      1.128          1.235         2,401,796
                                                       2003      0.986          1.128         2,254,136
                                                       2002      1.000          0.986                --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.170          1.264                --
                                                       2005      1.119          1.170            51,129
                                                       2004      1.000          1.119                --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.547          1.775                --
                                                       2005      1.438          1.547           137,217
                                                       2004      1.265          1.438           134,480
                                                       2003      1.001          1.265           104,454
                                                       2002      1.000          1.001                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.379          1.462                --
                                                       2005      1.325          1.379            40,007
                                                       2004      1.214          1.325            43,534
                                                       2003      1.000          1.214             6,184

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.061          1.116                --
                                                       2005      1.000          1.061                --

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.314          1.326                --
                                                       2005      1.290          1.314            30,704
                                                       2004      1.184          1.290                --
                                                       2003      1.008          1.184                --
                                                       2002      1.000          1.008                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.369          1.428                --
                                                       2005      1.366          1.369           300,857
                                                       2004      1.262          1.366           361,691
                                                       2003      0.970          1.262           358,549
                                                       2002      1.000          0.970                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.134          1.305                --
                                                       2005      1.000          1.134                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.269                --
                                                       2005      1.000          1.107                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.288          1.336                --
                                                       2005      1.216          1.288             1,830
                                                       2004      1.192          1.216             1,832
                                                       2003      0.966          1.192             1,542
                                                       2002      1.000          0.966                --

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (11/99)............................................  2008      1.552          0.778                --
                                                       2007      1.351          1.552            15,899
                                                       2006      1.338          1.351            20,375
                                                       2005      1.262          1.338            17,911
                                                       2004      1.200          1.262            76,371
                                                       2003      0.960          1.200            75,068
                                                       2002      1.000          0.960                --




               VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B)


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.078          1.154                 --
                                                       2006      1.000          1.078            401,941

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.801          0.840                 --
                                                       2005      0.772          0.801            488,309
                                                       2004      0.743          0.772            502,360
                                                       2003      0.605          0.743            503,521
                                                       2002      0.883          0.605            550,900
                                                       2001      1.000          0.883            241,785

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.145          1.196                 --
                                                       2005      1.115          1.145            209,343
                                                       2004      1.020          1.115            148,926
                                                       2003      0.786          1.020            148,707
                                                       2002      1.000          0.786            197,454

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      0.740          0.722                 --
                                                       2005      0.656          0.740          1,737,738
                                                       2004      0.616          0.656          2,422,021
                                                       2003      0.509          0.616          2,534,558
                                                       2002      0.749          0.509          2,761,613
                                                       2001      1.000          0.749          2,203,655

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.983          1.374          8,358,849
                                                       2008      1.625          0.983          9,904,128
                                                       2007      1.440          1.625         14,761,971
                                                       2006      1.218          1.440         15,170,490
                                                       2005      1.087          1.218         14,820,104
                                                       2004      0.975          1.087         14,076,183
                                                       2003      0.734          0.975         12,687,639
                                                       2002      0.875          0.734          8,371,123
                                                       2001      1.000          0.875          1,544,419

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.808          1.107         12,533,254
                                                       2008      1.469          0.808         14,114,485
                                                       2007      1.332          1.469         18,474,159
                                                       2006      1.230          1.332         19,323,724
                                                       2005      1.078          1.230         19,999,183
                                                       2004      0.975          1.078         17,662,202
                                                       2003      0.726          0.975         16,287,152
                                                       2002      0.978          0.726         10,871,684
                                                       2001      1.000          0.978          4,340,090

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      0.924          1.192         15,672,225
                                                       2008      1.514          0.924         16,700,137
                                                       2007      1.468          1.514         22,213,469
                                                       2006      1.297          1.468         22,892,986
                                                       2005      1.248          1.297         22,681,968
                                                       2004      1.151          1.248         21,766,216
                                                       2003      0.885          1.151         19,693,434
                                                       2002      1.104          0.885         13,145,914
                                                       2001      1.000          1.104          2,562,319

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      0.662          0.655                 --
                                                       2005      0.571          0.662            505,995
                                                       2004      0.486          0.571            277,389
                                                       2003      0.396          0.486            346,932
                                                       2002      0.538          0.396            407,014
                                                       2001      0.634          0.538            649,555

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      2.298          2.994                 --
                                                       2005      2.183          2.298            218,274
                                                       2004      1.692          2.183            184,395
                                                       2003      1.285          1.692            183,010
                                                       2002      1.252          1.285            145,664
                                                       2001      1.146          1.252             11,465

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.304          1.417                 --
                                                       2005      1.205          1.304             29,766
                                                       2004      1.074          1.205             21,094
                                                       2003      1.000          1.074                 --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.301          1.449                 --
                                                       2005      1.203          1.301             86,508
                                                       2004      1.067          1.203             38,258
                                                       2003      1.000          1.067                 --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2009      0.935          1.246          1,225,989
                                                       2008      1.659          0.935          1,360,538
                                                       2007      1.438          1.659          1,454,185
                                                       2006      1.312          1.438          1,325,835
                                                       2005      1.143          1.312          1,184,071
                                                       2004      1.009          1.143          1,099,601
                                                       2003      0.800          1.009            569,672
                                                       2002      0.900          0.800            850,748
                                                       2001      1.000          0.900            549,352

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2009      1.295          1.778            579,181
                                                       2008      2.184          1.295            596,038
                                                       2007      1.928          2.184            727,130
                                                       2006      1.746          1.928            774,552
                                                       2005      1.507          1.746            857,401
                                                       2004      1.230          1.507            814,467
                                                       2003      0.906          1.230            653,619
                                                       2002      1.000          0.906            307,773

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2009      0.858          1.143          1,644,705
                                                       2008      1.242          0.858            535,237
                                                       2007      1.219          1.242            735,853
                                                       2006      1.050          1.219            386,247
                                                       2005      1.000          1.050            260,652

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2009      0.562          0.792            171,154
                                                       2008      0.995          0.562            232,730
                                                       2007      0.911          0.995            323,785
                                                       2006      0.853          0.911            248,376
                                                       2005      0.829          0.853            252,551
                                                       2004      0.757          0.829            278,131
                                                       2003      0.562          0.757            316,594
                                                       2002      0.802          0.562            279,521
                                                       2001      1.000          0.802            263,943

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.244          1.447                 --
                                                       2005      1.146          1.244            520,428
                                                       2004      1.036          1.146            519,463
                                                       2003      0.842          1.036            339,300
                                                       2002      1.000          0.842             12,755

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.785          3.523            482,955
                                                       2006      2.214          2.785            415,073
                                                       2005      1.769          2.214            364,913
                                                       2004      1.444          1.769            127,549
                                                       2003      1.000          1.444             81,239

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      0.911          1.226          1,145,503
                                                       2008      1.556          0.911          1,295,980
                                                       2007      1.372          1.556          1,835,935
                                                       2006      1.151          1.372          2,059,240
                                                       2005      1.063          1.151          1,703,785
                                                       2004      0.913          1.063          1,163,252
                                                       2003      0.703          0.913            926,381
                                                       2002      0.879          0.703            848,308
                                                       2001      1.000          0.879            629,693

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.249          1.494                 --
                                                       2005      1.168          1.249             98,811
                                                       2004      1.025          1.168             60,904
                                                       2003      0.790          1.025             36,914
                                                       2002      1.000          0.790             16,815

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2009      0.357          0.506            291,789
                                                       2008      0.647          0.357            314,752
                                                       2007      0.541          0.647            481,515
                                                       2006      0.486          0.541            507,140
                                                       2005      0.442          0.486            483,295
                                                       2004      0.373          0.442            504,404
                                                       2003      0.282          0.373            577,215
                                                       2002      0.399          0.282            768,122
                                                       2001      1.000          0.399            957,864

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.536          1.720                 --
                                                       2005      1.503          1.536            188,728
                                                       2004      1.332          1.503            143,569
                                                       2003      1.000          1.332            110,206

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      0.941          1.001                 --
                                                       2006      0.893          0.941            212,210
                                                       2005      0.855          0.893            213,006
                                                       2004      0.846          0.855            296,625
                                                       2003      0.641          0.846            353,158
                                                       2002      0.892          0.641            325,735
                                                       2001      1.000          0.892            254,423

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Global Equity Subaccount
  (10/02)............................................  2009      1.056          1.253            318,122
                                                       2008      1.832          1.056            328,234
                                                       2007      1.778          1.832            363,116
                                                       2006      1.571          1.778            365,442
                                                       2005      1.502          1.571            448,146
                                                       2004      1.387          1.502            378,684
                                                       2003      1.073          1.387            202,888
                                                       2002      1.000          1.073             33,025

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2009      0.838          1.107          4,057,265
                                                       2008      1.431          0.838          4,501,693
                                                       2007      1.436          1.431          5,135,041
                                                       2006      1.344          1.436          6,842,567
                                                       2005      1.225          1.344          7,545,215
                                                       2004      1.135          1.225          8,005,385
                                                       2003      0.859          1.135          8,435,137
                                                       2002      1.298          0.859          7,959,911
                                                       2001      1.000          1.298          4,935,832

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2009      0.872          1.046          2,099,812
                                                       2008      1.257          0.872          2,072,257
                                                       2007      1.180          1.257          2,788,257
                                                       2006      1.047          1.180          3,059,684
                                                       2005      1.022          1.047          3,225,048
                                                       2004      0.956          1.022          3,542,514
                                                       2003      0.782          0.956          3,677,132
                                                       2002      0.965          0.782          3,047,877
                                                       2001      1.000          0.965          1,776,997

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      1.136          1.118                 --
                                                       2008      1.640          1.136            210,239
                                                       2007      1.643          1.640            211,669

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2009      0.940          1.295            528,524
                                                       2008      1.654          0.940            697,292
                                                       2007      1.654          1.654            812,549
                                                       2006      1.482          1.654          1,033,121
                                                       2005      1.434          1.482          1,126,194
                                                       2004      1.369          1.434          1,137,708
                                                       2003      1.060          1.369          1,552,275
                                                       2002      1.000          1.060             64,335

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2009      0.664          0.796            247,980
                                                       2008      0.947          0.664            252,486
                                                       2007      0.906          0.947            284,921
                                                       2006      0.782          0.906            301,436
                                                       2005      0.798          0.782            370,785
                                                       2004      0.786          0.798            311,117
                                                       2003      0.648          0.786            308,611
                                                       2002      0.891          0.648            438,194
                                                       2001      1.000          0.891             50,962

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2009      0.941          1.134          1,474,075
                                                       2008      1.473          0.941          1,921,719
                                                       2007      1.424          1.473          2,530,804
                                                       2006      1.312          1.424          2,505,171
                                                       2005      1.281          1.312          2,299,812
                                                       2004      1.242          1.281          1,481,180
                                                       2003      1.037          1.242          1,212,059
                                                       2002      1.000          1.037             85,778

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (11/99).......................  2009      0.946          1.202          4,903,108
                                                       2008      1.519          0.946          5,443,793
                                                       2007      1.528          1.519          6,644,107
                                                       2006      1.332          1.528          5,607,222
                                                       2005      1.294          1.332          6,351,200
                                                       2004      1.217          1.294          7,138,888
                                                       2003      0.894          1.217          7,499,816
                                                       2002      1.157          0.894          7,710,583
                                                       2001      1.000          1.157          4,922,412

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)..................................  2009      0.904          1.106          1,519,990
                                                       2008      1.430          0.904          2,036,064
                                                       2007      1.401          1.430          2,333,864
                                                       2006      1.206          1.401            946,049
                                                       2005      1.153          1.206          1,115,732
                                                       2004      1.064          1.153          1,187,170
                                                       2003      0.818          1.064          1,333,292
                                                       2002      1.083          0.818          1,179,468
                                                       2001      1.000          1.083          1,083,417

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.612          0.856          2,036,450
                                                       2008      0.994          0.612          2,420,091
                                                       2007      0.961          0.994          3,008,124
                                                       2006      0.936          0.961          3,469,631
                                                       2005      0.905          0.936          3,989,203
                                                       2004      0.918          0.905          4,439,877
                                                       2003      0.634          0.918          4,733,070
                                                       2002      0.858          0.634          3,991,756
                                                       2001      1.000          0.858          4,424,945

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2009      1.054          1.407            677,164
                                                       2008      1.658          1.054            745,255
                                                       2007      1.575          1.658            899,310
                                                       2006      1.397          1.575          1,034,305
                                                       2005      1.313          1.397          1,111,412
                                                       2004      1.211          1.313          1,354,783
                                                       2003      0.950          1.211          1,437,197
                                                       2002      1.196          0.950          1,158,802
                                                       2001      1.000          1.196            987,432

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.967          1.356            572,442
                                                       2008      1.661          0.967            635,706
                                                       2007      1.537          1.661            711,266
                                                       2006      1.388          1.537            592,814
                                                       2005      1.347          1.388            604,912
                                                       2004      1.191          1.347            574,902
                                                       2003      0.815          1.191            576,668
                                                       2002      1.270          0.815            485,599
                                                       2001      1.000          1.270            272,556

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.620          0.603                 --
                                                       2008      1.009          0.620            922,723
                                                       2007      0.980          1.009          1,032,421
                                                       2006      0.866          0.980          1,229,220
                                                       2005      0.846          0.866          1,303,137
                                                       2004      0.781          0.846          1,710,378
                                                       2003      0.623          0.781          1,904,694
                                                       2002      0.817          0.623          1,645,211
                                                       2001      1.000          0.817          2,026,387

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (11/99).................  2009      0.519          0.656            230,634
                                                       2008      0.934          0.519            238,939
                                                       2007      0.894          0.934            248,545
                                                       2006      0.724          0.894            254,392
                                                       2005      0.659          0.724            245,456
                                                       2004      0.570          0.659            266,699
                                                       2003      0.455          0.570            260,523
                                                       2002      0.623          0.455            280,757
                                                       2001      1.000          0.623            200,904

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.592          1.619                 --
                                                       2006      1.443          1.592            216,312
                                                       2005      1.419          1.443            230,777
                                                       2004      1.353          1.419            185,214
                                                       2003      1.068          1.353            123,563
                                                       2002      1.000          1.068                 --

Legg Mason Partners Variable Income Trust
  LMPVIT Money Market Subaccount (11/99).............  2009      1.122          1.105          7,872,747
                                                       2008      1.114          1.122         12,136,271
                                                       2007      1.081          1.114          3,870,246
                                                       2006      1.052          1.081          3,366,560
                                                       2005      1.042          1.052          2,128,447
                                                       2004      1.051          1.042          2,863,034
                                                       2003      1.063          1.051          3,107,302
                                                       2002      1.069          1.063          6,655,526
                                                       2001      1.000          1.069          3,792,004

  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.786          0.906              5,385
                                                       2008      1.015          0.786              5,385
                                                       2007      1.020          1.015             23,201
                                                       2006      0.997          1.020             25,930
                                                       2005      0.992          0.997             14,322
                                                       2004      0.998          0.992            134,836
                                                       2003      1.000          0.998              1,896

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2009      1.075          1.260            531,343
                                                       2008      1.267          1.075            544,451
                                                       2007      1.265          1.267            810,237
                                                       2006      1.222          1.265          1,005,802
                                                       2005      1.214          1.222          1,078,926
                                                       2004      1.157          1.214          1,402,899
                                                       2003      1.055          1.157          1,827,618
                                                       2002      1.024          1.055            839,370
                                                       2001      1.000          1.024            893,723

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2009      0.834          1.310            753,037
                                                       2008      1.213          0.834            824,852
                                                       2007      1.231          1.213          1,064,894
                                                       2006      1.130          1.231          1,181,242
                                                       2005      1.121          1.130          1,345,696
                                                       2004      1.033          1.121          1,472,120
                                                       2003      0.825          1.033          1,602,990
                                                       2002      0.868          0.825          1,194,393
                                                       2001      1.000          0.868            839,928

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.245          1.328                 --
                                                       2006      1.123          1.245            270,834
                                                       2005      1.090          1.123            242,937
                                                       2004      0.960          1.090            231,928
                                                       2003      0.688          0.960            199,188
                                                       2002      0.943          0.688             98,063
                                                       2001      1.000          0.943             17,285

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.524          1.598                 --
                                                       2006      1.314          1.524          1,895,433
                                                       2005      1.286          1.314          2,164,713
                                                       2004      1.209          1.286          2,300,837
                                                       2003      0.885          1.209          2,565,201
                                                       2002      1.203          0.885          2,739,327
                                                       2001      1.000          1.203          1,631,911

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/99)........  2007      1.215          1.276                 --
                                                       2006      1.046          1.215          1,919,570
                                                       2005      1.000          1.046          2,074,126
                                                       2004      0.920          1.000          2,532,938
                                                       2003      0.734          0.920          2,779,245
                                                       2002      1.002          0.734          2,837,586
                                                       2001      1.000          1.002          2,136,335

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.604          1.666                 --
                                                       2006      1.393          1.604            324,188
                                                       2005      1.373          1.393            307,439
                                                       2004      1.241          1.373            139,195
                                                       2003      1.000          1.241             69,924

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.793          1.975                 --
                                                       2006      1.627          1.793            700,110
                                                       2005      1.531          1.627            746,672
                                                       2004      1.256          1.531            579,899
                                                       2003      1.000          1.256            184,059

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      0.988          1.035                 --
                                                       2006      0.934          0.988            825,415

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.636          0.745            907,154
                                                       2008      1.033          0.636            852,005
                                                       2007      1.027          1.033            924,596

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.585          0.777            369,314
                                                       2008      1.020          0.585            502,619
                                                       2007      1.218          1.020            566,490
                                                       2006      1.003          1.218            627,104

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.965          1.223             69,316
                                                       2008      1.314          0.965            135,692
                                                       2007      1.351          1.314            156,252
                                                       2006      1.269          1.351             90,298

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      1.108          1.691            118,511
                                                       2008      1.903          1.108            107,604
                                                       2007      1.954          1.903            180,013
                                                       2006      1.775          1.954            153,202

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      0.491          0.690            581,308
                                                       2008      0.859          0.491            644,062
                                                       2007      0.671          0.859            631,493
                                                       2006      0.655          0.671            386,705

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.686          0.921             23,527
                                                       2008      1.132          0.686             60,552
                                                       2007      1.279          1.132             57,590

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.594          0.564                 --
                                                       2008      1.055          0.594            121,428
                                                       2007      0.960          1.055            132,352
                                                       2006      0.973          0.960            174,184

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.853          1.125             61,008
                                                       2008      1.415          0.853              9,566
                                                       2007      1.294          1.415             16,629
                                                       2006      1.305          1.294                928

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.467          2.435            343,576
                                                       2008      3.208          1.467            267,117

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.396          1.554          4,255,857

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      1.068          1.300            241,072
                                                       2008      1.619          1.068              3,861
                                                       2007      1.570          1.619              4,709
                                                       2006      1.462          1.570              4,714

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.173          1.294                 --
                                                       2006      1.116          1.173              6,324

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.318          1.723          1,008,270
                                                       2008      1.503          1.318            288,029
                                                       2007      1.435          1.503            294,839
                                                       2006      1.388          1.435            179,394

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.366          0.536            736,319
                                                       2008      0.686          0.366            864,473
                                                       2007      0.580          0.686          1,013,548
                                                       2006      0.595          0.580          1,083,760

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2009      1.208          1.297            561,066
                                                       2008      1.276          1.208            694,292
                                                       2007      1.224          1.276            896,033
                                                       2006      1.181          1.224            909,537

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.580          0.729            925,481

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.460          0.480                 --
                                                       2008      0.849          0.460          1,057,641
                                                       2007      0.832          0.849          1,317,625
                                                       2006      0.822          0.832          1,654,099

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.824          0.985            533,193
                                                       2008      1.375          0.824            590,695
                                                       2007      1.345          1.375            755,426
                                                       2006      1.313          1.345            965,606

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2009      0.563          0.774            818,103
                                                       2008      0.850          0.563            881,884

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.628          0.811            121,020
                                                       2008      1.074          0.628             14,940
                                                       2007      1.059          1.074             50,324
                                                       2006      1.002          1.059             59,683

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.908          1.075            136,767
                                                       2008      1.080          0.908            107,000
                                                       2007      1.041          1.080            128,604
                                                       2006      1.001          1.041                 --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.831          1.009            900,683
                                                       2008      1.079          0.831            221,749
                                                       2007      1.048          1.079            450,376
                                                       2006      1.002          1.048            116,832

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.756          0.940          1,218,224
                                                       2008      1.079          0.756          1,178,671
                                                       2007      1.053          1.079          2,094,626
                                                       2006      1.002          1.053          1,361,453

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.688          0.872            452,880
                                                       2008      1.079          0.688            390,387
                                                       2007      1.058          1.079            390,395
                                                       2006      1.002          1.058            643,333

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.623          0.766            866,895

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      1.146          1.332          9,491,992
                                                       2008      1.502          1.146          9,827,561
                                                       2007      1.468          1.502         11,715,396
                                                       2006      1.375          1.468         12,781,425

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      1.097          1.302                 --
                                                       2008      1.474          1.097                 --
                                                       2007      1.395          1.474            655,898
                                                       2006      1.264          1.395            561,634

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.640          0.878            191,616
                                                       2008      1.096          0.640            215,084
                                                       2007      1.050          1.096            183,577
                                                       2006      0.996          1.050            257,299

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.652          0.916            696,673
                                                       2008      1.144          0.652            795,275
                                                       2007      1.067          1.144          1,031,603
                                                       2006      0.998          1.067          1,100,035

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.109          1.130                 --
                                                       2006      1.121          1.109            607,213
                                                       2005      1.118          1.121            584,691
                                                       2004      1.045          1.118            966,189
                                                       2003      1.000          1.045             66,862

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.349          1.393                 --
                                                       2008      1.310          1.349          3,478,390
                                                       2007      1.227          1.310          3,699,723
                                                       2006      1.203          1.227          3,985,351
                                                       2005      1.195          1.203          4,221,279
                                                       2004      1.160          1.195          4,288,696
                                                       2003      1.125          1.160          4,958,737
                                                       2002      1.050          1.125          7,601,486
                                                       2001      1.000          1.050          1,040,045

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2008      0.948          0.528                 --
                                                       2007      0.875          0.948             31,826
                                                       2006      0.802          0.875             32,139
                                                       2005      0.761          0.802             32,678
                                                       2004      0.721          0.761             38,783
                                                       2003      0.556          0.721             39,926
                                                       2002      0.804          0.556             29,622
                                                       2001      1.000          0.804             14,734

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.377          1.490                 --
                                                       2006      1.098          1.377            212,109
                                                       2005      0.996          1.098            158,085
                                                       2004      0.873          0.996            146,052
                                                       2003      0.691          0.873            211,713
                                                       2002      0.855          0.691            322,648
                                                       2001      1.000          0.855             86,605

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.923          2.052                 --
                                                       2006      1.669          1.923            425,127
                                                       2005      1.588          1.669            471,617
                                                       2004      1.281          1.588            472,818
                                                       2003      0.871          1.281            579,882
                                                       2002      1.086          0.871            660,876
                                                       2001      1.000          1.086            141,792

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.914          0.973                 --
                                                       2005      0.856          0.914            182,430
                                                       2004      0.818          0.856            171,322
                                                       2003      0.644          0.818            221,463
                                                       2002      0.862          0.644            139,857
                                                       2001      1.000          0.862            898,773

  Travelers Equity Income Subaccount (11/99).........  2006      1.250          1.313                 --
                                                       2005      1.218          1.250            995,006
                                                       2004      1.129          1.218          1,068,502
                                                       2003      0.876          1.129          1,009,582
                                                       2002      1.037          0.876          1,084,598
                                                       2001      1.000          1.037            993,080

  Travelers Large Cap Subaccount (11/99).............  2006      0.798          0.822                 --
                                                       2005      0.747          0.798            781,209
                                                       2004      0.714          0.747            869,453
                                                       2003      0.583          0.714            855,552
                                                       2002      0.769          0.583            677,781
                                                       2001      1.000          0.769            439,291

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.076          1.143                 --
                                                       2005      1.000          1.076             44,303

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.029          1.033                 --
                                                       2005      1.000          1.029                 --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.045          1.081                 --
                                                       2005      1.000          1.045            219,969

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.063          1.109                 --
                                                       2005      1.000          1.063            467,697

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.036          1.056                 --
                                                       2005      1.000          1.036            110,884

  Travelers Managed Income Subaccount (11/99)........  2006      1.193          1.181                 --
                                                       2005      1.198          1.193          1,038,118
                                                       2004      1.186          1.198          1,266,267
                                                       2003      1.114          1.186          2,059,888
                                                       2002      1.110          1.114          1,274,340
                                                       2001      1.000          1.110            638,920

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      0.881          0.934                 --
                                                       2005      0.800          0.881            861,839
                                                       2004      0.703          0.800            783,000
                                                       2003      0.591          0.703            735,879
                                                       2002      0.803          0.591            698,259
                                                       2001      1.000          0.803            662,621

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      0.563          0.595                 --
                                                       2005      0.556          0.563          1,109,072
                                                       2004      0.496          0.556            224,455
                                                       2003      0.369          0.496            243,051
                                                       2002      0.734          0.369            281,572
                                                       2001      0.847          0.734            107,322

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.333          1.375                 --
                                                       2005      1.318          1.333         12,449,370
                                                       2004      1.204          1.318         11,916,507
                                                       2003      1.052          1.204         10,454,732
                                                       2002      1.131          1.052          7,548,788
                                                       2001      1.000          1.131          3,547,177

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.170          1.264                 --
                                                       2005      1.119          1.170            421,453
                                                       2004      1.000          1.119                 --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      0.902          1.035                 --
                                                       2005      0.838          0.902            380,664
                                                       2004      0.737          0.838            222,987
                                                       2003      0.584          0.737            138,766
                                                       2002      0.683          0.584             53,081
                                                       2001      0.891          0.683             25,354

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.379          1.462                 --
                                                       2005      1.325          1.379              6,594
                                                       2004      1.214          1.325              6,543
                                                       2003      1.000          1.214                 --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.061          1.116                 --
                                                       2005      1.000          1.061              2,137

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.375          1.388                 --
                                                       2005      1.350          1.375            138,929
                                                       2004      1.239          1.350             27,029
                                                       2003      1.055          1.239              2,981
                                                       2002      1.015          1.055             17,525
                                                       2001      1.031          1.015              7,608

  Travelers Strategic Equity Subaccount (11/99)......  2006      0.725          0.756                 --
                                                       2005      0.724          0.725          1,169,009
                                                       2004      0.668          0.724          1,352,969
                                                       2003      0.513          0.668          1,595,899
                                                       2002      0.787          0.513          1,454,962
                                                       2001      1.000          0.787          1,336,240

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.134          1.305                 --
                                                       2005      1.000          1.134                 --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.269                 --
                                                       2005      1.000          1.107              9,121

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      0.692          0.718                 --
                                                       2005      0.653          0.692            142,322
                                                       2004      0.641          0.653            162,682
                                                       2003      0.519          0.641            211,308
                                                       2002      0.748          0.519            239,297
                                                       2001      1.000          0.748            269,829

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (11/99)............................................  2008      0.889          0.445                 --
                                                       2007      0.774          0.889          1,041,877
                                                       2006      0.766          0.774          1,012,027
                                                       2005      0.722          0.766          1,132,121
                                                       2004      0.687          0.722          1,326,872
                                                       2003      0.549          0.687          1,838,477
                                                       2002      0.829          0.549          2,153,337
                                                       2001      1.000          0.829          1,864,780

                 VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.85%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.078          1.153                --
                                                       2006      1.000          1.078                --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.199          1.258                --
                                                       2005      1.156          1.199                --
                                                       2004      1.113          1.156                --
                                                       2003      1.000          1.113                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.257          1.313                --
                                                       2005      1.224          1.257            85,963
                                                       2004      1.121          1.224            83,568
                                                       2003      1.000          1.121                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.312          1.279                --
                                                       2005      1.163          1.312             9,868
                                                       2004      1.094          1.163             9,271
                                                       2003      1.000          1.094                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.195          1.670           227,881
                                                       2008      1.976          1.195           196,025
                                                       2007      1.753          1.976           322,640
                                                       2006      1.483          1.753           396,878
                                                       2005      1.324          1.483           366,359
                                                       2004      1.188          1.324           417,808
                                                       2003      1.000          1.188                --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.951          1.301           328,613
                                                       2008      1.729          0.951           360,971
                                                       2007      1.568          1.729           501,271
                                                       2006      1.449          1.568           615,511
                                                       2005      1.270          1.449           608,021
                                                       2004      1.150          1.270           756,462
                                                       2003      1.000          1.150            44,022

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      0.919          1.184           736,770
                                                       2008      1.507          0.919           805,816
                                                       2007      1.461          1.507         1,935,341
                                                       2006      1.292          1.461         2,097,027
                                                       2005      1.244          1.292         2,116,141
                                                       2004      1.148          1.244         1,961,278
                                                       2003      1.000          1.148             6,912

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.560          1.542                --
                                                       2005      1.344          1.560            69,179
                                                       2004      1.146          1.344                --
                                                       2003      1.000          1.146                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      1.552          2.021                --
                                                       2005      1.475          1.552           129,943
                                                       2004      1.144          1.475                --
                                                       2003      1.000          1.144                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.302          1.415                --
                                                       2005      1.204          1.302            22,102
                                                       2004      1.074          1.204            11,520
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.299          1.447                --
                                                       2005      1.202          1.299            23,557
                                                       2004      1.067          1.202                --
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2009      1.056          1.406           102,403
                                                       2008      1.874          1.056           115,571
                                                       2007      1.625          1.874           172,925
                                                       2006      1.483          1.625           178,089
                                                       2005      1.293          1.483           166,938
                                                       2004      1.142          1.293            92,965
                                                       2003      1.000          1.142                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2009      1.259          1.727            98,387
                                                       2008      2.124          1.259           124,459
                                                       2007      1.876          2.124           235,956
                                                       2006      1.700          1.876           243,628
                                                       2005      1.467          1.700           239,727
                                                       2004      1.199          1.467            67,419
                                                       2003      1.000          1.199                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2009      0.857          1.140           107,366
                                                       2008      1.240          0.857            59,634
                                                       2007      1.218          1.240            83,538
                                                       2006      1.049          1.218            50,686
                                                       2005      1.000          1.049            10,523

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2009      0.884          1.245            24,110
                                                       2008      1.565          0.884            25,006
                                                       2007      1.434          1.565            26,045
                                                       2006      1.344          1.434            28,317
                                                       2005      1.306          1.344            28,324
                                                       2004      1.193          1.306            28,331
                                                       2003      1.000          1.193                --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.342          1.560                --
                                                       2005      1.236          1.342           258,171
                                                       2004      1.118          1.236            39,520
                                                       2003      1.000          1.118                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.077          2.797                --
                                                       2007      2.434          3.077           192,608
                                                       2006      1.936          2.434           188,869
                                                       2005      1.547          1.936           182,353
                                                       2004      1.264          1.547           126,742
                                                       2003      1.000          1.264                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      1.171          1.575            84,431
                                                       2008      2.001          1.171            98,471
                                                       2007      1.765          2.001           120,426
                                                       2006      1.481          1.765           154,849
                                                       2005      1.369          1.481           157,333
                                                       2004      1.176          1.369            84,521
                                                       2003      1.000          1.176                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.415          1.692                --
                                                       2005      1.324          1.415            86,958
                                                       2004      1.162          1.324                --
                                                       2003      1.000          1.162                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2009      1.089          1.544                --
                                                       2008      1.976          1.089                --
                                                       2007      1.653          1.976                --
                                                       2006      1.486          1.653                --
                                                       2005      1.351          1.486                --
                                                       2004      1.143          1.351                --
                                                       2003      1.000          1.143                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.352          1.514                --
                                                       2005      1.324          1.352            18,870
                                                       2004      1.174          1.324             8,143
                                                       2003      1.000          1.174                --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.280          1.361                --
                                                       2006      1.214          1.280            22,995
                                                       2005      1.164          1.214            22,997
                                                       2004      1.152          1.164            24,908
                                                       2003      1.000          1.152                --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Global Equity Subaccount
  (10/02)............................................  2009      0.867          1.028           163,599
                                                       2008      1.504          0.867           167,784
                                                       2007      1.461          1.504           472,646
                                                       2006      1.292          1.461           536,160
                                                       2005      1.235          1.292           497,239
                                                       2004      1.141          1.235            88,305
                                                       2003      1.000          1.141                --

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2009      0.837          1.106           189,411
                                                       2008      1.431          0.837           201,877
                                                       2007      1.436          1.431           214,020
                                                       2006      1.345          1.436           241,614
                                                       2005      1.227          1.345           261,476
                                                       2004      1.137          1.227           360,887
                                                       2003      1.000          1.137            24,476

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2009      1.020          1.222           139,786
                                                       2008      1.469          1.020           124,017
                                                       2007      1.381          1.469           126,442
                                                       2006      1.225          1.381           129,968
                                                       2005      1.197          1.225           129,446
                                                       2004      1.120          1.197            99,001
                                                       2003      1.000          1.120            25,015

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.941          0.925                --
                                                       2008      1.358          0.941            21,645
                                                       2007      1.361          1.358            23,821

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2009      0.774          1.066           369,801
                                                       2008      1.363          0.774           370,029
                                                       2007      1.363          1.363           724,108
                                                       2006      1.222          1.363           772,407
                                                       2005      1.183          1.222           807,879
                                                       2004      1.130          1.183           890,278
                                                       2003      1.000          1.130           365,894

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2009      0.930          1.114            25,686
                                                       2008      1.326          0.930            28,973
                                                       2007      1.269          1.326            30,735
                                                       2006      1.096          1.269            35,893
                                                       2005      1.119          1.096            34,917
                                                       2004      1.102          1.119            33,555
                                                       2003      1.000          1.102                --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2009      0.824          0.992            79,818
                                                       2008      1.290          0.824            79,882
                                                       2007      1.247          1.290            88,806
                                                       2006      1.150          1.247            88,855
                                                       2005      1.124          1.150            88,909
                                                       2004      1.090          1.124            88,964
                                                       2003      1.000          1.090                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (11/99).......................  2009      0.907          1.152           171,979
                                                       2008      1.457          0.907           190,799
                                                       2007      1.466          1.457           209,031
                                                       2006      1.278          1.466           267,488
                                                       2005      1.243          1.278           273,881
                                                       2004      1.170          1.243           503,336
                                                       2003      1.000          1.170            43,361

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)..................................  2009      0.973          1.190            11,883
                                                       2008      1.540          0.973            21,506
                                                       2007      1.510          1.540            21,521
                                                       2006      1.301          1.510            22,513
                                                       2005      1.244          1.301            23,614
                                                       2004      1.148          1.244            24,790
                                                       2003      1.000          1.148                --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.778          1.087            29,954
                                                       2008      1.263          0.778            29,981
                                                       2007      1.222          1.263            30,004
                                                       2006      1.190          1.222            30,024
                                                       2005      1.152          1.190            28,787
                                                       2004      1.170          1.152            21,752
                                                       2003      1.000          1.170                --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2009      1.007          1.343            60,067
                                                       2008      1.584          1.007            65,594
                                                       2007      1.506          1.584            68,656
                                                       2006      1.336          1.506            74,121
                                                       2005      1.257          1.336            74,707
                                                       2004      1.159          1.257            74,720
                                                       2003      1.000          1.159            21,686

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2009      1.002          1.404            55,440
                                                       2008      1.722          1.002            66,582
                                                       2007      1.594          1.722            70,817
                                                       2006      1.440          1.594            54,439
                                                       2005      1.399          1.440            47,318
                                                       2004      1.238          1.399            49,869
                                                       2003      1.000          1.238            23,159

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.894          0.870                --
                                                       2008      1.458          0.894           138,010
                                                       2007      1.415          1.458           148,013
                                                       2006      1.252          1.415           193,468
                                                       2005      1.224          1.252           193,468
                                                       2004      1.131          1.224           149,335
                                                       2003      1.000          1.131                --

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (11/99).................  2009      1.068          1.348                --
                                                       2008      1.923          1.068                --
                                                       2007      1.842          1.923                --
                                                       2006      1.491          1.842                --
                                                       2005      1.359          1.491                --
                                                       2004      1.175          1.359                --
                                                       2003      1.000          1.175                --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.319          1.341                --
                                                       2006      1.197          1.319            24,346
                                                       2005      1.177          1.197            24,242
                                                       2004      1.123          1.177             2,186
                                                       2003      1.000          1.123                --

Legg Mason Partners Variable Income Trust
  LMPVIT Money Market Subaccount (11/99).............  2009      1.060          1.042            25,686
                                                       2008      1.052          1.060           331,701
                                                       2007      1.021          1.052           140,649
                                                       2006      0.994          1.021           155,864
                                                       2005      0.985          0.994            81,623
                                                       2004      0.995          0.985                --
                                                       2003      1.000          0.995                --

  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.784          0.903            10,692
                                                       2008      1.013          0.784            10,692
                                                       2007      1.018          1.013            10,692
                                                       2006      0.996          1.018            10,692
                                                       2005      0.991          0.996            10,692
                                                       2004      0.998          0.991                --
                                                       2003      1.000          0.998                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2009      0.981          1.149            10,938
                                                       2008      1.156          0.981            25,633
                                                       2007      1.155          1.156            32,785
                                                       2006      1.116          1.155            33,183
                                                       2005      1.109          1.116            32,134
                                                       2004      1.058          1.109             9,681
                                                       2003      1.000          1.058             5,840

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2009      0.888          1.394            27,120
                                                       2008      1.291          0.888            27,723
                                                       2007      1.312          1.291            29,834
                                                       2006      1.204          1.312            55,585
                                                       2005      1.195          1.204            60,359
                                                       2004      1.102          1.195            39,236
                                                       2003      1.000          1.102             5,662

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.600          1.707                --
                                                       2006      1.444          1.600            18,293
                                                       2005      1.402          1.444            17,576
                                                       2004      1.236          1.402            16,686
                                                       2003      1.000          1.236                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.475          1.546                --
                                                       2006      1.272          1.475            10,131
                                                       2005      1.245          1.272            10,131
                                                       2004      1.171          1.245            11,919
                                                       2003      1.000          1.171                --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/99)........  2007      1.513          1.589                --
                                                       2006      1.303          1.513                --
                                                       2005      1.247          1.303                --
                                                       2004      1.148          1.247                --
                                                       2003      1.000          1.148                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.473          1.529                --
                                                       2006      1.279          1.473           153,794
                                                       2005      1.262          1.279           142,440
                                                       2004      1.141          1.262            83,033
                                                       2003      1.000          1.141             1,380

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.649          1.816                --
                                                       2006      1.497          1.649           404,632
                                                       2005      1.409          1.497           390,551
                                                       2004      1.157          1.409           213,454
                                                       2003      1.000          1.157            21,860

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.531          1.604                --
                                                       2006      1.448          1.531                --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.985          1.152                --
                                                       2008      1.600          0.985                --
                                                       2007      1.590          1.600                --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.584          0.775               136
                                                       2008      1.019          0.584               138
                                                       2007      1.218          1.019            58,564
                                                       2006      1.003          1.218           310,322

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.963          1.220             2,482
                                                       2008      1.312          0.963             2,484
                                                       2007      1.350          1.312             2,486
                                                       2006      1.268          1.350                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      1.013          1.546            70,829
                                                       2008      1.741          1.013            76,457
                                                       2007      1.789          1.741            86,934
                                                       2006      1.626          1.789            87,440

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      1.154          1.622             7,844
                                                       2008      2.021          1.154             2,595
                                                       2007      1.579          2.021                --
                                                       2006      1.542          1.579                --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.685          0.919                --
                                                       2008      1.131          0.685                --
                                                       2007      1.278          1.131                --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.683          0.794           354,090
                                                       2008      1.093          0.683           426,488
                                                       2007      1.074          1.093           503,447
                                                       2006      1.001          1.074           403,250

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.635          0.789           205,212
                                                       2008      1.057          0.635           324,370
                                                       2007      1.070          1.057           523,815
                                                       2006      1.015          1.070                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.824          0.783                --
                                                       2008      1.464          0.824           155,432
                                                       2007      1.332          1.464           150,905
                                                       2006      1.351          1.332           152,266

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.852          1.122                --
                                                       2008      1.413          0.852            14,217
                                                       2007      1.292          1.413                --
                                                       2006      1.304          1.292                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.281          2.125            38,350
                                                       2008      2.801          1.281            22,733

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.188          1.534            20,374
                                                       2008      2.099          1.188                --
                                                       2007      2.002          2.099            37,791

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.100          1.278            86,632
                                                       2008      1.200          1.100            82,526
                                                       2007      1.135          1.200            84,984

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.231          1.369         1,006,088

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      0.990          1.204            39,393
                                                       2008      1.502          0.990            37,407
                                                       2007      1.457          1.502            37,413
                                                       2006      1.357          1.457            38,058

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.172          1.293                --
                                                       2006      1.115          1.172                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.146          1.497           140,023
                                                       2008      1.308          1.146           126,894
                                                       2007      1.249          1.308            97,421
                                                       2006      1.208          1.249            93,819

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.674          0.836           133,412
                                                       2008      0.978          0.674           202,001
                                                       2007      1.027          0.978           321,269
                                                       2006      1.003          1.027            75,116

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Van Kampen Mid Cap Growth Subaccount (Class B)
  (4/08) *...........................................  2009      0.757          1.169                --
                                                       2008      1.367          0.757                --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.833          1.220                --
                                                       2008      1.563          0.833                --
                                                       2007      1.323          1.563                --
                                                       2006      1.357          1.323                --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2009      1.047          1.123           120,235
                                                       2008      1.106          1.047            97,992
                                                       2007      1.061          1.106           102,230
                                                       2006      1.024          1.061           105,475

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.804          1.011           134,412

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.747          0.738                --
                                                       2008      1.273          0.747             2,592
                                                       2007      1.297          1.273             2,784
                                                       2006      1.264          1.297             2,902

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.722          0.753                --
                                                       2008      1.334          0.722                --
                                                       2007      1.307          1.334                --
                                                       2006      1.292          1.307                --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.825          0.985            51,008
                                                       2008      1.377          0.825            51,630
                                                       2007      1.348          1.377            57,807
                                                       2006      1.316          1.348            61,266

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2009      0.912          1.253             4,467
                                                       2008      1.377          0.912             4,471

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.627          0.810                --
                                                       2008      1.073          0.627                --
                                                       2007      1.059          1.073                --
                                                       2006      1.002          1.059                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.907          1.073                --
                                                       2008      1.079          0.907                --
                                                       2007      1.041          1.079                --
                                                       2006      1.001          1.041                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.829          1.007           448,087
                                                       2008      1.078          0.829           448,099
                                                       2007      1.047          1.078            27,695
                                                       2006      1.002          1.047            27,695

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.755          0.938           251,179
                                                       2008      1.078          0.755           251,316
                                                       2007      1.053          1.078           251,440
                                                       2006      1.002          1.053           251,551

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.687          0.870           563,253
                                                       2008      1.078          0.687           563,315
                                                       2007      1.058          1.078           492,221
                                                       2006      1.002          1.058           449,736

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.899          1.105           131,834

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      1.025          1.191           287,576
                                                       2008      1.344          1.025           314,857
                                                       2007      1.314          1.344           352,243
                                                       2006      1.231          1.314           391,019

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      1.091          1.295                --
                                                       2008      1.472          1.091                --
                                                       2007      1.393          1.472           116,052
                                                       2006      1.262          1.393            99,473

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.639          0.877           141,268
                                                       2008      1.095          0.639           145,760
                                                       2007      1.049          1.095           153,330
                                                       2006      0.996          1.049           160,161

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.651          0.914            12,362
                                                       2008      1.143          0.651            12,086
                                                       2007      1.067          1.143            52,036
                                                       2006      0.998          1.067            12,421

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.109          1.130                --
                                                       2006      1.122          1.109           128,903
                                                       2005      1.119          1.122           140,482
                                                       2004      1.047          1.119           111,926
                                                       2003      1.000          1.047             1,446

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.189          1.227                --
                                                       2008      1.156          1.189         1,070,964
                                                       2007      1.082          1.156           355,704
                                                       2006      1.062          1.082           381,793
                                                       2005      1.056          1.062           349,936
                                                       2004      1.025          1.056            81,069
                                                       2003      1.000          1.025            25,954

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2008      1.480          0.824                --
                                                       2007      1.366          1.480                --
                                                       2006      1.253          1.366                --
                                                       2005      1.190          1.253                --
                                                       2004      1.127          1.190                --
                                                       2003      1.000          1.127                --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.861          2.013                --
                                                       2006      1.484          1.861                --
                                                       2005      1.348          1.484                --
                                                       2004      1.181          1.348                --
                                                       2003      1.000          1.181                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.855          1.979                --
                                                       2006      1.611          1.855           173,408
                                                       2005      1.533          1.611           174,164
                                                       2004      1.237          1.533           243,645
                                                       2003      1.000          1.237                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.270          1.351                --
                                                       2005      1.189          1.270           152,266
                                                       2004      1.138          1.189           152,252
                                                       2003      1.000          1.138                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.254          1.316                --
                                                       2005      1.223          1.254            39,678
                                                       2004      1.133          1.223            33,990
                                                       2003      1.000          1.133                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.254          1.292                --
                                                       2005      1.176          1.254                --
                                                       2004      1.124          1.176                --
                                                       2003      1.000          1.124                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.076          1.143                --
                                                       2005      1.000          1.076                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.029          1.032                --
                                                       2005      1.000          1.029                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.044          1.081                --
                                                       2005      1.000          1.044           125,731

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.063          1.108                --
                                                       2005      1.000          1.063           406,528

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.036          1.055                --
                                                       2005      1.000          1.036            26,298

  Travelers Managed Income Subaccount (11/99)........  2006      1.035          1.024                --
                                                       2005      1.040          1.035            84,690
                                                       2004      1.030          1.040            84,706
                                                       2003      1.000          1.030            72,590

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.365          1.448                --
                                                       2005      1.241          1.365                --
                                                       2004      1.091          1.241                --
                                                       2003      1.000          1.091                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.284          1.357                --
                                                       2005      1.269          1.284                --
                                                       2004      1.133          1.269                --
                                                       2003      1.000          1.133                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.194          1.231                --
                                                       2005      1.181          1.194           367,601
                                                       2004      1.080          1.181           234,176
                                                       2003      1.000          1.080             8,740

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.169          1.262                --
                                                       2005      1.119          1.169           154,706
                                                       2004      1.000          1.119            67,350

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.417          1.626                --
                                                       2005      1.318          1.417            84,163
                                                       2004      1.160          1.318            54,646
                                                       2003      1.000          1.160            21,973

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.280          1.357                --
                                                       2005      1.231          1.280            38,066
                                                       2004      1.128          1.231            12,985
                                                       2003      1.000          1.128                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.061          1.115                --
                                                       2005      1.000          1.061                --

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.197          1.208                --
                                                       2005      1.176          1.197            89,190
                                                       2004      1.080          1.176                --
                                                       2003      1.000          1.080                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.211          1.263                --
                                                       2005      1.209          1.211                --
                                                       2004      1.118          1.209                --
                                                       2003      1.000          1.118                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.134          1.304                --
                                                       2005      1.000          1.134                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.268                --
                                                       2005      1.000          1.107                --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.219          1.264                --
                                                       2005      1.152          1.219             3,010
                                                       2004      1.129          1.152                --
                                                       2003      1.000          1.129                --

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (11/99)............................................  2008      1.441          0.722                --
                                                       2007      1.255          1.441             4,474
                                                       2006      1.243          1.255            27,729
                                                       2005      1.173          1.243            27,732
                                                       2004      1.116          1.173             4,483
                                                       2003      1.000          1.116                --




                 VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.90%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.078          1.153               --
                                                       2006      1.000          1.078               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.043          1.094               --
                                                       2005      1.000          1.043               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.011          1.056               --
                                                       2005      1.000          1.011               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.159          1.130               --
                                                       2005      1.000          1.159               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.901          1.259          176,849
                                                       2008      1.491          0.901          190,852
                                                       2007      1.324          1.491          234,135
                                                       2006      1.120          1.324          217,417
                                                       2005      1.000          1.120          179,303

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.751          1.028          443,485
                                                       2008      1.367          0.751          454,456
                                                       2007      1.240          1.367          508,618
                                                       2006      1.147          1.240          504,864
                                                       2005      1.000          1.147          366,448

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      0.740          0.953          453,586
                                                       2008      1.214          0.740          455,837
                                                       2007      1.178          1.214          512,162
                                                       2006      1.042          1.178          512,988
                                                       2005      1.000          1.042          429,313

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.169          1.156               --
                                                       2005      1.000          1.169               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      1.087          1.415               --
                                                       2005      1.000          1.087           75,854

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.080          1.173               --
                                                       2005      1.000          1.080               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.106          1.232               --
                                                       2005      1.000          1.106               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2009      0.807          1.074           22,361
                                                       2008      1.433          0.807           22,381
                                                       2007      1.243          1.433           14,639
                                                       2006      1.136          1.243           14,645
                                                       2005      1.000          1.136            9,435

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2009      0.844          1.158           63,475
                                                       2008      1.425          0.844           67,388
                                                       2007      1.259          1.425           85,363
                                                       2006      1.142          1.259           85,825
                                                       2005      1.000          1.142           33,594

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2009      0.855          1.138          126,387
                                                       2008      1.239          0.855          123,003
                                                       2007      1.217          1.239          108,064
                                                       2006      1.049          1.217          108,091
                                                       2005      1.000          1.049           43,904

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2009      0.693          0.976           15,224
                                                       2008      1.227          0.693           15,264
                                                       2007      1.125          1.227           14,539
                                                       2006      1.055          1.125           14,820
                                                       2005      1.000          1.055           14,565

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.083          1.258               --
                                                       2005      1.000          1.083          162,991

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      1.924          1.748               --
                                                       2007      1.523          1.924           68,269
                                                       2006      1.211          1.523           50,743
                                                       2005      1.000          1.211           13,648

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      0.849          1.141          110,227
                                                       2008      1.451          0.849          126,501
                                                       2007      1.281          1.451          143,619
                                                       2006      1.075          1.281          140,740
                                                       2005      1.000          1.075           34,061

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.065          1.273               --
                                                       2005      1.000          1.065            9,151

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2009      0.809          1.147               --
                                                       2008      1.469          0.809               --
                                                       2007      1.230          1.469               --
                                                       2006      1.107          1.230               --
                                                       2005      1.000          1.107               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.032          1.155               --
                                                       2005      1.000          1.032               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.101          1.171               --
                                                       2006      1.046          1.101               --
                                                       2005      1.000          1.046               --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Global Equity Subaccount
  (10/02)............................................  2009      0.707          0.839          264,490
                                                       2008      1.229          0.707          265,582
                                                       2007      1.194          1.229          286,954
                                                       2006      1.056          1.194          282,605
                                                       2005      1.000          1.056          219,327

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2009      0.690          0.911           37,114
                                                       2008      1.181          0.690           32,897
                                                       2007      1.186          1.181           34,148
                                                       2006      1.111          1.186           18,791
                                                       2005      1.000          1.111            2,899

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2009      0.844          1.012           32,395
                                                       2008      1.218          0.844            8,387
                                                       2007      1.145          1.218            8,391
                                                       2006      1.016          1.145            8,391
                                                       2005      1.000          1.016            9,599

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.801          0.788               --
                                                       2008      1.157          0.801           25,337
                                                       2007      1.160          1.157           25,337

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2009      0.661          0.910          110,817
                                                       2008      1.165          0.661          110,912
                                                       2007      1.166          1.165          157,151
                                                       2006      1.046          1.166          329,355
                                                       2005      1.000          1.046          319,415

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2009      0.831          0.996               --
                                                       2008      1.186          0.831               --
                                                       2007      1.136          1.186               --
                                                       2006      0.982          1.136               --
                                                       2005      1.000          0.982               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2009      0.738          0.888          284,427
                                                       2008      1.156          0.738          284,534
                                                       2007      1.119          1.156          284,544
                                                       2006      1.032          1.119          284,552
                                                       2005      1.000          1.032          211,715

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (11/99).......................  2009      0.738          0.937            6,238
                                                       2008      1.186          0.738            6,249
                                                       2007      1.194          1.186            6,258
                                                       2006      1.042          1.194            6,270
                                                       2005      1.000          1.042            3,545

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)..................................  2009      0.783          0.957            2,659
                                                       2008      1.240          0.783            2,663
                                                       2007      1.217          1.240            2,667
                                                       2006      1.049          1.217            2,670
                                                       2005      1.000          1.049            2,673

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.690          0.964           25,534
                                                       2008      1.121          0.690           25,545
                                                       2007      1.086          1.121           35,844
                                                       2006      1.058          1.086           35,852
                                                       2005      1.000          1.058           35,861

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2009      0.806          1.076            2,731
                                                       2008      1.269          0.806            2,737
                                                       2007      1.208          1.269            2,743
                                                       2006      1.072          1.208            2,751
                                                       2005      1.000          1.072            2,312

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.749          1.049           29,903
                                                       2008      1.287          0.749           29,903
                                                       2007      1.192          1.287           41,790
                                                       2006      1.078          1.192               --
                                                       2005      1.000          1.078               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.734          0.713               --
                                                       2008      1.196          0.734           11,922
                                                       2007      1.162          1.196           11,929
                                                       2006      1.029          1.162           11,936
                                                       2005      1.000          1.029            8,096

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (11/99).................  2009      0.779          0.984               --
                                                       2008      1.404          0.779               --
                                                       2007      1.346          1.404               --
                                                       2006      1.090          1.346               --
                                                       2005      1.000          1.090               --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.124          1.142               --
                                                       2006      1.021          1.124           25,337
                                                       2005      1.000          1.021               --

Legg Mason Partners Variable Income Trust
  LMPVIT Money Market Subaccount (11/99).............  2009      1.073          1.055           11,379
                                                       2008      1.066          1.073           97,939
                                                       2007      1.036          1.066               --
                                                       2006      1.009          1.036               --
                                                       2005      1.000          1.009               --

  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.789          0.908               --
                                                       2008      1.020          0.789           10,595
                                                       2007      1.025          1.020           10,595
                                                       2006      1.004          1.025           10,595
                                                       2005      1.000          1.004           10,595

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2009      0.875          1.025               --
                                                       2008      1.033          0.875               --
                                                       2007      1.032          1.033               --
                                                       2006      0.998          1.032               --
                                                       2005      1.000          0.998               --

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2009      0.736          1.155           26,057
                                                       2008      1.072          0.736           26,068
                                                       2007      1.089          1.072           36,578
                                                       2006      1.000          1.089           36,587
                                                       2005      1.000          1.000           36,596

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.194          1.273               --
                                                       2006      1.078          1.194           41,796
                                                       2005      1.000          1.078               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.201          1.259               --
                                                       2006      1.036          1.201               --
                                                       2005      1.000          1.036               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/99)........  2007      1.217          1.278               --
                                                       2006      1.049          1.217               --
                                                       2005      1.000          1.049               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.182          1.227               --
                                                       2006      1.027          1.182          115,957
                                                       2005      1.000          1.027          108,174

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.185          1.305               --
                                                       2006      1.076          1.185           55,177
                                                       2005      1.000          1.076           52,974

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.225          1.283               --
                                                       2006      1.159          1.225               --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.787          0.920               --
                                                       2008      1.279          0.787               --
                                                       2007      1.272          1.279               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.584          0.774           52,698
                                                       2008      1.018          0.584           77,047
                                                       2007      1.218          1.018          106,262
                                                       2006      1.003          1.218           92,204

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.961          1.217               --
                                                       2008      1.310          0.961               --
                                                       2007      1.348          1.310               --
                                                       2006      1.268          1.348               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      0.764          1.166           61,576
                                                       2008      1.314          0.764           73,965
                                                       2007      1.351          1.314           70,077
                                                       2006      1.229          1.351           50,924

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      0.864          1.214            9,863
                                                       2008      1.514          0.864           31,225
                                                       2007      1.183          1.514               --
                                                       2006      1.156          1.183               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.684          0.917               --
                                                       2008      1.129          0.684               --
                                                       2007      1.277          1.129               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.683          0.793          339,760
                                                       2008      1.093          0.683          368,040
                                                       2007      1.074          1.093          403,059
                                                       2006      1.001          1.074          231,203

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.634          0.787           28,499
                                                       2008      1.056          0.634           43,072
                                                       2007      1.070          1.056           61,135
                                                       2006      1.015          1.070               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.702          0.666               --
                                                       2008      1.247          0.702               --
                                                       2007      1.135          1.247               --
                                                       2006      1.152          1.135               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.850          1.120               --
                                                       2008      1.411          0.850               --
                                                       2007      1.291          1.411               --
                                                       2006      1.304          1.291               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      0.801          1.327           53,438
                                                       2008      1.751          0.801           60,100

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      0.878          1.134               --
                                                       2008      1.553          0.878               --
                                                       2007      1.482          1.553               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      0.972          1.128           15,713
                                                       2008      1.061          0.972           18,711
                                                       2007      1.004          1.061           18,714

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.158          1.288          158,737

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      0.808          0.983               --
                                                       2008      1.227          0.808               --
                                                       2007      1.191          1.227               --
                                                       2006      1.110          1.191               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.171          1.291               --
                                                       2006      1.115          1.171               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      0.964          1.259           63,318
                                                       2008      1.101          0.964           54,617
                                                       2007      1.052          1.101           34,616
                                                       2006      1.018          1.052           34,623

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.673          0.835           40,673
                                                       2008      0.977          0.673           44,010
                                                       2007      1.027          0.977           62,752
                                                       2006      1.003          1.027           15,933

  MIST Van Kampen Mid Cap Growth Subaccount (Class B)
  (4/08) *...........................................  2009      0.646          0.996               --
                                                       2008      1.166          0.646               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.679          0.994           43,614
                                                       2008      1.275          0.679           44,987
                                                       2007      1.080          1.275           46,380
                                                       2006      1.108          1.080           38,929

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2009      1.000          1.073           40,453
                                                       2008      1.057          1.000           33,583
                                                       2007      1.016          1.057           31,117
                                                       2006      0.980          1.016           31,116

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.684          0.860           14,707

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.657          0.649               --
                                                       2008      1.120          0.657               --
                                                       2007      1.142          1.120               --
                                                       2006      1.114          1.142               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.620          0.646               --
                                                       2008      1.144          0.620           15,184
                                                       2007      1.122          1.144               --
                                                       2006      1.109          1.122               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.677          0.809           25,918
                                                       2008      1.132          0.677           25,930
                                                       2007      1.108          1.132           36,384
                                                       2006      1.082          1.108           36,393

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2009      0.789          1.083           10,704
                                                       2008      1.192          0.789           10,713

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.626          0.808               --
                                                       2008      1.072          0.626               --
                                                       2007      1.058          1.072               --
                                                       2006      1.002          1.058               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.905          1.071               --
                                                       2008      1.078          0.905               --
                                                       2007      1.041          1.078               --
                                                       2006      1.001          1.041               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.828          1.005          262,197
                                                       2008      1.077          0.828          262,206
                                                       2007      1.047          1.077          262,214
                                                       2006      1.002          1.047          262,221

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.754          0.937          142,369
                                                       2008      1.077          0.754           85,409
                                                       2007      1.052          1.077           53,095
                                                       2006      1.002          1.052           90,721

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.686          0.869          149,081
                                                       2008      1.077          0.686          149,081
                                                       2007      1.057          1.077          149,081
                                                       2006      1.002          1.057          149,081

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.738          0.906           11,914

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      0.867          1.007           90,757
                                                       2008      1.137          0.867          114,484
                                                       2007      1.113          1.137          113,886
                                                       2006      1.043          1.113          113,928

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      1.086          1.287               --
                                                       2008      1.305          1.086               --
                                                       2007      1.236          1.305           74,165
                                                       2006      1.120          1.236           44,940

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.638          0.875           24,771
                                                       2008      1.094          0.638           18,596
                                                       2007      1.049          1.094           19,074
                                                       2006      0.996          1.049           19,087

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.650          0.912            7,055
                                                       2008      1.142          0.650            7,646
                                                       2007      1.067          1.142            8,319
                                                       2006      0.998          1.067               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      0.981          0.999               --
                                                       2006      0.993          0.981           18,714
                                                       2005      1.000          0.993           19,964

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.119          1.155               --
                                                       2008      1.088          1.119          126,037
                                                       2007      1.020          1.088          139,474
                                                       2006      1.001          1.020          138,731
                                                       2005      1.000          1.001           96,251

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2008      1.262          0.702               --
                                                       2007      1.166          1.262               --
                                                       2006      1.070          1.166               --
                                                       2005      1.000          1.070               --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.377          1.490               --
                                                       2006      1.099          1.377               --
                                                       2005      1.000          1.099               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.216          1.297               --
                                                       2006      1.056          1.216           39,275
                                                       2005      1.000          1.056           13,937

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.083          1.152               --
                                                       2005      1.000          1.083               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.031          1.082               --
                                                       2005      1.000          1.031           36,401

  Travelers Large Cap Subaccount (11/99).............  2006      1.077          1.109               --
                                                       2005      1.000          1.077               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.075          1.142               --
                                                       2005      1.000          1.075               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.029          1.032               --
                                                       2005      1.000          1.029               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.044          1.080               --
                                                       2005      1.000          1.044               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.063          1.108               --
                                                       2005      1.000          1.063               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.036          1.055               --
                                                       2005      1.000          1.036          245,223

  Travelers Managed Income Subaccount (11/99)........  2006      0.991          0.980               --
                                                       2005      1.000          0.991               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.092          1.159               --
                                                       2005      1.000          1.092               --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.048          1.108               --
                                                       2005      1.000          1.048           29,365

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.011          1.043               --
                                                       2005      1.000          1.011           89,349

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.038          1.120               --
                                                       2005      1.000          1.038               --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.071          1.229               --
                                                       2005      1.000          1.071           47,400

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.047          1.110               --
                                                       2005      1.000          1.047               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.060          1.115               --
                                                       2005      1.000          1.060               --

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.009          1.018               --
                                                       2005      1.000          1.009           30,613

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.046          1.090               --
                                                       2005      1.000          1.046               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.134          1.304               --
                                                       2005      1.000          1.134               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.268               --
                                                       2005      1.000          1.106               --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.074          1.114               --
                                                       2005      1.000          1.074               --

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (11/99)............................................  2008      1.247          0.624               --
                                                       2007      1.087          1.247               --
                                                       2006      1.077          1.087               --
                                                       2005      1.000          1.077               --




               VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (A)


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.077          1.152               --
                                                       2006      1.000          1.077               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.268          1.330               --
                                                       2005      1.224          1.268               --
                                                       2004      1.181          1.224               --
                                                       2003      0.963          1.181               --
                                                       2002      1.000          0.963               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.391          1.452               --
                                                       2005      1.356          1.391               --
                                                       2004      1.244          1.356               --
                                                       2003      0.960          1.244               --
                                                       2002      1.000          0.960               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.370          1.334               --
                                                       2005      1.217          1.370               --
                                                       2004      1.146          1.217               --
                                                       2003      0.948          1.146               --
                                                       2002      1.000          0.948               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.303          1.818           30,746
                                                       2008      2.158          1.303           35,116
                                                       2007      1.917          2.158           35,121
                                                       2006      1.624          1.917           35,126
                                                       2005      1.452          1.624           33,966
                                                       2004      1.305          1.452           23,757
                                                       2003      0.984          1.305           14,210
                                                       2002      1.000          0.984               --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.057          1.444           40,693
                                                       2008      1.925          1.057           45,090
                                                       2007      1.748          1.925           45,095
                                                       2006      1.618          1.748           45,099
                                                       2005      1.420          1.618           43,539
                                                       2004      1.288          1.420           29,816
                                                       2003      0.961          1.288           18,424
                                                       2002      1.000          0.961               --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      1.002          1.289               --
                                                       2008      1.645          1.002           17,453
                                                       2007      1.598          1.645           17,467
                                                       2006      1.415          1.598           17,480
                                                       2005      1.364          1.415           17,494
                                                       2004      1.261          1.364           17,509
                                                       2003      0.971          1.261           12,992
                                                       2002      1.000          0.971               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.610          1.591               --
                                                       2005      1.389          1.610            3,713
                                                       2004      1.186          1.389            4,177
                                                       2003      0.968          1.186            8,793
                                                       2002      1.000          0.968               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      1.787          2.323               --
                                                       2005      1.701          1.787               --
                                                       2004      1.321          1.701               --
                                                       2003      1.005          1.321               --
                                                       2002      1.000          1.005               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.298          1.410               --
                                                       2005      1.202          1.298               --
                                                       2004      1.074          1.202               --
                                                       2003      1.000          1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.442               --
                                                       2005      1.200          1.295               --
                                                       2004      1.067          1.200               --
                                                       2003      1.000          1.067               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2009      1.145          1.522               --
                                                       2008      2.035          1.145               --
                                                       2007      1.767          2.035               --
                                                       2006      1.615          1.767               --
                                                       2005      1.410          1.615               --
                                                       2004      1.247          1.410               --
                                                       2003      0.991          1.247               --
                                                       2002      1.000          0.991               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2009      1.393          1.908               --
                                                       2008      2.353          1.393               --
                                                       2007      2.082          2.353               --
                                                       2006      1.889          2.082               --
                                                       2005      1.633          1.889           18,885
                                                       2004      1.336          1.633           12,999
                                                       2003      0.986          1.336            9,625
                                                       2002      1.000          0.986               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2009      0.852          1.132               --
                                                       2008      1.236          0.852               --
                                                       2007      1.215          1.236               --
                                                       2006      1.048          1.215               --
                                                       2005      1.000          1.048               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2009      0.958          1.348               --
                                                       2008      1.699          0.958               --
                                                       2007      1.558          1.699               --
                                                       2006      1.463          1.558               --
                                                       2005      1.424          1.463               --
                                                       2004      1.303          1.424               --
                                                       2003      0.969          1.303               --
                                                       2002      1.000          0.969               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.459          1.693               --
                                                       2005      1.347          1.459            3,077
                                                       2004      1.220          1.347            3,116
                                                       2003      0.994          1.220            3,153
                                                       2002      1.000          0.994               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.490          3.171               --
                                                       2007      2.765          3.490               --
                                                       2006      2.202          2.765               --
                                                       2005      1.763          2.202               --
                                                       2004      1.442          1.763               --
                                                       2003      1.000          1.442               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      1.266          1.700           21,921
                                                       2008      2.166          1.266           21,921
                                                       2007      1.914          2.166           21,921
                                                       2006      1.608          1.914           21,921
                                                       2005      1.489          1.608               --
                                                       2004      1.281          1.489               --
                                                       2003      0.989          1.281               --
                                                       2002      1.000          0.989               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.535          1.833               --
                                                       2005      1.438          1.535               --
                                                       2004      1.265          1.438               --
                                                       2003      0.976          1.265               --
                                                       2002      1.000          0.976               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2009      1.228          1.738               --
                                                       2008      2.231          1.228               --
                                                       2007      1.870          2.231               --
                                                       2006      1.684          1.870               --
                                                       2005      1.533          1.684               --
                                                       2004      1.298          1.533               --
                                                       2003      0.983          1.298               --
                                                       2002      1.000          0.983               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.527          1.708               --
                                                       2005      1.498          1.527               --
                                                       2004      1.330          1.498               --
                                                       2003      1.000          1.330               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.397          1.485               --
                                                       2006      1.328          1.397               --
                                                       2005      1.274          1.328               --
                                                       2004      1.263          1.274               --
                                                       2003      0.960          1.263               --
                                                       2002      1.000          0.960               --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Global Equity Subaccount
  (10/02)............................................  2009      0.936          1.108               --
                                                       2008      1.627          0.936               --
                                                       2007      1.582          1.627               --
                                                       2006      1.401          1.582               --
                                                       2005      1.341          1.401               --
                                                       2004      1.241          1.341               --
                                                       2003      0.963          1.241               --
                                                       2002      1.000          0.963               --

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2009      0.916          1.209               --
                                                       2008      1.569          0.916           12,081
                                                       2007      1.577          1.569           11,855
                                                       2006      1.479          1.577           10,527
                                                       2005      1.351          1.479           10,534
                                                       2004      1.254          1.351           10,542
                                                       2003      0.951          1.254           10,550
                                                       2002      1.000          0.951               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2009      1.077          1.289               --
                                                       2008      1.555          1.077               --
                                                       2007      1.463          1.555               --
                                                       2006      1.300          1.463               --
                                                       2005      1.272          1.300               --
                                                       2004      1.193          1.272               --
                                                       2003      0.977          1.193               --
                                                       2002      1.000          0.977               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      1.011          0.993               --
                                                       2008      1.461          1.011               --
                                                       2007      1.465          1.461               --

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2009      0.849          1.167               --
                                                       2008      1.497          0.849               --
                                                       2007      1.500          1.497               --
                                                       2006      1.347          1.500               --
                                                       2005      1.305          1.347               --
                                                       2004      1.249          1.305               --
                                                       2003      0.969          1.249               --
                                                       2002      1.000          0.969               --

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2009      0.976          1.168               --
                                                       2008      1.394          0.976               --
                                                       2007      1.336          1.394               --
                                                       2006      1.156          1.336               --
                                                       2005      1.181          1.156               --
                                                       2004      1.166          1.181               --
                                                       2003      0.963          1.166               --
                                                       2002      1.000          0.963               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2009      0.878          1.055               --
                                                       2008      1.377          0.878               --
                                                       2007      1.334          1.377               --
                                                       2006      1.231          1.334               --
                                                       2005      1.205          1.231               --
                                                       2004      1.171          1.205               --
                                                       2003      0.979          1.171               --
                                                       2002      1.000          0.979               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (11/99).......................  2009      1.010          1.281            3,347
                                                       2008      1.625          1.010            9,886
                                                       2007      1.637          1.625            9,575
                                                       2006      1.430          1.637               --
                                                       2005      1.392          1.430               --
                                                       2004      1.312          1.392               --
                                                       2003      0.966          1.312               --
                                                       2002      1.000          0.966               --

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)..................................  2009      1.046          1.277               --
                                                       2008      1.658          1.046               --
                                                       2007      1.628          1.658               --
                                                       2006      1.405          1.628               --
                                                       2005      1.345          1.405               --
                                                       2004      1.243          1.345               --
                                                       2003      0.958          1.243               --
                                                       2002      1.000          0.958               --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.903          1.260               --
                                                       2008      1.469          0.903               --
                                                       2007      1.424          1.469               --
                                                       2006      1.388          1.424               --
                                                       2005      1.346          1.388               --
                                                       2004      1.369          1.346               --
                                                       2003      0.946          1.369               --
                                                       2002      1.000          0.946               --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2009      1.070          1.427               --
                                                       2008      1.687          1.070               --
                                                       2007      1.607          1.687               --
                                                       2006      1.428          1.607               --
                                                       2005      1.345          1.428               --
                                                       2004      1.242          1.345               --
                                                       2003      0.977          1.242               --
                                                       2002      1.000          0.977               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2009      1.137          1.592               --
                                                       2008      1.957          1.137               --
                                                       2007      1.815          1.957               --
                                                       2006      1.642          1.815               --
                                                       2005      1.597          1.642               --
                                                       2004      1.415          1.597               --
                                                       2003      0.970          1.415               --
                                                       2002      1.000          0.970               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.950          0.924               --
                                                       2008      1.551          0.950               --
                                                       2007      1.509          1.551               --
                                                       2006      1.337          1.509               --
                                                       2005      1.308          1.337               --
                                                       2004      1.211          1.308               --
                                                       2003      0.967          1.211               --
                                                       2002      1.000          0.967               --

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (11/99).................  2009      1.111          1.401               --
                                                       2008      2.003          1.111               --
                                                       2007      1.922          2.003               --
                                                       2006      1.558          1.922               --
                                                       2005      1.423          1.558               --
                                                       2004      1.231          1.423               --
                                                       2003      0.986          1.231               --
                                                       2002      1.000          0.986               --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.421          1.443               --
                                                       2006      1.291          1.421               --
                                                       2005      1.272          1.291               --
                                                       2004      1.216          1.272               --
                                                       2003      0.962          1.216               --
                                                       2002      1.000          0.962               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Money Market Subaccount (11/99).............  2009      1.042          1.024               --
                                                       2008      1.037          1.042               --
                                                       2007      1.008          1.037               --
                                                       2006      0.983          1.008               --
                                                       2005      0.975          0.983               --
                                                       2004      0.986          0.975               --
                                                       2003      1.000          0.986               --
                                                       2002      1.000          1.000               --

  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.777          0.895               --
                                                       2008      1.006          0.777               --
                                                       2007      1.013          1.006               --
                                                       2006      0.993          1.013               --
                                                       2005      0.989          0.993               --
                                                       2004      0.998          0.989               --
                                                       2003      1.000          0.998               --

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2009      1.018          1.190               --
                                                       2008      1.202          1.018               --
                                                       2007      1.202          1.202               --
                                                       2006      1.164          1.202               --
                                                       2005      1.158          1.164               --
                                                       2004      1.106          1.158               --
                                                       2003      1.010          1.106               --
                                                       2002      1.000          1.010               --

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2009      1.006          1.578               --
                                                       2008      1.466          1.006            5,732
                                                       2007      1.491          1.466            5,736
                                                       2006      1.371          1.491            5,740
                                                       2005      1.363          1.371            5,744
                                                       2004      1.259          1.363            5,748
                                                       2003      1.007          1.259            5,752
                                                       2002      1.000          1.007               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.749          1.864               --
                                                       2006      1.580          1.749               --
                                                       2005      1.537          1.580               --
                                                       2004      1.356          1.537               --
                                                       2003      0.974          1.356               --
                                                       2002      1.000          0.974               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.640          1.718               --
                                                       2006      1.417          1.640            9,474
                                                       2005      1.389          1.417            9,670
                                                       2004      1.308          1.389            9,553
                                                       2003      0.960          1.308            9,550
                                                       2002      1.000          0.960               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/99)........  2007      1.591          1.670               --
                                                       2006      1.372          1.591               --
                                                       2005      1.314          1.372               --
                                                       2004      1.212          1.314               --
                                                       2003      0.969          1.212               --
                                                       2002      1.000          0.969               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.592          1.653               --
                                                       2006      1.385          1.592               --
                                                       2005      1.369          1.385               --
                                                       2004      1.239          1.369               --
                                                       2003      1.000          1.239               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.780          1.960               --
                                                       2006      1.618          1.780               --
                                                       2005      1.525          1.618               --
                                                       2004      1.255          1.525               --
                                                       2003      1.000          1.255               --

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.615          1.691               --
                                                       2006      1.529          1.615               --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.677          1.685               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.582          0.771               --
                                                       2008      1.016          0.582               --
                                                       2007      1.217          1.016               --
                                                       2006      1.003          1.217               --

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.346          1.307               --
                                                       2006      1.266          1.346               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.938          1.883               --
                                                       2006      1.764          1.938               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      1.185          1.664            2,569
                                                       2008      2.080          1.185            3,839
                                                       2007      1.626          2.080            3,322
                                                       2006      1.591          1.626            3,916

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2007      1.274          1.126               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.881          0.836               --
                                                       2008      1.567          0.881               --
                                                       2007      1.429          1.567               --
                                                       2006      1.450          1.429               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.289          1.408               --
                                                       2006      1.303          1.289               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.451          2.403               --
                                                       2008      3.176          1.451               --

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.240          1.378           28,025

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.559          1.604               --
                                                       2006      1.453          1.559               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.169          1.289               --
                                                       2006      1.114          1.169               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.244          1.623           20,063
                                                       2008      1.422          1.244           20,063
                                                       2007      1.360          1.422           20,063
                                                       2006      1.317          1.360           20,063

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.955          1.396               --
                                                       2008      1.795          0.955               --
                                                       2007      1.521          1.795               --
                                                       2006      1.562          1.521               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.106          1.150               --
                                                       2006      1.068          1.106               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.859          1.079               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.753          0.785               --
                                                       2008      1.393          0.753               --
                                                       2007      1.367          1.393               --
                                                       2006      1.352          1.367               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.890          1.062               --
                                                       2008      1.489          0.890               --
                                                       2007      1.459          1.489               --
                                                       2006      1.426          1.459               --

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2009      0.971          1.332               --
                                                       2008      1.468          0.971               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.057          1.070               --
                                                       2006      1.002          1.057               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.040          1.076               --
                                                       2006      1.001          1.040               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.046          1.075               --
                                                       2006      1.002          1.046               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.052          1.076               --
                                                       2006      1.002          1.052               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.057          1.075               --
                                                       2006      1.002          1.057               --

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.955          1.172               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      1.061          1.231           80,883
                                                       2008      1.393          1.061           85,913
                                                       2007      1.365          1.393           85,919
                                                       2006      1.280          1.365           85,924

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      0.968          1.146               --
                                                       2008      1.463          0.968               --
                                                       2007      1.387          1.463               --
                                                       2006      1.259          1.387               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.636          0.872               --
                                                       2008      1.092          0.636               --
                                                       2007      1.048          1.092               --
                                                       2006      0.996          1.048               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.066          1.140               --
                                                       2006      0.998          1.066               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.101          1.121               --
                                                       2006      1.115          1.101               --
                                                       2005      1.114          1.115               --
                                                       2004      1.044          1.114               --
                                                       2003      1.000          1.044               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.199          1.237               --
                                                       2008      1.167          1.199           34,622
                                                       2007      1.095          1.167           36,373
                                                       2006      1.076          1.095           36,588
                                                       2005      1.071          1.076           35,267
                                                       2004      1.042          1.071           25,374
                                                       2003      1.012          1.042           24,369
                                                       2002      1.000          1.012               --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2008      1.618          1.499               --
                                                       2007      1.496          1.618               --
                                                       2006      1.374          1.496               --
                                                       2005      1.307          1.374               --
                                                       2004      1.240          1.307               --
                                                       2003      0.958          1.240               --
                                                       2002      1.000          0.958               --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.965          2.124               --
                                                       2006      1.569          1.965               --
                                                       2005      1.427          1.569               --
                                                       2004      1.253          1.427               --
                                                       2003      0.994          1.253               --
                                                       2002      1.000          0.994               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.138          2.281               --
                                                       2006      1.860          2.138               --
                                                       2005      1.773          1.860               --
                                                       2004      1.433          1.773               --
                                                       2003      0.977          1.433               --
                                                       2002      1.000          0.977               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.364          1.450               --
                                                       2005      1.279          1.364               --
                                                       2004      1.226          1.279               --
                                                       2003      0.967          1.226               --
                                                       2002      1.000          0.967               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.359          1.426               --
                                                       2005      1.327          1.359               --
                                                       2004      1.232          1.327               --
                                                       2003      0.958          1.232               --
                                                       2002      1.000          0.958               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.314          1.352               --
                                                       2005      1.233          1.314               --
                                                       2004      1.181          1.233               --
                                                       2003      0.967          1.181               --
                                                       2002      1.000          0.967               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.075          1.141               --
                                                       2005      1.000          1.075               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.028          1.031               --
                                                       2005      1.000          1.028               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.044          1.079               --
                                                       2005      1.000          1.044               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.062          1.106               --
                                                       2005      1.000          1.062               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.035          1.054               --
                                                       2005      1.000          1.035               --

  Travelers Managed Income Subaccount (11/99)........  2006      1.080          1.068               --
                                                       2005      1.087          1.080           23,350
                                                       2004      1.078          1.087           13,913
                                                       2003      1.014          1.078            9,585
                                                       2002      1.000          1.014               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.442          1.529               --
                                                       2005      1.313          1.442               --
                                                       2004      1.156          1.313               --
                                                       2003      0.973          1.156               --
                                                       2002      1.000          0.973               --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.478          1.562               --
                                                       2005      1.463          1.478               --
                                                       2004      1.308          1.463               --
                                                       2003      0.974          1.308               --
                                                       2002      1.000          0.974               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.242          1.280               --
                                                       2005      1.230          1.242           82,303
                                                       2004      1.126          1.230           53,215
                                                       2003      0.986          1.126           34,407
                                                       2002      1.000          0.986               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.166          1.259               --
                                                       2005      1.118          1.166               --
                                                       2004      1.000          1.118               --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.537          1.764               --
                                                       2005      1.432          1.537               --
                                                       2004      1.262          1.432               --
                                                       2003      1.001          1.262               --
                                                       2002      1.000          1.001               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.372          1.453               --
                                                       2005      1.320          1.372               --
                                                       2004      1.212          1.320               --
                                                       2003      1.000          1.212               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.060          1.114               --
                                                       2005      1.000          1.060               --

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.306          1.317               --
                                                       2005      1.285          1.306               --
                                                       2004      1.181          1.285               --
                                                       2003      1.008          1.181               --
                                                       2002      1.000          1.008               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.361          1.418               --
                                                       2005      1.361          1.361               --
                                                       2004      1.260          1.361               --
                                                       2003      0.969          1.260               --
                                                       2002      1.000          0.969               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.133          1.303               --
                                                       2005      1.000          1.133               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.266               --
                                                       2005      1.000          1.105               --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.280          1.327               --
                                                       2005      1.211          1.280               --
                                                       2004      1.190          1.211               --
                                                       2003      0.966          1.190               --
                                                       2002      1.000          0.966               --

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (11/99)............................................  2008      1.537          1.464               --
                                                       2007      1.340          1.537               --
                                                       2006      1.329          1.340               --
                                                       2005      1.257          1.329               --
                                                       2004      1.198          1.257               --
                                                       2003      0.959          1.198               --
                                                       2002      1.000          0.959               --




               VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B)


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.077          1.152                --
                                                       2006      1.000          1.077             6,213

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.268          1.330                --
                                                       2005      1.224          1.268             4,676
                                                       2004      1.181          1.224            12,413
                                                       2003      0.963          1.181            17,759
                                                       2002      1.000          0.963                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.391          1.452                --
                                                       2005      1.356          1.391            52,007
                                                       2004      1.244          1.356            68,740
                                                       2003      0.960          1.244            60,410
                                                       2002      1.000          0.960                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.370          1.334                --
                                                       2005      1.217          1.370           104,732
                                                       2004      1.146          1.217           215,603
                                                       2003      0.948          1.146           140,484
                                                       2002      1.000          0.948                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.303          1.818           568,754
                                                       2008      2.158          1.303           585,001
                                                       2007      1.917          2.158           546,193
                                                       2006      1.624          1.917           673,510
                                                       2005      1.452          1.624           620,985
                                                       2004      1.305          1.452           617,024
                                                       2003      0.984          1.305           245,201
                                                       2002      1.000          0.984                --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.057          1.444         1,769,843
                                                       2008      1.925          1.057         1,967,352
                                                       2007      1.748          1.925         2,263,556
                                                       2006      1.618          1.748         2,558,407
                                                       2005      1.420          1.618         2,623,671
                                                       2004      1.288          1.420         2,237,064
                                                       2003      0.961          1.288         1,598,863
                                                       2002      1.000          0.961                --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      1.002          1.289         2,027,763
                                                       2008      1.645          1.002         2,178,947
                                                       2007      1.598          1.645         2,469,648
                                                       2006      1.415          1.598         2,652,459
                                                       2005      1.364          1.415         2,780,088
                                                       2004      1.261          1.364         2,532,220
                                                       2003      0.971          1.261         1,686,036
                                                       2002      1.000          0.971                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.610          1.591                --
                                                       2005      1.389          1.610           108,294
                                                       2004      1.186          1.389           116,560
                                                       2003      0.968          1.186            78,193
                                                       2002      1.000          0.968                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      1.787          2.323                --
                                                       2005      1.701          1.787            51,519
                                                       2004      1.321          1.701            58,237
                                                       2003      1.005          1.321            37,104
                                                       2002      1.000          1.005                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.298          1.410                --
                                                       2005      1.202          1.298            24,867
                                                       2004      1.074          1.202                --
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.442                --
                                                       2005      1.200          1.295                --
                                                       2004      1.067          1.200                --
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2009      1.145          1.522           450,704
                                                       2008      2.035          1.145           499,267
                                                       2007      1.767          2.035           444,740
                                                       2006      1.615          1.767           419,747
                                                       2005      1.410          1.615           404,405
                                                       2004      1.247          1.410           301,307
                                                       2003      0.991          1.247           271,609
                                                       2002      1.000          0.991                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2009      1.393          1.908           269,311
                                                       2008      2.353          1.393           277,225
                                                       2007      2.082          2.353           329,854
                                                       2006      1.889          2.082           345,497
                                                       2005      1.633          1.889           490,035
                                                       2004      1.336          1.633           481,359
                                                       2003      0.986          1.336           440,565
                                                       2002      1.000          0.986                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2009      0.852          1.132           190,576
                                                       2008      1.236          0.852           189,821
                                                       2007      1.215          1.236           199,445
                                                       2006      1.048          1.215           173,553
                                                       2005      1.000          1.048                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2009      0.958          1.348           131,379
                                                       2008      1.699          0.958           265,837
                                                       2007      1.558          1.699           143,040
                                                       2006      1.463          1.558           192,908
                                                       2005      1.424          1.463           208,273
                                                       2004      1.303          1.424           215,079
                                                       2003      0.969          1.303           201,494
                                                       2002      1.000          0.969                --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.459          1.693                --
                                                       2005      1.347          1.459           532,076
                                                       2004      1.220          1.347           487,997
                                                       2003      0.994          1.220           408,193
                                                       2002      1.000          0.994                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.765          3.490            97,287
                                                       2006      2.202          2.765            78,000
                                                       2005      1.763          2.202            93,411
                                                       2004      1.442          1.763           100,794
                                                       2003      1.000          1.442            71,761

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      1.266          1.700           263,360
                                                       2008      2.166          1.266           269,485
                                                       2007      1.914          2.166           346,313
                                                       2006      1.608          1.914           409,605
                                                       2005      1.489          1.608           363,409
                                                       2004      1.281          1.489           343,453
                                                       2003      0.989          1.281           264,013
                                                       2002      1.000          0.989                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.535          1.833                --
                                                       2005      1.438          1.535            82,507
                                                       2004      1.265          1.438            57,389
                                                       2003      0.976          1.265            26,240
                                                       2002      1.000          0.976                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2009      1.228          1.738           108,772
                                                       2008      2.231          1.228           109,176
                                                       2007      1.870          2.231           110,258
                                                       2006      1.684          1.870           110,667
                                                       2005      1.533          1.684           105,346
                                                       2004      1.298          1.533           113,467
                                                       2003      0.983          1.298            99,969
                                                       2002      1.000          0.983                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.527          1.708                --
                                                       2005      1.498          1.527           185,107
                                                       2004      1.330          1.498           150,508
                                                       2003      1.000          1.330            97,171

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.397          1.485                --
                                                       2006      1.328          1.397            43,087
                                                       2005      1.274          1.328            43,087
                                                       2004      1.263          1.274            43,087
                                                       2003      0.960          1.263            36,370
                                                       2002      1.000          0.960                --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Global Equity Subaccount
  (10/02)............................................  2009      0.936          1.108           260,348
                                                       2008      1.627          0.936           266,359
                                                       2007      1.582          1.627           514,303
                                                       2006      1.401          1.582           415,144
                                                       2005      1.341          1.401           405,706
                                                       2004      1.241          1.341           490,193
                                                       2003      0.963          1.241           381,267
                                                       2002      1.000          0.963                --

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2009      0.916          1.209         1,146,181
                                                       2008      1.569          0.916         1,218,795
                                                       2007      1.577          1.569         1,522,176
                                                       2006      1.479          1.577         1,689,670
                                                       2005      1.351          1.479         1,968,918
                                                       2004      1.254          1.351         1,976,252
                                                       2003      0.951          1.254         1,360,933
                                                       2002      1.000          0.951                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2009      1.077          1.289           828,892
                                                       2008      1.555          1.077           787,380
                                                       2007      1.463          1.555           977,846
                                                       2006      1.300          1.463         1,057,241
                                                       2005      1.272          1.300         1,168,829
                                                       2004      1.193          1.272         1,215,468
                                                       2003      0.977          1.193           977,437
                                                       2002      1.000          0.977                --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      1.011          0.993                --
                                                       2008      1.461          1.011           122,786
                                                       2007      1.465          1.461           146,664

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2009      0.849          1.167         3,080,174
                                                       2008      1.497          0.849         3,491,265
                                                       2007      1.500          1.497         4,036,762
                                                       2006      1.347          1.500         4,329,793
                                                       2005      1.305          1.347         4,789,224
                                                       2004      1.249          1.305         5,358,026
                                                       2003      0.969          1.249         3,663,428
                                                       2002      1.000          0.969                --

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2009      0.976          1.168            43,453
                                                       2008      1.394          0.976            97,142
                                                       2007      1.336          1.394            48,606
                                                       2006      1.156          1.336            48,632
                                                       2005      1.181          1.156            49,847
                                                       2004      1.166          1.181            49,884
                                                       2003      0.963          1.166            45,863
                                                       2002      1.000          0.963                --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2009      0.878          1.055           585,437
                                                       2008      1.377          0.878         1,000,452
                                                       2007      1.334          1.377         1,171,876
                                                       2006      1.231          1.334         1,250,551
                                                       2005      1.205          1.231         1,297,692
                                                       2004      1.171          1.205         1,500,768
                                                       2003      0.979          1.171         1,102,197
                                                       2002      1.000          0.979                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (11/99).......................  2009      1.010          1.281           580,428
                                                       2008      1.625          1.010           614,275
                                                       2007      1.637          1.625           751,038
                                                       2006      1.430          1.637           644,776
                                                       2005      1.392          1.430           696,829
                                                       2004      1.312          1.392           739,382
                                                       2003      0.966          1.312           438,821
                                                       2002      1.000          0.966                --

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)..................................  2009      1.046          1.277           209,459
                                                       2008      1.658          1.046           447,409
                                                       2007      1.628          1.658           253,891
                                                       2006      1.405          1.628           231,247
                                                       2005      1.345          1.405           244,928
                                                       2004      1.243          1.345           352,524
                                                       2003      0.958          1.243           275,654
                                                       2002      1.000          0.958                --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.903          1.260           174,642
                                                       2008      1.469          0.903           185,729
                                                       2007      1.424          1.469           332,537
                                                       2006      1.388          1.424           419,425
                                                       2005      1.346          1.388           464,076
                                                       2004      1.369          1.346           518,533
                                                       2003      0.946          1.369           213,469
                                                       2002      1.000          0.946                --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2009      1.070          1.427           118,171
                                                       2008      1.687          1.070           257,688
                                                       2007      1.607          1.687           250,439
                                                       2006      1.428          1.607           261,845
                                                       2005      1.345          1.428           398,914
                                                       2004      1.242          1.345           441,507
                                                       2003      0.977          1.242           186,432
                                                       2002      1.000          0.977                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2009      1.137          1.592           117,268
                                                       2008      1.957          1.137           125,188
                                                       2007      1.815          1.957           227,745
                                                       2006      1.642          1.815           100,852
                                                       2005      1.597          1.642            99,006
                                                       2004      1.415          1.597           103,106
                                                       2003      0.970          1.415           115,709
                                                       2002      1.000          0.970                --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.950          0.924                --
                                                       2008      1.551          0.950           240,557
                                                       2007      1.509          1.551           262,292
                                                       2006      1.337          1.509           268,238
                                                       2005      1.308          1.337           283,325
                                                       2004      1.211          1.308           427,554
                                                       2003      0.967          1.211           374,650
                                                       2002      1.000          0.967                --

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (11/99).................  2009      1.111          1.401            15,676
                                                       2008      2.003          1.111            31,565
                                                       2007      1.922          2.003            15,786
                                                       2006      1.558          1.922            15,788
                                                       2005      1.423          1.558            15,792
                                                       2004      1.231          1.423            40,407
                                                       2003      0.986          1.231            38,851
                                                       2002      1.000          0.986                --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.421          1.443                --
                                                       2006      1.291          1.421           149,235
                                                       2005      1.272          1.291           175,226
                                                       2004      1.216          1.272           200,461
                                                       2003      0.962          1.216           152,815
                                                       2002      1.000          0.962                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Money Market Subaccount (11/99).............  2009      1.042          1.024         1,025,313
                                                       2008      1.037          1.042         1,303,252
                                                       2007      1.008          1.037           899,817
                                                       2006      0.983          1.008           886,641
                                                       2005      0.975          0.983           784,681
                                                       2004      0.986          0.975           533,026
                                                       2003      1.000          0.986           152,315
                                                       2002      1.000          1.000                --

  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.777          0.895            53,214
                                                       2008      1.006          0.777           153,908
                                                       2007      1.013          1.006            83,479
                                                       2006      0.993          1.013            85,099
                                                       2005      0.989          0.993            85,790
                                                       2004      0.998          0.989            59,976
                                                       2003      1.000          0.998            19,961

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2009      1.018          1.190           286,003
                                                       2008      1.202          1.018           300,701
                                                       2007      1.202          1.202           308,150
                                                       2006      1.164          1.202           305,999
                                                       2005      1.158          1.164           301,636
                                                       2004      1.106          1.158           294,884
                                                       2003      1.010          1.106           269,361
                                                       2002      1.000          1.010                --

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2009      1.006          1.578           570,467
                                                       2008      1.466          1.006           584,823
                                                       2007      1.491          1.466           638,240
                                                       2006      1.371          1.491           685,810
                                                       2005      1.363          1.371           692,777
                                                       2004      1.259          1.363           737,356
                                                       2003      1.007          1.259         1,079,911
                                                       2002      1.000          1.007                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.749          1.864                --
                                                       2006      1.580          1.749           140,991
                                                       2005      1.537          1.580           131,036
                                                       2004      1.356          1.537           164,400
                                                       2003      0.974          1.356            94,319
                                                       2002      1.000          0.974                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.640          1.718                --
                                                       2006      1.417          1.640           260,923
                                                       2005      1.389          1.417           270,363
                                                       2004      1.308          1.389           263,383
                                                       2003      0.960          1.308           226,395
                                                       2002      1.000          0.960                --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/99)........  2007      1.591          1.670                --
                                                       2006      1.372          1.591            32,871
                                                       2005      1.314          1.372            32,871
                                                       2004      1.212          1.314            32,871
                                                       2003      0.969          1.212            32,871
                                                       2002      1.000          0.969                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.592          1.653                --
                                                       2006      1.385          1.592           412,477
                                                       2005      1.369          1.385           383,591
                                                       2004      1.239          1.369           298,466
                                                       2003      1.000          1.239           176,249

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.780          1.960                --
                                                       2006      1.618          1.780           333,170
                                                       2005      1.525          1.618           358,455
                                                       2004      1.255          1.525           361,705
                                                       2003      1.000          1.255           217,985

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.615          1.691                --
                                                       2006      1.529          1.615            35,632

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      1.036          1.210            37,638
                                                       2008      1.685          1.036            26,990
                                                       2007      1.677          1.685            32,213

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.582          0.771           111,581
                                                       2008      1.016          0.582           121,205
                                                       2007      1.217          1.016           126,435
                                                       2006      1.003          1.217           149,294

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.958          1.212                --
                                                       2008      1.307          0.958                --
                                                       2007      1.346          1.307                --
                                                       2006      1.266          1.346                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      1.094          1.668           209,241
                                                       2008      1.883          1.094           182,934
                                                       2007      1.938          1.883           186,375
                                                       2006      1.764          1.938           192,080

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      1.185          1.664            76,064
                                                       2008      2.080          1.185            58,172
                                                       2007      1.626          2.080             8,148
                                                       2006      1.591          1.626           113,033

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.681          0.913            40,700
                                                       2008      1.126          0.681            26,487
                                                       2007      1.274          1.126            25,543

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.681          0.790           950,292
                                                       2008      1.091          0.681           965,887
                                                       2007      1.073          1.091         1,205,286
                                                       2006      1.001          1.073           772,130

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.633          0.785           316,815
                                                       2008      1.054          0.633           367,579
                                                       2007      1.069          1.054           485,181
                                                       2006      1.015          1.069                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.881          0.836                --
                                                       2008      1.567          0.881            50,611
                                                       2007      1.429          1.567            48,642
                                                       2006      1.450          1.429            50,274

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.847          1.114             2,430
                                                       2008      1.408          0.847               710
                                                       2007      1.289          1.408                --
                                                       2006      1.303          1.289                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.451          2.403            96,785
                                                       2008      3.176          1.451           120,301

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.250          1.612           209,067
                                                       2008      2.213          1.250           236,538
                                                       2007      2.113          2.213           242,401

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.088          1.262           525,943
                                                       2008      1.189          1.088           462,924
                                                       2007      1.126          1.189           332,092

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.240          1.378         1,711,306

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      1.056          1.282            65,327
                                                       2008      1.604          1.056            40,364
                                                       2007      1.559          1.604            43,526
                                                       2006      1.453          1.559            10,758

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.169          1.289                --
                                                       2006      1.114          1.169            17,457

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.244          1.623            78,560
                                                       2008      1.422          1.244             1,578
                                                       2007      1.360          1.422             3,256
                                                       2006      1.317          1.360             7,460

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.671          0.831           393,048
                                                       2008      0.975          0.671           428,497
                                                       2007      1.026          0.975           547,563
                                                       2006      1.003          1.026           286,299

  MIST Van Kampen Mid Cap Growth Subaccount (Class B)
  (4/08) *...........................................  2009      0.827          1.275            14,634
                                                       2008      1.494          0.827                --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.955          1.396           441,995
                                                       2008      1.795          0.955           412,754
                                                       2007      1.521          1.795           421,462
                                                       2006      1.562          1.521           395,173

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2009      1.087          1.165           402,977
                                                       2008      1.150          1.087           388,128
                                                       2007      1.106          1.150           378,055
                                                       2006      1.068          1.106           390,131

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.859          1.079           169,379

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.780          0.770                --
                                                       2008      1.332          0.780            26,218
                                                       2007      1.360          1.332            26,623
                                                       2006      1.327          1.360            22,159

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.753          0.785                --
                                                       2008      1.393          0.753           134,494
                                                       2007      1.367          1.393           181,012
                                                       2006      1.352          1.367           201,565

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.890          1.062           644,505
                                                       2008      1.489          0.890           708,245
                                                       2007      1.459          1.489           839,374
                                                       2006      1.426          1.459           876,963

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2009      0.971          1.332            15,727
                                                       2008      1.468          0.971            19,318

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.625          0.805            59,859
                                                       2008      1.070          0.625            65,506
                                                       2007      1.057          1.070            72,518
                                                       2006      1.002          1.057                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.903          1.067                --
                                                       2008      1.076          0.903                --
                                                       2007      1.040          1.076                --
                                                       2006      1.001          1.040                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.826          1.001           171,710
                                                       2008      1.075          0.826           173,118
                                                       2007      1.046          1.075            25,057
                                                       2006      1.002          1.046            26,488

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.752          0.933           579,908
                                                       2008      1.076          0.752           438,422
                                                       2007      1.052          1.076           445,185
                                                       2006      1.002          1.052           329,787

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.684          0.865           628,954
                                                       2008      1.075          0.684           673,543
                                                       2007      1.057          1.075           319,705
                                                       2006      1.002          1.057           258,637

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.955          1.172           233,678

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      1.061          1.231         1,314,384
                                                       2008      1.393          1.061         1,392,780
                                                       2007      1.365          1.393         1,777,234
                                                       2006      1.280          1.365         1,839,360

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      1.074          1.272                --
                                                       2008      1.463          1.074                --
                                                       2007      1.387          1.463           331,646
                                                       2006      1.259          1.387           299,953

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.636          0.872           173,239
                                                       2008      1.092          0.636           164,832
                                                       2007      1.048          1.092           140,830
                                                       2006      0.996          1.048           144,015

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.648          0.909           104,772
                                                       2008      1.140          0.648           109,471
                                                       2007      1.066          1.140           110,938
                                                       2006      0.998          1.066           130,654

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.101          1.121                --
                                                       2006      1.115          1.101           333,054
                                                       2005      1.114          1.115           356,353
                                                       2004      1.044          1.114           281,739
                                                       2003      1.000          1.044           240,797

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.199          1.237                --
                                                       2008      1.167          1.199         1,729,338
                                                       2007      1.095          1.167         1,803,314
                                                       2006      1.076          1.095         2,075,298
                                                       2005      1.071          1.076         2,289,666
                                                       2004      1.042          1.071         2,142,336
                                                       2003      1.012          1.042         2,159,661
                                                       2002      1.000          1.012                --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      1.496          1.618                --
                                                       2006      1.374          1.496                --
                                                       2005      1.307          1.374                --
                                                       2004      1.240          1.307                --
                                                       2003      0.958          1.240                --
                                                       2002      1.000          0.958                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.965          2.124                --
                                                       2006      1.569          1.965           223,458
                                                       2005      1.427          1.569           268,764
                                                       2004      1.253          1.427           247,544
                                                       2003      0.994          1.253           228,802
                                                       2002      1.000          0.994                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.138          2.281                --
                                                       2006      1.860          2.138           185,531
                                                       2005      1.773          1.860           180,260
                                                       2004      1.433          1.773           174,820
                                                       2003      0.977          1.433           153,913
                                                       2002      1.000          0.977                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.364          1.450                --
                                                       2005      1.279          1.364            50,544
                                                       2004      1.226          1.279            51,795
                                                       2003      0.967          1.226            36,151
                                                       2002      1.000          0.967                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.359          1.426                --
                                                       2005      1.327          1.359           885,053
                                                       2004      1.232          1.327           845,967
                                                       2003      0.958          1.232           788,681
                                                       2002      1.000          0.958                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.314          1.352                --
                                                       2005      1.233          1.314           123,225
                                                       2004      1.181          1.233           118,258
                                                       2003      0.967          1.181           115,801
                                                       2002      1.000          0.967                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.075          1.141                --
                                                       2005      1.000          1.075                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.028          1.031                --
                                                       2005      1.000          1.028                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.044          1.079                --
                                                       2005      1.000          1.044                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.062          1.106                --
                                                       2005      1.000          1.062           157,445

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.035          1.054                --
                                                       2005      1.000          1.035             7,235

  Travelers Managed Income Subaccount (11/99)........  2006      1.080          1.068                --
                                                       2005      1.087          1.080           357,710
                                                       2004      1.078          1.087           383,293
                                                       2003      1.014          1.078           331,511
                                                       2002      1.000          1.014                --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.442          1.529                --
                                                       2005      1.313          1.442            37,711
                                                       2004      1.156          1.313            35,453
                                                       2003      0.973          1.156            30,775
                                                       2002      1.000          0.973                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.478          1.562                --
                                                       2005      1.463          1.478           401,894
                                                       2004      1.308          1.463            92,733
                                                       2003      0.974          1.308           104,184
                                                       2002      1.000          0.974                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.242          1.280                --
                                                       2005      1.230          1.242         1,983,237
                                                       2004      1.126          1.230         1,772,081
                                                       2003      0.986          1.126         1,382,861
                                                       2002      1.000          0.986                --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.166          1.259                --
                                                       2005      1.118          1.166           323,762
                                                       2004      1.000          1.118                --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.537          1.764                --
                                                       2005      1.432          1.537           192,449
                                                       2004      1.262          1.432           193,163
                                                       2003      1.001          1.262           115,622
                                                       2002      1.000          1.001                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.372          1.453                --
                                                       2005      1.320          1.372             8,791
                                                       2004      1.212          1.320            16,095
                                                       2003      1.000          1.212            16,215

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.060          1.114                --
                                                       2005      1.000          1.060            17,457

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.306          1.317                --
                                                       2005      1.285          1.306             3,188
                                                       2004      1.181          1.285             1,738
                                                       2003      1.008          1.181                --
                                                       2002      1.000          1.008                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.361          1.418                --
                                                       2005      1.361          1.361            67,802
                                                       2004      1.260          1.361            74,728
                                                       2003      0.969          1.260            73,289
                                                       2002      1.000          0.969                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.133          1.303                --
                                                       2005      1.000          1.133                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.266                --
                                                       2005      1.000          1.105                --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.280          1.327                --
                                                       2005      1.211          1.280             9,882
                                                       2004      1.190          1.211             9,882
                                                       2003      0.966          1.190             9,882
                                                       2002      1.000          0.966                --

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (11/99)............................................  2007      1.340          1.537            21,973
                                                       2006      1.329          1.340            22,661
                                                       2005      1.257          1.329            32,908
                                                       2004      1.198          1.257            32,860
                                                       2003      0.959          1.198            32,305
                                                       2002      1.000          0.959                --




                 VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.05%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.077          1.151                 --
                                                       2006      1.000          1.077                 --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.193          1.251                 --
                                                       2005      1.152          1.193                 --
                                                       2004      1.112          1.152                 --
                                                       2003      1.000          1.112                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.251          1.305                 --
                                                       2005      1.220          1.251            456,774
                                                       2004      1.120          1.220             80,349
                                                       2003      1.000          1.120                 --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.305          1.271                 --
                                                       2005      1.160          1.305            357,360
                                                       2004      1.093          1.160              1,456
                                                       2003      1.000          1.093                 --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.182          1.649          2,980,480
                                                       2008      1.959          1.182          3,286,725
                                                       2007      1.741          1.959          3,748,499
                                                       2006      1.476          1.741          3,692,166
                                                       2005      1.320          1.476          3,228,487
                                                       2004      1.188          1.320          1,200,115
                                                       2003      1.000          1.188            176,559

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.941          1.285          8,257,041
                                                       2008      1.714          0.941          9,090,129
                                                       2007      1.557          1.714          9,982,768
                                                       2006      1.442          1.557         10,926,014
                                                       2005      1.266          1.442          9,986,598
                                                       2004      1.149          1.266          3,633,672
                                                       2003      1.000          1.149            119,569

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      0.909          1.169         10,102,320
                                                       2008      1.493          0.909         10,710,178
                                                       2007      1.451          1.493         12,558,651
                                                       2006      1.286          1.451         13,338,265
                                                       2005      1.240          1.286         12,211,884
                                                       2004      1.147          1.240          4,010,706
                                                       2003      1.000          1.147            309,531

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.553          1.534                 --
                                                       2005      1.341          1.553             15,582
                                                       2004      1.145          1.341                 --
                                                       2003      1.000          1.145                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      1.545          2.008                 --
                                                       2005      1.471          1.545             88,607
                                                       2004      1.143          1.471                 --
                                                       2003      1.000          1.143                 --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.297          1.408                 --
                                                       2005      1.201          1.297             98,499
                                                       2004      1.074          1.201             11,644
                                                       2003      1.000          1.074                 --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.294          1.440                 --
                                                       2005      1.199          1.294            510,788
                                                       2004      1.067          1.199             32,088
                                                       2003      1.000          1.067                 --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2009      1.044          1.388          2,079,031
                                                       2008      1.858          1.044          2,210,809
                                                       2007      1.614          1.858          2,240,558
                                                       2006      1.476          1.614          2,306,693
                                                       2005      1.289          1.476          2,185,064
                                                       2004      1.141          1.289            449,284
                                                       2003      1.000          1.141             82,924

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2009      1.246          1.705          1,185,697
                                                       2008      2.105          1.246          1,301,855
                                                       2007      1.863          2.105          1,378,564
                                                       2006      1.692          1.863          1,465,870
                                                       2005      1.463          1.692          1,283,215
                                                       2004      1.198          1.463            442,620
                                                       2003      1.000          1.198             53,855

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2009      0.850          1.130          1,337,708
                                                       2008      1.234          0.850          1,502,191
                                                       2007      1.214          1.234          2,139,957
                                                       2006      1.048          1.214          1,753,408
                                                       2005      1.000          1.048            692,069

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2009      0.874          1.230            393,782
                                                       2008      1.552          0.874            420,984
                                                       2007      1.424          1.552            471,727
                                                       2006      1.337          1.424            545,220
                                                       2005      1.302          1.337            677,799
                                                       2004      1.193          1.302            307,403
                                                       2003      1.000          1.193             46,123

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.336          1.549                 --
                                                       2005      1.233          1.336          1,676,368
                                                       2004      1.117          1.233            621,592
                                                       2003      1.000          1.117             52,270

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.050          2.771                 --
                                                       2007      2.418          3.050            972,084
                                                       2006      1.927          2.418          1,024,769
                                                       2005      1.543          1.927            869,773
                                                       2004      1.263          1.543            161,330
                                                       2003      1.000          1.263                 --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      1.158          1.555          2,242,157
                                                       2008      1.983          1.158          2,456,722
                                                       2007      1.753          1.983          2,787,846
                                                       2006      1.474          1.753          3,046,408
                                                       2005      1.365          1.474          2,665,780
                                                       2004      1.176          1.365            685,775
                                                       2003      1.000          1.176             58,222

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.408          1.680                 --
                                                       2005      1.320          1.408          1,051,123
                                                       2004      1.161          1.320            220,567
                                                       2003      1.000          1.161                 --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2009      1.077          1.524            133,187
                                                       2008      1.958          1.077            189,349
                                                       2007      1.642          1.958            149,286
                                                       2006      1.479          1.642            215,921
                                                       2005      1.348          1.479            232,937
                                                       2004      1.142          1.348             79,255
                                                       2003      1.000          1.142             18,494

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.345          1.504                 --
                                                       2005      1.320          1.345            468,804
                                                       2004      1.173          1.320            127,443
                                                       2003      1.000          1.173             31,851

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.271          1.351                 --
                                                       2006      1.209          1.271            140,706
                                                       2005      1.160          1.209            141,356
                                                       2004      1.151          1.160             53,839
                                                       2003      1.000          1.151                 --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Global Equity Subaccount
  (10/02)............................................  2009      0.857          1.015          2,834,764
                                                       2008      1.491          0.857          3,005,508
                                                       2007      1.451          1.491          3,249,742
                                                       2006      1.286          1.451          3,225,489
                                                       2005      1.232          1.286          2,970,439
                                                       2004      1.140          1.232            739,864
                                                       2003      1.000          1.140                 --

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2009      0.828          1.092          2,299,588
                                                       2008      1.419          0.828          2,555,974
                                                       2007      1.427          1.419          2,810,277
                                                       2006      1.338          1.427          3,158,674
                                                       2005      1.224          1.338          3,150,780
                                                       2004      1.136          1.224          1,986,260
                                                       2003      1.000          1.136            264,577

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2009      1.009          1.207          2,488,865
                                                       2008      1.457          1.009          1,539,896
                                                       2007      1.371          1.457          1,749,041
                                                       2006      1.219          1.371          1,896,711
                                                       2005      1.193          1.219          1,881,108
                                                       2004      1.120          1.193            710,619
                                                       2003      1.000          1.120             41,993

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.931          0.914                 --
                                                       2008      1.346          0.931          1,250,543
                                                       2007      1.350          1.346          1,447,649

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2009      0.766          1.052          4,621,347
                                                       2008      1.351          0.766          5,695,592
                                                       2007      1.354          1.351          7,821,047
                                                       2006      1.216          1.354          9,970,658
                                                       2005      1.179          1.216         10,167,729
                                                       2004      1.129          1.179          5,998,371
                                                       2003      1.000          1.129            247,777

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2009      0.920          1.100             97,541
                                                       2008      1.314          0.920            102,285
                                                       2007      1.260          1.314            114,585
                                                       2006      1.091          1.260            116,303
                                                       2005      1.116          1.091            115,643
                                                       2004      1.101          1.116             57,005
                                                       2003      1.000          1.101             19,652

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2009      0.815          0.979          7,981,264
                                                       2008      1.279          0.815          8,359,905
                                                       2007      1.239          1.279          9,818,693
                                                       2006      1.144          1.239         10,233,108
                                                       2005      1.120          1.144         10,708,963
                                                       2004      1.089          1.120          4,732,997
                                                       2003      1.000          1.089            469,406

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (11/99).......................  2009      0.897          1.137          1,905,822
                                                       2008      1.444          0.897          2,134,740
                                                       2007      1.456          1.444          2,348,601
                                                       2006      1.272          1.456          2,163,917
                                                       2005      1.239          1.272          2,349,100
                                                       2004      1.169          1.239          1,692,384
                                                       2003      1.000          1.169            200,919

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)..................................  2009      0.963          1.174            212,947
                                                       2008      1.527          0.963            222,353
                                                       2007      1.500          1.527            244,309
                                                       2006      1.295          1.500            246,900
                                                       2005      1.240          1.295            241,736
                                                       2004      1.147          1.240             60,756
                                                       2003      1.000          1.147             35,867

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.769          1.073            982,108
                                                       2008      1.252          0.769          1,074,109
                                                       2007      1.214          1.252          1,200,932
                                                       2006      1.185          1.214          1,304,998
                                                       2005      1.149          1.185          1,435,244
                                                       2004      1.169          1.149            693,392
                                                       2003      1.000          1.169            100,648

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2009      0.996          1.326            178,780
                                                       2008      1.570          0.996            198,471
                                                       2007      1.496          1.570            214,545
                                                       2006      1.330          1.496            402,412
                                                       2005      1.253          1.330            485,165
                                                       2004      1.158          1.253            253,055
                                                       2003      1.000          1.158             49,733

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.991          1.387            476,632
                                                       2008      1.707          0.991            552,331
                                                       2007      1.584          1.707            675,683
                                                       2006      1.433          1.584            267,113
                                                       2005      1.395          1.433            258,819
                                                       2004      1.237          1.395            178,596
                                                       2003      1.000          1.237                 --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.885          0.860                 --
                                                       2008      1.445          0.885            502,080
                                                       2007      1.406          1.445            519,030
                                                       2006      1.246          1.406            624,949
                                                       2005      1.220          1.246            476,000
                                                       2004      1.130          1.220            170,301
                                                       2003      1.000          1.130             46,185

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (11/99).................  2009      1.057          1.331                 --
                                                       2008      1.906          1.057                 --
                                                       2007      1.829          1.906                 --
                                                       2006      1.484          1.829                 --
                                                       2005      1.355          1.484                 --
                                                       2004      1.174          1.355                 --
                                                       2003      1.000          1.174                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.310          1.329                 --
                                                       2006      1.191          1.310          1,477,492
                                                       2005      1.174          1.191          1,468,118
                                                       2004      1.122          1.174            241,577
                                                       2003      1.000          1.122                 --

Legg Mason Partners Variable Income Trust
  LMPVIT Money Market Subaccount (11/99).............  2009      1.048          1.029          3,495,146
                                                       2008      1.043          1.048          4,163,830
                                                       2007      1.014          1.043          2,667,132
                                                       2006      0.990          1.014          2,100,528
                                                       2005      0.983          0.990          1,030,513
                                                       2004      0.994          0.983            950,605
                                                       2003      1.000          0.994                 --

  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.775          0.892            888,442
                                                       2008      1.004          0.775          1,033,604
                                                       2007      1.011          1.004          1,281,072
                                                       2006      0.991          1.011          1,296,550
                                                       2005      0.989          0.991            787,064
                                                       2004      0.997          0.989            155,845
                                                       2003      1.000          0.997             13,532

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2009      0.970          1.134            733,634
                                                       2008      1.146          0.970            802,359
                                                       2007      1.147          1.146            965,512
                                                       2006      1.111          1.147          1,113,642
                                                       2005      1.106          1.111          1,146,889
                                                       2004      1.057          1.106            870,957
                                                       2003      1.000          1.057             44,306

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2009      0.878          1.376            844,747
                                                       2008      1.280          0.878          1,084,456
                                                       2007      1.303          1.280          1,385,416
                                                       2006      1.198          1.303          1,437,673
                                                       2005      1.192          1.198          1,391,483
                                                       2004      1.101          1.192            760,155
                                                       2003      1.000          1.101            154,434

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.590          1.694                 --
                                                       2006      1.437          1.590            435,172
                                                       2005      1.398          1.437            474,249
                                                       2004      1.235          1.398            165,098
                                                       2003      1.000          1.235             33,485

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.465          1.534                 --
                                                       2006      1.266          1.465            371,813
                                                       2005      1.242          1.266            391,295
                                                       2004      1.170          1.242            323,540
                                                       2003      1.000          1.170             28,599

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/99)........  2007      1.503          1.578                 --
                                                       2006      1.297          1.503                 --
                                                       2005      1.243          1.297                 --
                                                       2004      1.147          1.243                 --
                                                       2003      1.000          1.147                 --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.463          1.518                 --
                                                       2006      1.273          1.463          1,679,316
                                                       2005      1.259          1.273          1,508,303
                                                       2004      1.140          1.259            743,043
                                                       2003      1.000          1.140                 --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.638          1.803                 --
                                                       2006      1.490          1.638          1,802,610
                                                       2005      1.405          1.490          1,796,356
                                                       2004      1.156          1.405            449,805
                                                       2003      1.000          1.156             56,642

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.520          1.592                 --
                                                       2006      1.440          1.520            238,470

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.974          1.137            459,696
                                                       2008      1.586          0.974            403,580
                                                       2007      1.578          1.586            325,365

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.581          0.770            337,062
                                                       2008      1.015          0.581            360,544
                                                       2007      1.216          1.015            429,534
                                                       2006      1.003          1.216            295,881

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.956          1.209            202,757
                                                       2008      1.305          0.956            190,483
                                                       2007      1.345          1.305            189,754
                                                       2006      1.266          1.345            126,371

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      1.002          1.526          1,111,985
                                                       2008      1.726          1.002          1,198,096
                                                       2007      1.776          1.726          1,353,456
                                                       2006      1.617          1.776          1,310,925

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      1.141          1.602            341,376
                                                       2008      2.004          1.141            370,793
                                                       2007      1.568          2.004            186,964
                                                       2006      1.534          1.568             63,712

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.680          0.911             60,092
                                                       2008      1.125          0.680            124,923
                                                       2007      1.273          1.125            102,279

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.680          0.788          4,240,403
                                                       2008      1.090          0.680          4,537,287
                                                       2007      1.073          1.090          5,132,859
                                                       2006      1.001          1.073          3,476,876

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.632          0.783          2,314,290
                                                       2008      1.053          0.632          2,550,701
                                                       2007      1.069          1.053          2,426,368
                                                       2006      1.015          1.069             14,449

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.815          0.774                 --
                                                       2008      1.451          0.815            288,699
                                                       2007      1.323          1.451            286,118
                                                       2006      1.344          1.323            288,669

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.846          1.112            121,466
                                                       2008      1.406          0.846            100,188
                                                       2007      1.288          1.406             70,814
                                                       2006      1.302          1.288             67,991

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.267          2.098          1,024,717
                                                       2008      2.775          1.267            927,847

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.175          1.515             25,038
                                                       2008      2.081          1.175             42,358
                                                       2007      1.988          2.081             57,143

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.088          1.261          2,520,001
                                                       2008      1.189          1.088          2,636,780
                                                       2007      1.126          1.189          2,649,679

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.217          1.352          7,219,847

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      0.980          1.189            203,690
                                                       2008      1.489          0.980            196,808
                                                       2007      1.447          1.489            170,200
                                                       2006      1.350          1.447            168,500

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.168          1.288                 --
                                                       2006      1.113          1.168             37,238

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.133          1.478          1,387,295
                                                       2008      1.296          1.133          1,327,176
                                                       2007      1.241          1.296          1,475,710
                                                       2006      1.201          1.241          1,258,548

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.670          0.830          1,436,878
                                                       2008      0.974          0.670          1,696,421
                                                       2007      1.026          0.974          1,990,474
                                                       2006      1.003          1.026          1,426,576

  MIST Van Kampen Mid Cap Growth Subaccount (Class B)
  (4/08) *...........................................  2009      0.749          1.154                 --
                                                       2008      1.355          0.749                 --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.824          1.204            111,777
                                                       2008      1.550          0.824            106,218
                                                       2007      1.314          1.550             80,134
                                                       2006      1.350          1.314             80,101

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2009      1.035          1.109          1,064,724
                                                       2008      1.096          1.035          1,133,497
                                                       2007      1.054          1.096          1,319,097
                                                       2006      1.019          1.054          1,180,513

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.795          0.998            586,936

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.739          0.729                 --
                                                       2008      1.261          0.739                 --
                                                       2007      1.289          1.261              1,889
                                                       2006      1.257          1.289              7,367

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.715          0.745                 --
                                                       2008      1.322          0.715            327,267
                                                       2007      1.298          1.322            360,815
                                                       2006      1.285          1.298            387,124

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.816          0.973          1,173,794
                                                       2008      1.365          0.816          1,247,125
                                                       2007      1.339          1.365          1,293,697
                                                       2006      1.309          1.339          1,345,430

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2009      0.902          1.237             84,323
                                                       2008      1.364          0.902             79,267

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.624          0.804            274,953
                                                       2008      1.069          0.624            115,264
                                                       2007      1.057          1.069             23,429
                                                       2006      1.002          1.057             23,184

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.902          1.065            287,644
                                                       2008      1.075          0.902            316,451
                                                       2007      1.040          1.075                 --
                                                       2006      1.001          1.040                 --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.825          1.000            413,902
                                                       2008      1.074          0.825            291,625
                                                       2007      1.046          1.074            112,150
                                                       2006      1.002          1.046            112,211

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.751          0.931          3,581,028
                                                       2008      1.075          0.751          2,952,280
                                                       2007      1.051          1.075          1,974,991
                                                       2006      1.002          1.051          1,053,982

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.683          0.864          1,651,481
                                                       2008      1.074          0.683          1,643,214
                                                       2007      1.056          1.074          2,045,451
                                                       2006      1.002          1.056          2,245,576

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.889          1.091            618,748

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      1.014          1.176          3,064,012
                                                       2008      1.332          1.014          3,692,479
                                                       2007      1.305          1.332          4,032,328
                                                       2006      1.225          1.305          4,489,293

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      1.069          1.265                 --
                                                       2008      1.461          1.069                 --
                                                       2007      1.385          1.461          1,305,982
                                                       2006      1.257          1.385          1,402,121

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.635          0.870          1,201,839
                                                       2008      1.091          0.635          1,465,288
                                                       2007      1.048          1.091          1,893,492
                                                       2006      0.996          1.048          2,167,759

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.647          0.907            505,914
                                                       2008      1.139          0.647            464,039
                                                       2007      1.066          1.139            498,844
                                                       2006      0.998          1.066            508,970

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.101          1.122                 --
                                                       2006      1.116          1.101          2,743,730
                                                       2005      1.116          1.116          2,482,513
                                                       2004      1.046          1.116            682,048
                                                       2003      1.000          1.046                 --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.176          1.213                 --
                                                       2008      1.145          1.176          6,768,225
                                                       2007      1.075          1.145          6,365,422
                                                       2006      1.057          1.075          6,685,769
                                                       2005      1.053          1.057          5,397,851
                                                       2004      1.025          1.053          2,012,954
                                                       2003      1.000          1.025            291,992

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2008      1.467          0.815                 --
                                                       2007      1.357          1.467                 --
                                                       2006      1.247          1.357                 --
                                                       2005      1.187          1.247                 --
                                                       2004      1.126          1.187                 --
                                                       2003      1.000          1.126                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.849          1.998                 --
                                                       2006      1.477          1.849              2,466
                                                       2005      1.344          1.477                 --
                                                       2004      1.180          1.344                 --
                                                       2003      1.000          1.180                 --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.842          1.965                 --
                                                       2006      1.603          1.842            310,361
                                                       2005      1.529          1.603            318,325
                                                       2004      1.236          1.529             68,486
                                                       2003      1.000          1.236                 --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.264          1.344                 --
                                                       2005      1.186          1.264            288,936
                                                       2004      1.137          1.186             20,138
                                                       2003      1.000          1.137                 --

  Travelers Equity Income Subaccount (11/99).........  2006      1.248          1.309                 --
                                                       2005      1.219          1.248          1,192,249
                                                       2004      1.133          1.219            419,271
                                                       2003      1.000          1.133             67,418

  Travelers Large Cap Subaccount (11/99).............  2006      1.249          1.285                 --
                                                       2005      1.172          1.249             59,735
                                                       2004      1.123          1.172             14,345
                                                       2003      1.000          1.123                 --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.074          1.141                 --
                                                       2005      1.000          1.074             18,361

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.028          1.030                 --
                                                       2005      1.000          1.028            205,689

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.043          1.079                 --
                                                       2005      1.000          1.043            800,694

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.062          1.106                 --
                                                       2005      1.000          1.062          1,057,781

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.035          1.053                 --
                                                       2005      1.000          1.035            176,250

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Income Subaccount (11/99)........  2006      1.030          1.019                 --
                                                       2005      1.037          1.030            981,703
                                                       2004      1.029          1.037            538,401
                                                       2003      1.000          1.029             46,219

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.358          1.440                 --
                                                       2005      1.237          1.358            158,776
                                                       2004      1.090          1.237             31,758
                                                       2003      1.000          1.090              1,812

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.278          1.350                 --
                                                       2005      1.265          1.278             86,054
                                                       2004      1.132          1.265                 --
                                                       2003      1.000          1.132                 --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.188          1.225                 --
                                                       2005      1.178          1.188          4,400,365
                                                       2004      1.079          1.178          2,095,541
                                                       2003      1.000          1.079            148,150

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.165          1.257                 --
                                                       2005      1.117          1.165          1,218,149
                                                       2004      1.000          1.117            238,156

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.410          1.617                 --
                                                       2005      1.314          1.410          1,223,044
                                                       2004      1.159          1.314            688,983
                                                       2003      1.000          1.159                788

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.274          1.350                 --
                                                       2005      1.227          1.274            171,747
                                                       2004      1.127          1.227             90,074
                                                       2003      1.000          1.127             13,260

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.059          1.113                 --
                                                       2005      1.000          1.059             37,255

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.191          1.201                 --
                                                       2005      1.173          1.191          1,102,036
                                                       2004      1.079          1.173            354,288
                                                       2003      1.000          1.079                 --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.206          1.256                 --
                                                       2005      1.206          1.206            329,452
                                                       2004      1.117          1.206            126,430
                                                       2003      1.000          1.117                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.133          1.302                 --
                                                       2005      1.000          1.133             36,529

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.266                 --
                                                       2005      1.000          1.105             31,332

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.213          1.257                 --
                                                       2005      1.149          1.213              7,209
                                                       2004      1.129          1.149                 --
                                                       2003      1.000          1.129                 --

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (11/99)............................................  2008      1.428          1.361                 --
                                                       2007      1.247          1.428            114,349
                                                       2006      1.237          1.247            117,674
                                                       2005      1.170          1.237             97,729
                                                       2004      1.116          1.170             32,274
                                                       2003      1.000          1.116                 --




                 VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.10%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.076          1.151               --
                                                       2006      1.000          1.076               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.191          1.249               --
                                                       2005      1.152          1.191               --
                                                       2004      1.112          1.152               --
                                                       2003      1.000          1.112               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.249          1.304               --
                                                       2005      1.220          1.249               --
                                                       2004      1.120          1.220               --
                                                       2003      1.000          1.120               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.304          1.269               --
                                                       2005      1.159          1.304               --
                                                       2004      1.093          1.159               --
                                                       2003      1.000          1.093               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.179          1.643          112,622
                                                       2008      1.955          1.179          117,613
                                                       2007      1.738          1.955          124,866
                                                       2006      1.474          1.738          137,037
                                                       2005      1.319          1.474          121,081
                                                       2004      1.187          1.319           52,556
                                                       2003      1.000          1.187            6,649

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.938          1.281          171,580
                                                       2008      1.710          0.938          177,913
                                                       2007      1.554          1.710          181,992
                                                       2006      1.440          1.554          232,157
                                                       2005      1.266          1.440          179,843
                                                       2004      1.149          1.266           55,079
                                                       2003      1.000          1.149            8,761

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      0.907          1.165          162,927
                                                       2008      1.490          0.907          170,099
                                                       2007      1.449          1.490          168,927
                                                       2006      1.284          1.449          238,306
                                                       2005      1.239          1.284          219,932
                                                       2004      1.147          1.239           98,609
                                                       2003      1.000          1.147            8,885

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.551          1.532               --
                                                       2005      1.340          1.551               --
                                                       2004      1.145          1.340               --
                                                       2003      1.000          1.145               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      1.543          2.004               --
                                                       2005      1.470          1.543               --
                                                       2004      1.143          1.470               --
                                                       2003      1.000          1.143               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.406               --
                                                       2005      1.201          1.295               --
                                                       2004      1.074          1.201               --
                                                       2003      1.000          1.074               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.293          1.438               --
                                                       2005      1.199          1.293           23,446
                                                       2004      1.067          1.199           23,446
                                                       2003      1.000          1.067               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2009      1.042          1.384           50,893
                                                       2008      1.854          1.042           49,780
                                                       2007      1.611          1.854           40,601
                                                       2006      1.474          1.611           50,182
                                                       2005      1.288          1.474           21,661
                                                       2004      1.141          1.288           19,053
                                                       2003      1.000          1.141            8,748

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2009      1.242          1.700           27,593
                                                       2008      2.101          1.242           26,698
                                                       2007      1.860          2.101           25,939
                                                       2006      1.690          1.860           25,324
                                                       2005      1.462          1.690           24,626
                                                       2004      1.198          1.462           21,134
                                                       2003      1.000          1.198               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2009      0.849          1.127           32,123
                                                       2008      1.232          0.849           32,130
                                                       2007      1.213          1.232           27,944
                                                       2006      1.048          1.213           27,944
                                                       2005      1.000          1.048            3,877

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2009      0.872          1.226            7,797
                                                       2008      1.548          0.872            7,810
                                                       2007      1.422          1.548            7,822
                                                       2006      1.336          1.422            7,831
                                                       2005      1.302          1.336            7,843
                                                       2004      1.192          1.302            7,433
                                                       2003      1.000          1.192            6,551

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.334          1.547               --
                                                       2005      1.232          1.334            3,067
                                                       2004      1.117          1.232               --
                                                       2003      1.000          1.117               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.044          2.764               --
                                                       2007      2.414          3.044           11,369
                                                       2006      1.924          2.414           17,311
                                                       2005      1.542          1.924           17,471
                                                       2004      1.263          1.542           10,047
                                                       2003      1.000          1.263               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      1.155          1.550           11,742
                                                       2008      1.979          1.155           13,367
                                                       2007      1.750          1.979           13,723
                                                       2006      1.472          1.750           25,787
                                                       2005      1.364          1.472           25,787
                                                       2004      1.175          1.364           10,532
                                                       2003      1.000          1.175               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.406          1.678               --
                                                       2005      1.319          1.406               --
                                                       2004      1.161          1.319               --
                                                       2003      1.000          1.161               --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2009      1.074          1.519            7,462
                                                       2008      1.954          1.074            8,495
                                                       2007      1.639          1.954            9,373
                                                       2006      1.478          1.639            9,373
                                                       2005      1.347          1.478            9,373
                                                       2004      1.142          1.347            4,813
                                                       2003      1.000          1.142               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.344          1.502               --
                                                       2005      1.320          1.344            4,952
                                                       2004      1.173          1.320              409
                                                       2003      1.000          1.173               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.269          1.349               --
                                                       2006      1.207          1.269            9,233
                                                       2005      1.160          1.207            8,498
                                                       2004      1.151          1.160               --
                                                       2003      1.000          1.151               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Global Equity Subaccount
  (10/02)............................................  2009      0.855          1.012           45,930
                                                       2008      1.488          0.855           45,978
                                                       2007      1.449          1.488           49,125
                                                       2006      1.284          1.449           51,122
                                                       2005      1.231          1.284           52,677
                                                       2004      1.140          1.231           55,062
                                                       2003      1.000          1.140            9,003

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2009      0.826          1.088           28,144
                                                       2008      1.415          0.826           30,922
                                                       2007      1.424          1.415           13,661
                                                       2006      1.337          1.424            5,291
                                                       2005      1.223          1.337            5,298
                                                       2004      1.136          1.223               --
                                                       2003      1.000          1.136               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2009      1.006          1.203           25,339
                                                       2008      1.453          1.006           12,520
                                                       2007      1.369          1.453           12,657
                                                       2006      1.218          1.369           12,768
                                                       2005      1.192          1.218            2,581
                                                       2004      1.119          1.192               --
                                                       2003      1.000          1.119               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.928          0.912               --
                                                       2008      1.343          0.928           14,076
                                                       2007      1.347          1.343           14,076

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2009      0.764          1.049           39,695
                                                       2008      1.348          0.764           39,774
                                                       2007      1.352          1.348           39,839
                                                       2006      1.215          1.352           39,896
                                                       2005      1.179          1.215           39,960
                                                       2004      1.129          1.179           12,072
                                                       2003      1.000          1.129           12,074

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2009      0.917          1.096               --
                                                       2008      1.312          0.917               --
                                                       2007      1.258          1.312               --
                                                       2006      1.090          1.258               --
                                                       2005      1.115          1.090               --
                                                       2004      1.101          1.115               --
                                                       2003      1.000          1.101               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2009      0.813          0.976          171,975
                                                       2008      1.276          0.813          173,775
                                                       2007      1.237          1.276          454,854
                                                       2006      1.143          1.237          465,512
                                                       2005      1.120          1.143          484,636
                                                       2004      1.089          1.120          357,916
                                                       2003      1.000          1.089          292,892

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (11/99).......................  2009      0.895          1.134           43,984
                                                       2008      1.441          0.895           45,520
                                                       2007      1.453          1.441           46,876
                                                       2006      1.271          1.453           41,018
                                                       2005      1.238          1.271           42,517
                                                       2004      1.169          1.238           14,741
                                                       2003      1.000          1.169               --

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)..................................  2009      0.960          1.171               --
                                                       2008      1.523          0.960               --
                                                       2007      1.498          1.523               --
                                                       2006      1.293          1.498               --
                                                       2005      1.240          1.293               --
                                                       2004      1.147          1.240               --
                                                       2003      1.000          1.147               --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.767          1.070            5,294
                                                       2008      1.250          0.767            5,703
                                                       2007      1.212          1.250            6,057
                                                       2006      1.183          1.212            6,346
                                                       2005      1.148          1.183           14,223
                                                       2004      1.169          1.148            7,565
                                                       2003      1.000          1.169               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2009      0.993          1.322           10,675
                                                       2008      1.567          0.993           11,468
                                                       2007      1.494          1.567           12,190
                                                       2006      1.328          1.494           19,832
                                                       2005      1.252          1.328           27,399
                                                       2004      1.158          1.252           14,069
                                                       2003      1.000          1.158               --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.989          1.382            4,075
                                                       2008      1.703          0.989            4,639
                                                       2007      1.581          1.703            9,176
                                                       2006      1.432          1.581            9,176
                                                       2005      1.394          1.432            9,176
                                                       2004      1.236          1.394            4,623
                                                       2003      1.000          1.236               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.882          0.858               --
                                                       2008      1.442          0.882           36,176
                                                       2007      1.403          1.442           36,176
                                                       2006      1.245          1.403           36,176
                                                       2005      1.219          1.245               --
                                                       2004      1.130          1.219               --
                                                       2003      1.000          1.130               --

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (11/99).................  2009      1.054          1.327               --
                                                       2008      1.902          1.054               --
                                                       2007      1.826          1.902               --
                                                       2006      1.482          1.826               --
                                                       2005      1.354          1.482               --
                                                       2004      1.173          1.354               --
                                                       2003      1.000          1.173               --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.308          1.327               --
                                                       2006      1.189          1.308           14,076
                                                       2005      1.173          1.189           14,076
                                                       2004      1.122          1.173               --
                                                       2003      1.000          1.122               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Money Market Subaccount (11/99).............  2009      1.045          1.026          107,809
                                                       2008      1.040          1.045          107,814
                                                       2007      1.013          1.040          107,819
                                                       2006      0.989          1.013            3,729
                                                       2005      0.982          0.989            3,734
                                                       2004      0.994          0.982               --
                                                       2003      1.000          0.994               --

  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.773          0.889           20,292
                                                       2008      1.002          0.773           20,296
                                                       2007      1.010          1.002           20,300
                                                       2006      0.990          1.010           24,696
                                                       2005      0.988          0.990           29,111
                                                       2004      0.997          0.988           26,017
                                                       2003      1.000          0.997               --

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2009      0.968          1.131               --
                                                       2008      1.144          0.968               --
                                                       2007      1.145          1.144               --
                                                       2006      1.110          1.145               --
                                                       2005      1.105          1.110               --
                                                       2004      1.057          1.105               --
                                                       2003      1.000          1.057               --

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2009      0.876          1.371            8,261
                                                       2008      1.277          0.876            8,497
                                                       2007      1.300          1.277            8,701
                                                       2006      1.197          1.300            8,867
                                                       2005      1.191          1.197            3,844
                                                       2004      1.101          1.191               --
                                                       2003      1.000          1.101               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.587          1.691               --
                                                       2006      1.436          1.587               --
                                                       2005      1.397          1.436            6,229
                                                       2004      1.234          1.397            6,233
                                                       2003      1.000          1.234               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.462          1.532               --
                                                       2006      1.264          1.462            6,735
                                                       2005      1.241          1.264            6,742
                                                       2004      1.170          1.241            6,750
                                                       2003      1.000          1.170            6,753

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/99)........  2007      1.501          1.575               --
                                                       2006      1.296          1.501               --
                                                       2005      1.242          1.296               --
                                                       2004      1.147          1.242               --
                                                       2003      1.000          1.147               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.461          1.515               --
                                                       2006      1.272          1.461           98,893
                                                       2005      1.258          1.272           92,498
                                                       2004      1.140          1.258           29,092
                                                       2003      1.000          1.140               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.635          1.799               --
                                                       2006      1.488          1.635           46,317
                                                       2005      1.404          1.488           39,524
                                                       2004      1.156          1.404            7,424
                                                       2003      1.000          1.156               --

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.518          1.589               --
                                                       2006      1.438          1.518               --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.971          1.134               --
                                                       2008      1.582          0.971               --
                                                       2007      1.576          1.582               --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.581          0.768               --
                                                       2008      1.014          0.581               --
                                                       2007      1.216          1.014               --
                                                       2006      1.003          1.216               --

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.954          1.206               --
                                                       2008      1.303          0.954               --
                                                       2007      1.344          1.303               --
                                                       2006      1.265          1.344               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      0.999          1.521               --
                                                       2008      1.722          0.999               --
                                                       2007      1.773          1.722               --
                                                       2006      1.615          1.773               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      1.138          1.596               --
                                                       2008      1.999          1.138               --
                                                       2007      1.565          1.999               --
                                                       2006      1.532          1.565               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.679          0.909               --
                                                       2008      1.123          0.679               --
                                                       2007      1.272          1.123               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.679          0.787           67,917
                                                       2008      1.089          0.679           67,941
                                                       2007      1.072          1.089           81,988
                                                       2006      1.001          1.072           12,689

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.631          0.782           64,009
                                                       2008      1.052          0.631           65,062
                                                       2007      1.068          1.052           90,378
                                                       2006      1.015          1.068           18,789

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.813          0.771               --
                                                       2008      1.448          0.813               --
                                                       2007      1.321          1.448               --
                                                       2006      1.342          1.321               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.844          1.109               --
                                                       2008      1.404          0.844               --
                                                       2007      1.287          1.404               --
                                                       2006      1.301          1.287               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.264          2.091            8,406
                                                       2008      2.768          1.264            9,378

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.172          1.510               --
                                                       2008      2.077          1.172               --
                                                       2007      1.984          2.077               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.085          1.257           22,137
                                                       2008      1.186          1.085           23,424
                                                       2007      1.124          1.186           24,961

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.213          1.347          103,257

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      0.977          1.185               --
                                                       2008      1.485          0.977               --
                                                       2007      1.445          1.485               --
                                                       2006      1.348          1.445               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.167          1.286               --
                                                       2006      1.113          1.167               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.130          1.473           10,348
                                                       2008      1.293          1.130           10,353
                                                       2007      1.239          1.293           10,731
                                                       2006      1.200          1.239           10,736

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.669          0.828           51,006
                                                       2008      0.974          0.669           51,956
                                                       2007      1.025          0.974           56,670
                                                       2006      1.003          1.025           41,024

  MIST Van Kampen Mid Cap Growth Subaccount (Class B)
  (4/08) *...........................................  2009      0.747          1.151               --
                                                       2008      1.351          0.747               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.822          1.201               --
                                                       2008      1.546          0.822               --
                                                       2007      1.312          1.546               --
                                                       2006      1.348          1.312               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2009      1.033          1.105            7,550
                                                       2008      1.094          1.033            7,557
                                                       2007      1.052          1.094            8,160
                                                       2006      1.017          1.052            8,164

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.792          0.995               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.737          0.727               --
                                                       2008      1.259          0.737               --
                                                       2007      1.287          1.259               --
                                                       2006      1.256          1.287               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.713          0.743               --
                                                       2008      1.319          0.713               --
                                                       2007      1.296          1.319               --
                                                       2006      1.283          1.296               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.814          0.970           26,542
                                                       2008      1.362          0.814           26,560
                                                       2007      1.337          1.362           29,123
                                                       2006      1.308          1.337           29,130

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2009      0.900          1.233               --
                                                       2008      1.361          0.900               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.623          0.802               --
                                                       2008      1.068          0.623               --
                                                       2007      1.057          1.068               --
                                                       2006      1.002          1.057               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.900          1.063               --
                                                       2008      1.074          0.900               --
                                                       2007      1.039          1.074               --
                                                       2006      1.001          1.039               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.824          0.998               --
                                                       2008      1.073          0.824               --
                                                       2007      1.046          1.073               --
                                                       2006      1.002          1.046               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.750          0.930               --
                                                       2008      1.074          0.750               --
                                                       2007      1.051          1.074               --
                                                       2006      1.002          1.051               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.682          0.862           17,203
                                                       2008      1.074          0.682           17,227
                                                       2007      1.056          1.074           17,248
                                                       2006      1.002          1.056           17,267

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.887          1.087           36,176

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      1.011          1.172           62,555
                                                       2008      1.329          1.011           63,793
                                                       2007      1.303          1.329           60,104
                                                       2006      1.223          1.303          125,530

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      1.063          1.258               --
                                                       2008      1.458          1.063               --
                                                       2007      1.384          1.458            2,560
                                                       2006      1.256          1.384            2,560

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.634          0.869               --
                                                       2008      1.090          0.634               --
                                                       2007      1.047          1.090               --
                                                       2006      0.996          1.047               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.647          0.906               --
                                                       2008      1.138          0.647               --
                                                       2007      1.065          1.138               --
                                                       2006      0.998          1.065               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.099          1.120               --
                                                       2006      1.115          1.099           41,396
                                                       2005      1.115          1.115           42,753
                                                       2004      1.046          1.115           16,047
                                                       2003      1.000          1.046               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.173          1.210               --
                                                       2008      1.143          1.173          103,283
                                                       2007      1.073          1.143           89,883
                                                       2006      1.056          1.073           89,261
                                                       2005      1.052          1.056           88,432
                                                       2004      1.024          1.052           25,853
                                                       2003      1.000          1.024               --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2008      1.463          0.813               --
                                                       2007      1.355          1.463               --
                                                       2006      1.246          1.355               --
                                                       2005      1.186          1.246               --
                                                       2004      1.126          1.186               --
                                                       2003      1.000          1.126               --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.845          1.995               --
                                                       2006      1.475          1.845               --
                                                       2005      1.343          1.475               --
                                                       2004      1.180          1.343               --
                                                       2003      1.000          1.180               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.839          1.961               --
                                                       2006      1.601          1.839            8,267
                                                       2005      1.528          1.601            8,267
                                                       2004      1.236          1.528            4,239
                                                       2003      1.000          1.236               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.262          1.342               --
                                                       2005      1.185          1.262               --
                                                       2004      1.136          1.185               --
                                                       2003      1.000          1.136               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.246          1.308               --
                                                       2005      1.218          1.246           27,363
                                                       2004      1.132          1.218            6,969
                                                       2003      1.000          1.132            6,972

  Travelers Large Cap Subaccount (11/99).............  2006      1.247          1.283               --
                                                       2005      1.172          1.247               --
                                                       2004      1.123          1.172               --
                                                       2003      1.000          1.123               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.074          1.140               --
                                                       2005      1.000          1.074               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.027          1.030               --
                                                       2005      1.000          1.027               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.043          1.078               --
                                                       2005      1.000          1.043               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.062          1.105               --
                                                       2005      1.000          1.062               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.034          1.053               --
                                                       2005      1.000          1.034               --

  Travelers Managed Income Subaccount (11/99)........  2006      1.029          1.017               --
                                                       2005      1.036          1.029            7,733
                                                       2004      1.029          1.036               --
                                                       2003      1.000          1.029               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.357          1.438               --
                                                       2005      1.236          1.357               --
                                                       2004      1.090          1.236               --
                                                       2003      1.000          1.090               --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.276          1.348               --
                                                       2005      1.264          1.276               --
                                                       2004      1.132          1.264               --
                                                       2003      1.000          1.132               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.187          1.223               --
                                                       2005      1.177          1.187          113,120
                                                       2004      1.078          1.177           41,109
                                                       2003      1.000          1.078               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.164          1.256               --
                                                       2005      1.117          1.164               --
                                                       2004      1.000          1.117               --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.408          1.615               --
                                                       2005      1.313          1.408               --
                                                       2004      1.158          1.313               --
                                                       2003      1.000          1.158               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.273          1.348               --
                                                       2005      1.226          1.273               --
                                                       2004      1.127          1.226               --
                                                       2003      1.000          1.127               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.059          1.113               --
                                                       2005      1.000          1.059               --

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.190          1.200               --
                                                       2005      1.172          1.190            5,460
                                                       2004      1.079          1.172              307
                                                       2003      1.000          1.079               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.204          1.254               --
                                                       2005      1.205          1.204               --
                                                       2004      1.116          1.205               --
                                                       2003      1.000          1.116               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.132          1.301               --
                                                       2005      1.000          1.132               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.265               --
                                                       2005      1.000          1.105               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.212          1.256               --
                                                       2005      1.148          1.212               --
                                                       2004      1.128          1.148               --
                                                       2003      1.000          1.128               --

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (11/99)............................................  2008      1.425          0.712               --
                                                       2007      1.244          1.425               --
                                                       2006      1.236          1.244               --
                                                       2005      1.169          1.236               --
                                                       2004      1.115          1.169               --
                                                       2003      1.000          1.115               --




               VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B)


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.076          1.149                --
                                                       2006      1.000          1.076             7,862

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.260          1.321                --
                                                       2005      1.219          1.260             5,955
                                                       2004      1.178          1.219             5,958
                                                       2003      0.963          1.178             5,962
                                                       2002      1.000          0.963                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.382          1.442                --
                                                       2005      1.351          1.382           124,740
                                                       2004      1.242          1.351            90,547
                                                       2003      0.960          1.242             8,543
                                                       2002      1.000          0.960                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.362          1.324                --
                                                       2005      1.212          1.362             8,136
                                                       2004      1.144          1.212             8,147
                                                       2003      0.948          1.144             8,158
                                                       2002      1.000          0.948                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.287          1.792           274,841
                                                       2008      2.136          1.287           311,801
                                                       2007      1.902          2.136           303,288
                                                       2006      1.614          1.902           304,714
                                                       2005      1.446          1.614           331,151
                                                       2004      1.303          1.446           244,082
                                                       2003      0.984          1.303            11,565
                                                       2002      1.000          0.984                --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.044          1.424           756,717
                                                       2008      1.905          1.044           769,586
                                                       2007      1.734          1.905           780,739
                                                       2006      1.608          1.734           822,900
                                                       2005      1.415          1.608           823,519
                                                       2004      1.285          1.415           619,614
                                                       2003      0.960          1.285           291,762
                                                       2002      1.000          0.960                --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      0.990          1.271           808,960
                                                       2008      1.629          0.990           974,095
                                                       2007      1.585          1.629         1,042,503
                                                       2006      1.406          1.585         1,087,505
                                                       2005      1.358          1.406         1,103,873
                                                       2004      1.258          1.358           996,065
                                                       2003      0.971          1.258           704,556
                                                       2002      1.000          0.971                --

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.600          1.580                --
                                                       2005      1.384          1.600             5,253
                                                       2004      1.183          1.384             5,256
                                                       2003      0.968          1.183             5,056
                                                       2002      1.000          0.968                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      1.776          2.304                --
                                                       2005      1.694          1.776            47,056
                                                       2004      1.318          1.694            47,056
                                                       2003      1.005          1.318            45,031
                                                       2002      1.000          1.005                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.293          1.403                --
                                                       2005      1.199          1.293                --
                                                       2004      1.073          1.199                --
                                                       2003      1.000          1.073                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.290          1.435                --
                                                       2005      1.197          1.290            21,062
                                                       2004      1.067          1.197                --
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2009      1.131          1.501           186,243
                                                       2008      2.015          1.131           200,500
                                                       2007      1.753          2.015           190,710
                                                       2006      1.606          1.753           189,094
                                                       2005      1.405          1.606           189,860
                                                       2004      1.245          1.405           162,013
                                                       2003      0.991          1.245            55,188
                                                       2002      1.000          0.991                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2009      1.376          1.881            86,856
                                                       2008      2.330          1.376            79,036
                                                       2007      2.065          2.330            97,311
                                                       2006      1.878          2.065           105,519
                                                       2005      1.626          1.878            95,492
                                                       2004      1.334          1.626            47,123
                                                       2003      0.986          1.334                --
                                                       2002      1.000          0.986                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2009      0.846          1.122           205,798
                                                       2008      1.229          0.846           232,450
                                                       2007      1.211          1.229           281,444
                                                       2006      1.047          1.211            76,712
                                                       2005      1.000          1.047                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2009      0.946          1.329            36,512
                                                       2008      1.682          0.946            40,308
                                                       2007      1.546          1.682            63,398
                                                       2006      1.454          1.546            77,823
                                                       2005      1.418          1.454            85,885
                                                       2004      1.300          1.418            79,450
                                                       2003      0.969          1.300            29,124
                                                       2002      1.000          0.969                --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.450          1.680                --
                                                       2005      1.341          1.450           315,122
                                                       2004      1.217          1.341           292,095
                                                       2003      0.994          1.217           223,043
                                                       2002      1.000          0.994                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.458          3.140                --
                                                       2007      2.745          3.458            90,456
                                                       2006      2.190          2.745           114,480
                                                       2005      1.757          2.190           104,800
                                                       2004      1.440          1.757            56,834
                                                       2003      1.000          1.440            30,640

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      1.251          1.676           111,002
                                                       2008      2.144          1.251           113,039
                                                       2007      1.899          2.144           146,322
                                                       2006      1.598          1.899           156,811
                                                       2005      1.483          1.598           151,260
                                                       2004      1.279          1.483            68,412
                                                       2003      0.989          1.279            19,323
                                                       2002      1.000          0.989                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.526          1.818                --
                                                       2005      1.433          1.526            83,262
                                                       2004      1.262          1.433            65,648
                                                       2003      0.976          1.262            36,044
                                                       2002      1.000          0.976                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2009      1.213          1.714            26,776
                                                       2008      2.209          1.213            41,422
                                                       2007      1.855          2.209            44,966
                                                       2006      1.674          1.855            46,005
                                                       2005      1.527          1.674            54,680
                                                       2004      1.296          1.527            42,139
                                                       2003      0.983          1.296            18,539
                                                       2002      1.000          0.983                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.519          1.696                --
                                                       2005      1.493          1.519            28,004
                                                       2004      1.329          1.493            23,228
                                                       2003      1.000          1.329             4,528

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.386          1.472                --
                                                       2006      1.320          1.386                --
                                                       2005      1.269          1.320            20,272
                                                       2004      1.261          1.269                --
                                                       2003      0.960          1.261                --
                                                       2002      1.000          0.960                --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Global Equity Subaccount
  (10/02)............................................  2009      0.924          1.093           618,938
                                                       2008      1.610          0.924           911,144
                                                       2007      1.569          1.610           944,938
                                                       2006      1.392          1.569           984,413
                                                       2005      1.336          1.392           752,594
                                                       2004      1.239          1.336           306,248
                                                       2003      0.962          1.239                --
                                                       2002      1.000          0.962                --

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2009      0.905          1.192           278,114
                                                       2008      1.553          0.905           289,925
                                                       2007      1.564          1.553           325,756
                                                       2006      1.470          1.564           375,378
                                                       2005      1.346          1.470           386,740
                                                       2004      1.251          1.346           354,066
                                                       2003      0.951          1.251           177,260
                                                       2002      1.000          0.951                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2009      1.064          1.271           238,607
                                                       2008      1.539          1.064           251,912
                                                       2007      1.451          1.539           245,837
                                                       2006      1.292          1.451           160,043
                                                       2005      1.267          1.292           169,407
                                                       2004      1.190          1.267           156,840
                                                       2003      0.977          1.190           108,325
                                                       2002      1.000          0.977                --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.998          0.980                --
                                                       2008      1.447          0.998            69,748
                                                       2007      1.451          1.447            69,797

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2009      0.839          1.151           618,045
                                                       2008      1.482          0.839           690,599
                                                       2007      1.488          1.482           811,458
                                                       2006      1.339          1.488           837,538
                                                       2005      1.300          1.339         1,043,177
                                                       2004      1.246          1.300         1,158,251
                                                       2003      0.969          1.246           559,967
                                                       2002      1.000          0.969                --

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2009      0.964          1.151            12,630
                                                       2008      1.380          0.964            40,682
                                                       2007      1.325          1.380            50,761
                                                       2006      1.149          1.325            70,704
                                                       2005      1.176          1.149            70,512
                                                       2004      1.163          1.176            33,698
                                                       2003      0.963          1.163             6,109
                                                       2002      1.000          0.963                --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2009      0.867          1.041         1,159,041
                                                       2008      1.363          0.867         1,167,103
                                                       2007      1.323          1.363         1,312,042
                                                       2006      1.224          1.323         1,645,906
                                                       2005      1.200          1.224         1,653,764
                                                       2004      1.168          1.200         1,588,805
                                                       2003      0.979          1.168         1,023,428
                                                       2002      1.000          0.979                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (11/99).......................  2009      0.998          1.263           309,144
                                                       2008      1.609          0.998           355,136
                                                       2007      1.624          1.609           383,497
                                                       2006      1.421          1.624           237,019
                                                       2005      1.386          1.421           273,709
                                                       2004      1.310          1.386           284,730
                                                       2003      0.966          1.310           109,298
                                                       2002      1.000          0.966                --

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)..................................  2009      1.034          1.259            17,473
                                                       2008      1.642          1.034            17,493
                                                       2007      1.615          1.642            28,456
                                                       2006      1.396          1.615             5,940
                                                       2005      1.340          1.396             5,943
                                                       2004      1.241          1.340             5,946
                                                       2003      0.958          1.241                --
                                                       2002      1.000          0.958                --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.892          1.243            88,519
                                                       2008      1.455          0.892           117,723
                                                       2007      1.412          1.455           167,559
                                                       2006      1.380          1.412           179,366
                                                       2005      1.341          1.380           209,916
                                                       2004      1.366          1.341           221,691
                                                       2003      0.946          1.366           106,645
                                                       2002      1.000          0.946                --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2009      1.058          1.407            12,322
                                                       2008      1.670          1.058            25,731
                                                       2007      1.594          1.670            37,018
                                                       2006      1.419          1.594            45,675
                                                       2005      1.339          1.419            68,673
                                                       2004      1.240          1.339            68,689
                                                       2003      0.977          1.240            27,736
                                                       2002      1.000          0.977                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2009      1.124          1.570            54,189
                                                       2008      1.938          1.124            63,710
                                                       2007      1.801          1.938            73,969
                                                       2006      1.632          1.801            49,057
                                                       2005      1.591          1.632            62,378
                                                       2004      1.412          1.591            75,282
                                                       2003      0.970          1.412            51,166
                                                       2002      1.000          0.970                --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.939          0.912                --
                                                       2008      1.536          0.939            15,168
                                                       2007      1.496          1.536            16,213
                                                       2006      1.329          1.496            29,531
                                                       2005      1.303          1.329            65,689
                                                       2004      1.208          1.303            31,447
                                                       2003      0.967          1.208            14,964
                                                       2002      1.000          0.967                --

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (11/99).................  2009      1.098          1.381             2,276
                                                       2008      1.983          1.098             2,276
                                                       2007      1.907          1.983             1,894
                                                       2006      1.549          1.907             2,008
                                                       2005      1.417          1.549             2,008
                                                       2004      1.229          1.417             2,008
                                                       2003      0.986          1.229                --
                                                       2002      1.000          0.986                --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.410          1.429                --
                                                       2006      1.284          1.410            80,583
                                                       2005      1.267          1.284            80,634
                                                       2004      1.213          1.267            80,200
                                                       2003      0.961          1.213                --
                                                       2002      1.000          0.961                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Money Market Subaccount (11/99).............  2009      1.030          1.010           215,121
                                                       2008      1.026          1.030           558,620
                                                       2007      1.000          1.026           280,399
                                                       2006      0.977          1.000           300,741
                                                       2005      0.971          0.977            77,966
                                                       2004      0.984          0.971            35,476
                                                       2003      0.999          0.984            17,168
                                                       2002      1.000          0.999                --

  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.769          0.884            35,956
                                                       2008      0.998          0.769            45,268
                                                       2007      1.006          0.998            47,121
                                                       2006      0.988          1.006            82,653
                                                       2005      0.987          0.988           126,337
                                                       2004      0.997          0.987            77,826
                                                       2003      1.000          0.997            32,192

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2009      1.005          1.174            35,202
                                                       2008      1.190          1.005            36,891
                                                       2007      1.193          1.190            37,384
                                                       2006      1.157          1.193            40,392
                                                       2005      1.153          1.157           201,480
                                                       2004      1.104          1.153           199,486
                                                       2003      1.010          1.104           172,464
                                                       2002      1.000          1.010                --

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2009      0.994          1.555           379,467
                                                       2008      1.452          0.994           374,286
                                                       2007      1.479          1.452           585,793
                                                       2006      1.363          1.479           590,850
                                                       2005      1.358          1.363           626,720
                                                       2004      1.256          1.358           550,689
                                                       2003      1.007          1.256           282,296
                                                       2002      1.000          1.007                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.735          1.848                --
                                                       2006      1.571          1.735            35,833
                                                       2005      1.531          1.571            88,211
                                                       2004      1.353          1.531            74,353
                                                       2003      0.974          1.353            18,794
                                                       2002      1.000          0.974                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.627          1.704                --
                                                       2006      1.408          1.627           171,439
                                                       2005      1.383          1.408           184,824
                                                       2004      1.305          1.383           185,914
                                                       2003      0.960          1.305           145,744
                                                       2002      1.000          0.960                --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/99)........  2007      1.578          1.655                --
                                                       2006      1.364          1.578            23,866
                                                       2005      1.309          1.364            23,886
                                                       2004      1.210          1.309            23,907
                                                       2003      0.969          1.210            23,931
                                                       2002      1.000          0.969                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.581          1.640                --
                                                       2006      1.378          1.581           151,441
                                                       2005      1.364          1.378           165,498
                                                       2004      1.238          1.364            99,972
                                                       2003      1.000          1.238            60,061

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.767          1.944                --
                                                       2006      1.610          1.767           147,747
                                                       2005      1.520          1.610           165,932
                                                       2004      1.253          1.520            67,744
                                                       2003      1.000          1.253            25,857

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.602          1.676                --
                                                       2006      1.519          1.602           134,128

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      1.023          1.193           147,468
                                                       2008      1.668          1.023           139,391
                                                       2007      1.662          1.668           126,496

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.579          0.765            31,442
                                                       2008      1.013          0.579            48,195
                                                       2007      1.215          1.013            63,472
                                                       2006      1.003          1.215            82,139

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.951          1.201                --
                                                       2008      1.300          0.951                --
                                                       2007      1.342          1.300                --
                                                       2006      1.264          1.342                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      1.081          1.644            94,460
                                                       2008      1.865          1.081            59,331
                                                       2007      1.922          1.865            58,425
                                                       2006      1.752          1.922            72,912

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      1.171          1.640            22,182
                                                       2008      2.059          1.171            12,970
                                                       2007      1.613          2.059            16,253
                                                       2006      1.580          1.613             5,443

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.676          0.905             2,774
                                                       2008      1.120          0.676            16,021
                                                       2007      1.269          1.120            14,166

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.677          0.784           683,746
                                                       2008      1.087          0.677           734,684
                                                       2007      1.072          1.087           656,439
                                                       2006      1.001          1.072           534,829

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.629          0.779           188,702
                                                       2008      1.051          0.629           214,151
                                                       2007      1.068          1.051           254,416
                                                       2006      1.015          1.068             4,159

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.870          0.826                --
                                                       2008      1.551          0.870            73,365
                                                       2007      1.417          1.551            77,196
                                                       2006      1.440          1.417            80,378

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.841          1.104                --
                                                       2008      1.400          0.841                --
                                                       2007      1.285          1.400                --
                                                       2006      1.300          1.285                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.434          2.371            77,330
                                                       2008      3.144          1.434            64,917

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.235          1.590                --
                                                       2008      2.191          1.235                --
                                                       2007      2.094          2.191             8,699

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.076          1.246           135,430
                                                       2008      1.178          1.076           147,266
                                                       2007      1.117          1.178           189,644

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.224          1.359           668,990

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      1.044          1.265            30,441
                                                       2008      1.589          1.044             6,940
                                                       2007      1.547          1.589             5,074
                                                       2006      1.445          1.547             5,084

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.165          1.284                --
                                                       2006      1.112          1.165                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.229          1.600            50,687
                                                       2008      1.408          1.229            50,687
                                                       2007      1.350          1.408            33,826
                                                       2006      1.308          1.350             8,500

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.667          0.825           136,181
                                                       2008      0.972          0.667           190,705
                                                       2007      1.025          0.972           208,915
                                                       2006      1.003          1.025            84,786

  MIST Van Kampen Mid Cap Growth Subaccount (Class B)
  (4/08) *...........................................  2009      0.817          1.257                --
                                                       2008      1.478          0.817                --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.943          1.377            40,342
                                                       2008      1.777          0.943            44,812
                                                       2007      1.509          1.777            47,451
                                                       2006      1.552          1.509            49,974

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2009      1.074          1.148           123,737
                                                       2008      1.139          1.074           117,872
                                                       2007      1.097          1.139           105,202
                                                       2006      1.061          1.097           114,682

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.848          1.064           173,825

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.771          0.761                --
                                                       2008      1.319          0.771                --
                                                       2007      1.349          1.319             6,394
                                                       2006      1.318          1.349                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.744          0.775                --
                                                       2008      1.379          0.744           114,994
                                                       2007      1.356          1.379           116,556
                                                       2006      1.343          1.356           119,729

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.879          1.047            68,435
                                                       2008      1.474          0.879            72,634
                                                       2007      1.447          1.474           107,201
                                                       2006      1.417          1.447           119,110

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2009      0.959          1.314             8,986
                                                       2008      1.452          0.959            10,314

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.621          0.799                --
                                                       2008      1.067          0.621                --
                                                       2007      1.056          1.067                --
                                                       2006      1.002          1.056                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.898          1.059                --
                                                       2008      1.072          0.898                --
                                                       2007      1.038          1.072                --
                                                       2006      1.001          1.038                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.822          0.994            73,684
                                                       2008      1.071          0.822            75,677
                                                       2007      1.045          1.071            43,320
                                                       2006      1.002          1.045                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.748          0.926           327,227
                                                       2008      1.072          0.748             6,664
                                                       2007      1.050          1.072                --
                                                       2006      1.002          1.050                --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.680          0.859                --
                                                       2008      1.072          0.680                --
                                                       2007      1.055          1.072            32,231
                                                       2006      1.002          1.055                --

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.943          1.156            10,588

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      1.048          1.214           299,738
                                                       2008      1.379          1.048           319,570
                                                       2007      1.354          1.379           348,319
                                                       2006      1.271          1.354           364,487

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      1.052          1.244                --
                                                       2008      1.453          1.052                --
                                                       2007      1.380          1.453            31,954
                                                       2006      1.254          1.380            10,775

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.633          0.865            85,127
                                                       2008      1.088          0.633           110,071
                                                       2007      1.047          1.088           133,447
                                                       2006      0.996          1.047           139,807

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.645          0.902            18,823
                                                       2008      1.136          0.645            20,571
                                                       2007      1.064          1.136            10,994
                                                       2006      0.998          1.064            11,006

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.092          1.112                --
                                                       2006      1.109          1.092           299,745
                                                       2005      1.110          1.109           430,006
                                                       2004      1.042          1.110           406,388
                                                       2003      1.000          1.042            82,523

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.184          1.221                --
                                                       2008      1.155          1.184           553,011
                                                       2007      1.086          1.155           526,678
                                                       2006      1.069          1.086           638,934
                                                       2005      1.067          1.069           654,436
                                                       2004      1.040          1.067           578,324
                                                       2003      1.012          1.040           514,636
                                                       2002      1.000          1.012                --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2008      1.602          0.888                --
                                                       2007      1.484          1.602                --
                                                       2006      1.366          1.484             3,627
                                                       2005      1.302          1.366             4,172
                                                       2004      1.237          1.302             4,172
                                                       2003      0.958          1.237             9,165
                                                       2002      1.000          0.958                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.949          2.106                --
                                                       2006      1.560          1.949             2,316
                                                       2005      1.421          1.560                --
                                                       2004      1.250          1.421             2,038
                                                       2003      0.994          1.250             2,129
                                                       2002      1.000          0.994                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.121          2.261                --
                                                       2006      1.848          2.121            56,570
                                                       2005      1.765          1.848            55,526
                                                       2004      1.430          1.765            25,183
                                                       2003      0.977          1.430            17,788
                                                       2002      1.000          0.977                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.355          1.440                --
                                                       2005      1.274          1.355            96,363
                                                       2004      1.223          1.274            94,278
                                                       2003      0.967          1.223            55,722
                                                       2002      1.000          0.967                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.351          1.417                --
                                                       2005      1.322          1.351           119,906
                                                       2004      1.230          1.322            51,434
                                                       2003      0.958          1.230            35,368
                                                       2002      1.000          0.958                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.306          1.343                --
                                                       2005      1.228          1.306             8,717
                                                       2004      1.179          1.228             5,234
                                                       2003      0.966          1.179             5,013
                                                       2002      1.000          0.966                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.074          1.139                --
                                                       2005      1.000          1.074                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.027          1.029                --
                                                       2005      1.000          1.027                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.042          1.077                --
                                                       2005      1.000          1.042                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.061          1.104                --
                                                       2005      1.000          1.061                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.034          1.052                --
                                                       2005      1.000          1.034                --

  Travelers Managed Income Subaccount (11/99)........  2006      1.073          1.061                --
                                                       2005      1.082          1.073           297,459
                                                       2004      1.076          1.082           298,213
                                                       2003      1.014          1.076           271,630
                                                       2002      1.000          1.014                --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.433          1.519                --
                                                       2005      1.308          1.433           150,031
                                                       2004      1.153          1.308           152,236
                                                       2003      0.973          1.153           116,827
                                                       2002      1.000          0.973                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.469          1.552                --
                                                       2005      1.457          1.469            52,606
                                                       2004      1.306          1.457                --
                                                       2003      0.974          1.306                --
                                                       2002      1.000          0.974                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.234          1.271                --
                                                       2005      1.225          1.234           381,492
                                                       2004      1.124          1.225           348,726
                                                       2003      0.986          1.124           116,554
                                                       2002      1.000          0.986                --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.163          1.254                --
                                                       2005      1.116          1.163             6,545
                                                       2004      1.000          1.116                --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.528          1.752                --
                                                       2005      1.426          1.528            72,663
                                                       2004      1.259          1.426            71,995
                                                       2003      1.001          1.259             3,059
                                                       2002      1.000          1.001                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.364          1.445                --
                                                       2005      1.316          1.364            28,836
                                                       2004      1.210          1.316            28,853
                                                       2003      1.000          1.210             1,879

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.058          1.112                --
                                                       2005      1.000          1.058                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.298          1.308                --
                                                       2005      1.280          1.298             8,500
                                                       2004      1.179          1.280             3,608
                                                       2003      1.008          1.179                --
                                                       2002      1.000          1.008                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.353          1.409                --
                                                       2005      1.355          1.353           108,946
                                                       2004      1.257          1.355           108,950
                                                       2003      0.969          1.257             4,218
                                                       2002      1.000          0.969                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.132          1.300                --
                                                       2005      1.000          1.132                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.104          1.264                --
                                                       2005      1.000          1.104                --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.272          1.318                --
                                                       2005      1.206          1.272                --
                                                       2004      1.187          1.206                --
                                                       2003      0.966          1.187                --
                                                       2002      1.000          0.966                --

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (11/99)............................................  2008      1.521          0.759                --
                                                       2007      1.330          1.521            23,206
                                                       2006      1.321          1.330            24,855
                                                       2005      1.251          1.321            25,581
                                                       2004      1.195          1.251            28,191
                                                       2003      0.959          1.195            27,256
                                                       2002      1.000          0.959                --




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2009.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2009 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM VI Premier Equity Fund merged into AIM Variable Insurance Fund-AIM VI Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund, Inc.-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Multiple Discipline Portfolio -- Large Cap Growth and Value merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio -- Class II was exchanged for Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio -- Class I and is no longer available as a funding option.

           CONDENSED FINANCIAL INFORMATION -- VINTAGE XTRA (SERIES II)

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

           VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 1.65%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.263          1.320                --
                                                       2005      1.227          1.263            99,735
                                                       2004      1.122          1.227            56,579
                                                       2003      1.000          1.122                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.318          1.288                --
                                                       2005      1.167          1.318           140,844
                                                       2004      1.095          1.167           127,017
                                                       2003      1.000          1.095                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.208          1.691         1,409,950
                                                       2008      1.994          1.208         1,248,749
                                                       2007      1.765          1.994         1,703,408
                                                       2006      1.490          1.765         1,377,710
                                                       2005      1.328          1.490         1,269,425
                                                       2004      1.189          1.328           495,221
                                                       2003      1.000          1.189            87,416

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.961          1.318         3,819,658
                                                       2008      1.744          0.961         4,060,006
                                                       2007      1.578          1.744         4,041,394
                                                       2006      1.456          1.578         4,108,110
                                                       2005      1.274          1.456         3,641,370
                                                       2004      1.151          1.274         1,520,042
                                                       2003      1.000          1.151           272,019

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      0.929          1.199         2,668,778
                                                       2008      1.520          0.929         2,751,588
                                                       2007      1.471          1.520         3,597,597
                                                       2006      1.298          1.471         3,758,451
                                                       2005      1.247          1.298         3,880,808
                                                       2004      1.149          1.247         1,935,896
                                                       2003      1.000          1.149           139,194

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.567          1.551                --
                                                       2005      1.348          1.567            25,906
                                                       2004      1.147          1.348                --
                                                       2003      1.000          1.147                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      1.560          2.035                --
                                                       2005      1.480          1.560            90,922
                                                       2004      1.145          1.480                --
                                                       2003      1.000          1.145                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.308          1.422                --
                                                       2005      1.207          1.308                --
                                                       2004      1.074          1.207                --
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.305          1.454                --
                                                       2005      1.205          1.305           127,439
                                                       2004      1.067          1.205                --
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2009      1.067          1.424         1,445,465
                                                       2008      1.891          1.067         1,483,555
                                                       2007      1.636          1.891         1,644,595
                                                       2006      1.490          1.636         1,601,350
                                                       2005      1.297          1.490         1,104,068
                                                       2004      1.143          1.297           560,534
                                                       2003      1.000          1.143            25,783

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2009      1.273          1.749           740,425
                                                       2008      2.142          1.273           796,222
                                                       2007      1.889          2.142           974,757
                                                       2006      1.708          1.889         1,016,017
                                                       2005      1.471          1.708           857,743
                                                       2004      1.200          1.471           500,124
                                                       2003      1.000          1.200            47,679

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2009      0.863          1.151           371,430
                                                       2008      1.247          0.863           385,936
                                                       2007      1.222          1.247           495,737
                                                       2006      1.051          1.222           339,949
                                                       2005      1.000          1.051           171,706

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2009      0.893          1.261           127,078
                                                       2008      1.579          0.893           110,348
                                                       2007      1.443          1.579           107,259
                                                       2006      1.350          1.443           121,882
                                                       2005      1.310          1.350           133,139
                                                       2004      1.194          1.310            86,227
                                                       2003      1.000          1.194             8,288

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.348          1.570                --
                                                       2005      1.240          1.348           361,804
                                                       2004      1.119          1.240           152,096
                                                       2003      1.000          1.119            17,411

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.104          2.824                --
                                                       2007      2.451          3.104           342,033
                                                       2006      1.945          2.451           275,185
                                                       2005      1.552          1.945           241,567
                                                       2004      1.265          1.552           118,374
                                                       2003      1.000          1.265             7,153

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      1.184          1.595         1,283,412
                                                       2008      2.018          1.184         1,368,294
                                                       2007      1.777          2.018         1,464,184
                                                       2006      1.488          1.777         1,458,896
                                                       2005      1.373          1.488         1,246,441
                                                       2004      1.177          1.373           354,332
                                                       2003      1.000          1.177             6,581

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.421          1.703                --
                                                       2005      1.327          1.421           252,895
                                                       2004      1.163          1.327            14,468
                                                       2003      1.000          1.163                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2009      1.101          1.564            66,501
                                                       2008      1.993          1.101           117,591
                                                       2007      1.665          1.993           132,432
                                                       2006      1.493          1.665           139,678
                                                       2005      1.355          1.493            94,434
                                                       2004      1.144          1.355            19,332
                                                       2003      1.000          1.144                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.358          1.524                --
                                                       2005      1.328          1.358           269,569
                                                       2004      1.175          1.328           174,910
                                                       2003      1.000          1.175                --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.288          1.371                --
                                                       2006      1.220          1.288             6,475
                                                       2005      1.167          1.220             6,478
                                                       2004      1.153          1.167             6,481
                                                       2003      1.000          1.153                --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Global Equity Subaccount
  (10/02)............................................  2009      0.876          1.041           848,076
                                                       2008      1.518          0.876           859,631
                                                       2007      1.471          1.518           980,676
                                                       2006      1.298          1.471         1,047,243
                                                       2005      1.238          1.298         1,556,352
                                                       2004      1.142          1.238           440,074
                                                       2003      1.000          1.142                --

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2009      0.846          1.120           902,851
                                                       2008      1.444          0.846         1,116,912
                                                       2007      1.446          1.444         1,292,103
                                                       2006      1.351          1.446         1,322,025
                                                       2005      1.230          1.351         1,091,300
                                                       2004      1.138          1.230           687,843
                                                       2003      1.000          1.138            28,239

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2009      1.031          1.238         1,074,189
                                                       2008      1.482          1.031           710,344
                                                       2007      1.390          1.482           733,320
                                                       2006      1.231          1.390           815,133
                                                       2005      1.200          1.231           843,960
                                                       2004      1.121          1.200           270,079
                                                       2003      1.000          1.121            16,469

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.951          0.936                --
                                                       2008      1.370          0.951           458,723
                                                       2007      1.373          1.370           550,690

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2009      0.782          1.079         1,341,088
                                                       2008      1.375          0.782         1,782,421
                                                       2007      1.372          1.375         2,305,391
                                                       2006      1.228          1.372         2,626,764
                                                       2005      1.186          1.228         2,889,583
                                                       2004      1.131          1.186         2,434,265
                                                       2003      1.000          1.131           326,932

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2009      0.940          1.128            87,732
                                                       2008      1.338          0.940            87,731
                                                       2007      1.278          1.338           105,994
                                                       2006      1.101          1.278           102,134
                                                       2005      1.122          1.101           101,640
                                                       2004      1.103          1.122            17,221
                                                       2003      1.000          1.103             9,413

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2009      0.833          1.004         1,296,828
                                                       2008      1.301          0.833         1,531,191
                                                       2007      1.256          1.301         1,607,142
                                                       2006      1.155          1.256         1,641,344
                                                       2005      1.127          1.155         1,441,797
                                                       2004      1.091          1.127           937,477
                                                       2003      1.000          1.091           100,086

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (11/99).......................  2009      0.917          1.167           313,598
                                                       2008      1.470          0.917           501,554
                                                       2007      1.476          1.470           615,753
                                                       2006      1.284          1.476           650,194
                                                       2005      1.246          1.284           710,938
                                                       2004      1.171          1.246           314,017
                                                       2003      1.000          1.171            32,521

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)..................................  2009      0.984          1.205           199,006
                                                       2008      1.554          0.984           211,895
                                                       2007      1.520          1.554           216,953
                                                       2006      1.307          1.520           218,192
                                                       2005      1.247          1.307           154,459
                                                       2004      1.149          1.247            64,967
                                                       2003      1.000          1.149             4,620

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.786          1.101           307,766
                                                       2008      1.274          0.786           361,446
                                                       2007      1.231          1.274           420,430
                                                       2006      1.196          1.231           466,575
                                                       2005      1.156          1.196           513,062
                                                       2004      1.171          1.156           155,722
                                                       2003      1.000          1.171             8,693

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2009      1.017          1.361            74,699
                                                       2008      1.598          1.017            93,877
                                                       2007      1.516          1.598           110,506
                                                       2006      1.343          1.516           116,879
                                                       2005      1.260          1.343           344,308
                                                       2004      1.160          1.260            89,067
                                                       2003      1.000          1.160            14,481

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2009      1.013          1.422           253,693
                                                       2008      1.737          1.013           254,100
                                                       2007      1.605          1.737           271,036
                                                       2006      1.447          1.605           265,095
                                                       2005      1.402          1.447           331,202
                                                       2004      1.239          1.402           110,502
                                                       2003      1.000          1.239            23,027

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.904          0.880                --
                                                       2008      1.470          0.904           401,442
                                                       2007      1.425          1.470           407,954
                                                       2006      1.258          1.425           491,224
                                                       2005      1.227          1.258           669,441
                                                       2004      1.132          1.227           184,495
                                                       2003      1.000          1.132            21,366

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.328          1.352                --
                                                       2006      1.202          1.328           552,405
                                                       2005      1.180          1.202           526,700
                                                       2004      1.124          1.180           169,923
                                                       2003      1.000          1.124             7,079

Legg Mason Partners Variable Income Trust
  LMPVIT Money Market Subaccount (11/99).............  2009      1.071          1.056         1,549,316
                                                       2008      1.061          1.071         2,238,181
                                                       2007      1.028          1.061         1,067,037
                                                       2006      0.999          1.028           797,659
                                                       2005      0.988          0.999           528,735
                                                       2004      0.996          0.988           104,177
                                                       2003      1.000          0.996           223,063

  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.792          0.915           172,545
                                                       2008      1.021          0.792           173,637
                                                       2007      1.025          1.021           175,761
                                                       2006      1.001          1.025           205,715
                                                       2005      0.994          1.001           206,704
                                                       2004      0.999          0.994           147,288
                                                       2003      1.000          0.999                --

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2009      0.991          1.164           184,542
                                                       2008      1.167          0.991           179,877
                                                       2007      1.163          1.167           234,427
                                                       2006      1.122          1.163           236,096
                                                       2005      1.112          1.122           287,885
                                                       2004      1.059          1.112           209,214
                                                       2003      1.000          1.059             7,471

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2009      0.897          1.411           648,949
                                                       2008      1.303          0.897           677,875
                                                       2007      1.320          1.303           803,955
                                                       2006      1.210          1.320           858,454
                                                       2005      1.198          1.210           884,216
                                                       2004      1.103          1.198           595,140
                                                       2003      1.000          1.103            38,218

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.611          1.719                --
                                                       2006      1.451          1.611           133,158
                                                       2005      1.406          1.451           140,085
                                                       2004      1.237          1.406            81,723
                                                       2003      1.000          1.237                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.485          1.557                --
                                                       2006      1.278          1.485           117,900
                                                       2005      1.248          1.278           118,349
                                                       2004      1.172          1.248           118,828
                                                       2003      1.000          1.172                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.483          1.541                --
                                                       2006      1.286          1.483           404,874
                                                       2005      1.266          1.286           359,892
                                                       2004      1.142          1.266           177,217
                                                       2003      1.000          1.142                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.660          1.830                --
                                                       2006      1.504          1.660           675,252
                                                       2005      1.413          1.504           656,322
                                                       2004      1.158          1.413           316,079
                                                       2003      1.000          1.158             5,067

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.541          1.616                --
                                                       2006      1.456          1.541           104,440

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.995          1.167           117,215
                                                       2008      1.614          0.995           115,104
                                                       2007      1.602          1.614           106,472

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.588          0.781           161,704
                                                       2008      1.022          0.588           152,392
                                                       2007      1.220          1.022           168,839
                                                       2006      1.003          1.220           165,895

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.970          1.232            40,798
                                                       2008      1.319          0.970            37,041
                                                       2007      1.354          1.319            29,797
                                                       2006      1.271          1.354           105,120

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      1.024          1.566           201,237
                                                       2008      1.756          1.024           212,512
                                                       2007      1.801          1.756           215,508
                                                       2006      1.635          1.801           181,720

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      1.166          1.643           137,885
                                                       2008      2.039          1.166           128,370
                                                       2007      1.589          2.039            43,850
                                                       2006      1.551          1.589            25,900

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.690          0.928                --
                                                       2008      1.137          0.690                --
                                                       2007      1.283          1.137                --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.687          0.800         1,320,082
                                                       2008      1.097          0.687         1,337,207
                                                       2007      1.075          1.097         1,404,922
                                                       2006      1.001          1.075           880,441

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.639          0.795           955,598
                                                       2008      1.060          0.639           970,771
                                                       2007      1.072          1.060           991,947
                                                       2006      1.015          1.072                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.833          0.792                --
                                                       2008      1.476          0.833             3,946
                                                       2007      1.341          1.476                --
                                                       2006      1.358          1.341            39,690

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.858          1.133             8,588
                                                       2008      1.421          0.858             8,601
                                                       2007      1.297          1.421            20,188
                                                       2006      1.307          1.297            15,030

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.295          2.152           372,936
                                                       2008      2.828          1.295           363,195

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.201          1.554            38,820
                                                       2008      2.118          1.201            38,823
                                                       2007      2.017          2.118             9,253

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.111          1.294           520,068
                                                       2008      1.210          1.111           487,269
                                                       2007      1.143          1.210           625,341

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      1.001          1.220            46,707
                                                       2008      1.515          1.001            31,455
                                                       2007      1.467          1.515            43,874
                                                       2006      1.365          1.467            44,384

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.176          1.298                --
                                                       2006      1.117          1.176                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.158          1.516           712,133
                                                       2008      1.319          1.158           716,164
                                                       2007      1.258          1.319           773,974
                                                       2006      1.214          1.258           773,808

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.677          0.842           646,395
                                                       2008      0.981          0.677           767,651
                                                       2007      1.028          0.981           827,713
                                                       2006      1.003          1.028           651,068

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.842          1.236           104,335
                                                       2008      1.577          0.842           112,552
                                                       2007      1.332          1.577            90,005
                                                       2006      1.365          1.332           101,958

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2009      1.058          1.137           237,070
                                                       2008      1.115          1.058           219,949
                                                       2007      1.068          1.115           308,055
                                                       2006      1.030          1.068           314,304

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.755          0.746                --
                                                       2008      1.284          0.755             1,778
                                                       2007      1.306          1.284            55,022
                                                       2006      1.271          1.306            65,819

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.730          0.762                --
                                                       2008      1.345          0.730            44,258
                                                       2007      1.316          1.345            44,275
                                                       2006      1.299          1.316            44,291

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.834          0.998           106,973
                                                       2008      1.390          0.834           115,629
                                                       2007      1.357          1.390           133,544
                                                       2006      1.324          1.357           140,510

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2009      0.922          1.269            29,907
                                                       2008      1.390          0.922            29,907

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.631          0.816            48,825
                                                       2008      1.077          0.631            48,825
                                                       2007      1.060          1.077            48,825
                                                       2006      1.002          1.060            48,825

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.911          1.081           226,934
                                                       2008      1.082          0.911           246,430
                                                       2007      1.042          1.082                --
                                                       2006      1.001          1.042                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.834          1.014           206,419
                                                       2008      1.081          0.834            53,242
                                                       2007      1.049          1.081           310,756
                                                       2006      1.002          1.049           310,793

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.759          0.945           137,315
                                                       2008      1.082          0.759           124,701
                                                       2007      1.054          1.082           127,919
                                                       2006      1.002          1.054           251,750

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.690          0.877            68,923
                                                       2008      1.082          0.690           125,332
                                                       2007      1.059          1.082           148,318
                                                       2006      1.002          1.059           165,906

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      1.036          1.206         1,574,613
                                                       2008      1.356          1.036         1,536,518
                                                       2007      1.323          1.356         1,542,317
                                                       2006      1.238          1.323         1,567,780

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      1.115          1.325                --
                                                       2008      1.482          1.115                --
                                                       2007      1.400          1.482           185,256
                                                       2006      1.267          1.400           185,697

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.642          0.883           612,070
                                                       2008      1.098          0.642           671,324
                                                       2007      1.051          1.098           728,696
                                                       2006      0.996          1.051           744,594

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.654          0.921           218,960
                                                       2008      1.147          0.654           168,589
                                                       2007      1.068          1.147           251,420
                                                       2006      0.998          1.068           158,753

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.116          1.139                --
                                                       2006      1.127          1.116           579,755
                                                       2005      1.122          1.127           509,932
                                                       2004      1.048          1.122           212,120
                                                       2003      1.000          1.048            16,029

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.202          1.241                --
                                                       2008      1.166          1.202         3,092,897
                                                       2007      1.090          1.166         2,695,982
                                                       2006      1.067          1.090         2,410,129
                                                       2005      1.059          1.067         1,950,998
                                                       2004      1.026          1.059           417,069
                                                       2003      1.000          1.026            14,929

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.874          2.028                --
                                                       2006      1.491          1.874                --
                                                       2005      1.351          1.491                --
                                                       2004      1.182          1.351                --
                                                       2003      1.000          1.182                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.868          1.994                --
                                                       2006      1.619          1.868           162,903
                                                       2005      1.537          1.619           153,505
                                                       2004      1.238          1.537            39,863
                                                       2003      1.000          1.238                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.276          1.358                --
                                                       2005      1.193          1.276            45,298
                                                       2004      1.138          1.193                --
                                                       2003      1.000          1.138                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.260          1.324                --
                                                       2005      1.226          1.260           119,356
                                                       2004      1.134          1.226           110,154
                                                       2003      1.000          1.134            11,270

  Travelers Large Cap Subaccount (11/99).............  2006      1.260          1.299                --
                                                       2005      1.179          1.260            39,091
                                                       2004      1.125          1.179             9,902
                                                       2003      1.000          1.125                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.077          1.145                --
                                                       2005      1.000          1.077            42,718

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.030          1.034                --
                                                       2005      1.000          1.030                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.046          1.083                --
                                                       2005      1.000          1.046           228,625

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.064          1.110                --
                                                       2005      1.000          1.064           206,728

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.037          1.057                --
                                                       2005      1.000          1.037             3,439

  Travelers Managed Income Subaccount (11/99)........  2006      1.040          1.030                --
                                                       2005      1.043          1.040           321,454
                                                       2004      1.031          1.043           384,370
                                                       2003      1.000          1.031            70,293

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.371          1.456                --
                                                       2005      1.244          1.371           103,469
                                                       2004      1.091          1.244                --
                                                       2003      1.000          1.091                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.290          1.365                --
                                                       2005      1.272          1.290            84,153
                                                       2004      1.134          1.272                --
                                                       2003      1.000          1.134                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.200          1.238                --
                                                       2005      1.185          1.200         1,487,520
                                                       2004      1.080          1.185           683,524
                                                       2003      1.000          1.080            19,332

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.173          1.267                --
                                                       2005      1.120          1.173           186,104
                                                       2004      1.000          1.120                --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.423          1.635                --
                                                       2005      1.321          1.423           189,242
                                                       2004      1.160          1.321           142,157
                                                       2003      1.000          1.160             4,255

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.286          1.365                --
                                                       2005      1.234          1.286            44,869
                                                       2004      1.129          1.234            36,986
                                                       2003      1.000          1.129                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.062          1.117                --
                                                       2005      1.000          1.062                --

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.203          1.214                --
                                                       2005      1.179          1.203           787,662
                                                       2004      1.081          1.179           452,137
                                                       2003      1.000          1.081                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.217          1.270                --
                                                       2005      1.213          1.217             5,336
                                                       2004      1.118          1.213             5,345
                                                       2003      1.000          1.118             5,347

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.135          1.307                --
                                                       2005      1.000          1.135                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.271                --
                                                       2005      1.000          1.108                --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.225          1.271                --
                                                       2005      1.155          1.225             1,656
                                                       2004      1.130          1.155                --
                                                       2003      1.000          1.130                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (11/99)............................................  2008      1.454          0.729                --
                                                       2007      1.264          1.454                --
                                                       2006      1.249          1.264           292,462
                                                       2005      1.176          1.249           231,197
                                                       2004      1.117          1.176                --
                                                       2003      1.000          1.117                --




           VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 1.70%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.261          1.318               --
                                                       2005      1.226          1.261               --
                                                       2004      1.122          1.226               --
                                                       2003      1.000          1.122               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.316          1.286               --
                                                       2005      1.166          1.316               --
                                                       2004      1.095          1.166               --
                                                       2003      1.000          1.095               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.205          1.686           35,267
                                                       2008      1.989          1.205           35,294
                                                       2007      1.762          1.989           35,047
                                                       2006      1.488          1.762           32,901
                                                       2005      1.327          1.488           32,922
                                                       2004      1.189          1.327           32,946
                                                       2003      1.000          1.189           15,170

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.958          1.314          144,109
                                                       2008      1.740          0.958          137,979
                                                       2007      1.576          1.740          131,007
                                                       2006      1.454          1.576          131,035
                                                       2005      1.273          1.454          131,066
                                                       2004      1.151          1.273           64,426
                                                       2003      1.000          1.151           11,767

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      0.927          1.196           85,944
                                                       2008      1.517          0.927           83,230
                                                       2007      1.469          1.517           86,529
                                                       2006      1.297          1.469           86,548
                                                       2005      1.246          1.297           85,397
                                                       2004      1.148          1.246           43,641
                                                       2003      1.000          1.148               --

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.566          1.549               --
                                                       2005      1.347          1.566               --
                                                       2004      1.146          1.347               --
                                                       2003      1.000          1.146               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      1.558          2.032               --
                                                       2005      1.479          1.558               --
                                                       2004      1.145          1.479               --
                                                       2003      1.000          1.145               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.306          1.420               --
                                                       2005      1.206          1.306               --
                                                       2004      1.074          1.206               --
                                                       2003      1.000          1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.304          1.453               --
                                                       2005      1.204          1.304               --
                                                       2004      1.067          1.204               --
                                                       2003      1.000          1.067               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2009      1.064          1.420           25,189
                                                       2008      1.887          1.064           30,492
                                                       2007      1.633          1.887           30,501
                                                       2006      1.489          1.633           30,510
                                                       2005      1.296          1.489           29,512
                                                       2004      1.143          1.296               --
                                                       2003      1.000          1.143               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2009      1.269          1.744           37,227
                                                       2008      2.138          1.269           41,866
                                                       2007      1.885          2.138           44,528
                                                       2006      1.706          1.885           44,552
                                                       2005      1.470          1.706           44,579
                                                       2004      1.200          1.470           30,307
                                                       2003      1.000          1.200           16,388

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2009      0.861          1.148            4,632
                                                       2008      1.245          0.861            4,638
                                                       2007      1.221          1.245               --
                                                       2006      1.050          1.221               --
                                                       2005      1.000          1.050               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2009      0.891          1.257           14,479
                                                       2008      1.576          0.891           14,502
                                                       2007      1.441          1.576           17,926
                                                       2006      1.348          1.441           17,948
                                                       2005      1.309          1.348           17,972
                                                       2004      1.194          1.309           26,630
                                                       2003      1.000          1.194           13,504

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.347          1.568               --
                                                       2005      1.239          1.347           10,616
                                                       2004      1.119          1.239           10,631
                                                       2003      1.000          1.119            6,729

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.097          2.817               --
                                                       2007      2.447          3.097            9,902
                                                       2006      1.943          2.447            9,373
                                                       2005      1.551          1.943            9,374
                                                       2004      1.265          1.551            7,888
                                                       2003      1.000          1.265               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      1.180          1.590           65,368
                                                       2008      2.014          1.180           74,530
                                                       2007      1.774          2.014           43,785
                                                       2006      1.486          1.774           35,240
                                                       2005      1.372          1.486           29,100
                                                       2004      1.177          1.372            6,932
                                                       2003      1.000          1.177            6,935

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.420          1.700               --
                                                       2005      1.326          1.420            5,230
                                                       2004      1.163          1.326               --
                                                       2003      1.000          1.163               --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2009      1.098          1.559               --
                                                       2008      1.989          1.098               --
                                                       2007      1.662          1.989               --
                                                       2006      1.492          1.662               --
                                                       2005      1.354          1.492               --
                                                       2004      1.143          1.354               --
                                                       2003      1.000          1.143               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.357          1.521               --
                                                       2005      1.327          1.357               --
                                                       2004      1.175          1.327               --
                                                       2003      1.000          1.175               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.286          1.369               --
                                                       2006      1.219          1.286               --
                                                       2005      1.166          1.219               --
                                                       2004      1.153          1.166               --
                                                       2003      1.000          1.153               --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Global Equity Subaccount
  (10/02)............................................  2009      0.874          1.038               --
                                                       2008      1.514          0.874               --
                                                       2007      1.468          1.514               --
                                                       2006      1.296          1.468               --
                                                       2005      1.238          1.296               --
                                                       2004      1.142          1.238               --
                                                       2003      1.000          1.142               --

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2009      0.844          1.117           47,158
                                                       2008      1.441          0.844           44,969
                                                       2007      1.444          1.441           44,981
                                                       2006      1.350          1.444           36,609
                                                       2005      1.230          1.350           28,217
                                                       2004      1.137          1.230               --
                                                       2003      1.000          1.137               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2009      1.028          1.234               --
                                                       2008      1.479          1.028               --
                                                       2007      1.388          1.479               --
                                                       2006      1.230          1.388               --
                                                       2005      1.199          1.230               --
                                                       2004      1.121          1.199               --
                                                       2003      1.000          1.121               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.948          0.933               --
                                                       2008      1.367          0.948               --
                                                       2007      1.370          1.367               --

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2009      0.780          1.076           40,415
                                                       2008      1.372          0.780           40,435
                                                       2007      1.370          1.372           40,452
                                                       2006      1.226          1.370           40,467
                                                       2005      1.185          1.226           40,492
                                                       2004      1.130          1.185           34,697
                                                       2003      1.000          1.130               --

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2009      0.937          1.125               --
                                                       2008      1.335          0.937               --
                                                       2007      1.276          1.335               --
                                                       2006      1.100          1.276               --
                                                       2005      1.121          1.100               --
                                                       2004      1.103          1.121               --
                                                       2003      1.000          1.103               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2009      0.830          1.001           43,749
                                                       2008      1.299          0.830           43,770
                                                       2007      1.254          1.299           43,787
                                                       2006      1.154          1.254           43,802
                                                       2005      1.126          1.154           35,321
                                                       2004      1.091          1.126           35,338
                                                       2003      1.000          1.091               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (11/99).......................  2009      0.914          1.163               --
                                                       2008      1.467          0.914               --
                                                       2007      1.473          1.467               --
                                                       2006      1.283          1.473               --
                                                       2005      1.245          1.283               --
                                                       2004      1.170          1.245               --
                                                       2003      1.000          1.170               --

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)..................................  2009      0.981          1.201           10,535
                                                       2008      1.550          0.981           10,551
                                                       2007      1.518          1.550           10,565
                                                       2006      1.305          1.518           10,577
                                                       2005      1.246          1.305           10,591
                                                       2004      1.149          1.246           10,606
                                                       2003      1.000          1.149           10,611

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.784          1.097           24,521
                                                       2008      1.272          0.784           24,521
                                                       2007      1.228          1.272           24,521
                                                       2006      1.195          1.228           24,521
                                                       2005      1.155          1.195           24,521
                                                       2004      1.170          1.155               --
                                                       2003      1.000          1.170               --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2009      1.015          1.356               --
                                                       2008      1.595          1.015               --
                                                       2007      1.514          1.595               --
                                                       2006      1.341          1.514               --
                                                       2005      1.259          1.341               --
                                                       2004      1.160          1.259               --
                                                       2003      1.000          1.160               --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2009      1.010          1.418            2,367
                                                       2008      1.733          1.010            5,252
                                                       2007      1.602          1.733            5,254
                                                       2006      1.445          1.602               --
                                                       2005      1.401          1.445               --
                                                       2004      1.238          1.401               --
                                                       2003      1.000          1.238               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.902          0.877               --
                                                       2008      1.467          0.902               --
                                                       2007      1.422          1.467               --
                                                       2006      1.257          1.422               --
                                                       2005      1.226          1.257               --
                                                       2004      1.131          1.226               --
                                                       2003      1.000          1.131               --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.326          1.349               --
                                                       2006      1.201          1.326               --
                                                       2005      1.180          1.201               --
                                                       2004      1.124          1.180               --
                                                       2003      1.000          1.124               --

Legg Mason Partners Variable Income Trust
  LMPVIT Money Market Subaccount (11/99).............  2009      1.068          1.052           68,555
                                                       2008      1.059          1.068           57,266
                                                       2007      1.027          1.059           57,266
                                                       2006      0.998          1.027           57,266
                                                       2005      0.987          0.998           57,266
                                                       2004      0.995          0.987               --
                                                       2003      1.000          0.995            6,903

  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.790          0.912           19,233
                                                       2008      1.019          0.790           19,233
                                                       2007      1.023          1.019           34,065
                                                       2006      0.999          1.023           34,065
                                                       2005      0.993          0.999           34,065
                                                       2004      0.998          0.993               --
                                                       2003      1.000          0.998               --

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2009      0.989          1.160               --
                                                       2008      1.164          0.989               --
                                                       2007      1.161          1.164               --
                                                       2006      1.120          1.161               --
                                                       2005      1.111          1.120               --
                                                       2004      1.059          1.111               --
                                                       2003      1.000          1.059               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2009      0.895          1.407           13,940
                                                       2008      1.300          0.895           11,566
                                                       2007      1.318          1.300           11,574
                                                       2006      1.208          1.318           11,582
                                                       2005      1.198          1.208           10,328
                                                       2004      1.103          1.198            9,214
                                                       2003      1.000          1.103               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.609          1.716               --
                                                       2006      1.449          1.609            5,245
                                                       2005      1.405          1.449            5,248
                                                       2004      1.236          1.405               --
                                                       2003      1.000          1.236               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.482          1.554               --
                                                       2006      1.276          1.482               --
                                                       2005      1.248          1.276               --
                                                       2004      1.172          1.248               --
                                                       2003      1.000          1.172               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.480          1.538               --
                                                       2006      1.284          1.480           25,228
                                                       2005      1.265          1.284           25,228
                                                       2004      1.142          1.265               --
                                                       2003      1.000          1.142               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.657          1.826               --
                                                       2006      1.502          1.657           39,530
                                                       2005      1.412          1.502           39,532
                                                       2004      1.158          1.412               --
                                                       2003      1.000          1.158               --

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.538          1.613               --
                                                       2006      1.454          1.538               --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.992          1.163               --
                                                       2008      1.610          0.992               --
                                                       2007      1.599          1.610               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.587          0.780               --
                                                       2008      1.021          0.587               --
                                                       2007      1.219          1.021               --
                                                       2006      1.003          1.219               --

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.968          1.229               --
                                                       2008      1.317          0.968               --
                                                       2007      1.353          1.317               --
                                                       2006      1.270          1.353               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      1.021          1.561           16,938
                                                       2008      1.752          1.021           16,941
                                                       2007      1.798          1.752           27,034
                                                       2006      1.632          1.798           27,034

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      1.163          1.638               --
                                                       2008      2.035          1.163               --
                                                       2007      1.587          2.035               --
                                                       2006      1.549          1.587               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.689          0.926               --
                                                       2008      1.135          0.689               --
                                                       2007      1.282          1.135               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.686          0.799           26,096
                                                       2008      1.096          0.686           26,119
                                                       2007      1.075          1.096           60,849
                                                       2006      1.001          1.075           15,260

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.638          0.793           68,925
                                                       2008      1.059          0.638           61,192
                                                       2007      1.071          1.059           61,196
                                                       2006      1.015          1.071               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.831          0.789               --
                                                       2008      1.473          0.831               --
                                                       2007      1.339          1.473               --
                                                       2006      1.356          1.339               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.856          1.130               --
                                                       2008      1.419          0.856               --
                                                       2007      1.296          1.419               --
                                                       2006      1.306          1.296               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.291          2.145           10,576
                                                       2008      2.821          1.291            9,900

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.197          1.549               --
                                                       2008      2.113          1.197               --
                                                       2007      2.014          2.113               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.109          1.290            4,359
                                                       2008      1.208          1.109            4,366
                                                       2007      1.141          1.208               --

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.343          1.495           12,290

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      0.998          1.216               --
                                                       2008      1.512          0.998               --
                                                       2007      1.464          1.512            5,796
                                                       2006      1.363          1.464            5,802

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.175          1.296               --
                                                       2006      1.117          1.175               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.155          1.511            4,254
                                                       2008      1.316          1.155            4,259
                                                       2007      1.255          1.316               --
                                                       2006      1.213          1.255               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.676          0.841           10,744
                                                       2008      0.980          0.676           19,439
                                                       2007      1.028          0.980           19,443
                                                       2006      1.003          1.028               --

  Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.839          1.232               --
                                                       2008      1.574          0.839               --
                                                       2007      1.329          1.574               --
                                                       2006      1.363          1.329               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2009      1.055          1.134            2,236
                                                       2008      1.113          1.055            2,241
                                                       2007      1.067          1.113               --
                                                       2006      1.028          1.067               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.811          1.020               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.753          0.744               --
                                                       2008      1.281          0.753               --
                                                       2007      1.304          1.281               --
                                                       2006      1.269          1.304               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.728          0.760               --
                                                       2008      1.342          0.728               --
                                                       2007      1.314          1.342               --
                                                       2006      1.297          1.314               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.831          0.995            3,654
                                                       2008      1.387          0.831            3,659
                                                       2007      1.355          1.387               --
                                                       2006      1.322          1.355               --

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2009      0.919          1.265               --
                                                       2008      1.387          0.919               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.630          0.814               --
                                                       2008      1.076          0.630               --
                                                       2007      1.060          1.076               --
                                                       2006      1.002          1.060               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.910          1.079               --
                                                       2008      1.081          0.910               --
                                                       2007      1.042          1.081               --
                                                       2006      1.001          1.042               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.833          1.013               --
                                                       2008      1.080          0.833               --
                                                       2007      1.049          1.080               --
                                                       2006      1.002          1.049               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.758          0.943            4,589
                                                       2008      1.081          0.758            4,600
                                                       2007      1.054          1.081               --
                                                       2006      1.002          1.054               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.689          0.875               --
                                                       2008      1.081          0.689               --
                                                       2007      1.059          1.081               --
                                                       2006      1.002          1.059               --

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      2.619          3.220               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      1.033          1.202           68,680
                                                       2008      1.353          1.033           68,741
                                                       2007      1.321          1.353           68,795
                                                       2006      1.237          1.321           68,845

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      1.109          1.317               --
                                                       2008      1.480          1.109               --
                                                       2007      1.398          1.480           58,141
                                                       2006      1.266          1.398           58,156

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.641          0.881           32,733
                                                       2008      1.097          0.641           32,733
                                                       2007      1.050          1.097           32,733
                                                       2006      0.996          1.050           18,356

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.653          0.919               --
                                                       2008      1.146          0.653               --
                                                       2007      1.068          1.146               --
                                                       2006      0.998          1.068               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.114          1.136               --
                                                       2006      1.126          1.114               --
                                                       2005      1.121          1.126               --
                                                       2004      1.047          1.121               --
                                                       2003      1.000          1.047               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.198          1.344               --
                                                       2008      1.163          1.198               --
                                                       2007      1.088          1.163           55,696
                                                       2006      1.066          1.088           55,696
                                                       2005      1.058          1.066           55,696
                                                       2004      1.026          1.058               --
                                                       2003      1.000          1.026               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.871          2.024               --
                                                       2006      1.490          1.871               --
                                                       2005      1.350          1.490               --
                                                       2004      1.182          1.350               --
                                                       2003      1.000          1.182               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.864          1.990               --
                                                       2006      1.617          1.864           10,652
                                                       2005      1.536          1.617           10,655
                                                       2004      1.238          1.536               --
                                                       2003      1.000          1.238               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.274          1.356               --
                                                       2005      1.192          1.274               --
                                                       2004      1.138          1.192               --
                                                       2003      1.000          1.138               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.258          1.322               --
                                                       2005      1.225          1.258               --
                                                       2004      1.134          1.225               --
                                                       2003      1.000          1.134               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.259          1.297               --
                                                       2005      1.178          1.259               --
                                                       2004      1.125          1.178               --
                                                       2003      1.000          1.125               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.077          1.144               --
                                                       2005      1.000          1.077               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.030          1.034               --
                                                       2005      1.000          1.030               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.045          1.082               --
                                                       2005      1.000          1.045               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.064          1.110               --
                                                       2005      1.000          1.064               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.037          1.057               --
                                                       2005      1.000          1.037               --

  Travelers Managed Income Subaccount (11/99)........  2006      1.039          1.028               --
                                                       2005      1.042          1.039               --
                                                       2004      1.031          1.042               --
                                                       2003      1.000          1.031               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.370          1.454               --
                                                       2005      1.243          1.370               --
                                                       2004      1.091          1.243               --
                                                       2003      1.000          1.091               --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.288          1.363               --
                                                       2005      1.272          1.288               --
                                                       2004      1.133          1.272               --
                                                       2003      1.000          1.133               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.198          1.237               --
                                                       2005      1.184          1.198           68,901
                                                       2004      1.080          1.184            3,677
                                                       2003      1.000          1.080            3,680

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.172          1.266               --
                                                       2005      1.120          1.172           58,172
                                                       2004      1.000          1.120               --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.422          1.632               --
                                                       2005      1.320          1.422           27,034
                                                       2004      1.160          1.320               --
                                                       2003      1.000          1.160               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.285          1.363               --
                                                       2005      1.233          1.285            5,809
                                                       2004      1.129          1.233            5,817
                                                       2003      1.000          1.129            5,820

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.061          1.117               --
                                                       2005      1.000          1.061               --

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.201          1.213               --
                                                       2005      1.179          1.201               --
                                                       2004      1.081          1.179               --
                                                       2003      1.000          1.081               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.216          1.268               --
                                                       2005      1.212          1.216               --
                                                       2004      1.118          1.212               --
                                                       2003      1.000          1.118               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.135          1.306               --
                                                       2005      1.000          1.135               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.270               --
                                                       2005      1.000          1.108               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.223          1.269               --
                                                       2005      1.154          1.223               --
                                                       2004      1.130          1.154               --
                                                       2003      1.000          1.130               --

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (11/99)............................................  2008      1.450          0.727               --
                                                       2007      1.261          1.450               --
                                                       2006      1.247          1.261               --
                                                       2005      1.175          1.247               --
                                                       2004      1.117          1.175               --
                                                       2003      1.000          1.117               --




         VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 1.80% (B)


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.145          1.196                 --
                                                       2005      1.115          1.145            209,343
                                                       2004      1.020          1.115            148,926
                                                       2003      0.786          1.020            148,707
                                                       2002      1.000          0.786            197,454

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      0.740          0.722                 --
                                                       2005      0.656          0.740          1,737,738
                                                       2004      0.616          0.656          2,422,021
                                                       2003      0.509          0.616          2,534,558
                                                       2002      0.749          0.509          2,761,613
                                                       2001      0.836          0.749          2,203,655

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.983          1.374          8,358,849
                                                       2008      1.625          0.983          9,904,128
                                                       2007      1.440          1.625         14,761,971
                                                       2006      1.218          1.440         15,170,490
                                                       2005      1.087          1.218         14,820,104
                                                       2004      0.975          1.087         14,076,183
                                                       2003      0.734          0.975         12,687,639
                                                       2002      0.875          0.734          8,371,123
                                                       2001      0.993          0.875          1,544,419

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.808          1.107         12,533,254
                                                       2008      1.469          0.808         14,114,485
                                                       2007      1.332          1.469         18,474,159
                                                       2006      1.230          1.332         19,323,724
                                                       2005      1.078          1.230         19,999,183
                                                       2004      0.975          1.078         17,662,202
                                                       2003      0.726          0.975         16,287,152
                                                       2002      0.978          0.726         10,871,684
                                                       2001      1.088          0.978          4,340,090

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      0.924          1.192         15,672,225
                                                       2008      1.514          0.924         16,700,137
                                                       2007      1.468          1.514         22,213,469
                                                       2006      1.297          1.468         22,892,986
                                                       2005      1.248          1.297         22,681,968
                                                       2004      1.151          1.248         21,766,216
                                                       2003      0.885          1.151         19,693,434
                                                       2002      1.104          0.885         13,145,914
                                                       2001      1.121          1.104          2,562,319

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      0.662          0.655                 --
                                                       2005      0.571          0.662            505,995
                                                       2004      0.486          0.571            277,389
                                                       2003      0.396          0.486            346,932
                                                       2002      0.538          0.396            407,014
                                                       2001      0.634          0.538            649,555

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      2.298          2.994                 --
                                                       2005      2.183          2.298            218,274
                                                       2004      1.692          2.183            184,395
                                                       2003      1.285          1.692            183,010
                                                       2002      1.252          1.285            145,664
                                                       2001      1.146          1.252             11,465

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.304          1.417                 --
                                                       2005      1.205          1.304             29,766
                                                       2004      1.074          1.205             21,094
                                                       2003      1.000          1.074                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.301          1.449                 --
                                                       2005      1.203          1.301             86,508
                                                       2004      1.067          1.203             38,258
                                                       2003      1.000          1.067                 --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2009      0.935          1.246          1,225,989
                                                       2008      1.659          0.935          1,360,538
                                                       2007      1.438          1.659          1,454,185
                                                       2006      1.312          1.438          1,325,835
                                                       2005      1.143          1.312          1,184,071
                                                       2004      1.009          1.143          1,099,601
                                                       2003      0.800          1.009            569,672
                                                       2002      0.900          0.800            850,748
                                                       2001      0.956          0.900            549,352

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2009      1.295          1.778            579,181
                                                       2008      2.184          1.295            596,038
                                                       2007      1.928          2.184            727,130
                                                       2006      1.746          1.928            774,552
                                                       2005      1.507          1.746            857,401
                                                       2004      1.230          1.507            814,467
                                                       2003      0.906          1.230            653,619
                                                       2002      1.025          0.906            307,773
                                                       2001      1.000          1.025              7,278

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2009      0.858          1.143          1,644,705
                                                       2008      1.242          0.858            535,237
                                                       2007      1.219          1.242            735,853
                                                       2006      1.050          1.219            386,247
                                                       2005      1.000          1.050            260,652

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2009      0.562          0.792            171,154
                                                       2008      0.995          0.562            232,730
                                                       2007      0.911          0.995            323,785
                                                       2006      0.853          0.911            248,376
                                                       2005      0.829          0.853            252,551
                                                       2004      0.757          0.829            278,131
                                                       2003      0.562          0.757            316,594
                                                       2002      0.802          0.562            279,521
                                                       2001      0.826          0.802            263,943

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.244          1.447                 --
                                                       2005      1.146          1.244            520,428
                                                       2004      1.036          1.146            519,463
                                                       2003      0.842          1.036            339,300
                                                       2002      1.000          0.842             12,755

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.523          3.203                 --
                                                       2007      2.785          3.523            482,955
                                                       2006      2.214          2.785            415,073
                                                       2005      1.769          2.214            364,913
                                                       2004      1.444          1.769            127,549
                                                       2003      1.000          1.444             81,239

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      0.911          1.226          1,145,503
                                                       2008      1.556          0.911          1,295,980
                                                       2007      1.372          1.556          1,835,935
                                                       2006      1.151          1.372          2,059,240
                                                       2005      1.063          1.151          1,703,785
                                                       2004      0.913          1.063          1,163,252
                                                       2003      0.703          0.913            926,381
                                                       2002      0.879          0.703            848,308
                                                       2001      1.028          0.879            629,693

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.249          1.494                 --
                                                       2005      1.168          1.249             98,811
                                                       2004      1.025          1.168             60,904
                                                       2003      0.790          1.025             36,914
                                                       2002      1.000          0.790             16,815

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2009      0.357          0.506            291,789
                                                       2008      0.647          0.357            314,752
                                                       2007      0.541          0.647            481,515
                                                       2006      0.486          0.541            507,140
                                                       2005      0.442          0.486            483,295
                                                       2004      0.373          0.442            504,404
                                                       2003      0.282          0.373            577,215
                                                       2002      0.399          0.282            768,122
                                                       2001      0.535          0.399            957,864

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.536          1.720                 --
                                                       2005      1.503          1.536            188,728
                                                       2004      1.332          1.503            143,569
                                                       2003      1.000          1.332            110,206

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      0.941          1.001                 --
                                                       2006      0.893          0.941            212,210
                                                       2005      0.855          0.893            213,006
                                                       2004      0.846          0.855            296,625
                                                       2003      0.641          0.846            353,158
                                                       2002      0.892          0.641            325,735
                                                       2001      1.000          0.892            254,423

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Global Equity Subaccount
  (10/02)............................................  2009      1.056          1.253            318,122
                                                       2008      1.832          1.056            328,234
                                                       2007      1.778          1.832            363,116
                                                       2006      1.571          1.778            365,442
                                                       2005      1.502          1.571            448,146
                                                       2004      1.387          1.502            378,684
                                                       2003      1.073          1.387            202,888
                                                       2002      1.000          1.073             33,025

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2009      0.838          1.107          4,057,265
                                                       2008      1.431          0.838          4,501,693
                                                       2007      1.436          1.431          5,135,041
                                                       2006      1.344          1.436          6,842,567
                                                       2005      1.225          1.344          7,545,215
                                                       2004      1.135          1.225          8,005,385
                                                       2003      0.859          1.135          8,435,137
                                                       2002      1.298          0.859          7,959,911
                                                       2001      1.316          1.298          4,935,832

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2009      0.872          1.046          2,099,812
                                                       2008      1.257          0.872          2,072,257
                                                       2007      1.180          1.257          2,788,257
                                                       2006      1.047          1.180          3,059,684
                                                       2005      1.022          1.047          3,225,048
                                                       2004      0.956          1.022          3,542,514
                                                       2003      0.782          0.956          3,677,132
                                                       2002      0.965          0.782          3,047,877
                                                       2001      1.009          0.965          1,776,997

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      1.136          1.118                 --
                                                       2008      1.640          1.136            210,239
                                                       2007      1.643          1.640            211,669

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2009      0.940          1.295            528,524
                                                       2008      1.654          0.940            697,292
                                                       2007      1.654          1.654            812,549
                                                       2006      1.482          1.654          1,033,121
                                                       2005      1.434          1.482          1,126,194
                                                       2004      1.369          1.434          1,137,708
                                                       2003      1.060          1.369          1,552,275
                                                       2002      1.000          1.060             64,335

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2009      0.664          0.796            247,980
                                                       2008      0.947          0.664            252,486
                                                       2007      0.906          0.947            284,921
                                                       2006      0.782          0.906            301,436
                                                       2005      0.798          0.782            370,785
                                                       2004      0.786          0.798            311,117
                                                       2003      0.648          0.786            308,611
                                                       2002      0.891          0.648            438,194
                                                       2001      1.000          0.891             50,962

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2009      0.941          1.134          1,474,075
                                                       2008      1.473          0.941          1,921,719
                                                       2007      1.424          1.473          2,530,804
                                                       2006      1.312          1.424          2,505,171
                                                       2005      1.281          1.312          2,299,812
                                                       2004      1.242          1.281          1,481,180
                                                       2003      1.037          1.242          1,212,059
                                                       2002      1.000          1.037             85,778

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (11/99).......................  2009      0.946          1.202          4,903,108
                                                       2008      1.519          0.946          5,443,793
                                                       2007      1.528          1.519          6,644,107
                                                       2006      1.332          1.528          5,607,222
                                                       2005      1.294          1.332          6,351,200
                                                       2004      1.217          1.294          7,138,888
                                                       2003      0.894          1.217          7,499,816
                                                       2002      1.157          0.894          7,710,583
                                                       2001      1.232          1.157          4,922,412

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)..................................  2009      0.904          1.106          1,519,990
                                                       2008      1.430          0.904          2,036,064
                                                       2007      1.401          1.430          2,333,864
                                                       2006      1.206          1.401            946,049
                                                       2005      1.153          1.206          1,115,732
                                                       2004      1.064          1.153          1,187,170
                                                       2003      0.818          1.064          1,333,292
                                                       2002      1.083          0.818          1,179,468
                                                       2001      1.000          1.083          1,083,417

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.612          0.856          2,036,450
                                                       2008      0.994          0.612          2,420,091
                                                       2007      0.961          0.994          3,008,124
                                                       2006      0.936          0.961          3,469,631
                                                       2005      0.905          0.936          3,989,203
                                                       2004      0.918          0.905          4,439,877
                                                       2003      0.634          0.918          4,733,070
                                                       2002      0.858          0.634          3,991,756
                                                       2001      0.916          0.858          4,424,945

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2009      1.054          1.407            677,164
                                                       2008      1.658          1.054            745,255
                                                       2007      1.575          1.658            899,310
                                                       2006      1.397          1.575          1,034,305
                                                       2005      1.313          1.397          1,111,412
                                                       2004      1.211          1.313          1,354,783
                                                       2003      0.950          1.211          1,437,197
                                                       2002      1.196          0.950          1,158,802
                                                       2001      1.260          1.196            987,432

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.967          1.356            572,442
                                                       2008      1.661          0.967            635,706
                                                       2007      1.537          1.661            711,266
                                                       2006      1.388          1.537            592,814
                                                       2005      1.347          1.388            604,912
                                                       2004      1.191          1.347            574,902
                                                       2003      0.815          1.191            576,668
                                                       2002      1.270          0.815            485,599
                                                       2001      1.000          1.270            272,556

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.620          0.603                 --
                                                       2008      1.009          0.620            922,723
                                                       2007      0.980          1.009          1,032,421
                                                       2006      0.866          0.980          1,229,220
                                                       2005      0.846          0.866          1,303,137
                                                       2004      0.781          0.846          1,710,378
                                                       2003      0.623          0.781          1,904,694
                                                       2002      0.817          0.623          1,645,211
                                                       2001      0.885          0.817          2,026,387

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.592          1.619                 --
                                                       2006      1.443          1.592            216,312
                                                       2005      1.419          1.443            230,777
                                                       2004      1.353          1.419            185,214
                                                       2003      1.068          1.353            123,563
                                                       2002      1.000          1.068                 --

Legg Mason Partners Variable Income Trust
  LMPVIT Money Market Subaccount (11/99).............  2009      1.122          1.105          7,872,747
                                                       2008      1.114          1.122         12,136,271
                                                       2007      1.081          1.114          3,870,246
                                                       2006      1.052          1.081          3,366,560
                                                       2005      1.042          1.052          2,128,447
                                                       2004      1.051          1.042          2,863,034
                                                       2003      1.063          1.051          3,107,302
                                                       2002      1.069          1.063          6,655,526
                                                       2001      1.057          1.069          3,792,004

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.786          0.906              5,385
                                                       2008      1.015          0.786              5,385
                                                       2007      1.020          1.015             23,201
                                                       2006      0.997          1.020             25,930
                                                       2005      0.992          0.997             14,322
                                                       2004      0.998          0.992            134,836
                                                       2003      1.000          0.998              1,896

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2009      1.075          1.260            531,343
                                                       2008      1.267          1.075            544,451
                                                       2007      1.265          1.267            810,237
                                                       2006      1.222          1.265          1,005,802
                                                       2005      1.214          1.222          1,078,926
                                                       2004      1.157          1.214          1,402,899
                                                       2003      1.055          1.157          1,827,618
                                                       2002      1.024          1.055            839,370
                                                       2001      1.045          1.024            893,723

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2009      0.834          1.310            753,037
                                                       2008      1.213          0.834            824,852
                                                       2007      1.231          1.213          1,064,894
                                                       2006      1.130          1.231          1,181,242
                                                       2005      1.121          1.130          1,345,696
                                                       2004      1.033          1.121          1,472,120
                                                       2003      0.825          1.033          1,602,990
                                                       2002      0.868          0.825          1,194,393
                                                       2001      1.000          0.868            839,928

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.245          1.328                 --
                                                       2006      1.123          1.245            270,834
                                                       2005      1.090          1.123            242,937
                                                       2004      0.960          1.090            231,928
                                                       2003      0.688          0.960            199,188
                                                       2002      0.943          0.688             98,063
                                                       2001      1.000          0.943             17,285

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.524          1.598                 --
                                                       2006      1.314          1.524          1,895,433
                                                       2005      1.286          1.314          2,164,713
                                                       2004      1.209          1.286          2,300,837
                                                       2003      0.885          1.209          2,565,201
                                                       2002      1.203          0.885          2,739,327
                                                       2001      1.000          1.203          1,631,911

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.604          1.666                 --
                                                       2006      1.393          1.604            324,188
                                                       2005      1.373          1.393            307,439
                                                       2004      1.241          1.373            139,195
                                                       2003      1.000          1.241             69,924

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.793          1.975                 --
                                                       2006      1.627          1.793            700,110
                                                       2005      1.531          1.627            746,672
                                                       2004      1.256          1.531            579,899
                                                       2003      1.000          1.256            184,059

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      0.988          1.035                 --
                                                       2006      0.934          0.988            825,415

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.636          0.745            907,154
                                                       2008      1.033          0.636            852,005
                                                       2007      1.027          1.033            924,596

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.585          0.777            369,314
                                                       2008      1.020          0.585            502,619
                                                       2007      1.218          1.020            566,490
                                                       2006      1.003          1.218            627,104

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.965          1.223             69,316
                                                       2008      1.314          0.965            135,692
                                                       2007      1.351          1.314            156,252
                                                       2006      1.269          1.351             90,298

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      0.646          0.986            506,819
                                                       2008      1.109          0.646            563,404
                                                       2007      1.139          1.109            698,065
                                                       2006      1.035          1.139            573,755

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      0.491          0.690            581,308
                                                       2008      0.859          0.491            644,062
                                                       2007      0.671          0.859            631,493
                                                       2006      0.655          0.671            386,705

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.686          0.921             23,527
                                                       2008      1.132          0.686             60,552
                                                       2007      1.279          1.132             57,590

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.684          0.796            681,277
                                                       2008      1.094          0.684            846,903
                                                       2007      1.074          1.094          1,049,874
                                                       2006      1.001          1.074          1,018,696

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.636          0.790            841,338
                                                       2008      1.058          0.636            973,382
                                                       2007      1.071          1.058          1,093,984
                                                       2006      1.015          1.071            127,962

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.594          0.564                 --
                                                       2008      1.055          0.594            121,428
                                                       2007      0.960          1.055            132,352
                                                       2006      0.973          0.960            174,184

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.853          1.125             61,008
                                                       2008      1.415          0.853              9,566
                                                       2007      1.294          1.415             16,629
                                                       2006      1.305          1.294                928

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.467          2.435            343,576
                                                       2008      3.208          1.467            267,117

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      0.880          1.137            163,462
                                                       2008      1.554          0.880            222,502
                                                       2007      1.482          1.554            190,980

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.101          1.279          1,073,849
                                                       2008      1.200          1.101            950,841
                                                       2007      1.135          1.200            598,799

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      1.068          1.300            241,072
                                                       2008      1.619          1.068              3,861
                                                       2007      1.570          1.619              4,709
                                                       2006      1.462          1.570              4,714

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.173          1.294                 --
                                                       2006      1.116          1.173              6,324

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.318          1.723          1,008,270
                                                       2008      1.503          1.318            288,029
                                                       2007      1.435          1.503            294,839
                                                       2006      1.388          1.435            179,394

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.674          0.838            796,549
                                                       2008      0.979          0.674            848,317
                                                       2007      1.027          0.979            938,230
                                                       2006      1.003          1.027            406,832

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.366          0.536            736,319
                                                       2008      0.686          0.366            864,473
                                                       2007      0.580          0.686          1,013,548
                                                       2006      0.595          0.580          1,083,760

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2009      1.208          1.297            561,066
                                                       2008      1.276          1.208            694,292
                                                       2007      1.224          1.276            896,033
                                                       2006      1.181          1.224            909,537

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.424          0.419                 --
                                                       2008      0.723          0.424            460,070
                                                       2007      0.737          0.723            486,918
                                                       2006      0.718          0.737            161,739

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.460          0.480                 --
                                                       2008      0.849          0.460          1,057,641
                                                       2007      0.832          0.849          1,317,625
                                                       2006      0.822          0.832          1,654,099

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.824          0.985            533,193
                                                       2008      1.375          0.824            590,695
                                                       2007      1.345          1.375            755,426
                                                       2006      1.313          1.345            965,606

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2009      0.563          0.774            818,103
                                                       2008      0.850          0.563            881,884

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.628          0.811            121,020
                                                       2008      1.074          0.628             14,940
                                                       2007      1.059          1.074             50,324
                                                       2006      1.002          1.059             59,683

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.908          1.075            136,767
                                                       2008      1.080          0.908            107,000
                                                       2007      1.041          1.080            128,604
                                                       2006      1.001          1.041                 --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.831          1.009            900,683
                                                       2008      1.079          0.831            221,749
                                                       2007      1.048          1.079            450,376
                                                       2006      1.002          1.048            116,832

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.756          0.940          1,218,224
                                                       2008      1.079          0.756          1,178,671
                                                       2007      1.053          1.079          2,094,626
                                                       2006      1.002          1.053          1,361,453

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.688          0.872            452,880
                                                       2008      1.079          0.688            390,387
                                                       2007      1.058          1.079            390,395
                                                       2006      1.002          1.058            643,333

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      1.146          1.332          9,491,992
                                                       2008      1.502          1.146          9,827,561
                                                       2007      1.468          1.502         11,715,396
                                                       2006      1.375          1.468         12,781,425

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      1.097          1.302                 --
                                                       2008      1.474          1.097                 --
                                                       2007      1.395          1.474            655,898
                                                       2006      1.264          1.395            561,634

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.640          0.878            259,125
                                                       2008      1.096          0.640            225,877
                                                       2007      1.050          1.096            207,391
                                                       2006      0.996          1.050            414,055

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.652          0.916            696,673
                                                       2008      1.144          0.652            795,275
                                                       2007      1.067          1.144          1,031,603
                                                       2006      0.998          1.067          1,100,035

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.109          1.130                 --
                                                       2006      1.121          1.109            607,213
                                                       2005      1.118          1.121            584,691
                                                       2004      1.045          1.118            966,189
                                                       2003      1.000          1.045             66,862

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.349          1.393                 --
                                                       2008      1.310          1.349          3,478,390
                                                       2007      1.227          1.310          3,699,723
                                                       2006      1.203          1.227          3,985,351
                                                       2005      1.195          1.203          4,221,279
                                                       2004      1.160          1.195          4,288,696
                                                       2003      1.125          1.160          4,958,737
                                                       2002      1.050          1.125          7,601,486
                                                       2001      1.000          1.050          1,040,045

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.377          1.490                 --
                                                       2006      1.098          1.377            212,109
                                                       2005      0.996          1.098            158,085
                                                       2004      0.873          0.996            146,052
                                                       2003      0.691          0.873            211,713
                                                       2002      0.855          0.691            322,648
                                                       2001      1.000          0.855             86,605

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.923          2.052                 --
                                                       2006      1.669          1.923            425,127
                                                       2005      1.588          1.669            471,617
                                                       2004      1.281          1.588            472,818
                                                       2003      0.871          1.281            579,882
                                                       2002      1.086          0.871            660,876
                                                       2001      1.000          1.086            141,792

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.914          0.973                 --
                                                       2005      0.856          0.914            182,430
                                                       2004      0.818          0.856            171,322
                                                       2003      0.644          0.818            221,463
                                                       2002      0.862          0.644            139,857
                                                       2001      1.000          0.862            898,773

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (11/99).........  2006      1.250          1.313                 --
                                                       2005      1.218          1.250            995,006
                                                       2004      1.129          1.218          1,068,502
                                                       2003      0.876          1.129          1,009,582
                                                       2002      1.037          0.876          1,084,598
                                                       2001      1.099          1.037            993,080

  Travelers Large Cap Subaccount (11/99).............  2006      0.798          0.822                 --
                                                       2005      0.747          0.798            781,209
                                                       2004      0.714          0.747            869,453
                                                       2003      0.583          0.714            855,552
                                                       2002      0.769          0.583            677,781
                                                       2001      0.864          0.769            439,291

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.076          1.143                 --
                                                       2005      1.000          1.076             44,303

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.029          1.033                 --
                                                       2005      1.000          1.029                 --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.045          1.081                 --
                                                       2005      1.000          1.045            219,969

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.063          1.109                 --
                                                       2005      1.000          1.063            467,697

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.036          1.056                 --
                                                       2005      1.000          1.036            110,884

  Travelers Managed Income Subaccount (11/99)........  2006      1.193          1.181                 --
                                                       2005      1.198          1.193          1,038,118
                                                       2004      1.186          1.198          1,266,267
                                                       2003      1.114          1.186          2,059,888
                                                       2002      1.110          1.114          1,274,340
                                                       2001      1.000          1.110            638,920

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      0.881          0.934                 --
                                                       2005      0.800          0.881            861,839
                                                       2004      0.703          0.800            783,000
                                                       2003      0.591          0.703            735,879
                                                       2002      0.803          0.591            698,259
                                                       2001      0.951          0.803            662,621

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      0.563          0.595                 --
                                                       2005      0.556          0.563          1,109,072
                                                       2004      0.496          0.556            224,455
                                                       2003      0.369          0.496            243,051
                                                       2002      0.734          0.369            281,572
                                                       2001      0.847          0.734            107,322

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.333          1.375                 --
                                                       2005      1.318          1.333         12,449,370
                                                       2004      1.204          1.318         11,916,507
                                                       2003      1.052          1.204         10,454,732
                                                       2002      1.131          1.052          7,548,788
                                                       2001      1.155          1.131          3,547,177

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.170          1.264                 --
                                                       2005      1.119          1.170            421,453
                                                       2004      1.000          1.119                 --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      0.902          1.035                 --
                                                       2005      0.838          0.902            380,664
                                                       2004      0.737          0.838            222,987
                                                       2003      0.584          0.737            138,766
                                                       2002      0.683          0.584             53,081
                                                       2001      0.891          0.683             25,354

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.379          1.462                 --
                                                       2005      1.325          1.379              6,594
                                                       2004      1.214          1.325              6,543
                                                       2003      1.000          1.214                 --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.061          1.116                 --
                                                       2005      1.000          1.061              2,137

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.375          1.388                 --
                                                       2005      1.350          1.375            138,929
                                                       2004      1.239          1.350             27,029
                                                       2003      1.055          1.239              2,981
                                                       2002      1.015          1.055             17,525
                                                       2001      1.031          1.015              7,608

  Travelers Strategic Equity Subaccount (11/99)......  2006      0.725          0.756                 --
                                                       2005      0.724          0.725          1,169,009
                                                       2004      0.668          0.724          1,352,969
                                                       2003      0.513          0.668          1,595,899
                                                       2002      0.787          0.513          1,454,962
                                                       2001      0.916          0.787          1,336,240

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.134          1.305                 --
                                                       2005      1.000          1.134                 --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.269                 --
                                                       2005      1.000          1.107              9,121

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      0.692          0.718                 --
                                                       2005      0.653          0.692            142,322
                                                       2004      0.641          0.653            162,682
                                                       2003      0.519          0.641            211,308
                                                       2002      0.748          0.519            239,297
                                                       2001      0.819          0.748            269,829

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (11/99)............................................  2008      0.889          0.445                 --
                                                       2007      0.774          0.889          1,041,877
                                                       2006      0.766          0.774          1,012,027
                                                       2005      0.722          0.766          1,132,121
                                                       2004      0.687          0.722          1,326,872
                                                       2003      0.549          0.687          1,838,477
                                                       2002      0.829          0.549          2,153,337
                                                       2001      1.026          0.829          1,864,780




           VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 1.85%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.257          1.313                --
                                                       2005      1.224          1.257            85,963
                                                       2004      1.121          1.224            83,568
                                                       2003      1.000          1.121                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.312          1.279                --
                                                       2005      1.163          1.312             9,868
                                                       2004      1.094          1.163             9,271
                                                       2003      1.000          1.094                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.195          1.670           227,881
                                                       2008      1.976          1.195           196,025
                                                       2007      1.753          1.976           322,640
                                                       2006      1.483          1.753           396,878
                                                       2005      1.324          1.483           366,359
                                                       2004      1.188          1.324           417,808
                                                       2003      1.000          1.188                --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.951          1.301           328,613
                                                       2008      1.729          0.951           360,971
                                                       2007      1.568          1.729           501,271
                                                       2006      1.449          1.568           615,511
                                                       2005      1.270          1.449           608,021
                                                       2004      1.150          1.270           756,462
                                                       2003      1.000          1.150            44,022

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      0.919          1.184           736,770
                                                       2008      1.507          0.919           805,816
                                                       2007      1.461          1.507         1,935,341
                                                       2006      1.292          1.461         2,097,027
                                                       2005      1.244          1.292         2,116,141
                                                       2004      1.148          1.244         1,961,278
                                                       2003      1.000          1.148             6,912

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.560          1.542                --
                                                       2005      1.344          1.560            69,179
                                                       2004      1.146          1.344                --
                                                       2003      1.000          1.146                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      1.552          2.021                --
                                                       2005      1.475          1.552           129,943
                                                       2004      1.144          1.475                --
                                                       2003      1.000          1.144                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.302          1.415                --
                                                       2005      1.204          1.302            22,102
                                                       2004      1.074          1.204            11,520
                                                       2003      1.000          1.074                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.299          1.447                --
                                                       2005      1.202          1.299            23,557
                                                       2004      1.067          1.202                --
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2009      1.056          1.406           102,403
                                                       2008      1.874          1.056           115,571
                                                       2007      1.625          1.874           172,925
                                                       2006      1.483          1.625           178,089
                                                       2005      1.293          1.483           166,938
                                                       2004      1.142          1.293            92,965
                                                       2003      1.000          1.142                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2009      1.259          1.727            98,387
                                                       2008      2.124          1.259           124,459
                                                       2007      1.876          2.124           235,956
                                                       2006      1.700          1.876           243,628
                                                       2005      1.467          1.700           239,727
                                                       2004      1.199          1.467            67,419
                                                       2003      1.000          1.199                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2009      0.857          1.140           107,366
                                                       2008      1.240          0.857            59,634
                                                       2007      1.218          1.240            83,538
                                                       2006      1.049          1.218            50,686
                                                       2005      1.000          1.049            10,523

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2009      0.884          1.245            24,110
                                                       2008      1.565          0.884            25,006
                                                       2007      1.434          1.565            26,045
                                                       2006      1.344          1.434            28,317
                                                       2005      1.306          1.344            28,324
                                                       2004      1.193          1.306            28,331
                                                       2003      1.000          1.193                --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.342          1.560                --
                                                       2005      1.236          1.342           258,171
                                                       2004      1.118          1.236            39,520
                                                       2003      1.000          1.118                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.077          2.797                --
                                                       2007      2.434          3.077           192,608
                                                       2006      1.936          2.434           188,869
                                                       2005      1.547          1.936           182,353
                                                       2004      1.264          1.547           126,742
                                                       2003      1.000          1.264                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      1.171          1.575            84,431
                                                       2008      2.001          1.171            98,471
                                                       2007      1.765          2.001           120,426
                                                       2006      1.481          1.765           154,849
                                                       2005      1.369          1.481           157,333
                                                       2004      1.176          1.369            84,521
                                                       2003      1.000          1.176                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.415          1.692                --
                                                       2005      1.324          1.415            86,958
                                                       2004      1.162          1.324                --
                                                       2003      1.000          1.162                --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2009      1.089          1.544                --
                                                       2008      1.976          1.089                --
                                                       2007      1.653          1.976                --
                                                       2006      1.486          1.653                --
                                                       2005      1.351          1.486                --
                                                       2004      1.143          1.351                --
                                                       2003      1.000          1.143                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.352          1.514                --
                                                       2005      1.324          1.352            18,870
                                                       2004      1.174          1.324             8,143
                                                       2003      1.000          1.174                --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.280          1.361                --
                                                       2006      1.214          1.280            22,995
                                                       2005      1.164          1.214            22,997
                                                       2004      1.152          1.164            24,908
                                                       2003      1.000          1.152                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Global Equity Subaccount
  (10/02)............................................  2009      0.867          1.028           163,599
                                                       2008      1.504          0.867           167,784
                                                       2007      1.461          1.504           472,646
                                                       2006      1.292          1.461           536,160
                                                       2005      1.235          1.292           497,239
                                                       2004      1.141          1.235            88,305
                                                       2003      1.000          1.141                --

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2009      0.837          1.106           189,411
                                                       2008      1.431          0.837           201,877
                                                       2007      1.436          1.431           214,020
                                                       2006      1.345          1.436           241,614
                                                       2005      1.227          1.345           261,476
                                                       2004      1.137          1.227           360,887
                                                       2003      1.000          1.137            24,476

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2009      1.020          1.222           139,786
                                                       2008      1.469          1.020           124,017
                                                       2007      1.381          1.469           126,442
                                                       2006      1.225          1.381           129,968
                                                       2005      1.197          1.225           129,446
                                                       2004      1.120          1.197            99,001
                                                       2003      1.000          1.120            25,015

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.941          0.925                --
                                                       2008      1.358          0.941            21,645
                                                       2007      1.361          1.358            23,821

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2009      0.774          1.066           369,801
                                                       2008      1.363          0.774           370,029
                                                       2007      1.363          1.363           724,108
                                                       2006      1.222          1.363           772,407
                                                       2005      1.183          1.222           807,879
                                                       2004      1.130          1.183           890,278
                                                       2003      1.000          1.130           365,894

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2009      0.930          1.114            25,686
                                                       2008      1.326          0.930            28,973
                                                       2007      1.269          1.326            30,735
                                                       2006      1.096          1.269            35,893
                                                       2005      1.119          1.096            34,917
                                                       2004      1.102          1.119            33,555
                                                       2003      1.000          1.102                --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2009      0.824          0.992            79,818
                                                       2008      1.290          0.824            79,882
                                                       2007      1.247          1.290            88,806
                                                       2006      1.150          1.247            88,855
                                                       2005      1.124          1.150            88,909
                                                       2004      1.090          1.124            88,964
                                                       2003      1.000          1.090                --

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (11/99).......................  2009      0.907          1.152           171,979
                                                       2008      1.457          0.907           190,799
                                                       2007      1.466          1.457           209,031
                                                       2006      1.278          1.466           267,488
                                                       2005      1.243          1.278           273,881
                                                       2004      1.170          1.243           503,336
                                                       2003      1.000          1.170            43,361

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)..................................  2009      0.973          1.190            11,883
                                                       2008      1.540          0.973            21,506
                                                       2007      1.510          1.540            21,521
                                                       2006      1.301          1.510            22,513
                                                       2005      1.244          1.301            23,614
                                                       2004      1.148          1.244            24,790
                                                       2003      1.000          1.148                --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.778          1.087            29,954
                                                       2008      1.263          0.778            29,981
                                                       2007      1.222          1.263            30,004
                                                       2006      1.190          1.222            30,024
                                                       2005      1.152          1.190            28,787
                                                       2004      1.170          1.152            21,752
                                                       2003      1.000          1.170                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2009      1.007          1.343            60,067
                                                       2008      1.584          1.007            65,594
                                                       2007      1.506          1.584            68,656
                                                       2006      1.336          1.506            74,121
                                                       2005      1.257          1.336            74,707
                                                       2004      1.159          1.257            74,720
                                                       2003      1.000          1.159            21,686

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2009      1.002          1.404            55,440
                                                       2008      1.722          1.002            66,582
                                                       2007      1.594          1.722            70,817
                                                       2006      1.440          1.594            54,439
                                                       2005      1.399          1.440            47,318
                                                       2004      1.238          1.399            49,869
                                                       2003      1.000          1.238            23,159

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.894          0.870                --
                                                       2008      1.458          0.894           138,010
                                                       2007      1.415          1.458           148,013
                                                       2006      1.252          1.415           193,468
                                                       2005      1.224          1.252           193,468
                                                       2004      1.131          1.224           149,335
                                                       2003      1.000          1.131                --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.319          1.341                --
                                                       2006      1.197          1.319            24,346
                                                       2005      1.177          1.197            24,242
                                                       2004      1.123          1.177             2,186
                                                       2003      1.000          1.123                --

Legg Mason Partners Variable Income Trust
  LMPVIT Money Market Subaccount (11/99).............  2009      1.060          1.042            25,686
                                                       2008      1.052          1.060           331,701
                                                       2007      1.021          1.052           140,649
                                                       2006      0.994          1.021           155,864
                                                       2005      0.985          0.994            81,623
                                                       2004      0.995          0.985                --
                                                       2003      1.000          0.995                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.784          0.903            10,692
                                                       2008      1.013          0.784            10,692
                                                       2007      1.018          1.013            10,692
                                                       2006      0.996          1.018            10,692
                                                       2005      0.991          0.996            10,692
                                                       2004      0.998          0.991                --
                                                       2003      1.000          0.998                --

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2009      0.981          1.149            10,938
                                                       2008      1.156          0.981            25,633
                                                       2007      1.155          1.156            32,785
                                                       2006      1.116          1.155            33,183
                                                       2005      1.109          1.116            32,134
                                                       2004      1.058          1.109             9,681
                                                       2003      1.000          1.058             5,840

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2009      0.888          1.394            27,120
                                                       2008      1.291          0.888            27,723
                                                       2007      1.312          1.291            29,834
                                                       2006      1.204          1.312            55,585
                                                       2005      1.195          1.204            60,359
                                                       2004      1.102          1.195            39,236
                                                       2003      1.000          1.102             5,662

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.600          1.707                --
                                                       2006      1.444          1.600            18,293
                                                       2005      1.402          1.444            17,576
                                                       2004      1.236          1.402            16,686
                                                       2003      1.000          1.236                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.475          1.546                --
                                                       2006      1.272          1.475            10,131
                                                       2005      1.245          1.272            10,131
                                                       2004      1.171          1.245            11,919
                                                       2003      1.000          1.171                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.473          1.529                --
                                                       2006      1.279          1.473           153,794
                                                       2005      1.262          1.279           142,440
                                                       2004      1.141          1.262            83,033
                                                       2003      1.000          1.141             1,380

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.649          1.816                --
                                                       2006      1.497          1.649           404,632
                                                       2005      1.409          1.497           390,551
                                                       2004      1.157          1.409           213,454
                                                       2003      1.000          1.157            21,860

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.531          1.604                --
                                                       2006      1.448          1.531                --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.985          1.152                --
                                                       2008      1.600          0.985                --
                                                       2007      1.590          1.600                --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.584          0.775               136
                                                       2008      1.019          0.584               138
                                                       2007      1.218          1.019            58,564
                                                       2006      1.003          1.218           310,322

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.963          1.220             2,482
                                                       2008      1.312          0.963             2,484
                                                       2007      1.350          1.312             2,486
                                                       2006      1.268          1.350                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      1.013          1.546            70,829
                                                       2008      1.741          1.013            76,457
                                                       2007      1.789          1.741            86,934
                                                       2006      1.626          1.789            87,440

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      1.154          1.622             7,844
                                                       2008      2.021          1.154             2,595
                                                       2007      1.579          2.021                --
                                                       2006      1.542          1.579                --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.685          0.919                --
                                                       2008      1.131          0.685                --
                                                       2007      1.278          1.131                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.683          0.794           354,090
                                                       2008      1.093          0.683           426,488
                                                       2007      1.074          1.093           503,447
                                                       2006      1.001          1.074           403,250

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.635          0.789           205,212
                                                       2008      1.057          0.635           324,370
                                                       2007      1.070          1.057           523,815
                                                       2006      1.015          1.070                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.824          0.783                --
                                                       2008      1.464          0.824           155,432
                                                       2007      1.332          1.464           150,905
                                                       2006      1.351          1.332           152,266

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.852          1.122                --
                                                       2008      1.413          0.852            14,217
                                                       2007      1.292          1.413                --
                                                       2006      1.304          1.292                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.281          2.125            38,350
                                                       2008      2.801          1.281            22,733

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.188          1.534            20,374
                                                       2008      2.099          1.188                --
                                                       2007      2.002          2.099            37,791

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.100          1.278            86,632
                                                       2008      1.200          1.100            82,526
                                                       2007      1.135          1.200            84,984

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      0.990          1.204            39,393
                                                       2008      1.502          0.990            37,407
                                                       2007      1.457          1.502            37,413
                                                       2006      1.357          1.457            38,058

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.172          1.293                --
                                                       2006      1.115          1.172                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.146          1.497           140,023
                                                       2008      1.308          1.146           126,894
                                                       2007      1.249          1.308            97,421
                                                       2006      1.208          1.249            93,819

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.674          0.836           133,412
                                                       2008      0.978          0.674           202,001
                                                       2007      1.027          0.978           321,269
                                                       2006      1.003          1.027            75,116

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.833          1.220                --
                                                       2008      1.563          0.833                --
                                                       2007      1.323          1.563                --
                                                       2006      1.357          1.323                --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2009      1.047          1.123           120,235
                                                       2008      1.106          1.047            97,992
                                                       2007      1.061          1.106           102,230
                                                       2006      1.024          1.061           105,475

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.747          0.738                --
                                                       2008      1.273          0.747             2,592
                                                       2007      1.297          1.273             2,784
                                                       2006      1.264          1.297             2,902

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.722          0.753                --
                                                       2008      1.334          0.722                --
                                                       2007      1.307          1.334                --
                                                       2006      1.292          1.307                --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.825          0.985            51,008
                                                       2008      1.377          0.825            51,630
                                                       2007      1.348          1.377            57,807
                                                       2006      1.316          1.348            61,266

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2009      0.912          1.253             4,467
                                                       2008      1.377          0.912             4,471

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.627          0.810                --
                                                       2008      1.073          0.627                --
                                                       2007      1.059          1.073                --
                                                       2006      1.002          1.059                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.907          1.073                --
                                                       2008      1.079          0.907                --
                                                       2007      1.041          1.079                --
                                                       2006      1.001          1.041                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.829          1.007           448,087
                                                       2008      1.078          0.829           448,099
                                                       2007      1.047          1.078            27,695
                                                       2006      1.002          1.047            27,695

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.755          0.938           251,179
                                                       2008      1.078          0.755           251,316
                                                       2007      1.053          1.078           251,440
                                                       2006      1.002          1.053           251,551

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.687          0.870           563,253
                                                       2008      1.078          0.687           563,315
                                                       2007      1.058          1.078           492,221
                                                       2006      1.002          1.058           449,736

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      1.025          1.191           287,576
                                                       2008      1.344          1.025           314,857
                                                       2007      1.314          1.344           352,243
                                                       2006      1.231          1.314           391,019

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      1.091          1.295                --
                                                       2008      1.472          1.091                --
                                                       2007      1.393          1.472           116,052
                                                       2006      1.262          1.393            99,473

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.639          0.877           141,268
                                                       2008      1.095          0.639           145,760
                                                       2007      1.049          1.095           153,330
                                                       2006      0.996          1.049           160,161

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.651          0.914            12,362
                                                       2008      1.143          0.651            12,086
                                                       2007      1.067          1.143            52,036
                                                       2006      0.998          1.067            12,421

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.109          1.130                --
                                                       2006      1.122          1.109           128,903
                                                       2005      1.119          1.122           140,482
                                                       2004      1.047          1.119           111,926
                                                       2003      1.000          1.047             1,446

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.189          1.227                --
                                                       2008      1.156          1.189         1,070,964
                                                       2007      1.082          1.156           355,704
                                                       2006      1.062          1.082           381,793
                                                       2005      1.056          1.062           349,936
                                                       2004      1.025          1.056            81,069
                                                       2003      1.000          1.025            25,954

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.861          2.013                --
                                                       2006      1.484          1.861                --
                                                       2005      1.348          1.484                --
                                                       2004      1.181          1.348                --
                                                       2003      1.000          1.181                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.855          1.979                --
                                                       2006      1.611          1.855           173,408
                                                       2005      1.533          1.611           174,164
                                                       2004      1.237          1.533           243,645
                                                       2003      1.000          1.237                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.270          1.351                --
                                                       2005      1.189          1.270           152,266
                                                       2004      1.138          1.189           152,252
                                                       2003      1.000          1.138                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.254          1.316                --
                                                       2005      1.223          1.254            39,678
                                                       2004      1.133          1.223            33,990
                                                       2003      1.000          1.133                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.254          1.292                --
                                                       2005      1.176          1.254                --
                                                       2004      1.124          1.176                --
                                                       2003      1.000          1.124                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.076          1.143                --
                                                       2005      1.000          1.076                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.029          1.032                --
                                                       2005      1.000          1.029                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.044          1.081                --
                                                       2005      1.000          1.044           125,731

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.063          1.108                --
                                                       2005      1.000          1.063           406,528

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.036          1.055                --
                                                       2005      1.000          1.036            26,298

  Travelers Managed Income Subaccount (11/99)........  2006      1.035          1.024                --
                                                       2005      1.040          1.035            84,690
                                                       2004      1.030          1.040            84,706
                                                       2003      1.000          1.030            72,590

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.365          1.448                --
                                                       2005      1.241          1.365                --
                                                       2004      1.091          1.241                --
                                                       2003      1.000          1.091                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.284          1.357                --
                                                       2005      1.269          1.284                --
                                                       2004      1.133          1.269                --
                                                       2003      1.000          1.133                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.194          1.231                --
                                                       2005      1.181          1.194           367,601
                                                       2004      1.080          1.181           234,176
                                                       2003      1.000          1.080             8,740

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.169          1.262                --
                                                       2005      1.119          1.169           154,706
                                                       2004      1.000          1.119            67,350

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.417          1.626                --
                                                       2005      1.318          1.417            84,163
                                                       2004      1.160          1.318            54,646
                                                       2003      1.000          1.160            21,973

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.280          1.357                --
                                                       2005      1.231          1.280            38,066
                                                       2004      1.128          1.231            12,985
                                                       2003      1.000          1.128                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.061          1.115                --
                                                       2005      1.000          1.061                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.197          1.208                --
                                                       2005      1.176          1.197            89,190
                                                       2004      1.080          1.176                --
                                                       2003      1.000          1.080                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.211          1.263                --
                                                       2005      1.209          1.211                --
                                                       2004      1.118          1.209                --
                                                       2003      1.000          1.118                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.134          1.304                --
                                                       2005      1.000          1.134                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.268                --
                                                       2005      1.000          1.107                --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.219          1.264                --
                                                       2005      1.152          1.219             3,010
                                                       2004      1.129          1.152                --
                                                       2003      1.000          1.129                --

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (11/99)............................................  2008      1.441          0.722                --
                                                       2007      1.255          1.441             4,474
                                                       2006      1.243          1.255            27,729
                                                       2005      1.173          1.243            27,732
                                                       2004      1.116          1.173             4,483
                                                       2003      1.000          1.116                --




           VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 1.90%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.011          1.056               --
                                                       2005      1.000          1.011               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.159          1.130               --
                                                       2005      1.000          1.159               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.901          1.259          176,849
                                                       2008      1.491          0.901          190,852
                                                       2007      1.324          1.491          234,135
                                                       2006      1.120          1.324          217,417
                                                       2005      1.000          1.120          179,303

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.751          1.028          443,485
                                                       2008      1.367          0.751          454,456
                                                       2007      1.240          1.367          508,618
                                                       2006      1.147          1.240          504,864
                                                       2005      1.000          1.147          366,448

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      0.740          0.953          453,586
                                                       2008      1.214          0.740          455,837
                                                       2007      1.178          1.214          512,162
                                                       2006      1.042          1.178          512,988
                                                       2005      1.000          1.042          429,313

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.169          1.156               --
                                                       2005      1.000          1.169               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      1.087          1.415               --
                                                       2005      1.000          1.087           75,854

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.080          1.173               --
                                                       2005      1.000          1.080               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.106          1.232               --
                                                       2005      1.000          1.106               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2009      0.807          1.074           22,361
                                                       2008      1.433          0.807           22,381
                                                       2007      1.243          1.433           14,639
                                                       2006      1.136          1.243           14,645
                                                       2005      1.000          1.136            9,435

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2009      0.844          1.158           63,475
                                                       2008      1.425          0.844           67,388
                                                       2007      1.259          1.425           85,363
                                                       2006      1.142          1.259           85,825
                                                       2005      1.000          1.142           33,594

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2009      0.855          1.138          126,387
                                                       2008      1.239          0.855          123,003
                                                       2007      1.217          1.239          108,064
                                                       2006      1.049          1.217          108,091
                                                       2005      1.000          1.049           43,904

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2009      0.693          0.976           15,224
                                                       2008      1.227          0.693           15,264
                                                       2007      1.125          1.227           14,539
                                                       2006      1.055          1.125           14,820
                                                       2005      1.000          1.055           14,565

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.083          1.258               --
                                                       2005      1.000          1.083          162,991

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      1.924          1.748               --
                                                       2007      1.523          1.924           68,269
                                                       2006      1.211          1.523           50,743
                                                       2005      1.000          1.211           13,648

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      0.849          1.141          110,227
                                                       2008      1.451          0.849          126,501
                                                       2007      1.281          1.451          143,619
                                                       2006      1.075          1.281          140,740
                                                       2005      1.000          1.075           34,061

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.065          1.273               --
                                                       2005      1.000          1.065            9,151

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2009      0.809          1.147               --
                                                       2008      1.469          0.809               --
                                                       2007      1.230          1.469               --
                                                       2006      1.107          1.230               --
                                                       2005      1.000          1.107               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.032          1.155               --
                                                       2005      1.000          1.032               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.101          1.171               --
                                                       2006      1.046          1.101               --
                                                       2005      1.000          1.046               --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Global Equity Subaccount
  (10/02)............................................  2009      0.707          0.839          264,490
                                                       2008      1.229          0.707          265,582
                                                       2007      1.194          1.229          286,954
                                                       2006      1.056          1.194          282,605
                                                       2005      1.000          1.056          219,327

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2009      0.690          0.911           37,114
                                                       2008      1.181          0.690           32,897
                                                       2007      1.186          1.181           34,148
                                                       2006      1.111          1.186           18,791
                                                       2005      1.000          1.111            2,899

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2009      0.844          1.012           32,395
                                                       2008      1.218          0.844            8,387
                                                       2007      1.145          1.218            8,391
                                                       2006      1.016          1.145            8,391
                                                       2005      1.000          1.016            9,599

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.801          0.788               --
                                                       2008      1.157          0.801           25,337
                                                       2007      1.160          1.157           25,337

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2009      0.661          0.910          110,817
                                                       2008      1.165          0.661          110,912
                                                       2007      1.166          1.165          157,151
                                                       2006      1.046          1.166          329,355
                                                       2005      1.000          1.046          319,415

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2009      0.831          0.996               --
                                                       2008      1.186          0.831               --
                                                       2007      1.136          1.186               --
                                                       2006      0.982          1.136               --
                                                       2005      1.000          0.982               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2009      0.738          0.888          284,427
                                                       2008      1.156          0.738          284,534
                                                       2007      1.119          1.156          284,544
                                                       2006      1.032          1.119          284,552
                                                       2005      1.000          1.032          211,715

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (11/99).......................  2009      0.738          0.937            6,238
                                                       2008      1.186          0.738            6,249
                                                       2007      1.194          1.186            6,258
                                                       2006      1.042          1.194            6,270
                                                       2005      1.000          1.042            3,545

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)..................................  2009      0.783          0.957            2,659
                                                       2008      1.240          0.783            2,663
                                                       2007      1.217          1.240            2,667
                                                       2006      1.049          1.217            2,670
                                                       2005      1.000          1.049            2,673

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.690          0.964           25,534
                                                       2008      1.121          0.690           25,545
                                                       2007      1.086          1.121           35,844
                                                       2006      1.058          1.086           35,852
                                                       2005      1.000          1.058           35,861

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2009      0.806          1.076            2,731
                                                       2008      1.269          0.806            2,737
                                                       2007      1.208          1.269            2,743
                                                       2006      1.072          1.208            2,751
                                                       2005      1.000          1.072            2,312

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.749          1.049           29,903
                                                       2008      1.287          0.749           29,903
                                                       2007      1.192          1.287           41,790
                                                       2006      1.078          1.192               --
                                                       2005      1.000          1.078               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.734          0.713               --
                                                       2008      1.196          0.734           11,922
                                                       2007      1.162          1.196           11,929
                                                       2006      1.029          1.162           11,936
                                                       2005      1.000          1.029            8,096

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.124          1.142               --
                                                       2006      1.021          1.124           25,337
                                                       2005      1.000          1.021               --

Legg Mason Partners Variable Income Trust
  LMPVIT Money Market Subaccount (11/99).............  2009      1.073          1.055           11,379
                                                       2008      1.066          1.073           97,939
                                                       2007      1.036          1.066               --
                                                       2006      1.009          1.036               --
                                                       2005      1.000          1.009               --

  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.789          0.908               --
                                                       2008      1.020          0.789           10,595
                                                       2007      1.025          1.020           10,595
                                                       2006      1.004          1.025           10,595
                                                       2005      1.000          1.004           10,595

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2009      0.875          1.025               --
                                                       2008      1.033          0.875               --
                                                       2007      1.032          1.033               --
                                                       2006      0.998          1.032               --
                                                       2005      1.000          0.998               --

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2009      0.736          1.155           26,057
                                                       2008      1.072          0.736           26,068
                                                       2007      1.089          1.072           36,578
                                                       2006      1.000          1.089           36,587
                                                       2005      1.000          1.000           36,596

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.194          1.273               --
                                                       2006      1.078          1.194           41,796
                                                       2005      1.000          1.078               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.201          1.259               --
                                                       2006      1.036          1.201               --
                                                       2005      1.000          1.036               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.182          1.227               --
                                                       2006      1.027          1.182          115,957
                                                       2005      1.000          1.027          108,174

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.185          1.305               --
                                                       2006      1.076          1.185           55,177
                                                       2005      1.000          1.076           52,974

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.225          1.283               --
                                                       2006      1.159          1.225               --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.787          0.920               --
                                                       2008      1.279          0.787               --
                                                       2007      1.272          1.279               --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.584          0.774           52,698
                                                       2008      1.018          0.584           77,047
                                                       2007      1.218          1.018          106,262
                                                       2006      1.003          1.218           92,204

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.961          1.217               --
                                                       2008      1.310          0.961               --
                                                       2007      1.348          1.310               --
                                                       2006      1.268          1.348               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      0.764          1.166           61,576
                                                       2008      1.314          0.764           73,965
                                                       2007      1.351          1.314           70,077
                                                       2006      1.229          1.351           50,924

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      0.864          1.214            9,863
                                                       2008      1.514          0.864           31,225
                                                       2007      1.183          1.514               --
                                                       2006      1.156          1.183               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.684          0.917               --
                                                       2008      1.129          0.684               --
                                                       2007      1.277          1.129               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.683          0.793          339,760
                                                       2008      1.093          0.683          368,040
                                                       2007      1.074          1.093          403,059
                                                       2006      1.001          1.074          231,203

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.634          0.787           28,499
                                                       2008      1.056          0.634           43,072
                                                       2007      1.070          1.056           61,135
                                                       2006      1.015          1.070               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.702          0.666               --
                                                       2008      1.247          0.702               --
                                                       2007      1.135          1.247               --
                                                       2006      1.152          1.135               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.850          1.120               --
                                                       2008      1.411          0.850               --
                                                       2007      1.291          1.411               --
                                                       2006      1.304          1.291               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      0.801          1.327           53,438
                                                       2008      1.751          0.801           60,100

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      0.878          1.134               --
                                                       2008      1.553          0.878               --
                                                       2007      1.482          1.553               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      0.972          1.128           15,713
                                                       2008      1.061          0.972           18,711
                                                       2007      1.004          1.061           18,714

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      0.808          0.983               --
                                                       2008      1.227          0.808               --
                                                       2007      1.191          1.227               --
                                                       2006      1.110          1.191               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.171          1.291               --
                                                       2006      1.115          1.171               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      0.964          1.259           63,318
                                                       2008      1.101          0.964           54,617
                                                       2007      1.052          1.101           34,616
                                                       2006      1.018          1.052           34,623

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.673          0.835           40,673
                                                       2008      0.977          0.673           44,010
                                                       2007      1.027          0.977           62,752
                                                       2006      1.003          1.027           15,933

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.679          0.994           43,614
                                                       2008      1.275          0.679           44,987
                                                       2007      1.080          1.275           46,380
                                                       2006      1.108          1.080           38,929

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2009      1.000          1.073           40,453
                                                       2008      1.057          1.000           33,583
                                                       2007      1.016          1.057           31,117
                                                       2006      0.980          1.016           31,116

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.657          0.649               --
                                                       2008      1.120          0.657               --
                                                       2007      1.142          1.120               --
                                                       2006      1.114          1.142               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.620          0.646               --
                                                       2008      1.144          0.620           15,184
                                                       2007      1.122          1.144               --
                                                       2006      1.109          1.122               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.677          0.809           25,918
                                                       2008      1.132          0.677           25,930
                                                       2007      1.108          1.132           36,384
                                                       2006      1.082          1.108           36,393

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2009      0.789          1.083           10,704
                                                       2008      1.192          0.789           10,713

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.626          0.808               --
                                                       2008      1.072          0.626               --
                                                       2007      1.058          1.072               --
                                                       2006      1.002          1.058               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.905          1.071               --
                                                       2008      1.078          0.905               --
                                                       2007      1.041          1.078               --
                                                       2006      1.001          1.041               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.828          1.005          262,197
                                                       2008      1.077          0.828          262,206
                                                       2007      1.047          1.077          262,214
                                                       2006      1.002          1.047          262,221

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.754          0.937          142,369
                                                       2008      1.077          0.754           85,409
                                                       2007      1.052          1.077           53,095
                                                       2006      1.002          1.052           90,721

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.686          0.869          149,081
                                                       2008      1.077          0.686          149,081
                                                       2007      1.057          1.077          149,081
                                                       2006      1.002          1.057          149,081

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      0.867          1.007           90,757
                                                       2008      1.137          0.867          114,484
                                                       2007      1.113          1.137          113,886
                                                       2006      1.043          1.113          113,928

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      1.086          1.287               --
                                                       2008      1.305          1.086               --
                                                       2007      1.236          1.305           74,165
                                                       2006      1.120          1.236           44,940

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.638          0.875           24,771
                                                       2008      1.094          0.638           18,596
                                                       2007      1.049          1.094           19,074
                                                       2006      0.996          1.049           19,087

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.650          0.912            7,055
                                                       2008      1.142          0.650            7,646
                                                       2007      1.067          1.142            8,319
                                                       2006      0.998          1.067               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      0.981          0.999               --
                                                       2006      0.993          0.981           18,714
                                                       2005      1.000          0.993           19,964

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.119          1.155               --
                                                       2008      1.088          1.119          126,037
                                                       2007      1.020          1.088          139,474
                                                       2006      1.001          1.020          138,731
                                                       2005      1.000          1.001           96,251

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.377          1.490               --
                                                       2006      1.099          1.377               --
                                                       2005      1.000          1.099               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.216          1.297               --
                                                       2006      1.056          1.216           39,275
                                                       2005      1.000          1.056           13,937

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.083          1.152               --
                                                       2005      1.000          1.083               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.031          1.082               --
                                                       2005      1.000          1.031           36,401

  Travelers Large Cap Subaccount (11/99).............  2006      1.077          1.109               --
                                                       2005      1.000          1.077               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.075          1.142               --
                                                       2005      1.000          1.075               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.029          1.032               --
                                                       2005      1.000          1.029               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.044          1.080               --
                                                       2005      1.000          1.044               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.063          1.108               --
                                                       2005      1.000          1.063               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.036          1.055               --
                                                       2005      1.000          1.036          245,223

  Travelers Managed Income Subaccount (11/99)........  2006      0.991          0.980               --
                                                       2005      1.000          0.991               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.092          1.159               --
                                                       2005      1.000          1.092               --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.048          1.108               --
                                                       2005      1.000          1.048           29,365

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.011          1.043               --
                                                       2005      1.000          1.011           89,349

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.038          1.120               --
                                                       2005      1.000          1.038               --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.071          1.229               --
                                                       2005      1.000          1.071           47,400

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.047          1.110               --
                                                       2005      1.000          1.047               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.060          1.115               --
                                                       2005      1.000          1.060               --

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.009          1.018               --
                                                       2005      1.000          1.009           30,613

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.046          1.090               --
                                                       2005      1.000          1.046               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.134          1.304               --
                                                       2005      1.000          1.134               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.268               --
                                                       2005      1.000          1.106               --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.074          1.114               --
                                                       2005      1.000          1.074               --

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (11/99)............................................  2008      1.247          0.624               --
                                                       2007      1.087          1.247               --
                                                       2006      1.077          1.087               --
                                                       2005      1.000          1.077               --

           VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 1.95%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.254          1.309                --
                                                       2005      1.222          1.254           283,251
                                                       2004      1.120          1.222           119,207
                                                       2003      1.000          1.120            45,121

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.309          1.275                --
                                                       2005      1.162          1.309            61,934
                                                       2004      1.093          1.162            24,949
                                                       2003      1.000          1.093             2,838

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.189          1.659         1,792,550
                                                       2008      1.968          1.189         2,005,834
                                                       2007      1.747          1.968         2,071,354
                                                       2006      1.479          1.747         2,026,520
                                                       2005      1.322          1.479         2,029,126
                                                       2004      1.188          1.322           774,898
                                                       2003      1.000          1.188           106,893

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.946          1.293         4,803,077
                                                       2008      1.721          0.946         5,089,793
                                                       2007      1.562          1.721         5,836,689
                                                       2006      1.445          1.562         6,229,880
                                                       2005      1.268          1.445         5,994,994
                                                       2004      1.150          1.268         3,486,355
                                                       2003      1.000          1.150           101,350

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      0.914          1.177         5,265,624
                                                       2008      1.500          0.914         5,713,940
                                                       2007      1.456          1.500         6,887,822
                                                       2006      1.289          1.456         7,309,984
                                                       2005      1.242          1.289         7,417,625
                                                       2004      1.147          1.242         4,311,900
                                                       2003      1.000          1.147           286,040

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.556          1.538                --
                                                       2005      1.342          1.556            13,203
                                                       2004      1.145          1.342                --
                                                       2003      1.000          1.145                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      1.549          2.015                --
                                                       2005      1.473          1.549            33,377
                                                       2004      1.144          1.473                --
                                                       2003      1.000          1.144                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.299          1.412                --
                                                       2005      1.203          1.299            51,217
                                                       2004      1.074          1.203            51,560
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.297          1.444                --
                                                       2005      1.201          1.297           281,098
                                                       2004      1.067          1.201            39,689
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2009      1.050          1.397         1,688,585
                                                       2008      1.866          1.050         1,717,753
                                                       2007      1.619          1.866         1,620,037
                                                       2006      1.480          1.619         1,618,351
                                                       2005      1.291          1.480         1,321,376
                                                       2004      1.141          1.291           748,539
                                                       2003      1.000          1.141            44,231

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2009      1.252          1.716           676,881
                                                       2008      2.114          1.252           860,251
                                                       2007      1.870          2.114           931,670
                                                       2006      1.696          1.870           936,448
                                                       2005      1.465          1.696           889,199
                                                       2004      1.198          1.465           340,514
                                                       2003      1.000          1.198            16,825

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2009      0.853          1.135           666,629
                                                       2008      1.237          0.853           562,840
                                                       2007      1.216          1.237           583,989
                                                       2006      1.049          1.216           387,521
                                                       2005      1.000          1.049           181,023

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2009      0.879          1.238           328,379
                                                       2008      1.559          0.879           360,550
                                                       2007      1.429          1.559           473,748
                                                       2006      1.340          1.429           506,412
                                                       2005      1.304          1.340           530,355
                                                       2004      1.193          1.304           350,686
                                                       2003      1.000          1.193            58,586

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.339          1.554                --
                                                       2005      1.235          1.339         1,154,140
                                                       2004      1.118          1.235           392,598
                                                       2003      1.000          1.118            46,651

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.064          2.784                --
                                                       2007      2.426          3.064           826,616
                                                       2006      1.931          2.426           899,510
                                                       2005      1.545          1.931           903,744
                                                       2004      1.263          1.545           510,338
                                                       2003      1.000          1.263            16,979

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      1.165          1.565         1,108,912
                                                       2008      1.992          1.165         1,372,952
                                                       2007      1.759          1.992         1,616,659
                                                       2006      1.477          1.759         1,655,839
                                                       2005      1.367          1.477         1,537,103
                                                       2004      1.176          1.367           744,275
                                                       2003      1.000          1.176            91,973

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.411          1.686                --
                                                       2005      1.322          1.411           931,707
                                                       2004      1.162          1.322           333,036
                                                       2003      1.000          1.162                --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2009      1.083          1.534            51,398
                                                       2008      1.967          1.083           129,490
                                                       2007      1.648          1.967           111,122
                                                       2006      1.483          1.648            98,946
                                                       2005      1.350          1.483           150,635
                                                       2004      1.142          1.350           132,879
                                                       2003      1.000          1.142            10,492

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.349          1.509                --
                                                       2005      1.322          1.349           229,758
                                                       2004      1.174          1.322           154,414
                                                       2003      1.000          1.174            75,427

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.275          1.356                --
                                                       2006      1.212          1.275            69,094
                                                       2005      1.162          1.212           135,892
                                                       2004      1.152          1.162            82,230
                                                       2003      1.000          1.152                --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Global Equity Subaccount
  (10/02)............................................  2009      0.862          1.022         1,341,255
                                                       2008      1.498          0.862         1,396,332
                                                       2007      1.456          1.498         1,969,334
                                                       2006      1.289          1.456         2,114,185
                                                       2005      1.233          1.289         2,850,561
                                                       2004      1.141          1.233         1,017,462
                                                       2003      1.000          1.141            59,078

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2009      0.833          1.099         1,838,779
                                                       2008      1.425          0.833         1,943,368
                                                       2007      1.431          1.425         2,106,219
                                                       2006      1.342          1.431         2,378,157
                                                       2005      1.225          1.342         2,595,716
                                                       2004      1.136          1.225         1,638,210
                                                       2003      1.000          1.136            86,440

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2009      1.014          1.215         1,356,372
                                                       2008      1.463          1.014           899,283
                                                       2007      1.376          1.463         1,081,280
                                                       2006      1.222          1.376         1,150,617
                                                       2005      1.195          1.222         1,204,884
                                                       2004      1.120          1.195           866,276
                                                       2003      1.000          1.120            48,675

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.936          0.920                --
                                                       2008      1.352          0.936           713,171
                                                       2007      1.355          1.352           721,173

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2009      0.770          1.059         3,364,600
                                                       2008      1.357          0.770         3,810,096
                                                       2007      1.358          1.357         4,048,194
                                                       2006      1.219          1.358         4,463,277
                                                       2005      1.181          1.219         5,127,527
                                                       2004      1.129          1.181         3,304,772
                                                       2003      1.000          1.129           622,509

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2009      0.925          1.107           199,544
                                                       2008      1.320          0.925           207,502
                                                       2007      1.265          1.320           238,589
                                                       2006      1.094          1.265           238,992
                                                       2005      1.117          1.094           263,637
                                                       2004      1.102          1.117           136,448
                                                       2003      1.000          1.102            24,582

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2009      0.819          0.985         7,038,702
                                                       2008      1.284          0.819         7,130,326
                                                       2007      1.243          1.284         7,365,154
                                                       2006      1.147          1.243         7,950,877
                                                       2005      1.122          1.147         7,987,062
                                                       2004      1.090          1.122         3,959,490
                                                       2003      1.000          1.090             3,593

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (11/99).......................  2009      0.902          1.144         1,063,172
                                                       2008      1.451          0.902         1,216,001
                                                       2007      1.461          1.451         1,521,470
                                                       2006      1.275          1.461         1,391,449
                                                       2005      1.241          1.275         1,633,813
                                                       2004      1.169          1.241         1,076,070
                                                       2003      1.000          1.169           136,378

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)..................................  2009      0.968          1.182           173,725
                                                       2008      1.533          0.968           184,511
                                                       2007      1.505          1.533           225,454
                                                       2006      1.298          1.505           256,319
                                                       2005      1.242          1.298           250,280
                                                       2004      1.148          1.242           161,407
                                                       2003      1.000          1.148                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.774          1.080           606,415
                                                       2008      1.258          0.774           690,018
                                                       2007      1.218          1.258           752,205
                                                       2006      1.187          1.218           848,137
                                                       2005      1.151          1.187         1,043,891
                                                       2004      1.169          1.151           801,883
                                                       2003      1.000          1.169           192,810

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2009      1.001          1.335           214,435
                                                       2008      1.577          1.001           298,254
                                                       2007      1.501          1.577           321,411
                                                       2006      1.333          1.501           332,437
                                                       2005      1.255          1.333           354,626
                                                       2004      1.159          1.255           301,415
                                                       2003      1.000          1.159            58,427

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.997          1.395           476,750
                                                       2008      1.714          0.997           470,641
                                                       2007      1.589          1.714           592,745
                                                       2006      1.437          1.589           146,024
                                                       2005      1.397          1.437           144,027
                                                       2004      1.237          1.397           113,400
                                                       2003      1.000          1.237             6,848

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.890          0.865                --
                                                       2008      1.451          0.890         1,040,385
                                                       2007      1.411          1.451         1,063,578
                                                       2006      1.249          1.411         1,019,924
                                                       2005      1.222          1.249         1,327,778
                                                       2004      1.130          1.222         1,134,461
                                                       2003      1.000          1.130             9,822

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.314          1.335                --
                                                       2006      1.194          1.314         1,083,380
                                                       2005      1.175          1.194         1,204,842
                                                       2004      1.123          1.175           239,160
                                                       2003      1.000          1.123                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Money Market Subaccount (11/99).............  2009      1.054          1.036         4,812,892
                                                       2008      1.047          1.054         5,387,913
                                                       2007      1.018          1.047         3,003,508
                                                       2006      0.992          1.018         2,325,345
                                                       2005      0.984          0.992           774,535
                                                       2004      0.995          0.984           780,392
                                                       2003      1.000          0.995            46,545

  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.779          0.897           371,896
                                                       2008      1.008          0.779           430,132
                                                       2007      1.015          1.008         1,248,186
                                                       2006      0.994          1.015         1,276,941
                                                       2005      0.990          0.994         1,265,078
                                                       2004      0.998          0.990           912,322
                                                       2003      1.000          0.998             4,700

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2009      0.975          1.141           585,124
                                                       2008      1.151          0.975           617,931
                                                       2007      1.151          1.151           811,284
                                                       2006      1.114          1.151           835,830
                                                       2005      1.107          1.114           828,193
                                                       2004      1.058          1.107           567,400
                                                       2003      1.000          1.058            48,865

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2009      0.883          1.385           662,274
                                                       2008      1.286          0.883           727,070
                                                       2007      1.307          1.286         1,395,831
                                                       2006      1.201          1.307         1,451,922
                                                       2005      1.193          1.201         1,483,035
                                                       2004      1.102          1.193         1,141,306
                                                       2003      1.000          1.102           130,396

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.595          1.700                --
                                                       2006      1.441          1.595           476,998
                                                       2005      1.400          1.441           557,138
                                                       2004      1.235          1.400           443,008
                                                       2003      1.000          1.235                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.470          1.540                --
                                                       2006      1.269          1.470           218,530
                                                       2005      1.243          1.269           320,576
                                                       2004      1.170          1.243           165,229
                                                       2003      1.000          1.170            39,467

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.468          1.524                --
                                                       2006      1.276          1.468         1,521,487
                                                       2005      1.260          1.276         1,513,881
                                                       2004      1.141          1.260           641,008
                                                       2003      1.000          1.141            47,318

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.644          1.809                --
                                                       2006      1.493          1.644         1,840,810
                                                       2005      1.407          1.493         1,817,567
                                                       2004      1.156          1.407         1,055,374
                                                       2003      1.000          1.156            54,239

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.525          1.598                --
                                                       2006      1.444          1.525           205,849

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.979          1.145           218,125
                                                       2008      1.593          0.979           196,268
                                                       2007      1.584          1.593           205,843

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.583          0.772           209,602
                                                       2008      1.017          0.583           226,384
                                                       2007      1.217          1.017            98,403
                                                       2006      1.003          1.217            93,158

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.959          1.215            32,701
                                                       2008      1.308          0.959            33,631
                                                       2007      1.347          1.308            34,583
                                                       2006      1.267          1.347            22,739

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      1.008          1.536           284,464
                                                       2008      1.733          1.008           350,405
                                                       2007      1.783          1.733           455,954
                                                       2006      1.621          1.783           391,878

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      1.148          1.612           234,362
                                                       2008      2.013          1.148           205,076
                                                       2007      1.573          2.013            54,288
                                                       2006      1.538          1.573            11,913

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.682          0.915            11,540
                                                       2008      1.128          0.682            11,546
                                                       2007      1.276          1.128            12,630

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.682          0.791         3,111,982
                                                       2008      1.092          0.682         3,365,605
                                                       2007      1.073          1.092         3,936,256
                                                       2006      1.001          1.073         2,201,314

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.633          0.786         1,910,063
                                                       2008      1.055          0.633         2,234,333
                                                       2007      1.069          1.055         2,603,622
                                                       2006      1.015          1.069            75,090

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.820          0.778                --
                                                       2008      1.457          0.820           219,149
                                                       2007      1.328          1.457           226,896
                                                       2006      1.347          1.328           237,256

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.849          1.117            17,952
                                                       2008      1.410          0.849             7,688
                                                       2007      1.290          1.410             7,450
                                                       2006      1.303          1.290             3,980

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.274          2.111           741,806
                                                       2008      2.788          1.274           801,949

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.181          1.524            15,743
                                                       2008      2.090          1.181            39,421
                                                       2007      1.995          2.090            34,760

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.094          1.269         1,191,449
                                                       2008      1.194          1.094         1,291,871
                                                       2007      1.131          1.194         1,307,647

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.223          1.360         2,979,214

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      0.985          1.197           104,041
                                                       2008      1.495          0.985           111,497
                                                       2007      1.452          1.495           135,176
                                                       2006      1.354          1.452           143,212

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.170          1.290                --
                                                       2006      1.114          1.170             1,145

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.140          1.487           724,439
                                                       2008      1.302          1.140           729,447
                                                       2007      1.245          1.302           798,298
                                                       2006      1.205          1.245           830,888

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.672          0.833           988,718
                                                       2008      0.976          0.672         1,147,027
                                                       2007      1.026          0.976         1,189,380
                                                       2006      1.003          1.026           741,932

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.828          1.212            41,773
                                                       2008      1.557          0.828            41,944
                                                       2007      1.318          1.557            49,003
                                                       2006      1.354          1.318            50,352

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2009      1.041          1.116         1,030,398
                                                       2008      1.101          1.041           975,529
                                                       2007      1.058          1.101         1,150,655
                                                       2006      1.021          1.058         1,433,752

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.799          1.004           268,297

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.743          0.733                --
                                                       2008      1.267          0.743            40,035
                                                       2007      1.293          1.267            40,650
                                                       2006      1.261          1.293            40,630

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.719          0.749                --
                                                       2008      1.328          0.719            54,939
                                                       2007      1.303          1.328            53,615
                                                       2006      1.288          1.303            48,951

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.820          0.979           499,772
                                                       2008      1.371          0.820           577,616
                                                       2007      1.344          1.371           654,213
                                                       2006      1.313          1.344           665,775

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2009      0.907          1.245            97,736
                                                       2008      1.371          0.907           153,981

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.626          0.807                --
                                                       2008      1.071          0.626                --
                                                       2007      1.058          1.071           381,370
                                                       2006      1.002          1.058           310,206

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.904          1.069           106,807
                                                       2008      1.077          0.904           106,814
                                                       2007      1.040          1.077            66,364
                                                       2006      1.001          1.040            66,368

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.827          1.003            28,217
                                                       2008      1.076          0.827            28,218
                                                       2007      1.047          1.076                --
                                                       2006      1.002          1.047                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.753          0.935           436,146
                                                       2008      1.076          0.753            71,234
                                                       2007      1.052          1.076            63,692
                                                       2006      1.002          1.052            54,913

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.685          0.867           652,089
                                                       2008      1.076          0.685           685,679
                                                       2007      1.057          1.076           405,855
                                                       2006      1.002          1.057           420,386

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.894          1.098         1,067,655

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      1.019          1.183         2,736,800
                                                       2008      1.338          1.019         2,991,449
                                                       2007      1.310          1.338         3,074,637
                                                       2006      1.228          1.310         3,009,252

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      1.080          1.280                --
                                                       2008      1.466          1.080                --
                                                       2007      1.389          1.466           326,794
                                                       2006      1.260          1.389           302,482

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.637          0.873         1,214,289
                                                       2008      1.093          0.637         1,323,542
                                                       2007      1.049          1.093         1,415,023
                                                       2006      0.996          1.049         1,529,469

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.649          0.911           196,984
                                                       2008      1.141          0.649           153,080
                                                       2007      1.066          1.141            97,470
                                                       2006      0.998          1.066            65,194

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.105          1.126                --
                                                       2006      1.119          1.105         1,235,931
                                                       2005      1.118          1.119         1,173,904
                                                       2004      1.046          1.118           480,974
                                                       2003      1.000          1.046             1,830

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.182          1.220                --
                                                       2008      1.150          1.182         2,899,826
                                                       2007      1.079          1.150         3,051,036
                                                       2006      1.059          1.079         2,990,131
                                                       2005      1.054          1.059         2,975,492
                                                       2004      1.025          1.054         1,575,737
                                                       2003      1.000          1.025           161,150

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.855          2.006                --
                                                       2006      1.481          1.855            21,065
                                                       2005      1.346          1.481            21,068
                                                       2004      1.181          1.346            35,821
                                                       2003      1.000          1.181            26,757

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.849          1.972                --
                                                       2006      1.607          1.849           245,346
                                                       2005      1.531          1.607           230,092
                                                       2004      1.237          1.531            71,741
                                                       2003      1.000          1.237                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.267          1.347                --
                                                       2005      1.188          1.267           237,282
                                                       2004      1.137          1.188           213,739
                                                       2003      1.000          1.137            73,225

  Travelers Equity Income Subaccount (11/99).........  2006      1.251          1.313                --
                                                       2005      1.221          1.251           824,943
                                                       2004      1.133          1.221           476,251
                                                       2003      1.000          1.133            53,475

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (11/99).............  2006      1.251          1.288                --
                                                       2005      1.174          1.251            51,576
                                                       2004      1.124          1.174            30,930
                                                       2003      1.000          1.124                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.075          1.142                --
                                                       2005      1.000          1.075           224,869

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.028          1.031                --
                                                       2005      1.000          1.028            60,029

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.044          1.080                --
                                                       2005      1.000          1.044            37,869

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.063          1.107                --
                                                       2005      1.000          1.063           125,996

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.035          1.054                --
                                                       2005      1.000          1.035                --

  Travelers Managed Income Subaccount (11/99)........  2006      1.032          1.021                --
                                                       2005      1.039          1.032         1,601,341
                                                       2004      1.030          1.039           811,671
                                                       2003      1.000          1.030            52,572

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.361          1.444                --
                                                       2005      1.239          1.361           204,476
                                                       2004      1.090          1.239           187,292
                                                       2003      1.000          1.090            46,178

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.281          1.354                --
                                                       2005      1.267          1.281            55,570
                                                       2004      1.132          1.267                --
                                                       2003      1.000          1.132                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.191          1.228                --
                                                       2005      1.180          1.191         3,076,181
                                                       2004      1.079          1.180         1,454,853
                                                       2003      1.000          1.079           143,878

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.167          1.260                --
                                                       2005      1.118          1.167           231,351
                                                       2004      1.000          1.118            11,142

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.413          1.621                --
                                                       2005      1.316          1.413           384,216
                                                       2004      1.159          1.316           251,249
                                                       2003      1.000          1.159            22,094

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.277          1.354                --
                                                       2005      1.229          1.277           199,926
                                                       2004      1.127          1.229            95,914
                                                       2003      1.000          1.127                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.060          1.114                --
                                                       2005      1.000          1.060                --

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.194          1.205                --
                                                       2005      1.174          1.194           666,469
                                                       2004      1.079          1.174           177,422
                                                       2003      1.000          1.079                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.208          1.260                --
                                                       2005      1.208          1.208            76,057
                                                       2004      1.117          1.208            17,780
                                                       2003      1.000          1.117                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.133          1.303                --
                                                       2005      1.000          1.133             2,946

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.267                --
                                                       2005      1.000          1.106             2,986

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.216          1.261                --
                                                       2005      1.150          1.216            42,957
                                                       2004      1.129          1.150             5,030
                                                       2003      1.000          1.129             3,588

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (11/99)............................................  2008      1.435          1.367                --
                                                       2007      1.251          1.435           114,042
                                                       2006      1.240          1.251           142,522
                                                       2005      1.171          1.240           145,125
                                                       2004      1.116          1.171            73,807
                                                       2003      1.000          1.116            21,901

         VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 2.00% (B)


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.391          1.452                --
                                                       2005      1.356          1.391            52,007
                                                       2004      1.244          1.356            68,740
                                                       2003      0.960          1.244            60,410
                                                       2002      1.000          0.960                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.370          1.334                --
                                                       2005      1.217          1.370           104,732
                                                       2004      1.146          1.217           215,603
                                                       2003      0.948          1.146           140,484
                                                       2002      1.000          0.948                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.303          1.818           568,754
                                                       2008      2.158          1.303           585,001
                                                       2007      1.917          2.158           546,193
                                                       2006      1.624          1.917           673,510
                                                       2005      1.452          1.624           620,985
                                                       2004      1.305          1.452           617,024
                                                       2003      0.984          1.305           245,201
                                                       2002      1.000          0.984                --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.057          1.444         1,769,843
                                                       2008      1.925          1.057         1,967,352
                                                       2007      1.748          1.925         2,263,556
                                                       2006      1.618          1.748         2,558,407
                                                       2005      1.420          1.618         2,623,671
                                                       2004      1.288          1.420         2,237,064
                                                       2003      0.961          1.288         1,598,863
                                                       2002      1.000          0.961                --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      1.002          1.289         2,027,763
                                                       2008      1.645          1.002         2,178,947
                                                       2007      1.598          1.645         2,469,648
                                                       2006      1.415          1.598         2,652,459
                                                       2005      1.364          1.415         2,780,088
                                                       2004      1.261          1.364         2,532,220
                                                       2003      0.971          1.261         1,686,036
                                                       2002      1.000          0.971                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.610          1.591                --
                                                       2005      1.389          1.610           108,294
                                                       2004      1.186          1.389           116,560
                                                       2003      0.968          1.186            78,193
                                                       2002      1.000          0.968                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      1.787          2.323                --
                                                       2005      1.701          1.787            51,519
                                                       2004      1.321          1.701            58,237
                                                       2003      1.005          1.321            37,104
                                                       2002      1.000          1.005                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.298          1.410                --
                                                       2005      1.202          1.298            24,867
                                                       2004      1.074          1.202                --
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.442                --
                                                       2005      1.200          1.295                --
                                                       2004      1.067          1.200                --
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2009      1.145          1.522           450,704
                                                       2008      2.035          1.145           499,267
                                                       2007      1.767          2.035           444,740
                                                       2006      1.615          1.767           419,747
                                                       2005      1.410          1.615           404,405
                                                       2004      1.247          1.410           301,307
                                                       2003      0.991          1.247           271,609
                                                       2002      1.000          0.991                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2009      1.393          1.908           269,311
                                                       2008      2.353          1.393           277,225
                                                       2007      2.082          2.353           329,854
                                                       2006      1.889          2.082           345,497
                                                       2005      1.633          1.889           490,035
                                                       2004      1.336          1.633           481,359
                                                       2003      0.986          1.336           440,565
                                                       2002      1.000          0.986                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2009      0.852          1.132           190,576
                                                       2008      1.236          0.852           189,821
                                                       2007      1.215          1.236           199,445
                                                       2006      1.048          1.215           173,553
                                                       2005      1.000          1.048                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2009      0.958          1.348           131,379
                                                       2008      1.699          0.958           132,919
                                                       2007      1.558          1.699           143,040
                                                       2006      1.463          1.558           192,908
                                                       2005      1.424          1.463           208,273
                                                       2004      1.303          1.424           215,079
                                                       2003      0.969          1.303           201,494
                                                       2002      1.000          0.969                --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.459          1.693                --
                                                       2005      1.347          1.459           532,076
                                                       2004      1.220          1.347           487,997
                                                       2003      0.994          1.220           408,193
                                                       2002      1.000          0.994                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.490          3.171                --
                                                       2007      2.765          3.490            97,287
                                                       2006      2.202          2.765            78,000
                                                       2005      1.763          2.202            93,411
                                                       2004      1.442          1.763           100,794
                                                       2003      1.000          1.442            71,761

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      1.266          1.700           263,360
                                                       2008      2.166          1.266           269,485
                                                       2007      1.914          2.166           346,313
                                                       2006      1.608          1.914           409,605
                                                       2005      1.489          1.608           363,409
                                                       2004      1.281          1.489           343,453
                                                       2003      0.989          1.281           264,013
                                                       2002      1.000          0.989                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.535          1.833                --
                                                       2005      1.438          1.535            82,507
                                                       2004      1.265          1.438            57,389
                                                       2003      0.976          1.265            26,240
                                                       2002      1.000          0.976                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2009      1.228          1.738           108,772
                                                       2008      2.231          1.228           109,176
                                                       2007      1.870          2.231           110,258
                                                       2006      1.684          1.870           110,667
                                                       2005      1.533          1.684           105,346
                                                       2004      1.298          1.533           113,467
                                                       2003      0.983          1.298            99,969
                                                       2002      1.000          0.983                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.527          1.708                --
                                                       2005      1.498          1.527           185,107
                                                       2004      1.330          1.498           150,508
                                                       2003      1.000          1.330            97,171

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.397          1.485                --
                                                       2006      1.328          1.397            43,087
                                                       2005      1.274          1.328            43,087
                                                       2004      1.263          1.274            43,087
                                                       2003      0.960          1.263            36,370
                                                       2002      1.000          0.960                --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Global Equity Subaccount
  (10/02)............................................  2009      0.936          1.108           260,348
                                                       2008      1.627          0.936           266,359
                                                       2007      1.582          1.627           514,303
                                                       2006      1.401          1.582           415,144
                                                       2005      1.341          1.401           405,706
                                                       2004      1.241          1.341           490,193
                                                       2003      0.963          1.241           381,267
                                                       2002      1.000          0.963                --

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2009      0.916          1.209         1,146,181
                                                       2008      1.569          0.916         1,218,795
                                                       2007      1.577          1.569         1,522,176
                                                       2006      1.479          1.577         1,689,670
                                                       2005      1.351          1.479         1,968,918
                                                       2004      1.254          1.351         1,976,252
                                                       2003      0.951          1.254         1,360,933
                                                       2002      1.000          0.951                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2009      1.077          1.289           828,892
                                                       2008      1.555          1.077           787,380
                                                       2007      1.463          1.555           977,846
                                                       2006      1.300          1.463         1,057,241
                                                       2005      1.272          1.300         1,168,829
                                                       2004      1.193          1.272         1,215,468
                                                       2003      0.977          1.193           977,437
                                                       2002      1.000          0.977                --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      1.011          0.993                --
                                                       2008      1.461          1.011           122,786
                                                       2007      1.465          1.461           146,664

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2009      0.849          1.167         3,080,174
                                                       2008      1.497          0.849         3,491,265
                                                       2007      1.500          1.497         4,036,762
                                                       2006      1.347          1.500         4,329,793
                                                       2005      1.305          1.347         4,789,224
                                                       2004      1.249          1.305         5,358,026
                                                       2003      0.969          1.249         3,663,428
                                                       2002      1.000          0.969                --

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2009      0.976          1.168            43,453
                                                       2008      1.394          0.976            48,571
                                                       2007      1.336          1.394            48,606
                                                       2006      1.156          1.336            48,632
                                                       2005      1.181          1.156            49,847
                                                       2004      1.166          1.181            49,884
                                                       2003      0.963          1.166            45,863
                                                       2002      1.000          0.963                --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2009      0.878          1.055           585,437
                                                       2008      1.377          0.878         1,000,452
                                                       2007      1.334          1.377         1,171,876
                                                       2006      1.231          1.334         1,250,551
                                                       2005      1.205          1.231         1,297,692
                                                       2004      1.171          1.205         1,500,768
                                                       2003      0.979          1.171         1,102,197
                                                       2002      1.000          0.979                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (11/99).......................  2009      1.010          1.281           580,428
                                                       2008      1.625          1.010           614,275
                                                       2007      1.637          1.625           751,038
                                                       2006      1.430          1.637           644,776
                                                       2005      1.392          1.430           696,829
                                                       2004      1.312          1.392           739,382
                                                       2003      0.966          1.312           438,821
                                                       2002      1.000          0.966                --

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)..................................  2009      1.046          1.277           209,459
                                                       2008      1.658          1.046           223,704
                                                       2007      1.628          1.658           253,891
                                                       2006      1.405          1.628           231,247
                                                       2005      1.345          1.405           244,928
                                                       2004      1.243          1.345           352,524
                                                       2003      0.958          1.243           275,654
                                                       2002      1.000          0.958                --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.903          1.260           174,642
                                                       2008      1.469          0.903           185,729
                                                       2007      1.424          1.469           332,537
                                                       2006      1.388          1.424           419,425
                                                       2005      1.346          1.388           464,076
                                                       2004      1.369          1.346           518,533
                                                       2003      0.946          1.369           213,469
                                                       2002      1.000          0.946                --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2009      1.070          1.427           118,171
                                                       2008      1.687          1.070           128,844
                                                       2007      1.607          1.687           250,439
                                                       2006      1.428          1.607           261,845
                                                       2005      1.345          1.428           398,914
                                                       2004      1.242          1.345           441,507
                                                       2003      0.977          1.242           186,432
                                                       2002      1.000          0.977                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2009      1.137          1.592           117,268
                                                       2008      1.957          1.137           125,188
                                                       2007      1.815          1.957           227,745
                                                       2006      1.642          1.815           100,852
                                                       2005      1.597          1.642            99,006
                                                       2004      1.415          1.597           103,106
                                                       2003      0.970          1.415           115,709
                                                       2002      1.000          0.970                --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.950          0.924                --
                                                       2008      1.551          0.950           240,557
                                                       2007      1.509          1.551           262,292
                                                       2006      1.337          1.509           268,238
                                                       2005      1.308          1.337           283,325
                                                       2004      1.211          1.308           427,554
                                                       2003      0.967          1.211           374,650
                                                       2002      1.000          0.967                --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.421          1.443                --
                                                       2006      1.291          1.421           149,235
                                                       2005      1.272          1.291           175,226
                                                       2004      1.216          1.272           200,461
                                                       2003      0.962          1.216           152,815
                                                       2002      1.000          0.962                --

  Legg Mason Partners Variable Income Trust
  LMPVIT Money Market Subaccount (11/99).............  2009      1.042          1.024         1,025,313
                                                       2008      1.037          1.042         1,303,252
                                                       2007      1.008          1.037           899,817
                                                       2006      0.983          1.008           886,641
                                                       2005      0.975          0.983           784,681
                                                       2004      0.986          0.975           533,026
                                                       2003      1.000          0.986           152,315
                                                       2002      1.000          1.000                --

  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.777          0.895            53,214
                                                       2008      1.006          0.777            76,954
                                                       2007      1.013          1.006            83,479
                                                       2006      0.993          1.013            85,099
                                                       2005      0.989          0.993            85,790
                                                       2004      0.998          0.989            59,976
                                                       2003      1.000          0.998            19,961

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2009      1.018          1.190           286,003
                                                       2008      1.202          1.018           300,701
                                                       2007      1.202          1.202           308,150
                                                       2006      1.164          1.202           305,999
                                                       2005      1.158          1.164           301,636
                                                       2004      1.106          1.158           294,884
                                                       2003      1.010          1.106           269,361
                                                       2002      1.000          1.010                --

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2009      1.006          1.578           570,467
                                                       2008      1.466          1.006           584,823
                                                       2007      1.491          1.466           638,240
                                                       2006      1.371          1.491           685,810
                                                       2005      1.363          1.371           692,777
                                                       2004      1.259          1.363           737,356
                                                       2003      1.007          1.259         1,079,911
                                                       2002      1.000          1.007                --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.749          1.864                --
                                                       2006      1.580          1.749           140,991
                                                       2005      1.537          1.580           131,036
                                                       2004      1.356          1.537           164,400
                                                       2003      0.974          1.356            94,319
                                                       2002      1.000          0.974                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.640          1.718                --
                                                       2006      1.417          1.640           260,923
                                                       2005      1.389          1.417           270,363
                                                       2004      1.308          1.389           263,383
                                                       2003      0.960          1.308           226,395
                                                       2002      1.000          0.960                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.592          1.653                --
                                                       2006      1.385          1.592           412,477
                                                       2005      1.369          1.385           383,591
                                                       2004      1.239          1.369           298,466
                                                       2003      1.000          1.239           176,249

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.780          1.960                --
                                                       2006      1.618          1.780           333,170
                                                       2005      1.525          1.618           358,455
                                                       2004      1.255          1.525           361,705
                                                       2003      1.000          1.255           217,985

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.615          1.691                --
                                                       2006      1.529          1.615            35,632

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      1.036          1.210            37,638
                                                       2008      1.685          1.036            26,990
                                                       2007      1.677          1.685            32,213

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.582          0.771           111,581
                                                       2008      1.016          0.582           121,205
                                                       2007      1.217          1.016           126,435
                                                       2006      1.003          1.217           149,294

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.958          1.212                --
                                                       2008      1.307          0.958                --
                                                       2007      1.346          1.307                --
                                                       2006      1.266          1.346                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      1.094          1.668           209,241
                                                       2008      1.883          1.094           182,934
                                                       2007      1.938          1.883           186,375
                                                       2006      1.764          1.938           192,080

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      1.185          1.664            76,064
                                                       2008      2.080          1.185            58,172
                                                       2007      1.626          2.080             8,148
                                                       2006      1.591          1.626           113,033

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.681          0.913            40,700
                                                       2008      1.126          0.681            26,487
                                                       2007      1.274          1.126            25,543

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.681          0.790           950,292
                                                       2008      1.091          0.681           965,887
                                                       2007      1.073          1.091         1,205,286
                                                       2006      1.001          1.073           772,130

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.633          0.785           316,815
                                                       2008      1.054          0.633           367,579
                                                       2007      1.069          1.054           485,181
                                                       2006      1.015          1.069                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.881          0.836                --
                                                       2008      1.567          0.881            50,611
                                                       2007      1.429          1.567            48,642
                                                       2006      1.450          1.429            50,274

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.847          1.114             2,430
                                                       2008      1.408          0.847               710
                                                       2007      1.289          1.408                --
                                                       2006      1.303          1.289                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.451          2.403            96,785
                                                       2008      3.176          1.451           120,301

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.250          1.612           209,067
                                                       2008      2.213          1.250           236,538
                                                       2007      2.113          2.213           242,401

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.088          1.262           525,943
                                                       2008      1.189          1.088           462,924
                                                       2007      1.126          1.189           332,092

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      1.056          1.282            65,327
                                                       2008      1.604          1.056            40,364
                                                       2007      1.559          1.604            43,526
                                                       2006      1.453          1.559            10,758

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.169          1.289                --
                                                       2006      1.114          1.169            17,457

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.244          1.623            78,560
                                                       2008      1.422          1.244             1,578
                                                       2007      1.360          1.422             3,256
                                                       2006      1.317          1.360             7,460

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.671          0.831           393,048
                                                       2008      0.975          0.671           428,497
                                                       2007      1.026          0.975           547,563
                                                       2006      1.003          1.026           286,299

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.955          1.396           441,995
                                                       2008      1.795          0.955           412,754
                                                       2007      1.521          1.795           421,462
                                                       2006      1.562          1.521           395,173

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2009      1.087          1.165           402,977
                                                       2008      1.150          1.087           388,128
                                                       2007      1.106          1.150           378,055
                                                       2006      1.068          1.106           390,131

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.780          0.770                --
                                                       2008      1.332          0.780            26,218
                                                       2007      1.360          1.332            26,623
                                                       2006      1.327          1.360            22,159

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.753          0.785                --
                                                       2008      1.393          0.753           134,494
                                                       2007      1.367          1.393           181,012
                                                       2006      1.352          1.367           201,565

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.890          1.062           644,505
                                                       2008      1.489          0.890           708,245
                                                       2007      1.459          1.489           839,374
                                                       2006      1.426          1.459           876,963

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2009      0.971          1.332            15,727
                                                       2008      1.468          0.971            19,318

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.625          0.805            59,859
                                                       2008      1.070          0.625            65,506
                                                       2007      1.057          1.070            72,518
                                                       2006      1.002          1.057                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.903          1.067                --
                                                       2008      1.076          0.903                --
                                                       2007      1.040          1.076                --
                                                       2006      1.001          1.040                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.826          1.001           171,710
                                                       2008      1.075          0.826           173,118
                                                       2007      1.046          1.075            25,057
                                                       2006      1.002          1.046            26,488

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.752          0.933           579,908
                                                       2008      1.076          0.752           438,422
                                                       2007      1.052          1.076           445,185
                                                       2006      1.002          1.052           329,787

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.684          0.865           628,954
                                                       2008      1.075          0.684           673,543
                                                       2007      1.057          1.075           319,705
                                                       2006      1.002          1.057           258,637

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      1.061          1.231         1,314,384
                                                       2008      1.393          1.061         1,392,780
                                                       2007      1.365          1.393         1,777,234
                                                       2006      1.280          1.365         1,839,360

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      1.074          1.272                --
                                                       2008      1.463          1.074                --
                                                       2007      1.387          1.463           331,646
                                                       2006      1.259          1.387           299,953

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.636          0.872           173,239
                                                       2008      1.092          0.636           164,832
                                                       2007      1.048          1.092           140,830
                                                       2006      0.996          1.048           144,015

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.648          0.909           104,772
                                                       2008      1.140          0.648           109,471
                                                       2007      1.066          1.140           110,938
                                                       2006      0.998          1.066           130,654

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.101          1.121                --
                                                       2006      1.115          1.101           333,054
                                                       2005      1.114          1.115           356,353
                                                       2004      1.044          1.114           281,739
                                                       2003      1.000          1.044           240,797

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.199          1.237                --
                                                       2008      1.167          1.199         1,729,338
                                                       2007      1.095          1.167         1,803,314
                                                       2006      1.076          1.095         2,075,298
                                                       2005      1.071          1.076         2,289,666
                                                       2004      1.042          1.071         2,142,336
                                                       2003      1.012          1.042         2,159,661
                                                       2002      1.000          1.012                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.965          2.124                --
                                                       2006      1.569          1.965           223,458
                                                       2005      1.427          1.569           268,764
                                                       2004      1.253          1.427           247,544
                                                       2003      0.994          1.253           228,802
                                                       2002      1.000          0.994                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.138          2.281                --
                                                       2006      1.860          2.138           185,531
                                                       2005      1.773          1.860           180,260
                                                       2004      1.433          1.773           174,820
                                                       2003      0.977          1.433           153,913
                                                       2002      1.000          0.977                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.364          1.450                --
                                                       2005      1.279          1.364            50,544
                                                       2004      1.226          1.279            51,795
                                                       2003      0.967          1.226            36,151
                                                       2002      1.000          0.967                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.359          1.426                --
                                                       2005      1.327          1.359           885,053
                                                       2004      1.232          1.327           845,967
                                                       2003      0.958          1.232           788,681
                                                       2002      1.000          0.958                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.314          1.352                --
                                                       2005      1.233          1.314           123,225
                                                       2004      1.181          1.233           118,258
                                                       2003      0.967          1.181           115,801
                                                       2002      1.000          0.967                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.075          1.141                --
                                                       2005      1.000          1.075                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.028          1.031                --
                                                       2005      1.000          1.028                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.044          1.079                --
                                                       2005      1.000          1.044                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.062          1.106                --
                                                       2005      1.000          1.062           157,445

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.035          1.054                --
                                                       2005      1.000          1.035             7,235

  Travelers Managed Income Subaccount (11/99)........  2006      1.080          1.068                --
                                                       2005      1.087          1.080           357,710
                                                       2004      1.078          1.087           383,293
                                                       2003      1.014          1.078           331,511
                                                       2002      1.000          1.014                --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.442          1.529                --
                                                       2005      1.313          1.442            37,711
                                                       2004      1.156          1.313            35,453
                                                       2003      0.973          1.156            30,775
                                                       2002      1.000          0.973                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.478          1.562                --
                                                       2005      1.463          1.478           401,894
                                                       2004      1.308          1.463            92,733
                                                       2003      0.974          1.308           104,184
                                                       2002      1.000          0.974                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.242          1.280                --
                                                       2005      1.230          1.242         1,983,237
                                                       2004      1.126          1.230         1,772,081
                                                       2003      0.986          1.126         1,382,861
                                                       2002      1.000          0.986                --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.166          1.259                --
                                                       2005      1.118          1.166           323,762
                                                       2004      1.000          1.118                --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.537          1.764                --
                                                       2005      1.432          1.537           192,449
                                                       2004      1.262          1.432           193,163
                                                       2003      1.001          1.262           115,622
                                                       2002      1.000          1.001                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.372          1.453                --
                                                       2005      1.320          1.372             8,791
                                                       2004      1.212          1.320            16,095
                                                       2003      1.000          1.212            16,215

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.060          1.114                --
                                                       2005      1.000          1.060            17,457

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.306          1.317                --
                                                       2005      1.285          1.306             3,188
                                                       2004      1.181          1.285             1,738
                                                       2003      1.008          1.181                --
                                                       2002      1.000          1.008                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.361          1.418                --
                                                       2005      1.361          1.361            67,802
                                                       2004      1.260          1.361            74,728
                                                       2003      0.969          1.260            73,289
                                                       2002      1.000          0.969                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.133          1.303                --
                                                       2005      1.000          1.133                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.266                --
                                                       2005      1.000          1.105                --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.280          1.327                --
                                                       2005      1.211          1.280             9,882
                                                       2004      1.190          1.211             9,882
                                                       2003      0.966          1.190             9,882
                                                       2002      1.000          0.966                --

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (11/99)............................................  2008      1.537          0.768                --
                                                       2007      1.340          1.537            21,973
                                                       2006      1.329          1.340            22,661
                                                       2005      1.257          1.329            32,908
                                                       2004      1.198          1.257            32,860
                                                       2003      0.959          1.198            32,305
                                                       2002      1.000          0.959                --

           VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 2.05%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.251          1.305                 --
                                                       2005      1.220          1.251            456,774
                                                       2004      1.120          1.220             80,349
                                                       2003      1.000          1.120                 --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.305          1.271                 --
                                                       2005      1.160          1.305            357,360
                                                       2004      1.093          1.160              1,456
                                                       2003      1.000          1.093                 --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.182          1.649          2,980,480
                                                       2008      1.959          1.182          3,286,725
                                                       2007      1.741          1.959          3,748,499
                                                       2006      1.476          1.741          3,692,166
                                                       2005      1.320          1.476          3,228,487
                                                       2004      1.188          1.320          1,200,115
                                                       2003      1.000          1.188            176,559

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.941          1.285          8,257,041
                                                       2008      1.714          0.941          9,090,129
                                                       2007      1.557          1.714          9,982,768
                                                       2006      1.442          1.557         10,926,014
                                                       2005      1.266          1.442          9,986,598
                                                       2004      1.149          1.266          3,633,672
                                                       2003      1.000          1.149            119,569

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      0.909          1.169         10,102,320
                                                       2008      1.493          0.909         10,710,178
                                                       2007      1.451          1.493         12,558,651
                                                       2006      1.286          1.451         13,338,265
                                                       2005      1.240          1.286         12,211,884
                                                       2004      1.147          1.240          4,010,706
                                                       2003      1.000          1.147            309,531

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.553          1.534                 --
                                                       2005      1.341          1.553             15,582
                                                       2004      1.145          1.341                 --
                                                       2003      1.000          1.145                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      1.545          2.008                 --
                                                       2005      1.471          1.545             88,607
                                                       2004      1.143          1.471                 --
                                                       2003      1.000          1.143                 --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.297          1.408                 --
                                                       2005      1.201          1.297             98,499
                                                       2004      1.074          1.201             11,644
                                                       2003      1.000          1.074                 --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.294          1.440                 --
                                                       2005      1.199          1.294            510,788
                                                       2004      1.067          1.199             32,088
                                                       2003      1.000          1.067                 --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2009      1.044          1.388          2,079,031
                                                       2008      1.858          1.044          2,210,809
                                                       2007      1.614          1.858          2,240,558
                                                       2006      1.476          1.614          2,306,693
                                                       2005      1.289          1.476          2,185,064
                                                       2004      1.141          1.289            449,284
                                                       2003      1.000          1.141             82,924

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2009      1.246          1.705          1,185,697
                                                       2008      2.105          1.246          1,301,855
                                                       2007      1.863          2.105          1,378,564
                                                       2006      1.692          1.863          1,465,870
                                                       2005      1.463          1.692          1,283,215
                                                       2004      1.198          1.463            442,620
                                                       2003      1.000          1.198             53,855

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2009      0.850          1.130          1,337,708
                                                       2008      1.234          0.850          1,502,191
                                                       2007      1.214          1.234          2,139,957
                                                       2006      1.048          1.214          1,753,408
                                                       2005      1.000          1.048            692,069

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2009      0.874          1.230            393,782
                                                       2008      1.552          0.874            420,984
                                                       2007      1.424          1.552            471,727
                                                       2006      1.337          1.424            545,220
                                                       2005      1.302          1.337            677,799
                                                       2004      1.193          1.302            307,403
                                                       2003      1.000          1.193             46,123

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.336          1.549                 --
                                                       2005      1.233          1.336          1,676,368
                                                       2004      1.117          1.233            621,592
                                                       2003      1.000          1.117             52,270

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.050          2.771                 --
                                                       2007      2.418          3.050            972,084
                                                       2006      1.927          2.418          1,024,769
                                                       2005      1.543          1.927            869,773
                                                       2004      1.263          1.543            161,330
                                                       2003      1.000          1.263                 --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      1.158          1.555          2,242,157
                                                       2008      1.983          1.158          2,456,722
                                                       2007      1.753          1.983          2,787,846
                                                       2006      1.474          1.753          3,046,408
                                                       2005      1.365          1.474          2,665,780
                                                       2004      1.176          1.365            685,775
                                                       2003      1.000          1.176             58,222

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.408          1.680                 --
                                                       2005      1.320          1.408          1,051,123
                                                       2004      1.161          1.320            220,567
                                                       2003      1.000          1.161                 --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2009      1.077          1.524            133,187
                                                       2008      1.958          1.077            189,349
                                                       2007      1.642          1.958            149,286
                                                       2006      1.479          1.642            215,921
                                                       2005      1.348          1.479            232,937
                                                       2004      1.142          1.348             79,255
                                                       2003      1.000          1.142             18,494

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.345          1.504                 --
                                                       2005      1.320          1.345            468,804
                                                       2004      1.173          1.320            127,443
                                                       2003      1.000          1.173             31,851

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.271          1.351                 --
                                                       2006      1.209          1.271            140,706
                                                       2005      1.160          1.209            141,356
                                                       2004      1.151          1.160             53,839
                                                       2003      1.000          1.151                 --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Global Equity Subaccount
  (10/02)............................................  2009      0.857          1.015          2,834,764
                                                       2008      1.491          0.857          3,005,508
                                                       2007      1.451          1.491          3,249,742
                                                       2006      1.286          1.451          3,225,489
                                                       2005      1.232          1.286          2,970,439
                                                       2004      1.140          1.232            739,864
                                                       2003      1.000          1.140                 --

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2009      0.828          1.092          2,299,588
                                                       2008      1.419          0.828          2,555,974
                                                       2007      1.427          1.419          2,810,277
                                                       2006      1.338          1.427          3,158,674
                                                       2005      1.224          1.338          3,150,780
                                                       2004      1.136          1.224          1,986,260
                                                       2003      1.000          1.136            264,577

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2009      1.009          1.207          2,488,865
                                                       2008      1.457          1.009          1,539,896
                                                       2007      1.371          1.457          1,749,041
                                                       2006      1.219          1.371          1,896,711
                                                       2005      1.193          1.219          1,881,108
                                                       2004      1.120          1.193            710,619
                                                       2003      1.000          1.120             41,993

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.931          0.914                 --
                                                       2008      1.346          0.931          1,250,543
                                                       2007      1.350          1.346          1,447,649

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2009      0.766          1.052          4,621,347
                                                       2008      1.351          0.766          5,695,592
                                                       2007      1.354          1.351          7,821,047
                                                       2006      1.216          1.354          9,970,658
                                                       2005      1.179          1.216         10,167,729
                                                       2004      1.129          1.179          5,998,371
                                                       2003      1.000          1.129            247,777

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2009      0.920          1.100             97,541
                                                       2008      1.314          0.920            102,285
                                                       2007      1.260          1.314            114,585
                                                       2006      1.091          1.260            116,303
                                                       2005      1.116          1.091            115,643
                                                       2004      1.101          1.116             57,005
                                                       2003      1.000          1.101             19,652

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2009      0.815          0.979          7,981,264
                                                       2008      1.279          0.815          8,359,905
                                                       2007      1.239          1.279          9,818,693
                                                       2006      1.144          1.239         10,233,108
                                                       2005      1.120          1.144         10,708,963
                                                       2004      1.089          1.120          4,732,997
                                                       2003      1.000          1.089            469,406

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (11/99).......................  2009      0.897          1.137          1,905,822
                                                       2008      1.444          0.897          2,134,740
                                                       2007      1.456          1.444          2,348,601
                                                       2006      1.272          1.456          2,163,917
                                                       2005      1.239          1.272          2,349,100
                                                       2004      1.169          1.239          1,692,384
                                                       2003      1.000          1.169            200,919

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)..................................  2009      0.963          1.174            212,947
                                                       2008      1.527          0.963            222,353
                                                       2007      1.500          1.527            244,309
                                                       2006      1.295          1.500            246,900
                                                       2005      1.240          1.295            241,736
                                                       2004      1.147          1.240             60,756
                                                       2003      1.000          1.147             35,867

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.769          1.073            982,108
                                                       2008      1.252          0.769          1,074,109
                                                       2007      1.214          1.252          1,200,932
                                                       2006      1.185          1.214          1,304,998
                                                       2005      1.149          1.185          1,435,244
                                                       2004      1.169          1.149            693,392
                                                       2003      1.000          1.169            100,648

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2009      0.996          1.326            178,780
                                                       2008      1.570          0.996            198,471
                                                       2007      1.496          1.570            214,545
                                                       2006      1.330          1.496            402,412
                                                       2005      1.253          1.330            485,165
                                                       2004      1.158          1.253            253,055
                                                       2003      1.000          1.158             49,733

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.991          1.387            476,632
                                                       2008      1.707          0.991            552,331
                                                       2007      1.584          1.707            675,683
                                                       2006      1.433          1.584            267,113
                                                       2005      1.395          1.433            258,819
                                                       2004      1.237          1.395            178,596
                                                       2003      1.000          1.237                 --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.885          0.860                 --
                                                       2008      1.445          0.885            502,080
                                                       2007      1.406          1.445            519,030
                                                       2006      1.246          1.406            624,949
                                                       2005      1.220          1.246            476,000
                                                       2004      1.130          1.220            170,301
                                                       2003      1.000          1.130             46,185

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.310          1.329                 --
                                                       2006      1.191          1.310          1,477,492
                                                       2005      1.174          1.191          1,468,118
                                                       2004      1.122          1.174            241,577
                                                       2003      1.000          1.122                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Money Market Subaccount (11/99).............  2009      1.048          1.029          3,495,146
                                                       2008      1.043          1.048          4,163,830
                                                       2007      1.014          1.043          2,667,132
                                                       2006      0.990          1.014          2,100,528
                                                       2005      0.983          0.990          1,030,513
                                                       2004      0.994          0.983            950,605
                                                       2003      1.000          0.994                 --

  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.775          0.892            888,442
                                                       2008      1.004          0.775          1,033,604
                                                       2007      1.011          1.004          1,281,072
                                                       2006      0.991          1.011          1,296,550
                                                       2005      0.989          0.991            787,064
                                                       2004      0.997          0.989            155,845
                                                       2003      1.000          0.997             13,532

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2009      0.970          1.134            733,634
                                                       2008      1.146          0.970            802,359
                                                       2007      1.147          1.146            965,512
                                                       2006      1.111          1.147          1,113,642
                                                       2005      1.106          1.111          1,146,889
                                                       2004      1.057          1.106            870,957
                                                       2003      1.000          1.057             44,306

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2009      0.878          1.376            844,747
                                                       2008      1.280          0.878          1,084,456
                                                       2007      1.303          1.280          1,385,416
                                                       2006      1.198          1.303          1,437,673
                                                       2005      1.192          1.198          1,391,483
                                                       2004      1.101          1.192            760,155
                                                       2003      1.000          1.101            154,434

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.590          1.694                 --
                                                       2006      1.437          1.590            435,172
                                                       2005      1.398          1.437            474,249
                                                       2004      1.235          1.398            165,098
                                                       2003      1.000          1.235             33,485

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.465          1.534                 --
                                                       2006      1.266          1.465            371,813
                                                       2005      1.242          1.266            391,295
                                                       2004      1.170          1.242            323,540
                                                       2003      1.000          1.170             28,599

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.463          1.518                 --
                                                       2006      1.273          1.463          1,679,316
                                                       2005      1.259          1.273          1,508,303
                                                       2004      1.140          1.259            743,043
                                                       2003      1.000          1.140                 --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.638          1.803                 --
                                                       2006      1.490          1.638          1,802,610
                                                       2005      1.405          1.490          1,796,356
                                                       2004      1.156          1.405            449,805
                                                       2003      1.000          1.156             56,642

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.520          1.592                 --
                                                       2006      1.440          1.520            238,470

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.974          1.137            459,696
                                                       2008      1.586          0.974            403,580
                                                       2007      1.578          1.586            325,365

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.581          0.770            337,062
                                                       2008      1.015          0.581            360,544
                                                       2007      1.216          1.015            429,534
                                                       2006      1.003          1.216            295,881

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.956          1.209            202,757
                                                       2008      1.305          0.956            190,483
                                                       2007      1.345          1.305            189,754
                                                       2006      1.266          1.345            126,371

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      1.002          1.526          1,111,985
                                                       2008      1.726          1.002          1,198,096
                                                       2007      1.776          1.726          1,353,456
                                                       2006      1.617          1.776          1,310,925

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      1.141          1.602            341,376
                                                       2008      2.004          1.141            370,793
                                                       2007      1.568          2.004            186,964
                                                       2006      1.534          1.568             63,712

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.680          0.911             60,092
                                                       2008      1.125          0.680            124,923
                                                       2007      1.273          1.125            102,279

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.680          0.788          4,240,403
                                                       2008      1.090          0.680          4,537,287
                                                       2007      1.073          1.090          5,132,859
                                                       2006      1.001          1.073          3,476,876

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.632          0.783          2,314,290
                                                       2008      1.053          0.632          2,550,701
                                                       2007      1.069          1.053          2,426,368
                                                       2006      1.015          1.069             14,449

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.815          0.774                 --
                                                       2008      1.451          0.815            288,699
                                                       2007      1.323          1.451            286,118
                                                       2006      1.344          1.323            288,669

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.846          1.112            121,466
                                                       2008      1.406          0.846            100,188
                                                       2007      1.288          1.406             70,814
                                                       2006      1.302          1.288             67,991

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.267          2.098          1,024,717
                                                       2008      2.775          1.267            927,847

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.175          1.515             25,038
                                                       2008      2.081          1.175             42,358
                                                       2007      1.988          2.081             57,143

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.088          1.261          2,520,001
                                                       2008      1.189          1.088          2,636,780
                                                       2007      1.126          1.189          2,649,679

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      0.980          1.189            203,690
                                                       2008      1.489          0.980            196,808
                                                       2007      1.447          1.489            170,200
                                                       2006      1.350          1.447            168,500

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.168          1.288                 --
                                                       2006      1.113          1.168             37,238

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.133          1.478          1,387,295
                                                       2008      1.296          1.133          1,327,176
                                                       2007      1.241          1.296          1,475,710
                                                       2006      1.201          1.241          1,258,548

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.670          0.830          1,436,878
                                                       2008      0.974          0.670          1,696,421
                                                       2007      1.026          0.974          1,990,474
                                                       2006      1.003          1.026          1,426,576

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.824          1.204            111,777
                                                       2008      1.550          0.824            106,218
                                                       2007      1.314          1.550             80,134
                                                       2006      1.350          1.314             80,101

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2009      1.035          1.109          1,064,724
                                                       2008      1.096          1.035          1,133,497
                                                       2007      1.054          1.096          1,319,097
                                                       2006      1.019          1.054          1,180,513

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.739          0.729                 --
                                                       2008      1.261          0.739                 --
                                                       2007      1.289          1.261              1,889
                                                       2006      1.257          1.289              7,367

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.715          0.745                 --
                                                       2008      1.322          0.715            327,267
                                                       2007      1.298          1.322            360,815
                                                       2006      1.285          1.298            387,124

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.816          0.973          1,173,794
                                                       2008      1.365          0.816          1,247,125
                                                       2007      1.339          1.365          1,293,697
                                                       2006      1.309          1.339          1,345,430

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2009      0.902          1.237             84,323
                                                       2008      1.364          0.902             79,267

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.624          0.804            274,953
                                                       2008      1.069          0.624            115,264
                                                       2007      1.057          1.069             23,429
                                                       2006      1.002          1.057             23,184

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.902          1.065            287,644
                                                       2008      1.075          0.902            316,451
                                                       2007      1.040          1.075                 --
                                                       2006      1.001          1.040                 --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.825          1.000            413,902
                                                       2008      1.074          0.825            291,625
                                                       2007      1.046          1.074            112,150
                                                       2006      1.002          1.046            112,211

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.751          0.931          3,581,028
                                                       2008      1.075          0.751          2,952,280
                                                       2007      1.051          1.075          1,974,991
                                                       2006      1.002          1.051          1,053,982

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.683          0.864          1,651,481
                                                       2008      1.074          0.683          1,643,214
                                                       2007      1.056          1.074          2,045,451
                                                       2006      1.002          1.056          2,245,576

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      1.014          1.176          3,064,012
                                                       2008      1.332          1.014          3,692,479
                                                       2007      1.305          1.332          4,032,328
                                                       2006      1.225          1.305          4,489,293

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      1.069          1.265                 --
                                                       2008      1.461          1.069                 --
                                                       2007      1.385          1.461          1,305,982
                                                       2006      1.257          1.385          1,402,121

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.635          0.870          1,201,839
                                                       2008      1.091          0.635          1,465,288
                                                       2007      1.048          1.091          1,893,492
                                                       2006      0.996          1.048          2,167,759

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.647          0.907            505,914
                                                       2008      1.139          0.647            464,039
                                                       2007      1.066          1.139            498,844
                                                       2006      0.998          1.066            508,970

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.101          1.122                 --
                                                       2006      1.116          1.101          2,743,730
                                                       2005      1.116          1.116          2,482,513
                                                       2004      1.046          1.116            682,048
                                                       2003      1.000          1.046                 --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.176          1.213                 --
                                                       2008      1.145          1.176          6,768,225
                                                       2007      1.075          1.145          6,365,422
                                                       2006      1.057          1.075          6,685,769
                                                       2005      1.053          1.057          5,397,851
                                                       2004      1.025          1.053          2,012,954
                                                       2003      1.000          1.025            291,992

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.849          1.998                 --
                                                       2006      1.477          1.849              2,466
                                                       2005      1.344          1.477                 --
                                                       2004      1.180          1.344                 --
                                                       2003      1.000          1.180                 --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.842          1.965                 --
                                                       2006      1.603          1.842            310,361
                                                       2005      1.529          1.603            318,325
                                                       2004      1.236          1.529             68,486
                                                       2003      1.000          1.236                 --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.264          1.344                 --
                                                       2005      1.186          1.264            288,936
                                                       2004      1.137          1.186             20,138
                                                       2003      1.000          1.137                 --

  Travelers Equity Income Subaccount (11/99).........  2006      1.248          1.309                 --
                                                       2005      1.219          1.248          1,192,249
                                                       2004      1.133          1.219            419,271
                                                       2003      1.000          1.133             67,418

  Travelers Large Cap Subaccount (11/99).............  2006      1.249          1.285                 --
                                                       2005      1.172          1.249             59,735
                                                       2004      1.123          1.172             14,345
                                                       2003      1.000          1.123                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.074          1.141                 --
                                                       2005      1.000          1.074             18,361

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.028          1.030                 --
                                                       2005      1.000          1.028            205,689

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.043          1.079                 --
                                                       2005      1.000          1.043            800,694

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.062          1.106                 --
                                                       2005      1.000          1.062          1,057,781

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.035          1.053                 --
                                                       2005      1.000          1.035            176,250

  Travelers Managed Income Subaccount (11/99)........  2006      1.030          1.019                 --
                                                       2005      1.037          1.030            981,703
                                                       2004      1.029          1.037            538,401
                                                       2003      1.000          1.029             46,219

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.358          1.440                 --
                                                       2005      1.237          1.358            158,776
                                                       2004      1.090          1.237             31,758
                                                       2003      1.000          1.090              1,812

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.278          1.350                 --
                                                       2005      1.265          1.278             86,054
                                                       2004      1.132          1.265                 --
                                                       2003      1.000          1.132                 --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.188          1.225                 --
                                                       2005      1.178          1.188          4,400,365
                                                       2004      1.079          1.178          2,095,541
                                                       2003      1.000          1.079            148,150

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.165          1.257                 --
                                                       2005      1.117          1.165          1,218,149
                                                       2004      1.000          1.117            238,156

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.410          1.617                 --
                                                       2005      1.314          1.410          1,223,044
                                                       2004      1.159          1.314            688,983
                                                       2003      1.000          1.159                788

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.274          1.350                 --
                                                       2005      1.227          1.274            171,747
                                                       2004      1.127          1.227             90,074
                                                       2003      1.000          1.127             13,260

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.059          1.113                 --
                                                       2005      1.000          1.059             37,255

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.191          1.201                 --
                                                       2005      1.173          1.191          1,102,036
                                                       2004      1.079          1.173            354,288
                                                       2003      1.000          1.079                 --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.206          1.256                 --
                                                       2005      1.206          1.206            329,452
                                                       2004      1.117          1.206            126,430
                                                       2003      1.000          1.117                 --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.133          1.302                 --
                                                       2005      1.000          1.133             36,529

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.266                 --
                                                       2005      1.000          1.105             31,332

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.213          1.257                 --
                                                       2005      1.149          1.213              7,209
                                                       2004      1.129          1.149                 --
                                                       2003      1.000          1.129                 --

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (11/99)............................................  2008      1.428          1.361                 --
                                                       2007      1.247          1.428            114,349
                                                       2006      1.237          1.247            117,674
                                                       2005      1.170          1.237             97,729
                                                       2004      1.116          1.170             32,274
                                                       2003      1.000          1.116                 --

           VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 2.10%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                               BEGINNING    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR     OF YEAR      END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.249          1.304               --
                                                       2005      1.220          1.249               --
                                                       2004      1.120          1.220               --
                                                       2003      1.000          1.120               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.304          1.269               --
                                                       2005      1.159          1.304               --
                                                       2004      1.093          1.159               --
                                                       2003      1.000          1.093               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.179          1.643          112,622
                                                       2008      1.955          1.179          117,613
                                                       2007      1.738          1.955          124,866
                                                       2006      1.474          1.738          137,037
                                                       2005      1.319          1.474          121,081
                                                       2004      1.187          1.319           52,556
                                                       2003      1.000          1.187            6,649

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.938          1.281          171,580
                                                       2008      1.710          0.938          177,913
                                                       2007      1.554          1.710          181,992
                                                       2006      1.440          1.554          232,157
                                                       2005      1.266          1.440          179,843
                                                       2004      1.149          1.266           55,079
                                                       2003      1.000          1.149            8,761

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      0.907          1.165          162,927
                                                       2008      1.490          0.907          170,099
                                                       2007      1.449          1.490          168,927
                                                       2006      1.284          1.449          238,306
                                                       2005      1.239          1.284          219,932
                                                       2004      1.147          1.239           98,609
                                                       2003      1.000          1.147            8,885

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.551          1.532               --
                                                       2005      1.340          1.551               --
                                                       2004      1.145          1.340               --
                                                       2003      1.000          1.145               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                               BEGINNING    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR     OF YEAR      END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      1.543          2.004               --
                                                       2005      1.470          1.543               --
                                                       2004      1.143          1.470               --
                                                       2003      1.000          1.143               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.406               --
                                                       2005      1.201          1.295               --
                                                       2004      1.074          1.201               --
                                                       2003      1.000          1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.293          1.438               --
                                                       2005      1.199          1.293           23,446
                                                       2004      1.067          1.199           23,446
                                                       2003      1.000          1.067               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2009      1.042          1.384           50,893
                                                       2008      1.854          1.042           49,780
                                                       2007      1.611          1.854           40,601
                                                       2006      1.474          1.611           50,182
                                                       2005      1.288          1.474           21,661
                                                       2004      1.141          1.288           19,053
                                                       2003      1.000          1.141            8,748

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2009      1.242          1.700           27,593
                                                       2008      2.101          1.242           26,698
                                                       2007      1.860          2.101           25,939
                                                       2006      1.690          1.860           25,324
                                                       2005      1.462          1.690           24,626
                                                       2004      1.198          1.462           21,134
                                                       2003      1.000          1.198               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2009      0.849          1.127           32,123
                                                       2008      1.232          0.849           32,130
                                                       2007      1.213          1.232           27,944
                                                       2006      1.048          1.213           27,944
                                                       2005      1.000          1.048            3,877

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                               BEGINNING    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR     OF YEAR      END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2009      0.872          1.226            7,797
                                                       2008      1.548          0.872            7,810
                                                       2007      1.422          1.548            7,822
                                                       2006      1.336          1.422            7,831
                                                       2005      1.302          1.336            7,843
                                                       2004      1.192          1.302            7,433
                                                       2003      1.000          1.192            6,551

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.334          1.547               --
                                                       2005      1.232          1.334            3,067
                                                       2004      1.117          1.232               --
                                                       2003      1.000          1.117               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.044          2.764               --
                                                       2007      2.414          3.044           11,369
                                                       2006      1.924          2.414           17,311
                                                       2005      1.542          1.924           17,471
                                                       2004      1.263          1.542           10,047
                                                       2003      1.000          1.263               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      1.155          1.550           11,742
                                                       2008      1.979          1.155           13,367
                                                       2007      1.750          1.979           13,723
                                                       2006      1.472          1.750           25,787
                                                       2005      1.364          1.472           25,787
                                                       2004      1.175          1.364           10,532
                                                       2003      1.000          1.175               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.406          1.678               --
                                                       2005      1.319          1.406               --
                                                       2004      1.161          1.319               --
                                                       2003      1.000          1.161               --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2009      1.074          1.519            7,462
                                                       2008      1.954          1.074            8,495
                                                       2007      1.639          1.954            9,373
                                                       2006      1.478          1.639            9,373
                                                       2005      1.347          1.478            9,373
                                                       2004      1.142          1.347            4,813
                                                       2003      1.000          1.142               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                               BEGINNING    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR     OF YEAR      END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.344          1.502               --
                                                       2005      1.320          1.344            4,952
                                                       2004      1.173          1.320              409
                                                       2003      1.000          1.173               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.269          1.349               --
                                                       2006      1.207          1.269            9,233
                                                       2005      1.160          1.207            8,498
                                                       2004      1.151          1.160               --
                                                       2003      1.000          1.151               --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Global Equity Subaccount
  (10/02)............................................  2009      0.855          1.012           45,930
                                                       2008      1.488          0.855           45,978
                                                       2007      1.449          1.488           49,125
                                                       2006      1.284          1.449           51,122
                                                       2005      1.231          1.284           52,677
                                                       2004      1.140          1.231           55,062
                                                       2003      1.000          1.140            9,003

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2009      0.826          1.088           28,144
                                                       2008      1.415          0.826           30,922
                                                       2007      1.424          1.415           13,661
                                                       2006      1.337          1.424            5,291
                                                       2005      1.223          1.337            5,298
                                                       2004      1.136          1.223               --
                                                       2003      1.000          1.136               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2009      1.006          1.203           25,339
                                                       2008      1.453          1.006           12,520
                                                       2007      1.369          1.453           12,657
                                                       2006      1.218          1.369           12,768
                                                       2005      1.192          1.218            2,581
                                                       2004      1.119          1.192               --
                                                       2003      1.000          1.119               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.928          0.912               --
                                                       2008      1.343          0.928           14,076
                                                       2007      1.347          1.343           14,076

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                               BEGINNING    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR     OF YEAR      END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2009      0.764          1.049           39,695
                                                       2008      1.348          0.764           39,774
                                                       2007      1.352          1.348           39,839
                                                       2006      1.215          1.352           39,896
                                                       2005      1.179          1.215           39,960
                                                       2004      1.129          1.179           12,072
                                                       2003      1.000          1.129           12,074

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2009      0.917          1.096               --
                                                       2008      1.312          0.917               --
                                                       2007      1.258          1.312               --
                                                       2006      1.090          1.258               --
                                                       2005      1.115          1.090               --
                                                       2004      1.101          1.115               --
                                                       2003      1.000          1.101               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2009      0.813          0.976          171,975
                                                       2008      1.276          0.813          173,775
                                                       2007      1.237          1.276          454,854
                                                       2006      1.143          1.237          465,512
                                                       2005      1.120          1.143          484,636
                                                       2004      1.089          1.120          357,916
                                                       2003      1.000          1.089          292,892

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (11/99).......................  2009      0.895          1.134           43,984
                                                       2008      1.441          0.895           45,520
                                                       2007      1.453          1.441           46,876
                                                       2006      1.271          1.453           41,018
                                                       2005      1.238          1.271           42,517
                                                       2004      1.169          1.238           14,741
                                                       2003      1.000          1.169               --

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)..................................  2009      0.960          1.171               --
                                                       2008      1.523          0.960               --
                                                       2007      1.498          1.523               --
                                                       2006      1.293          1.498               --
                                                       2005      1.240          1.293               --
                                                       2004      1.147          1.240               --
                                                       2003      1.000          1.147               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                               BEGINNING    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR     OF YEAR      END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.767          1.070            5,294
                                                       2008      1.250          0.767            5,703
                                                       2007      1.212          1.250            6,057
                                                       2006      1.183          1.212            6,346
                                                       2005      1.148          1.183           14,223
                                                       2004      1.169          1.148            7,565
                                                       2003      1.000          1.169               --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2009      0.993          1.322           10,675
                                                       2008      1.567          0.993           11,468
                                                       2007      1.494          1.567           12,190
                                                       2006      1.328          1.494           19,832
                                                       2005      1.252          1.328           27,399
                                                       2004      1.158          1.252           14,069
                                                       2003      1.000          1.158               --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.989          1.382            4,075
                                                       2008      1.703          0.989            4,639
                                                       2007      1.581          1.703            9,176
                                                       2006      1.432          1.581            9,176
                                                       2005      1.394          1.432            9,176
                                                       2004      1.236          1.394            4,623
                                                       2003      1.000          1.236               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.882          0.858               --
                                                       2008      1.442          0.882           36,176
                                                       2007      1.403          1.442           36,176
                                                       2006      1.245          1.403           36,176
                                                       2005      1.219          1.245               --
                                                       2004      1.130          1.219               --
                                                       2003      1.000          1.130               --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.308          1.327               --
                                                       2006      1.189          1.308           14,076
                                                       2005      1.173          1.189           14,076
                                                       2004      1.122          1.173               --
                                                       2003      1.000          1.122               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                               BEGINNING    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR     OF YEAR      END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Money Market Subaccount (11/99).............  2009      1.045          1.026          107,809
                                                       2008      1.040          1.045          107,814
                                                       2007      1.013          1.040          107,819
                                                       2006      0.989          1.013            3,729
                                                       2005      0.982          0.989            3,734
                                                       2004      0.994          0.982               --
                                                       2003      1.000          0.994               --

  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.773          0.889           20,292
                                                       2008      1.002          0.773           20,296
                                                       2007      1.010          1.002           20,300
                                                       2006      0.990          1.010           24,696
                                                       2005      0.988          0.990           29,111
                                                       2004      0.997          0.988           26,017
                                                       2003      1.000          0.997               --

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2009      0.968          1.131               --
                                                       2008      1.144          0.968               --
                                                       2007      1.145          1.144               --
                                                       2006      1.110          1.145               --
                                                       2005      1.105          1.110               --
                                                       2004      1.057          1.105               --
                                                       2003      1.000          1.057               --

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2009      0.876          1.371            8,261
                                                       2008      1.277          0.876            8,497
                                                       2007      1.300          1.277            8,701
                                                       2006      1.197          1.300            8,867
                                                       2005      1.191          1.197            3,844
                                                       2004      1.101          1.191               --
                                                       2003      1.000          1.101               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.587          1.691               --
                                                       2006      1.436          1.587               --
                                                       2005      1.397          1.436            6,229
                                                       2004      1.234          1.397            6,233
                                                       2003      1.000          1.234               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                               BEGINNING    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR     OF YEAR      END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.462          1.532               --
                                                       2006      1.264          1.462            6,735
                                                       2005      1.241          1.264            6,742
                                                       2004      1.170          1.241            6,750
                                                       2003      1.000          1.170            6,753

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.461          1.515               --
                                                       2006      1.272          1.461           98,893
                                                       2005      1.258          1.272           92,498
                                                       2004      1.140          1.258           29,092
                                                       2003      1.000          1.140               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.635          1.799               --
                                                       2006      1.488          1.635           46,317
                                                       2005      1.404          1.488           39,524
                                                       2004      1.156          1.404            7,424
                                                       2003      1.000          1.156               --

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.518          1.589               --
                                                       2006      1.438          1.518               --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.971          1.134               --
                                                       2008      1.582          0.971               --
                                                       2007      1.576          1.582               --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.581          0.768               --
                                                       2008      1.014          0.581               --
                                                       2007      1.216          1.014               --
                                                       2006      1.003          1.216               --

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.954          1.206               --
                                                       2008      1.303          0.954               --
                                                       2007      1.344          1.303               --
                                                       2006      1.265          1.344               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      0.999          1.521               --
                                                       2008      1.722          0.999               --
                                                       2007      1.773          1.722               --
                                                       2006      1.615          1.773               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                               BEGINNING    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR     OF YEAR      END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      1.138          1.596               --
                                                       2008      1.999          1.138               --
                                                       2007      1.565          1.999               --
                                                       2006      1.532          1.565               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.679          0.909               --
                                                       2008      1.123          0.679               --
                                                       2007      1.272          1.123               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.679          0.787           67,917
                                                       2008      1.089          0.679           67,941
                                                       2007      1.072          1.089           81,988
                                                       2006      1.001          1.072           12,689

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.631          0.782           64,009
                                                       2008      1.052          0.631           65,062
                                                       2007      1.068          1.052           90,378
                                                       2006      1.015          1.068           18,789

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.813          0.771               --
                                                       2008      1.448          0.813               --
                                                       2007      1.321          1.448               --
                                                       2006      1.342          1.321               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.844          1.109               --
                                                       2008      1.404          0.844               --
                                                       2007      1.287          1.404               --
                                                       2006      1.301          1.287               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.264          2.091            8,406
                                                       2008      2.768          1.264            9,378

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.172          1.510               --
                                                       2008      2.077          1.172               --
                                                       2007      1.984          2.077               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.085          1.257           22,137
                                                       2008      1.186          1.085           23,424
                                                       2007      1.124          1.186           24,961

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      0.977          1.185               --
                                                       2008      1.485          0.977               --
                                                       2007      1.445          1.485               --
                                                       2006      1.348          1.445               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                               BEGINNING    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR     OF YEAR      END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.167          1.286               --
                                                       2006      1.113          1.167               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.130          1.473           10,348
                                                       2008      1.293          1.130           10,353
                                                       2007      1.239          1.293           10,731
                                                       2006      1.200          1.239           10,736

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.669          0.828           51,006
                                                       2008      0.974          0.669           51,956
                                                       2007      1.025          0.974           56,670
                                                       2006      1.003          1.025           41,024

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.822          1.201               --
                                                       2008      1.546          0.822               --
                                                       2007      1.312          1.546               --
                                                       2006      1.348          1.312               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2009      1.033          1.105            7,550
                                                       2008      1.094          1.033            7,557
                                                       2007      1.052          1.094            8,160
                                                       2006      1.017          1.052            8,164

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.737          0.727               --
                                                       2008      1.259          0.737               --
                                                       2007      1.287          1.259               --
                                                       2006      1.256          1.287               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.713          0.743               --
                                                       2008      1.319          0.713               --
                                                       2007      1.296          1.319               --
                                                       2006      1.283          1.296               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.814          0.970           26,542
                                                       2008      1.362          0.814           26,560
                                                       2007      1.337          1.362           29,123
                                                       2006      1.308          1.337           29,130

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2009      0.900          1.233               --
                                                       2008      1.361          0.900               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.623          0.802               --
                                                       2008      1.068          0.623               --
                                                       2007      1.057          1.068               --
                                                       2006      1.002          1.057               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                               BEGINNING    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR     OF YEAR      END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.900          1.063               --
                                                       2008      1.074          0.900               --
                                                       2007      1.039          1.074               --
                                                       2006      1.001          1.039               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.824          0.998               --
                                                       2008      1.073          0.824               --
                                                       2007      1.046          1.073               --
                                                       2006      1.002          1.046               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.750          0.930               --
                                                       2008      1.074          0.750               --
                                                       2007      1.051          1.074               --
                                                       2006      1.002          1.051               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.682          0.862           17,203
                                                       2008      1.074          0.682           17,227
                                                       2007      1.056          1.074           17,248
                                                       2006      1.002          1.056           17,267

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      1.011          1.172           62,555
                                                       2008      1.329          1.011           63,793
                                                       2007      1.303          1.329           60,104
                                                       2006      1.223          1.303          125,530

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      1.063          1.258               --
                                                       2008      1.458          1.063               --
                                                       2007      1.384          1.458            2,560
                                                       2006      1.256          1.384            2,560

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.634          0.869               --
                                                       2008      1.090          0.634               --
                                                       2007      1.047          1.090               --
                                                       2006      0.996          1.047               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.647          0.906               --
                                                       2008      1.138          0.647               --
                                                       2007      1.065          1.138               --
                                                       2006      0.998          1.065               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                               BEGINNING    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR     OF YEAR      END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.099          1.120               --
                                                       2006      1.115          1.099           41,396
                                                       2005      1.115          1.115           42,753
                                                       2004      1.046          1.115           16,047
                                                       2003      1.000          1.046               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.173          1.210               --
                                                       2008      1.143          1.173          103,283
                                                       2007      1.073          1.143           89,883
                                                       2006      1.056          1.073           89,261
                                                       2005      1.052          1.056           88,432
                                                       2004      1.024          1.052           25,853
                                                       2003      1.000          1.024               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.845          1.995               --
                                                       2006      1.475          1.845               --
                                                       2005      1.343          1.475               --
                                                       2004      1.180          1.343               --
                                                       2003      1.000          1.180               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.839          1.961               --
                                                       2006      1.601          1.839            8,267
                                                       2005      1.528          1.601            8,267
                                                       2004      1.236          1.528            4,239
                                                       2003      1.000          1.236               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.262          1.342               --
                                                       2005      1.185          1.262               --
                                                       2004      1.136          1.185               --
                                                       2003      1.000          1.136               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.246          1.308               --
                                                       2005      1.218          1.246           27,363
                                                       2004      1.132          1.218            6,969
                                                       2003      1.000          1.132            6,972

  Travelers Large Cap Subaccount (11/99).............  2006      1.247          1.283               --
                                                       2005      1.172          1.247               --
                                                       2004      1.123          1.172               --
                                                       2003      1.000          1.123               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                               BEGINNING    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR     OF YEAR      END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.074          1.140               --
                                                       2005      1.000          1.074               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.027          1.030               --
                                                       2005      1.000          1.027               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.043          1.078               --
                                                       2005      1.000          1.043               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.062          1.105               --
                                                       2005      1.000          1.062               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.034          1.053               --
                                                       2005      1.000          1.034               --

  Travelers Managed Income Subaccount (11/99)........  2006      1.029          1.017               --
                                                       2005      1.036          1.029            7,733
                                                       2004      1.029          1.036               --
                                                       2003      1.000          1.029               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.357          1.438               --
                                                       2005      1.236          1.357               --
                                                       2004      1.090          1.236               --
                                                       2003      1.000          1.090               --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.276          1.348               --
                                                       2005      1.264          1.276               --
                                                       2004      1.132          1.264               --
                                                       2003      1.000          1.132               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.187          1.223               --
                                                       2005      1.177          1.187          113,120
                                                       2004      1.078          1.177           41,109
                                                       2003      1.000          1.078               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.164          1.256               --
                                                       2005      1.117          1.164               --
                                                       2004      1.000          1.117               --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.408          1.615               --
                                                       2005      1.313          1.408               --
                                                       2004      1.158          1.313               --
                                                       2003      1.000          1.158               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                               BEGINNING    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR     OF YEAR      END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.273          1.348               --
                                                       2005      1.226          1.273               --
                                                       2004      1.127          1.226               --
                                                       2003      1.000          1.127               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.059          1.113               --
                                                       2005      1.000          1.059               --

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.190          1.200               --
                                                       2005      1.172          1.190            5,460
                                                       2004      1.079          1.172              307
                                                       2003      1.000          1.079               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.204          1.254               --
                                                       2005      1.205          1.204               --
                                                       2004      1.116          1.205               --
                                                       2003      1.000          1.116               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.132          1.301               --
                                                       2005      1.000          1.132               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.265               --
                                                       2005      1.000          1.105               --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.212          1.256               --
                                                       2005      1.148          1.212               --
                                                       2004      1.128          1.148               --
                                                       2003      1.000          1.128               --

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (11/99)............................................  2008      1.425          0.712               --
                                                       2007      1.244          1.425               --
                                                       2006      1.236          1.244               --
                                                       2005      1.169          1.236               --
                                                       2004      1.115          1.169               --
                                                       2003      1.000          1.115               --



           VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 2.15%


                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                             BEGINNING     UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                      YEAR      OF YEAR       END OF YEAR      END OF YEAR
--------------                                      ----   -------------   -------------   ---------------
AllianceBernstein Variable Products Series Fund,
  Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)................................  2006       1.108           1.156                 --
                                                    2005       1.082           1.108            353,457
                                                    2004       1.000           1.082                 --

                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                             BEGINNING     UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                      YEAR      OF YEAR       END OF YEAR      END OF YEAR
--------------                                      ----   -------------   -------------   ---------------

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)...............................  2006       1.191           1.158                 --
                                                    2005       1.059           1.191            174,445
                                                    2004       1.000           1.059                 --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class
  2) (11/99)......................................  2009       0.994           1.384          1,178,225
                                                    2008       1.648           0.994          1,270,776
                                                    2007       1.467           1.648          1,327,149
                                                    2006       1.244           1.467          1,524,051
                                                    2005       1.114           1.244          1,208,887
                                                    2004       1.000           1.114                 --

  American Funds Growth Subaccount (Class 2)
  (11/99).........................................  2009       0.804           1.097          3,648,912
                                                    2008       1.466           0.804          3,917,087
                                                    2007       1.334           1.466          4,009,690
                                                    2006       1.236           1.334          4,214,159
                                                    2005       1.087           1.236          3,292,877
                                                    2004       1.000           1.087             29,474

  American Funds Growth-Income Subaccount (Class
  2) (11/99)......................................  2009       0.779           1.000          3,429,437
                                                    2008       1.280           0.779          3,668,310
                                                    2007       1.245           1.280          3,890,683
                                                    2006       1.104           1.245          4,027,425
                                                    2005       1.066           1.104          3,282,663
                                                    2004       1.000           1.066             44,503

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)................  2006       1.354           1.338                 --
                                                    2005       1.171           1.354             76,052
                                                    2004       1.000           1.171                 --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00)..........................................  2006       1.352           1.755                 --
                                                    2005       1.289           1.352             34,976
                                                    2004       1.000           1.289                 --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03).............................  2006       1.206           1.309                 --
                                                    2005       1.118           1.206             63,903
                                                    2004       1.000           1.118                 --

                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                             BEGINNING     UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                      YEAR      OF YEAR       END OF YEAR      END OF YEAR
--------------                                      ----   -------------   -------------   ---------------

  FAMVS Mercury Value Opportunities V.I.
  Subaccount (Class III) (11/03)..................  2006       1.208           1.344                 --
                                                    2005       1.121           1.208             90,980
                                                    2004       1.000           1.121                 --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99)..................................  2009       0.894           1.188            849,211
                                                    2008       1.593           0.894            941,876
                                                    2007       1.385           1.593            945,221
                                                    2006       1.268           1.385            947,119
                                                    2005       1.109           1.268            720,921
                                                    2004       1.000           1.109                 --

  Fidelity VIP Mid Cap Subaccount (Service Class
  2) (5/01).......................................  2009       1.042           1.425            434,673
                                                    2008       1.762           1.042            494,669
                                                    2007       1.561           1.762            522,630
                                                    2006       1.419           1.561            478,423
                                                    2005       1.228           1.419            367,724
                                                    2004       1.000           1.228             13,438

Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Franklin Income Securities Subaccount
  (Class 2) (5/05)................................  2009       0.847           1.124            292,894
                                                    2008       1.231           0.847            293,754
                                                    2007       1.212           1.231            305,622
                                                    2006       1.047           1.212            323,672
                                                    2005       1.000           1.047            182,554

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99)....................  2009       0.726           1.020              5,109
                                                    2008       1.290           0.726              5,732
                                                    2007       1.185           1.290              5,940
                                                    2006       1.114           1.185              6,096
                                                    2005       1.086           1.114              5,038
                                                    2004       1.000           1.086                 --

  FTVIPT Mutual Shares Securities Subaccount
  (Class 2) (5/02)................................  2006       1.192           1.381                 --
                                                    2005       1.101           1.192            413,212
                                                    2004       1.000           1.101                 --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03).....................  2008       2.489           2.260                 --
                                                    2007       1.975           2.489            178,266
                                                    2006       1.575           1.975            226,098
                                                    2005       1.263           1.575            129,996
                                                    2004       1.000           1.263                 --

                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                             BEGINNING     UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                      YEAR      OF YEAR       END OF YEAR      END OF YEAR
--------------                                      ----   -------------   -------------   ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)...............................  2009       0.978           1.312            804,657
                                                    2008       1.676           0.978            921,223
                                                    2007       1.483           1.676            894,448
                                                    2006       1.248           1.483            892,316
                                                    2005       1.157           1.248            709,853
                                                    2004       1.000           1.157                 --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)................................  2006       1.194           1.424                 --
                                                    2005       1.121           1.194            302,144
                                                    2004       1.000           1.121             21,542

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service
  Shares) (5/00)..................................  2009       0.900           1.273             75,558
                                                    2008       1.639           0.900             79,881
                                                    2007       1.375           1.639             81,578
                                                    2006       1.240           1.375             46,830
                                                    2005       1.131           1.240             43,482
                                                    2004       1.000           1.131                 --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)...  2006       1.147           1.281                 --
                                                    2005       1.127           1.147            153,713
                                                    2004       1.000           1.127                 --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth
  Subaccount (5/01)...............................  2007       1.123           1.193                 --
                                                    2006       1.069           1.123                 --
                                                    2005       1.027           1.069                 --
                                                    2004       1.000           1.027                 --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Global Equity Subaccount
  (10/02).........................................  2009       0.740           0.876            984,303
                                                    2008       1.289           0.740          1,022,087
                                                    2007       1.255           1.289          1,055,123
                                                    2006       1.113           1.255          1,144,232
                                                    2005       1.068           1.113          1,028,442
                                                    2004       1.000           1.068                 --

                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                             BEGINNING     UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                      YEAR      OF YEAR       END OF YEAR      END OF YEAR
--------------                                      ----   -------------   -------------   ---------------

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99)....................  2009       0.720           0.948            552,090
                                                    2008       1.234           0.720            593,380
                                                    2007       1.242           1.234            625,818
                                                    2006       1.166           1.242            912,961
                                                    2005       1.067           1.166            696,942
                                                    2004       1.000           1.067                 --

  LMPVET ClearBridge Variable Appreciation
  Subaccount (Class I) (11/99)....................  2009       0.891           1.064            476,111
                                                    2008       1.287           0.891            497,112
                                                    2007       1.213           1.287            544,610
                                                    2006       1.080           1.213            557,311
                                                    2005       1.058           1.080            525,303
                                                    2004       1.000           1.058                 --

  LMPVET ClearBridge Variable Appreciation
  Subaccount (Class II) (11/07)...................  2009       0.816           0.802                 --
                                                    2008       1.182           0.816             39,512
                                                    2007       1.185           1.182             41,137

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02).........................................  2009       0.672           0.923            975,105
                                                    2008       1.187           0.672          1,014,682
                                                    2007       1.191           1.187          1,759,907
                                                    2006       1.071           1.191          1,775,385
                                                    2005       1.040           1.071          1,534,932
                                                    2004       1.000           1.040                 --

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)...............................  2009       0.835           0.998             24,058
                                                    2008       1.195           0.835             26,553
                                                    2007       1.147           1.195             26,571
                                                    2006       0.994           1.147             26,587
                                                    2005       1.017           0.994             19,939
                                                    2004       1.000           1.017                 --

  LMPVET ClearBridge Variable Equity Income
  Builder Subaccount (Class II) (10/02)...........  2009       0.748           0.897            353,881
                                                    2008       1.174           0.748            464,280
                                                    2007       1.139           1.174            464,811
                                                    2006       1.053           1.139            488,597
                                                    2005       1.032           1.053            426,740
                                                    2004       1.000           1.032             45,975

                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                             BEGINNING     UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                      YEAR      OF YEAR       END OF YEAR      END OF YEAR
--------------                                      ----   -------------   -------------   ---------------

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (11/99)....................  2009       0.764           0.967            181,737
                                                    2008       1.231           0.764            213,678
                                                    2007       1.242           1.231            206,494
                                                    2006       1.086           1.242            503,982
                                                    2005       1.059           1.086            390,672
                                                    2004       1.000           1.059                 --

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)...............................  2009       0.836           1.018             31,529
                                                    2008       1.326           0.836             33,906
                                                    2007       1.304           1.326             35,213
                                                    2006       1.127           1.304             36,046
                                                    2005       1.081           1.127             36,984
                                                    2004       1.000           1.081                 --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99)....................  2009       0.661           0.921             91,170
                                                    2008       1.077           0.661            101,152
                                                    2007       1.045           1.077            100,607
                                                    2006       1.021           1.045            165,633
                                                    2005       0.991           1.021            129,001
                                                    2004       1.000           0.991                 --

  LMPVET ClearBridge Variable Mid Cap Core
  Subaccount (Class I) (11/99)....................  2009       0.867           1.154              8,526
                                                    2008       1.369           0.867              2,739
                                                    2007       1.305           1.369             23,997
                                                    2006       1.161           1.305             34,809
                                                    2005       1.096           1.161             35,567
                                                    2004       1.000           1.096                 --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99)....................  2009       0.826           1.155            120,076
                                                    2008       1.424           0.826            120,163
                                                    2007       1.323           1.424            119,185
                                                    2006       1.198           1.323             51,022
                                                    2005       1.167           1.198             51,022
                                                    2004       1.000           1.167                 --

  LMPVET Equity Index Subaccount (Class II)
  (11/99).........................................  2009       0.773           0.752                 --
                                                    2008       1.264           0.773            177,698
                                                    2007       1.231           1.264            202,584
                                                    2006       1.093           1.231            225,680
                                                    2005       1.071           1.093            174,038
                                                    2004       1.000           1.071                 --

                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                             BEGINNING     UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                      YEAR      OF YEAR       END OF YEAR      END OF YEAR
--------------                                      ----   -------------   -------------   ---------------

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)........................  2007       1.152           1.168                 --
                                                    2006       1.048           1.152             40,801
                                                    2005       1.034           1.048             18,956
                                                    2004       1.000           1.034                 --

Legg Mason Partners Variable Income Trust
  LMPVIT Money Market Subaccount (11/99)..........  2009       1.057           1.037          1,793,546
                                                    2008       1.052           1.057          1,897,518
                                                    2007       1.025           1.052          1,297,682
                                                    2006       1.001           1.025            671,961
                                                    2005       0.995           1.001             57,160
                                                    2004       1.000           0.995                 --

  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)........................  2009       0.780           0.897             67,152
                                                    2008       1.011           0.780             69,808
                                                    2007       1.020           1.011             35,150
                                                    2006       1.001           1.020             35,006
                                                    2005       0.999           1.001             34,523
                                                    2004       1.000           0.999                 --

  LMPVIT Western Asset Variable Diversified
  Strategic Income Subaccount (11/99).............  2009       0.936           1.093              5,736
                                                    2008       1.107           0.936              5,743
                                                    2007       1.109           1.107              5,750
                                                    2006       1.075           1.109              5,756
                                                    2005       1.071           1.075              5,763
                                                    2004       1.000           1.071                 --

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99)..............................  2009       0.797           1.247            260,201
                                                    2008       1.163           0.797            304,392
                                                    2007       1.184           1.163            359,284
                                                    2006       1.090           1.184            372,782
                                                    2005       1.086           1.090            220,396
                                                    2004       1.000           1.086                 --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)................................  2007       1.328           1.415                 --
                                                    2006       1.202           1.328             67,097
                                                    2005       1.170           1.202             70,238
                                                    2004       1.000           1.170              7,051

                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                             BEGINNING     UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                      YEAR      OF YEAR       END OF YEAR      END OF YEAR
--------------                                      ----   -------------   -------------   ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99).....  2007       1.246           1.305                 --
                                                    2006       1.078           1.246                 --
                                                    2005       1.058           1.078                 --
                                                    2004       1.000           1.058                 --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class
  VC) (5/03)......................................  2007       1.277           1.325                 --
                                                    2006       1.112           1.277            508,027
                                                    2005       1.101           1.112            516,684
                                                    2004       1.000           1.101                 --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)..........................................  2007       1.352           1.487                 --
                                                    2006       1.231           1.352            437,900
                                                    2005       1.162           1.231            426,413
                                                    2004       1.000           1.162                 --

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class
  A) (4/06).......................................  2007       1.380           1.444                 --
                                                    2006       1.308           1.380             23,961

  MIST BlackRock Large Cap Core Subaccount (Class
  E) (4/07).......................................  2009       0.882           1.029             51,700
                                                    2008       1.438           0.882             53,801
                                                    2007       1.432           1.438             56,482

  MIST Clarion Global Real Estate Subaccount
  (Class A) (4/06)................................  2009       0.580           0.767            186,063
                                                    2008       1.014           0.580            152,894
                                                    2007       1.216           1.014            118,066
                                                    2006       1.003           1.216             49,955

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06)..........................................  2009       0.952           1.203              9,991
                                                    2008       1.301           0.952              6,970
                                                    2007       1.343           1.301              8,885
                                                    2006       1.264           1.343              3,982

  MIST Harris Oakmark International Subaccount
  (Class A) (4/06) *..............................  2009       0.871           1.325            363,948
                                                    2008       1.501           0.871            380,540
                                                    2007       1.547           1.501            381,197
                                                    2006       1.409           1.547            390,908

                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                             BEGINNING     UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                      YEAR      OF YEAR       END OF YEAR      END OF YEAR
--------------                                      ----   -------------   -------------   ---------------

  MIST Janus Forty Subaccount (Class A) (4/06)....  2009       0.993           1.391            132,089
                                                    2008       1.744           0.993            128,462
                                                    2007       1.366           1.744            101,458
                                                    2006       1.338           1.366             54,370

  MIST Lazard Mid Cap Subaccount (Class B)
  (4/07)..........................................  2009       0.677           0.907             22,159
                                                    2008       1.122           0.677             39,020
                                                    2007       1.271           1.122             41,941

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *..............................  2009       0.678           0.786          1,669,539
                                                    2008       1.088           0.678          1,796,053
                                                    2007       1.072           1.088          1,893,008
                                                    2006       1.001           1.072          1,335,254

  MIST Lord Abbett Mid Cap Value Subaccount (Class
  B) (5/06) *.....................................  2009       0.630           0.780            397,021
                                                    2008       1.051           0.630            490,266
                                                    2007       1.068           1.051            529,466
                                                    2006       1.015           1.068                 --

  MIST Met/AIM Capital Appreciation Subaccount
  (Class A) (4/06)................................  2009       0.723           0.686                 --
                                                    2008       1.287           0.723            153,352
                                                    2007       1.175           1.287            194,832
                                                    2006       1.194           1.175            197,432

  MIST Met/AIM Small Cap Growth Subaccount (Class
  A) (4/06).......................................  2009       0.843           1.107              6,554
                                                    2008       1.402           0.843              2,489
                                                    2007       1.286           1.402              4,361
                                                    2006       1.301           1.286              4,362

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)................................  2009       1.033           1.708            181,927
                                                    2008       2.264           1.033            177,810

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *..............................  2009       1.011           1.301             33,048
                                                    2008       1.792           1.011             36,366
                                                    2007       1.712           1.792             18,531

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *..............................  2009       1.037           1.202            776,071
                                                    2008       1.135           1.037            953,326
                                                    2007       1.076           1.135          1,045,829

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09)..........................................  2009       1.203           1.335          1,183,299

                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                             BEGINNING     UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                      YEAR      OF YEAR       END OF YEAR      END OF YEAR
--------------                                      ----   -------------   -------------   ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)...  2009       0.870           1.055              6,271
                                                    2008       1.324           0.870             17,292
                                                    2007       1.288           1.324             19,492
                                                    2006       1.202           1.288             19,453

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)..........................................  2007       1.166           1.285                 --
                                                    2006       1.112           1.166             42,619

  MIST Pioneer Strategic Income Subaccount (Class
  A) (4/06).......................................  2009       1.064           1.385            367,231
                                                    2008       1.218           1.064            469,795
                                                    2007       1.167           1.218            529,155
                                                    2006       1.130           1.167            535,102

  MIST Third Avenue Small Cap Value Subaccount
  (Class B) (4/06) *..............................  2009       0.668           0.827            784,142
                                                    2008       0.973           0.668            857,423
                                                    2007       1.025           0.973            846,047
                                                    2006       1.003           1.025            494,918

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount
  (Class D) (4/06)................................  2009       0.697           1.018                  0
                                                    2008       1.312           0.697                604
                                                    2007       1.113           1.312              2,629
                                                    2006       1.145           1.113              3,510

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06)..........................................  2009       1.024           1.096            175,059
                                                    2008       1.085           1.024            163,636
                                                    2007       1.045           1.085            184,935
                                                    2006       1.010           1.045            191,344

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)................................  2009       0.704           0.884            172,069

  MSF Capital Guardian U.S. Equity Subaccount
  (Class A) (4/06) *..............................  2009       0.665           0.656                 --
                                                    2008       1.136           0.665              8,429
                                                    2007       1.162           1.136             10,285
                                                    2006       1.134           1.162              9,541

  MSF FI Large Cap Subaccount (Class A) (4/06)....  2009       0.637           0.664                 --
                                                    2008       1.180           0.637             22,307
                                                    2007       1.160           1.180             17,820
                                                    2006       1.149           1.160             18,509

                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                             BEGINNING     UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                      YEAR      OF YEAR       END OF YEAR      END OF YEAR
--------------                                      ----   -------------   -------------   ---------------

  MSF FI Value Leaders Subaccount (Class D)
  (4/06)..........................................  2009       0.735           0.876             86,674
                                                    2008       1.232           0.735            111,730
                                                    2007       1.209           1.232            159,460
                                                    2006       1.183           1.209            159,508

  MSF Jennison Growth Subaccount (Class A)
  (4/08)..........................................  2009       0.814           1.115                 --
                                                    2008       1.232           0.814                 --

  MSF MetLife Aggressive Allocation Subaccount
  (Class B) (4/06)................................  2009       0.622           0.801             49,481
                                                    2008       1.068           0.622             52,151
                                                    2007       1.056           1.068             52,197
                                                    2006       1.002           1.056             49,616

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)................................  2009       0.899           1.061            175,913
                                                    2008       1.073           0.899            104,865
                                                    2007       1.039           1.073             86,964
                                                    2006       1.001           1.039                 --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06).....................  2009       0.823           0.996            256,829
                                                    2008       1.072           0.823            147,863
                                                    2007       1.045           1.072            132,392
                                                    2006       1.002           1.045            102,511

  MSF MetLife Moderate Allocation Subaccount
  (Class B) (4/06)................................  2009       0.749           0.928            947,221
                                                    2008       1.073           0.749            803,987
                                                    2007       1.051           1.073          1,064,897
                                                    2006       1.002           1.051          1,076,017

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06).....................  2009       0.681           0.861          1,218,355
                                                    2008       1.073           0.681          1,037,284
                                                    2007       1.055           1.073          1,097,164
                                                    2006       1.002           1.055          1,244,345

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09)..........................................  2009       0.777           0.952            217,656

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06)..........................................  2009       0.940           1.089          2,006,740
                                                    2008       1.237           0.940          2,129,367
                                                    2007       1.213           1.237          2,102,250
                                                    2006       1.139           1.213          2,050,469

  MSF MFS(R) Value Subaccount (Class A) (4/06)....  2009       1.058           1.251                 --
                                                    2008       1.470           1.058                 --
                                                    2007       1.395           1.470            229,974
                                                    2006       1.267           1.395            281,243

                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                             BEGINNING     UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                      YEAR      OF YEAR       END OF YEAR      END OF YEAR
--------------                                      ----   -------------   -------------   ---------------

  MSF Oppenheimer Global Equity Subaccount (Class
  B) (4/06) *.....................................  2009       0.634           0.867            522,974
                                                    2008       1.089           0.634            591,353
                                                    2007       1.047           1.089            616,360
                                                    2006       0.996           1.047            651,080

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)................................  2009       0.646           0.904            122,647
                                                    2008       1.137           0.646            175,390
                                                    2007       1.065           1.137            179,670
                                                    2006       0.998           1.065            205,614

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)...................................  2007       1.052           1.072                 --
                                                    2006       1.068           1.052          1,146,453
                                                    2005       1.069           1.068            971,994
                                                    2004       1.000           1.069             14,137

  PIMCO VIT Total Return Subaccount
  (Administrative Class) (5/01)...................  2009       1.163           1.200                 --
                                                    2008       1.134           1.163          1,261,097
                                                    2007       1.065           1.134          1,471,005
                                                    2006       1.048           1.065          1,468,286
                                                    2005       1.045           1.048          1,014,696
                                                    2004       1.000           1.045             19,840

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01)......................................  2007       1.593           1.721                 --
                                                    2006       1.274           1.593                 --
                                                    2005       1.160           1.274                 --
                                                    2004       1.000           1.160                 --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01)..........................................  2007       1.436           1.531                 --
                                                    2006       1.251           1.436            264,350
                                                    2005       1.194           1.251            217,053
                                                    2004       1.000           1.194                 --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01)..........................................  2006       1.124           1.194                 --
                                                    2005       1.056           1.124            222,683
                                                    2004       1.000           1.056                 --

  Travelers Equity Income Subaccount (11/99)......  2006       1.128           1.183                 --
                                                    2005       1.103           1.128            151,039
                                                    2004       1.000           1.103                 --

                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                             BEGINNING     UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                      YEAR      OF YEAR       END OF YEAR      END OF YEAR
--------------                                      ----   -------------   -------------   ---------------

  Travelers Large Cap Subaccount (11/99)..........  2006       1.117           1.149                 --
                                                    2005       1.050           1.117                 --
                                                    2004       1.000           1.050                 --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)...............................  2006       1.074           1.140                 --
                                                    2005       1.000           1.074             43,634

  Travelers Managed Allocation Series:
  Conservative Subaccount (5/05)..................  2006       1.027           1.029                 --
                                                    2005       1.000           1.027              7,282

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)...............................  2006       1.043           1.078                 --
                                                    2005       1.000           1.043            816,886

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05)....................  2006       1.061           1.105                 --
                                                    2005       1.000           1.061            828,359

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05)..................  2006       1.034           1.052                 --
                                                    2005       1.000           1.034            106,970

  Travelers Managed Income Subaccount (11/99).....  2006       1.022           1.010                 --
                                                    2005       1.030           1.022            172,691
                                                    2004       1.000           1.030                 --

  Travelers Mercury Large Cap Core Subaccount
  (11/99).........................................  2006       1.234           1.308                 --
                                                    2005       1.125           1.234             15,412
                                                    2004       1.000           1.125                 --

  Travelers MFS(R) Mid Cap Growth Subaccount
  (5/00)..........................................  2006       1.084           1.145                 --
                                                    2005       1.075           1.084              1,025
                                                    2004       1.000           1.075                 --

  Travelers MFS(R) Total Return Subaccount
  (11/99).........................................  2006       1.105           1.139                 --
                                                    2005       1.097           1.105          1,631,663
                                                    2004       1.000           1.097                 --

  Travelers MFS(R) Value Subaccount (5/04)........  2006       1.175           1.267                 --
                                                    2005       1.127           1.175            191,065
                                                    2004       1.000           1.127                 --

  Travelers Mondrian International Stock
  Subaccount (5/00)...............................  2006       1.229           1.409                 --
                                                    2005       1.146           1.229            327,585
                                                    2004       1.000           1.146                 --

                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                             BEGINNING     UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                      YEAR      OF YEAR       END OF YEAR      END OF YEAR
--------------                                      ----   -------------   -------------   ---------------

  Travelers Pioneer Fund Subaccount (5/03)........  2006       1.135           1.202                 --
                                                    2005       1.094           1.135             23,147
                                                    2004       1.000           1.094                 --

  Travelers Pioneer Mid Cap Value Subaccount
  (5/05)..........................................  2006       1.059           1.112                 --
                                                    2005       1.000           1.059             17,275

  Travelers Pioneer Strategic Income Subaccount
  (5/00)..........................................  2006       1.121           1.130                 --
                                                    2005       1.105           1.121            430,652
                                                    2004       1.000           1.105              5,334

  Travelers Strategic Equity Subaccount (11/99)...  2006       1.098           1.143                 --
                                                    2005       1.099           1.098              8,946
                                                    2004       1.000           1.099                 --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)...............................  2006       1.132           1.301                 --
                                                    2005       1.000           1.132             11,559

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)...............................  2006       1.104           1.264                 --
                                                    2005       1.000           1.104             11,183

  Travelers Van Kampen Enterprise Subaccount
  (11/99).........................................  2006       1.095           1.134                 --
                                                    2005       1.038           1.095              8,838
                                                    2004       1.000           1.038                 --

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class
  I) (11/99)......................................  2008       1.290           0.644                 --
                                                    2007       1.127           1.290                 --
                                                    2006       1.120           1.127                 --
                                                    2005       1.060           1.120                 --
                                                    2004       1.000           1.060                 --





         VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 2.20% (B)


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.382          1.442                --
                                                       2005      1.351          1.382           124,740
                                                       2004      1.242          1.351            90,547
                                                       2003      0.960          1.242             8,543
                                                       2002      1.000          0.960                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.362          1.324                --
                                                       2005      1.212          1.362             8,136
                                                       2004      1.144          1.212             8,147
                                                       2003      0.948          1.144             8,158
                                                       2002      1.000          0.948                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.287          1.792           274,841
                                                       2008      2.136          1.287           311,801
                                                       2007      1.902          2.136           303,288
                                                       2006      1.614          1.902           304,714
                                                       2005      1.446          1.614           331,151
                                                       2004      1.303          1.446           244,082
                                                       2003      0.984          1.303            11,565
                                                       2002      1.000          0.984                --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.044          1.424           756,717
                                                       2008      1.905          1.044           769,586
                                                       2007      1.734          1.905           780,739
                                                       2006      1.608          1.734           822,900
                                                       2005      1.415          1.608           823,519
                                                       2004      1.285          1.415           619,614
                                                       2003      0.960          1.285           291,762
                                                       2002      1.000          0.960                --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      0.990          1.271           808,960
                                                       2008      1.629          0.990           974,095
                                                       2007      1.585          1.629         1,042,503
                                                       2006      1.406          1.585         1,087,505
                                                       2005      1.358          1.406         1,103,873
                                                       2004      1.258          1.358           996,065
                                                       2003      0.971          1.258           704,556
                                                       2002      1.000          0.971                --

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.600          1.580                --
                                                       2005      1.384          1.600             5,253
                                                       2004      1.183          1.384             5,256
                                                       2003      0.968          1.183             5,056
                                                       2002      1.000          0.968                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      1.776          2.304                --
                                                       2005      1.694          1.776            47,056
                                                       2004      1.318          1.694            47,056
                                                       2003      1.005          1.318            45,031
                                                       2002      1.000          1.005                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.293          1.403                --
                                                       2005      1.199          1.293                --
                                                       2004      1.073          1.199                --
                                                       2003      1.000          1.073                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.290          1.435                --
                                                       2005      1.197          1.290            21,062
                                                       2004      1.067          1.197                --
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2009      1.131          1.501           186,243
                                                       2008      2.015          1.131           200,500
                                                       2007      1.753          2.015           190,710
                                                       2006      1.606          1.753           189,094
                                                       2005      1.405          1.606           189,860
                                                       2004      1.245          1.405           162,013
                                                       2003      0.991          1.245            55,188
                                                       2002      1.000          0.991                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2009      1.376          1.881            86,856
                                                       2008      2.330          1.376            79,036
                                                       2007      2.065          2.330            97,311
                                                       2006      1.878          2.065           105,519
                                                       2005      1.626          1.878            95,492
                                                       2004      1.334          1.626            47,123
                                                       2003      0.986          1.334                --
                                                       2002      1.000          0.986                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2009      0.846          1.122           205,798
                                                       2008      1.229          0.846           232,450
                                                       2007      1.211          1.229           281,444
                                                       2006      1.047          1.211            76,712
                                                       2005      1.000          1.047                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2009      0.946          1.329            36,512
                                                       2008      1.682          0.946            40,308
                                                       2007      1.546          1.682            63,398
                                                       2006      1.454          1.546            77,823
                                                       2005      1.418          1.454            85,885
                                                       2004      1.300          1.418            79,450
                                                       2003      0.969          1.300            29,124
                                                       2002      1.000          0.969                --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.450          1.680                --
                                                       2005      1.341          1.450           315,122
                                                       2004      1.217          1.341           292,095
                                                       2003      0.994          1.217           223,043
                                                       2002      1.000          0.994                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.458          3.140                --
                                                       2007      2.745          3.458            90,456
                                                       2006      2.190          2.745           114,480
                                                       2005      1.757          2.190           104,800
                                                       2004      1.440          1.757            56,834
                                                       2003      1.000          1.440            30,640

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      1.251          1.676           111,002
                                                       2008      2.144          1.251           113,039
                                                       2007      1.899          2.144           146,322
                                                       2006      1.598          1.899           156,811
                                                       2005      1.483          1.598           151,260
                                                       2004      1.279          1.483            68,412
                                                       2003      0.989          1.279            19,323
                                                       2002      1.000          0.989                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.526          1.818                --
                                                       2005      1.433          1.526            83,262
                                                       2004      1.262          1.433            65,648
                                                       2003      0.976          1.262            36,044
                                                       2002      1.000          0.976                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2009      1.213          1.714            26,776
                                                       2008      2.209          1.213            41,422
                                                       2007      1.855          2.209            44,966
                                                       2006      1.674          1.855            46,005
                                                       2005      1.527          1.674            54,680
                                                       2004      1.296          1.527            42,139
                                                       2003      0.983          1.296            18,539
                                                       2002      1.000          0.983                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.519          1.696                --
                                                       2005      1.493          1.519            28,004
                                                       2004      1.329          1.493            23,228
                                                       2003      1.000          1.329             4,528

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.386          1.472                --
                                                       2006      1.320          1.386                --
                                                       2005      1.269          1.320            20,272
                                                       2004      1.261          1.269                --
                                                       2003      0.960          1.261                --
                                                       2002      1.000          0.960                --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Global Equity Subaccount
  (10/02)............................................  2009      0.924          1.093           618,938
                                                       2008      1.610          0.924           911,144
                                                       2007      1.569          1.610           944,938
                                                       2006      1.392          1.569           984,413
                                                       2005      1.336          1.392           752,594
                                                       2004      1.239          1.336           306,248
                                                       2003      0.962          1.239                --
                                                       2002      1.000          0.962                --

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2009      0.905          1.192           278,114
                                                       2008      1.553          0.905           289,925
                                                       2007      1.564          1.553           325,756
                                                       2006      1.470          1.564           375,378
                                                       2005      1.346          1.470           386,740
                                                       2004      1.251          1.346           354,066
                                                       2003      0.951          1.251           177,260
                                                       2002      1.000          0.951                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2009      1.064          1.271           238,607
                                                       2008      1.539          1.064           251,912
                                                       2007      1.451          1.539           245,837
                                                       2006      1.292          1.451           160,043
                                                       2005      1.267          1.292           169,407
                                                       2004      1.190          1.267           156,840
                                                       2003      0.977          1.190           108,325
                                                       2002      1.000          0.977                --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.998          0.980                --
                                                       2008      1.447          0.998            69,748
                                                       2007      1.451          1.447            69,797

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2009      0.839          1.151           618,045
                                                       2008      1.482          0.839           690,599
                                                       2007      1.488          1.482           811,458
                                                       2006      1.339          1.488           837,538
                                                       2005      1.300          1.339         1,043,177
                                                       2004      1.246          1.300         1,158,251
                                                       2003      0.969          1.246           559,967
                                                       2002      1.000          0.969                --

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2009      0.964          1.151            12,630
                                                       2008      1.380          0.964            40,682
                                                       2007      1.325          1.380            50,761
                                                       2006      1.149          1.325            70,704
                                                       2005      1.176          1.149            70,512
                                                       2004      1.163          1.176            33,698
                                                       2003      0.963          1.163             6,109
                                                       2002      1.000          0.963                --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2009      0.867          1.041         1,159,041
                                                       2008      1.363          0.867         1,167,103
                                                       2007      1.323          1.363         1,312,042
                                                       2006      1.224          1.323         1,645,906
                                                       2005      1.200          1.224         1,653,764
                                                       2004      1.168          1.200         1,588,805
                                                       2003      0.979          1.168         1,023,428
                                                       2002      1.000          0.979                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (11/99).......................  2009      0.998          1.263           309,144
                                                       2008      1.609          0.998           355,136
                                                       2007      1.624          1.609           383,497
                                                       2006      1.421          1.624           237,019
                                                       2005      1.386          1.421           273,709
                                                       2004      1.310          1.386           284,730
                                                       2003      0.966          1.310           109,298
                                                       2002      1.000          0.966                --

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)..................................  2009      1.034          1.259            17,473
                                                       2008      1.642          1.034            17,493
                                                       2007      1.615          1.642            28,456
                                                       2006      1.396          1.615             5,940
                                                       2005      1.340          1.396             5,943
                                                       2004      1.241          1.340             5,946
                                                       2003      0.958          1.241                --
                                                       2002      1.000          0.958                --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.892          1.243            88,519
                                                       2008      1.455          0.892           117,723
                                                       2007      1.412          1.455           167,559
                                                       2006      1.380          1.412           179,366
                                                       2005      1.341          1.380           209,916
                                                       2004      1.366          1.341           221,691
                                                       2003      0.946          1.366           106,645
                                                       2002      1.000          0.946                --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2009      1.058          1.407            12,322
                                                       2008      1.670          1.058            25,731
                                                       2007      1.594          1.670            37,018
                                                       2006      1.419          1.594            45,675
                                                       2005      1.339          1.419            68,673
                                                       2004      1.240          1.339            68,689
                                                       2003      0.977          1.240            27,736
                                                       2002      1.000          0.977                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2009      1.124          1.570            54,189
                                                       2008      1.938          1.124            63,710
                                                       2007      1.801          1.938            73,969
                                                       2006      1.632          1.801            49,057
                                                       2005      1.591          1.632            62,378
                                                       2004      1.412          1.591            75,282
                                                       2003      0.970          1.412            51,166
                                                       2002      1.000          0.970                --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.939          0.912                --
                                                       2008      1.536          0.939            15,168
                                                       2007      1.496          1.536            16,213
                                                       2006      1.329          1.496            29,531
                                                       2005      1.303          1.329            65,689
                                                       2004      1.208          1.303            31,447
                                                       2003      0.967          1.208            14,964
                                                       2002      1.000          0.967                --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.410          1.429                --
                                                       2006      1.284          1.410            80,583
                                                       2005      1.267          1.284            80,634
                                                       2004      1.213          1.267            80,200
                                                       2003      0.961          1.213                --
                                                       2002      1.000          0.961                --

Legg Mason Partners Variable Income Trust
  LMPVIT Money Market Subaccount (11/99).............  2009      1.030          1.010           215,121
                                                       2008      1.026          1.030           558,620
                                                       2007      1.000          1.026           280,399
                                                       2006      0.977          1.000           300,741
                                                       2005      0.971          0.977            77,966
                                                       2004      0.984          0.971            35,476
                                                       2003      0.999          0.984            17,168
                                                       2002      1.000          0.999                --

  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.769          0.884            35,956
                                                       2008      0.998          0.769            45,268
                                                       2007      1.006          0.998            47,121
                                                       2006      0.988          1.006            82,653
                                                       2005      0.987          0.988           126,337
                                                       2004      0.997          0.987            77,826
                                                       2003      1.000          0.997            32,192

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2009      1.005          1.174            35,202
                                                       2008      1.190          1.005            36,891
                                                       2007      1.193          1.190            37,384
                                                       2006      1.157          1.193            40,392
                                                       2005      1.153          1.157           201,480
                                                       2004      1.104          1.153           199,486
                                                       2003      1.010          1.104           172,464
                                                       2002      1.000          1.010                --

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2009      0.994          1.555           379,467
                                                       2008      1.452          0.994           374,286
                                                       2007      1.479          1.452           585,793
                                                       2006      1.363          1.479           590,850
                                                       2005      1.358          1.363           626,720
                                                       2004      1.256          1.358           550,689
                                                       2003      1.007          1.256           282,296
                                                       2002      1.000          1.007                --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.735          1.848                --
                                                       2006      1.571          1.735            35,833
                                                       2005      1.531          1.571            88,211
                                                       2004      1.353          1.531            74,353
                                                       2003      0.974          1.353            18,794
                                                       2002      1.000          0.974                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.627          1.704                --
                                                       2006      1.408          1.627           171,439
                                                       2005      1.383          1.408           184,824
                                                       2004      1.305          1.383           185,914
                                                       2003      0.960          1.305           145,744
                                                       2002      1.000          0.960                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.581          1.640                --
                                                       2006      1.378          1.581           151,441
                                                       2005      1.364          1.378           165,498
                                                       2004      1.238          1.364            99,972
                                                       2003      1.000          1.238            60,061

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.767          1.944                --
                                                       2006      1.610          1.767           147,747
                                                       2005      1.520          1.610           165,932
                                                       2004      1.253          1.520            67,744
                                                       2003      1.000          1.253            25,857

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.602          1.676                --
                                                       2006      1.519          1.602           134,128

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      1.023          1.193           147,468
                                                       2008      1.668          1.023           139,391
                                                       2007      1.662          1.668           126,496

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.579          0.765            31,442
                                                       2008      1.013          0.579            48,195
                                                       2007      1.215          1.013            63,472
                                                       2006      1.003          1.215            82,139

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.951          1.201                --
                                                       2008      1.300          0.951                --
                                                       2007      1.342          1.300                --
                                                       2006      1.264          1.342                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      1.081          1.644            94,460
                                                       2008      1.865          1.081            59,331
                                                       2007      1.922          1.865            58,425
                                                       2006      1.752          1.922            72,912

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      1.171          1.640            22,182
                                                       2008      2.059          1.171            12,970
                                                       2007      1.613          2.059            16,253
                                                       2006      1.580          1.613             5,443

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.676          0.905             2,774
                                                       2008      1.120          0.676            16,021
                                                       2007      1.269          1.120            14,166

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.677          0.784           683,746
                                                       2008      1.087          0.677           734,684
                                                       2007      1.072          1.087           656,439
                                                       2006      1.001          1.072           534,829

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.629          0.779           188,702
                                                       2008      1.051          0.629           214,151
                                                       2007      1.068          1.051           254,416
                                                       2006      1.015          1.068             4,159

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.870          0.826                --
                                                       2008      1.551          0.870            73,365
                                                       2007      1.417          1.551            77,196
                                                       2006      1.440          1.417            80,378

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.841          1.104                --
                                                       2008      1.400          0.841                --
                                                       2007      1.285          1.400                --
                                                       2006      1.300          1.285                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.434          2.371            77,330
                                                       2008      3.144          1.434            64,917

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.235          1.590                --
                                                       2008      2.191          1.235                --
                                                       2007      2.094          2.191             8,699

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.076          1.246           135,430
                                                       2008      1.178          1.076           147,266
                                                       2007      1.117          1.178           189,644

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      1.044          1.265            30,441
                                                       2008      1.589          1.044             6,940
                                                       2007      1.547          1.589             5,074
                                                       2006      1.445          1.547             5,084

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.165          1.284                --
                                                       2006      1.112          1.165                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.229          1.600            50,687
                                                       2008      1.408          1.229            50,687
                                                       2007      1.350          1.408            33,826
                                                       2006      1.308          1.350             8,500

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.667          0.825           136,181
                                                       2008      0.972          0.667           190,705
                                                       2007      1.025          0.972           208,915
                                                       2006      1.003          1.025            84,786

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.943          1.377            40,342
                                                       2008      1.777          0.943            44,812
                                                       2007      1.509          1.777            47,451
                                                       2006      1.552          1.509            49,974

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2009      1.074          1.148           123,737
                                                       2008      1.139          1.074           117,872
                                                       2007      1.097          1.139           105,202
                                                       2006      1.061          1.097           114,682

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.771          0.761                --
                                                       2008      1.319          0.771                --
                                                       2007      1.349          1.319             6,394
                                                       2006      1.318          1.349                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.744          0.775                --
                                                       2008      1.379          0.744           114,994
                                                       2007      1.356          1.379           116,556
                                                       2006      1.343          1.356           119,729

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.879          1.047            68,435
                                                       2008      1.474          0.879            72,634
                                                       2007      1.447          1.474           107,201
                                                       2006      1.417          1.447           119,110

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2009      0.959          1.314             8,986
                                                       2008      1.452          0.959            10,314

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.621          0.799                --
                                                       2008      1.067          0.621                --
                                                       2007      1.056          1.067                --
                                                       2006      1.002          1.056                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.898          1.059                --
                                                       2008      1.072          0.898                --
                                                       2007      1.038          1.072                --
                                                       2006      1.001          1.038                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.822          0.994            73,684
                                                       2008      1.071          0.822            75,677
                                                       2007      1.045          1.071            43,320
                                                       2006      1.002          1.045                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.748          0.926           327,227
                                                       2008      1.072          0.748             6,664
                                                       2007      1.050          1.072                --
                                                       2006      1.002          1.050                --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.680          0.859                --
                                                       2008      1.072          0.680                --
                                                       2007      1.055          1.072            32,231
                                                       2006      1.002          1.055                --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      1.048          1.214           299,738
                                                       2008      1.379          1.048           319,570
                                                       2007      1.354          1.379           348,319
                                                       2006      1.271          1.354           364,487

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      1.052          1.244                --
                                                       2008      1.453          1.052                --
                                                       2007      1.380          1.453            31,954
                                                       2006      1.254          1.380            10,775

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.633          0.865            85,127
                                                       2008      1.088          0.633           110,071
                                                       2007      1.047          1.088           133,447
                                                       2006      0.996          1.047           139,807

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.645          0.902            18,823
                                                       2008      1.136          0.645            20,571
                                                       2007      1.064          1.136            10,994
                                                       2006      0.998          1.064            11,006

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.092          1.112                --
                                                       2006      1.109          1.092           299,745
                                                       2005      1.110          1.109           430,006
                                                       2004      1.042          1.110           406,388
                                                       2003      1.000          1.042            82,523

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.184          1.221                --
                                                       2008      1.155          1.184           553,011
                                                       2007      1.086          1.155           526,678
                                                       2006      1.069          1.086           638,934
                                                       2005      1.067          1.069           654,436
                                                       2004      1.040          1.067           578,324
                                                       2003      1.012          1.040           514,636
                                                       2002      1.000          1.012                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.949          2.106                --
                                                       2006      1.560          1.949             2,316
                                                       2005      1.421          1.560                --
                                                       2004      1.250          1.421             2,038
                                                       2003      0.994          1.250             2,129
                                                       2002      1.000          0.994                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.121          2.261                --
                                                       2006      1.848          2.121            56,570
                                                       2005      1.765          1.848            55,526
                                                       2004      1.430          1.765            25,183
                                                       2003      0.977          1.430            17,788
                                                       2002      1.000          0.977                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.355          1.440                --
                                                       2005      1.274          1.355            96,363
                                                       2004      1.223          1.274            94,278
                                                       2003      0.967          1.223            55,722
                                                       2002      1.000          0.967                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.351          1.417                --
                                                       2005      1.322          1.351           119,906
                                                       2004      1.230          1.322            51,434
                                                       2003      0.958          1.230            35,368
                                                       2002      1.000          0.958                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.306          1.343                --
                                                       2005      1.228          1.306             8,717
                                                       2004      1.179          1.228             5,234
                                                       2003      0.966          1.179             5,013
                                                       2002      1.000          0.966                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.074          1.139                --
                                                       2005      1.000          1.074                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.027          1.029                --
                                                       2005      1.000          1.027                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.042          1.077                --
                                                       2005      1.000          1.042                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.061          1.104                --
                                                       2005      1.000          1.061                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.034          1.052                --
                                                       2005      1.000          1.034                --

  Travelers Managed Income Subaccount (11/99)........  2006      1.073          1.061                --
                                                       2005      1.082          1.073           297,459
                                                       2004      1.076          1.082           298,213
                                                       2003      1.014          1.076           271,630
                                                       2002      1.000          1.014                --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.433          1.519                --
                                                       2005      1.308          1.433           150,031
                                                       2004      1.153          1.308           152,236
                                                       2003      0.973          1.153           116,827
                                                       2002      1.000          0.973                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.469          1.552                --
                                                       2005      1.457          1.469            52,606
                                                       2004      1.306          1.457                --
                                                       2003      0.974          1.306                --
                                                       2002      1.000          0.974                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.234          1.271                --
                                                       2005      1.225          1.234           381,492
                                                       2004      1.124          1.225           348,726
                                                       2003      0.986          1.124           116,554
                                                       2002      1.000          0.986                --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.163          1.254                --
                                                       2005      1.116          1.163             6,545
                                                       2004      1.000          1.116                --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.528          1.752                --
                                                       2005      1.426          1.528            72,663
                                                       2004      1.259          1.426            71,995
                                                       2003      1.001          1.259             3,059
                                                       2002      1.000          1.001                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.364          1.445                --
                                                       2005      1.316          1.364            28,836
                                                       2004      1.210          1.316            28,853
                                                       2003      1.000          1.210             1,879

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.058          1.112                --
                                                       2005      1.000          1.058                --

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.298          1.308                --
                                                       2005      1.280          1.298             8,500
                                                       2004      1.179          1.280             3,608
                                                       2003      1.008          1.179                --
                                                       2002      1.000          1.008                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.353          1.409                --
                                                       2005      1.355          1.353           108,946
                                                       2004      1.257          1.355           108,950
                                                       2003      0.969          1.257             4,218
                                                       2002      1.000          0.969                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.132          1.300                --
                                                       2005      1.000          1.132                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.104          1.264                --
                                                       2005      1.000          1.104                --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.272          1.318                --
                                                       2005      1.206          1.272                --
                                                       2004      1.187          1.206                --
                                                       2003      0.966          1.187                --
                                                       2002      1.000          0.966                --

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (11/99)............................................  2008      1.521          0.759                --
                                                       2007      1.330          1.521            23,206
                                                       2006      1.321          1.330            24,855
                                                       2005      1.251          1.321            25,581
                                                       2004      1.195          1.251            28,191
                                                       2003      0.959          1.195            27,256
                                                       2002      1.000          0.959                --

         VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 2.25% (B)


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.245          1.298                --
                                                       2005      1.217          1.245            39,726
                                                       2004      1.119          1.217            37,614
                                                       2003      1.000          1.119            23,528

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.299          1.262                --
                                                       2005      1.157          1.299            24,077
                                                       2004      1.092          1.157            24,077
                                                       2003      1.000          1.092            24,077

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.170          1.628           333,685
                                                       2008      1.942          1.170           588,942
                                                       2007      1.730          1.942           667,090
                                                       2006      1.469          1.730           713,640
                                                       2005      1.317          1.469           649,004
                                                       2004      1.187          1.317           414,775
                                                       2003      1.000          1.187            58,159

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.930          1.268           410,376
                                                       2008      1.699          0.930           761,928
                                                       2007      1.546          1.699           912,461
                                                       2006      1.435          1.546           965,463
                                                       2005      1.263          1.435           902,070
                                                       2004      1.148          1.263           428,273
                                                       2003      1.000          1.148            24,955

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      0.900          1.154           653,851
                                                       2008      1.480          0.900           706,237
                                                       2007      1.442          1.480           925,159
                                                       2006      1.280          1.442         1,159,994
                                                       2005      1.237          1.280         1,079,791
                                                       2004      1.146          1.237           633,583
                                                       2003      1.000          1.146            61,915

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.545          1.526                --
                                                       2005      1.337          1.545                --
                                                       2004      1.144          1.337                --
                                                       2003      1.000          1.144                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      1.538          1.994                --
                                                       2005      1.467          1.538                --
                                                       2004      1.142          1.467                --
                                                       2003      1.000          1.142                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.291          1.401                --
                                                       2005      1.199          1.291                --
                                                       2004      1.073          1.199                --
                                                       2003      1.000          1.073                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.289          1.433                --
                                                       2005      1.197          1.289             5,887
                                                       2004      1.067          1.197                --
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2009      1.033          1.371           120,754
                                                       2008      1.842          1.033            86,291
                                                       2007      1.603          1.842           102,798
                                                       2006      1.469          1.603            89,280
                                                       2005      1.286          1.469            91,262
                                                       2004      1.140          1.286            23,417
                                                       2003      1.000          1.140             2,436

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2009      1.232          1.684            91,954
                                                       2008      2.087          1.232           106,717
                                                       2007      1.851          2.087           149,602
                                                       2006      1.684          1.851           248,165
                                                       2005      1.459          1.684           275,347
                                                       2004      1.197          1.459           204,070
                                                       2003      1.000          1.197            53,786

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2009      0.844          1.119           129,114
                                                       2008      1.227          0.844           131,439
                                                       2007      1.210          1.227           128,514
                                                       2006      1.047          1.210            72,427
                                                       2005      1.000          1.047            72,427

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2009      0.865          1.214            21,838
                                                       2008      1.538          0.865            48,340
                                                       2007      1.414          1.538           112,620
                                                       2006      1.331          1.414            88,165
                                                       2005      1.299          1.331            95,564
                                                       2004      1.192          1.299            31,428
                                                       2003      1.000          1.192            10,110

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.329          1.539                --
                                                       2005      1.230          1.329           536,172
                                                       2004      1.117          1.230           275,446
                                                       2003      1.000          1.117            58,994

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.024          2.745                --
                                                       2007      2.402          3.024           119,543
                                                       2006      1.917          2.402           115,098
                                                       2005      1.539          1.917           109,810
                                                       2004      1.262          1.539            29,683
                                                       2003      1.000          1.262                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      1.146          1.535           152,139
                                                       2008      1.966          1.146           183,109
                                                       2007      1.742          1.966           217,229
                                                       2006      1.467          1.742           284,043
                                                       2005      1.361          1.467           273,653
                                                       2004      1.175          1.361           169,332
                                                       2003      1.000          1.175            43,980

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.401          1.669                --
                                                       2005      1.316          1.401           112,431
                                                       2004      1.160          1.316            11,079
                                                       2003      1.000          1.160                --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2009      1.066          1.505             4,218
                                                       2008      1.941          1.066            25,546
                                                       2007      1.631          1.941            21,320
                                                       2006      1.472          1.631                --
                                                       2005      1.344          1.472                --
                                                       2004      1.141          1.344                --
                                                       2003      1.000          1.141                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.339          1.494                --
                                                       2005      1.317          1.339             4,326
                                                       2004      1.172          1.317                --
                                                       2003      1.000          1.172                --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.262          1.341                --
                                                       2006      1.203          1.262                --
                                                       2005      1.157          1.203                --
                                                       2004      1.150          1.157                --
                                                       2003      1.000          1.150                --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Global Equity Subaccount
  (10/02)............................................  2009      0.848          1.002            19,376
                                                       2008      1.478          0.848            19,638
                                                       2007      1.441          1.478            23,852
                                                       2006      1.280          1.441            24,348
                                                       2005      1.228          1.280            95,390
                                                       2004      1.139          1.228            77,481
                                                       2003      1.000          1.139             2,441

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2009      0.819          1.078           367,410
                                                       2008      1.406          0.819           576,859
                                                       2007      1.417          1.406           720,650
                                                       2006      1.332          1.417           867,292
                                                       2005      1.220          1.332           820,716
                                                       2004      1.135          1.220           512,611
                                                       2003      1.000          1.135           135,782

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2009      0.998          1.191           266,847
                                                       2008      1.444          0.998           277,859
                                                       2007      1.362          1.444           299,459
                                                       2006      1.213          1.362           306,321
                                                       2005      1.190          1.213           347,864
                                                       2004      1.119          1.190           242,177
                                                       2003      1.000          1.119            35,970

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.921          0.904                --
                                                       2008      1.334          0.921            44,688
                                                       2007      1.338          1.334            44,729

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2009      0.758          1.039           604,140
                                                       2008      1.339          0.758           643,163
                                                       2007      1.345          1.339           824,132
                                                       2006      1.210          1.345           845,474
                                                       2005      1.176          1.210         1,323,747
                                                       2004      1.128          1.176         1,039,386
                                                       2003      1.000          1.128            34,967

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2009      0.910          1.086                --
                                                       2008      1.303          0.910                --
                                                       2007      1.252          1.303            30,439
                                                       2006      1.086          1.252            32,043
                                                       2005      1.113          1.086            32,776
                                                       2004      1.101          1.113             6,616
                                                       2003      1.000          1.101             2,853

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2009      0.806          0.967           439,371
                                                       2008      1.268          0.806           450,637
                                                       2007      1.231          1.268           625,901
                                                       2006      1.139          1.231           641,804
                                                       2005      1.117          1.139           675,708
                                                       2004      1.088          1.117         1,064,941
                                                       2003      1.000          1.088           322,062

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (11/99).......................  2009      0.888          1.123           252,250
                                                       2008      1.432          0.888           515,258
                                                       2007      1.446          1.432           563,039
                                                       2006      1.266          1.446           619,231
                                                       2005      1.236          1.266           606,974
                                                       2004      1.168          1.236           386,293
                                                       2003      1.000          1.168            82,968

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)..................................  2009      0.953          1.160            17,370
                                                       2008      1.513          0.953            17,370
                                                       2007      1.490          1.513            17,370
                                                       2006      1.288          1.490            17,370
                                                       2005      1.237          1.288            17,370
                                                       2004      1.146          1.237             6,963
                                                       2003      1.000          1.146                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.761          1.060            83,865
                                                       2008      1.241          0.761            91,001
                                                       2007      1.206          1.241            96,776
                                                       2006      1.179          1.206            97,029
                                                       2005      1.146          1.179           105,360
                                                       2004      1.168          1.146            77,868
                                                       2003      1.000          1.168            11,125

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2009      0.985          1.310            45,691
                                                       2008      1.557          0.985            38,022
                                                       2007      1.486          1.557            57,420
                                                       2006      1.324          1.486            60,264
                                                       2005      1.250          1.324            86,613
                                                       2004      1.158          1.250            67,514
                                                       2003      1.000          1.158            29,696

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.981          1.369            86,805
                                                       2008      1.692          0.981           243,448
                                                       2007      1.573          1.692           245,673
                                                       2006      1.426          1.573           191,147
                                                       2005      1.391          1.426           202,900
                                                       2004      1.236          1.391           150,587
                                                       2003      1.000          1.236             1,223

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.875          0.850                --
                                                       2008      1.432          0.875             4,723
                                                       2007      1.396          1.432             7,992
                                                       2006      1.240          1.396             8,267
                                                       2005      1.217          1.240             8,273
                                                       2004      1.129          1.217             8,280
                                                       2003      1.000          1.129               600

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.301          1.318                --
                                                       2006      1.185          1.301            44,762
                                                       2005      1.171          1.185            76,773
                                                       2004      1.122          1.171            82,431
                                                       2003      1.000          1.122             4,725

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Money Market Subaccount (11/99).............  2009      1.037          1.016           312,506
                                                       2008      1.034          1.037           799,459
                                                       2007      1.008          1.034           717,293
                                                       2006      0.985          1.008           704,287
                                                       2005      0.980          0.985           445,314
                                                       2004      0.993          0.980            12,973
                                                       2003      1.000          0.993                --

  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.767          0.881            64,796
                                                       2008      0.995          0.767             4,380
                                                       2007      1.005          0.995            35,730
                                                       2006      0.987          1.005            37,783
                                                       2005      0.986          0.987            39,156
                                                       2004      0.997          0.986           279,946
                                                       2003      1.000          0.997             3,430

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2009      0.960          1.120           141,825
                                                       2008      1.136          0.960            76,878
                                                       2007      1.140          1.136            89,038
                                                       2006      1.106          1.140            97,979
                                                       2005      1.103          1.106           126,528
                                                       2004      1.057          1.103            80,974
                                                       2003      1.000          1.057                --

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2009      0.869          1.358            87,139
                                                       2008      1.269          0.869           114,064
                                                       2007      1.294          1.269           185,393
                                                       2006      1.192          1.294           218,345
                                                       2005      1.189          1.192           265,933
                                                       2004      1.101          1.189           142,184
                                                       2003      1.000          1.101            31,438

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.579          1.681                --
                                                       2006      1.430          1.579            57,763
                                                       2005      1.394          1.430            81,481
                                                       2004      1.234          1.394            38,155
                                                       2003      1.000          1.234             1,294

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.455          1.523                --
                                                       2006      1.260          1.455            22,448
                                                       2005      1.238          1.260            22,454
                                                       2004      1.169          1.238            16,063
                                                       2003      1.000          1.169                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.453          1.507                --
                                                       2006      1.267          1.453           251,756
                                                       2005      1.255          1.267           254,259
                                                       2004      1.140          1.255           107,023
                                                       2003      1.000          1.140                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.627          1.789                --
                                                       2006      1.483          1.627           168,726
                                                       2005      1.401          1.483           175,143
                                                       2004      1.155          1.401           135,438
                                                       2003      1.000          1.155            12,721

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.510          1.580                --
                                                       2006      1.432          1.510                --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.963          1.123                --
                                                       2008      1.572          0.963                --
                                                       2007      1.567          1.572                --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.578          0.764            92,297
                                                       2008      1.012          0.578               837
                                                       2007      1.215          1.012            82,855
                                                       2006      1.003          1.215            79,157

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.949          1.198             8,543
                                                       2008      1.298          0.949             8,548
                                                       2007      1.341          1.298            19,273
                                                       2006      1.263          1.341            16,757

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      0.991          1.507            93,730
                                                       2008      1.711          0.991            83,450
                                                       2007      1.765          1.711           104,545
                                                       2006      1.608          1.765           108,737

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      1.129          1.581             3,768
                                                       2008      1.986          1.129             3,773
                                                       2007      1.557          1.986                --
                                                       2006      1.526          1.557                --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.675          0.903                --
                                                       2008      1.119          0.675                --
                                                       2007      1.268          1.119            31,793

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.676          0.783           507,699
                                                       2008      1.086          0.676           532,630
                                                       2007      1.071          1.086         1,031,639
                                                       2006      1.001          1.071           842,586

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.628          0.777           218,409
                                                       2008      1.050          0.628           236,357
                                                       2007      1.067          1.050           257,149
                                                       2006      1.015          1.067                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.806          0.765                --
                                                       2008      1.438          0.806            64,859
                                                       2007      1.314          1.438            99,540
                                                       2006      1.336          1.314            99,554

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.840          1.102            31,057
                                                       2008      1.399          0.840             4,008
                                                       2007      1.284          1.399                --
                                                       2006      1.299          1.284                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.254          2.071            28,210
                                                       2008      2.749          1.254            40,659

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.162          1.495                --
                                                       2008      2.063          1.162             9,787
                                                       2007      1.973          2.063             9,787

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.076          1.245           110,434
                                                       2008      1.179          1.076           142,035
                                                       2007      1.118          1.179           179,602

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.203          1.334           498,564

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      0.969          1.174            35,173
                                                       2008      1.476          0.969            70,031
                                                       2007      1.437          1.476            78,971
                                                       2006      1.343          1.437            79,777

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.164          1.283                --
                                                       2006      1.111          1.164             9,295

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.121          1.459           163,774
                                                       2008      1.285          1.121           164,000
                                                       2007      1.232          1.285           124,997
                                                       2006      1.195          1.232            17,465

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.666          0.824           286,770
                                                       2008      0.971          0.666           718,121
                                                       2007      1.024          0.971           724,208
                                                       2006      1.003          1.024            14,627

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.815          1.189             2,347
                                                       2008      1.536          0.815             2,351
                                                       2007      1.305          1.536             2,354
                                                       2006      1.343          1.305             2,357

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2009      1.024          1.095           177,905
                                                       2008      1.086          1.024           182,559
                                                       2007      1.047          1.086           205,937
                                                       2006      1.013          1.047           262,471

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.786          0.985            31,652

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.731          0.721                --
                                                       2008      1.250          0.731             9,164
                                                       2007      1.280          1.250            19,076
                                                       2006      1.251          1.280            18,930

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.707          0.736                --
                                                       2008      1.310          0.707             6,912
                                                       2007      1.290          1.310             6,925
                                                       2006      1.278          1.290             6,717

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.807          0.961            36,295
                                                       2008      1.353          0.807            37,162
                                                       2007      1.330          1.353            95,081
                                                       2006      1.302          1.330           144,265

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2009      0.892          1.221             1,222
                                                       2008      1.352          0.892             1,224

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.621          0.798             6,413
                                                       2008      1.066          0.621             6,467
                                                       2007      1.056          1.066             6,511
                                                       2006      1.002          1.056             6,548

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.897          1.057                --
                                                       2008      1.071          0.897                --
                                                       2007      1.038          1.071                --
                                                       2006      1.001          1.038                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.821          0.992           524,068
                                                       2008      1.070          0.821           548,800
                                                       2007      1.045          1.070           518,922
                                                       2006      1.002          1.045                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.747          0.925           571,775
                                                       2008      1.071          0.747           457,388
                                                       2007      1.050          1.071           111,352
                                                       2006      1.002          1.050           123,432

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.679          0.857            46,741
                                                       2008      1.071          0.679            48,415
                                                       2007      1.055          1.071           308,817
                                                       2006      1.002          1.055            38,653

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.879          1.077                --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      1.003          1.161           759,484
                                                       2008      1.320          1.003           655,307
                                                       2007      1.297          1.320           701,004
                                                       2006      1.218          1.297           813,757

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      1.047          1.237                --
                                                       2008      1.450          1.047                --
                                                       2007      1.378          1.450            74,216
                                                       2006      1.252          1.378            87,351

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.632          0.864             3,791
                                                       2008      1.087          0.632             7,519
                                                       2007      1.046          1.087           170,405
                                                       2006      0.996          1.046           173,506

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.644          0.901           117,233
                                                       2008      1.136          0.644            31,111
                                                       2007      1.064          1.136            31,111
                                                       2006      0.998          1.064            31,111

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.094          1.113                --
                                                       2006      1.111          1.094           193,419
                                                       2005      1.113          1.111           191,974
                                                       2004      1.045          1.113            62,470
                                                       2003      1.000          1.045             8,697

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.163          1.199                --
                                                       2008      1.135          1.163           272,042
                                                       2007      1.068          1.135           595,723
                                                       2006      1.052          1.068           812,182
                                                       2005      1.050          1.052           735,263
                                                       2004      1.024          1.050           177,031
                                                       2003      1.000          1.024             2,626

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.836          1.983                --
                                                       2006      1.470          1.836                --
                                                       2005      1.340          1.470                --
                                                       2004      1.179          1.340                --
                                                       2003      1.000          1.179                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.830          1.950                --
                                                       2006      1.596          1.830           396,269
                                                       2005      1.525          1.596           373,790
                                                       2004      1.235          1.525           190,987
                                                       2003      1.000          1.235             9,446

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.258          1.336                --
                                                       2005      1.183          1.258           101,436
                                                       2004      1.136          1.183            31,545
                                                       2003      1.000          1.136            23,085

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (11/99).........  2006      1.242          1.302                --
                                                       2005      1.216          1.242           143,062
                                                       2004      1.132          1.216            60,897
                                                       2003      1.000          1.132            35,179

  Travelers Large Cap Subaccount (11/99).............  2006      1.243          1.278                --
                                                       2005      1.169          1.243             1,352
                                                       2004      1.123          1.169             1,358
                                                       2003      1.000          1.123                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.073          1.139                --
                                                       2005      1.000          1.073             5,797

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.026          1.028                --
                                                       2005      1.000          1.026                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.042          1.077                --
                                                       2005      1.000          1.042            86,326

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.061          1.104                --
                                                       2005      1.000          1.061            26,513

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.033          1.051                --
                                                       2005      1.000          1.033                --

  Travelers Managed Income Subaccount (11/99)........  2006      1.025          1.013                --
                                                       2005      1.034          1.025           241,706
                                                       2004      1.028          1.034           109,260
                                                       2003      1.000          1.028                --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.352          1.432                --
                                                       2005      1.234          1.352                --
                                                       2004      1.089          1.234                --
                                                       2003      1.000          1.089                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.272          1.343                --
                                                       2005      1.262          1.272             2,360
                                                       2004      1.131          1.262                --
                                                       2003      1.000          1.131                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.183          1.218                --
                                                       2005      1.175          1.183           829,289
                                                       2004      1.078          1.175           710,313
                                                       2003      1.000          1.078            73,796

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.162          1.252                --
                                                       2005      1.116          1.162            28,581
                                                       2004      1.000          1.116                --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.403          1.608                --
                                                       2005      1.310          1.403            58,267
                                                       2004      1.158          1.310            29,783
                                                       2003      1.000          1.158                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.268          1.343                --
                                                       2005      1.224          1.268           100,080
                                                       2004      1.126          1.224            99,618
                                                       2003      1.000          1.126                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.058          1.111                --
                                                       2005      1.000          1.058                --

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.186          1.195                --
                                                       2005      1.170          1.186            19,123
                                                       2004      1.078          1.170             1,155
                                                       2003      1.000          1.078                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.200          1.249                --
                                                       2005      1.203          1.200             5,498
                                                       2004      1.116          1.203                --
                                                       2003      1.000          1.116                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.131          1.299                --
                                                       2005      1.000          1.131                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.104          1.263                --
                                                       2005      1.000          1.104                --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.207          1.251                --
                                                       2005      1.145          1.207            54,061
                                                       2004      1.128          1.145            43,204
                                                       2003      1.000          1.128            43,224

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (11/99)............................................  2008      1.416          1.348                --
                                                       2007      1.238          1.416            10,911
                                                       2006      1.231          1.238            10,912
                                                       2005      1.167          1.231            10,914
                                                       2004      1.115          1.167             9,685
                                                       2003      1.000          1.115             9,685





           VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 2.30%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.105          1.153               --
                                                       2005      1.081          1.105               --
                                                       2004      1.000          1.081               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.188          1.154               --
                                                       2005      1.059          1.188               --
                                                       2004      1.000          1.059               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.987          1.373          108,626
                                                       2008      1.640          0.987          109,837
                                                       2007      1.461          1.640          112,818
                                                       2006      1.241          1.461          125,017
                                                       2005      1.113          1.241          125,405
                                                       2004      1.000          1.113               --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.799          1.088           88,226
                                                       2008      1.459          0.799           83,671
                                                       2007      1.329          1.459           80,166
                                                       2006      1.233          1.329          105,809
                                                       2005      1.086          1.233           51,250
                                                       2004      1.000          1.086               --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      0.773          0.992          100,179
                                                       2008      1.273          0.773           97,150
                                                       2007      1.240          1.273           97,266
                                                       2006      1.102          1.240          125,007
                                                       2005      1.065          1.102           53,033
                                                       2004      1.000          1.065               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.351          1.334               --
                                                       2005      1.170          1.351               --
                                                       2004      1.000          1.170               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      1.349          1.749               --
                                                       2005      1.288          1.349           45,302
                                                       2004      1.000          1.288               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.203          1.305               --
                                                       2005      1.117          1.203               --
                                                       2004      1.000          1.117               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.205          1.340               --
                                                       2005      1.120          1.205               --
                                                       2004      1.000          1.120               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2009      0.888          1.178           22,144
                                                       2008      1.584          0.888           38,468
                                                       2007      1.380          1.584           33,839
                                                       2006      1.265          1.380           33,842
                                                       2005      1.108          1.265           33,845
                                                       2004      1.000          1.108               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2009      1.034          1.413              884
                                                       2008      1.753          1.034              887
                                                       2007      1.555          1.753              932
                                                       2006      1.416          1.555           10,241
                                                       2005      1.227          1.416           10,559
                                                       2004      1.000          1.227               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2009      0.843          1.117           16,324
                                                       2008      1.226          0.843           18,915
                                                       2007      1.209          1.226           18,915
                                                       2006      1.046          1.209           18,915
                                                       2005      1.000          1.046           11,132

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2009      0.721          1.012               --
                                                       2008      1.283          0.721               --
                                                       2007      1.181          1.283               --
                                                       2006      1.111          1.181               --
                                                       2005      1.085          1.111               --
                                                       2004      1.000          1.085               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.189          1.376               --
                                                       2005      1.100          1.189           10,294
                                                       2004      1.000          1.100               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      2.476          2.247               --
                                                       2007      1.967          2.476           57,126
                                                       2006      1.572          1.967           60,323
                                                       2005      1.262          1.572           60,464
                                                       2004      1.000          1.262               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      0.971          1.301           86,919
                                                       2008      1.667          0.971           81,593
                                                       2007      1.478          1.667           79,169
                                                       2006      1.245          1.478           89,582
                                                       2005      1.156          1.245           89,944
                                                       2004      1.000          1.156               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.191          1.418               --
                                                       2005      1.120          1.191               --
                                                       2004      1.000          1.120               --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2009      0.894          1.262               --
                                                       2008      1.630          0.894               --
                                                       2007      1.370          1.630               --
                                                       2006      1.237          1.370               --
                                                       2005      1.130          1.237               --
                                                       2004      1.000          1.130               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.145          1.277               --
                                                       2005      1.126          1.145            6,109
                                                       2004      1.000          1.126               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.119          1.188               --
                                                       2006      1.066          1.119               --
                                                       2005      1.026          1.066               --
                                                       2004      1.000          1.026               --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Global Equity Subaccount
  (10/02)............................................  2009      0.735          0.868            9,497
                                                       2008      1.282          0.735            9,501
                                                       2007      1.251          1.282            9,501
                                                       2006      1.111          1.251            9,501
                                                       2005      1.067          1.111            2,462
                                                       2004      1.000          1.067               --

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2009      0.715          0.940           37,213
                                                       2008      1.227          0.715           56,604
                                                       2007      1.237          1.227           60,717
                                                       2006      1.164          1.237           60,726
                                                       2005      1.066          1.164           60,735
                                                       2004      1.000          1.066               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2009      0.884          1.056               --
                                                       2008      1.280          0.884               --
                                                       2007      1.209          1.280               --
                                                       2006      1.077          1.209               --
                                                       2005      1.057          1.077               --
                                                       2004      1.000          1.057               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.811          0.796               --
                                                       2008      1.176          0.811               --
                                                       2007      1.179          1.176               --

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2009      0.668          0.915          259,191
                                                       2008      1.181          0.668          277,687
                                                       2007      1.187          1.181          293,415
                                                       2006      1.069          1.187          305,270
                                                       2005      1.039          1.069          240,696
                                                       2004      1.000          1.039               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2009      0.829          0.990               --
                                                       2008      1.188          0.829               --
                                                       2007      1.143          1.188               --
                                                       2006      0.991          1.143               --
                                                       2005      1.016          0.991               --
                                                       2004      1.000          1.016               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2009      0.743          0.890          212,655
                                                       2008      1.168          0.743          221,593
                                                       2007      1.135          1.168          221,619
                                                       2006      1.051          1.135          113,004
                                                       2005      1.031          1.051          101,197
                                                       2004      1.000          1.031               --

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (11/99).......................  2009      0.759          0.959               --
                                                       2008      1.224          0.759               --
                                                       2007      1.237          1.224               --
                                                       2006      1.084          1.237               --
                                                       2005      1.058          1.084               --
                                                       2004      1.000          1.058               --

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)..................................  2009      0.830          1.010               --
                                                       2008      1.319          0.830               --
                                                       2007      1.299          1.319               --
                                                       2006      1.124          1.299               --
                                                       2005      1.080          1.124               --
                                                       2004      1.000          1.080               --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.656          0.913               --
                                                       2008      1.071          0.656               --
                                                       2007      1.041          1.071               --
                                                       2006      1.018          1.041               --
                                                       2005      0.990          1.018               --
                                                       2004      1.000          0.990               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2009      0.861          1.144               --
                                                       2008      1.361          0.861               --
                                                       2007      1.300          1.361               --
                                                       2006      1.159          1.300               --
                                                       2005      1.095          1.159               --
                                                       2004      1.000          1.095               --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.821          1.145           12,016
                                                       2008      1.417          0.821           25,284
                                                       2007      1.318          1.417           30,266
                                                       2006      1.196          1.318               --
                                                       2005      1.166          1.196               --
                                                       2004      1.000          1.166               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.768          0.746               --
                                                       2008      1.258          0.768               --
                                                       2007      1.227          1.258               --
                                                       2006      1.090          1.227               --
                                                       2005      1.070          1.090               --
                                                       2004      1.000          1.070               --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.147          1.162               --
                                                       2006      1.046          1.147               --
                                                       2005      1.033          1.046               --
                                                       2004      1.000          1.033               --

Legg Mason Partners Variable Income Trust
  LMPVIT Money Market Subaccount (11/99).............  2009      1.050          1.028               --
                                                       2008      1.047          1.050               --
                                                       2007      1.021          1.047               --
                                                       2006      0.998          1.021               --
                                                       2005      0.994          0.998               --
                                                       2004      1.000          0.994               --

  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.775          0.889           15,353
                                                       2008      1.006          0.775           15,362
                                                       2007      1.016          1.006           15,370
                                                       2006      0.998          1.016           15,377
                                                       2005      0.998          0.998           15,385
                                                       2004      1.000          0.998               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2009      0.930          1.084               --
                                                       2008      1.101          0.930               --
                                                       2007      1.105          1.101               --
                                                       2006      1.073          1.105               --
                                                       2005      1.071          1.073               --
                                                       2004      1.000          1.071               --

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2009      0.791          1.237            3,862
                                                       2008      1.157          0.791            1,062
                                                       2007      1.180          1.157            1,116
                                                       2006      1.088          1.180           12,092
                                                       2005      1.085          1.088           12,468
                                                       2004      1.000          1.085               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.323          1.408               --
                                                       2006      1.199          1.323           30,203
                                                       2005      1.170          1.199           30,206
                                                       2004      1.000          1.170               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.241          1.299               --
                                                       2006      1.075          1.241               --
                                                       2005      1.057          1.075               --
                                                       2004      1.000          1.057               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.272          1.319               --
                                                       2006      1.110          1.272           18,078
                                                       2005      1.100          1.110           10,841
                                                       2004      1.000          1.100               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.347          1.481               --
                                                       2006      1.228          1.347           72,009
                                                       2005      1.161          1.228           72,352
                                                       2004      1.000          1.161               --

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.375          1.438               --
                                                       2006      1.304          1.375               --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.876          1.021               --
                                                       2008      1.430          0.876               --
                                                       2007      1.426          1.430               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.577          0.762           71,422
                                                       2008      1.011          0.577           74,209
                                                       2007      1.214          1.011           74,209
                                                       2006      1.003          1.214           74,209

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.947          1.195               --
                                                       2008      1.296          0.947               --
                                                       2007      1.340          1.296               --
                                                       2006      1.263          1.340               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      0.865          1.314               --
                                                       2008      1.493          0.865               --
                                                       2007      1.541          1.493               --
                                                       2006      1.405          1.541               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      0.986          1.380               --
                                                       2008      1.735          0.986               --
                                                       2007      1.361          1.735               --
                                                       2006      1.334          1.361               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.674          0.900               --
                                                       2008      1.117          0.674               --
                                                       2007      1.267          1.117               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.675          0.781           37,535
                                                       2008      1.085          0.675           43,146
                                                       2007      1.071          1.085           43,146
                                                       2006      1.001          1.071           21,688

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.627          0.776           55,656
                                                       2008      1.049          0.627           72,389
                                                       2007      1.067          1.049           78,357
                                                       2006      1.015          1.067               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.718          0.681               --
                                                       2008      1.281          0.718               --
                                                       2007      1.171          1.281               --
                                                       2006      1.191          1.171               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.838          1.099               --
                                                       2008      1.397          0.838               --
                                                       2007      1.283          1.397               --
                                                       2006      1.299          1.283               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.026          1.694           44,004
                                                       2008      2.251          1.026           53,832

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.004          1.290               --
                                                       2008      1.782          1.004               --
                                                       2007      1.705          1.782               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.030          1.192           62,219
                                                       2008      1.129          1.030           64,846
                                                       2007      1.071          1.129           64,901

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      0.864          1.046           15,455
                                                       2008      1.317          0.864           17,817
                                                       2007      1.283          1.317           17,817
                                                       2006      1.199          1.283           17,817

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.163          1.281               --
                                                       2006      1.110          1.163               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.056          1.374               --
                                                       2008      1.211          1.056               --
                                                       2007      1.162          1.211               --
                                                       2006      1.127          1.162               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.665          0.822           42,934
                                                       2008      0.970          0.665           50,320
                                                       2007      1.024          0.970           55,499
                                                       2006      1.003          1.024            7,768

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.692          1.009               --
                                                       2008      1.305          0.692               --
                                                       2007      1.109          1.305               --
                                                       2006      1.142          1.109               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2009      1.017          1.086               --
                                                       2008      1.079          1.017               --
                                                       2007      1.041          1.079               --
                                                       2006      1.008          1.041               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.660          0.651               --
                                                       2008      1.130          0.660               --
                                                       2007      1.157          1.130               --
                                                       2006      1.131          1.157               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.633          0.659               --
                                                       2008      1.174          0.633               --
                                                       2007      1.156          1.174               --
                                                       2006      1.145          1.156               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.730          0.869               --
                                                       2008      1.225          0.730               --
                                                       2007      1.205          1.225               --
                                                       2006      1.180          1.205               --

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2009      0.809          1.106               --
                                                       2008      1.225          0.809               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.620          0.796               --
                                                       2008      1.065          0.620               --
                                                       2007      1.055          1.065               --
                                                       2006      1.002          1.055               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.896          1.055           61,581
                                                       2008      1.071          0.896           61,613
                                                       2007      1.038          1.071           61,646
                                                       2006      1.001          1.038           61,676

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.819          0.990               --
                                                       2008      1.070          0.819               --
                                                       2007      1.044          1.070               --
                                                       2006      1.002          1.044               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.746          0.923           21,405
                                                       2008      1.070          0.746           21,451
                                                       2007      1.050          1.070           21,493
                                                       2006      1.002          1.050           21,530

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.678          0.856               --
                                                       2008      1.070          0.678               --
                                                       2007      1.054          1.070               --
                                                       2006      1.002          1.054               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      0.934          1.080               --
                                                       2008      1.230          0.934               --
                                                       2007      1.208          1.230               --
                                                       2006      1.136          1.208               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      1.041          1.229               --
                                                       2008      1.462          1.041               --
                                                       2007      1.390          1.462               --
                                                       2006      1.264          1.390               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.631          0.862               --
                                                       2008      1.086          0.631               --
                                                       2007      1.046          1.086               --
                                                       2006      0.996          1.046               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.643          0.899               --
                                                       2008      1.135          0.643               --
                                                       2007      1.064          1.135               --
                                                       2006      0.998          1.064               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.048          1.067               --
                                                       2006      1.065          1.048           85,520
                                                       2005      1.068          1.065           78,316
                                                       2004      1.000          1.068               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.155          1.191               --
                                                       2008      1.128          1.155           27,149
                                                       2007      1.061          1.128           27,208
                                                       2006      1.046          1.061           48,029
                                                       2005      1.045          1.046           40,750
                                                       2004      1.000          1.045               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.587          1.714               --
                                                       2006      1.271          1.587               --
                                                       2005      1.159          1.271               --
                                                       2004      1.000          1.159               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.431          1.525               --
                                                       2006      1.248          1.431           33,934
                                                       2005      1.193          1.248           33,937
                                                       2004      1.000          1.193               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.121          1.191               --
                                                       2005      1.055          1.121               --
                                                       2004      1.000          1.055               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (11/99).........  2006      1.126          1.180               --
                                                       2005      1.102          1.126               --
                                                       2004      1.000          1.102               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.114          1.145               --
                                                       2005      1.049          1.114               --
                                                       2004      1.000          1.049               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.073          1.138               --
                                                       2005      1.000          1.073               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.026          1.028               --
                                                       2005      1.000          1.026           60,113

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.042          1.076               --
                                                       2005      1.000          1.042           20,075

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.060          1.103               --
                                                       2005      1.000          1.060               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.033          1.051               --
                                                       2005      1.000          1.033               --

  Travelers Managed Income Subaccount (11/99)........  2006      1.020          1.008               --
                                                       2005      1.029          1.020               --
                                                       2004      1.000          1.029               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.231          1.304               --
                                                       2005      1.124          1.231               --
                                                       2004      1.000          1.124               --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.081          1.142               --
                                                       2005      1.074          1.081               --
                                                       2004      1.000          1.074               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.103          1.136               --
                                                       2005      1.096          1.103               --
                                                       2004      1.000          1.096               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.172          1.264               --
                                                       2005      1.127          1.172               --
                                                       2004      1.000          1.127               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.226          1.405               --
                                                       2005      1.145          1.226               --
                                                       2004      1.000          1.145               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.133          1.199               --
                                                       2005      1.093          1.133           10,627
                                                       2004      1.000          1.093               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.058          1.110               --
                                                       2005      1.000          1.058               --

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.119          1.127               --
                                                       2005      1.104          1.119               --
                                                       2004      1.000          1.104               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.095          1.140               --
                                                       2005      1.098          1.095               --
                                                       2004      1.000          1.098               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.131          1.299               --
                                                       2005      1.000          1.131               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.103          1.263               --
                                                       2005      1.000          1.103               --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.092          1.131               --
                                                       2005      1.037          1.092               --
                                                       2004      1.000          1.037               --

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (11/99)............................................  2008      1.284          0.640               --
                                                       2007      1.123          1.284               --
                                                       2006      1.117          1.123               --
                                                       2005      1.059          1.117               --
                                                       2004      1.000          1.059               --





         VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 2.35% (B)


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.104          1.152                --
                                                       2005      1.081          1.104             5,812
                                                       2004      1.000          1.081                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.187          1.152                --
                                                       2005      1.058          1.187                --
                                                       2004      1.000          1.058                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.985          1.369           160,720
                                                       2008      1.637          0.985           291,983
                                                       2007      1.459          1.637           287,726
                                                       2006      1.240          1.459           367,677
                                                       2005      1.113          1.240           300,878
                                                       2004      1.000          1.113                --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.797          1.085           768,359
                                                       2008      1.456          0.797           917,390
                                                       2007      1.327          1.456           973,710
                                                       2006      1.232          1.327         1,016,437
                                                       2005      1.086          1.232           777,190
                                                       2004      1.000          1.086                --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      0.772          0.989           292,064
                                                       2008      1.271          0.772           354,541
                                                       2007      1.239          1.271           355,591
                                                       2006      1.101          1.239           342,689
                                                       2005      1.065          1.101           251,661
                                                       2004      1.000          1.065                --

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.350          1.333                --
                                                       2005      1.169          1.350                --
                                                       2004      1.000          1.169                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      1.348          1.746                --
                                                       2005      1.288          1.348            58,010
                                                       2004      1.000          1.288                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.202          1.304                --
                                                       2005      1.117          1.202                --
                                                       2004      1.000          1.117                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.204          1.339                --
                                                       2005      1.119          1.204            70,480
                                                       2004      1.000          1.119                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2009      0.886          1.175            57,876
                                                       2008      1.581          0.886            78,458
                                                       2007      1.378          1.581            85,931
                                                       2006      1.264          1.378            87,792
                                                       2005      1.107          1.264            57,799
                                                       2004      1.000          1.107                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2009      1.032          1.409           220,051
                                                       2008      1.750          1.032           234,024
                                                       2007      1.553          1.750           224,463
                                                       2006      1.415          1.553           177,769
                                                       2005      1.227          1.415           143,657
                                                       2004      1.000          1.227            17,650

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2009      0.841          1.114            88,821
                                                       2008      1.224          0.841           102,838
                                                       2007      1.208          1.224           103,109
                                                       2006      1.046          1.208            76,174
                                                       2005      1.000          1.046            62,555

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2009      0.720          1.009            20,017
                                                       2008      1.281          0.720            22,873
                                                       2007      1.179          1.281            19,642
                                                       2006      1.111          1.179            19,997
                                                       2005      1.085          1.111            19,681
                                                       2004      1.000          1.085            19,739

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.188          1.374                --
                                                       2005      1.100          1.188           119,810
                                                       2004      1.000          1.100                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      2.471          2.243                --
                                                       2007      1.965          2.471            81,869
                                                       2006      1.570          1.965            84,865
                                                       2005      1.262          1.570            61,170
                                                       2004      1.000          1.262                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      0.969          1.297           267,586
                                                       2008      1.664          0.969           274,515
                                                       2007      1.476          1.664           282,552
                                                       2006      1.244          1.476           263,169
                                                       2005      1.156          1.244           183,983
                                                       2004      1.000          1.156                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.191          1.417                --
                                                       2005      1.119          1.191            74,975
                                                       2004      1.000          1.119                --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2009      0.892          1.259                --
                                                       2008      1.627          0.892                --
                                                       2007      1.368          1.627                --
                                                       2006      1.236          1.368                --
                                                       2005      1.130          1.236                --
                                                       2004      1.000          1.130                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.144          1.275                --
                                                       2005      1.126          1.144                --
                                                       2004      1.000          1.126                --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.117          1.186                --
                                                       2006      1.066          1.117                --
                                                       2005      1.026          1.066                --
                                                       2004      1.000          1.026                --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Global Equity Subaccount
  (10/02)............................................  2009      0.734          0.866           261,446
                                                       2008      1.280          0.734           247,086
                                                       2007      1.249          1.280           235,577
                                                       2006      1.110          1.249           234,581
                                                       2005      1.067          1.110           243,328
                                                       2004      1.000          1.067            80,235

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2009      0.713          0.937           184,614
                                                       2008      1.225          0.713           185,292
                                                       2007      1.236          1.225           215,162
                                                       2006      1.163          1.236           349,104
                                                       2005      1.066          1.163           281,309
                                                       2004      1.000          1.066                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2009      0.883          1.053           146,625
                                                       2008      1.278          0.883            36,456
                                                       2007      1.207          1.278            36,791
                                                       2006      1.076          1.207            37,006
                                                       2005      1.057          1.076            29,781
                                                       2004      1.000          1.057                --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.809          0.794                --
                                                       2008      1.174          0.809           118,779
                                                       2007      1.177          1.174           121,150

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2009      0.666          0.913           410,838
                                                       2008      1.179          0.666           421,157
                                                       2007      1.185          1.179           445,943
                                                       2006      1.068          1.185           447,721
                                                       2005      1.039          1.068           390,119
                                                       2004      1.000          1.039                --

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2009      0.828          0.987            93,757
                                                       2008      1.186          0.828            97,983
                                                       2007      1.141          1.186            99,404
                                                       2006      0.991          1.141           103,579
                                                       2005      1.016          0.991           107,739
                                                       2004      1.000          1.016                --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2009      0.741          0.887           100,336
                                                       2008      1.166          0.741           100,500
                                                       2007      1.133          1.166           120,445
                                                       2006      1.050          1.133           120,570
                                                       2005      1.031          1.050           120,698
                                                       2004      1.000          1.031                --

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (11/99).......................  2009      0.757          0.956             2,815
                                                       2008      1.222          0.757             2,819
                                                       2007      1.235          1.222             2,823
                                                       2006      1.083          1.235           121,292
                                                       2005      1.058          1.083           103,539
                                                       2004      1.000          1.058                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)..................................  2009      0.828          1.007            21,185
                                                       2008      1.317          0.828            21,693
                                                       2007      1.298          1.317            22,635
                                                       2006      1.123          1.298            23,236
                                                       2005      1.079          1.123             2,368
                                                       2004      1.000          1.079                --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.655          0.911            40,142
                                                       2008      1.069          0.655            40,889
                                                       2007      1.040          1.069            37,543
                                                       2006      1.018          1.040            37,198
                                                       2005      0.990          1.018            36,641
                                                       2004      1.000          0.990                --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2009      0.859          1.141             5,000
                                                       2008      1.359          0.859             5,004
                                                       2007      1.299          1.359             5,007
                                                       2006      1.158          1.299             5,010
                                                       2005      1.094          1.158             5,014
                                                       2004      1.000          1.094                --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.819          1.142            56,351
                                                       2008      1.414          0.819           175,391
                                                       2007      1.316          1.414           169,302
                                                       2006      1.195          1.316             9,705
                                                       2005      1.166          1.195             9,739
                                                       2004      1.000          1.166                --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.766          0.744                --
                                                       2008      1.255          0.766                --
                                                       2007      1.225          1.255                --
                                                       2006      1.089          1.225                --
                                                       2005      1.070          1.089                --
                                                       2004      1.000          1.070                --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.146          1.160                --
                                                       2006      1.045          1.146           144,365
                                                       2005      1.033          1.045           118,439
                                                       2004      1.000          1.033            41,105

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Money Market Subaccount (11/99).............  2009      1.047          1.025           173,043
                                                       2008      1.045          1.047           182,733
                                                       2007      1.020          1.045             9,245
                                                       2006      0.998          1.020             9,245
                                                       2005      0.993          0.998             9,245
                                                       2004      1.000          0.993                --

  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.773          0.887                --
                                                       2008      1.004          0.773                --
                                                       2007      1.015          1.004                --
                                                       2006      0.998          1.015                --
                                                       2005      0.998          0.998                --
                                                       2004      1.000          0.998                --

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2009      0.928          1.081                --
                                                       2008      1.099          0.928                --
                                                       2007      1.104          1.099                --
                                                       2006      1.072          1.104                --
                                                       2005      1.070          1.072                --
                                                       2004      1.000          1.070                --

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2009      0.790          1.233            20,005
                                                       2008      1.155          0.790            20,009
                                                       2007      1.178          1.155            20,012
                                                       2006      1.087          1.178            19,438
                                                       2005      1.085          1.087             7,617
                                                       2004      1.000          1.085                --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.321          1.406                --
                                                       2006      1.198          1.321           161,201
                                                       2005      1.169          1.198           142,065
                                                       2004      1.000          1.169                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.240          1.297                --
                                                       2006      1.074          1.240                --
                                                       2005      1.057          1.074                --
                                                       2004      1.000          1.057                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.270          1.317                --
                                                       2006      1.109          1.270            47,662
                                                       2005      1.100          1.109            48,179
                                                       2004      1.000          1.100                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.345          1.479                --
                                                       2006      1.227          1.345           181,999
                                                       2005      1.161          1.227           143,351
                                                       2004      1.000          1.161                --

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.373          1.436                --
                                                       2006      1.303          1.373             9,713

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.874          1.018             7,623
                                                       2008      1.428          0.874            12,261
                                                       2007      1.424          1.428            12,261

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.577          0.761            78,548
                                                       2008      1.010          0.577            85,152
                                                       2007      1.214          1.010           154,649
                                                       2006      1.003          1.214           149,380

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.945          1.192                 0
                                                       2008      1.295          0.945                --
                                                       2007      1.338          1.295             4,988
                                                       2006      1.262          1.338             4,988

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      0.863          1.310            79,594
                                                       2008      1.490          0.863            86,805
                                                       2007      1.539          1.490            86,805
                                                       2006      1.404          1.539            86,805

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      0.984          1.376                --
                                                       2008      1.732          0.984                --
                                                       2007      1.359          1.732                --
                                                       2006      1.333          1.359                --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.673          0.898                --
                                                       2008      1.116          0.673                --
                                                       2007      1.266          1.116                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.674          0.780           176,446
                                                       2008      1.084          0.674           204,825
                                                       2007      1.070          1.084           234,778
                                                       2006      1.001          1.070           183,667

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.627          0.774           229,184
                                                       2008      1.048          0.627           241,752
                                                       2007      1.067          1.048           232,573
                                                       2006      1.015          1.067                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.716          0.679                --
                                                       2008      1.278          0.716             5,229
                                                       2007      1.169          1.278             5,232
                                                       2006      1.190          1.169             5,235

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.836          1.097             8,744
                                                       2008      1.395          0.836             8,750
                                                       2007      1.282          1.395            13,675
                                                       2006      1.298          1.282            13,679

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.024          1.689            63,166
                                                       2008      2.246          1.024            65,793

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.001          1.287                --
                                                       2008      1.779          1.001                --
                                                       2007      1.702          1.779                --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.028          1.189           336,857
                                                       2008      1.127          1.028           329,774
                                                       2007      1.070          1.127           333,258

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.191          1.321           392,113

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      0.862          1.043             6,664
                                                       2008      1.314          0.862             6,669
                                                       2007      1.282          1.314             6,674
                                                       2006      1.198          1.282             6,678

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.162          1.280                --
                                                       2006      1.110          1.162                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.054          1.370             5,584
                                                       2008      1.209          1.054             5,594
                                                       2007      1.161          1.209            76,661
                                                       2006      1.126          1.161            76,669

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.665          0.821           132,288
                                                       2008      0.970          0.665           281,261
                                                       2007      1.024          0.970           291,293
                                                       2006      1.003          1.024           128,926

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.690          1.006                --
                                                       2008      1.303          0.690                --
                                                       2007      1.108          1.303                --
                                                       2006      1.141          1.108                --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2009      1.015          1.083            15,289
                                                       2008      1.078          1.015            15,289
                                                       2007      1.040          1.078            15,289
                                                       2006      1.007          1.040            14,628

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.697          0.874             5,225

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.658          0.649                --
                                                       2008      1.128          0.658                --
                                                       2007      1.156          1.128                --
                                                       2006      1.130          1.156                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.631          0.657                --
                                                       2008      1.172          0.631                --
                                                       2007      1.154          1.172                --
                                                       2006      1.144          1.154                --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.729          0.866           144,127
                                                       2008      1.223          0.729           159,076
                                                       2007      1.203          1.223           159,076
                                                       2006      1.179          1.203           159,076

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2009      0.807          1.103                --
                                                       2008      1.223          0.807                --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.619          0.795             3,238
                                                       2008      1.064          0.619             3,243
                                                       2007      1.055          1.064             3,247
                                                       2006      1.002          1.055             3,251

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.894          1.053                --
                                                       2008      1.070          0.894                --
                                                       2007      1.037          1.070                --
                                                       2006      1.001          1.037                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.818          0.989                --
                                                       2008      1.069          0.818                --
                                                       2007      1.044          1.069                --
                                                       2006      1.002          1.044                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.745          0.921            35,648
                                                       2008      1.069          0.745            35,695
                                                       2007      1.049          1.069            35,736
                                                       2006      1.002          1.049            35,774

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.678          0.854           186,831
                                                       2008      1.069          0.678           186,932
                                                       2007      1.054          1.069           187,017
                                                       2006      1.002          1.054           166,860

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      2.315          2.834                --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      0.932          1.077            41,105
                                                       2008      1.228          0.932            41,115
                                                       2007      1.207          1.228            41,123
                                                       2006      1.135          1.207            41,130

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      1.036          1.222                --
                                                       2008      1.459          1.036                --
                                                       2007      1.388          1.459           333,498
                                                       2006      1.262          1.388           342,026

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.630          0.861            89,062
                                                       2008      1.085          0.630            91,487
                                                       2007      1.046          1.085            92,313
                                                       2006      0.996          1.046            94,778

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.642          0.897                --
                                                       2008      1.134          0.642                --
                                                       2007      1.063          1.134                --
                                                       2006      0.998          1.063                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.047          1.065                --
                                                       2006      1.064          1.047           542,225
                                                       2005      1.067          1.064           422,450
                                                       2004      1.000          1.067            39,655

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.153          1.188                --
                                                       2008      1.126          1.153           391,926
                                                       2007      1.060          1.126           450,016
                                                       2006      1.045          1.060           586,045
                                                       2005      1.044          1.045           433,424
                                                       2004      1.000          1.044                --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.585          1.712                --
                                                       2006      1.270          1.585                --
                                                       2005      1.159          1.270                --
                                                       2004      1.000          1.159                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.429          1.522                --
                                                       2006      1.247          1.429           107,429
                                                       2005      1.193          1.247           107,468
                                                       2004      1.000          1.193                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.120          1.190                --
                                                       2005      1.055          1.120             5,238
                                                       2004      1.000          1.055                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.125          1.179                --
                                                       2005      1.102          1.125           159,076
                                                       2004      1.000          1.102                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.113          1.144                --
                                                       2005      1.048          1.113                --
                                                       2004      1.000          1.048                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.073          1.138                --
                                                       2005      1.000          1.073             2,865

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.026          1.027                --
                                                       2005      1.000          1.026                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.041          1.076                --
                                                       2005      1.000          1.041            22,489

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.060          1.103                --
                                                       2005      1.000          1.060           121,235

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.033          1.050                --
                                                       2005      1.000          1.033                --

  Travelers Managed Income Subaccount (11/99)........  2006      1.019          1.007                --
                                                       2005      1.029          1.019             2,747
                                                       2004      1.000          1.029                --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.230          1.303                --
                                                       2005      1.124          1.230                --
                                                       2004      1.000          1.124                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.081          1.141                --
                                                       2005      1.073          1.081                --
                                                       2004      1.000          1.073                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.102          1.135                --
                                                       2005      1.096          1.102            36,545
                                                       2004      1.000          1.096                --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.171          1.262                --
                                                       2005      1.126          1.171           234,585
                                                       2004      1.000          1.126                --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.225          1.404                --
                                                       2005      1.145          1.225            86,805
                                                       2004      1.000          1.145                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.132          1.198                --
                                                       2005      1.093          1.132             2,284
                                                       2004      1.000          1.093                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.057          1.110                --
                                                       2005      1.000          1.057                --

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.118          1.126                --
                                                       2005      1.104          1.118            53,178
                                                       2004      1.000          1.104                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.094          1.139                --
                                                       2005      1.098          1.094                --
                                                       2004      1.000          1.098                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.130          1.298                --
                                                       2005      1.000          1.130            11,049

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.103          1.262                --
                                                       2005      1.000          1.103             4,987

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.091          1.130                --
                                                       2005      1.036          1.091                --
                                                       2004      1.000          1.036                --

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (11/99)............................................  2008      1.281          0.638                --
                                                       2007      1.122          1.281                --
                                                       2006      1.116          1.122                --
                                                       2005      1.059          1.116                --
                                                       2004      1.000          1.059                --





         VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 2.40% (B)


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.240          1.293                --
                                                       2005      1.215          1.240            73,124
                                                       2004      1.119          1.215            75,559
                                                       2003      1.000          1.119                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.295          1.256                --
                                                       2005      1.155          1.295                --
                                                       2004      1.092          1.155                --
                                                       2003      1.000          1.092                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.160          1.612           101,416
                                                       2008      1.929          1.160           100,568
                                                       2007      1.721          1.929           147,003
                                                       2006      1.464          1.721           134,932
                                                       2005      1.314          1.464           126,063
                                                       2004      1.186          1.314            92,854
                                                       2003      1.000          1.186                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.923          1.256           509,346
                                                       2008      1.687          0.923           686,548
                                                       2007      1.539          1.687           717,724
                                                       2006      1.430          1.539           718,310
                                                       2005      1.260          1.430           670,253
                                                       2004      1.148          1.260           278,168
                                                       2003      1.000          1.148             2,817

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      0.892          1.143           496,098
                                                       2008      1.471          0.892           768,103
                                                       2007      1.434          1.471           736,452
                                                       2006      1.275          1.434           721,135
                                                       2005      1.234          1.275           666,760
                                                       2004      1.145          1.234           221,155
                                                       2003      1.000          1.145             2,846

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.540          1.519                --
                                                       2005      1.334          1.540                --
                                                       2004      1.143          1.334                --
                                                       2003      1.000          1.143                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      1.532          1.984                --
                                                       2005      1.464          1.532             8,142
                                                       2004      1.142          1.464                --
                                                       2003      1.000          1.142                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.287          1.396                --
                                                       2005      1.197          1.287            20,758
                                                       2004      1.073          1.197                --
                                                       2003      1.000          1.073                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.284          1.428                --
                                                       2005      1.195          1.284             8,092
                                                       2004      1.066          1.195             4,895
                                                       2003      1.000          1.066                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2009      1.025          1.357            85,293
                                                       2008      1.829          1.025            87,879
                                                       2007      1.595          1.829           150,366
                                                       2006      1.464          1.595           106,331
                                                       2005      1.283          1.464            98,221
                                                       2004      1.139          1.283            62,378
                                                       2003      1.000          1.139             2,423

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2009      1.222          1.668           115,506
                                                       2008      2.073          1.222           117,103
                                                       2007      1.841          2.073           118,086
                                                       2006      1.678          1.841           127,709
                                                       2005      1.456          1.678           127,914
                                                       2004      1.196          1.456            74,372
                                                       2003      1.000          1.196               555

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2009      0.840          1.111                --
                                                       2008      1.223          0.840            29,659
                                                       2007      1.207          1.223            59,769
                                                       2006      1.046          1.207                --
                                                       2005      1.000          1.046                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2009      0.858          1.202            18,803
                                                       2008      1.528          0.858            19,569
                                                       2007      1.407          1.528            20,943
                                                       2006      1.326          1.407            21,401
                                                       2005      1.296          1.326            27,775
                                                       2004      1.191          1.296            88,777
                                                       2003      1.000          1.191             1,971

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.325          1.531                --
                                                       2005      1.227          1.325           189,176
                                                       2004      1.116          1.227           160,353
                                                       2003      1.000          1.116             1,934

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.004          2.726                --
                                                       2007      2.389          3.004            43,742
                                                       2006      1.911          2.389            58,803
                                                       2005      1.536          1.911            50,059
                                                       2004      1.261          1.536            20,906
                                                       2003      1.000          1.261                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      1.137          1.521           276,663
                                                       2008      1.953          1.137           308,725
                                                       2007      1.733          1.953           334,734
                                                       2006      1.461          1.733           316,704
                                                       2005      1.359          1.461           314,814
                                                       2004      1.174          1.359           167,674
                                                       2003      1.000          1.174               684

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.396          1.661                --
                                                       2005      1.314          1.396             3,139
                                                       2004      1.160          1.314                --
                                                       2003      1.000          1.160                --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2009      1.057          1.491            65,937
                                                       2008      1.929          1.057            65,409
                                                       2007      1.623          1.929            91,987
                                                       2006      1.467          1.623            71,980
                                                       2005      1.341          1.467            62,736
                                                       2004      1.140          1.341            61,168
                                                       2003      1.000          1.140                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.334          1.487                --
                                                       2005      1.314          1.334            36,825
                                                       2004      1.172          1.314            13,437
                                                       2003      1.000          1.172                --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.256          1.334                --
                                                       2006      1.199          1.256            82,863
                                                       2005      1.155          1.199            89,303
                                                       2004      1.150          1.155           106,539
                                                       2003      1.000          1.150                --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Global Equity Subaccount
  (10/02)............................................  2009      0.841          0.993           387,327
                                                       2008      1.469          0.841           414,501
                                                       2007      1.434          1.469           422,865
                                                       2006      1.275          1.434           543,266
                                                       2005      1.226          1.275           587,712
                                                       2004      1.139          1.226           408,070
                                                       2003      1.000          1.139             1,142

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2009      0.813          1.068           114,331
                                                       2008      1.397          0.813           114,963
                                                       2007      1.410          1.397           116,208
                                                       2006      1.327          1.410            64,595
                                                       2005      1.218          1.327            67,192
                                                       2004      1.134          1.218            47,258
                                                       2003      1.000          1.134                --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2009      0.990          1.180            51,051
                                                       2008      1.434          0.990            57,231
                                                       2007      1.355          1.434            58,440
                                                       2006      1.209          1.355            50,709
                                                       2005      1.188          1.209            50,721
                                                       2004      1.118          1.188            38,881
                                                       2003      1.000          1.118                --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.913          0.896                --
                                                       2008      1.326          0.913                --
                                                       2007      1.330          1.326                --

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2009      0.751          1.029           682,230
                                                       2008      1.330          0.751           740,081
                                                       2007      1.338          1.330           822,638
                                                       2006      1.206          1.338           983,615
                                                       2005      1.174          1.206         1,076,823
                                                       2004      1.127          1.174           847,860
                                                       2003      1.000          1.127             3,351

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2009      0.902          1.076           140,486
                                                       2008      1.294          0.902           141,137
                                                       2007      1.246          1.294           141,163
                                                       2006      1.082          1.246           154,112
                                                       2005      1.110          1.082           172,782
                                                       2004      1.100          1.110           150,917
                                                       2003      1.000          1.100                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2009      0.800          0.957           400,033
                                                       2008      1.259          0.800           659,210
                                                       2007      1.224          1.259           904,361
                                                       2006      1.135          1.224           998,888
                                                       2005      1.115          1.135         1,098,044
                                                       2004      1.088          1.115           874,947
                                                       2003      1.000          1.088            16,637

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (11/99).......................  2009      0.881          1.112            49,957
                                                       2008      1.422          0.881            51,147
                                                       2007      1.439          1.422            87,966
                                                       2006      1.262          1.439            52,635
                                                       2005      1.233          1.262            58,576
                                                       2004      1.167          1.233            58,595
                                                       2003      1.000          1.167                --

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)..................................  2009      0.945          1.149             2,298
                                                       2008      1.504          0.945             2,301
                                                       2007      1.482          1.504             2,304
                                                       2006      1.284          1.482             2,307
                                                       2005      1.234          1.284             2,310
                                                       2004      1.146          1.234             2,313
                                                       2003      1.000          1.146                --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.755          1.049            22,086
                                                       2008      1.233          0.755            22,102
                                                       2007      1.200          1.233            68,105
                                                       2006      1.175          1.200            70,989
                                                       2005      1.144          1.175            71,003
                                                       2004      1.167          1.144            89,398
                                                       2003      1.000          1.167                --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2009      0.977          1.297            13,550
                                                       2008      1.546          0.977            14,388
                                                       2007      1.478          1.546            26,564
                                                       2006      1.319          1.478            37,642
                                                       2005      1.247          1.319            37,648
                                                       2004      1.157          1.247            37,654
                                                       2003      1.000          1.157                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.973          1.356            18,327
                                                       2008      1.681          0.973            18,342
                                                       2007      1.565          1.681            19,112
                                                       2006      1.421          1.565            16,078
                                                       2005      1.388          1.421            11,886
                                                       2004      1.235          1.388             5,828
                                                       2003      1.000          1.235               321

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.868          0.843                --
                                                       2008      1.423          0.868            37,180
                                                       2007      1.389          1.423            38,390
                                                       2006      1.236          1.389            39,401
                                                       2005      1.214          1.236            40,500
                                                       2004      1.128          1.214            36,067
                                                       2003      1.000          1.128             2,516

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.295          1.310                --
                                                       2006      1.181          1.295                --
                                                       2005      1.168          1.181                --
                                                       2004      1.121          1.168                --
                                                       2003      1.000          1.121                --

  Legg Mason Partners Variable Income Trust

  LMPVIT Money Market Subaccount (11/99).............  2009      1.029          1.006            15,003
                                                       2008      1.027          1.029            35,923
                                                       2007      1.003          1.027           153,024
                                                       2006      0.981          1.003            73,774
                                                       2005      0.978          0.981           159,903
                                                       2004      0.993          0.978           133,810
                                                       2003      1.000          0.993            10,608

  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.761          0.872           130,915
                                                       2008      0.989          0.761           133,245
                                                       2007      1.000          0.989           159,682
                                                       2006      0.983          1.000           185,888
                                                       2005      0.984          0.983           244,644
                                                       2004      0.996          0.984           224,435
                                                       2003      1.000          0.996            24,623

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2009      0.952          1.109                --
                                                       2008      1.129          0.952                --
                                                       2007      1.134          1.129            37,298
                                                       2006      1.102          1.134            39,777
                                                       2005      1.100          1.102            39,777
                                                       2004      1.056          1.100            39,825
                                                       2003      1.000          1.056                --

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2009      0.862          1.345            61,199
                                                       2008      1.261          0.862            63,492
                                                       2007      1.287          1.261            63,492
                                                       2006      1.188          1.287            69,699
                                                       2005      1.186          1.188            82,874
                                                       2004      1.100          1.186            60,456
                                                       2003      1.000          1.100                --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.571          1.672                --
                                                       2006      1.425          1.571             3,038
                                                       2005      1.392          1.425             3,041
                                                       2004      1.233          1.392            18,673
                                                       2003      1.000          1.233                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.447          1.515                --
                                                       2006      1.255          1.447            52,707
                                                       2005      1.236          1.255            51,987
                                                       2004      1.168          1.236            45,637
                                                       2003      1.000          1.168                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.446          1.499                --
                                                       2006      1.263          1.446           107,131
                                                       2005      1.253          1.263            90,757
                                                       2004      1.139          1.253            58,823
                                                       2003      1.000          1.139                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.619          1.779                --
                                                       2006      1.477          1.619            88,915
                                                       2005      1.398          1.477            90,400
                                                       2004      1.154          1.398            36,694
                                                       2003      1.000          1.154                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.502          1.571                --
                                                       2006      1.426          1.502            16,108

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.956          1.112            43,451
                                                       2008      1.561          0.956            43,451
                                                       2007      1.558          1.561            29,963

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.576          0.760            44,470
                                                       2008      1.009          0.576            45,223
                                                       2007      1.214          1.009            48,468
                                                       2006      1.003          1.214            47,728

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.944          1.189            18,569
                                                       2008      1.293          0.944            18,851
                                                       2007      1.337          1.293            16,248
                                                       2006      1.261          1.337             6,791

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      0.983          1.492            80,049
                                                       2008      1.699          0.983            76,295
                                                       2007      1.756          1.699            51,570
                                                       2006      1.602          1.756           104,384

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      1.120          1.566             7,764
                                                       2008      1.973          1.120                --
                                                       2007      1.549          1.973                --
                                                       2006      1.519          1.549                --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.671          0.896                --
                                                       2008      1.114          0.671                --
                                                       2007      1.265          1.114                --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.673          0.778           362,161
                                                       2008      1.083          0.673           510,514
                                                       2007      1.070          1.083           482,477
                                                       2006      1.001          1.070           345,220

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.626          0.773           102,237
                                                       2008      1.047          0.626           107,676
                                                       2007      1.066          1.047           114,188
                                                       2006      1.015          1.066            15,270

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.800          0.758                --
                                                       2008      1.429          0.800                --
                                                       2007      1.308          1.429                --
                                                       2006      1.331          1.308                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.835          1.094             3,886
                                                       2008      1.393          0.835             3,890
                                                       2007      1.281          1.393             2,447
                                                       2006      1.298          1.281             1,367

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.244          2.051            59,534
                                                       2008      2.730          1.244            31,011

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.153          1.481                --
                                                       2008      2.049          1.153                --
                                                       2007      1.962          2.049                --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.067          1.233           124,842
                                                       2008      1.171          1.067           125,626
                                                       2007      1.112          1.171           138,938

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.192          1.322           245,468

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      0.961          1.163                --
                                                       2008      1.466          0.961                --
                                                       2007      1.430          1.466                --
                                                       2006      1.337          1.430                --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.161          1.279                --
                                                       2006      1.109          1.161                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.112          1.445            46,230
                                                       2008      1.276          1.112            56,133
                                                       2007      1.226          1.276            58,379
                                                       2006      1.190          1.226            55,851

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.664          0.819           143,201
                                                       2008      0.969          0.664           144,928
                                                       2007      1.023          0.969           147,622
                                                       2006      1.003          1.023            83,403

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.808          1.178             1,066
                                                       2008      1.526          0.808             1,067
                                                       2007      1.298          1.526             1,069
                                                       2006      1.337          1.298             1,070

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2009      1.016          1.084           402,233
                                                       2008      1.079          1.016           403,466
                                                       2007      1.042          1.079           309,893
                                                       2006      1.009          1.042           452,761

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      1.143          1.432            25,375

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.725          0.715                --
                                                       2008      1.242          0.725            19,100
                                                       2007      1.274          1.242            19,100
                                                       2006      1.246          1.274                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.701          0.730                --
                                                       2008      1.302          0.701            39,723
                                                       2007      1.283          1.302             6,716
                                                       2006      1.273          1.283             7,394

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.801          0.951             2,342
                                                       2008      1.345          0.801             2,805
                                                       2007      1.323          1.345             3,164
                                                       2006      1.297          1.323             8,116

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2009      0.885          1.210             2,058
                                                       2008      1.342          0.885             2,060

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.618          0.793            88,491
                                                       2008      1.063          0.618            88,601
                                                       2007      1.055          1.063            88,689
                                                       2006      1.002          1.055            88,763

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.893          1.051                --
                                                       2008      1.069          0.893                --
                                                       2007      1.037          1.069                --
                                                       2006      1.001          1.037                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.817          0.987                --
                                                       2008      1.068          0.817            78,667
                                                       2007      1.044          1.068                --
                                                       2006      1.002          1.044                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.744          0.919           369,546
                                                       2008      1.068          0.744           321,544
                                                       2007      1.049          1.068            18,003
                                                       2006      1.002          1.049                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.677          0.853            23,416
                                                       2008      1.068          0.677            23,445
                                                       2007      1.054          1.068            26,657
                                                       2006      1.002          1.054                --

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.872          1.067            35,645

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      0.995          1.150            43,373
                                                       2008      1.312          0.995            52,177
                                                       2007      1.290          1.312            53,988
                                                       2006      1.213          1.290            65,343

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      1.030          1.215                --
                                                       2008      1.442          1.030                --
                                                       2007      1.373          1.442            88,716
                                                       2006      1.249          1.373            73,029

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.629          0.859            12,458
                                                       2008      1.085          0.629            14,462
                                                       2007      1.045          1.085            24,354
                                                       2006      0.996          1.045            33,864

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.641          0.896                --
                                                       2008      1.133          0.641                --
                                                       2007      1.063          1.133                --
                                                       2006      0.998          1.063             5,718

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.088          1.107                --
                                                       2006      1.107          1.088           145,674
                                                       2005      1.111          1.107           155,649
                                                       2004      1.044          1.111           117,569
                                                       2003      1.000          1.044                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.154          1.189                --
                                                       2008      1.128          1.154           306,107
                                                       2007      1.062          1.128           268,440
                                                       2006      1.048          1.062           268,484
                                                       2005      1.048          1.048           269,594
                                                       2004      1.023          1.048           214,973
                                                       2003      1.000          1.023                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.827          1.973                --
                                                       2006      1.465          1.827                --
                                                       2005      1.337          1.465                --
                                                       2004      1.179          1.337                --
                                                       2003      1.000          1.179                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.821          1.939                --
                                                       2006      1.590          1.821            39,166
                                                       2005      1.521          1.590            41,639
                                                       2004      1.235          1.521            29,389
                                                       2003      1.000          1.235                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.253          1.331                --
                                                       2005      1.180          1.253                --
                                                       2004      1.135          1.180                --
                                                       2003      1.000          1.135                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.238          1.297                --
                                                       2005      1.213          1.238             8,446
                                                       2004      1.131          1.213             6,516
                                                       2003      1.000          1.131               788

  Travelers Large Cap Subaccount (11/99).............  2006      1.238          1.273                --
                                                       2005      1.167          1.238             8,131
                                                       2004      1.122          1.167             8,909
                                                       2003      1.000          1.122             1,676

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.072          1.137                --
                                                       2005      1.000          1.072             5,323

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.025          1.026                --
                                                       2005      1.000          1.025                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.041          1.076                --
                                                       2005      1.000          1.041                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.060          1.102                --
                                                       2005      1.000          1.060                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.032          1.050                --
                                                       2005      1.000          1.032                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Income Subaccount (11/99)........  2006      1.021          1.009                --
                                                       2005      1.032          1.021           438,347
                                                       2004      1.028          1.032           209,995
                                                       2003      1.000          1.028            17,126

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.347          1.426                --
                                                       2005      1.231          1.347                --
                                                       2004      1.088          1.231            18,019
                                                       2003      1.000          1.088                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.267          1.337                --
                                                       2005      1.259          1.267             1,071
                                                       2004      1.130          1.259                --
                                                       2003      1.000          1.130                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.178          1.213                --
                                                       2005      1.172          1.178            72,184
                                                       2004      1.077          1.172            45,990
                                                       2003      1.000          1.077             1,754

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.159          1.249                --
                                                       2005      1.115          1.159            73,029
                                                       2004      1.000          1.115                --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.398          1.602                --
                                                       2005      1.308          1.398            51,595
                                                       2004      1.157          1.308            96,464
                                                       2003      1.000          1.157                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.264          1.337                --
                                                       2005      1.221          1.264                --
                                                       2004      1.126          1.221                --
                                                       2003      1.000          1.126                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.057          1.109                --
                                                       2005      1.000          1.057                --

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.181          1.190                --
                                                       2005      1.167          1.181            53,012
                                                       2004      1.078          1.167             2,480
                                                       2003      1.000          1.078                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.196          1.244                --
                                                       2005      1.200          1.196                --
                                                       2004      1.115          1.200                --
                                                       2003      1.000          1.115                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.130          1.298                --
                                                       2005      1.000          1.130               518

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.103          1.261                --
                                                       2005      1.000          1.103             2,824

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.203          1.246                --
                                                       2005      1.143          1.203                --
                                                       2004      1.127          1.143                --
                                                       2003      1.000          1.127                --

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class I)
  (11/99)............................................  2008      1.407          0.700                --
                                                       2007      1.232          1.407             2,063
                                                       2006      1.227          1.232             2,065
                                                       2005      1.164          1.227             8,500
                                                       2004      1.114          1.164             8,135
                                                       2003      1.000          1.114               238




---------

* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2009.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2009 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc..-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Multiple Discipline Portfolio -- Large Cap Growth and Value merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio -- Class II was exchanged for Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio -- Class I and is no longer available as a funding option.

           CONDENSED FINANCIAL INFORMATION -- PORTFOLIO ARCHITECT XTRA

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

         PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A)


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.080          1.156               --
                                                       2006      1.000          1.080           21,186

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.808          0.849               --
                                                       2005      0.777          0.808           26,568
                                                       2004      0.747          0.777           26,582
                                                       2003      0.607          0.747           47,692
                                                       2002      0.884          0.607           66,257
                                                       2001      1.000          0.884           38,368

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      0.749          0.733               --
                                                       2005      0.663          0.749          587,791
                                                       2004      0.622          0.663          435,517
                                                       2003      0.512          0.622          526,492
                                                       2002      0.752          0.512          553,711
                                                       2001      1.000          0.752          472,388

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.001          1.402          101,125
                                                       2008      1.651          1.001          121,884
                                                       2007      1.461          1.651          155,396
                                                       2006      1.233          1.461          378,365
                                                       2005      1.098          1.233          362,506
                                                       2004      0.983          1.098          259,242
                                                       2003      0.738          0.983          186,566
                                                       2002      0.879          0.738          225,675
                                                       2001      0.996          0.879           39,649

Portfolio Architect XTRA -- Separate Account Charges 1.60% (A)
                               (continued)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.823          1.130          474,750
                                                       2008      1.493          0.823          519,168
                                                       2007      1.351          1.493          655,341
                                                       2006      1.245          1.351          832,088
                                                       2005      1.089          1.245          817,588
                                                       2004      0.984          1.089          822,055
                                                       2003      0.731          0.984          716,651
                                                       2002      0.983          0.731          665,207
                                                       2001      1.091          0.983          507,376

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      0.942          1.216          225,504
                                                       2008      1.539          0.942          320,159
                                                       2007      1.489          1.539          413,323
                                                       2006      1.314          1.489          506,326
                                                       2005      1.261          1.314          593,898
                                                       2004      1.161          1.261          692,311
                                                       2003      0.891          1.161          677,603
                                                       2002      1.109          0.891          637,610
                                                       2001      1.124          1.109          176,771

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      0.670          0.663               --
                                                       2005      0.576          0.670           61,171
                                                       2004      0.490          0.576            5,194
                                                       2003      0.398          0.490            5,201
                                                       2002      0.540          0.398           73,462
                                                       2001      1.000          0.540           63,779

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/00).............................................  2007      1.645          1.723               --
                                                       2006      1.261          1.645           73,896
                                                       2005      1.002          1.261           44,890
                                                       2004      0.815          1.002            5,059
                                                       2003      0.579          0.815            5,064
                                                       2002      0.666          0.579            5,070
                                                       2001      1.000          0.666               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      2.325          3.034               --
                                                       2005      2.204          2.325           68,548
                                                       2004      1.704          2.204           68,141
                                                       2003      1.292          1.704           62,491
                                                       2002      1.256          1.292           39,432
                                                       2001      1.000          1.256            6,450

Portfolio Architect XTRA -- Separate Account Charges 1.60% (A)
                               (continued)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/00).....................................  2008      1.094          1.047               --
                                                       2007      1.038          1.094           22,570
                                                       2006      0.905          1.038           24,735
                                                       2005      0.881          0.905           25,634
                                                       2004      0.852          0.881           26,540
                                                       2003      0.715          0.852           27,168
                                                       2002      0.872          0.715           27,763
                                                       2001      1.000          0.872            2,817

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/00).....................................  2008      1.003          0.947               --
                                                       2007      1.146          1.003           14,180
                                                       2006      1.122          1.146           27,509
                                                       2005      1.078          1.122           26,301
                                                       2004      0.984          1.078           25,016
                                                       2003      0.759          0.984           23,617
                                                       2002      0.954          0.759           21,685
                                                       2001      1.000          0.954            1,380

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.309          1.424               --
                                                       2005      1.207          1.309               --
                                                       2004      1.074          1.207               --
                                                       2003      1.000          1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.306          1.456               --
                                                       2005      1.205          1.306           19,564
                                                       2004      1.067          1.205           14,089
                                                       2003      1.000          1.067               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (5/00)....................................  2009      0.829          1.105           88,104
                                                       2008      1.470          0.829           46,306
                                                       2007      1.273          1.470          161,778
                                                       2006      1.161          1.273          203,675
                                                       2005      1.011          1.161          214,332
                                                       2004      0.892          1.011          289,477
                                                       2003      0.707          0.892          235,695
                                                       2002      0.795          0.707          184,568
                                                       2001      1.000          0.795           21,463

Portfolio Architect XTRA -- Separate Account Charges 1.60% (A)
                               (continued)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (5/01)................  2009      0.757          1.012               --
                                                       2008      1.312          0.757               --
                                                       2007      1.249          1.312               --
                                                       2006      1.115          1.249               --
                                                       2005      0.939          1.115               --
                                                       2004      0.942          0.939               --
                                                       2003      0.766          0.942           16,123
                                                       2002      0.842          0.766           16,801
                                                       2001      1.000          0.842               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2009      1.315          1.809           25,963
                                                       2008      2.213          1.315            7,629
                                                       2007      1.950          2.213           48,181
                                                       2006      1.763          1.950           38,034
                                                       2005      1.518          1.763           41,237
                                                       2004      1.237          1.518           44,749
                                                       2003      0.909          1.237           53,053
                                                       2002      1.027          0.909           16,792
                                                       2001      1.000          1.027               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.253          1.460               --
                                                       2005      1.152          1.253           84,767
                                                       2004      1.039          1.152           61,625
                                                       2003      0.844          1.039           80,317
                                                       2002      1.000          0.844           63,760

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.556          3.235               --
                                                       2007      2.806          3.556            4,300
                                                       2006      2.226          2.806            6,366
                                                       2005      1.775          2.226               --
                                                       2004      1.446          1.775               --
                                                       2003      1.000          1.446               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      0.928          1.252          424,953
                                                       2008      1.582          0.928          448,995
                                                       2007      1.392          1.582          571,459
                                                       2006      1.165          1.392          629,814
                                                       2005      1.074          1.165          643,897
                                                       2004      0.921          1.074          490,264
                                                       2003      0.708          0.921          362,736
                                                       2002      0.883          0.708          363,371
                                                       2001      1.031          0.883          372,306

Portfolio Architect XTRA -- Separate Account Charges 1.60% (A)
                               (continued)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.258          1.508               --
                                                       2005      1.174          1.258           22,978
                                                       2004      1.028          1.174               --
                                                       2003      0.791          1.028               --
                                                       2002      1.000          0.791               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.065          1.089               --
                                                       2005      1.068          1.065               --
                                                       2004      1.000          1.068               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00).............................................  2006      1.056          1.091               --
                                                       2005      0.997          1.056           45,236
                                                       2004      0.935          0.997           45,244
                                                       2003      0.836          0.935           61,559
                                                       2002      0.910          0.836           82,622
                                                       2001      1.000          0.910           37,431

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2009      0.871          1.077           22,966
                                                       2008      1.247          0.871           34,227
                                                       2007      1.041          1.247           13,455
                                                       2006      0.995          1.041           13,455
                                                       2005      0.900          0.995           27,169
                                                       2004      0.801          0.900           27,169
                                                       2003      0.645          0.801           27,169
                                                       2002      0.930          0.645           25,111
                                                       2001      1.000          0.930           17,231

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2009      0.264          0.408           53,166
                                                       2008      0.480          0.264           33,528
                                                       2007      0.400          0.480           33,528
                                                       2006      0.377          0.400           33,528
                                                       2005      0.344          0.377           33,528
                                                       2004      0.347          0.344          103,432
                                                       2003      0.241          0.347          103,432
                                                       2002      0.414          0.241           33,528
                                                       2001      1.000          0.414           33,528

Portfolio Architect XTRA -- Separate Account Charges 1.60% (A)
                               (continued)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Worldwide Subaccount (Service Shares)
  (5/00).............................................  2008      0.722          0.680               --
                                                       2007      0.671          0.722           30,982
                                                       2006      0.578          0.671           54,146
                                                       2005      0.557          0.578           53,652
                                                       2004      0.541          0.557           53,290
                                                       2003      0.444          0.541           56,129
                                                       2002      0.608          0.444           51,596
                                                       2001      1.000          0.608           43,088

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.544          1.733               --
                                                       2005      1.508          1.544            3,347
                                                       2004      1.334          1.508           65,979
                                                       2003      1.000          1.334           62,628

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2009      0.853          1.130          281,793
                                                       2008      1.455          0.853          345,119
                                                       2007      1.509          1.455          373,650

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2009      0.889          1.068           87,058
                                                       2008      1.277          0.889           64,335
                                                       2007      1.234          1.277           52,880

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (4/00)........................  2009      0.964          1.227          206,129
                                                       2008      1.544          0.964          336,437
                                                       2007      1.612          1.544          469,731

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)..................................  2009      0.921          1.128          101,945
                                                       2008      1.453          0.921          125,051
                                                       2007      1.421          1.453          192,644
                                                       2006      1.221          1.421          228,253
                                                       2005      1.165          1.221          227,875
                                                       2004      1.072          1.165          243,422
                                                       2003      0.823          1.072          295,422
                                                       2002      1.087          0.823          166,026
                                                       2001      1.000          1.087          118,438

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2009      0.624          0.874          142,943
                                                       2008      1.010          0.624          129,137
                                                       2007      1.009          1.010          132,422

Portfolio Architect XTRA -- Separate Account Charges 1.60% (A)
                               (continued)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.985          1.384            4,004
                                                       2008      1.688          0.985            4,004
                                                       2007      1.559          1.688           14,594
                                                       2006      1.405          1.559           14,568
                                                       2005      1.361          1.405           15,629
                                                       2004      1.201          1.361           15,192
                                                       2003      0.820          1.201           13,436
                                                       2002      1.276          0.820           28,961
                                                       2001      1.000          1.276           15,650

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.631          0.614               --
                                                       2008      1.026          0.631           45,995
                                                       2007      0.994          1.026           49,310
                                                       2006      0.877          0.994           69,147
                                                       2005      0.855          0.877           67,852
                                                       2004      0.788          0.855          135,502
                                                       2003      0.627          0.788          143,048
                                                       2002      0.820          0.627           50,016
                                                       2001      1.000          0.820           18,820

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2009      0.946          1.144               --
                                                       2008      1.285          0.946               --
                                                       2007      1.178          1.285               --
                                                       2006      1.111          1.178               --
                                                       2005      1.082          1.111               --
                                                       2004      1.000          1.082               --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.794          0.917           53,593
                                                       2008      1.024          0.794           53,616
                                                       2007      1.026          1.024           55,141
                                                       2006      1.002          1.026           59,269
                                                       2005      0.994          1.002           59,269
                                                       2004      0.999          0.994               --
                                                       2003      1.000          0.999               --

Portfolio Architect XTRA -- Separate Account Charges 1.60% (A)
                               (continued)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.546          1.622               --
                                                       2006      1.330          1.546          389,440
                                                       2005      1.299          1.330          318,767
                                                       2004      1.219          1.299          364,905
                                                       2003      0.891          1.219          390,414
                                                       2002      1.208          0.891          338,073
                                                       2001      1.000          1.208          267,374

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.194          1.244               --
                                                       2006      1.164          1.194               --
                                                       2005      1.124          1.164               --
                                                       2004      1.137          1.124               --
                                                       2003      0.799          1.137               --
                                                       2002      1.000          0.799               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.324          1.371               --
                                                       2006      1.211          1.324               --
                                                       2005      1.120          1.211               --
                                                       2004      1.043          1.120           25,323
                                                       2003      0.757          1.043           25,323
                                                       2002      1.000          0.757               --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.232          1.287               --
                                                       2006      1.114          1.232               --
                                                       2005      1.092          1.114               --
                                                       2004      1.024          1.092               --
                                                       2003      0.799          1.024               --
                                                       2002      1.000          0.799               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.616          1.679               --
                                                       2006      1.400          1.616               --
                                                       2005      1.378          1.400               --
                                                       2004      1.243          1.378               --
                                                       2003      1.000          1.243               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.807          1.991               --
                                                       2006      1.636          1.807           51,049
                                                       2005      1.536          1.636           64,733
                                                       2004      1.258          1.536           50,181
                                                       2003      1.000          1.258           44,319

Portfolio Architect XTRA -- Separate Account Charges 1.60% (A)
                               (continued)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.100          1.135               --
                                                       2005      1.077          1.100               --
                                                       2004      1.000          1.077               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.512          1.457               --
                                                       2007      1.448          1.512           57,490
                                                       2006      1.521          1.448           57,060

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2009      1.033          1.498           34,061
                                                       2008      1.383          1.033           36,518
                                                       2007      1.368          1.383           47,377
                                                       2006      1.298          1.368           49,599

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.002          1.051               --
                                                       2006      0.947          1.002           35,730

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.648          0.760           19,124
                                                       2008      1.050          0.648           18,248
                                                       2007      1.042          1.050           35,490

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.588          0.782           65,940
                                                       2008      1.023          0.588           65,954
                                                       2007      1.220          1.023           68,018
                                                       2006      1.003          1.220          201,566

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.972          1.235               --
                                                       2008      1.321          0.972           25,715
                                                       2007      1.355          1.321            5,535
                                                       2006      1.271          1.355               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06)  *.......................................  2009      0.657          1.005               --
                                                       2008      1.126          0.657               --
                                                       2007      1.154          1.126            1,296
                                                       2006      1.048          1.154               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      0.499          0.704           68,875
                                                       2008      0.872          0.499           74,861
                                                       2007      0.680          0.872          165,196
                                                       2006      0.663          0.680           64,705

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.691          0.930               --
                                                       2008      1.138          0.691               --
                                                       2007      1.284          1.138            1,213

Portfolio Architect XTRA -- Separate Account Charges 1.60% (A)
                               (continued)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.200          1.256               --
                                                       2006      1.135          1.200               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2009      1.112          1.501           11,214
                                                       2008      1.385          1.112           11,723
                                                       2007      1.317          1.385           76,626
                                                       2006      1.257          1.317          129,061

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2009      0.692          0.806           19,119
                                                       2008      1.103          0.692           19,134
                                                       2007      1.078          1.103           22,649
                                                       2006      1.001          1.078           22,662

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.603          0.573               --
                                                       2008      1.069          0.603               --
                                                       2007      0.971          1.069               --
                                                       2006      0.982          0.971               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.860          1.135               --
                                                       2008      1.423          0.860               --
                                                       2007      1.298          1.423               --
                                                       2006      1.307          1.298               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2009      0.947          1.577               --
                                                       2008      2.158          0.947               --
                                                       2007      1.712          2.158           21,552

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.484          2.467               --
                                                       2008      3.240          1.484              688

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.419          1.581          202,920

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      1.080          1.317               --
                                                       2008      1.634          1.080               --
                                                       2007      1.582          1.634               --
                                                       2006      1.471          1.582               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.177          1.299               --
                                                       2006      1.118          1.177               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.341          1.756           30,096
                                                       2008      1.526          1.341           22,770
                                                       2007      1.455          1.526           30,308
                                                       2006      1.404          1.455           54,184

Portfolio Architect XTRA -- Separate Account Charges 1.60% (A)
                               (continued)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2009      0.767          0.957            2,701

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.372          0.547          161,174
                                                       2008      0.697          0.372          130,868
                                                       2007      0.588          0.697          133,836
                                                       2006      0.603          0.588          166,896

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2009      1.262          1.360            5,959
                                                       2008      1.328          1.262            7,324
                                                       2007      1.270          1.328           88,697
                                                       2006      1.222          1.270           20,155

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2009      0.928          1.077               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.589          0.742          122,075

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2009      1.243          1.228           60,167
                                                       2008      1.228          1.243          319,495
                                                       2007      1.188          1.228           90,839
                                                       2006      1.162          1.188           89,985

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2009      0.644          0.836           40,701
                                                       2008      1.043          0.644            2,785

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.469          0.489               --
                                                       2008      0.863          0.469          178,720
                                                       2007      0.844          0.863          187,810
                                                       2006      0.832          0.844          214,405

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.839          1.005           69,742
                                                       2008      1.397          0.839           69,159
                                                       2007      1.364          1.397          126,317
                                                       2006      1.330          1.364          177,571

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.060          1.077               --
                                                       2006      1.002          1.060               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.913          1.083               --
                                                       2008      1.083          0.913               --
                                                       2007      1.043          1.083               --
                                                       2006      1.001          1.043               --

Portfolio Architect XTRA -- Separate Account Charges 1.60% (A)
                               (continued)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.835          1.016               --
                                                       2008      1.082          0.835               --
                                                       2007      1.049          1.082          235,067
                                                       2006      1.002          1.049               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.760          0.947               --
                                                       2008      1.083          0.760               --
                                                       2007      1.054          1.083           67,813
                                                       2006      1.002          1.054           67,850

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.691          0.878               --
                                                       2008      1.083          0.691               --
                                                       2007      1.059          1.083               --
                                                       2006      1.002          1.059               --

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.635          0.781           11,538

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      1.167          1.360          240,392
                                                       2008      1.527          1.167          301,777
                                                       2007      1.489          1.527          346,080
                                                       2006      1.393          1.489          370,563

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      1.120          1.332               --
                                                       2008      1.485          1.120               --
                                                       2007      1.402          1.485           10,677
                                                       2006      1.269          1.402               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06)  *..........................................  2009      0.643          0.885           45,378
                                                       2008      1.099          0.643           35,859
                                                       2007      1.051          1.099           29,177
                                                       2006      0.996          1.051           30,350

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.655          0.922          263,571
                                                       2008      1.148          0.655          268,196
                                                       2007      1.069          1.148          362,118
                                                       2006      0.998          1.069          407,590

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.157          1.201               --
                                                       2006      1.089          1.157               --

Portfolio Architect XTRA -- Separate Account Charges 1.60% (A)
                               (continued)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06)........................  2009      1.087          1.118               (0)
                                                       2008      1.107          1.087           14,966
                                                       2007      1.077          1.107          193,092
                                                       2006      1.040          1.077           28,536

Money Market Portfolio
  Money Market Subaccount (10/97)....................  2006      1.151          1.162               --
                                                       2005      1.137          1.151          263,728
                                                       2004      1.144          1.137          358,163
                                                       2003      1.153          1.144          403,387
                                                       2002      1.156          1.153          489,209
                                                       2001      1.000          1.156          409,277

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.116          1.179               --
                                                       2005      1.072          1.116               --
                                                       2004      1.000          1.072               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.117          1.139               --
                                                       2006      1.127          1.117            9,383
                                                       2005      1.122          1.127          101,465
                                                       2004      1.046          1.122            9,383
                                                       2003      1.000          1.046               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.369          1.415               --
                                                       2008      1.328          1.369          160,922
                                                       2007      1.241          1.328          256,667
                                                       2006      1.214          1.241          284,670
                                                       2005      1.204          1.214          350,967
                                                       2004      1.167          1.204          655,940
                                                       2003      1.129          1.167          668,500
                                                       2002      1.051          1.129          428,795
                                                       2001      1.000          1.051          133,797

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2008      0.961          0.891               --
                                                       2007      0.885          0.961           11,352
                                                       2006      0.810          0.885           11,362
                                                       2005      0.767          0.810           11,374
                                                       2004      0.724          0.767           11,387
                                                       2003      0.558          0.724           34,347
                                                       2002      0.805          0.558           35,744
                                                       2001      1.000          0.805           20,652

Portfolio Architect XTRA -- Separate Account Charges 1.60% (A)
                               (continued)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.393          1.508               --
                                                       2006      1.108          1.393          114,334
                                                       2005      1.003          1.108           13,188
                                                       2004      0.877          1.003           13,200
                                                       2003      0.694          0.877           12,398
                                                       2002      0.856          0.694           12,408
                                                       2001      1.000          0.856           12,419

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.945          2.077               --
                                                       2006      1.685          1.945           92,301
                                                       2005      1.599          1.685          120,081
                                                       2004      1.288          1.599           62,695
                                                       2003      0.874          1.288           65,416
                                                       2002      1.087          0.874           99,145
                                                       2001      1.000          1.087           19,095

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.923          0.982               --
                                                       2005      0.862          0.923               --
                                                       2004      0.823          0.862               --
                                                       2003      0.646          0.823           19,478
                                                       2002      0.863          0.646               --
                                                       2001      1.000          0.863               --

  Travelers Convertible Securities Subaccount
  (5/00).............................................  2006      1.179          1.257               --
                                                       2005      1.194          1.179          133,806
                                                       2004      1.141          1.194          197,549
                                                       2003      0.919          1.141          186,438
                                                       2002      1.003          0.919          123,805
                                                       2001      1.000          1.003           57,457

  Travelers Disciplined Mid Cap Stock Subaccount
  (5/00).............................................  2006      1.393          1.521               --
                                                       2005      1.259          1.393           58,517
                                                       2004      1.098          1.259           58,496
                                                       2003      0.834          1.098           55,894
                                                       2002      0.990          0.834           92,994
                                                       2001      1.000          0.990           30,415

  Travelers Equity Income Subaccount (11/99).........  2006      1.266          1.330               --
                                                       2005      1.231          1.266          206,627
                                                       2004      1.138          1.231          220,797
                                                       2003      0.882          1.138          263,231
                                                       2002      1.041          0.882          179,228
                                                       2001      1.000          1.041          147,790

Portfolio Architect XTRA -- Separate Account Charges 1.60% (A)
                               (continued)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated High Yield Subaccount (5/00)...  2006      1.266          1.298               --
                                                       2005      1.254          1.266          172,196
                                                       2004      1.154          1.254          136,921
                                                       2003      0.958          1.154          148,818
                                                       2002      0.939          0.958           32,221
                                                       2001      1.009          0.939           31,439

  Travelers Federated Stock Subaccount (5/00)........  2006      1.177          1.219               --
                                                       2005      1.136          1.177            1,155
                                                       2004      1.044          1.136            1,159
                                                       2003      0.831          1.044           10,046
                                                       2002      1.047          0.831            9,762
                                                       2001      1.000          1.047            1,279

  Travelers Large Cap Subaccount (11/99).............  2006      0.808          0.832               --
                                                       2005      0.755          0.808          172,921
                                                       2004      0.720          0.755          180,057
                                                       2003      0.587          0.720          179,411
                                                       2002      0.773          0.587          177,655
                                                       2001      1.000          0.773          129,126

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.077          1.145               --
                                                       2005      1.000          1.077               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.031          1.035               --
                                                       2005      1.000          1.031               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.046          1.083               --
                                                       2005      1.000          1.046               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.065          1.111               --
                                                       2005      1.000          1.065               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.037          1.058               --
                                                       2005      1.000          1.037               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      0.891          0.947               --
                                                       2005      0.808          0.891           18,532
                                                       2004      0.709          0.808           19,382
                                                       2003      0.594          0.709           19,501
                                                       2002      0.807          0.594           18,731
                                                       2001      1.000          0.807           60,196

Portfolio Architect XTRA -- Separate Account Charges 1.60% (A)
                               (continued)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      0.569          0.603               --
                                                       2005      0.561          0.569          164,440
                                                       2004      0.500          0.561           43,464
                                                       2003      0.371          0.500           39,281
                                                       2002      0.736          0.371           34,171
                                                       2001      1.000          0.736           29,507

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.350          1.393               --
                                                       2005      1.332          1.350          503,733
                                                       2004      1.214          1.332          536,015
                                                       2003      1.059          1.214          539,413
                                                       2002      1.136          1.059          498,176
                                                       2001      1.000          1.136          418,483

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.174          1.269               --
                                                       2005      1.121          1.174               --
                                                       2004      1.000          1.121               --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      0.912          1.048               --
                                                       2005      0.846          0.912           23,507
                                                       2004      0.743          0.846           23,976
                                                       2003      0.587          0.743           24,841
                                                       2002      0.685          0.587           25,850
                                                       2001      1.000          0.685           25,867

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.386          1.471               --
                                                       2005      1.329          1.386               --
                                                       2004      1.215          1.329               --
                                                       2003      1.000          1.215               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.062          1.118               --
                                                       2005      1.000          1.062               --

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.390          1.404               --
                                                       2005      1.363          1.390           72,521
                                                       2004      1.248          1.363           15,251
                                                       2003      1.061          1.248           25,250
                                                       2002      1.018          1.061           27,197
                                                       2001      1.000          1.018            8,403

  Travelers Quality Bond Subaccount (5/00)...........  2006      1.234          1.222               --
                                                       2005      1.233          1.234           24,490
                                                       2004      1.213          1.233           48,503
                                                       2003      1.152          1.213           69,321
                                                       2002      1.107          1.152           54,866
                                                       2001      1.000          1.107           97,909

Portfolio Architect XTRA -- Separate Account Charges 1.60% (A)
                               (continued)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (11/99)......  2006      0.734          0.766               --
                                                       2005      0.731          0.734           58,711
                                                       2004      0.674          0.731           95,314
                                                       2003      0.517          0.674          219,977
                                                       2002      0.790          0.517          213,950
                                                       2001      1.000          0.790          300,275

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.136          1.307               --
                                                       2005      1.000          1.136               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.271               --
                                                       2005      1.000          1.108               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.079          1.040               --
                                                       2005      1.051          1.079               --
                                                       2004      1.000          1.051               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/01).............................................  2009      0.765          0.742               --
                                                       2008      1.210          0.765            3,893
                                                       2007      1.259          1.210            4,960
                                                       2006      1.102          1.259            6,114
                                                       2005      1.076          1.102            7,430
                                                       2004      0.931          1.076            8,855
                                                       2003      0.723          0.931           27,498
                                                       2002      0.912          0.723           26,178
                                                       2001      1.000          0.912               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2009      0.549          0.563               --
                                                       2008      0.980          0.549               --
                                                       2007      0.886          0.980               --
                                                       2006      0.843          0.886               --
                                                       2005      0.794          0.843               --
                                                       2004      0.777          0.794               --
                                                       2003      0.628          0.777               --
                                                       2002      0.907          0.628               --
                                                       2001      1.000          0.907               --



         PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B)


                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                      YEAR        YEAR        END OF YEAR      END OF YEAR
--------------                                      ----   -------------   -------------   ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I)
  (4/06)..........................................  2007       1.080           1.156                  --
                                                    2006       1.000           1.080             769,166

                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                      YEAR        YEAR        END OF YEAR      END OF YEAR
--------------                                      ----   -------------   -------------   ---------------

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01)..........................................  2006       0.808           0.849                  --
                                                    2005       0.777           0.808           1,363,696
                                                    2004       0.747           0.777           1,425,786
                                                    2003       0.607           0.747           1,524,160
                                                    2002       0.884           0.607           1,540,938
                                                    2001       1.000           0.884             899,934

AllianceBernstein Variable Products Series Fund,
  Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)...............................  2006       0.747           0.730                  --
                                                    2005       0.661           0.747          16,224,219
                                                    2004       0.620           0.661          19,198,634
                                                    2003       0.511           0.620          22,108,910
                                                    2002       0.750           0.511          25,435,702
                                                    2001       0.923           0.750          30,166,696
                                                    2000       1.127           0.923          28,320,874

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class
  2) (11/99)......................................  2009       0.999           1.398          12,011,686
                                                    2008       1.647           0.999          15,443,389
                                                    2007       1.457           1.647          20,719,476
                                                    2006       1.229           1.457          21,324,458
                                                    2005       1.095           1.229          20,626,162
                                                    2004       0.980           1.095          20,808,746
                                                    2003       0.736           0.980          20,537,027
                                                    2002       0.877           0.736          19,364,796
                                                    2001       1.039           0.877          19,129,333
                                                    2000       1.301           1.039          17,297,147

  American Funds Growth Subaccount (Class 2)
  (11/99).........................................  2009       0.821           1.127          25,266,325
                                                    2008       1.489           0.821          28,245,812
                                                    2007       1.347           1.489          33,531,749
                                                    2006       1.242           1.347          37,310,477
                                                    2005       1.086           1.242          39,485,611
                                                    2004       0.981           1.086          40,945,865
                                                    2003       0.728           0.981          41,820,061
                                                    2002       0.980           0.728          39,915,513
                                                    2001       1.217           0.980          39,442,247
                                                    2000       1.183           1.217          28,233,729

                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                      YEAR        YEAR        END OF YEAR      END OF YEAR
--------------                                      ----   -------------   -------------   ---------------

  American Funds Growth-Income Subaccount (Class
  2) (11/99)......................................  2009       0.939           1.213          18,741,597
                                                    2008       1.535           0.939          22,823,743
                                                    2007       1.485           1.535          29,775,419
                                                    2006       1.310           1.485          32,511,078
                                                    2005       1.258           1.310          33,596,778
                                                    2004       1.158           1.258          34,556,332
                                                    2003       0.888           1.158          34,634,208
                                                    2002       1.105           0.888          31,656,769
                                                    2001       1.095           1.105          28,318,388
                                                    2000       1.031           1.095          18,855,682

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)................  2006       0.669           0.662                  --
                                                    2005       0.575           0.669           3,750,757
                                                    2004       0.489           0.575           3,751,850
                                                    2003       0.398           0.489           3,886,916
                                                    2002       0.539           0.398           5,152,513
                                                    2001       0.741           0.539           6,076,940
                                                    2000       1.000           0.741           4,763,562

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/00)..........................................  2007       1.642           1.720                  --
                                                    2006       1.259           1.642             253,126
                                                    2005       1.000           1.259             260,636
                                                    2004       0.813           1.000             284,233
                                                    2003       0.578           0.813             246,034
                                                    2002       0.664           0.578             243,646
                                                    2001       0.747           0.664             241,711
                                                    2000       1.000           0.747              80,044

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00)..........................................  2006       2.320           3.029                  --
                                                    2005       2.200           2.320             809,694
                                                    2004       1.701           2.200             700,397
                                                    2003       1.290           1.701             644,976
                                                    2002       1.254           1.290             644,365
                                                    2001       1.171           1.254             274,038
                                                    2000       1.000           1.171             157,666

                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                      YEAR        YEAR        END OF YEAR      END OF YEAR
--------------                                      ----   -------------   -------------   ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/00)..................................  2008       1.092           1.045                  --
                                                    2007       1.036           1.092             489,315
                                                    2006       0.904           1.036             514,976
                                                    2005       0.880           0.904             932,713
                                                    2004       0.851           0.880           1,130,487
                                                    2003       0.713           0.851           1,242,184
                                                    2002       0.870           0.713             837,912
                                                    2001       0.975           0.870             533,035
                                                    2000       1.000           0.975             174,282

  Dreyfus VIF Developing Leaders Subaccount
  (Initial Shares) (5/00).........................  2008       1.001           0.945                  --
                                                    2007       1.144           1.001             946,580
                                                    2006       1.120           1.144           1,226,738
                                                    2005       1.076           1.120           1,556,185
                                                    2004       0.982           1.076           1,801,897
                                                    2003       0.758           0.982           2,061,975
                                                    2002       0.952           0.758           1,853,833
                                                    2001       1.030           0.952           1,599,990
                                                    2000       1.000           1.030             730,351

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03).............................  2006       1.309           1.424                  --
                                                    2005       1.207           1.309             242,084
                                                    2004       1.074           1.207              72,262
                                                    2003       1.000           1.074                  --

  FAMVS Mercury Value Opportunities V.I.
  Subaccount (Class III) (11/03)..................  2006       1.306           1.456                  --
                                                    2005       1.205           1.306             154,639
                                                    2004       1.067           1.205              57,458
                                                    2003       1.000           1.067              15,770

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (5/00).................................  2009       0.827           1.103           1,754,258
                                                    2008       1.467           0.827           2,159,991
                                                    2007       1.271           1.467           2,412,345
                                                    2006       1.159           1.271           2,435,238
                                                    2005       1.009           1.159           2,475,024
                                                    2004       0.891           1.009           2,191,949
                                                    2003       0.706           0.891           2,074,273
                                                    2002       0.793           0.706           2,067,416
                                                    2001       0.921           0.793           1,504,192
                                                    2000       1.000           0.921             453,646

                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                      YEAR        YEAR        END OF YEAR      END OF YEAR
--------------                                      ----   -------------   -------------   ---------------

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (5/01).............  2009       0.757           1.012             124,523
                                                    2008       1.312           0.757             135,979
                                                    2007       1.249           1.312             150,320
                                                    2006       1.115           1.249             180,928
                                                    2005       0.939           1.115             195,135
                                                    2004       0.942           0.939             200,346
                                                    2003       0.766           0.942             204,549
                                                    2002       0.842           0.766              78,653
                                                    2001       1.000           0.842              45,745

  Fidelity VIP Mid Cap Subaccount (Service Class
  2) (5/01).......................................  2009       1.315           1.809           1,883,633
                                                    2008       2.213           1.315           2,043,755
                                                    2007       1.950           2.213           2,637,765
                                                    2006       1.763           1.950           2,908,493
                                                    2005       1.518           1.763           3,011,375
                                                    2004       1.237           1.518           2,619,238
                                                    2003       0.909           1.237           2,151,162
                                                    2002       1.027           0.909           1,404,560
                                                    2001       1.000           1.027             224,756

Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Mutual Shares Securities Subaccount
  (Class 2) (5/02)................................  2006       1.253           1.460                  --
                                                    2005       1.152           1.253           2,456,692
                                                    2004       1.039           1.152           2,327,801
                                                    2003       0.844           1.039           1,747,514
                                                    2002       1.000           0.844             564,688

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03).....................  2008       3.556           3.235                  --
                                                    2007       2.806           3.556           1,211,669
                                                    2006       2.226           2.806           1,491,865
                                                    2005       1.775           2.226             891,920
                                                    2004       1.446           1.775             506,384
                                                    2003       1.000           1.446             190,758

                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                      YEAR        YEAR        END OF YEAR      END OF YEAR
--------------                                      ----   -------------   -------------   ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)...............................  2009       0.926           1.248           4,395,974
                                                    2008       1.577           0.926           5,647,036
                                                    2007       1.388           1.577           7,216,761
                                                    2006       1.162           1.388           7,720,877
                                                    2005       1.071           1.162           7,177,426
                                                    2004       0.918           1.071           6,844,797
                                                    2003       0.706           0.918           6,701,112
                                                    2002       0.881           0.706           6,655,305
                                                    2001       1.065           0.881           6,517,421
                                                    2000       1.109           1.065           4,623,399

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)................................  2006       1.258           1.508                  --
                                                    2005       1.174           1.258           1,198,837
                                                    2004       1.028           1.174             297,990
                                                    2003       0.791           1.028             228,198
                                                    2002       1.000           0.791              31,749

High Yield Bond Trust
  High Yield Bond Trust (5/04)....................  2006       1.065           1.089                  --
                                                    2005       1.068           1.065             206,047
                                                    2004       1.000           1.068              87,908

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00)..........................................  2006       1.054           1.089                  --
                                                    2005       0.995           1.054           1,852,671
                                                    2004       0.934           0.995           1,902,945
                                                    2003       0.834           0.934           2,003,297
                                                    2002       0.908           0.834           1,890,998
                                                    2001       0.971           0.908           1,620,397
                                                    2000       1.000           0.971             587,392

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00).........................  2009       0.869           1.075             371,308
                                                    2008       1.245           0.869             598,223
                                                    2007       1.039           1.245             631,538
                                                    2006       0.993           1.039             705,421
                                                    2005       0.898           0.993             785,715
                                                    2004       0.799           0.898             973,514
                                                    2003       0.643           0.799           1,047,441
                                                    2002       0.928           0.643           1,174,190
                                                    2001       1.133           0.928           1,116,589
                                                    2000       1.000           1.133             825,538

                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                      YEAR        YEAR        END OF YEAR      END OF YEAR
--------------                                      ----   -------------   -------------   ---------------

  Janus Aspen Global Technology Subaccount
  (Service Shares) (5/00).........................  2009       0.264           0.408             765,922
                                                    2008       0.479           0.264           1,108,613
                                                    2007       0.400           0.479             932,088
                                                    2006       0.377           0.400           1,054,850
                                                    2005       0.343           0.377           1,230,804
                                                    2004       0.347           0.343           1,343,806
                                                    2003       0.240           0.347           1,499,219
                                                    2002       0.414           0.240           1,483,740
                                                    2001       0.671           0.414           1,395,893
                                                    2000       1.000           0.671             949,697

  Janus Aspen Worldwide Subaccount (Service
  Shares) (5/00)..................................  2008       0.721           0.679                  --
                                                    2007       0.670           0.721           1,112,078
                                                    2006       0.577           0.670           1,395,786
                                                    2005       0.556           0.577           1,707,096
                                                    2004       0.540           0.556           2,067,468
                                                    2003       0.444           0.540           2,172,025
                                                    2002       0.607           0.444           2,131,178
                                                    2001       0.797           0.607           3,102,537
                                                    2000       1.000           0.797           2,920,931

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)...  2006       1.544           1.733                  --
                                                    2005       1.508           1.544             675,530
                                                    2004       1.334           1.508             415,165
                                                    2003       1.000           1.334             197,364

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07).....................  2009       0.851           1.127          12,928,013
                                                    2008       1.451           0.851          15,465,605
                                                    2007       1.504           1.451          18,240,506

  LMPVET ClearBridge Variable Appreciation
  Subaccount (Class I) (4/07).....................  2009       0.886           1.065           6,110,979
                                                    2008       1.274           0.886           6,552,136
                                                    2007       1.231           1.274           7,730,573

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (4/00).....................  2009       0.961           1.224          12,638,705
                                                    2008       1.540           0.961          14,594,606
                                                    2007       1.608           1.540          17,163,265

                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                      YEAR        YEAR        END OF YEAR      END OF YEAR
--------------                                      ----   -------------   -------------   ---------------

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)...............................  2009       0.918           1.125           5,641,069
                                                    2008       1.449           0.918           6,999,706
                                                    2007       1.418           1.449           9,586,806
                                                    2006       1.218           1.418           4,193,079
                                                    2005       1.162           1.218           4,911,025
                                                    2004       1.069           1.162           5,807,935
                                                    2003       0.821           1.069           6,195,251
                                                    2002       1.084           0.821           6,478,289
                                                    2001       1.150           1.084           5,192,682

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07).....................  2009       0.622           0.871           9,526,956
                                                    2008       1.008           0.622          11,204,523
                                                    2007       1.006           1.008          13,752,289

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99)....................  2009       0.982           1.380           1,922,697
                                                    2008       1.683           0.982           2,199,826
                                                    2007       1.555           1.683           2,592,542
                                                    2006       1.401           1.555           2,494,567
                                                    2005       1.357           1.401           2,895,037
                                                    2004       1.198           1.357           3,104,319
                                                    2003       0.817           1.198           3,189,096
                                                    2002       1.272           0.817           3,336,814
                                                    2001       1.394           1.272           2,538,601

  LMPVET Equity Index Subaccount (Class II)
  (11/99).........................................  2009       0.629           0.613                  --
                                                    2008       1.023           0.629           6,436,732
                                                    2007       0.991           1.023           7,045,973
                                                    2006       0.875           0.991           7,640,403
                                                    2005       0.853           0.875           8,773,519
                                                    2004       0.786           0.853          10,529,484
                                                    2003       0.625           0.786          11,789,305
                                                    2002       0.818           0.625          11,524,158
                                                    2001       0.949           0.818           9,396,622
                                                    2001       0.949           0.949                  --
                                                    2000       1.063           0.949           4,565,965

  LMPVET Investment Counsel Variable Social
  Awareness Subaccount (5/04).....................  2009       0.946           1.144              44,131
                                                    2008       1.285           0.946              42,004
                                                    2007       1.178           1.285                  --
                                                    2006       1.111           1.178                  --
                                                    2005       1.082           1.111                  --
                                                    2004       1.000           1.082                  --

                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                      YEAR        YEAR        END OF YEAR      END OF YEAR
--------------                                      ----   -------------   -------------   ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)........................  2009       0.794           0.917             332,000
                                                    2008       1.024           0.794             418,844
                                                    2007       1.026           1.024             561,156
                                                    2006       1.002           1.026             604,988
                                                    2005       0.994           1.002             766,086
                                                    2004       0.999           0.994             318,478
                                                    2003       1.000           0.999                  --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99).....  2007       1.542           1.618                  --
                                                    2006       1.327           1.542           8,448,930
                                                    2005       1.296           1.327           9,928,000
                                                    2004       1.215           1.296          11,762,688
                                                    2003       0.888           1.215          12,995,834
                                                    2002       1.204           0.888          13,865,407
                                                    2001       1.201           1.204           9,900,594

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02)..........................................  2007       1.194           1.244                  --
                                                    2006       1.164           1.194             465,333
                                                    2005       1.124           1.164             769,670
                                                    2004       1.137           1.124             663,780
                                                    2003       0.799           1.137             730,574
                                                    2002       1.000           0.799              35,399

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02)..........................................  2007       1.324           1.371                  --
                                                    2006       1.211           1.324             180,884
                                                    2005       1.120           1.211             371,395
                                                    2004       1.043           1.120             253,021
                                                    2003       0.757           1.043             199,738
                                                    2002       1.000           0.757              15,996

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02)..........................................  2007       1.232           1.287                  --
                                                    2006       1.114           1.232             173,790
                                                    2005       1.092           1.114             189,728
                                                    2004       1.024           1.092             330,109
                                                    2003       0.799           1.024             293,763
                                                    2002       1.000           0.799              11,208

                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                      YEAR        YEAR        END OF YEAR      END OF YEAR
--------------                                      ----   -------------   -------------   ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class
  VC) (5/03)......................................  2007       1.616           1.679                  --
                                                    2006       1.400           1.616           1,466,637
                                                    2005       1.378           1.400           1,341,766
                                                    2004       1.243           1.378           1,144,322
                                                    2003       1.000           1.243             453,221

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)..........................................  2007       1.807           1.991                  --
                                                    2006       1.636           1.807           1,555,919
                                                    2005       1.536           1.636           1,683,507
                                                    2004       1.258           1.536           1,188,936
                                                    2003       1.000           1.258             533,938

Managed Assets Trust
  Managed Assets Trust (5/04).....................  2006       1.100           1.135                  --
                                                    2005       1.077           1.100              36,890
                                                    2004       1.000           1.077              44,753

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount
  (Class A) (4/06)................................  2008       1.509           1.454                  --
                                                    2007       1.446           1.509             645,767
                                                    2006       1.518           1.446             678,788

  MIST BlackRock Large Cap Core Subaccount (Class
  A) (4/06).......................................  2007       1.000           1.048                  --
                                                    2006       0.944           1.000           4,352,178

  MIST BlackRock Large Cap Core Subaccount (Class
  E) (4/07).......................................  2009       0.646           0.758           2,805,731
                                                    2008       1.047           0.646           3,192,195
                                                    2007       1.039           1.047           3,636,732

  MIST Clarion Global Real Estate Subaccount
  (Class A) (4/06)................................  2009       0.588           0.782           1,493,074
                                                    2008       1.023           0.588           1,829,421
                                                    2007       1.220           1.023           2,017,161
                                                    2006       1.003           1.220           2,406,783

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06)..........................................  2009       0.972           1.235             403,250
                                                    2008       1.321           0.972             366,478
                                                    2007       1.355           1.321             270,232
                                                    2006       1.271           1.355             167,145

                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                      YEAR        YEAR        END OF YEAR      END OF YEAR
--------------                                      ----   -------------   -------------   ---------------

  MIST Harris Oakmark International Subaccount
  (Class A) (4/06) *..............................  2009       0.656           1.004           1,934,157
                                                    2008       1.124           0.656           1,836,197
                                                    2007       1.152           1.124           2,095,796
                                                    2006       1.046           1.152           1,906,863

  MIST Janus Forty Subaccount (Class A) (4/06)....  2009       0.498           0.702           3,185,947
                                                    2008       0.871           0.498           3,388,052
                                                    2007       0.678           0.871           3,269,960
                                                    2006       0.662           0.678           3,204,891

  MIST Lazard Mid Cap Subaccount (Class B)
  (4/07)..........................................  2009       0.691           0.930              95,439
                                                    2008       1.138           0.691              86,203
                                                    2007       1.284           1.138              62,624

  MIST Legg Mason Partners Managed Assets
  Subaccount (Class A) (4/06).....................  2009       0.924           0.914                  --
                                                    2008       1.256           0.924              64,192
                                                    2007       1.200           1.256              69,711
                                                    2006       1.135           1.200              73,739

  MIST Lord Abbett Bond Debenture Subaccount
  (Class A) (4/06)................................  2009       1.110           1.498             862,525
                                                    2008       1.382           1.110           1,106,142
                                                    2007       1.315           1.382           1,128,256
                                                    2006       1.255           1.315           1,110,003

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *..............................  2009       0.692           0.806             862,095
                                                    2008       1.103           0.692           1,093,023
                                                    2007       1.078           1.103           1,422,087
                                                    2006       1.001           1.078           1,233,033

  MIST Lord Abbett Mid Cap Value Subaccount (Class
  B) (5/06) *.....................................  2009       0.639           0.796           1,560,801
                                                    2008       1.061           0.639           2,274,707
                                                    2007       1.072           1.061           2,834,109
                                                    2006       1.015           1.072             265,388

  MIST Met/AIM Capital Appreciation Subaccount
  (Class A) (4/06)................................  2009       0.603           0.573                  --
                                                    2008       1.069           0.603             907,928
                                                    2007       0.971           1.069           1,055,371
                                                    2006       0.982           0.971           1,025,644

                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                      YEAR        YEAR        END OF YEAR      END OF YEAR
--------------                                      ----   -------------   -------------   ---------------

  MIST Met/AIM Small Cap Growth Subaccount (Class
  A) (4/06).......................................  2009       0.860           1.135              78,635
                                                    2008       1.423           0.860              91,190
                                                    2007       1.298           1.423             119,442
                                                    2006       1.307           1.298              79,003

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)................................  2009       0.946           1.574             356,189
                                                    2008       2.154           0.946             202,562
                                                    2007       1.709           2.154             209,829

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)................................  2009       1.484           2.467             954,611
                                                    2008       3.240           1.484           1,110,838

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *..............................  2009       0.893           1.157           1,070,946
                                                    2008       1.575           0.893           1,290,985
                                                    2007       1.500           1.575           1,426,865

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *..............................  2009       1.113           1.297           2,252,453
                                                    2008       1.211           1.113           2,367,703
                                                    2007       1.144           1.211           1,569,337

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09)..........................................  2009       1.419           1.581          15,402,642

  MIST Pioneer Fund Subaccount (Class A) (4/06)...  2009       1.080           1.317           1,161,904
                                                    2008       1.634           1.080             113,308
                                                    2007       1.582           1.634             168,994
                                                    2006       1.471           1.582             138,450

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)..........................................  2007       1.177           1.299                  --
                                                    2006       1.118           1.177              40,153

  MIST Pioneer Strategic Income Subaccount (Class
  A) (4/06).......................................  2009       1.338           1.753           1,657,695
                                                    2008       1.524           1.338           1,426,678
                                                    2007       1.452           1.524           1,541,958
                                                    2006       1.402           1.452           1,525,686

  MIST Third Avenue Small Cap Value Subaccount
  (Class B) (4/06) *..............................  2009       0.678           0.844           3,506,042
                                                    2008       0.982           0.678           4,470,639
                                                    2007       1.029           0.982           5,323,965
                                                    2006       1.003           1.029           1,483,444

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09)..........................................  2009       0.767           0.957             749,429

                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                      YEAR        YEAR        END OF YEAR      END OF YEAR
--------------                                      ----   -------------   -------------   ---------------

  MIST Van Kampen Mid Cap Growth Subaccount (Class
  B) (4/08) *.....................................  2009       0.493           0.763             235,892
                                                    2008       0.889           0.493             202,538

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount
  (Class D) (4/06)................................  2009       0.372           0.546           4,750,320
                                                    2008       0.696           0.372           5,856,671
                                                    2007       0.587           0.696           6,787,109
                                                    2006       0.601           0.587           7,572,009

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06)..........................................  2009       1.260           1.357           1,064,261
                                                    2008       1.326           1.260           1,344,394
                                                    2007       1.267           1.326           1,604,045
                                                    2006       1.220           1.267           1,759,523

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09)..........................................  2009       0.928           1.077               8,371

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)................................  2009       0.501           0.631          10,463,500

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06)..........................................  2009       1.234           1.220          14,178,869
                                                    2008       1.220           1.234          13,014,582
                                                    2007       1.180           1.220          14,660,298
                                                    2006       1.154           1.180           6,642,822

  MSF Capital Guardian U.S. Equity Subaccount
  (Class A) (4/07) *..............................  2009       0.431           0.426                  --
                                                    2008       0.733           0.431           2,992,918
                                                    2007       0.774           0.733           3,506,992

  MSF Davis Venture Value Subaccount (Class A)
  (4/08)..........................................  2009       0.643           0.835             304,053
                                                    2008       1.041           0.643             398,932

  MSF FI Large Cap Subaccount (Class A) (4/06)....  2009       0.467           0.488                  --
                                                    2008       0.861           0.467          11,445,854
                                                    2007       0.841           0.861          12,975,026
                                                    2006       0.830           0.841          14,874,357

  MSF FI Value Leaders Subaccount (Class D)
  (4/06)..........................................  2009       0.836           1.002           4,103,729
                                                    2008       1.394           0.836           4,894,415
                                                    2007       1.361           1.394           5,912,777
                                                    2006       1.326           1.361           6,819,859

  MSF MetLife Aggressive Allocation Subaccount
  (Class B) (4/06)................................  2009       0.631           0.817             526,380
                                                    2008       1.077           0.631             214,053
                                                    2007       1.060           1.077             719,236
                                                    2006       1.002           1.060             486,418

                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                      YEAR        YEAR        END OF YEAR      END OF YEAR
--------------                                      ----   -------------   -------------   ---------------

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)................................  2009       0.913           1.083           2,076,436
                                                    2008       1.083           0.913           1,792,446
                                                    2007       1.043           1.083           1,310,807
                                                    2006       1.001           1.043           1,112,268

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06).....................  2009       0.835           1.016           1,676,270
                                                    2008       1.082           0.835             793,136
                                                    2007       1.049           1.082             817,000
                                                    2006       1.002           1.049             707,013

  MSF MetLife Moderate Allocation Subaccount
  (Class B) (4/06)................................  2009       0.760           0.947           1,316,943
                                                    2008       1.083           0.760           2,503,151
                                                    2007       1.054           1.083           1,725,021
                                                    2006       1.002           1.054           1,504,284

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06).....................  2009       0.691           0.878             518,200
                                                    2008       1.083           0.691           1,285,755
                                                    2007       1.059           1.083           1,392,440
                                                    2006       1.002           1.059           1,143,707

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09)..........................................  2009       0.634           0.779           5,612,153

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06)..........................................  2009       1.164           1.356          12,123,071
                                                    2008       1.522           1.164          15,181,646
                                                    2007       1.485           1.522          18,286,448
                                                    2006       1.389           1.485          19,951,864

  MSF MFS(R) Value Subaccount (Class A) (4/06)....  2009       0.986           1.172             814,829
                                                    2008       1.485           0.986           1,165,119
                                                    2007       1.402           1.485           1,736,513
                                                    2006       1.269           1.402           1,480,884

  MSF Oppenheimer Global Equity Subaccount (Class
  B) (4/06) *.....................................  2009       0.643           0.885           2,021,514
                                                    2008       1.099           0.643           2,368,087
                                                    2007       1.051           1.099           2,003,230
                                                    2006       0.996           1.051           2,023,762

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)................................  2009       0.655           0.922           6,382,276
                                                    2008       1.148           0.655           7,419,349
                                                    2007       1.069           1.148           9,165,172
                                                    2006       0.998           1.069          10,579,672

                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                      YEAR        YEAR        END OF YEAR      END OF YEAR
--------------                                      ----   -------------   -------------   ---------------

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *..............................  2009       0.623           0.849             734,968
                                                    2008       0.947           0.623             868,340

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06).....................  2007       1.157           1.201                  --
                                                    2006       1.089           1.157              40,015

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *...................  2009       1.087           1.118             144,384
                                                    2008       1.107           1.087             191,075
                                                    2007       1.077           1.107              14,135
                                                    2006       1.040           1.077              14,817

Money Market Portfolio
  Money Market Subaccount (10/97).................  2006       1.144           1.154                  --
                                                    2005       1.129           1.144           4,038,812
                                                    2004       1.136           1.129           4,571,379
                                                    2003       1.145           1.136           5,811,461
                                                    2002       1.148           1.145           9,303,942
                                                    2001       1.124           1.148           8,376,944
                                                    2000       1.076           1.124           2,772,218
                                                    2000       1.076           1.076                  --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04)..................................  2006       1.116           1.179                  --
                                                    2005       1.072           1.116                  --
                                                    2004       1.000           1.072                  --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)...................................  2007       1.117           1.139                  --
                                                    2006       1.127           1.117           1,646,826
                                                    2005       1.122           1.127           1,943,173
                                                    2004       1.046           1.122           1,417,042
                                                    2003       1.000           1.046             539,389

  PIMCO VIT Total Return Subaccount
  (Administrative Class) (5/01)...................  2009       1.369           1.415                  --
                                                    2008       1.328           1.369          20,481,793
                                                    2007       1.241           1.328          16,202,664
                                                    2006       1.214           1.241          17,462,919
                                                    2005       1.204           1.214          18,837,391
                                                    2004       1.167           1.204          19,735,931
                                                    2003       1.129           1.167          22,218,256
                                                    2002       1.051           1.129          22,679,787
                                                    2001       1.000           1.051           5,427,757

                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                      YEAR        YEAR        END OF YEAR      END OF YEAR
--------------                                      ----   -------------   -------------   ---------------

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01)..........................................  2008       0.961           0.891                  --
                                                    2007       0.885           0.961             431,802
                                                    2006       0.810           0.885             292,187
                                                    2005       0.767           0.810             255,047
                                                    2004       0.724           0.767             261,849
                                                    2003       0.558           0.724             255,936
                                                    2002       0.805           0.558             258,391
                                                    2001       1.000           0.805             145,512

  Putnam VT International Equity Subaccount (Class
  IB) (5/01)......................................  2007       1.393           1.508                  --
                                                    2006       1.108           1.393           1,534,820
                                                    2005       1.003           1.108           1,309,765
                                                    2004       0.877           1.003           1,590,567
                                                    2003       0.694           0.877           1,666,960
                                                    2002       0.856           0.694           2,088,312
                                                    2001       1.000           0.856             917,740

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01)..........................................  2007       1.945           2.077                  --
                                                    2006       1.685           1.945           2,646,206
                                                    2005       1.599           1.685           3,119,134
                                                    2004       1.288           1.599           3,056,853
                                                    2003       0.874           1.288           3,025,467
                                                    2002       1.087           0.874           2,888,368
                                                    2001       1.000           1.087           1,058,931

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01)..........................................  2006       0.923           0.982                  --
                                                    2005       0.862           0.923           1,216,377
                                                    2004       0.823           0.862           1,354,934
                                                    2003       0.646           0.823           1,421,397
                                                    2002       0.863           0.646           1,169,522
                                                    2001       1.000           0.863             482,649

  Travelers Convertible Securities Subaccount
  (5/00)..........................................  2006       1.177           1.255                  --
                                                    2005       1.192           1.177           1,466,983
                                                    2004       1.139           1.192           1,586,068
                                                    2003       0.917           1.139           1,749,547
                                                    2002       1.002           0.917           1,220,392
                                                    2001       1.026           1.002             907,295
                                                    2000       1.000           1.026             202,003

                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                      YEAR        YEAR        END OF YEAR      END OF YEAR
--------------                                      ----   -------------   -------------   ---------------

  Travelers Disciplined Mid Cap Stock Subaccount
  (5/00)..........................................  2006       1.390           1.518                  --
                                                    2005       1.256           1.390             883,323
                                                    2004       1.096           1.256             976,324
                                                    2003       0.833           1.096             927,820
                                                    2002       0.988           0.833             879,671
                                                    2001       1.046           0.988             740,540
                                                    2000       1.000           1.046             115,999

  Travelers Equity Income Subaccount (11/99)......  2006       1.262           1.326                  --
                                                    2005       1.228           1.262           8,206,758
                                                    2004       1.135           1.228           8,538,103
                                                    2003       0.879           1.135           8,549,407
                                                    2002       1.038           0.879           7,726,183
                                                    2001       1.130           1.038           6,933,463
                                                    2000       1.052           1.130           3,667,568

  Travelers Federated High Yield Subaccount
  (5/00)..........................................  2006       1.263           1.295                  --
                                                    2005       1.252           1.263           1,000,898
                                                    2004       1.152           1.252           1,264,615
                                                    2003       0.956           1.152           1,594,993
                                                    2002       0.937           0.956           1,434,495
                                                    2001       0.934           0.937             779,024
                                                    2000       1.000           0.934             138,160

  Travelers Federated Stock Subaccount (5/00).....  2006       1.175           1.217                  --
                                                    2005       1.134           1.175             457,087
                                                    2004       1.042           1.134             533,921
                                                    2003       0.830           1.042             520,861
                                                    2002       1.045           0.830             326,234
                                                    2001       1.045           1.045             227,017
                                                    2000       1.000           1.045              64,079

  Travelers Large Cap Subaccount (11/99)..........  2006       0.805           0.830                  --
                                                    2005       0.753           0.805           5,864,952
                                                    2004       0.718           0.753           6,526,581
                                                    2003       0.585           0.718           7,014,394
                                                    2002       0.771           0.585           6,135,487
                                                    2001       0.947           0.771           6,491,829
                                                    2000       1.125           0.947           4,881,241
                                                    2000       1.125           1.125                  --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)...............................  2006       1.077           1.145                  --
                                                    2005       1.000           1.077                  --

                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                      YEAR        YEAR        END OF YEAR      END OF YEAR
--------------                                      ----   -------------   -------------   ---------------

  Travelers Managed Allocation Series:
  Conservative Subaccount (5/05)..................  2006       1.031           1.035                  --
                                                    2005       1.000           1.031             502,841

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)...............................  2006       1.046           1.083                  --
                                                    2005       1.000           1.046             436,664

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05)....................  2006       1.065           1.111                  --
                                                    2005       1.000           1.065             293,220

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05)..................  2006       1.037           1.058                  --
                                                    2005       1.000           1.037             642,758

  Travelers Mercury Large Cap Core Subaccount
  (11/99).........................................  2006       0.889           0.944                  --
                                                    2005       0.806           0.889           4,577,364
                                                    2004       0.707           0.806           5,097,668
                                                    2003       0.593           0.707           5,642,385
                                                    2002       0.805           0.593           6,272,169
                                                    2001       1.055           0.805           6,713,445
                                                    2000       1.135           1.055           5,305,963

  Travelers MFS(R) Mid Cap Growth Subaccount
  (5/00)..........................................  2006       0.568           0.601                  --
                                                    2005       0.560           0.568          10,189,569
                                                    2004       0.499           0.560           3,126,721
                                                    2003       0.370           0.499           3,286,141
                                                    2002       0.735           0.370           2,790,102
                                                    2001       0.978           0.735           1,989,990
                                                    2000       1.000           0.978             806,876

  Travelers MFS(R) Total Return Subaccount
  (11/99).........................................  2006       1.346           1.389                  --
                                                    2005       1.328           1.346          21,108,886
                                                    2004       1.211           1.328          23,128,378
                                                    2003       1.056           1.211          24,030,838
                                                    2002       1.132           1.056          21,772,836
                                                    2001       1.151           1.132          17,453,444
                                                    2000       1.002           1.151           6,817,791

  Travelers MFS(R) Value Subaccount (5/04)........  2006       1.174           1.269                  --
                                                    2005       1.121           1.174             514,207
                                                    2004       1.000           1.121             194,637

                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                      YEAR        YEAR        END OF YEAR      END OF YEAR
--------------                                      ----   -------------   -------------   ---------------

  Travelers Mondrian International Stock
  Subaccount (5/00)...............................  2006       0.910           1.046                  --
                                                    2005       0.845           0.910           1,873,717
                                                    2004       0.742           0.845           2,029,133
                                                    2003       0.586           0.742           1,117,079
                                                    2002       0.684           0.586             525,526
                                                    2001       0.942           0.684             575,353
                                                    2000       1.000           0.942             155,822

  Travelers Pioneer Fund Subaccount (5/03)........  2006       1.386           1.471                  --
                                                    2005       1.329           1.386              69,580
                                                    2004       1.215           1.329              67,915
                                                    2003       1.000           1.215              39,407

  Travelers Pioneer Mid Cap Value Subaccount
  (5/05)..........................................  2006       1.062           1.118                  --
                                                    2005       1.000           1.062              24,552

  Travelers Pioneer Strategic Income Subaccount
  (5/00)..........................................  2006       1.388           1.402                  --
                                                    2005       1.360           1.388           1,402,932
                                                    2004       1.246           1.360             403,744
                                                    2003       1.059           1.246             225,119
                                                    2002       1.016           1.059             229,370
                                                    2001       0.991           1.016             377,966
                                                    2000       1.000           0.991              75,942

  Travelers Quality Bond Subaccount (5/00)........  2006       1.231           1.220                  --
                                                    2005       1.231           1.231           2,135,778
                                                    2004       1.211           1.231           2,200,876
                                                    2003       1.150           1.211           3,057,266
                                                    2002       1.105           1.150           3,337,451
                                                    2001       1.048           1.105           2,651,674
                                                    2000       1.000           1.048           1,180,840

  Travelers Strategic Equity Subaccount (11/99)...  2006       0.732           0.764                  --
                                                    2005       0.729           0.732          12,753,021
                                                    2004       0.672           0.729          14,481,859
                                                    2003       0.515           0.672          15,835,354
                                                    2002       0.788           0.515          15,727,503
                                                    2001       0.925           0.788          19,388,725
                                                    2000       1.144           0.925          15,253,686

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)...............................  2006       1.136           1.307                  --
                                                    2005       1.000           1.136                  --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)...............................  2006       1.108           1.271                  --
                                                    2005       1.000           1.108                  --

                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                      YEAR        YEAR        END OF YEAR      END OF YEAR
--------------                                      ----   -------------   -------------   ---------------

  Travelers U.S. Government Securities Subaccount
  (5/04)..........................................  2006       1.079           1.040                  --
                                                    2005       1.051           1.079              87,603
                                                    2004       1.000           1.051              22,342

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/01)..........................................  2009       0.765           0.742                  --
                                                    2008       1.210           0.765             822,646
                                                    2007       1.259           1.210             889,856
                                                    2006       1.102           1.259           1,079,018
                                                    2005       1.076           1.102           1,204,440
                                                    2004       0.931           1.076             981,460
                                                    2003       0.723           0.931             807,047
                                                    2002       0.912           0.723             987,044
                                                    2001       1.000           0.912             311,705

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01)..........................................  2009       0.549           0.563                  --
                                                    2008       0.980           0.549              46,936
                                                    2007       0.886           0.980              79,270
                                                    2006       0.843           0.886              60,356
                                                    2005       0.794           0.843              56,833
                                                    2004       0.777           0.794              78,549
                                                    2003       0.628           0.777              93,733
                                                    2002       0.907           0.628             145,760
                                                    2001       1.000           0.907               7,757




           PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.65%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                               BEGINNING    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR     OF YEAR      END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.080          1.156                --
                                                       2006      1.000          1.080                --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.204          1.265                --
                                                       2005      1.159          1.204                --
                                                       2004      1.114          1.159                --
                                                       2003      1.000          1.114                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.318          1.288                --
                                                       2005      1.167          1.318           140,844
                                                       2004      1.095          1.167           127,017
                                                       2003      1.000          1.095                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                               BEGINNING    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR     OF YEAR      END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.208          1.691         1,409,950
                                                       2008      1.994          1.208         1,248,749
                                                       2007      1.765          1.994         1,703,408
                                                       2006      1.490          1.765         1,377,710
                                                       2005      1.328          1.490         1,269,425
                                                       2004      1.189          1.328           495,221
                                                       2003      1.000          1.189            87,416

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.961          1.318         3,819,658
                                                       2008      1.744          0.961         4,060,006
                                                       2007      1.578          1.744         4,041,394
                                                       2006      1.456          1.578         4,108,110
                                                       2005      1.274          1.456         3,641,370
                                                       2004      1.151          1.274         1,520,042
                                                       2003      1.000          1.151           272,019

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      0.929          1.199         2,668,778
                                                       2008      1.520          0.929         2,751,588
                                                       2007      1.471          1.520         3,597,597
                                                       2006      1.298          1.471         3,758,451
                                                       2005      1.247          1.298         3,880,808
                                                       2004      1.149          1.247         1,935,896
                                                       2003      1.000          1.149           139,194

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.567          1.551                --
                                                       2005      1.348          1.567            25,906
                                                       2004      1.147          1.348                --
                                                       2003      1.000          1.147                --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/00).............................................  2007      2.470          2.588                --
                                                       2006      1.895          2.470                --
                                                       2005      1.506          1.895                --
                                                       2004      1.225          1.506                --
                                                       2003      1.000          1.225                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      1.560          2.035                --
                                                       2005      1.480          1.560            90,922
                                                       2004      1.145          1.480                --
                                                       2003      1.000          1.145                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                               BEGINNING    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR     OF YEAR      END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/00).....................................  2008      1.427          1.365                --
                                                       2007      1.354          1.427                --
                                                       2006      1.182          1.354                --
                                                       2005      1.151          1.182                --
                                                       2004      1.114          1.151                --
                                                       2003      1.000          1.114                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/00).....................................  2008      1.171          1.105                --
                                                       2007      1.338          1.171                --
                                                       2006      1.311          1.338                --
                                                       2005      1.260          1.311                --
                                                       2004      1.150          1.260                --
                                                       2003      1.000          1.150                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.308          1.422                --
                                                       2005      1.207          1.308                --
                                                       2004      1.074          1.207                --
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.305          1.454                --
                                                       2005      1.205          1.305           127,439
                                                       2004      1.067          1.205                --
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (5/00)....................................  2009      1.059          1.411                --
                                                       2008      1.878          1.059                --
                                                       2007      1.628          1.878                --
                                                       2006      1.485          1.628                --
                                                       2005      1.294          1.485                --
                                                       2004      1.143          1.294                --
                                                       2003      1.000          1.143                --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (5/01)................  2009      0.888          1.186                --
                                                       2008      1.539          0.888                --
                                                       2007      1.466          1.539                --
                                                       2006      1.309          1.466                --
                                                       2005      1.103          1.309                --
                                                       2004      1.107          1.103                --
                                                       2003      1.000          1.107                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                               BEGINNING    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR     OF YEAR      END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2009      1.273          1.749           740,425
                                                       2008      2.142          1.273           796,222
                                                       2007      1.889          2.142           974,757
                                                       2006      1.708          1.889         1,016,017
                                                       2005      1.471          1.708           857,743
                                                       2004      1.200          1.471           500,124
                                                       2003      1.000          1.200            47,679

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.348          1.570                --
                                                       2005      1.240          1.348           361,804
                                                       2004      1.119          1.240           152,096
                                                       2003      1.000          1.119            17,411

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.104          2.824                --
                                                       2007      2.451          3.104           342,033
                                                       2006      1.945          2.451           275,185
                                                       2005      1.552          1.945           241,567
                                                       2004      1.265          1.552           118,374
                                                       2003      1.000          1.265             7,153

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      1.184          1.595         1,283,412
                                                       2008      2.018          1.184         1,368,294
                                                       2007      1.777          2.018         1,464,184
                                                       2006      1.488          1.777         1,458,896
                                                       2005      1.373          1.488         1,246,441
                                                       2004      1.177          1.373           354,332
                                                       2003      1.000          1.177             6,581

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.421          1.703                --
                                                       2005      1.327          1.421           252,895
                                                       2004      1.163          1.327            14,468
                                                       2003      1.000          1.163                --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.064          1.088                --
                                                       2005      1.068          1.064                --
                                                       2004      1.000          1.068                --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00).............................................  2006      1.217          1.256                --
                                                       2005      1.149          1.217                --
                                                       2004      1.078          1.149                --
                                                       2003      1.000          1.078                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                               BEGINNING    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR     OF YEAR      END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2009      1.214          1.500                --
                                                       2008      1.739          1.214                --
                                                       2007      1.453          1.739                --
                                                       2006      1.389          1.453                --
                                                       2005      1.257          1.389                --
                                                       2004      1.119          1.257                --
                                                       2003      1.000          1.119                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2009      0.912          1.408                --
                                                       2008      1.655          0.912                --
                                                       2007      1.383          1.655                --
                                                       2006      1.304          1.383                --
                                                       2005      1.188          1.304                --
                                                       2004      1.201          1.188                --
                                                       2003      1.000          1.201                --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (5/00).............................................  2008      1.523          1.435                --
                                                       2007      1.416          1.523                --
                                                       2006      1.221          1.416                --
                                                       2005      1.176          1.221                --
                                                       2004      1.143          1.176                --
                                                       2003      1.000          1.143                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.358          1.524                --
                                                       2005      1.328          1.358           269,569
                                                       2004      1.175          1.328           174,910
                                                       2003      1.000          1.175                --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2009      0.846          1.120           902,851
                                                       2008      1.444          0.846         1,116,912
                                                       2007      1.498          1.444         1,292,103

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2009      1.031          1.238         1,074,189
                                                       2008      1.482          1.031           710,344
                                                       2007      1.433          1.482           733,320

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (4/00)........................  2009      0.917          1.167           313,598
                                                       2008      1.470          0.917           501,554
                                                       2007      1.535          1.470           615,753

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                               BEGINNING    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR     OF YEAR      END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)..................................  2009      0.984          1.205           199,006
                                                       2008      1.554          0.984           211,895
                                                       2007      1.520          1.554           216,953
                                                       2006      1.307          1.520           218,192
                                                       2005      1.247          1.307           154,459
                                                       2004      1.149          1.247            64,967
                                                       2003      1.000          1.149             4,620

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2009      0.786          1.101           307,766
                                                       2008      1.274          0.786           361,446
                                                       2007      1.273          1.274           420,430

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2009      1.013          1.422           253,693
                                                       2008      1.737          1.013           254,100
                                                       2007      1.605          1.737           271,036
                                                       2006      1.447          1.605           265,095
                                                       2005      1.402          1.447           331,202
                                                       2004      1.239          1.402           110,502
                                                       2003      1.000          1.239            23,027

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.904          0.880                --
                                                       2008      1.470          0.904           401,442
                                                       2007      1.425          1.470           407,954
                                                       2006      1.258          1.425           491,224
                                                       2005      1.227          1.258           669,441
                                                       2004      1.132          1.227           184,495
                                                       2003      1.000          1.132            21,366

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2009      0.944          1.141                --
                                                       2008      1.283          0.944                --
                                                       2007      1.176          1.283                --
                                                       2006      1.110          1.176                --
                                                       2005      1.081          1.110                --
                                                       2004      1.000          1.081                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                               BEGINNING    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR     OF YEAR      END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.792          0.915           172,545
                                                       2008      1.021          0.792           173,637
                                                       2007      1.025          1.021           175,761
                                                       2006      1.001          1.025           205,715
                                                       2005      0.994          1.001           206,704
                                                       2004      0.999          0.994           147,288
                                                       2003      1.000          0.999                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.485          1.557                --
                                                       2006      1.278          1.485           117,900
                                                       2005      1.248          1.278           118,349
                                                       2004      1.172          1.248           118,828
                                                       2003      1.000          1.172                --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.221          1.272                --
                                                       2006      1.191          1.221                --
                                                       2005      1.151          1.191                --
                                                       2004      1.164          1.151                --
                                                       2003      1.000          1.164                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.453          1.505                --
                                                       2006      1.330          1.453                --
                                                       2005      1.231          1.330                --
                                                       2004      1.147          1.231                --
                                                       2003      1.000          1.147                --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.354          1.414                --
                                                       2006      1.225          1.354                --
                                                       2005      1.201          1.225                --
                                                       2004      1.127          1.201                --
                                                       2003      1.000          1.127                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.483          1.541                --
                                                       2006      1.286          1.483           404,874
                                                       2005      1.266          1.286           359,892
                                                       2004      1.142          1.266           177,217
                                                       2003      1.000          1.142                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                               BEGINNING    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR     OF YEAR      END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.660          1.830                --
                                                       2006      1.504          1.660           675,252
                                                       2005      1.413          1.504           656,322
                                                       2004      1.158          1.413           316,079
                                                       2003      1.000          1.158             5,067

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.099          1.134                --
                                                       2005      1.076          1.099                --
                                                       2004      1.000          1.076                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.613          1.554                --
                                                       2007      1.546          1.613                --
                                                       2006      1.624          1.546                --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2009      0.975          1.414                --
                                                       2008      1.307          0.975                --
                                                       2007      1.293          1.307                --
                                                       2006      1.227          1.293                --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.541          1.616                --
                                                       2006      1.456          1.541           104,440

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.995          1.167           117,215
                                                       2008      1.614          0.995           115,104
                                                       2007      1.602          1.614           106,472

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.588          0.781           161,704
                                                       2008      1.022          0.588           152,392
                                                       2007      1.220          1.022           168,839
                                                       2006      1.003          1.220           165,895

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.970          1.232            40,798
                                                       2008      1.319          0.970            37,041
                                                       2007      1.354          1.319            29,797
                                                       2006      1.271          1.354           105,120

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      1.024          1.566           201,237
                                                       2008      1.756          1.024           212,512
                                                       2007      1.801          1.756           215,508
                                                       2006      1.635          1.801           181,720

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                               BEGINNING    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR     OF YEAR      END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      1.166          1.643           137,885
                                                       2008      2.039          1.166           128,370
                                                       2007      1.589          2.039            43,850
                                                       2006      1.551          1.589            25,900

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.690          0.928                --
                                                       2008      1.137          0.690                --
                                                       2007      1.283          1.137                --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.922          0.912                --
                                                       2008      1.253          0.922                --
                                                       2007      1.198          1.253                --
                                                       2006      1.134          1.198                --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2009      1.074          1.449                --
                                                       2008      1.338          1.074                --
                                                       2007      1.273          1.338                --
                                                       2006      1.216          1.273                --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.691          0.804                --
                                                       2008      1.102          0.691                --
                                                       2007      1.077          1.102                --
                                                       2006      1.001          1.077                --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.639          0.795           955,598
                                                       2008      1.060          0.639           970,771
                                                       2007      1.072          1.060           991,947
                                                       2006      1.015          1.072                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.833          0.792                --
                                                       2008      1.476          0.833             3,946
                                                       2007      1.341          1.476                --
                                                       2006      1.358          1.341            39,690

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.858          1.133             8,588
                                                       2008      1.421          0.858             8,601
                                                       2007      1.297          1.421            20,188
                                                       2006      1.307          1.297            15,030

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2009      1.421          2.365                --
                                                       2008      3.239          1.421                --
                                                       2007      2.571          3.239                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.295          2.152           372,936
                                                       2008      2.828          1.295           363,195

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                               BEGINNING    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR     OF YEAR      END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.201          1.554            38,820
                                                       2008      2.118          1.201            38,823
                                                       2007      2.017          2.118             9,253

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.111          1.294           520,068
                                                       2008      1.210          1.111           487,269
                                                       2007      1.143          1.210           625,341

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.245          1.387         3,127,851

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      1.001          1.220            46,707
                                                       2008      1.515          1.001            31,455
                                                       2007      1.467          1.515            43,874
                                                       2006      1.365          1.467            44,384

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.176          1.298                --
                                                       2006      1.117          1.176                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.158          1.516           712,133
                                                       2008      1.319          1.158           716,164
                                                       2007      1.258          1.319           773,974
                                                       2006      1.214          1.258           773,808

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.677          0.842           646,395
                                                       2008      0.981          0.677           767,651
                                                       2007      1.028          0.981           827,713
                                                       2006      1.003          1.028           651,068

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2009      0.935          1.166                --

  MIST Van Kampen Mid Cap Growth Subaccount (Class B)
  (4/08) *...........................................  2009      0.766          1.184                --
                                                       2008      1.380          0.766                --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.842          1.236           104,335
                                                       2008      1.577          0.842           112,552
                                                       2007      1.332          1.577            90,005
                                                       2006      1.365          1.332           101,958

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2009      1.065          1.146                --
                                                       2008      1.121          1.065                --
                                                       2007      1.072          1.121                --
                                                       2006      1.032          1.072                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                               BEGINNING    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR     OF YEAR      END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2009      0.926          1.073                --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.813          1.024            49,580

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2009      1.080          1.067                --
                                                       2008      1.067          1.080                --
                                                       2007      1.033          1.067                --
                                                       2006      1.010          1.033                --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2009      0.755          0.746                --
                                                       2008      1.284          0.755             1,778
                                                       2007      1.356          1.284            55,022

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2009      0.839          1.089                --
                                                       2008      1.360          0.839                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.730          0.762                --
                                                       2008      1.345          0.730            44,258
                                                       2007      1.316          1.345            44,275
                                                       2006      1.299          1.316            44,291

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.834          0.998           106,973
                                                       2008      1.390          0.834           115,629
                                                       2007      1.357          1.390           133,544
                                                       2006      1.324          1.357           140,510

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.631          0.816            48,825
                                                       2008      1.077          0.631            48,825
                                                       2007      1.060          1.077            48,825
                                                       2006      1.002          1.060            48,825

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.911          1.081           226,934
                                                       2008      1.082          0.911           246,430
                                                       2007      1.042          1.082                --
                                                       2006      1.001          1.042                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.834          1.014           206,419
                                                       2008      1.081          0.834            53,242
                                                       2007      1.049          1.081           310,756
                                                       2006      1.002          1.049           310,793

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.759          0.945           137,315
                                                       2008      1.082          0.759           124,701
                                                       2007      1.054          1.082           127,919
                                                       2006      1.002          1.054           251,750

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                               BEGINNING    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR     OF YEAR      END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.690          0.877            68,923
                                                       2008      1.082          0.690           125,332
                                                       2007      1.059          1.082           148,318
                                                       2006      1.002          1.059           165,906

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.910          1.119           783,063

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      1.036          1.206         1,574,613
                                                       2008      1.356          1.036         1,536,518
                                                       2007      1.323          1.356         1,542,317
                                                       2006      1.238          1.323         1,567,780

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      1.115          1.325                --
                                                       2008      1.482          1.115                --
                                                       2007      1.400          1.482           185,256
                                                       2006      1.267          1.400           185,697

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.642          0.883           612,070
                                                       2008      1.098          0.642           671,324
                                                       2007      1.051          1.098           728,696
                                                       2006      0.996          1.051           744,594

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.654          0.921           218,960
                                                       2008      1.147          0.654           168,589
                                                       2007      1.068          1.147           251,420
                                                       2006      0.998          1.068           158,753

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2009      0.727          0.992                --
                                                       2008      1.107          0.727                --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.156          1.200                --
                                                       2006      1.088          1.156                --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2009      1.085          1.115                --
                                                       2008      1.105          1.085                --
                                                       2007      1.075          1.105                --
                                                       2006      1.039          1.075                --

Money Market Portfolio
  Money Market Subaccount (10/97)....................  2006      1.002          1.010                --
                                                       2005      0.990          1.002                --
                                                       2004      0.996          0.990                --
                                                       2003      1.000          0.996                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                               BEGINNING    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR     OF YEAR      END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.115          1.178                --
                                                       2005      1.072          1.115                --
                                                       2004      1.000          1.072                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.116          1.139                --
                                                       2006      1.127          1.116           579,755
                                                       2005      1.122          1.127           509,932
                                                       2004      1.048          1.122           212,120
                                                       2003      1.000          1.048            16,029

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.202          1.241                --
                                                       2008      1.166          1.202         3,092,897
                                                       2007      1.090          1.166         2,695,982
                                                       2006      1.067          1.090         2,410,129
                                                       2005      1.059          1.067         1,950,998
                                                       2004      1.026          1.059           417,069
                                                       2003      1.000          1.026            14,929

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2008      1.493          1.385                --
                                                       2007      1.376          1.493                --
                                                       2006      1.259          1.376                --
                                                       2005      1.193          1.259                --
                                                       2004      1.128          1.193                --
                                                       2003      1.000          1.128                --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.874          2.028                --
                                                       2006      1.491          1.874                --
                                                       2005      1.351          1.491                --
                                                       2004      1.182          1.351                --
                                                       2003      1.000          1.182                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.868          1.994                --
                                                       2006      1.619          1.868           162,903
                                                       2005      1.537          1.619           153,505
                                                       2004      1.238          1.537            39,863
                                                       2003      1.000          1.238                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.276          1.358                --
                                                       2005      1.193          1.276            45,298
                                                       2004      1.138          1.193                --
                                                       2003      1.000          1.138                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                               BEGINNING    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR     OF YEAR      END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Convertible Securities Subaccount
  (5/00).............................................  2006      1.141          1.216                --
                                                       2005      1.155          1.141                --
                                                       2004      1.105          1.155                --
                                                       2003      1.000          1.105                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (5/00).............................................  2006      1.487          1.624                --
                                                       2005      1.345          1.487                --
                                                       2004      1.174          1.345                --
                                                       2003      1.000          1.174                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.260          1.324                --
                                                       2005      1.226          1.260           119,356
                                                       2004      1.134          1.226           110,154
                                                       2003      1.000          1.134            11,270

  Travelers Federated High Yield Subaccount (5/00)...  2006      1.197          1.227                --
                                                       2005      1.186          1.197                --
                                                       2004      1.093          1.186                --
                                                       2003      1.000          1.093                --

  Travelers Federated Stock Subaccount (5/00)........  2006      1.293          1.339                --
                                                       2005      1.248          1.293                --
                                                       2004      1.148          1.248                --
                                                       2003      1.000          1.148                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.260          1.299                --
                                                       2005      1.179          1.260            39,091
                                                       2004      1.125          1.179             9,902
                                                       2003      1.000          1.125                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.077          1.145                --
                                                       2005      1.000          1.077            42,718

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.030          1.034                --
                                                       2005      1.000          1.030                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.046          1.083                --
                                                       2005      1.000          1.046           228,625

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.064          1.110                --
                                                       2005      1.000          1.064           206,728

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                               BEGINNING    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR     OF YEAR      END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.037          1.057                --
                                                       2005      1.000          1.037             3,439

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.371          1.456                --
                                                       2005      1.244          1.371           103,469
                                                       2004      1.091          1.244                --
                                                       2003      1.000          1.091                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.290          1.365                --
                                                       2005      1.272          1.290            84,153
                                                       2004      1.134          1.272                --
                                                       2003      1.000          1.134                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.200          1.238                --
                                                       2005      1.185          1.200         1,487,520
                                                       2004      1.080          1.185           683,524
                                                       2003      1.000          1.080            19,332

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.173          1.267                --
                                                       2005      1.120          1.173           186,104
                                                       2004      1.000          1.120                --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.423          1.635                --
                                                       2005      1.321          1.423           189,242
                                                       2004      1.160          1.321           142,157
                                                       2003      1.000          1.160             4,255

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.286          1.365                --
                                                       2005      1.234          1.286            44,869
                                                       2004      1.129          1.234            36,986
                                                       2003      1.000          1.129                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.062          1.117                --
                                                       2005      1.000          1.062                --

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.203          1.214                --
                                                       2005      1.179          1.203           787,662
                                                       2004      1.081          1.179           452,137
                                                       2003      1.000          1.081                --

  Travelers Quality Bond Subaccount (5/00)...........  2006      1.042          1.032                --
                                                       2005      1.042          1.042                --
                                                       2004      1.026          1.042                --
                                                       2003      1.000          1.026                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                               BEGINNING    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR     OF YEAR      END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.217          1.270                --
                                                       2005      1.213          1.217             5,336
                                                       2004      1.118          1.213             5,345
                                                       2003      1.000          1.118             5,347

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.135          1.307                --
                                                       2005      1.000          1.135                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.271                --
                                                       2005      1.000          1.108                --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.078          1.039                --
                                                       2005      1.051          1.078                --
                                                       2004      1.000          1.051                --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/01).............................................  2009      0.932          1.177                --
                                                       2008      1.476          0.932                --
                                                       2007      1.537          1.476                --
                                                       2006      1.346          1.537                --
                                                       2005      1.314          1.346                --
                                                       2004      1.138          1.314                --
                                                       2003      1.000          1.138                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2009      0.800          0.819                --
                                                       2008      1.428          0.800                --
                                                       2007      1.291          1.428                --
                                                       2006      1.229          1.291                --
                                                       2005      1.158          1.229                --
                                                       2004      1.135          1.158                --
                                                       2003      1.000          1.135                --




         PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A)


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                               BEGINNING    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR     OF YEAR      END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.078          1.154                --
                                                       2006      1.000          1.078            17,348

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.276          1.339                --
                                                       2005      1.229          1.276            12,608
                                                       2004      1.183          1.229            12,240
                                                       2003      0.963          1.183            11,651
                                                       2002      1.000          0.963                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                               BEGINNING    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR     OF YEAR      END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.378          1.345                --
                                                       2005      1.222          1.378           369,758
                                                       2004      1.148          1.222           361,087
                                                       2003      0.948          1.148           328,496
                                                       2002      1.000          0.948                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.319          1.843           558,657
                                                       2008      2.180          1.319           584,698
                                                       2007      1.932          2.180           622,106
                                                       2006      1.634          1.932           617,909
                                                       2005      1.458          1.634           431,210
                                                       2004      1.308          1.458           394,948
                                                       2003      0.984          1.308           332,749
                                                       2002      1.000          0.984                --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.070          1.465         2,248,028
                                                       2008      1.944          1.070         2,515,370
                                                       2007      1.762          1.944         2,516,467
                                                       2006      1.628          1.762         2,848,983
                                                       2005      1.426          1.628         2,717,507
                                                       2004      1.291          1.426         2,643,061
                                                       2003      0.961          1.291         2,143,343
                                                       2002      1.000          0.961                --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      1.014          1.308         2,407,240
                                                       2008      1.662          1.014         2,518,401
                                                       2007      1.611          1.662         2,773,760
                                                       2006      1.424          1.611         2,806,004
                                                       2005      1.370          1.424         2,866,958
                                                       2004      1.263          1.370         2,831,694
                                                       2003      0.971          1.263         2,204,907
                                                       2002      1.000          0.971                --

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.619          1.601                --
                                                       2005      1.395          1.619           257,067
                                                       2004      1.188          1.395           258,029
                                                       2003      0.968          1.188           250,782
                                                       2002      1.000          0.968                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                               BEGINNING    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR     OF YEAR      END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/00).............................................  2007      2.766          2.896                --
                                                       2006      2.125          2.766                --
                                                       2005      1.691          2.125                --
                                                       2004      1.378          1.691                --
                                                       2003      0.982          1.378                --
                                                       2002      1.000          0.982                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      1.798          2.342                --
                                                       2005      1.708          1.798           244,175
                                                       2004      1.323          1.708           264,800
                                                       2003      1.005          1.323           262,109
                                                       2002      1.000          1.005                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/00).....................................  2008      1.471          1.407                --
                                                       2007      1.398          1.471            52,601
                                                       2006      1.222          1.398            56,433
                                                       2005      1.192          1.222           102,633
                                                       2004      1.156          1.192            97,968
                                                       2003      0.971          1.156            39,887
                                                       2002      1.000          0.971                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/00).....................................  2008      1.278          1.205                --
                                                       2007      1.463          1.278            96,224
                                                       2006      1.435          1.463           152,842
                                                       2005      1.381          1.435           194,212
                                                       2004      1.263          1.381           314,319
                                                       2003      0.976          1.263           308,114
                                                       2002      1.000          0.976                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.304          1.417                --
                                                       2005      1.205          1.304            29,277
                                                       2004      1.074          1.205             4,023
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.301          1.449                --
                                                       2005      1.203          1.301            25,709
                                                       2004      1.067          1.203            27,414
                                                       2003      1.000          1.067                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                               BEGINNING    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR     OF YEAR      END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (5/00)....................................  2009      1.148          1.527           347,197
                                                       2008      2.039          1.148           350,362
                                                       2007      1.770          2.039           379,275
                                                       2006      1.617          1.770           404,842
                                                       2005      1.411          1.617           385,608
                                                       2004      1.248          1.411           354,144
                                                       2003      0.991          1.248           273,347
                                                       2002      1.000          0.991                --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (5/01)................  2009      0.931          1.242            15,728
                                                       2008      1.616          0.931            16,030
                                                       2007      1.542          1.616            20,076
                                                       2006      1.379          1.542            20,495
                                                       2005      1.164          1.379            45,009
                                                       2004      1.170          1.164            44,391
                                                       2003      0.954          1.170             8,358
                                                       2002      1.000          0.954                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2009      1.410          1.935           565,208
                                                       2008      2.377          1.410           694,619
                                                       2007      2.099          2.377           691,490
                                                       2006      1.901          2.099           928,352
                                                       2005      1.640          1.901         1,058,065
                                                       2004      1.339          1.640         1,035,339
                                                       2003      0.986          1.339           875,648
                                                       2002      1.000          0.986                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.468          1.707                --
                                                       2005      1.352          1.468           431,428
                                                       2004      1.222          1.352           466,212
                                                       2003      0.994          1.222           361,229
                                                       2002      1.000          0.994                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.523          3.203                --
                                                       2007      2.785          3.523           184,731
                                                       2006      2.214          2.785           174,972
                                                       2005      1.769          2.214           151,462
                                                       2004      1.444          1.769           148,057
                                                       2003      1.000          1.444            80,388

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                               BEGINNING    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR     OF YEAR      END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      1.281          1.724           382,801
                                                       2008      2.188          1.281           473,493
                                                       2007      1.930          2.188           439,655
                                                       2006      1.618          1.930           469,825
                                                       2005      1.495          1.618           440,051
                                                       2004      1.284          1.495           364,677
                                                       2003      0.989          1.284           279,537
                                                       2002      1.000          0.989                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.544          1.848                --
                                                       2005      1.444          1.544           140,590
                                                       2004      1.267          1.444           128,602
                                                       2003      0.977          1.267            91,055
                                                       2002      1.000          0.977                --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.062          1.085                --
                                                       2005      1.067          1.062                --
                                                       2004      1.000          1.067                --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00).............................................  2006      1.249          1.289                --
                                                       2005      1.181          1.249           215,882
                                                       2004      1.111          1.181           261,195
                                                       2003      0.994          1.111           485,689
                                                       2002      1.000          0.994                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2009      1.320          1.628             8,091
                                                       2008      1.893          1.320             8,733
                                                       2007      1.584          1.893             9,332
                                                       2006      1.516          1.584            20,162
                                                       2005      1.374          1.516            19,809
                                                       2004      1.225          1.374            34,043
                                                       2003      0.988          1.225            25,340
                                                       2002      1.000          0.988                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2009      1.024          1.578            15,991
                                                       2008      1.861          1.024            11,946
                                                       2007      1.557          1.861            10,309
                                                       2006      1.470          1.557            14,171
                                                       2005      1.342          1.470             8,528
                                                       2004      1.359          1.342            27,353
                                                       2003      0.944          1.359            22,180
                                                       2002      1.000          0.944                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                               BEGINNING    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR     OF YEAR      END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Worldwide Subaccount (Service Shares)
  (5/00).............................................  2008      1.576          1.484                --
                                                       2007      1.468          1.576            17,757
                                                       2006      1.267          1.468            17,866
                                                       2005      1.222          1.267            17,913
                                                       2004      1.190          1.222            21,747
                                                       2003      0.980          1.190            20,039
                                                       2002      1.000          0.980                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.536          1.720                --
                                                       2005      1.503          1.536           169,292
                                                       2004      1.332          1.503           157,360
                                                       2003      1.000          1.332           131,801

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2009      0.927          1.226           882,403
                                                       2008      1.585          0.927           968,296
                                                       2007      1.646          1.585         1,205,967

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2009      1.090          1.308           462,653
                                                       2008      1.571          1.090           484,979
                                                       2007      1.519          1.571           572,596

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (4/00)........................  2009      1.022          1.299           465,600
                                                       2008      1.641          1.022           581,413
                                                       2007      1.716          1.641           714,675

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)..................................  2009      1.059          1.295           164,557
                                                       2008      1.675          1.059           165,527
                                                       2007      1.642          1.675           190,199
                                                       2006      1.413          1.642           202,067
                                                       2005      1.351          1.413           226,701
                                                       2004      1.246          1.351           235,286
                                                       2003      0.959          1.246            51,488
                                                       2002      1.000          0.959                --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2009      0.914          1.278           288,675
                                                       2008      1.484          0.914           303,176
                                                       2007      1.484          1.484           361,632

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                               BEGINNING    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR     OF YEAR      END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2009      1.151          1.614           172,048
                                                       2008      1.977          1.151           184,045
                                                       2007      1.830          1.977           205,044
                                                       2006      1.652          1.830           188,001
                                                       2005      1.604          1.652           181,032
                                                       2004      1.418          1.604           178,693
                                                       2003      0.970          1.418            70,770
                                                       2002      1.000          0.970                --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.962          0.936                --
                                                       2008      1.567          0.962           441,518
                                                       2007      1.521          1.567           479,800
                                                       2006      1.345          1.521           674,344
                                                       2005      1.314          1.345           666,600
                                                       2004      1.213          1.314           786,289
                                                       2003      0.967          1.213           723,321
                                                       2002      1.000          0.967                --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2009      0.937          1.131                --
                                                       2008      1.276          0.937                --
                                                       2007      1.172          1.276                --
                                                       2006      1.108          1.172                --
                                                       2005      1.080          1.108                --
                                                       2004      1.000          1.080                --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.786          0.906             2,089
                                                       2008      1.015          0.786             7,608
                                                       2007      1.020          1.015            27,119
                                                       2006      0.997          1.020           207,989
                                                       2005      0.992          0.997             2,098
                                                       2004      0.998          0.992            12,394
                                                       2003      1.000          0.998             2,100

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.653          1.733                --
                                                       2006      1.425          1.653           466,491
                                                       2005      1.395          1.425           445,988
                                                       2004      1.311          1.395           519,501
                                                       2003      0.960          1.311           508,773
                                                       2002      1.000          0.960                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                               BEGINNING    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR     OF YEAR      END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.425          1.483                --
                                                       2006      1.392          1.425            56,928
                                                       2005      1.346          1.392            87,671
                                                       2004      1.364          1.346            81,583
                                                       2003      0.961          1.364             5,988
                                                       2002      1.000          0.961                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.648          1.705                --
                                                       2006      1.511          1.648           251,169
                                                       2005      1.400          1.511           265,933
                                                       2004      1.306          1.400           327,034
                                                       2003      0.949          1.306           376,714
                                                       2002      1.000          0.949                --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.479          1.544                --
                                                       2006      1.340          1.479            51,745
                                                       2005      1.316          1.340            74,470
                                                       2004      1.237          1.316           113,821
                                                       2003      0.967          1.237            30,211
                                                       2002      1.000          0.967                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.604          1.666                --
                                                       2006      1.393          1.604           438,664
                                                       2005      1.373          1.393           395,250
                                                       2004      1.241          1.373           358,050
                                                       2003      1.000          1.241           336,169

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.793          1.975                --
                                                       2006      1.627          1.793           286,369
                                                       2005      1.531          1.627           360,238
                                                       2004      1.256          1.531           329,638
                                                       2003      1.000          1.256           158,082

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.097          1.131                --
                                                       2005      1.075          1.097            13,695
                                                       2004      1.000          1.075            13,702

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.753          1.688                --
                                                       2007      1.683          1.753           146,737
                                                       2006      1.769          1.683           149,620

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                               BEGINNING    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR     OF YEAR      END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2009      1.069          1.547           113,532
                                                       2008      1.434          1.069            78,222
                                                       2007      1.421          1.434           100,092
                                                       2006      1.350          1.421           112,708

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.628          1.706                --
                                                       2006      1.539          1.628            31,909

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      1.048          1.227            15,842
                                                       2008      1.702          1.048            19,990
                                                       2007      1.692          1.702            29,776

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.585          0.777           346,925
                                                       2008      1.020          0.585           293,729
                                                       2007      1.218          1.020           263,609
                                                       2006      1.003          1.218           456,600

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.965          1.223           146,062
                                                       2008      1.314          0.965           270,141
                                                       2007      1.351          1.314            56,621
                                                       2006      1.269          1.351            17,638

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      1.108          1.691           118,511
                                                       2008      1.903          1.108           107,604
                                                       2007      1.954          1.903           180,013
                                                       2006      1.775          1.954           153,202

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      1.200          1.687           216,944
                                                       2008      2.101          1.200           222,140
                                                       2007      1.640          2.101           129,586
                                                       2006      1.601          1.640           266,645

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.686          0.921             9,397
                                                       2008      1.132          0.686             6,722
                                                       2007      1.279          1.132             6,730

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.915          0.905                --
                                                       2008      1.247          0.915            10,621
                                                       2007      1.194          1.247            11,923
                                                       2006      1.131          1.194            12,387

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2009      1.191          1.604            37,872
                                                       2008      1.486          1.191            32,391
                                                       2007      1.416          1.486            33,097
                                                       2006      1.353          1.416            47,787

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                               BEGINNING    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR     OF YEAR      END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2009      0.688          0.800           233,156
                                                       2008      1.099          0.688           223,631
                                                       2007      1.076          1.099           225,854
                                                       2006      1.001          1.076           331,383

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.892          0.847                --
                                                       2008      1.583          0.892           119,650
                                                       2007      1.440          1.583           128,466
                                                       2006      1.460          1.440           139,125

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.853          1.125            16,787
                                                       2008      1.415          0.853            18,938
                                                       2007      1.294          1.415            18,010
                                                       2006      1.305          1.294             7,621

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2009      1.587          2.637               814
                                                       2008      3.621          1.587                --
                                                       2007      2.878          3.621             2,261

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.467          2.435           125,865
                                                       2008      3.208          1.467           165,560

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.256          1.398         3,072,965

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      1.068          1.300            53,403
                                                       2008      1.619          1.068            39,449
                                                       2007      1.570          1.619            35,637
                                                       2006      1.462          1.570            39,520

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.173          1.294                --
                                                       2006      1.116          1.173                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.259          1.646           201,042
                                                       2008      1.436          1.259           221,341
                                                       2007      1.371          1.436           236,048
                                                       2006      1.326          1.371           172,003

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2009      1.020          1.271           125,110

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.966          1.416            93,656
                                                       2008      1.813          0.966           121,880
                                                       2007      1.533          1.813           146,160
                                                       2006      1.573          1.533           184,445

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                               BEGINNING    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR     OF YEAR      END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2009      1.098          1.180           255,637
                                                       2008      1.157          1.098           245,086
                                                       2007      1.108          1.157           345,777
                                                       2006      1.068          1.108           354,922

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2009      0.919          1.064            10,355

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.870          1.094           184,103

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2009      1.064          1.050           247,202
                                                       2008      1.054          1.064           573,856
                                                       2007      1.021          1.054           883,813
                                                       2006      1.000          1.021           361,378

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2009      0.864          1.120            36,437
                                                       2008      1.402          0.864            37,399

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.762          0.795                --
                                                       2008      1.407          0.762           269,123
                                                       2007      1.378          1.407           296,233
                                                       2006      1.361          1.378           353,156

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.901          1.077           196,068
                                                       2008      1.504          0.901           225,729
                                                       2007      1.471          1.504           332,776
                                                       2006      1.436          1.471           472,710

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.628          0.811                --
                                                       2008      1.074          0.628                --
                                                       2007      1.059          1.074                --
                                                       2006      1.002          1.059                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.908          1.075            56,173
                                                       2008      1.080          0.908            56,212
                                                       2007      1.041          1.080                --
                                                       2006      1.001          1.041                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.831          1.009           200,256
                                                       2008      1.079          0.831           213,068
                                                       2007      1.048          1.079         1,138,220
                                                       2006      1.002          1.048                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                               BEGINNING    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR     OF YEAR      END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.756          0.940           324,050
                                                       2008      1.079          0.756           440,667
                                                       2007      1.053          1.079           461,489
                                                       2006      1.002          1.053            65,856

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.688          0.872           785,693
                                                       2008      1.079          0.688           334,756
                                                       2007      1.058          1.079           413,928
                                                       2006      1.002          1.058           299,088

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.968          1.189           377,220

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      1.074          1.248         1,915,042
                                                       2008      1.407          1.074         1,975,396
                                                       2007      1.376          1.407         2,083,564
                                                       2006      1.289          1.376         2,460,860

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      1.097          1.302                --
                                                       2008      1.474          1.097                --
                                                       2007      1.395          1.474           220,595
                                                       2006      1.264          1.395           206,971

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.640          0.878           191,616
                                                       2008      1.096          0.640           215,084
                                                       2007      1.050          1.096           183,577
                                                       2006      0.996          1.050           257,299

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.652          0.916           275,240
                                                       2008      1.144          0.652           380,338
                                                       2007      1.067          1.144           391,874
                                                       2006      0.998          1.067           537,017

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.151          1.194                --
                                                       2006      1.085          1.151                --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06)........................  2009      1.077          1.106            76,135
                                                       2008      1.099          1.077               593
                                                       2007      1.071          1.099            33,438
                                                       2006      1.036          1.071                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                               BEGINNING    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR     OF YEAR      END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Money Market Portfolio
  Money Market Subaccount (10/97)....................  2006      0.992          1.000                --
                                                       2005      0.982          0.992           253,238
                                                       2004      0.989          0.982           359,014
                                                       2003      1.000          0.989           505,871
                                                       2002      1.000          1.000                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount (Service
  Shares) (5/04).....................................  2006      1.112          1.175                --
                                                       2005      1.071          1.112            13,844
                                                       2004      1.000          1.071            13,851

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.109          1.130                --
                                                       2006      1.121          1.109           330,032
                                                       2005      1.118          1.121           328,643
                                                       2004      1.045          1.118           369,982
                                                       2003      1.000          1.045           309,194

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.213          1.253                --
                                                       2008      1.179          1.213         3,025,954
                                                       2007      1.104          1.179         3,225,888
                                                       2006      1.082          1.104         3,345,078
                                                       2005      1.075          1.082         3,412,084
                                                       2004      1.044          1.075         3,804,957
                                                       2003      1.012          1.044         3,032,218
                                                       2002      1.000          1.012                --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2008      1.634          1.515                --
                                                       2007      1.508          1.634             2,459
                                                       2006      1.383          1.508             2,461
                                                       2005      1.313          1.383             2,463
                                                       2004      1.242          1.313             2,465
                                                       2003      0.958          1.242             2,466
                                                       2002      1.000          0.958                --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.981          2.143                --
                                                       2006      1.579          1.981           199,400
                                                       2005      1.433          1.579           146,913
                                                       2004      1.255          1.433           145,653
                                                       2003      0.994          1.255           145,428
                                                       2002      1.000          0.994                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                               BEGINNING    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR     OF YEAR      END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.156          2.300                --
                                                       2006      1.871          2.156           505,697
                                                       2005      1.780          1.871           498,519
                                                       2004      1.436          1.780           483,211
                                                       2003      0.977          1.436           314,944
                                                       2002      1.000          0.977                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.372          1.460                --
                                                       2005      1.285          1.372            57,791
                                                       2004      1.228          1.285            62,182
                                                       2003      0.967          1.228            36,237
                                                       2002      1.000          0.967                --

  Travelers Convertible Securities Subaccount
  (5/00).............................................  2006      1.271          1.353                --
                                                       2005      1.289          1.271            75,605
                                                       2004      1.235          1.289            85,719
                                                       2003      0.996          1.235           109,723
                                                       2002      1.000          0.996                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (5/00).............................................  2006      1.621          1.769                --
                                                       2005      1.468          1.621           164,674
                                                       2004      1.284          1.468           181,327
                                                       2003      0.977          1.284            52,889
                                                       2002      1.000          0.977                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.367          1.436                --
                                                       2005      1.333          1.367           641,113
                                                       2004      1.235          1.333           701,539
                                                       2003      0.958          1.235           566,203
                                                       2002      1.000          0.958                --

  Travelers Federated High Yield Subaccount (5/00)...  2006      1.317          1.350                --
                                                       2005      1.308          1.317           104,380
                                                       2004      1.206          1.308           115,233
                                                       2003      1.003          1.206            90,792
                                                       2002      1.000          1.003                --

  Travelers Federated Stock Subaccount (5/00)........  2006      1.376          1.424                --
                                                       2005      1.331          1.376            40,724
                                                       2004      1.225          1.331            45,473
                                                       2003      0.978          1.225            41,506
                                                       2002      1.000          0.978                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                               BEGINNING    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR     OF YEAR      END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (11/99).............  2006      1.322          1.361                --
                                                       2005      1.238          1.322           144,967
                                                       2004      1.184          1.238           169,135
                                                       2003      0.967          1.184           136,097
                                                       2002      1.000          0.967                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.076          1.143                --
                                                       2005      1.000          1.076                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.029          1.033                --
                                                       2005      1.000          1.029                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.045          1.081                --
                                                       2005      1.000          1.045            55,685

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.063          1.109                --
                                                       2005      1.000          1.063           190,567

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.036          1.056                --
                                                       2005      1.000          1.036                --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.451          1.539                --
                                                       2005      1.318          1.451            51,418
                                                       2004      1.158          1.318            74,064
                                                       2003      0.973          1.158            77,252
                                                       2002      1.000          0.973                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.487          1.573                --
                                                       2005      1.469          1.487           186,660
                                                       2004      1.311          1.469           115,773
                                                       2003      0.974          1.311            95,580
                                                       2002      1.000          0.974                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.249          1.289                --
                                                       2005      1.235          1.249         2,338,812
                                                       2004      1.128          1.235         2,401,796
                                                       2003      0.986          1.128         2,254,136
                                                       2002      1.000          0.986                --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.170          1.264                --
                                                       2005      1.119          1.170            51,129
                                                       2004      1.000          1.119                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                               BEGINNING    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR     OF YEAR      END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.547          1.775                --
                                                       2005      1.438          1.547           137,217
                                                       2004      1.265          1.438           134,480
                                                       2003      1.001          1.265           104,454
                                                       2002      1.000          1.001                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.379          1.462                --
                                                       2005      1.325          1.379            40,007
                                                       2004      1.214          1.325            43,534
                                                       2003      1.000          1.214             6,184

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.061          1.116                --
                                                       2005      1.000          1.061                --

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.314          1.326                --
                                                       2005      1.290          1.314            30,704
                                                       2004      1.184          1.290                --
                                                       2003      1.008          1.184                --
                                                       2002      1.000          1.008                --

  Travelers Quality Bond Subaccount (5/00)...........  2006      1.079          1.068                --
                                                       2005      1.081          1.079           358,890
                                                       2004      1.066          1.081           366,911
                                                       2003      1.014          1.066           238,924
                                                       2002      1.000          1.014                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.369          1.428                --
                                                       2005      1.366          1.369           300,857
                                                       2004      1.262          1.366           361,691
                                                       2003      0.970          1.262           358,549
                                                       2002      1.000          0.970                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.134          1.305                --
                                                       2005      1.000          1.134                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.269                --
                                                       2005      1.000          1.107                --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.076          1.036                --
                                                       2005      1.050          1.076                --
                                                       2004      1.000          1.050                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                               BEGINNING    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR     OF YEAR      END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/01).............................................  2009      1.018          0.986                --
                                                       2008      1.614          1.018           138,823
                                                       2007      1.683          1.614           295,517
                                                       2006      1.476          1.683           311,172
                                                       2005      1.444          1.476           331,570
                                                       2004      1.252          1.444           253,536
                                                       2003      0.975          1.252           186,325
                                                       2002      1.000          0.975                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2009      0.834          0.854                --
                                                       2008      1.492          0.834                --
                                                       2007      1.351          1.492                --
                                                       2006      1.288          1.351                --
                                                       2005      1.216          1.288                --
                                                       2004      1.193          1.216             6,550
                                                       2003      0.966          1.193            12,937
                                                       2002      1.000          0.966                --



         PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B)


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.078          1.154                 --
                                                       2006      1.000          1.078            401,941

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.801          0.840                 --
                                                       2005      0.772          0.801            488,309
                                                       2004      0.743          0.772            502,360
                                                       2003      0.605          0.743            503,521
                                                       2002      0.883          0.605            550,900
                                                       2001      1.000          0.883            241,785

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      0.740          0.722                 --
                                                       2005      0.656          0.740          1,737,738
                                                       2004      0.616          0.656          2,422,021
                                                       2003      0.509          0.616          2,534,558
                                                       2002      0.749          0.509          2,761,613
                                                       2001      1.000          0.749          2,203,655

Portfolio Architect XTRA -- Separate Account Charges 1.80% (B)
                               (continued)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.983          1.374          8,358,849
                                                       2008      1.625          0.983          9,904,128
                                                       2007      1.440          1.625         14,761,971
                                                       2006      1.218          1.440         15,170,490
                                                       2005      1.087          1.218         14,820,104
                                                       2004      0.975          1.087         14,076,183
                                                       2003      0.734          0.975         12,687,639
                                                       2002      0.875          0.734          8,371,123
                                                       2001      0.993          0.875          1,544,419

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.808          1.107         12,533,254
                                                       2008      1.469          0.808         14,114,485
                                                       2007      1.332          1.469         18,474,159
                                                       2006      1.230          1.332         19,323,724
                                                       2005      1.078          1.230         19,999,183
                                                       2004      0.975          1.078         17,662,202
                                                       2003      0.726          0.975         16,287,152
                                                       2002      0.978          0.726         10,871,684
                                                       2001      1.088          0.978          4,340,090

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      0.924          1.192         15,672,225
                                                       2008      1.514          0.924         16,700,137
                                                       2007      1.468          1.514         22,213,469
                                                       2006      1.297          1.468         22,892,986
                                                       2005      1.248          1.297         22,681,968
                                                       2004      1.151          1.248         21,766,216
                                                       2003      0.885          1.151         19,693,434
                                                       2002      1.104          0.885         13,145,914
                                                       2001      1.121          1.104          2,562,319

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      0.662          0.655                 --
                                                       2005      0.571          0.662            505,995
                                                       2004      0.486          0.571            277,389
                                                       2003      0.396          0.486            346,932
                                                       2002      0.538          0.396            407,014
                                                       2001      1.000          0.538            649,555

Portfolio Architect XTRA -- Separate Account Charges 1.80% (B)
                               (continued)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/00).............................................  2007      1.623          1.699                 --
                                                       2006      1.247          1.623             95,043
                                                       2005      0.992          1.247             84,660
                                                       2004      0.809          0.992             44,770
                                                       2003      0.576          0.809             44,773
                                                       2002      0.663          0.576             36,564
                                                       2001      1.000          0.663              4,156

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      2.298          2.994                 --
                                                       2005      2.183          2.298            218,274
                                                       2004      1.692          2.183            184,395
                                                       2003      1.285          1.692            183,010
                                                       2002      1.252          1.285            145,664
                                                       2001      1.000          1.252             11,465

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/00).....................................  2008      1.077          1.030                 --
                                                       2007      1.024          1.077            123,316
                                                       2006      0.895          1.024            169,752
                                                       2005      0.873          0.895            187,894
                                                       2004      0.846          0.873            283,652
                                                       2003      0.711          0.846            331,469
                                                       2002      0.869          0.711            209,810
                                                       2001      1.000          0.869             34,515

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/00).....................................  2008      0.988          0.932                 --
                                                       2007      1.131          0.988            191,848
                                                       2006      1.110          1.131            222,980
                                                       2005      1.068          1.110            233,465
                                                       2004      0.977          1.068            244,542
                                                       2003      0.755          0.977            280,003
                                                       2002      0.950          0.755            179,886
                                                       2001      1.000          0.950             27,031

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.304          1.417                 --
                                                       2005      1.205          1.304             29,766
                                                       2004      1.074          1.205             21,094
                                                       2003      1.000          1.074                 --

Portfolio Architect XTRA -- Separate Account Charges 1.80% (B)
                               (continued)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.301          1.449                 --
                                                       2005      1.203          1.301             86,508
                                                       2004      1.067          1.203             38,258
                                                       2003      1.000          1.067                 --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (5/00)....................................  2009      0.815          1.084            169,747
                                                       2008      1.447          0.815            287,142
                                                       2007      1.256          1.447            303,315
                                                       2006      1.148          1.256            377,033
                                                       2005      1.002          1.148            349,362
                                                       2004      0.886          1.002            331,786
                                                       2003      0.703          0.886            300,573
                                                       2002      0.792          0.703            239,965
                                                       2001      1.000          0.792             90,527

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (5/01)................  2009      0.746          0.995              7,267
                                                       2008      1.295          0.746             19,472
                                                       2007      1.235          1.295             20,856
                                                       2006      1.105          1.235             28,571
                                                       2005      0.932          1.105             29,235
                                                       2004      0.937          0.932             30,144
                                                       2003      0.764          0.937             36,629
                                                       2002      0.841          0.764             20,856
                                                       2001      1.000          0.841              8,651

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2009      1.295          1.778            579,181
                                                       2008      2.184          1.295            596,038
                                                       2007      1.928          2.184            727,130
                                                       2006      1.746          1.928            774,552
                                                       2005      1.507          1.746            857,401
                                                       2004      1.230          1.507            814,467
                                                       2003      0.906          1.230            653,619
                                                       2002      1.025          0.906            307,773
                                                       2001      1.000          1.025              7,278

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.244          1.447                 --
                                                       2005      1.146          1.244            520,428
                                                       2004      1.036          1.146            519,463
                                                       2003      0.842          1.036            339,300
                                                       2002      1.000          0.842             12,755

Portfolio Architect XTRA -- Separate Account Charges 1.80% (B)
                               (continued)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.785          3.523            482,955
                                                       2006      2.214          2.785            415,073
                                                       2005      1.769          2.214            364,913
                                                       2004      1.444          1.769            127,549
                                                       2003      1.000          1.444             81,239

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      0.911          1.226          1,145,503
                                                       2008      1.556          0.911          1,295,980
                                                       2007      1.372          1.556          1,835,935
                                                       2006      1.151          1.372          2,059,240
                                                       2005      1.063          1.151          1,703,785
                                                       2004      0.913          1.063          1,163,252
                                                       2003      0.703          0.913            926,381
                                                       2002      0.879          0.703            848,308
                                                       2001      1.028          0.879            629,693

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.249          1.494                 --
                                                       2005      1.168          1.249             98,811
                                                       2004      1.025          1.168             60,904
                                                       2003      0.790          1.025             36,914
                                                       2002      1.000          0.790             16,815

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.062          1.085                 --
                                                       2005      1.067          1.062                 --
                                                       2004      1.000          1.067                 --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00).............................................  2006      1.044          1.078                 --
                                                       2005      0.988          1.044            353,202
                                                       2004      0.929          0.988            479,954
                                                       2003      0.831          0.929            499,603
                                                       2002      0.907          0.831            447,203
                                                       2001      1.000          0.907            240,551

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2009      0.856          1.056             55,292
                                                       2008      1.228          0.856             70,508
                                                       2007      1.027          1.228             62,032
                                                       2006      0.984          1.027             79,531
                                                       2005      0.892          0.984             79,559
                                                       2004      0.795          0.892             79,588
                                                       2003      0.641          0.795             95,897
                                                       2002      0.927          0.641             84,104
                                                       2001      1.000          0.927             86,994

Portfolio Architect XTRA -- Separate Account Charges 1.80% (B)
                               (continued)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2009      0.260          0.400             20,572
                                                       2008      0.472          0.260             20,592
                                                       2007      0.395          0.472             20,610
                                                       2006      0.373          0.395             66,021
                                                       2005      0.340          0.373             81,444
                                                       2004      0.345          0.340            127,596
                                                       2003      0.240          0.345            118,715
                                                       2002      0.413          0.240            131,205
                                                       2001      1.000          0.413            156,658

  Janus Aspen Worldwide Subaccount (Service Shares)
  (5/00).............................................  2008      0.711          0.670                 --
                                                       2007      0.662          0.711            137,751
                                                       2006      0.572          0.662            230,286
                                                       2005      0.551          0.572            290,156
                                                       2004      0.537          0.551            310,158
                                                       2003      0.442          0.537            350,206
                                                       2002      0.606          0.442            267,863
                                                       2001      1.000          0.606            538,280

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.536          1.720                 --
                                                       2005      1.503          1.536            188,728
                                                       2004      1.332          1.503            143,569
                                                       2003      1.000          1.332            110,206

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2009      0.838          1.107          4,057,265
                                                       2008      1.431          0.838          4,501,693
                                                       2007      1.486          1.431          5,135,041

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2009      0.872          1.046          2,099,812
                                                       2008      1.257          0.872          2,072,257
                                                       2007      1.216          1.257          2,788,257

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (4/00)........................  2009      0.946          1.202          4,903,108
                                                       2008      1.519          0.946          5,443,793
                                                       2007      1.588          1.519          6,644,107

Portfolio Architect XTRA -- Separate Account Charges 1.80% (B)
                               (continued)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)..................................  2009      0.904          1.106          1,519,990
                                                       2008      1.430          0.904          2,036,064
                                                       2007      1.401          1.430          2,333,864
                                                       2006      1.206          1.401            946,049
                                                       2005      1.153          1.206          1,115,732
                                                       2004      1.064          1.153          1,187,170
                                                       2003      0.818          1.064          1,333,292
                                                       2002      1.083          0.818          1,179,468
                                                       2001      1.000          1.083          1,083,417

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2009      0.612          0.856          2,036,450
                                                       2008      0.994          0.612          2,420,091
                                                       2007      0.994          0.994          3,008,124

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.967          1.356            572,442
                                                       2008      1.661          0.967            635,706
                                                       2007      1.537          1.661            711,266
                                                       2006      1.388          1.537            592,814
                                                       2005      1.347          1.388            604,912
                                                       2004      1.191          1.347            574,902
                                                       2003      0.815          1.191            576,668
                                                       2002      1.270          0.815            485,599
                                                       2001      1.000          1.270            272,556

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.620          0.603                 --
                                                       2008      1.009          0.620            922,723
                                                       2007      0.980          1.009          1,032,421
                                                       2006      0.866          0.980          1,229,220
                                                       2005      0.846          0.866          1,303,137
                                                       2004      0.781          0.846          1,710,378
                                                       2003      0.623          0.781          1,904,694
                                                       2002      0.817          0.623          1,645,211
                                                       2001      1.000          0.817          2,026,387

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2007      1.172          1.276                 --
                                                       2006      1.108          1.172                 --
                                                       2005      1.080          1.108                 --
                                                       2004      1.000          1.080                 --

Portfolio Architect XTRA -- Separate Account Charges 1.80% (B)
                               (continued)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.786          0.906              5,385
                                                       2008      1.015          0.786              5,385
                                                       2007      1.020          1.015             23,201
                                                       2006      0.997          1.020             25,930
                                                       2005      0.992          0.997             14,322
                                                       2004      0.998          0.992            134,836
                                                       2003      1.000          0.998              1,896

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.524          1.598                 --
                                                       2006      1.314          1.524          1,895,433
                                                       2005      1.286          1.314          2,164,713
                                                       2004      1.209          1.286          2,300,837
                                                       2003      0.885          1.209          2,565,201
                                                       2002      1.203          0.885          2,739,327
                                                       2001      1.000          1.203          1,631,911

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.183          1.232                 --
                                                       2006      1.156          1.183                 35
                                                       2005      1.118          1.156                 36
                                                       2004      1.133          1.118             17,927
                                                       2003      0.798          1.133             20,691
                                                       2002      1.000          0.798              1,000

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.312          1.357                 --
                                                       2006      1.203          1.312                 --
                                                       2005      1.114          1.203                 --
                                                       2004      1.040          1.114                 --
                                                       2003      0.756          1.040                 --
                                                       2002      1.000          0.756              3,000

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.220          1.274                 --
                                                       2006      1.105          1.220             30,872
                                                       2005      1.086          1.105             38,189
                                                       2004      1.020          1.086             52,267
                                                       2003      0.798          1.020             80,714
                                                       2002      1.000          0.798             10,207

Portfolio Architect XTRA -- Separate Account Charges 1.80% (B)
                               (continued)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.604          1.666                 --
                                                       2006      1.393          1.604            324,188
                                                       2005      1.373          1.393            307,439
                                                       2004      1.241          1.373            139,195
                                                       2003      1.000          1.241             69,924

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.793          1.975                 --
                                                       2006      1.627          1.793            700,110
                                                       2005      1.531          1.627            746,672
                                                       2004      1.256          1.531            579,899
                                                       2003      1.000          1.256            184,059

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.097          1.131                 --
                                                       2005      1.075          1.097                 --
                                                       2004      1.000          1.075                 --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.489          1.434                 --
                                                       2007      1.429          1.489            116,452
                                                       2006      1.503          1.429            222,874

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      0.988          1.035                 --
                                                       2006      0.934          0.988            825,415

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.636          0.745            907,154
                                                       2008      1.033          0.636            852,005
                                                       2007      1.027          1.033            924,596

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.585          0.777            369,314
                                                       2008      1.020          0.585            502,619
                                                       2007      1.218          1.020            566,490
                                                       2006      1.003          1.218            627,104

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.965          1.223             69,316
                                                       2008      1.314          0.965            135,692
                                                       2007      1.351          1.314            156,252
                                                       2006      1.269          1.351             90,298

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      0.646          0.986            506,819
                                                       2008      1.109          0.646            563,404
                                                       2007      1.139          1.109            698,065
                                                       2006      1.035          1.139            573,755

Portfolio Architect XTRA -- Separate Account Charges 1.80% (B)
                               (continued)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      0.491          0.690            581,308
                                                       2008      0.859          0.491            644,062
                                                       2007      0.671          0.859            631,493
                                                       2006      0.655          0.671            386,705

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.686          0.921             23,527
                                                       2008      1.132          0.686             60,552
                                                       2007      1.279          1.132             57,590

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.915          0.905                 --
                                                       2008      1.247          0.915                 --
                                                       2007      1.194          1.247                 --
                                                       2006      1.131          1.194                 --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2009      1.093          1.472             94,478
                                                       2008      1.364          1.093            101,984
                                                       2007      1.300          1.364             91,232
                                                       2006      1.242          1.300             45,012

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.688          0.800             45,442
                                                       2008      1.099          0.688             65,038
                                                       2007      1.076          1.099             69,903
                                                       2006      1.001          1.076            208,394

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.636          0.790            841,338
                                                       2008      1.058          0.636            973,382
                                                       2007      1.071          1.058          1,093,984
                                                       2006      1.015          1.071            127,962

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.594          0.564                 --
                                                       2008      1.055          0.594            121,428
                                                       2007      0.960          1.055            132,352
                                                       2006      0.973          0.960            174,184

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.853          1.125             61,008
                                                       2008      1.415          0.853              9,566
                                                       2007      1.294          1.415             16,629
                                                       2006      1.305          1.294                928

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2009      0.931          1.547             40,152
                                                       2008      2.125          0.931             51,125
                                                       2007      1.688          2.125             48,628

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.467          2.435            343,576
                                                       2008      3.208          1.467            267,117

Portfolio Architect XTRA -- Separate Account Charges 1.80% (B)
                               (continued)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      0.880          1.137            163,462
                                                       2008      1.554          0.880            222,502
                                                       2007      1.482          1.554            190,980

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.101          1.279          1,073,849
                                                       2008      1.200          1.101            950,841
                                                       2007      1.135          1.200            598,799

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.396          1.554          4,255,857

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      1.068          1.300            241,072
                                                       2008      1.619          1.068              3,861
                                                       2007      1.570          1.619              4,709
                                                       2006      1.462          1.570              4,714

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.173          1.294                 --
                                                       2006      1.116          1.173              6,324

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.318          1.723          1,008,270
                                                       2008      1.503          1.318            288,029
                                                       2007      1.435          1.503            294,839
                                                       2006      1.388          1.435            179,394

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.674          0.838            796,549
                                                       2008      0.979          0.674            848,317
                                                       2007      1.027          0.979            938,230
                                                       2006      1.003          1.027            406,832

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2009      0.755          0.940            356,455

  MIST Van Kampen Mid Cap Growth Subaccount (Class B)
  (4/08) *...........................................  2009      0.486          0.750              6,887
                                                       2008      0.876          0.486             29,528

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.366          0.536            736,319
                                                       2008      0.686          0.366            864,473
                                                       2007      0.580          0.686          1,013,548
                                                       2006      0.595          0.580          1,083,760

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2009      1.240          1.334            180,968
                                                       2008      1.308          1.240            181,660
                                                       2007      1.253          1.308            227,540
                                                       2006      1.208          1.253            275,369

Portfolio Architect XTRA -- Separate Account Charges 1.80% (B)
                               (continued)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2009      0.919          1.064                 --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.580          0.729            925,481

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2009      1.215          1.199            395,097
                                                       2008      1.203          1.215            771,619
                                                       2007      1.166          1.203            428,855
                                                       2006      1.142          1.166            129,005

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2009      0.424          0.419                 --
                                                       2008      0.723          0.424            460,070
                                                       2007      0.765          0.723            486,918

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2009      0.633          0.820             85,497
                                                       2008      1.026          0.633            117,294

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.460          0.480                 --
                                                       2008      0.849          0.460          1,057,641
                                                       2007      0.832          0.849          1,317,625
                                                       2006      0.822          0.832          1,654,099

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.824          0.985            533,193
                                                       2008      1.375          0.824            590,695
                                                       2007      1.345          1.375            755,426
                                                       2006      1.313          1.345            965,606

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.628          0.811            121,020
                                                       2008      1.074          0.628             14,940
                                                       2007      1.059          1.074             50,324
                                                       2006      1.002          1.059             59,683

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.908          1.075            136,767
                                                       2008      1.080          0.908            107,000
                                                       2007      1.041          1.080            128,604
                                                       2006      1.001          1.041                 --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.831          1.009            900,683
                                                       2008      1.079          0.831            221,749
                                                       2007      1.048          1.079            450,376
                                                       2006      1.002          1.048            116,832

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.756          0.940          1,218,224
                                                       2008      1.079          0.756          1,178,671
                                                       2007      1.053          1.079          2,094,626
                                                       2006      1.002          1.053          1,361,453

Portfolio Architect XTRA -- Separate Account Charges 1.80% (B)
                               (continued)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.688          0.872            452,880
                                                       2008      1.079          0.688            390,387
                                                       2007      1.058          1.079            390,395
                                                       2006      1.002          1.058            643,333

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.623          0.766            866,895

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      1.146          1.332          9,491,992
                                                       2008      1.502          1.146          9,827,561
                                                       2007      1.468          1.502         11,715,396
                                                       2006      1.375          1.468         12,781,425

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      1.097          1.302                 --
                                                       2008      1.474          1.097                 --
                                                       2007      1.395          1.474            655,898
                                                       2006      1.264          1.395            561,634

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.640          0.878            259,125
                                                       2008      1.096          0.640            225,877
                                                       2007      1.050          1.096            207,391
                                                       2006      0.996          1.050            414,055

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.652          0.916            696,673
                                                       2008      1.144          0.652            795,275
                                                       2007      1.067          1.144          1,031,603
                                                       2006      0.998          1.067          1,100,035

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2009      0.613          0.835            157,399
                                                       2008      0.934          0.613            189,170

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.151          1.194                 --
                                                       2006      1.085          1.151                 --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2009      1.077          1.106                 --
                                                       2008      1.099          1.077                 --
                                                       2007      1.071          1.099                 --
                                                       2006      1.036          1.071                 --

Portfolio Architect XTRA -- Separate Account Charges 1.80% (B)
                               (continued)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Money Market Portfolio
  Money Market Subaccount (10/97)....................  2006      1.133          1.142                 --
                                                       2005      1.121          1.133            181,676
                                                       2004      1.130          1.121            272,462
                                                       2003      1.141          1.130            606,702
                                                       2002      1.146          1.141            659,403
                                                       2001      1.000          1.146            311,856

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.112          1.175                 --
                                                       2005      1.071          1.112                 --
                                                       2004      1.000          1.071                 --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.109          1.130                 --
                                                       2006      1.121          1.109            607,213
                                                       2005      1.118          1.121            584,691
                                                       2004      1.045          1.118            966,189
                                                       2003      1.000          1.045             66,862

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.349          1.393                 --
                                                       2008      1.310          1.349          3,478,390
                                                       2007      1.227          1.310          3,699,723
                                                       2006      1.203          1.227          3,985,351
                                                       2005      1.195          1.203          4,221,279
                                                       2004      1.160          1.195          4,288,696
                                                       2003      1.125          1.160          4,958,737
                                                       2002      1.050          1.125          7,601,486
                                                       2001      1.000          1.050          1,040,045

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2008      0.948          0.879                 --
                                                       2007      0.875          0.948             31,826
                                                       2006      0.802          0.875             32,139
                                                       2005      0.761          0.802             32,678
                                                       2004      0.721          0.761             38,783
                                                       2003      0.556          0.721             39,926
                                                       2002      0.804          0.556             29,622
                                                       2001      1.000          0.804             14,734

Portfolio Architect XTRA -- Separate Account Charges 1.80% (B)
                               (continued)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.377          1.490                 --
                                                       2006      1.098          1.377            212,109
                                                       2005      0.996          1.098            158,085
                                                       2004      0.873          0.996            146,052
                                                       2003      0.691          0.873            211,713
                                                       2002      0.855          0.691            322,648
                                                       2001      1.000          0.855             86,605

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.923          2.052                 --
                                                       2006      1.669          1.923            425,127
                                                       2005      1.588          1.669            471,617
                                                       2004      1.281          1.588            472,818
                                                       2003      0.871          1.281            579,882
                                                       2002      1.086          0.871            660,876
                                                       2001      1.000          1.086            141,792

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.914          0.973                 --
                                                       2005      0.856          0.914            182,430
                                                       2004      0.818          0.856            171,322
                                                       2003      0.644          0.818            221,463
                                                       2002      0.862          0.644            139,857
                                                       2001      1.000          0.862            898,773

  Travelers Convertible Securities Subaccount
  (5/00).............................................  2006      1.166          1.242                 --
                                                       2005      1.183          1.166             45,018
                                                       2004      1.133          1.183             80,263
                                                       2003      0.914          1.133            118,626
                                                       2002      1.000          0.914             93,674
                                                       2001      1.000          1.000            909,851

  Travelers Disciplined Mid Cap Stock Subaccount
  (5/00).............................................  2006      1.377          1.503                 --
                                                       2005      1.247          1.377            243,296
                                                       2004      1.090          1.247            227,247
                                                       2003      0.830          1.090            219,879
                                                       2002      0.986          0.830             66,258
                                                       2001      1.000          0.986              7,202

  Travelers Equity Income Subaccount (11/99).........  2006      1.250          1.313                 --
                                                       2005      1.218          1.250            995,006
                                                       2004      1.129          1.218          1,068,502
                                                       2003      0.876          1.129          1,009,582
                                                       2002      1.037          0.876          1,084,598
                                                       2001      1.000          1.037            993,080

Portfolio Architect XTRA -- Separate Account Charges 1.80% (B)
                               (continued)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated High Yield Subaccount (5/00)...  2006      1.251          1.282                 --
                                                       2005      1.242          1.251            118,531
                                                       2004      1.146          1.242            128,538
                                                       2003      0.953          1.146            143,727
                                                       2002      0.936          0.953             77,295
                                                       2001      1.000          0.936             48,230

  Travelers Federated Stock Subaccount (5/00)........  2006      1.164          1.205                 --
                                                       2005      1.125          1.164            109,437
                                                       2004      1.036          1.125            101,534
                                                       2003      0.827          1.036            116,257
                                                       2002      1.044          0.827             63,998
                                                       2001      1.000          1.044             18,229

  Travelers Large Cap Subaccount (11/99).............  2006      0.798          0.822                 --
                                                       2005      0.747          0.798            781,209
                                                       2004      0.714          0.747            869,453
                                                       2003      0.583          0.714            855,552
                                                       2002      0.769          0.583            677,781
                                                       2001      1.000          0.769            439,291

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.076          1.143                 --
                                                       2005      1.000          1.076             44,303

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.029          1.033                 --
                                                       2005      1.000          1.029                 --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.045          1.081                 --
                                                       2005      1.000          1.045            219,969

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.063          1.109                 --
                                                       2005      1.000          1.063            467,697

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.036          1.056                 --
                                                       2005      1.000          1.036            110,884

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      0.881          0.934                 --
                                                       2005      0.800          0.881            861,839
                                                       2004      0.703          0.800            783,000
                                                       2003      0.591          0.703            735,879
                                                       2002      0.803          0.591            698,259
                                                       2001      1.000          0.803            662,621

Portfolio Architect XTRA -- Separate Account Charges 1.80% (B)
                               (continued)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      0.563          0.595                 --
                                                       2005      0.556          0.563          1,109,072
                                                       2004      0.496          0.556            224,455
                                                       2003      0.369          0.496            243,051
                                                       2002      0.734          0.369            281,572
                                                       2001      1.000          0.734            107,322

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.333          1.375                 --
                                                       2005      1.318          1.333         12,449,370
                                                       2004      1.204          1.318         11,916,507
                                                       2003      1.052          1.204         10,454,732
                                                       2002      1.131          1.052          7,548,788
                                                       2001      1.000          1.131          3,547,177

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.170          1.264                 --
                                                       2005      1.119          1.170            421,453
                                                       2004      1.000          1.119                 --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      0.902          1.035                 --
                                                       2005      0.838          0.902            380,664
                                                       2004      0.737          0.838            222,987
                                                       2003      0.584          0.737            138,766
                                                       2002      0.683          0.584             53,081
                                                       2001      1.000          0.683             25,354

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.379          1.462                 --
                                                       2005      1.325          1.379              6,594
                                                       2004      1.214          1.325              6,543
                                                       2003      1.000          1.214                 --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.061          1.116                 --
                                                       2005      1.000          1.061              2,137

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.375          1.388                 --
                                                       2005      1.350          1.375            138,929
                                                       2004      1.239          1.350             27,029
                                                       2003      1.055          1.239              2,981
                                                       2002      1.015          1.055             17,525
                                                       2001      1.000          1.015              7,608

  Travelers Quality Bond Subaccount (5/00)...........  2006      1.220          1.208                 --
                                                       2005      1.222          1.220            279,043
                                                       2004      1.204          1.222            360,186
                                                       2003      1.146          1.204            439,841
                                                       2002      1.103          1.146            335,801
                                                       2001      1.000          1.103            227,168

Portfolio Architect XTRA -- Separate Account Charges 1.80% (B)
                               (continued)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (11/99)......  2006      0.725          0.756                 --
                                                       2005      0.724          0.725          1,169,009
                                                       2004      0.668          0.724          1,352,969
                                                       2003      0.513          0.668          1,595,899
                                                       2002      0.787          0.513          1,454,962
                                                       2001      1.000          0.787          1,336,240

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.134          1.305                 --
                                                       2005      1.000          1.134                 --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.269                 --
                                                       2005      1.000          1.107              9,121

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.076          1.036                 --
                                                       2005      1.050          1.076                 --
                                                       2004      1.000          1.050                 --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/01).............................................  2009      0.753          0.730                 --
                                                       2008      1.194          0.753            423,984
                                                       2007      1.245          1.194            462,061
                                                       2006      1.092          1.245            522,527
                                                       2005      1.068          1.092            560,677
                                                       2004      0.926          1.068            689,021
                                                       2003      0.721          0.926            722,215
                                                       2002      0.911          0.721            625,949
                                                       2001      1.000          0.911            158,937

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2009      0.541          0.554                 --
                                                       2008      0.967          0.541            137,420
                                                       2007      0.876          0.967            140,562
                                                       2006      0.835          0.876            148,810
                                                       2005      0.788          0.835            158,132
                                                       2004      0.773          0.788            222,946
                                                       2003      0.626          0.773            237,911
                                                       2002      0.906          0.626            196,781
                                                       2001      1.000          0.906             26,673




           PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.85%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.078          1.153                --
                                                       2006      1.000          1.078                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.199          1.258                --
                                                       2005      1.156          1.199                --
                                                       2004      1.113          1.156                --
                                                       2003      1.000          1.113                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.312          1.279                --
                                                       2005      1.163          1.312             9,868
                                                       2004      1.094          1.163             9,271
                                                       2003      1.000          1.094                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.195          1.670           227,881
                                                       2008      1.976          1.195           196,025
                                                       2007      1.753          1.976           322,640
                                                       2006      1.483          1.753           396,878
                                                       2005      1.324          1.483           366,359
                                                       2004      1.188          1.324           417,808
                                                       2003      1.000          1.188                --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.951          1.301           328,613
                                                       2008      1.729          0.951           360,971
                                                       2007      1.568          1.729           501,271
                                                       2006      1.449          1.568           615,511
                                                       2005      1.270          1.449           608,021
                                                       2004      1.150          1.270           756,462
                                                       2003      1.000          1.150            44,022

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      0.919          1.184           736,770
                                                       2008      1.507          0.919           805,816
                                                       2007      1.461          1.507         1,935,341
                                                       2006      1.292          1.461         2,097,027
                                                       2005      1.244          1.292         2,116,141
                                                       2004      1.148          1.244         1,961,278
                                                       2003      1.000          1.148             6,912

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.560          1.542                --
                                                       2005      1.344          1.560            69,179
                                                       2004      1.146          1.344                --
                                                       2003      1.000          1.146                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/00).............................................  2007      2.454          2.568                --
                                                       2006      1.886          2.454                --
                                                       2005      1.502          1.886                --
                                                       2004      1.224          1.502                --
                                                       2003      1.000          1.224                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      1.552          2.021                --
                                                       2005      1.475          1.552           129,943
                                                       2004      1.144          1.475                --
                                                       2003      1.000          1.144                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/00).....................................  2008      1.414          1.352                --
                                                       2007      1.345          1.414                --
                                                       2006      1.176          1.345                --
                                                       2005      1.148          1.176                --
                                                       2004      1.113          1.148                --
                                                       2003      1.000          1.113                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/00).....................................  2008      1.160          1.095                --
                                                       2007      1.329          1.160                --
                                                       2006      1.305          1.329                --
                                                       2005      1.256          1.305                --
                                                       2004      1.149          1.256                --
                                                       2003      1.000          1.149                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.302          1.415                --
                                                       2005      1.204          1.302            22,102
                                                       2004      1.074          1.204            11,520
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.299          1.447                --
                                                       2005      1.202          1.299            23,557
                                                       2004      1.067          1.202                --
                                                       2003      1.000          1.067                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (5/00)....................................  2009      1.047          1.393                --
                                                       2008      1.862          1.047                --
                                                       2007      1.617          1.862                --
                                                       2006      1.478          1.617                --
                                                       2005      1.291          1.478                --
                                                       2004      1.142          1.291                --
                                                       2003      1.000          1.142                --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (5/01)................  2009      0.878          1.171                --
                                                       2008      1.525          0.878                --
                                                       2007      1.456          1.525                --
                                                       2006      1.303          1.456                --
                                                       2005      1.100          1.303                --
                                                       2004      1.106          1.100                --
                                                       2003      1.000          1.106                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2009      1.259          1.727            98,387
                                                       2008      2.124          1.259           124,459
                                                       2007      1.876          2.124           235,956
                                                       2006      1.700          1.876           243,628
                                                       2005      1.467          1.700           239,727
                                                       2004      1.199          1.467            67,419
                                                       2003      1.000          1.199                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.342          1.560                --
                                                       2005      1.236          1.342           258,171
                                                       2004      1.118          1.236            39,520
                                                       2003      1.000          1.118                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.077          2.797                --
                                                       2007      2.434          3.077           192,608
                                                       2006      1.936          2.434           188,869
                                                       2005      1.547          1.936           182,353
                                                       2004      1.264          1.547           126,742
                                                       2003      1.000          1.264                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      1.171          1.575            84,431
                                                       2008      2.001          1.171            98,471
                                                       2007      1.765          2.001           120,426
                                                       2006      1.481          1.765           154,849
                                                       2005      1.369          1.481           157,333
                                                       2004      1.176          1.369            84,521
                                                       2003      1.000          1.176                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.415          1.692                --
                                                       2005      1.324          1.415            86,958
                                                       2004      1.162          1.324                --
                                                       2003      1.000          1.162                --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.061          1.084                --
                                                       2005      1.067          1.061                --
                                                       2004      1.000          1.067                --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00).............................................  2006      1.211          1.250                --
                                                       2005      1.146          1.211                --
                                                       2004      1.078          1.146                --
                                                       2003      1.000          1.078                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2009      1.201          1.481                --
                                                       2008      1.724          1.201                --
                                                       2007      1.443          1.724                --
                                                       2006      1.382          1.443                --
                                                       2005      1.253          1.382                --
                                                       2004      1.118          1.253                --
                                                       2003      1.000          1.118                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2009      0.902          1.390                --
                                                       2008      1.641          0.902                --
                                                       2007      1.374          1.641                --
                                                       2006      1.298          1.374                --
                                                       2005      1.185          1.298                --
                                                       2004      1.200          1.185                --
                                                       2003      1.000          1.200                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Worldwide Subaccount (Service Shares)
  (5/00).............................................  2008      1.510          1.421                --
                                                       2007      1.407          1.510                --
                                                       2006      1.215          1.407                --
                                                       2005      1.172          1.215                --
                                                       2004      1.142          1.172                --
                                                       2003      1.000          1.142                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.352          1.514                --
                                                       2005      1.324          1.352            18,870
                                                       2004      1.174          1.324             8,143
                                                       2003      1.000          1.174                --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2009      0.837          1.106           189,411
                                                       2008      1.431          0.837           201,877
                                                       2007      1.487          1.431           214,020

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2009      1.020          1.222           139,786
                                                       2008      1.469          1.020           124,017
                                                       2007      1.422          1.469           126,442

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (4/00)........................  2009      0.907          1.152           171,979
                                                       2008      1.457          0.907           190,799
                                                       2007      1.524          1.457           209,031

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)..................................  2009      0.973          1.190            11,883
                                                       2008      1.540          0.973            21,506
                                                       2007      1.510          1.540            21,521
                                                       2006      1.301          1.510            22,513
                                                       2005      1.244          1.301            23,614
                                                       2004      1.148          1.244            24,790
                                                       2003      1.000          1.148                --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2009      0.778          1.087            29,954
                                                       2008      1.263          0.778            29,981
                                                       2007      1.264          1.263            30,004

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2009      1.002          1.404            55,440
                                                       2008      1.722          1.002            66,582
                                                       2007      1.594          1.722            70,817
                                                       2006      1.440          1.594            54,439
                                                       2005      1.399          1.440            47,318
                                                       2004      1.238          1.399            49,869
                                                       2003      1.000          1.238            23,159

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.894          0.870                --
                                                       2008      1.458          0.894           138,010
                                                       2007      1.415          1.458           148,013
                                                       2006      1.252          1.415           193,468
                                                       2005      1.224          1.252           193,468
                                                       2004      1.131          1.224           149,335
                                                       2003      1.000          1.131                --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2009      0.935          1.128                --
                                                       2008      1.274          0.935                --
                                                       2007      1.170          1.274                --
                                                       2006      1.107          1.170                --
                                                       2005      1.080          1.107                --
                                                       2004      1.000          1.080                --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.784          0.903            10,692
                                                       2008      1.013          0.784            10,692
                                                       2007      1.018          1.013            10,692
                                                       2006      0.996          1.018            10,692
                                                       2005      0.991          0.996            10,692
                                                       2004      0.998          0.991                --
                                                       2003      1.000          0.998                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.475          1.546                --
                                                       2006      1.272          1.475            10,131
                                                       2005      1.245          1.272            10,131
                                                       2004      1.171          1.245            11,919
                                                       2003      1.000          1.171                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.213          1.263                --
                                                       2006      1.186          1.213                --
                                                       2005      1.148          1.186                --
                                                       2004      1.163          1.148                --
                                                       2003      1.000          1.163                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.444          1.493                --
                                                       2006      1.324          1.444                --
                                                       2005      1.227          1.324                --
                                                       2004      1.146          1.227                --
                                                       2003      1.000          1.146                --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.345          1.404                --
                                                       2006      1.219          1.345                --
                                                       2005      1.198          1.219                --
                                                       2004      1.126          1.198                --
                                                       2003      1.000          1.126                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.473          1.529                --
                                                       2006      1.279          1.473           153,794
                                                       2005      1.262          1.279           142,440
                                                       2004      1.141          1.262            83,033
                                                       2003      1.000          1.141             1,380

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.649          1.816                --
                                                       2006      1.497          1.649           404,632
                                                       2005      1.409          1.497           390,551
                                                       2004      1.157          1.409           213,454
                                                       2003      1.000          1.157            21,860

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.096          1.130                --
                                                       2005      1.075          1.096                --
                                                       2004      1.000          1.075                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.599          1.540                --
                                                       2007      1.536          1.599                --
                                                       2006      1.615          1.536                --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2009      0.965          1.396                --
                                                       2008      1.295          0.965                --
                                                       2007      1.284          1.295                --
                                                       2006      1.220          1.284                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.531          1.604                --
                                                       2006      1.448          1.531                --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.985          1.152                --
                                                       2008      1.600          0.985                --
                                                       2007      1.590          1.600                --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.584          0.775               136
                                                       2008      1.019          0.584               138
                                                       2007      1.218          1.019            58,564
                                                       2006      1.003          1.218           310,322

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.963          1.220             2,482
                                                       2008      1.312          0.963             2,484
                                                       2007      1.350          1.312             2,486
                                                       2006      1.268          1.350                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      1.013          1.546            70,829
                                                       2008      1.741          1.013            76,457
                                                       2007      1.789          1.741            86,934
                                                       2006      1.626          1.789            87,440

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      1.154          1.622             7,844
                                                       2008      2.021          1.154             2,595
                                                       2007      1.579          2.021                --
                                                       2006      1.542          1.579                --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.685          0.919                --
                                                       2008      1.131          0.685                --
                                                       2007      1.278          1.131                --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.913          0.902                --
                                                       2008      1.244          0.913                --
                                                       2007      1.192          1.244                --
                                                       2006      1.130          1.192                --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2009      1.063          1.430                --
                                                       2008      1.327          1.063                --
                                                       2007      1.265          1.327                --
                                                       2006      1.209          1.265                --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.687          0.798                --
                                                       2008      1.098          0.687                --
                                                       2007      1.076          1.098                --
                                                       2006      1.001          1.076                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.635          0.789           205,212
                                                       2008      1.057          0.635           324,370
                                                       2007      1.070          1.057           523,815
                                                       2006      1.015          1.070                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.824          0.783                --
                                                       2008      1.464          0.824           155,432
                                                       2007      1.332          1.464           150,905
                                                       2006      1.351          1.332           152,266

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.852          1.122                --
                                                       2008      1.413          0.852            14,217
                                                       2007      1.292          1.413                --
                                                       2006      1.304          1.292                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2009      1.406          2.335                --
                                                       2008      3.211          1.406                --
                                                       2007      2.552          3.211                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.281          2.125            38,350
                                                       2008      2.801          1.281            22,733

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.188          1.534            20,374
                                                       2008      2.099          1.188                --
                                                       2007      2.002          2.099            37,791

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.100          1.278            86,632
                                                       2008      1.200          1.100            82,526
                                                       2007      1.135          1.200            84,984

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.231          1.369         1,006,088

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      0.990          1.204            39,393
                                                       2008      1.502          0.990            37,407
                                                       2007      1.457          1.502            37,413
                                                       2006      1.357          1.457            38,058

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.172          1.293                --
                                                       2006      1.115          1.172                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.146          1.497           140,023
                                                       2008      1.308          1.146           126,894
                                                       2007      1.249          1.308            97,421
                                                       2006      1.208          1.249            93,819

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.674          0.836           133,412
                                                       2008      0.978          0.674           202,001
                                                       2007      1.027          0.978           321,269
                                                       2006      1.003          1.027            75,116

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2009      0.924          1.151                --

  MIST Van Kampen Mid Cap Growth Subaccount (Class B)
  (4/08) *...........................................  2009      0.757          1.169                --
                                                       2008      1.367          0.757                --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.833          1.220                --
                                                       2008      1.563          0.833                --
                                                       2007      1.323          1.563                --
                                                       2006      1.357          1.323                --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2009      1.053          1.132                --
                                                       2008      1.111          1.053                --
                                                       2007      1.065          1.111                --
                                                       2006      1.027          1.065                --

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2009      0.916          1.061                --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.804          1.011           134,412

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2009      1.068          1.053                --
                                                       2008      1.058          1.068                --
                                                       2007      1.026          1.058                --
                                                       2006      1.005          1.026                --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2009      0.747          0.738                --
                                                       2008      1.273          0.747             2,592
                                                       2007      1.346          1.273             2,784

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2009      0.830          1.076                --
                                                       2008      1.347          0.830                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.722          0.753                --
                                                       2008      1.334          0.722                --
                                                       2007      1.307          1.334                --
                                                       2006      1.292          1.307                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.825          0.985            51,008
                                                       2008      1.377          0.825            51,630
                                                       2007      1.348          1.377            57,807
                                                       2006      1.316          1.348            61,266

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.627          0.810                --
                                                       2008      1.073          0.627                --
                                                       2007      1.059          1.073                --
                                                       2006      1.002          1.059                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.907          1.073                --
                                                       2008      1.079          0.907                --
                                                       2007      1.041          1.079                --
                                                       2006      1.001          1.041                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.829          1.007           448,087
                                                       2008      1.078          0.829           448,099
                                                       2007      1.047          1.078            27,695
                                                       2006      1.002          1.047            27,695

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.755          0.938           251,179
                                                       2008      1.078          0.755           251,316
                                                       2007      1.053          1.078           251,440
                                                       2006      1.002          1.053           251,551

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.687          0.870           563,253
                                                       2008      1.078          0.687           563,315
                                                       2007      1.058          1.078           492,221
                                                       2006      1.002          1.058           449,736

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.899          1.105           131,834

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      1.025          1.191           287,576
                                                       2008      1.344          1.025           314,857
                                                       2007      1.314          1.344           352,243
                                                       2006      1.231          1.314           391,019

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      1.091          1.295                --
                                                       2008      1.472          1.091                --
                                                       2007      1.393          1.472           116,052
                                                       2006      1.262          1.393            99,473

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.639          0.877           141,268
                                                       2008      1.095          0.639           145,760
                                                       2007      1.049          1.095           153,330
                                                       2006      0.996          1.049           160,161

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.651          0.914            12,362
                                                       2008      1.143          0.651            12,086
                                                       2007      1.067          1.143            52,036
                                                       2006      0.998          1.067            12,421

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2009      0.720          0.979                --
                                                       2008      1.097          0.720                --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.150          1.192                --
                                                       2006      1.084          1.150                --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2009      1.075          1.102                --
                                                       2008      1.097          1.075                --
                                                       2007      1.069          1.097                --
                                                       2006      1.035          1.069                --

Money Market Portfolio
  Money Market Subaccount (10/97)....................  2006      0.997          1.005                --
                                                       2005      0.987          0.997                --
                                                       2004      0.995          0.987                --
                                                       2003      1.000          0.995                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.111          1.173                --
                                                       2005      1.071          1.111                --
                                                       2004      1.000          1.071                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.109          1.130                --
                                                       2006      1.122          1.109           128,903
                                                       2005      1.119          1.122           140,482
                                                       2004      1.047          1.119           111,926
                                                       2003      1.000          1.047             1,446

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.189          1.227                --
                                                       2008      1.156          1.189         1,070,964
                                                       2007      1.082          1.156           355,704
                                                       2006      1.062          1.082           381,793
                                                       2005      1.056          1.062           349,936
                                                       2004      1.025          1.056            81,069
                                                       2003      1.000          1.025            25,954

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2008      1.480          1.372                --
                                                       2007      1.366          1.480                --
                                                       2006      1.253          1.366                --
                                                       2005      1.190          1.253                --
                                                       2004      1.127          1.190                --
                                                       2003      1.000          1.127                --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.861          2.013                --
                                                       2006      1.484          1.861                --
                                                       2005      1.348          1.484                --
                                                       2004      1.181          1.348                --
                                                       2003      1.000          1.181                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.855          1.979                --
                                                       2006      1.611          1.855           173,408
                                                       2005      1.533          1.611           174,164
                                                       2004      1.237          1.533           243,645
                                                       2003      1.000          1.237                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.270          1.351                --
                                                       2005      1.189          1.270           152,266
                                                       2004      1.138          1.189           152,252
                                                       2003      1.000          1.138                --

  Travelers Convertible Securities Subaccount
  (5/00).............................................  2006      1.135          1.209                --
                                                       2005      1.152          1.135                --
                                                       2004      1.104          1.152                --
                                                       2003      1.000          1.104                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (5/00).............................................  2006      1.480          1.615                --
                                                       2005      1.341          1.480                --
                                                       2004      1.173          1.341                --
                                                       2003      1.000          1.173                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (11/99).........  2006      1.254          1.316                --
                                                       2005      1.223          1.254            39,678
                                                       2004      1.133          1.223            33,990
                                                       2003      1.000          1.133                --

  Travelers Federated High Yield Subaccount (5/00)...  2006      1.191          1.220                --
                                                       2005      1.183          1.191                --
                                                       2004      1.092          1.183                --
                                                       2003      1.000          1.092                --

  Travelers Federated Stock Subaccount (5/00)........  2006      1.287          1.332                --
                                                       2005      1.245          1.287                --
                                                       2004      1.147          1.245                --
                                                       2003      1.000          1.147                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.254          1.292                --
                                                       2005      1.176          1.254                --
                                                       2004      1.124          1.176                --
                                                       2003      1.000          1.124                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.076          1.143                --
                                                       2005      1.000          1.076                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.029          1.032                --
                                                       2005      1.000          1.029                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.044          1.081                --
                                                       2005      1.000          1.044           125,731

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.063          1.108                --
                                                       2005      1.000          1.063           406,528

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.036          1.055                --
                                                       2005      1.000          1.036            26,298

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.365          1.448                --
                                                       2005      1.241          1.365                --
                                                       2004      1.091          1.241                --
                                                       2003      1.000          1.091                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.284          1.357                --
                                                       2005      1.269          1.284                --
                                                       2004      1.133          1.269                --
                                                       2003      1.000          1.133                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.194          1.231                --
                                                       2005      1.181          1.194           367,601
                                                       2004      1.080          1.181           234,176
                                                       2003      1.000          1.080             8,740

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.169          1.262                --
                                                       2005      1.119          1.169           154,706
                                                       2004      1.000          1.119            67,350

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.417          1.626                --
                                                       2005      1.318          1.417            84,163
                                                       2004      1.160          1.318            54,646
                                                       2003      1.000          1.160            21,973

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.280          1.357                --
                                                       2005      1.231          1.280            38,066
                                                       2004      1.128          1.231            12,985
                                                       2003      1.000          1.128                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.061          1.115                --
                                                       2005      1.000          1.061                --

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.197          1.208                --
                                                       2005      1.176          1.197            89,190
                                                       2004      1.080          1.176                --
                                                       2003      1.000          1.080                --

  Travelers Quality Bond Subaccount (5/00)...........  2006      1.037          1.027                --
                                                       2005      1.039          1.037                --
                                                       2004      1.025          1.039                --
                                                       2003      1.000          1.025                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.211          1.263                --
                                                       2005      1.209          1.211                --
                                                       2004      1.118          1.209                --
                                                       2003      1.000          1.118                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.134          1.304                --
                                                       2005      1.000          1.134                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.268                --
                                                       2005      1.000          1.107                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.075          1.035                --
                                                       2005      1.049          1.075                --
                                                       2004      1.000          1.049                --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/01).............................................  2009      0.922          1.162                --
                                                       2008      1.463          0.922                --
                                                       2007      1.526          1.463                --
                                                       2006      1.340          1.526                --
                                                       2005      1.311          1.340                --
                                                       2004      1.137          1.311                --
                                                       2003      1.000          1.137                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2009      0.791          0.810                --
                                                       2008      1.415          0.791                --
                                                       2007      1.282          1.415                --
                                                       2006      1.223          1.282                --
                                                       2005      1.155          1.223                --
                                                       2004      1.134          1.155                --
                                                       2003      1.000          1.134                --




           PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.90%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.078          1.153               --
                                                       2006      1.000          1.078               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.043          1.094               --
                                                       2005      1.000          1.043               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.159          1.130               --
                                                       2005      1.000          1.159               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.901          1.259          176,849
                                                       2008      1.491          0.901          190,852
                                                       2007      1.324          1.491          234,135
                                                       2006      1.120          1.324          217,417
                                                       2005      1.000          1.120          179,303

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.751          1.028          443,485
                                                       2008      1.367          0.751          454,456
                                                       2007      1.240          1.367          508,618
                                                       2006      1.147          1.240          504,864
                                                       2005      1.000          1.147          366,448

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      0.740          0.953          453,586
                                                       2008      1.214          0.740          455,837
                                                       2007      1.178          1.214          512,162
                                                       2006      1.042          1.178          512,988
                                                       2005      1.000          1.042          429,313

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.169          1.156               --
                                                       2005      1.000          1.169               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/00).............................................  2007      1.589          1.663               --
                                                       2006      1.222          1.589               --
                                                       2005      1.000          1.222               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      1.087          1.415               --
                                                       2005      1.000          1.087           75,854

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/00).....................................  2008      1.213          1.159               --
                                                       2007      1.154          1.213               --
                                                       2006      1.010          1.154               --
                                                       2005      1.000          1.010               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/00).....................................  2008      0.943          0.889               --
                                                       2007      1.080          0.943               --
                                                       2006      1.061          1.080               --
                                                       2005      1.000          1.061               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.080          1.173               --
                                                       2005      1.000          1.080               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.106          1.232               --
                                                       2005      1.000          1.106               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (5/00)....................................  2009      0.802          1.066               --
                                                       2008      1.427          0.802               --
                                                       2007      1.240          1.427               --
                                                       2006      1.134          1.240               --
                                                       2005      1.000          1.134               --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (5/01)................  2009      0.794          1.058               --
                                                       2008      1.380          0.794               --
                                                       2007      1.318          1.380               --
                                                       2006      1.180          1.318               --
                                                       2005      1.000          1.180               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2009      0.844          1.158           63,475
                                                       2008      1.425          0.844           67,388
                                                       2007      1.259          1.425           85,363
                                                       2006      1.142          1.259           85,825
                                                       2005      1.000          1.142           33,594

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.083          1.258               --
                                                       2005      1.000          1.083          162,991

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      1.924          1.748               --
                                                       2007      1.523          1.924           68,269
                                                       2006      1.211          1.523           50,743
                                                       2005      1.000          1.211           13,648

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      0.849          1.141          110,227
                                                       2008      1.451          0.849          126,501
                                                       2007      1.281          1.451          143,619
                                                       2006      1.075          1.281          140,740
                                                       2005      1.000          1.075           34,061

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.065          1.273               --
                                                       2005      1.000          1.065            9,151

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      0.989          1.011               --
                                                       2005      1.000          0.989               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00).............................................  2006      1.061          1.095               --
                                                       2005      1.000          1.061               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2009      0.983          1.212               --
                                                       2008      1.412          0.983               --
                                                       2007      1.183          1.412               --
                                                       2006      1.134          1.183               --
                                                       2005      1.000          1.134               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2009      0.782          1.203               --
                                                       2008      1.422          0.782               --
                                                       2007      1.191          1.422               --
                                                       2006      1.126          1.191               --
                                                       2005      1.000          1.126               --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (5/00).............................................  2008      1.295          1.219               --
                                                       2007      1.207          1.295               --
                                                       2006      1.043          1.207               --
                                                       2005      1.000          1.043               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.032          1.155               --
                                                       2005      1.000          1.032               --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2009      0.690          0.911           37,114
                                                       2008      1.181          0.690           32,897
                                                       2007      1.227          1.181           34,148

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2009      0.844          1.012           32,395
                                                       2008      1.218          0.844            8,387
                                                       2007      1.179          1.218            8,391

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (4/00)........................  2009      0.738          0.937            6,238
                                                       2008      1.186          0.738            6,249
                                                       2007      1.241          1.186            6,258

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)..................................  2009      0.783          0.957            2,659
                                                       2008      1.240          0.783            2,663
                                                       2007      1.217          1.240            2,667
                                                       2006      1.049          1.217            2,670
                                                       2005      1.000          1.049            2,673

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2009      0.690          0.964           25,534
                                                       2008      1.121          0.690           25,545
                                                       2007      1.122          1.121           35,844

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.749          1.049           29,903
                                                       2008      1.287          0.749           29,903
                                                       2007      1.192          1.287           41,790
                                                       2006      1.078          1.192               --
                                                       2005      1.000          1.078               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.734          0.713               --
                                                       2008      1.196          0.734           11,922
                                                       2007      1.162          1.196           11,929
                                                       2006      1.029          1.162           11,936
                                                       2005      1.000          1.029            8,096

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2009      0.883          1.064               --
                                                       2008      1.203          0.883               --
                                                       2007      1.106          1.203               --
                                                       2006      1.047          1.106               --
                                                       2005      1.000          1.047               --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.789          0.908               --
                                                       2008      1.020          0.789           10,595
                                                       2007      1.025          1.020           10,595
                                                       2006      1.004          1.025           10,595
                                                       2005      1.000          1.004           10,595

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.201          1.259               --
                                                       2006      1.036          1.201               --
                                                       2005      1.000          1.036               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.081          1.125               --
                                                       2006      1.058          1.081               --
                                                       2005      1.000          1.058               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.191          1.232               --
                                                       2006      1.093          1.191               --
                                                       2005      1.000          1.093               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.136          1.185               --
                                                       2006      1.030          1.136               --
                                                       2005      1.000          1.030               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.182          1.227               --
                                                       2006      1.027          1.182          115,957
                                                       2005      1.000          1.027          108,174

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.185          1.305               --
                                                       2006      1.076          1.185           55,177
                                                       2005      1.000          1.076           52,974

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.020          1.051               --
                                                       2005      1.000          1.020               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.183          1.139               --
                                                       2007      1.137          1.183               --
                                                       2006      1.196          1.137               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2009      0.809          1.170               --
                                                       2008      1.087          0.809               --
                                                       2007      1.078          1.087               --
                                                       2006      1.025          1.078               --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.225          1.283               --
                                                       2006      1.159          1.225               --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.787          0.920               --
                                                       2008      1.279          0.787               --
                                                       2007      1.272          1.279               --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.584          0.774           52,698
                                                       2008      1.018          0.584           77,047
                                                       2007      1.218          1.018          106,262
                                                       2006      1.003          1.218           92,204

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.961          1.217               --
                                                       2008      1.310          0.961               --
                                                       2007      1.348          1.310               --
                                                       2006      1.268          1.348               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      0.764          1.166           61,576
                                                       2008      1.314          0.764           73,965
                                                       2007      1.351          1.314           70,077
                                                       2006      1.229          1.351           50,924

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      0.864          1.214            9,863
                                                       2008      1.514          0.864           31,225
                                                       2007      1.183          1.514               --
                                                       2006      1.156          1.183               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.684          0.917               --
                                                       2008      1.129          0.684               --
                                                       2007      1.277          1.129               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.849          0.839               --
                                                       2008      1.157          0.849               --
                                                       2007      1.109          1.157               --
                                                       2006      1.051          1.109               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2009      0.935          1.258               --
                                                       2008      1.167          0.935               --
                                                       2007      1.114          1.167               --
                                                       2006      1.065          1.114               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.686          0.797               --
                                                       2008      1.097          0.686               --
                                                       2007      1.075          1.097               --
                                                       2006      1.001          1.075               --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.634          0.787           28,499
                                                       2008      1.056          0.634           43,072
                                                       2007      1.070          1.056           61,135
                                                       2006      1.015          1.070               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.702          0.666               --
                                                       2008      1.247          0.702               --
                                                       2007      1.135          1.247               --
                                                       2006      1.152          1.135               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.850          1.120               --
                                                       2008      1.411          0.850               --
                                                       2007      1.291          1.411               --
                                                       2006      1.304          1.291               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2009      0.910          1.510               --
                                                       2008      2.079          0.910               --
                                                       2007      1.653          2.079               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      0.801          1.327           53,438
                                                       2008      1.751          0.801           60,100

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      0.878          1.134               --
                                                       2008      1.553          0.878               --
                                                       2007      1.482          1.553               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      0.972          1.128           15,713
                                                       2008      1.061          0.972           18,711
                                                       2007      1.004          1.061           18,714

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.158          1.288          158,737

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      0.808          0.983               --
                                                       2008      1.227          0.808               --
                                                       2007      1.191          1.227               --
                                                       2006      1.110          1.191               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.171          1.291               --
                                                       2006      1.115          1.171               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      0.964          1.259           63,318
                                                       2008      1.101          0.964           54,617
                                                       2007      1.052          1.101           34,616
                                                       2006      1.018          1.052           34,623

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.673          0.835           40,673
                                                       2008      0.977          0.673           44,010
                                                       2007      1.027          0.977           62,752
                                                       2006      1.003          1.027           15,933

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2009      0.710          0.884               --

  MIST Van Kampen Mid Cap Growth Subaccount (Class B)
  (4/08) *...........................................  2009      0.646          0.996               --
                                                       2008      1.166          0.646               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.679          0.994           43,614
                                                       2008      1.275          0.679           44,987
                                                       2007      1.080          1.275           46,380
                                                       2006      1.108          1.080           38,929

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2009      1.006          1.081               --
                                                       2008      1.062          1.006               --
                                                       2007      1.018          1.062               --
                                                       2006      0.982          1.018               --

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2009      0.852          0.986               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.684          0.860           14,707

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2009      1.080          1.064               --
                                                       2008      1.070          1.080               --
                                                       2007      1.038          1.070               --
                                                       2006      1.017          1.038               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2009      0.657          0.649               --
                                                       2008      1.120          0.657               --
                                                       2007      1.185          1.120               --

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2009      0.712          0.921               --
                                                       2008      1.155          0.712               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.620          0.646               --
                                                       2008      1.144          0.620           15,184
                                                       2007      1.122          1.144               --
                                                       2006      1.109          1.122               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.677          0.809           25,918
                                                       2008      1.132          0.677           25,930
                                                       2007      1.108          1.132           36,384
                                                       2006      1.082          1.108           36,393

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.626          0.808               --
                                                       2008      1.072          0.626               --
                                                       2007      1.058          1.072               --
                                                       2006      1.002          1.058               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.905          1.071               --
                                                       2008      1.078          0.905               --
                                                       2007      1.041          1.078               --
                                                       2006      1.001          1.041               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.828          1.005          262,197
                                                       2008      1.077          0.828          262,206
                                                       2007      1.047          1.077          262,214
                                                       2006      1.002          1.047          262,221

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.754          0.937          142,369
                                                       2008      1.077          0.754           85,409
                                                       2007      1.052          1.077           53,095
                                                       2006      1.002          1.052           90,721

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.686          0.869          149,081
                                                       2008      1.077          0.686          149,081
                                                       2007      1.057          1.077          149,081
                                                       2006      1.002          1.057          149,081

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.738          0.906           11,914

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      0.867          1.007           90,757
                                                       2008      1.137          0.867          114,484
                                                       2007      1.113          1.137          113,886
                                                       2006      1.043          1.113          113,928

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      1.086          1.287               --
                                                       2008      1.305          1.086               --
                                                       2007      1.236          1.305           74,165
                                                       2006      1.120          1.236           44,940

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.638          0.875           24,771
                                                       2008      1.094          0.638           18,596
                                                       2007      1.049          1.094           19,074
                                                       2006      0.996          1.049           19,087

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.650          0.912            7,055
                                                       2008      1.142          0.650            7,646
                                                       2007      1.067          1.142            8,319
                                                       2006      0.998          1.067               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2009      0.584          0.795               --
                                                       2008      0.891          0.584               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.072          1.111               --
                                                       2006      1.011          1.072               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2009      0.999          1.024               --
                                                       2008      1.020          0.999               --
                                                       2007      0.995          1.020               --
                                                       2006      0.963          0.995               --

Money Market Portfolio
  Money Market Subaccount (10/97)....................  2006      1.009          1.017               --
                                                       2005      1.000          1.009               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount (Service
  Shares) (5/04).....................................  2006      1.044          1.102               --
                                                       2005      1.000          1.044               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      0.981          0.999               --
                                                       2006      0.993          0.981           18,714
                                                       2005      1.000          0.993           19,964

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.119          1.155               --
                                                       2008      1.088          1.119          126,037
                                                       2007      1.020          1.088          139,474
                                                       2006      1.001          1.020          138,731
                                                       2005      1.000          1.001           96,251

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2008      1.262          1.170               --
                                                       2007      1.166          1.262               --
                                                       2006      1.070          1.166               --
                                                       2005      1.000          1.070               --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.377          1.490               --
                                                       2006      1.099          1.377               --
                                                       2005      1.000          1.099               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.216          1.297               --
                                                       2006      1.056          1.216           39,275
                                                       2005      1.000          1.056           13,937

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.083          1.152               --
                                                       2005      1.000          1.083               --

  Travelers Convertible Securities Subaccount
  (5/00).............................................  2006      1.000          1.065               --
                                                       2005      1.000          1.000               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Disciplined Mid Cap Stock Subaccount
  (5/00).............................................  2006      1.096          1.196               --
                                                       2005      1.000          1.096               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.031          1.082               --
                                                       2005      1.000          1.031           36,401

  Travelers Federated High Yield Subaccount (5/00)...  2006      1.001          1.025               --
                                                       2005      1.000          1.001               --

  Travelers Federated Stock Subaccount (5/00)........  2006      1.033          1.068               --
                                                       2005      1.000          1.033               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.077          1.109               --
                                                       2005      1.000          1.077               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.075          1.142               --
                                                       2005      1.000          1.075               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.029          1.032               --
                                                       2005      1.000          1.029               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.044          1.080               --
                                                       2005      1.000          1.044               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.063          1.108               --
                                                       2005      1.000          1.063               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.036          1.055               --
                                                       2005      1.000          1.036          245,223

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.092          1.159               --
                                                       2005      1.000          1.092               --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.048          1.108               --
                                                       2005      1.000          1.048           29,365

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.011          1.043               --
                                                       2005      1.000          1.011           89,349

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.038          1.120               --
                                                       2005      1.000          1.038               --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.071          1.229               --
                                                       2005      1.000          1.071           47,400

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.047          1.110               --
                                                       2005      1.000          1.047               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.060          1.115               --
                                                       2005      1.000          1.060               --

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.009          1.018               --
                                                       2005      1.000          1.009           30,613

  Travelers Quality Bond Subaccount (5/00)...........  2006      0.992          0.982               --
                                                       2005      1.000          0.992               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.046          1.090               --
                                                       2005      1.000          1.046               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.134          1.304               --
                                                       2005      1.000          1.134               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.268               --
                                                       2005      1.000          1.106               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.000          0.963               --
                                                       2005      1.000          1.000               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/01).............................................  2009      0.709          0.893               --
                                                       2008      1.125          0.709               --
                                                       2007      1.175          1.125               --
                                                       2006      1.031          1.175               --
                                                       2005      1.000          1.031               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2009      0.694          0.710               --
                                                       2008      1.242          0.694               --
                                                       2007      1.126          1.242               --
                                                       2006      1.074          1.126               --
                                                       2005      1.000          1.074               --




         PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (A)


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.077          1.152               --
                                                       2006      1.000          1.077               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.268          1.330               --
                                                       2005      1.224          1.268               --
                                                       2004      1.181          1.224               --
                                                       2003      0.963          1.181               --
                                                       2002      1.000          0.963               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.370          1.334               --
                                                       2005      1.217          1.370               --
                                                       2004      1.146          1.217               --
                                                       2003      0.948          1.146               --
                                                       2002      1.000          0.948               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.303          1.818           30,746
                                                       2008      2.158          1.303           35,116
                                                       2007      1.917          2.158           35,121
                                                       2006      1.624          1.917           35,126
                                                       2005      1.452          1.624           33,966
                                                       2004      1.305          1.452           23,757
                                                       2003      0.984          1.305           14,210
                                                       2002      1.000          0.984               --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.057          1.444           40,693
                                                       2008      1.925          1.057           45,090
                                                       2007      1.748          1.925           45,095
                                                       2006      1.618          1.748           45,099
                                                       2005      1.420          1.618           43,539
                                                       2004      1.288          1.420           29,816
                                                       2003      0.961          1.288           18,424
                                                       2002      1.000          0.961               --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      1.002          1.289               --
                                                       2008      1.645          1.002           17,453
                                                       2007      1.598          1.645           17,467
                                                       2006      1.415          1.598           17,480
                                                       2005      1.364          1.415           17,494
                                                       2004      1.261          1.364           17,509
                                                       2003      0.971          1.261           12,992
                                                       2002      1.000          0.971               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.610          1.591               --
                                                       2005      1.389          1.610            3,713
                                                       2004      1.186          1.389            4,177
                                                       2003      0.968          1.186            8,793
                                                       2002      1.000          0.968               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/00).............................................  2007      2.744          2.871               --
                                                       2006      2.112          2.744               --
                                                       2005      1.684          2.112               --
                                                       2004      1.375          1.684               --
                                                       2003      0.982          1.375               --
                                                       2002      1.000          0.982               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      1.787          2.323               --
                                                       2005      1.701          1.787               --
                                                       2004      1.321          1.701               --
                                                       2003      1.005          1.321               --
                                                       2002      1.000          1.005               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/00).....................................  2008      1.456          1.392               --
                                                       2007      1.387          1.456               --
                                                       2006      1.215          1.387               --
                                                       2005      1.187          1.215               --
                                                       2004      1.153          1.187               --
                                                       2003      0.971          1.153               --
                                                       2002      1.000          0.971               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/00).....................................  2008      1.265          1.193               --
                                                       2007      1.451          1.265            5,215
                                                       2006      1.427          1.451            4,412
                                                       2005      1.375          1.427            4,217
                                                       2004      1.260          1.375            4,086
                                                       2003      0.976          1.260            8,127
                                                       2002      1.000          0.976               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.298          1.410               --
                                                       2005      1.202          1.298               --
                                                       2004      1.074          1.202               --
                                                       2003      1.000          1.074               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.442               --
                                                       2005      1.200          1.295               --
                                                       2004      1.067          1.200               --
                                                       2003      1.000          1.067               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (5/00)....................................  2009      1.134          1.505               --
                                                       2008      2.018          1.134               --
                                                       2007      1.756          2.018               --
                                                       2006      1.607          1.756               --
                                                       2005      1.406          1.607               --
                                                       2004      1.245          1.406               --
                                                       2003      0.991          1.245               --
                                                       2002      1.000          0.991               --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (5/01)................  2009      0.920          1.224               --
                                                       2008      1.600          0.920               --
                                                       2007      1.530          1.600               --
                                                       2006      1.371          1.530               --
                                                       2005      1.159          1.371               --
                                                       2004      1.167          1.159               --
                                                       2003      0.953          1.167               --
                                                       2002      1.000          0.953               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2009      1.393          1.908               --
                                                       2008      2.353          1.393               --
                                                       2007      2.082          2.353               --
                                                       2006      1.889          2.082               --
                                                       2005      1.633          1.889           18,885
                                                       2004      1.336          1.633           12,999
                                                       2003      0.986          1.336            9,625
                                                       2002      1.000          0.986               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.459          1.693               --
                                                       2005      1.347          1.459            3,077
                                                       2004      1.220          1.347            3,116
                                                       2003      0.994          1.220            3,153
                                                       2002      1.000          0.994               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.490          3.171               --
                                                       2007      2.765          3.490               --
                                                       2006      2.202          2.765               --
                                                       2005      1.763          2.202               --
                                                       2004      1.442          1.763               --
                                                       2003      1.000          1.442               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      1.266          1.700           21,921
                                                       2008      2.166          1.266           21,921
                                                       2007      1.914          2.166           21,921
                                                       2006      1.608          1.914           21,921
                                                       2005      1.489          1.608               --
                                                       2004      1.281          1.489               --
                                                       2003      0.989          1.281               --
                                                       2002      1.000          0.989               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.535          1.833               --
                                                       2005      1.438          1.535               --
                                                       2004      1.265          1.438               --
                                                       2003      0.976          1.265               --
                                                       2002      1.000          0.976               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.058          1.081               --
                                                       2005      1.066          1.058               --
                                                       2004      1.000          1.066               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00).............................................  2006      1.241          1.281               --
                                                       2005      1.176          1.241               --
                                                       2004      1.108          1.176               --
                                                       2003      0.994          1.108               --
                                                       2002      1.000          0.994               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2009      1.304          1.606               --
                                                       2008      1.874          1.304               --
                                                       2007      1.571          1.874               --
                                                       2006      1.507          1.571               --
                                                       2005      1.369          1.507               --
                                                       2004      1.223          1.369               --
                                                       2003      0.988          1.223               --
                                                       2002      1.000          0.988               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2009      1.012          1.556               --
                                                       2008      1.843          1.012               --
                                                       2007      1.545          1.843               --
                                                       2006      1.461          1.545               --
                                                       2005      1.337          1.461               --
                                                       2004      1.356          1.337               --
                                                       2003      0.944          1.356               --
                                                       2002      1.000          0.944               --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (5/00).............................................  2008      1.561          1.468               --
                                                       2007      1.456          1.561               --
                                                       2006      1.259          1.456               --
                                                       2005      1.217          1.259               --
                                                       2004      1.188          1.217               --
                                                       2003      0.980          1.188               --
                                                       2002      1.000          0.980               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.527          1.708               --
                                                       2005      1.498          1.527               --
                                                       2004      1.330          1.498               --
                                                       2003      1.000          1.330               --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2009      0.916          1.209               --
                                                       2008      1.569          0.916           12,081
                                                       2007      1.631          1.569           11,855

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2009      1.077          1.289               --
                                                       2008      1.555          1.077               --
                                                       2007      1.506          1.555               --

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (4/00)........................  2009      1.010          1.281            3,347
                                                       2008      1.625          1.010            9,886
                                                       2007      1.701          1.625            9,575

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)..................................  2009      1.046          1.277               --
                                                       2008      1.658          1.046               --
                                                       2007      1.628          1.658               --
                                                       2006      1.405          1.628               --
                                                       2005      1.345          1.405               --
                                                       2004      1.243          1.345               --
                                                       2003      0.958          1.243               --
                                                       2002      1.000          0.958               --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2009      0.903          1.260               --
                                                       2008      1.469          0.903               --
                                                       2007      1.472          1.469               --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2009      1.137          1.592               --
                                                       2008      1.957          1.137               --
                                                       2007      1.815          1.957               --
                                                       2006      1.642          1.815               --
                                                       2005      1.597          1.642               --
                                                       2004      1.415          1.597               --
                                                       2003      0.970          1.415               --
                                                       2002      1.000          0.970               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.950          0.924               --
                                                       2008      1.551          0.950               --
                                                       2007      1.509          1.551               --
                                                       2006      1.337          1.509               --
                                                       2005      1.308          1.337               --
                                                       2004      1.211          1.308               --
                                                       2003      0.967          1.211               --
                                                       2002      1.000          0.967               --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2009      0.929          1.118               --
                                                       2008      1.267          0.929               --
                                                       2007      1.165          1.267               --
                                                       2006      1.104          1.165               --
                                                       2005      1.079          1.104               --
                                                       2004      1.000          1.079               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.777          0.895               --
                                                       2008      1.006          0.777               --
                                                       2007      1.013          1.006               --
                                                       2006      0.993          1.013               --
                                                       2005      0.989          0.993               --
                                                       2004      0.998          0.989               --
                                                       2003      1.000          0.998               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.640          1.718               --
                                                       2006      1.417          1.640            9,474
                                                       2005      1.389          1.417            9,670
                                                       2004      1.308          1.389            9,553
                                                       2003      0.960          1.308            9,550
                                                       2002      1.000          0.960               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.413          1.470               --
                                                       2006      1.383          1.413               --
                                                       2005      1.341          1.383               --
                                                       2004      1.361          1.341               --
                                                       2003      0.961          1.361               --
                                                       2002      1.000          0.961               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.635          1.691               --
                                                       2006      1.502          1.635            1,240
                                                       2005      1.394          1.502            1,300
                                                       2004      1.304          1.394            1,332
                                                       2003      0.949          1.304            6,047
                                                       2002      1.000          0.949               --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.467          1.531               --
                                                       2006      1.332          1.467               --
                                                       2005      1.311          1.332               --
                                                       2004      1.234          1.311               --
                                                       2003      0.967          1.234               --
                                                       2002      1.000          0.967               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.592          1.653               --
                                                       2006      1.385          1.592               --
                                                       2005      1.369          1.385               --
                                                       2004      1.239          1.369               --
                                                       2003      1.000          1.239               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.780          1.960               --
                                                       2006      1.618          1.780               --
                                                       2005      1.525          1.618               --
                                                       2004      1.255          1.525               --
                                                       2003      1.000          1.255               --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.093          1.126               --
                                                       2005      1.074          1.093               --
                                                       2004      1.000          1.074               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.669          1.735               --
                                                       2006      1.758          1.669               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2009      1.056          1.525               --
                                                       2008      1.420          1.056               --
                                                       2007      1.410          1.420               --
                                                       2006      1.341          1.410               --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.615          1.691               --
                                                       2006      1.529          1.615               --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.677          1.685               --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.582          0.771               --
                                                       2008      1.016          0.582               --
                                                       2007      1.217          1.016               --
                                                       2006      1.003          1.217               --

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.346          1.307               --
                                                       2006      1.266          1.346               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.938          1.883               --
                                                       2006      1.764          1.938               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      1.185          1.664            2,569
                                                       2008      2.080          1.185            3,839
                                                       2007      1.626          2.080            3,322
                                                       2006      1.591          1.626            3,916

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2007      1.274          1.126               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.187          1.237               --
                                                       2006      1.126          1.187               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2009      1.177          1.582               --
                                                       2008      1.471          1.177               --
                                                       2007      1.405          1.471               --
                                                       2006      1.344          1.405               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2009      0.684          0.794            5,313
                                                       2008      1.095          0.684            4,944
                                                       2007      1.075          1.095            4,508
                                                       2006      1.001          1.075            4,460

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.881          0.836               --
                                                       2008      1.567          0.881               --
                                                       2007      1.429          1.567               --
                                                       2006      1.450          1.429               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.289          1.408               --
                                                       2006      1.303          1.289               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.853          3.585               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.451          2.403               --
                                                       2008      3.176          1.451               --

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.240          1.378           28,025

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.559          1.604               --
                                                       2006      1.453          1.559               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.169          1.289               --
                                                       2006      1.114          1.169               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.244          1.623           20,063
                                                       2008      1.422          1.244           20,063
                                                       2007      1.360          1.422           20,063
                                                       2006      1.317          1.360           20,063

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2009      1.007          1.253               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.955          1.396               --
                                                       2008      1.795          0.955               --
                                                       2007      1.521          1.795               --
                                                       2006      1.562          1.521               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2009      1.084          1.164               --
                                                       2008      1.146          1.084               --
                                                       2007      1.100          1.146               --
                                                       2006      1.061          1.100               --

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2009      0.909          1.052               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.859          1.079               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2009      1.052          1.035               --
                                                       2008      1.043          1.052               --
                                                       2007      1.013          1.043               --
                                                       2006      0.993          1.013               --

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2009      0.854          1.104               --
                                                       2008      1.387          0.854               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.753          0.785               --
                                                       2008      1.393          0.753               --
                                                       2007      1.367          1.393               --
                                                       2006      1.352          1.367               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.890          1.062               --
                                                       2008      1.489          0.890               --
                                                       2007      1.459          1.489               --
                                                       2006      1.426          1.459               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.057          1.070               --
                                                       2006      1.002          1.057               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.040          1.076               --
                                                       2006      1.001          1.040               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.046          1.075               --
                                                       2006      1.002          1.046               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.052          1.076               --
                                                       2006      1.002          1.052               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.057          1.075               --
                                                       2006      1.002          1.057               --

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.955          1.172               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      1.061          1.231           80,883
                                                       2008      1.393          1.061           85,913
                                                       2007      1.365          1.393           85,919
                                                       2006      1.280          1.365           85,924

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      0.968          1.146               --
                                                       2008      1.463          0.968               --
                                                       2007      1.387          1.463               --
                                                       2006      1.259          1.387               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.636          0.872               --
                                                       2008      1.092          0.636               --
                                                       2007      1.048          1.092               --
                                                       2006      0.996          1.048               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.066          1.140               --
                                                       2006      0.998          1.066               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.145          1.187               --
                                                       2006      1.081          1.145               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06)........................  2007      1.065          1.091               --
                                                       2006      1.032          1.065               --

  Money Market Portfolio
  Money Market Subaccount (10/97)....................  2006      0.986          0.993               --
                                                       2005      0.978          0.986               --
                                                       2004      0.987          0.978               --
                                                       2003      1.000          0.987               --
                                                       2002      1.000          1.000               --

  Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.109          1.170               --
                                                       2005      1.070          1.109               --
                                                       2004      1.000          1.070               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.101          1.121               --
                                                       2006      1.115          1.101               --
                                                       2005      1.114          1.115               --
                                                       2004      1.044          1.114               --
                                                       2003      1.000          1.044               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.199          1.237               --
                                                       2008      1.167          1.199           34,622
                                                       2007      1.095          1.167           36,373
                                                       2006      1.076          1.095           36,588
                                                       2005      1.071          1.076           35,267
                                                       2004      1.042          1.071           25,374
                                                       2003      1.012          1.042           24,369
                                                       2002      1.000          1.012               --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2008      1.618          1.499               --
                                                       2007      1.496          1.618               --
                                                       2006      1.374          1.496               --
                                                       2005      1.307          1.374               --
                                                       2004      1.240          1.307               --
                                                       2003      0.958          1.240               --
                                                       2002      1.000          0.958               --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.965          2.124               --
                                                       2006      1.569          1.965               --
                                                       2005      1.427          1.569               --
                                                       2004      1.253          1.427               --
                                                       2003      0.994          1.253               --
                                                       2002      1.000          0.994               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.138          2.281               --
                                                       2006      1.860          2.138               --
                                                       2005      1.773          1.860               --
                                                       2004      1.433          1.773               --
                                                       2003      0.977          1.433               --
                                                       2002      1.000          0.977               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.364          1.450               --
                                                       2005      1.279          1.364               --
                                                       2004      1.226          1.279               --
                                                       2003      0.967          1.226               --
                                                       2002      1.000          0.967               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Convertible Securities Subaccount
  (5/00).............................................  2006      1.263          1.344               --
                                                       2005      1.284          1.263               --
                                                       2004      1.232          1.284               --
                                                       2003      0.996          1.232               --
                                                       2002      1.000          0.996               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (5/00).............................................  2006      1.611          1.758               --
                                                       2005      1.462          1.611               --
                                                       2004      1.281          1.462               --
                                                       2003      0.977          1.281               --
                                                       2002      1.000          0.977               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.359          1.426               --
                                                       2005      1.327          1.359               --
                                                       2004      1.232          1.327               --
                                                       2003      0.958          1.232               --
                                                       2002      1.000          0.958               --

  Travelers Federated High Yield Subaccount (5/00)...  2006      1.309          1.341               --
                                                       2005      1.303          1.309               --
                                                       2004      1.204          1.303               --
                                                       2003      1.003          1.204               --
                                                       2002      1.000          1.003               --

  Travelers Federated Stock Subaccount (5/00)........  2006      1.368          1.415               --
                                                       2005      1.325          1.368               --
                                                       2004      1.223          1.325               --
                                                       2003      0.978          1.223               --
                                                       2002      1.000          0.978               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.314          1.352               --
                                                       2005      1.233          1.314               --
                                                       2004      1.181          1.233               --
                                                       2003      0.967          1.181               --
                                                       2002      1.000          0.967               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.075          1.141               --
                                                       2005      1.000          1.075               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.028          1.031               --
                                                       2005      1.000          1.028               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.044          1.079               --
                                                       2005      1.000          1.044               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.062          1.106               --
                                                       2005      1.000          1.062               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.035          1.054               --
                                                       2005      1.000          1.035               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.442          1.529               --
                                                       2005      1.313          1.442               --
                                                       2004      1.156          1.313               --
                                                       2003      0.973          1.156               --
                                                       2002      1.000          0.973               --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.478          1.562               --
                                                       2005      1.463          1.478               --
                                                       2004      1.308          1.463               --
                                                       2003      0.974          1.308               --
                                                       2002      1.000          0.974               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.242          1.280               --
                                                       2005      1.230          1.242           82,303
                                                       2004      1.126          1.230           53,215
                                                       2003      0.986          1.126           34,407
                                                       2002      1.000          0.986               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.166          1.259               --
                                                       2005      1.118          1.166               --
                                                       2004      1.000          1.118               --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.537          1.764               --
                                                       2005      1.432          1.537               --
                                                       2004      1.262          1.432               --
                                                       2003      1.001          1.262               --
                                                       2002      1.000          1.001               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.372          1.453               --
                                                       2005      1.320          1.372               --
                                                       2004      1.212          1.320               --
                                                       2003      1.000          1.212               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.060          1.114               --
                                                       2005      1.000          1.060               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.306          1.317               --
                                                       2005      1.285          1.306               --
                                                       2004      1.181          1.285               --
                                                       2003      1.008          1.181               --
                                                       2002      1.000          1.008               --

  Travelers Quality Bond Subaccount (5/00)...........  2006      1.073          1.061               --
                                                       2005      1.077          1.073               --
                                                       2004      1.063          1.077               --
                                                       2003      1.014          1.063               --
                                                       2002      1.000          1.014               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.361          1.418               --
                                                       2005      1.361          1.361               --
                                                       2004      1.260          1.361               --
                                                       2003      0.969          1.260               --
                                                       2002      1.000          0.969               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.133          1.303               --
                                                       2005      1.000          1.133               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.266               --
                                                       2005      1.000          1.105               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.072          1.032               --
                                                       2005      1.048          1.072               --
                                                       2004      1.000          1.048               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/01).............................................  2009      1.005          0.974               --
                                                       2008      1.598          1.005               --
                                                       2007      1.669          1.598               --
                                                       2006      1.467          1.669               --
                                                       2005      1.438          1.467               --
                                                       2004      1.249          1.438               --
                                                       2003      0.974          1.249               --
                                                       2002      1.000          0.974               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2009      0.824          0.843               --
                                                       2008      1.477          0.824               --
                                                       2007      1.340          1.477               --
                                                       2006      1.280          1.340               --
                                                       2005      1.211          1.280               --
                                                       2004      1.190          1.211               --
                                                       2003      0.966          1.190               --
                                                       2002      1.000          0.966               --

         PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B)


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.077          1.152                --
                                                       2006      1.000          1.077             6,213

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.268          1.330                --
                                                       2005      1.224          1.268             4,676
                                                       2004      1.181          1.224            12,413
                                                       2003      0.963          1.181            17,759
                                                       2002      1.000          0.963                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.370          1.334                --
                                                       2005      1.217          1.370           104,732
                                                       2004      1.146          1.217           215,603
                                                       2003      0.948          1.146           140,484
                                                       2002      1.000          0.948                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.303          1.818           568,754
                                                       2008      2.158          1.303           585,001
                                                       2007      1.917          2.158           546,193
                                                       2006      1.624          1.917           673,510
                                                       2005      1.452          1.624           620,985
                                                       2004      1.305          1.452           617,024
                                                       2003      0.984          1.305           245,201
                                                       2002      1.000          0.984                --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.057          1.444         1,769,843
                                                       2008      1.925          1.057         1,967,352
                                                       2007      1.748          1.925         2,263,556
                                                       2006      1.618          1.748         2,558,407
                                                       2005      1.420          1.618         2,623,671
                                                       2004      1.288          1.420         2,237,064
                                                       2003      0.961          1.288         1,598,863
                                                       2002      1.000          0.961                --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      1.002          1.289         2,027,763
                                                       2008      1.645          1.002         2,178,947
                                                       2007      1.598          1.645         2,469,648
                                                       2006      1.415          1.598         2,652,459
                                                       2005      1.364          1.415         2,780,088
                                                       2004      1.261          1.364         2,532,220
                                                       2003      0.971          1.261         1,686,036
                                                       2002      1.000          0.971                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.610          1.591                --
                                                       2005      1.389          1.610           108,294
                                                       2004      1.186          1.389           116,560
                                                       2003      0.968          1.186            78,193
                                                       2002      1.000          0.968                --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/00).............................................  2007      2.744          2.871                --
                                                       2006      2.112          2.744             5,490
                                                       2005      1.684          2.112             4,145
                                                       2004      1.375          1.684             4,145
                                                       2003      0.982          1.375                --
                                                       2002      1.000          0.982                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      1.787          2.323                --
                                                       2005      1.701          1.787            51,519
                                                       2004      1.321          1.701            58,237
                                                       2003      1.005          1.321            37,104
                                                       2002      1.000          1.005                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/00).....................................  2007      1.387          1.456            30,130
                                                       2006      1.215          1.387            30,152
                                                       2005      1.187          1.215            51,129
                                                       2004      1.153          1.187            50,920
                                                       2003      0.971          1.153            45,060
                                                       2002      1.000          0.971                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/00).....................................  2007      1.451          1.265            82,064
                                                       2006      1.427          1.451           119,932
                                                       2005      1.375          1.427           125,434
                                                       2004      1.260          1.375           123,257
                                                       2003      0.976          1.260            58,291
                                                       2002      1.000          0.976                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.298          1.410                --
                                                       2005      1.202          1.298            24,867
                                                       2004      1.074          1.202                --
                                                       2003      1.000          1.074                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.442                --
                                                       2005      1.200          1.295                --
                                                       2004      1.067          1.200                --
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (5/00)....................................  2009      1.134          1.505           232,095
                                                       2008      2.018          1.134           242,984
                                                       2007      1.756          2.018           253,177
                                                       2006      1.607          1.756           247,953
                                                       2005      1.406          1.607           244,095
                                                       2004      1.245          1.406           243,284
                                                       2003      0.991          1.245           185,162
                                                       2002      1.000          0.991                --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (5/01)................  2007      1.530          1.600                --
                                                       2006      1.371          1.530                --
                                                       2005      1.159          1.371                --
                                                       2004      1.167          1.159                --
                                                       2003      0.953          1.167                --
                                                       2002      1.000          0.953                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2009      1.393          1.908           269,311
                                                       2008      2.353          1.393           277,225
                                                       2007      2.082          2.353           329,854
                                                       2006      1.889          2.082           345,497
                                                       2005      1.633          1.889           490,035
                                                       2004      1.336          1.633           481,359
                                                       2003      0.986          1.336           440,565
                                                       2002      1.000          0.986                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.459          1.693                --
                                                       2005      1.347          1.459           532,076
                                                       2004      1.220          1.347           487,997
                                                       2003      0.994          1.220           408,193
                                                       2002      1.000          0.994                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.765          3.490            97,287
                                                       2006      2.202          2.765            78,000
                                                       2005      1.763          2.202            93,411
                                                       2004      1.442          1.763           100,794
                                                       2003      1.000          1.442            71,761

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      1.266          1.700           263,360
                                                       2008      2.166          1.266           269,485
                                                       2007      1.914          2.166           346,313
                                                       2006      1.608          1.914           409,605
                                                       2005      1.489          1.608           363,409
                                                       2004      1.281          1.489           343,453
                                                       2003      0.989          1.281           264,013
                                                       2002      1.000          0.989                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.535          1.833                --
                                                       2005      1.438          1.535            82,507
                                                       2004      1.265          1.438            57,389
                                                       2003      0.976          1.265            26,240
                                                       2002      1.000          0.976                --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.058          1.081                --
                                                       2005      1.066          1.058                --
                                                       2004      1.000          1.066                --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00).............................................  2006      1.241          1.281                --
                                                       2005      1.176          1.241               213
                                                       2004      1.108          1.176                --
                                                       2003      0.994          1.108                --
                                                       2002      1.000          0.994                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2009      1.304          1.606            38,265
                                                       2008      1.874          1.304            47,244
                                                       2007      1.571          1.874            50,942
                                                       2006      1.507          1.571            47,206
                                                       2005      1.369          1.507            45,287
                                                       2004      1.223          1.369            43,713
                                                       2003      0.988          1.223            33,138
                                                       2002      1.000          0.988                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2007      1.545          1.843                --
                                                       2006      1.461          1.545                --
                                                       2005      1.337          1.461                --
                                                       2004      1.356          1.337                --
                                                       2003      0.944          1.356                --
                                                       2002      1.000          0.944                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Worldwide Subaccount (Service Shares)
  (5/00).............................................  2007      1.456          1.561             9,123
                                                       2006      1.259          1.456             9,123
                                                       2005      1.217          1.259             9,123
                                                       2004      1.188          1.217            14,187
                                                       2003      0.980          1.188            14,271
                                                       2002      1.000          0.980                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.527          1.708                --
                                                       2005      1.498          1.527           185,107
                                                       2004      1.330          1.498           150,508
                                                       2003      1.000          1.330            97,171

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2009      0.916          1.209         1,146,181
                                                       2008      1.569          0.916         1,218,795
                                                       2007      1.631          1.569         1,522,176

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2009      1.077          1.289           828,892
                                                       2008      1.555          1.077           787,380
                                                       2007      1.506          1.555           977,846

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (4/00)........................  2009      1.010          1.281           580,428
                                                       2008      1.625          1.010           614,275
                                                       2007      1.701          1.625           751,038

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)..................................  2009      1.046          1.277           209,459
                                                       2008      1.658          1.046           223,704
                                                       2007      1.628          1.658           253,891
                                                       2006      1.405          1.628           231,247
                                                       2005      1.345          1.405           244,928
                                                       2004      1.243          1.345           352,524
                                                       2003      0.958          1.243           275,654
                                                       2002      1.000          0.958                --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2009      0.903          1.260           174,642
                                                       2008      1.469          0.903           185,729
                                                       2007      1.472          1.469           332,537

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2009      1.137          1.592           117,268
                                                       2008      1.957          1.137           125,188
                                                       2007      1.815          1.957           227,745
                                                       2006      1.642          1.815           100,852
                                                       2005      1.597          1.642            99,006
                                                       2004      1.415          1.597           103,106
                                                       2003      0.970          1.415           115,709
                                                       2002      1.000          0.970                --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.950          0.924                --
                                                       2008      1.551          0.950           240,557
                                                       2007      1.509          1.551           262,292
                                                       2006      1.337          1.509           268,238
                                                       2005      1.308          1.337           283,325
                                                       2004      1.211          1.308           427,554
                                                       2003      0.967          1.211           374,650
                                                       2002      1.000          0.967                --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2007      1.165          1.267                --
                                                       2006      1.104          1.165                --
                                                       2005      1.079          1.104                --
                                                       2004      1.000          1.079                --

  Legg Mason Partners Variable Income Trust
LMPVIT Western Asset Variable Adjustable Rate Income
  Subaccount (9/03)..................................  2009      0.777          0.895            53,214
                                                       2008      1.006          0.777            76,954
                                                       2007      1.013          1.006            83,479
                                                       2006      0.993          1.013            85,099
                                                       2005      0.989          0.993            85,790
                                                       2004      0.998          0.989            59,976
                                                       2003      1.000          0.998            19,961

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.640          1.718                --
                                                       2006      1.417          1.640           260,923
                                                       2005      1.389          1.417           270,363
                                                       2004      1.308          1.389           263,383
                                                       2003      0.960          1.308           226,395
                                                       2002      1.000          0.960                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.413          1.470                --
                                                       2006      1.383          1.413             8,527
                                                       2005      1.341          1.383             5,051
                                                       2004      1.361          1.341            11,791
                                                       2003      0.961          1.361             9,226
                                                       2002      1.000          0.961                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.635          1.691                --
                                                       2006      1.502          1.635            60,638
                                                       2005      1.394          1.502            57,247
                                                       2004      1.304          1.394            57,012
                                                       2003      0.949          1.304            21,124
                                                       2002      1.000          0.949                --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.467          1.531                --
                                                       2006      1.332          1.467            38,985
                                                       2005      1.311          1.332            40,374
                                                       2004      1.234          1.311            42,439
                                                       2003      0.967          1.234            35,379
                                                       2002      1.000          0.967                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.592          1.653                --
                                                       2006      1.385          1.592           412,477
                                                       2005      1.369          1.385           383,591
                                                       2004      1.239          1.369           298,466
                                                       2003      1.000          1.239           176,249

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.780          1.960                --
                                                       2006      1.618          1.780           333,170
                                                       2005      1.525          1.618           358,455
                                                       2004      1.255          1.525           361,705
                                                       2003      1.000          1.255           217,985

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.093          1.126                --
                                                       2005      1.074          1.093                --
                                                       2004      1.000          1.074                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.735          1.670                --
                                                       2007      1.669          1.735            44,624
                                                       2006      1.758          1.669            53,825

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.615          1.691                --
                                                       2006      1.529          1.615            35,632

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      1.036          1.210            37,638
                                                       2008      1.685          1.036            26,990
                                                       2007      1.677          1.685            32,213

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.582          0.771           111,581
                                                       2008      1.016          0.582           121,205
                                                       2007      1.217          1.016           126,435
                                                       2006      1.003          1.217           149,294

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.958          1.212                --
                                                       2008      1.307          0.958                --
                                                       2007      1.346          1.307                --
                                                       2006      1.266          1.346                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      1.094          1.668           209,241
                                                       2008      1.883          1.094           182,934
                                                       2007      1.938          1.883           186,375
                                                       2006      1.764          1.938           192,080

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      1.185          1.664            76,064
                                                       2008      2.080          1.185            58,172
                                                       2007      1.626          2.080             8,148
                                                       2006      1.591          1.626           113,033

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.681          0.913            40,700
                                                       2008      1.126          0.681            26,487
                                                       2007      1.274          1.126            25,543

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.907          0.896                --
                                                       2008      1.237          0.907                --
                                                       2007      1.187          1.237                --
                                                       2006      1.126          1.187                --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2009      1.177          1.582            40,797
                                                       2008      1.471          1.177            40,917
                                                       2007      1.405          1.471            41,991
                                                       2006      1.344          1.405            42,000

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.684          0.794            54,500
                                                       2008      1.095          0.684           111,624
                                                       2007      1.075          1.095           167,050
                                                       2006      1.001          1.075           100,288

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.633          0.785           316,815
                                                       2008      1.054          0.633           367,579
                                                       2007      1.069          1.054           485,181
                                                       2006      1.015          1.069                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.881          0.836                --
                                                       2008      1.567          0.881            50,611
                                                       2007      1.429          1.567            48,642
                                                       2006      1.450          1.429            50,274

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.847          1.114             2,430
                                                       2008      1.408          0.847               710
                                                       2007      1.289          1.408                --
                                                       2006      1.303          1.289                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2009      1.568          2.600            24,635
                                                       2008      3.585          1.568             9,135
                                                       2007      2.853          3.585             9,746

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.451          2.403            96,785
                                                       2008      3.176          1.451           120,301

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.250          1.612           209,067
                                                       2008      2.213          1.250           236,538
                                                       2007      2.113          2.213           242,401

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.088          1.262           525,943
                                                       2008      1.189          1.088           462,924
                                                       2007      1.126          1.189           332,092

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.240          1.378         1,711,306

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      1.056          1.282            65,327
                                                       2008      1.604          1.056            40,364
                                                       2007      1.559          1.604            43,526
                                                       2006      1.453          1.559            10,758

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.169          1.289                --
                                                       2006      1.114          1.169            17,457

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.244          1.623            78,560
                                                       2008      1.422          1.244             1,578
                                                       2007      1.360          1.422             3,256
                                                       2006      1.317          1.360             7,460

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.671          0.831           393,048
                                                       2008      0.975          0.671           428,497
                                                       2007      1.026          0.975           547,563
                                                       2006      1.003          1.026           286,299

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2009      1.007          1.253            20,140

  MIST Van Kampen Mid Cap Growth Subaccount (Class B)
  (4/08) *...........................................  2009      0.827          1.275            14,634
                                                       2008      1.494          0.827                --

  Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.955          1.396           441,995
                                                       2008      1.795          0.955           412,754
                                                       2007      1.521          1.795           421,462
                                                       2006      1.562          1.521           395,173

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2009      1.084          1.164            29,391
                                                       2008      1.146          1.084            28,772
                                                       2007      1.100          1.146            35,959
                                                       2006      1.061          1.100            36,159

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2009      0.909          1.052                --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.859          1.079           169,379

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2009      1.052          1.035            76,735
                                                       2008      1.043          1.052            96,814
                                                       2007      1.013          1.043           173,645
                                                       2006      0.993          1.013           168,403

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2009      0.780          0.770                --
                                                       2008      1.332          0.780            26,218
                                                       2007      1.411          1.332            26,623

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2009      0.854          1.104            24,864
                                                       2008      1.387          0.854            25,465

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.753          0.785                --
                                                       2008      1.393          0.753           134,494
                                                       2007      1.367          1.393           181,012
                                                       2006      1.352          1.367           201,565

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.890          1.062           644,505
                                                       2008      1.489          0.890           708,245
                                                       2007      1.459          1.489           839,374
                                                       2006      1.426          1.459           876,963

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.625          0.805            59,859
                                                       2008      1.070          0.625            65,506
                                                       2007      1.057          1.070            72,518
                                                       2006      1.002          1.057                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.903          1.067                --
                                                       2008      1.076          0.903                --
                                                       2007      1.040          1.076                --
                                                       2006      1.001          1.040                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.826          1.001           171,710
                                                       2008      1.075          0.826           173,118
                                                       2007      1.046          1.075            25,057
                                                       2006      1.002          1.046            26,488

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.752          0.933           579,908
                                                       2008      1.076          0.752           438,422
                                                       2007      1.052          1.076           445,185
                                                       2006      1.002          1.052           329,787

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.684          0.865           628,954
                                                       2008      1.075          0.684           673,543
                                                       2007      1.057          1.075           319,705
                                                       2006      1.002          1.057           258,637

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.955          1.172           233,678

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      1.061          1.231         1,314,384
                                                       2008      1.393          1.061         1,392,780
                                                       2007      1.365          1.393         1,777,234
                                                       2006      1.280          1.365         1,839,360

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      1.074          1.272                --
                                                       2008      1.463          1.074                --
                                                       2007      1.387          1.463           331,646
                                                       2006      1.259          1.387           299,953

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.636          0.872           173,239
                                                       2008      1.092          0.636           164,832
                                                       2007      1.048          1.092           140,830
                                                       2006      0.996          1.048           144,015

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.648          0.909           104,772
                                                       2008      1.140          0.648           109,471
                                                       2007      1.066          1.140           110,938
                                                       2006      0.998          1.066           130,654

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2009      0.783          1.064            71,625
                                                       2008      1.195          0.783            79,518

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.145          1.187                --
                                                       2006      1.081          1.145                --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2009      1.067          1.093                --
                                                       2008      1.091          1.067             3,391
                                                       2007      1.065          1.091            11,895
                                                       2006      1.032          1.065                --

Money Market Portfolio
  Money Market Subaccount (10/97)....................  2006      0.986          0.993                --
                                                       2005      0.978          0.986           116,643
                                                       2004      0.987          0.978           112,228
                                                       2003      1.000          0.987            51,015
                                                       2002      1.000          1.000                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.109          1.170                --
                                                       2005      1.070          1.109                --
                                                       2004      1.000          1.070                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.101          1.121                --
                                                       2006      1.115          1.101           333,054
                                                       2005      1.114          1.115           356,353
                                                       2004      1.044          1.114           281,739
                                                       2003      1.000          1.044           240,797

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.199          1.237                --
                                                       2008      1.167          1.199         1,729,338
                                                       2007      1.095          1.167         1,803,314
                                                       2006      1.076          1.095         2,075,298
                                                       2005      1.071          1.076         2,289,666
                                                       2004      1.042          1.071         2,142,336
                                                       2003      1.012          1.042         2,159,661
                                                       2002      1.000          1.012                --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      1.496          1.618                --
                                                       2006      1.374          1.496                --
                                                       2005      1.307          1.374                --
                                                       2004      1.240          1.307                --
                                                       2003      0.958          1.240                --
                                                       2002      1.000          0.958                --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.965          2.124                --
                                                       2006      1.569          1.965           223,458
                                                       2005      1.427          1.569           268,764
                                                       2004      1.253          1.427           247,544
                                                       2003      0.994          1.253           228,802
                                                       2002      1.000          0.994                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.138          2.281                --
                                                       2006      1.860          2.138           185,531
                                                       2005      1.773          1.860           180,260
                                                       2004      1.433          1.773           174,820
                                                       2003      0.977          1.433           153,913
                                                       2002      1.000          0.977                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.364          1.450                --
                                                       2005      1.279          1.364            50,544
                                                       2004      1.226          1.279            51,795
                                                       2003      0.967          1.226            36,151
                                                       2002      1.000          0.967                --

  Travelers Convertible Securities Subaccount
  (5/00).............................................  2006      1.263          1.344                --
                                                       2005      1.284          1.263            41,968
                                                       2004      1.232          1.284            41,881
                                                       2003      0.996          1.232             9,686
                                                       2002      1.000          0.996                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Disciplined Mid Cap Stock Subaccount
  (5/00).............................................  2006      1.611          1.758                --
                                                       2005      1.462          1.611            56,768
                                                       2004      1.281          1.462            55,627
                                                       2003      0.977          1.281            37,282
                                                       2002      1.000          0.977                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.359          1.426                --
                                                       2005      1.327          1.359           885,053
                                                       2004      1.232          1.327           845,967
                                                       2003      0.958          1.232           788,681
                                                       2002      1.000          0.958                --

  Travelers Federated High Yield Subaccount (5/00)...  2006      1.309          1.341                --
                                                       2005      1.303          1.309            28,417
                                                       2004      1.204          1.303            34,661
                                                       2003      1.003          1.204            32,497
                                                       2002      1.000          1.003                --

  Travelers Federated Stock Subaccount (5/00)........  2006      1.368          1.415                --
                                                       2005      1.325          1.368               964
                                                       2004      1.223          1.325               967
                                                       2003      0.978          1.223                --
                                                       2002      1.000          0.978                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.314          1.352                --
                                                       2005      1.233          1.314           123,225
                                                       2004      1.181          1.233           118,258
                                                       2003      0.967          1.181           115,801
                                                       2002      1.000          0.967                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.075          1.141                --
                                                       2005      1.000          1.075                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.028          1.031                --
                                                       2005      1.000          1.028                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.044          1.079                --
                                                       2005      1.000          1.044                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.062          1.106                --
                                                       2005      1.000          1.062           157,445

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.035          1.054                --
                                                       2005      1.000          1.035             7,235

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.442          1.529                --
                                                       2005      1.313          1.442            37,711
                                                       2004      1.156          1.313            35,453
                                                       2003      0.973          1.156            30,775
                                                       2002      1.000          0.973                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.478          1.562                --
                                                       2005      1.463          1.478           401,894
                                                       2004      1.308          1.463            92,733
                                                       2003      0.974          1.308           104,184
                                                       2002      1.000          0.974                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.242          1.280                --
                                                       2005      1.230          1.242         1,983,237
                                                       2004      1.126          1.230         1,772,081
                                                       2003      0.986          1.126         1,382,861
                                                       2002      1.000          0.986                --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.166          1.259                --
                                                       2005      1.118          1.166           323,762
                                                       2004      1.000          1.118                --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.537          1.764                --
                                                       2005      1.432          1.537           192,449
                                                       2004      1.262          1.432           193,163
                                                       2003      1.001          1.262           115,622
                                                       2002      1.000          1.001                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.372          1.453                --
                                                       2005      1.320          1.372             8,791
                                                       2004      1.212          1.320            16,095
                                                       2003      1.000          1.212            16,215

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.060          1.114                --
                                                       2005      1.000          1.060            17,457

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.306          1.317                --
                                                       2005      1.285          1.306             3,188
                                                       2004      1.181          1.285             1,738
                                                       2003      1.008          1.181                --
                                                       2002      1.000          1.008                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Quality Bond Subaccount (5/00)...........  2006      1.073          1.061                --
                                                       2005      1.077          1.073            34,698
                                                       2004      1.063          1.077            33,318
                                                       2003      1.014          1.063             7,888
                                                       2002      1.000          1.014                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.361          1.418                --
                                                       2005      1.361          1.361            67,802
                                                       2004      1.260          1.361            74,728
                                                       2003      0.969          1.260            73,289
                                                       2002      1.000          0.969                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.133          1.303                --
                                                       2005      1.000          1.133                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.266                --
                                                       2005      1.000          1.105                --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.072          1.032                --
                                                       2005      1.048          1.072                --
                                                       2004      1.000          1.048                --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/01).............................................  2009      1.005          0.974                --
                                                       2008      1.598          1.005            23,513
                                                       2007      1.669          1.598            28,107
                                                       2006      1.467          1.669            49,170
                                                       2005      1.438          1.467            56,765
                                                       2004      1.249          1.438            57,669
                                                       2003      0.974          1.249            45,544
                                                       2002      1.000          0.974                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2007      1.340          1.477                --
                                                       2006      1.280          1.340                --
                                                       2005      1.211          1.280                --
                                                       2004      1.190          1.211                --
                                                       2003      0.966          1.190                --
                                                       2002      1.000          0.966                --

           PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.05%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.077          1.151                 --
                                                       2006      1.000          1.077                 --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.193          1.251                 --
                                                       2005      1.152          1.193                 --
                                                       2004      1.112          1.152                 --
                                                       2003      1.000          1.112                 --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.305          1.271                 --
                                                       2005      1.160          1.305            357,360
                                                       2004      1.093          1.160              1,456
                                                       2003      1.000          1.093                 --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.182          1.649          2,980,480
                                                       2008      1.959          1.182          3,286,725
                                                       2007      1.741          1.959          3,748,499
                                                       2006      1.476          1.741          3,692,166
                                                       2005      1.320          1.476          3,228,487
                                                       2004      1.188          1.320          1,200,115
                                                       2003      1.000          1.188            176,559

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.941          1.285          8,257,041
                                                       2008      1.714          0.941          9,090,129
                                                       2007      1.557          1.714          9,982,768
                                                       2006      1.442          1.557         10,926,014
                                                       2005      1.266          1.442          9,986,598
                                                       2004      1.149          1.266          3,633,672
                                                       2003      1.000          1.149            119,569

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      0.909          1.169         10,102,320
                                                       2008      1.493          0.909         10,710,178
                                                       2007      1.451          1.493         12,558,651
                                                       2006      1.286          1.451         13,338,265
                                                       2005      1.240          1.286         12,211,884
                                                       2004      1.147          1.240          4,010,706
                                                       2003      1.000          1.147            309,531

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.553          1.534                 --
                                                       2005      1.341          1.553             15,582
                                                       2004      1.145          1.341                 --
                                                       2003      1.000          1.145                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/00).............................................  2007      2.437          2.549                 --
                                                       2006      1.877          2.437                 --
                                                       2005      1.497          1.877                 --
                                                       2004      1.223          1.497                 --
                                                       2003      1.000          1.223                 --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      1.545          2.008                 --
                                                       2005      1.471          1.545             88,607
                                                       2004      1.143          1.471                 --
                                                       2003      1.000          1.143                 --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/00).....................................  2008      1.402          1.340                 --
                                                       2007      1.336          1.402                 --
                                                       2006      1.171          1.336                 --
                                                       2005      1.145          1.171                 --
                                                       2004      1.112          1.145                 --
                                                       2003      1.000          1.112                 --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/00).....................................  2008      1.150          1.084                 --
                                                       2007      1.320          1.150                 --
                                                       2006      1.299          1.320                 --
                                                       2005      1.253          1.299                 --
                                                       2004      1.148          1.253                 --
                                                       2003      1.000          1.148                 --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.297          1.408                 --
                                                       2005      1.201          1.297             98,499
                                                       2004      1.074          1.201             11,644
                                                       2003      1.000          1.074                 --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.294          1.440                 --
                                                       2005      1.199          1.294            510,788
                                                       2004      1.067          1.199             32,088
                                                       2003      1.000          1.067                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (5/00)....................................  2009      1.036          1.375                 --
                                                       2008      1.846          1.036                 --
                                                       2007      1.606          1.846                 --
                                                       2006      1.471          1.606                 --
                                                       2005      1.287          1.471                 --
                                                       2004      1.141          1.287                 --
                                                       2003      1.000          1.141                 --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (5/01)................  2009      0.869          1.156                 --
                                                       2008      1.512          0.869                 --
                                                       2007      1.446          1.512                 --
                                                       2006      1.297          1.446                 --
                                                       2005      1.097          1.297                 --
                                                       2004      1.105          1.097                 --
                                                       2003      1.000          1.105                 --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2009      1.246          1.705          1,185,697
                                                       2008      2.105          1.246          1,301,855
                                                       2007      1.863          2.105          1,378,564
                                                       2006      1.692          1.863          1,465,870
                                                       2005      1.463          1.692          1,283,215
                                                       2004      1.198          1.463            442,620
                                                       2003      1.000          1.198             53,855

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.336          1.549                 --
                                                       2005      1.233          1.336          1,676,368
                                                       2004      1.117          1.233            621,592
                                                       2003      1.000          1.117             52,270

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.050          2.771                 --
                                                       2007      2.418          3.050            972,084
                                                       2006      1.927          2.418          1,024,769
                                                       2005      1.543          1.927            869,773
                                                       2004      1.263          1.543            161,330
                                                       2003      1.000          1.263                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      1.158          1.555          2,242,157
                                                       2008      1.983          1.158          2,456,722
                                                       2007      1.753          1.983          2,787,846
                                                       2006      1.474          1.753          3,046,408
                                                       2005      1.365          1.474          2,665,780
                                                       2004      1.176          1.365            685,775
                                                       2003      1.000          1.176             58,222

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.408          1.680                 --
                                                       2005      1.320          1.408          1,051,123
                                                       2004      1.161          1.320            220,567
                                                       2003      1.000          1.161                 --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.057          1.080                 --
                                                       2005      1.065          1.057                 --
                                                       2004      1.000          1.065                 --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00).............................................  2006      1.205          1.243                 --
                                                       2005      1.142          1.205                 --
                                                       2004      1.077          1.142                 --
                                                       2003      1.000          1.077                 --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2009      1.188          1.462                 --
                                                       2008      1.709          1.188                 --
                                                       2007      1.433          1.709                 --
                                                       2006      1.376          1.433                 --
                                                       2005      1.250          1.376                 --
                                                       2004      1.117          1.250                 --
                                                       2003      1.000          1.117                 --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2009      0.893          1.372                 --
                                                       2008      1.627          0.893                 --
                                                       2007      1.364          1.627                 --
                                                       2006      1.291          1.364                 --
                                                       2005      1.182          1.291                 --
                                                       2004      1.199          1.182                 --
                                                       2003      1.000          1.199                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Worldwide Subaccount (Service Shares)
  (5/00).............................................  2008      1.497          1.408                 --
                                                       2007      1.397          1.497                 --
                                                       2006      1.209          1.397                 --
                                                       2005      1.169          1.209                 --
                                                       2004      1.142          1.169                 --
                                                       2003      1.000          1.142                 --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.345          1.504                 --
                                                       2005      1.320          1.345            468,804
                                                       2004      1.173          1.320            127,443
                                                       2003      1.000          1.173             31,851

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2009      0.828          1.092          2,299,588
                                                       2008      1.419          0.828          2,555,974
                                                       2007      1.476          1.419          2,810,277

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2009      1.009          1.207          2,488,865
                                                       2008      1.457          1.009          1,539,896
                                                       2007      1.411          1.457          1,749,041

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (4/00)........................  2009      0.897          1.137          1,905,822
                                                       2008      1.444          0.897          2,134,740
                                                       2007      1.512          1.444          2,348,601

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)..................................  2009      0.963          1.174            212,947
                                                       2008      1.527          0.963            222,353
                                                       2007      1.500          1.527            244,309
                                                       2006      1.295          1.500            246,900
                                                       2005      1.240          1.295            241,736
                                                       2004      1.147          1.240             60,756
                                                       2003      1.000          1.147             35,867

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2009      0.769          1.073            982,108
                                                       2008      1.252          0.769          1,074,109
                                                       2007      1.255          1.252          1,200,932

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.991          1.387            476,632
                                                       2008      1.707          0.991            552,331
                                                       2007      1.584          1.707            675,683
                                                       2006      1.433          1.584            267,113
                                                       2005      1.395          1.433            258,819
                                                       2004      1.237          1.395            178,596
                                                       2003      1.000          1.237                 --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.885          0.860                 --
                                                       2008      1.445          0.885            502,080
                                                       2007      1.406          1.445            519,030
                                                       2006      1.246          1.406            624,949
                                                       2005      1.220          1.246            476,000
                                                       2004      1.130          1.220            170,301
                                                       2003      1.000          1.130             46,185

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2009      0.926          1.115                 --
                                                       2008      1.264          0.926                 --
                                                       2007      1.164          1.264                 --
                                                       2006      1.103          1.164                 --
                                                       2005      1.078          1.103                 --
                                                       2004      1.000          1.078                 --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.775          0.892            888,442
                                                       2008      1.004          0.775          1,033,604
                                                       2007      1.011          1.004          1,281,072
                                                       2006      0.991          1.011          1,296,550
                                                       2005      0.989          0.991            787,064
                                                       2004      0.997          0.989            155,845
                                                       2003      1.000          0.997             13,532

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.465          1.534                 --
                                                       2006      1.266          1.465            371,813
                                                       2005      1.242          1.266            391,295
                                                       2004      1.170          1.242            323,540
                                                       2003      1.000          1.170             28,599

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.205          1.253                 --
                                                       2006      1.180          1.205                 --
                                                       2005      1.145          1.180                 --
                                                       2004      1.162          1.145                 --
                                                       2003      1.000          1.162                 --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.434          1.482                 --
                                                       2006      1.318          1.434                 --
                                                       2005      1.224          1.318                 --
                                                       2004      1.145          1.224                 --
                                                       2003      1.000          1.145                 --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.336          1.393                 --
                                                       2006      1.213          1.336                 --
                                                       2005      1.195          1.213                 --
                                                       2004      1.125          1.195                 --
                                                       2003      1.000          1.125                 --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.463          1.518                 --
                                                       2006      1.273          1.463          1,679,316
                                                       2005      1.259          1.273          1,508,303
                                                       2004      1.140          1.259            743,043
                                                       2003      1.000          1.140                 --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.638          1.803                 --
                                                       2006      1.490          1.638          1,802,610
                                                       2005      1.405          1.490          1,796,356
                                                       2004      1.156          1.405            449,805
                                                       2003      1.000          1.156             56,642

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.092          1.125                 --
                                                       2005      1.073          1.092                 --
                                                       2004      1.000          1.073                 --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.585          1.525                 --
                                                       2007      1.525          1.585                 --
                                                       2006      1.607          1.525                 --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2009      0.954          1.378                 --
                                                       2008      1.284          0.954                 --
                                                       2007      1.275          1.284                 --
                                                       2006      1.214          1.275                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.520          1.592                 --
                                                       2006      1.440          1.520            238,470

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.974          1.137            459,696
                                                       2008      1.586          0.974            403,580
                                                       2007      1.578          1.586            325,365

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.581          0.770            337,062
                                                       2008      1.015          0.581            360,544
                                                       2007      1.216          1.015            429,534
                                                       2006      1.003          1.216            295,881

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.956          1.209            202,757
                                                       2008      1.305          0.956            190,483
                                                       2007      1.345          1.305            189,754
                                                       2006      1.266          1.345            126,371

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      1.002          1.526          1,111,985
                                                       2008      1.726          1.002          1,198,096
                                                       2007      1.776          1.726          1,353,456
                                                       2006      1.617          1.776          1,310,925

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      1.141          1.602            341,376
                                                       2008      2.004          1.141            370,793
                                                       2007      1.568          2.004            186,964
                                                       2006      1.534          1.568             63,712

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.680          0.911             60,092
                                                       2008      1.125          0.680            124,923
                                                       2007      1.273          1.125            102,279

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.905          0.894                 --
                                                       2008      1.235          0.905                 --
                                                       2007      1.186          1.235                 --
                                                       2006      1.125          1.186                 --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2009      1.051          1.412                 --
                                                       2008      1.315          1.051                 --
                                                       2007      1.256          1.315                 --
                                                       2006      1.202          1.256                 --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.683          0.793                 --
                                                       2008      1.094          0.683                 --
                                                       2007      1.074          1.094                 --
                                                       2006      1.001          1.074                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.632          0.783          2,314,290
                                                       2008      1.053          0.632          2,550,701
                                                       2007      1.069          1.053          2,426,368
                                                       2006      1.015          1.069             14,449

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.815          0.774                 --
                                                       2008      1.451          0.815            288,699
                                                       2007      1.323          1.451            286,118
                                                       2006      1.344          1.323            288,669

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.846          1.112            121,466
                                                       2008      1.406          0.846            100,188
                                                       2007      1.288          1.406             70,814
                                                       2006      1.302          1.288             67,991

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2009      1.391          2.306                 --
                                                       2008      3.183          1.391                 --
                                                       2007      2.533          3.183                 --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.267          2.098          1,024,717
                                                       2008      2.775          1.267            927,847

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.175          1.515             25,038
                                                       2008      2.081          1.175             42,358
                                                       2007      1.988          2.081             57,143

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.088          1.261          2,520,001
                                                       2008      1.189          1.088          2,636,780
                                                       2007      1.126          1.189          2,649,679

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.217          1.352          7,219,847

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      0.980          1.189            203,690
                                                       2008      1.489          0.980            196,808
                                                       2007      1.447          1.489            170,200
                                                       2006      1.350          1.447            168,500

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.168          1.288                 --
                                                       2006      1.113          1.168             37,238

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.133          1.478          1,387,295
                                                       2008      1.296          1.133          1,327,176
                                                       2007      1.241          1.296          1,475,710
                                                       2006      1.201          1.241          1,258,548

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.670          0.830          1,436,878
                                                       2008      0.974          0.670          1,696,421
                                                       2007      1.026          0.974          1,990,474
                                                       2006      1.003          1.026          1,426,576

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2009      0.913          1.136                 --

  MIST Van Kampen Mid Cap Growth Subaccount (Class B)
  (4/08) *...........................................  2009      0.749          1.154                 --
                                                       2008      1.355          0.749                 --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.824          1.204            111,777
                                                       2008      1.550          0.824            106,218
                                                       2007      1.314          1.550             80,134
                                                       2006      1.350          1.314             80,101

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2009      1.042          1.117                 --
                                                       2008      1.101          1.042                 --
                                                       2007      1.058          1.101                 --
                                                       2006      1.021          1.058                 --

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2009      0.907          1.049                 --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.795          0.998            586,936

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2009      1.057          1.040                 --
                                                       2008      1.049          1.057                 --
                                                       2007      1.019          1.049                 --
                                                       2006      0.999          1.019                 --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2009      0.739          0.729                 --
                                                       2008      1.261          0.739                 --
                                                       2007      1.336          1.261              1,889

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2009      0.821          1.062                 --
                                                       2008      1.334          0.821                 --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.715          0.745                 --
                                                       2008      1.322          0.715            327,267
                                                       2007      1.298          1.322            360,815
                                                       2006      1.285          1.298            387,124

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.816          0.973          1,173,794
                                                       2008      1.365          0.816          1,247,125
                                                       2007      1.339          1.365          1,293,697
                                                       2006      1.309          1.339          1,345,430

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.624          0.804            274,953
                                                       2008      1.069          0.624            115,264
                                                       2007      1.057          1.069             23,429
                                                       2006      1.002          1.057             23,184

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.902          1.065            287,644
                                                       2008      1.075          0.902            316,451
                                                       2007      1.040          1.075                 --
                                                       2006      1.001          1.040                 --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.825          1.000            413,902
                                                       2008      1.074          0.825            291,625
                                                       2007      1.046          1.074            112,150
                                                       2006      1.002          1.046            112,211

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.751          0.931          3,581,028
                                                       2008      1.075          0.751          2,952,280
                                                       2007      1.051          1.075          1,974,991
                                                       2006      1.002          1.051          1,053,982

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.683          0.864          1,651,481
                                                       2008      1.074          0.683          1,643,214
                                                       2007      1.056          1.074          2,045,451
                                                       2006      1.002          1.056          2,245,576

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.889          1.091            618,748

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      1.014          1.176          3,064,012
                                                       2008      1.332          1.014          3,692,479
                                                       2007      1.305          1.332          4,032,328
                                                       2006      1.225          1.305          4,489,293

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      1.069          1.265                 --
                                                       2008      1.461          1.069                 --
                                                       2007      1.385          1.461          1,305,982
                                                       2006      1.257          1.385          1,402,121

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.635          0.870          1,201,839
                                                       2008      1.091          0.635          1,465,288
                                                       2007      1.048          1.091          1,893,492
                                                       2006      0.996          1.048          2,167,759

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.647          0.907            505,914
                                                       2008      1.139          0.647            464,039
                                                       2007      1.066          1.139            498,844
                                                       2006      0.998          1.066            508,970

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2009      0.712          0.967                 --
                                                       2008      1.087          0.712                 --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.143          1.185                 --
                                                       2006      1.080          1.143                 --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2009      1.065          1.090                 --
                                                       2008      1.089          1.065                 --
                                                       2007      1.064          1.089                 --
                                                       2006      1.031          1.064                 --

Money Market Portfolio
  Money Market Subaccount (10/97)....................  2006      0.992          0.999                 --
                                                       2005      0.984          0.992                 --
                                                       2004      0.995          0.984                 --
                                                       2003      1.000          0.995                 --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.108          1.169                 --
                                                       2005      1.069          1.108                 --
                                                       2004      1.000          1.069                 --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.101          1.122                 --
                                                       2006      1.116          1.101          2,743,730
                                                       2005      1.116          1.116          2,482,513
                                                       2004      1.046          1.116            682,048
                                                       2003      1.000          1.046                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.176          1.213                 --
                                                       2008      1.145          1.176          6,768,225
                                                       2007      1.075          1.145          6,365,422
                                                       2006      1.057          1.075          6,685,769
                                                       2005      1.053          1.057          5,397,851
                                                       2004      1.025          1.053          2,012,954
                                                       2003      1.000          1.025            291,992

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2008      1.467          1.359                 --
                                                       2007      1.357          1.467                 --
                                                       2006      1.247          1.357                 --
                                                       2005      1.187          1.247                 --
                                                       2004      1.126          1.187                 --
                                                       2003      1.000          1.126                 --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.849          1.998                 --
                                                       2006      1.477          1.849              2,466
                                                       2005      1.344          1.477                 --
                                                       2004      1.180          1.344                 --
                                                       2003      1.000          1.180                 --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.842          1.965                 --
                                                       2006      1.603          1.842            310,361
                                                       2005      1.529          1.603            318,325
                                                       2004      1.236          1.529             68,486
                                                       2003      1.000          1.236                 --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.264          1.344                 --
                                                       2005      1.186          1.264            288,936
                                                       2004      1.137          1.186             20,138
                                                       2003      1.000          1.137                 --

  Travelers Convertible Securities Subaccount
  (5/00).............................................  2006      1.130          1.202                 --
                                                       2005      1.149          1.130                 --
                                                       2004      1.103          1.149                 --
                                                       2003      1.000          1.103                 --

  Travelers Disciplined Mid Cap Stock Subaccount
  (5/00).............................................  2006      1.473          1.607                 --
                                                       2005      1.337          1.473                 --
                                                       2004      1.172          1.337                 --
                                                       2003      1.000          1.172                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (11/99).........  2006      1.248          1.309                 --
                                                       2005      1.219          1.248          1,192,249
                                                       2004      1.133          1.219            419,271
                                                       2003      1.000          1.133             67,418

  Travelers Federated High Yield Subaccount (5/00)...  2006      1.185          1.214                 --
                                                       2005      1.180          1.185                 --
                                                       2004      1.091          1.180                 --
                                                       2003      1.000          1.091                 --

  Travelers Federated Stock Subaccount (5/00)........  2006      1.281          1.325                 --
                                                       2005      1.241          1.281                 --
                                                       2004      1.146          1.241                 --
                                                       2003      1.000          1.146                 --

  Travelers Large Cap Subaccount (11/99).............  2006      1.249          1.285                 --
                                                       2005      1.172          1.249             59,735
                                                       2004      1.123          1.172             14,345
                                                       2003      1.000          1.123                 --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.074          1.141                 --
                                                       2005      1.000          1.074             18,361

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.028          1.030                 --
                                                       2005      1.000          1.028            205,689

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.043          1.079                 --
                                                       2005      1.000          1.043            800,694

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.062          1.106                 --
                                                       2005      1.000          1.062          1,057,781

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.035          1.053                 --
                                                       2005      1.000          1.035            176,250

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.358          1.440                 --
                                                       2005      1.237          1.358            158,776
                                                       2004      1.090          1.237             31,758
                                                       2003      1.000          1.090              1,812

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.278          1.350                 --
                                                       2005      1.265          1.278             86,054
                                                       2004      1.132          1.265                 --
                                                       2003      1.000          1.132                 --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.188          1.225                 --
                                                       2005      1.178          1.188          4,400,365
                                                       2004      1.079          1.178          2,095,541
                                                       2003      1.000          1.079            148,150

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.165          1.257                 --
                                                       2005      1.117          1.165          1,218,149
                                                       2004      1.000          1.117            238,156

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.410          1.617                 --
                                                       2005      1.314          1.410          1,223,044
                                                       2004      1.159          1.314            688,983
                                                       2003      1.000          1.159                788

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.274          1.350                 --
                                                       2005      1.227          1.274            171,747
                                                       2004      1.127          1.227             90,074
                                                       2003      1.000          1.127             13,260

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.059          1.113                 --
                                                       2005      1.000          1.059             37,255

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.191          1.201                 --
                                                       2005      1.173          1.191          1,102,036
                                                       2004      1.079          1.173            354,288
                                                       2003      1.000          1.079                 --

  Travelers Quality Bond Subaccount (5/00)...........  2006      1.032          1.021                 --
                                                       2005      1.037          1.032                 --
                                                       2004      1.024          1.037                 --
                                                       2003      1.000          1.024                 --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.206          1.256                 --
                                                       2005      1.206          1.206            329,452
                                                       2004      1.117          1.206            126,430
                                                       2003      1.000          1.117                 --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.133          1.302                 --
                                                       2005      1.000          1.133             36,529

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.266                 --
                                                       2005      1.000          1.105             31,332

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.071          1.031                 --
                                                       2005      1.048          1.071                 --
                                                       2004      1.000          1.048                 --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/01).............................................  2009      0.912          1.148                 --
                                                       2008      1.450          0.912                 --
                                                       2007      1.516          1.450                 --
                                                       2006      1.333          1.516                 --
                                                       2005      1.307          1.333                 --
                                                       2004      1.136          1.307                 --
                                                       2003      1.000          1.136                 --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2009      0.783          0.801                 --
                                                       2008      1.403          0.783                 --
                                                       2007      1.274          1.403                 --
                                                       2006      1.218          1.274                 --
                                                       2005      1.152          1.218                 --
                                                       2004      1.133          1.152                 --
                                                       2003      1.000          1.133                 --




           PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.10%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.076          1.151               --
                                                       2006      1.000          1.076               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.191          1.249               --
                                                       2005      1.152          1.191               --
                                                       2004      1.112          1.152               --
                                                       2003      1.000          1.112               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.304          1.269               --
                                                       2005      1.159          1.304               --
                                                       2004      1.093          1.159               --
                                                       2003      1.000          1.093               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.179          1.643          112,622
                                                       2008      1.955          1.179          117,613
                                                       2007      1.738          1.955          124,866
                                                       2006      1.474          1.738          137,037
                                                       2005      1.319          1.474          121,081
                                                       2004      1.187          1.319           52,556
                                                       2003      1.000          1.187            6,649

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      0.938          1.281          171,580
                                                       2008      1.710          0.938          177,913
                                                       2007      1.554          1.710          181,992
                                                       2006      1.440          1.554          232,157
                                                       2005      1.266          1.440          179,843
                                                       2004      1.149          1.266           55,079
                                                       2003      1.000          1.149            8,761

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      0.907          1.165          162,927
                                                       2008      1.490          0.907          170,099
                                                       2007      1.449          1.490          168,927
                                                       2006      1.284          1.449          238,306
                                                       2005      1.239          1.284          219,932
                                                       2004      1.147          1.239           98,609
                                                       2003      1.000          1.147            8,885

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.551          1.532               --
                                                       2005      1.340          1.551               --
                                                       2004      1.145          1.340               --
                                                       2003      1.000          1.145               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/00).............................................  2007      2.433          2.545               --
                                                       2006      1.875          2.433               --
                                                       2005      1.496          1.875               --
                                                       2004      1.223          1.496               --
                                                       2003      1.000          1.223               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      1.543          2.004               --
                                                       2005      1.470          1.543               --
                                                       2004      1.143          1.470               --
                                                       2003      1.000          1.143               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/00).....................................  2008      1.399          1.337               --
                                                       2007      1.334          1.399               --
                                                       2006      1.169          1.334               --
                                                       2005      1.144          1.169               --
                                                       2004      1.112          1.144               --
                                                       2003      1.000          1.112               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/00).....................................  2008      1.148          1.082               --
                                                       2007      1.318          1.148               --
                                                       2006      1.297          1.318               --
                                                       2005      1.252          1.297               --
                                                       2004      1.148          1.252               --
                                                       2003      1.000          1.148               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.406               --
                                                       2005      1.201          1.295               --
                                                       2004      1.074          1.201               --
                                                       2003      1.000          1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.293          1.438               --
                                                       2005      1.199          1.293           23,446
                                                       2004      1.067          1.199           23,446
                                                       2003      1.000          1.067               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (5/00)....................................  2009      1.033          1.371               --
                                                       2008      1.842          1.033               --
                                                       2007      1.603          1.842               --
                                                       2006      1.469          1.603               --
                                                       2005      1.286          1.469               --
                                                       2004      1.141          1.286               --
                                                       2003      1.000          1.141               --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (5/01)................  2009      0.867          1.152               --
                                                       2008      1.509          0.867               --
                                                       2007      1.444          1.509               --
                                                       2006      1.295          1.444               --
                                                       2005      1.096          1.295               --
                                                       2004      1.105          1.096               --
                                                       2003      1.000          1.105               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2009      1.242          1.700           27,593
                                                       2008      2.101          1.242           26,698
                                                       2007      1.860          2.101           25,939
                                                       2006      1.690          1.860           25,324
                                                       2005      1.462          1.690           24,626
                                                       2004      1.198          1.462           21,134
                                                       2003      1.000          1.198               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.334          1.547               --
                                                       2005      1.232          1.334            3,067
                                                       2004      1.117          1.232               --
                                                       2003      1.000          1.117               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.044          2.764               --
                                                       2007      2.414          3.044           11,369
                                                       2006      1.924          2.414           17,311
                                                       2005      1.542          1.924           17,471
                                                       2004      1.263          1.542           10,047
                                                       2003      1.000          1.263               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      1.155          1.550           11,742
                                                       2008      1.979          1.155           13,367
                                                       2007      1.750          1.979           13,723
                                                       2006      1.472          1.750           25,787
                                                       2005      1.364          1.472           25,787
                                                       2004      1.175          1.364           10,532
                                                       2003      1.000          1.175               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.406          1.678               --
                                                       2005      1.319          1.406               --
                                                       2004      1.161          1.319               --
                                                       2003      1.000          1.161               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.057          1.078               --
                                                       2005      1.065          1.057               --
                                                       2004      1.000          1.065               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00).............................................  2006      1.204          1.241               --
                                                       2005      1.142          1.204               --
                                                       2004      1.077          1.142               --
                                                       2003      1.000          1.077               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2009      1.185          1.458               --
                                                       2008      1.705          1.185               --
                                                       2007      1.431          1.705               --
                                                       2006      1.374          1.431               --
                                                       2005      1.249          1.374               --
                                                       2004      1.117          1.249               --
                                                       2003      1.000          1.117               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2009      0.890          1.368               --
                                                       2008      1.623          0.890               --
                                                       2007      1.362          1.623               --
                                                       2006      1.290          1.362               --
                                                       2005      1.181          1.290               --
                                                       2004      1.199          1.181               --
                                                       2003      1.000          1.199               --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (5/00).............................................  2008      1.494          1.405               --
                                                       2007      1.395          1.494               --
                                                       2006      1.208          1.395               --
                                                       2005      1.168          1.208               --
                                                       2004      1.141          1.168               --
                                                       2003      1.000          1.141               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.344          1.502               --
                                                       2005      1.320          1.344            4,952
                                                       2004      1.173          1.320              409
                                                       2003      1.000          1.173               --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2009      0.826          1.088           28,144
                                                       2008      1.415          0.826           30,922
                                                       2007      1.473          1.415           13,661

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2009      1.006          1.203           25,339
                                                       2008      1.453          1.006           12,520
                                                       2007      1.409          1.453           12,657

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (4/00)........................  2009      0.895          1.134           43,984
                                                       2008      1.441          0.895           45,520
                                                       2007      1.510          1.441           46,876

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)..................................  2009      0.960          1.171               --
                                                       2008      1.523          0.960               --
                                                       2007      1.498          1.523               --
                                                       2006      1.293          1.498               --
                                                       2005      1.240          1.293               --
                                                       2004      1.147          1.240               --
                                                       2003      1.000          1.147               --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2009      0.767          1.070            5,294
                                                       2008      1.250          0.767            5,703
                                                       2007      1.252          1.250            6,057

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2009      0.989          1.382            4,075
                                                       2008      1.703          0.989            4,639
                                                       2007      1.581          1.703            9,176
                                                       2006      1.432          1.581            9,176
                                                       2005      1.394          1.432            9,176
                                                       2004      1.236          1.394            4,623
                                                       2003      1.000          1.236               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.882          0.858               --
                                                       2008      1.442          0.882           36,176
                                                       2007      1.403          1.442           36,176
                                                       2006      1.245          1.403           36,176
                                                       2005      1.219          1.245               --
                                                       2004      1.130          1.219               --
                                                       2003      1.000          1.130               --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2009      0.924          1.112               --
                                                       2008      1.262          0.924               --
                                                       2007      1.162          1.262               --
                                                       2006      1.102          1.162               --
                                                       2005      1.078          1.102               --
                                                       2004      1.000          1.078               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.773          0.889           20,292
                                                       2008      1.002          0.773           20,296
                                                       2007      1.010          1.002           20,300
                                                       2006      0.990          1.010           24,696
                                                       2005      0.988          0.990           29,111
                                                       2004      0.997          0.988           26,017
                                                       2003      1.000          0.997               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.462          1.532               --
                                                       2006      1.264          1.462            6,735
                                                       2005      1.241          1.264            6,742
                                                       2004      1.170          1.241            6,750
                                                       2003      1.000          1.170            6,753

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.203          1.251               --
                                                       2006      1.179          1.203               --
                                                       2005      1.144          1.179               --
                                                       2004      1.162          1.144               --
                                                       2003      1.000          1.162               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.431          1.480               --
                                                       2006      1.316          1.431               --
                                                       2005      1.223          1.316               --
                                                       2004      1.145          1.223               --
                                                       2003      1.000          1.145               --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.334          1.391               --
                                                       2006      1.212          1.334               --
                                                       2005      1.194          1.212               --
                                                       2004      1.125          1.194               --
                                                       2003      1.000          1.125               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.461          1.515               --
                                                       2006      1.272          1.461           98,893
                                                       2005      1.258          1.272           92,498
                                                       2004      1.140          1.258           29,092
                                                       2003      1.000          1.140               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.635          1.799               --
                                                       2006      1.488          1.635           46,317
                                                       2005      1.404          1.488           39,524
                                                       2004      1.156          1.404            7,424
                                                       2003      1.000          1.156               --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.091          1.124               --
                                                       2005      1.073          1.091               --
                                                       2004      1.000          1.073               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.581          1.522               --
                                                       2007      1.523          1.581               --
                                                       2006      1.604          1.523               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2009      0.952          1.374               --
                                                       2008      1.281          0.952               --
                                                       2007      1.273          1.281               --
                                                       2006      1.212          1.273               --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.518          1.589               --
                                                       2006      1.438          1.518               --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      0.971          1.134               --
                                                       2008      1.582          0.971               --
                                                       2007      1.576          1.582               --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.581          0.768               --
                                                       2008      1.014          0.581               --
                                                       2007      1.216          1.014               --
                                                       2006      1.003          1.216               --

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.954          1.206               --
                                                       2008      1.303          0.954               --
                                                       2007      1.344          1.303               --
                                                       2006      1.265          1.344               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      0.999          1.521               --
                                                       2008      1.722          0.999               --
                                                       2007      1.773          1.722               --
                                                       2006      1.615          1.773               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      1.138          1.596               --
                                                       2008      1.999          1.138               --
                                                       2007      1.565          1.999               --
                                                       2006      1.532          1.565               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.679          0.909               --
                                                       2008      1.123          0.679               --
                                                       2007      1.272          1.123               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.903          0.891               --
                                                       2008      1.233          0.903               --
                                                       2007      1.184          1.233               --
                                                       2006      1.124          1.184               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2009      1.048          1.408               --
                                                       2008      1.312          1.048               --
                                                       2007      1.254          1.312               --
                                                       2006      1.201          1.254               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.682          0.791               --
                                                       2008      1.093          0.682               --
                                                       2007      1.074          1.093               --
                                                       2006      1.001          1.074               --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.631          0.782           64,009
                                                       2008      1.052          0.631           65,062
                                                       2007      1.068          1.052           90,378
                                                       2006      1.015          1.068           18,789

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.813          0.771               --
                                                       2008      1.448          0.813               --
                                                       2007      1.321          1.448               --
                                                       2006      1.342          1.321               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.844          1.109               --
                                                       2008      1.404          0.844               --
                                                       2007      1.287          1.404               --
                                                       2006      1.301          1.287               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2009      1.387          2.298               --
                                                       2008      3.176          1.387               --
                                                       2007      2.529          3.176               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.264          2.091            8,406
                                                       2008      2.768          1.264            9,378

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.172          1.510               --
                                                       2008      2.077          1.172               --
                                                       2007      1.984          2.077               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.085          1.257           22,137
                                                       2008      1.186          1.085           23,424
                                                       2007      1.124          1.186           24,961

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.213          1.347          103,257

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      0.977          1.185               --
                                                       2008      1.485          0.977               --
                                                       2007      1.445          1.485               --
                                                       2006      1.348          1.445               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.167          1.286               --
                                                       2006      1.113          1.167               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.130          1.473           10,348
                                                       2008      1.293          1.130           10,353
                                                       2007      1.239          1.293           10,731
                                                       2006      1.200          1.239           10,736

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.669          0.828           51,006
                                                       2008      0.974          0.669           51,956
                                                       2007      1.025          0.974           56,670
                                                       2006      1.003          1.025           41,024

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2009      0.911          1.133               --

  MIST Van Kampen Mid Cap Growth Subaccount (Class B)
  (4/08) *...........................................  2009      0.747          1.151               --
                                                       2008      1.351          0.747               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.822          1.201               --
                                                       2008      1.546          0.822               --
                                                       2007      1.312          1.546               --
                                                       2006      1.348          1.312               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2009      1.039          1.114               --
                                                       2008      1.099          1.039               --
                                                       2007      1.056          1.099               --
                                                       2006      1.020          1.056               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2009      0.905          1.046               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.792          0.995               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2009      1.054          1.036               --
                                                       2008      1.046          1.054               --
                                                       2007      1.017          1.046               --
                                                       2006      0.998          1.017               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2009      0.737          0.727               --
                                                       2008      1.259          0.737               --
                                                       2007      1.334          1.259               --

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2009      0.819          1.059               --
                                                       2008      1.331          0.819               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.713          0.743               --
                                                       2008      1.319          0.713               --
                                                       2007      1.296          1.319               --
                                                       2006      1.283          1.296               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.814          0.970           26,542
                                                       2008      1.362          0.814           26,560
                                                       2007      1.337          1.362           29,123
                                                       2006      1.308          1.337           29,130

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.623          0.802               --
                                                       2008      1.068          0.623               --
                                                       2007      1.057          1.068               --
                                                       2006      1.002          1.057               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.900          1.063               --
                                                       2008      1.074          0.900               --
                                                       2007      1.039          1.074               --
                                                       2006      1.001          1.039               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.824          0.998               --
                                                       2008      1.073          0.824               --
                                                       2007      1.046          1.073               --
                                                       2006      1.002          1.046               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.750          0.930               --
                                                       2008      1.074          0.750               --
                                                       2007      1.051          1.074               --
                                                       2006      1.002          1.051               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.682          0.862           17,203
                                                       2008      1.074          0.682           17,227
                                                       2007      1.056          1.074           17,248
                                                       2006      1.002          1.056           17,267

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.887          1.087           36,176

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      1.011          1.172           62,555
                                                       2008      1.329          1.011           63,793
                                                       2007      1.303          1.329           60,104
                                                       2006      1.223          1.303          125,530

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      1.063          1.258               --
                                                       2008      1.458          1.063               --
                                                       2007      1.384          1.458            2,560
                                                       2006      1.256          1.384            2,560

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.634          0.869               --
                                                       2008      1.090          0.634               --
                                                       2007      1.047          1.090               --
                                                       2006      0.996          1.047               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.647          0.906               --
                                                       2008      1.138          0.647               --
                                                       2007      1.065          1.138               --
                                                       2006      0.998          1.065               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2009      0.710          0.964               --
                                                       2008      1.084          0.710               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.142          1.184               --
                                                       2006      1.078          1.142               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2009      1.062          1.087               --
                                                       2008      1.087          1.062               --
                                                       2007      1.062          1.087               --
                                                       2006      1.030          1.062               --

Money Market Portfolio
  Money Market Subaccount (10/97)....................  2006      0.991          0.998               --
                                                       2005      0.984          0.991               --
                                                       2004      0.994          0.984               --
                                                       2003      1.000          0.994               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.107          1.168               --
                                                       2005      1.069          1.107               --
                                                       2004      1.000          1.069               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.099          1.120               --
                                                       2006      1.115          1.099           41,396
                                                       2005      1.115          1.115           42,753
                                                       2004      1.046          1.115           16,047
                                                       2003      1.000          1.046               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.173          1.210               --
                                                       2008      1.143          1.173          103,283
                                                       2007      1.073          1.143           89,883
                                                       2006      1.056          1.073           89,261
                                                       2005      1.052          1.056           88,432
                                                       2004      1.024          1.052           25,853
                                                       2003      1.000          1.024               --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2008      1.463          1.356               --
                                                       2007      1.355          1.463               --
                                                       2006      1.246          1.355               --
                                                       2005      1.186          1.246               --
                                                       2004      1.126          1.186               --
                                                       2003      1.000          1.126               --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.845          1.995               --
                                                       2006      1.475          1.845               --
                                                       2005      1.343          1.475               --
                                                       2004      1.180          1.343               --
                                                       2003      1.000          1.180               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.839          1.961               --
                                                       2006      1.601          1.839            8,267
                                                       2005      1.528          1.601            8,267
                                                       2004      1.236          1.528            4,239
                                                       2003      1.000          1.236               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.262          1.342               --
                                                       2005      1.185          1.262               --
                                                       2004      1.136          1.185               --
                                                       2003      1.000          1.136               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Convertible Securities Subaccount
  (5/00).............................................  2006      1.128          1.201               --
                                                       2005      1.148          1.128               --
                                                       2004      1.103          1.148               --
                                                       2003      1.000          1.103               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (5/00).............................................  2006      1.471          1.604               --
                                                       2005      1.336          1.471               --
                                                       2004      1.172          1.336               --
                                                       2003      1.000          1.172               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.246          1.308               --
                                                       2005      1.218          1.246           27,363
                                                       2004      1.132          1.218            6,969
                                                       2003      1.000          1.132            6,972

  Travelers Federated High Yield Subaccount (5/00)...  2006      1.184          1.212               --
                                                       2005      1.179          1.184               --
                                                       2004      1.091          1.179               --
                                                       2003      1.000          1.091               --

  Travelers Federated Stock Subaccount (5/00)........  2006      1.279          1.323               --
                                                       2005      1.241          1.279               --
                                                       2004      1.146          1.241               --
                                                       2003      1.000          1.146               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.247          1.283               --
                                                       2005      1.172          1.247               --
                                                       2004      1.123          1.172               --
                                                       2003      1.000          1.123               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.074          1.140               --
                                                       2005      1.000          1.074               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.027          1.030               --
                                                       2005      1.000          1.027               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.043          1.078               --
                                                       2005      1.000          1.043               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.062          1.105               --
                                                       2005      1.000          1.062               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.034          1.053               --
                                                       2005      1.000          1.034               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.357          1.438               --
                                                       2005      1.236          1.357               --
                                                       2004      1.090          1.236               --
                                                       2003      1.000          1.090               --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.276          1.348               --
                                                       2005      1.264          1.276               --
                                                       2004      1.132          1.264               --
                                                       2003      1.000          1.132               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.187          1.223               --
                                                       2005      1.177          1.187          113,120
                                                       2004      1.078          1.177           41,109
                                                       2003      1.000          1.078               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.164          1.256               --
                                                       2005      1.117          1.164               --
                                                       2004      1.000          1.117               --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.408          1.615               --
                                                       2005      1.313          1.408               --
                                                       2004      1.158          1.313               --
                                                       2003      1.000          1.158               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.273          1.348               --
                                                       2005      1.226          1.273               --
                                                       2004      1.127          1.226               --
                                                       2003      1.000          1.127               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.059          1.113               --
                                                       2005      1.000          1.059               --

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.190          1.200               --
                                                       2005      1.172          1.190            5,460
                                                       2004      1.079          1.172              307
                                                       2003      1.000          1.079               --

  Travelers Quality Bond Subaccount (5/00)...........  2006      1.031          1.020               --
                                                       2005      1.036          1.031               --
                                                       2004      1.024          1.036               --
                                                       2003      1.000          1.024               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.204          1.254               --
                                                       2005      1.205          1.204               --
                                                       2004      1.116          1.205               --
                                                       2003      1.000          1.116               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.132          1.301               --
                                                       2005      1.000          1.132               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.265               --
                                                       2005      1.000          1.105               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.070          1.030               --
                                                       2005      1.047          1.070               --
                                                       2004      1.000          1.047               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/01).............................................  2009      0.910          1.144               --
                                                       2008      1.447          0.910               --
                                                       2007      1.513          1.447               --
                                                       2006      1.332          1.513               --
                                                       2005      1.306          1.332               --
                                                       2004      1.136          1.306               --
                                                       2003      1.000          1.136               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2009      0.780          0.798               --
                                                       2008      1.400          0.780               --
                                                       2007      1.271          1.400               --
                                                       2006      1.216          1.271               --
                                                       2005      1.151          1.216               --
                                                       2004      1.133          1.151               --
                                                       2003      1.000          1.133               --




         PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B)


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.076          1.149                --
                                                       2006      1.000          1.076             7,862

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.260          1.321                --
                                                       2005      1.219          1.260             5,955
                                                       2004      1.178          1.219             5,958
                                                       2003      0.963          1.178             5,962
                                                       2002      1.000          0.963                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.362          1.324                --
                                                       2005      1.212          1.362             8,136
                                                       2004      1.144          1.212             8,147
                                                       2003      0.948          1.144             8,158
                                                       2002      1.000          0.948                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.287          1.792           274,841
                                                       2008      2.136          1.287           311,801
                                                       2007      1.902          2.136           303,288
                                                       2006      1.614          1.902           304,714
                                                       2005      1.446          1.614           331,151
                                                       2004      1.303          1.446           244,082
                                                       2003      0.984          1.303            11,565
                                                       2002      1.000          0.984                --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2009      1.044          1.424           756,717
                                                       2008      1.905          1.044           769,586
                                                       2007      1.734          1.905           780,739
                                                       2006      1.608          1.734           822,900
                                                       2005      1.415          1.608           823,519
                                                       2004      1.285          1.415           619,614
                                                       2003      0.960          1.285           291,762
                                                       2002      1.000          0.960                --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2009      0.990          1.271           808,960
                                                       2008      1.629          0.990           974,095
                                                       2007      1.585          1.629         1,042,503
                                                       2006      1.406          1.585         1,087,505
                                                       2005      1.358          1.406         1,103,873
                                                       2004      1.258          1.358           996,065
                                                       2003      0.971          1.258           704,556
                                                       2002      1.000          0.971                --

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.600          1.580                --
                                                       2005      1.384          1.600             5,253
                                                       2004      1.183          1.384             5,256
                                                       2003      0.968          1.183             5,056
                                                       2002      1.000          0.968                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/00).............................................  2007      2.722          2.846                --
                                                       2006      2.100          2.722                --
                                                       2005      1.677          2.100                --
                                                       2004      1.373          1.677                --
                                                       2003      0.982          1.373                --
                                                       2002      1.000          0.982                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      1.776          2.304                --
                                                       2005      1.694          1.776            47,056
                                                       2004      1.318          1.694            47,056
                                                       2003      1.005          1.318            45,031
                                                       2002      1.000          1.005                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/00).....................................  2008      1.442          1.377                --
                                                       2007      1.376          1.442            25,626
                                                       2006      1.208          1.376            25,626
                                                       2005      1.183          1.208            25,626
                                                       2004      1.151          1.183            25,626
                                                       2003      0.971          1.151            25,626
                                                       2002      1.000          0.971                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/00).....................................  2008      1.252          1.180                --
                                                       2007      1.439          1.252            47,700
                                                       2006      1.418          1.439            49,794
                                                       2005      1.370          1.418            51,780
                                                       2004      1.258          1.370            52,963
                                                       2003      0.976          1.258            47,826
                                                       2002      1.000          0.976                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.293          1.403                --
                                                       2005      1.199          1.293                --
                                                       2004      1.073          1.199                --
                                                       2003      1.000          1.073                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.290          1.435                --
                                                       2005      1.197          1.290            21,062
                                                       2004      1.067          1.197                --
                                                       2003      1.000          1.067                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (5/00)....................................  2009      1.120          1.484            19,341
                                                       2008      1.998          1.120             4,384
                                                       2007      1.742          1.998            43,121
                                                       2006      1.598          1.742            44,740
                                                       2005      1.400          1.598            44,572
                                                       2004      1.243          1.400            22,535
                                                       2003      0.991          1.243            22,351
                                                       2002      1.000          0.991                --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (5/01)................  2009      0.909          1.207                --
                                                       2008      1.584          0.909                --
                                                       2007      1.517          1.584                --
                                                       2006      1.363          1.517                --
                                                       2005      1.154          1.363                --
                                                       2004      1.165          1.154                --
                                                       2003      0.953          1.165                --
                                                       2002      1.000          0.953                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2009      1.376          1.881            86,856
                                                       2008      2.330          1.376            79,036
                                                       2007      2.065          2.330            97,311
                                                       2006      1.878          2.065           105,519
                                                       2005      1.626          1.878            95,492
                                                       2004      1.334          1.626            47,123
                                                       2003      0.986          1.334                --
                                                       2002      1.000          0.986                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.450          1.680                --
                                                       2005      1.341          1.450           315,122
                                                       2004      1.217          1.341           292,095
                                                       2003      0.994          1.217           223,043
                                                       2002      1.000          0.994                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.458          3.140                --
                                                       2007      2.745          3.458            90,456
                                                       2006      2.190          2.745           114,480
                                                       2005      1.757          2.190           104,800
                                                       2004      1.440          1.757            56,834
                                                       2003      1.000          1.440            30,640

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2009      1.251          1.676           111,002
                                                       2008      2.144          1.251           113,039
                                                       2007      1.899          2.144           146,322
                                                       2006      1.598          1.899           156,811
                                                       2005      1.483          1.598           151,260
                                                       2004      1.279          1.483            68,412
                                                       2003      0.989          1.279            19,323
                                                       2002      1.000          0.989                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.526          1.818                --
                                                       2005      1.433          1.526            83,262
                                                       2004      1.262          1.433            65,648
                                                       2003      0.976          1.262            36,044
                                                       2002      1.000          0.976                --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.055          1.076                --
                                                       2005      1.064          1.055                --
                                                       2004      1.000          1.064                --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00).............................................  2006      1.234          1.272                --
                                                       2005      1.172          1.234            14,308
                                                       2004      1.106          1.172            14,322
                                                       2003      0.994          1.106            14,338
                                                       2002      1.000          0.994                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2009      1.288          1.583             4,379
                                                       2008      1.855          1.288             4,383
                                                       2007      1.558          1.855            10,968
                                                       2006      1.498          1.558            10,973
                                                       2005      1.363          1.498            10,788
                                                       2004      1.220          1.363            10,794
                                                       2003      0.988          1.220            10,590
                                                       2002      1.000          0.988                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2009      1.000          1.534                --
                                                       2008      1.824          1.000                --
                                                       2007      1.532          1.824                --
                                                       2006      1.453          1.532                --
                                                       2005      1.331          1.453                --
                                                       2004      1.353          1.331                --
                                                       2003      0.944          1.353                --
                                                       2002      1.000          0.944                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Worldwide Subaccount (Service Shares)
  (5/00).............................................  2008      1.545          1.453                --
                                                       2007      1.444          1.545            31,119
                                                       2006      1.252          1.444            26,415
                                                       2005      1.212          1.252            26,415
                                                       2004      1.185          1.212            26,415
                                                       2003      0.980          1.185            26,415
                                                       2002      1.000          0.980                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.519          1.696                --
                                                       2005      1.493          1.519            28,004
                                                       2004      1.329          1.493            23,228
                                                       2003      1.000          1.329             4,528

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2009      0.905          1.192           278,114
                                                       2008      1.553          0.905           289,925
                                                       2007      1.617          1.553           325,756

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2009      1.064          1.271           238,607
                                                       2008      1.539          1.064           251,912
                                                       2007      1.493          1.539           245,837

  LMPVET ClearBridge Variable Fundamental Value
  Subaccount (Class I) (4/00)........................  2009      0.998          1.263           309,144
                                                       2008      1.609          0.998           355,136
                                                       2007      1.686          1.609           383,497

  LMPVET ClearBridge Variable Investors Subaccount
  (Class I) (11/99)..................................  2009      1.034          1.259            17,473
                                                       2008      1.642          1.034            17,493
                                                       2007      1.615          1.642            28,456
                                                       2006      1.396          1.615             5,940
                                                       2005      1.340          1.396             5,943
                                                       2004      1.241          1.340             5,946
                                                       2003      0.958          1.241                --
                                                       2002      1.000          0.958                --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2009      0.892          1.243            88,519
                                                       2008      1.455          0.892           117,723
                                                       2007      1.459          1.455           167,559

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2009      1.124          1.570            54,189
                                                       2008      1.938          1.124            63,710
                                                       2007      1.801          1.938            73,969
                                                       2006      1.632          1.801            49,057
                                                       2005      1.591          1.632            62,378
                                                       2004      1.412          1.591            75,282
                                                       2003      0.970          1.412            51,166
                                                       2002      1.000          0.970                --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.939          0.912                --
                                                       2008      1.536          0.939            15,168
                                                       2007      1.496          1.536            16,213
                                                       2006      1.329          1.496            29,531
                                                       2005      1.303          1.329            65,689
                                                       2004      1.208          1.303            31,447
                                                       2003      0.967          1.208            14,964
                                                       2002      1.000          0.967                --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2009      0.920          1.106                --
                                                       2008      1.257          0.920                --
                                                       2007      1.159          1.257                --
                                                       2006      1.100          1.159                --
                                                       2005      1.077          1.100                --
                                                       2004      1.000          1.077                --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2009      0.769          0.884            35,956
                                                       2008      0.998          0.769            45,268
                                                       2007      1.006          0.998            47,121
                                                       2006      0.988          1.006            82,653
                                                       2005      0.987          0.988           126,337
                                                       2004      0.997          0.987            77,826
                                                       2003      1.000          0.997            32,192

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.627          1.704                --
                                                       2006      1.408          1.627           171,439
                                                       2005      1.383          1.408           184,824
                                                       2004      1.305          1.383           185,914
                                                       2003      0.960          1.305           145,744
                                                       2002      1.000          0.960                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.402          1.457                --
                                                       2006      1.375          1.402                --
                                                       2005      1.336          1.375                --
                                                       2004      1.358          1.336                --
                                                       2003      0.961          1.358                --
                                                       2002      1.000          0.961                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.622          1.676                --
                                                       2006      1.493          1.622                --
                                                       2005      1.388          1.493                --
                                                       2004      1.301          1.388                --
                                                       2003      0.949          1.301                --
                                                       2002      1.000          0.949                --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.456          1.517                --
                                                       2006      1.324          1.456           112,384
                                                       2005      1.306          1.324           119,210
                                                       2004      1.231          1.306           122,909
                                                       2003      0.967          1.231           106,380
                                                       2002      1.000          0.967                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.581          1.640                --
                                                       2006      1.378          1.581           151,441
                                                       2005      1.364          1.378           165,498
                                                       2004      1.238          1.364            99,972
                                                       2003      1.000          1.238            60,061

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.767          1.944                --
                                                       2006      1.610          1.767           147,747
                                                       2005      1.520          1.610           165,932
                                                       2004      1.253          1.520            67,744
                                                       2003      1.000          1.253            25,857

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.089          1.122                --
                                                       2005      1.072          1.089                --
                                                       2004      1.000          1.072                --
Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.718          1.652                --
                                                       2007      1.656          1.718                --
                                                       2006      1.746          1.656                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2009      1.043          1.504            43,434
                                                       2008      1.406          1.043            49,199
                                                       2007      1.398          1.406            52,600
                                                       2006      1.332          1.398            55,852

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.602          1.676                --
                                                       2006      1.519          1.602           134,128

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2009      1.023          1.193           147,468
                                                       2008      1.668          1.023           139,391
                                                       2007      1.662          1.668           126,496

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2009      0.579          0.765            31,442
                                                       2008      1.013          0.579            48,195
                                                       2007      1.215          1.013            63,472
                                                       2006      1.003          1.215            82,139

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2009      0.951          1.201                --
                                                       2008      1.300          0.951                --
                                                       2007      1.342          1.300                --
                                                       2006      1.264          1.342                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2009      1.081          1.644            94,460
                                                       2008      1.865          1.081            59,331
                                                       2007      1.922          1.865            58,425
                                                       2006      1.752          1.922            72,912

  MIST Janus Forty Subaccount (Class A) (4/06).......  2009      1.171          1.640            22,182
                                                       2008      2.059          1.171            12,970
                                                       2007      1.613          2.059            16,253
                                                       2006      1.580          1.613             5,443

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2009      0.676          0.905             2,774
                                                       2008      1.120          0.676            16,021
                                                       2007      1.269          1.120            14,166

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.899          0.887                --
                                                       2008      1.228          0.899                --
                                                       2007      1.181          1.228            10,055
                                                       2006      1.122          1.181                --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2009      1.163          1.560            38,746
                                                       2008      1.457          1.163            63,317
                                                       2007      1.394          1.457            57,100
                                                       2006      1.335          1.394            49,830

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2009      0.681          0.788            82,558
                                                       2008      1.092          0.681           102,228
                                                       2007      1.073          1.092           191,645
                                                       2006      1.001          1.073           147,048

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2009      0.629          0.779           188,702
                                                       2008      1.051          0.629           214,151
                                                       2007      1.068          1.051           254,416
                                                       2006      1.015          1.068             4,159

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.870          0.826                --
                                                       2008      1.551          0.870            73,365
                                                       2007      1.417          1.551            77,196
                                                       2006      1.440          1.417            80,378

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2009      0.841          1.104                --
                                                       2008      1.400          0.841                --
                                                       2007      1.285          1.400                --
                                                       2006      1.300          1.285                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2009      1.549          2.563                --
                                                       2008      3.549          1.549                --
                                                       2007      2.828          3.549               724

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.434          2.371            77,330
                                                       2008      3.144          1.434            64,917

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2009      1.235          1.590                --
                                                       2008      2.191          1.235                --
                                                       2007      2.094          2.191             8,699

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2009      1.076          1.246           135,430
                                                       2008      1.178          1.076           147,266
                                                       2007      1.117          1.178           189,644

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2009      1.224          1.359           668,990

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2009      1.044          1.265            30,441
                                                       2008      1.589          1.044             6,940
                                                       2007      1.547          1.589             5,074
                                                       2006      1.445          1.547             5,084

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.165          1.284                --
                                                       2006      1.112          1.165                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2009      1.229          1.600            50,687
                                                       2008      1.408          1.229            50,687
                                                       2007      1.350          1.408            33,826
                                                       2006      1.308          1.350             8,500

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2009      0.667          0.825           136,181
                                                       2008      0.972          0.667           190,705
                                                       2007      1.025          0.972           208,915
                                                       2006      1.003          1.025            84,786

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2009      0.994          1.236            23,493

  MIST Van Kampen Mid Cap Growth Subaccount (Class B)
  (4/08) *...........................................  2009      0.817          1.257                --
                                                       2008      1.478          0.817                --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2009      0.943          1.377            40,342
                                                       2008      1.777          0.943            44,812
                                                       2007      1.509          1.777            47,451
                                                       2006      1.552          1.509            49,974

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2009      1.071          1.147                --
                                                       2008      1.134          1.071                --
                                                       2007      1.091          1.134                --
                                                       2006      1.054          1.091                --

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2009      0.900          1.041                --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2009      0.848          1.064           173,825

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2009      1.039          1.021           155,858
                                                       2008      1.033          1.039           289,706
                                                       2007      1.005          1.033                --
                                                       2006      0.987          1.005                --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2009      0.771          0.761                --
                                                       2008      1.319          0.771                --
                                                       2007      1.399          1.319             6,394

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2009      0.843          1.089            25,626
                                                       2008      1.372          0.843            25,626

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.744          0.775                --
                                                       2008      1.379          0.744           114,994
                                                       2007      1.356          1.379           116,556
                                                       2006      1.343          1.356           119,729

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2009      0.879          1.047            68,435
                                                       2008      1.474          0.879            72,634
                                                       2007      1.447          1.474           107,201
                                                       2006      1.417          1.447           119,110

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.621          0.799                --
                                                       2008      1.067          0.621                --
                                                       2007      1.056          1.067                --
                                                       2006      1.002          1.056                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2009      0.898          1.059                --
                                                       2008      1.072          0.898                --
                                                       2007      1.038          1.072                --
                                                       2006      1.001          1.038                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2009      0.822          0.994            73,684
                                                       2008      1.071          0.822            75,677
                                                       2007      1.045          1.071            43,320
                                                       2006      1.002          1.045                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2009      0.748          0.926           327,227
                                                       2008      1.072          0.748             6,664
                                                       2007      1.050          1.072                --
                                                       2006      1.002          1.050                --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2009      0.680          0.859                --
                                                       2008      1.072          0.680                --
                                                       2007      1.055          1.072            32,231
                                                       2006      1.002          1.055                --

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2009      0.943          1.156            10,588

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2009      1.048          1.214           299,738
                                                       2008      1.379          1.048           319,570
                                                       2007      1.354          1.379           348,319
                                                       2006      1.271          1.354           364,487

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2009      1.052          1.244                --
                                                       2008      1.453          1.052                --
                                                       2007      1.380          1.453            31,954
                                                       2006      1.254          1.380            10,775

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2009      0.633          0.865            85,127
                                                       2008      1.088          0.633           110,071
                                                       2007      1.047          1.088           133,447
                                                       2006      0.996          1.047           139,807

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2009      0.645          0.902            18,823
                                                       2008      1.136          0.645            20,571
                                                       2007      1.064          1.136            10,994
                                                       2006      0.998          1.064            11,006

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2009      0.774          1.049            32,223
                                                       2008      1.182          0.774            35,928

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.139          1.180                --
                                                       2006      1.076          1.139                --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2009      1.057          1.081                --
                                                       2008      1.083          1.057                --
                                                       2007      1.060          1.083                --
                                                       2006      1.028          1.060                --

Money Market Portfolio
  Money Market Subaccount (10/97)....................  2006      0.980          0.987                --
                                                       2005      0.974          0.980                --
                                                       2004      0.985          0.974                --
                                                       2003      0.999          0.985                --
                                                       2002      1.000          0.999                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.105          1.165                --
                                                       2005      1.068          1.105                --
                                                       2004      1.000          1.068                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.092          1.112                --
                                                       2006      1.109          1.092           299,745
                                                       2005      1.110          1.109           430,006
                                                       2004      1.042          1.110           406,388
                                                       2003      1.000          1.042            82,523

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.184          1.221                --
                                                       2008      1.155          1.184           553,011
                                                       2007      1.086          1.155           526,678
                                                       2006      1.069          1.086           638,934
                                                       2005      1.067          1.069           654,436
                                                       2004      1.040          1.067           578,324
                                                       2003      1.012          1.040           514,636
                                                       2002      1.000          1.012                --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2008      1.602          1.483                --
                                                       2007      1.484          1.602                --
                                                       2006      1.366          1.484             3,627
                                                       2005      1.302          1.366             4,172
                                                       2004      1.237          1.302             4,172
                                                       2003      0.958          1.237             9,165
                                                       2002      1.000          0.958                --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.949          2.106                --
                                                       2006      1.560          1.949             2,316
                                                       2005      1.421          1.560                --
                                                       2004      1.250          1.421             2,038
                                                       2003      0.994          1.250             2,129
                                                       2002      1.000          0.994                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.121          2.261                --
                                                       2006      1.848          2.121            56,570
                                                       2005      1.765          1.848            55,526
                                                       2004      1.430          1.765            25,183
                                                       2003      0.977          1.430            17,788
                                                       2002      1.000          0.977                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.355          1.440                --
                                                       2005      1.274          1.355            96,363
                                                       2004      1.223          1.274            94,278
                                                       2003      0.967          1.223            55,722
                                                       2002      1.000          0.967                --

  Travelers Convertible Securities Subaccount
  (5/00).............................................  2006      1.255          1.335                --
                                                       2005      1.278          1.255            52,858
                                                       2004      1.230          1.278            54,485
                                                       2003      0.995          1.230            46,580
                                                       2002      1.000          0.995                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Disciplined Mid Cap Stock Subaccount
  (5/00).............................................  2006      1.602          1.746                --
                                                       2005      1.456          1.602                --
                                                       2004      1.278          1.456                --
                                                       2003      0.977          1.278                --
                                                       2002      1.000          0.977                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.351          1.417                --
                                                       2005      1.322          1.351           119,906
                                                       2004      1.230          1.322            51,434
                                                       2003      0.958          1.230            35,368
                                                       2002      1.000          0.958                --

  Travelers Federated High Yield Subaccount (5/00)...  2006      1.302          1.332                --
                                                       2005      1.297          1.302            59,245
                                                       2004      1.201          1.297            61,070
                                                       2003      1.003          1.201            52,061
                                                       2002      1.000          1.003                --

  Travelers Federated Stock Subaccount (5/00)........  2006      1.360          1.405                --
                                                       2005      1.320          1.360                --
                                                       2004      1.220          1.320                --
                                                       2003      0.978          1.220                --
                                                       2002      1.000          0.978                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.306          1.343                --
                                                       2005      1.228          1.306             8,717
                                                       2004      1.179          1.228             5,234
                                                       2003      0.966          1.179             5,013
                                                       2002      1.000          0.966                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.074          1.139                --
                                                       2005      1.000          1.074                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.027          1.029                --
                                                       2005      1.000          1.027                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.042          1.077                --
                                                       2005      1.000          1.042                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.061          1.104                --
                                                       2005      1.000          1.061                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.034          1.052                --
                                                       2005      1.000          1.034                --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.433          1.519                --
                                                       2005      1.308          1.433           150,031
                                                       2004      1.153          1.308           152,236
                                                       2003      0.973          1.153           116,827
                                                       2002      1.000          0.973                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.469          1.552                --
                                                       2005      1.457          1.469            52,606
                                                       2004      1.306          1.457                --
                                                       2003      0.974          1.306                --
                                                       2002      1.000          0.974                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.234          1.271                --
                                                       2005      1.225          1.234           381,492
                                                       2004      1.124          1.225           348,726
                                                       2003      0.986          1.124           116,554
                                                       2002      1.000          0.986                --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.163          1.254                --
                                                       2005      1.116          1.163             6,545
                                                       2004      1.000          1.116                --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.528          1.752                --
                                                       2005      1.426          1.528            72,663
                                                       2004      1.259          1.426            71,995
                                                       2003      1.001          1.259             3,059
                                                       2002      1.000          1.001                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.364          1.445                --
                                                       2005      1.316          1.364            28,836
                                                       2004      1.210          1.316            28,853
                                                       2003      1.000          1.210             1,879

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.058          1.112                --
                                                       2005      1.000          1.058                --

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.298          1.308                --
                                                       2005      1.280          1.298             8,500
                                                       2004      1.179          1.280             3,608
                                                       2003      1.008          1.179                --
                                                       2002      1.000          1.008                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Quality Bond Subaccount (5/00)...........  2006      1.066          1.054                --
                                                       2005      1.072          1.066                --
                                                       2004      1.061          1.072                --
                                                       2003      1.014          1.061                --
                                                       2002      1.000          1.014                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.353          1.409                --
                                                       2005      1.355          1.353           108,946
                                                       2004      1.257          1.355           108,950
                                                       2003      0.969          1.257             4,218
                                                       2002      1.000          0.969                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.132          1.300                --
                                                       2005      1.000          1.132                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.104          1.264                --
                                                       2005      1.000          1.104                --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.068          1.028                --
                                                       2005      1.047          1.068                --
                                                       2004      1.000          1.047                --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/01).............................................  2009      0.993          0.961                --
                                                       2008      1.582          0.993            32,733
                                                       2007      1.656          1.582            59,052
                                                       2006      1.458          1.656            64,046
                                                       2005      1.432          1.458           258,418
                                                       2004      1.247          1.432           282,224
                                                       2003      0.974          1.247           263,122
                                                       2002      1.000          0.974                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2009      0.814          0.833                --
                                                       2008      1.462          0.814                --
                                                       2007      1.329          1.462                --
                                                       2006      1.273          1.329                --
                                                       2005      1.206          1.273            61,960
                                                       2004      1.188          1.206            61,960
                                                       2003      0.966          1.188            61,960
                                                       2002      1.000          0.966                --




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2009.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2009 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Funds-AIM VI Premier Equity Fund merged into AIM Variable Insurance Funds-AIM VI Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MSF Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio -- Class B was exchanged for Met Investors Series Trust- MFS(R) Emerging Markets Equity Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
MetLife of CT Separate Account Eleven for Variable Annuities and Board of Directors of MetLife Insurance Company of Connecticut

We have audited the accompanying statements of assets and liabilities of MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account") of MetLife Insurance Company of Connecticut (the "Company") comprising each of the individual Subaccounts listed in Note 2 as of December 31, 2009, the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 7 for each of the periods presented in the five year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2009, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2009, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights for each of the periods presented in the five year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 31, 2010

This page is intentionally left blank.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

                                                                       ALLIANCEBERNSTEIN
                                                         ALGER CAPITAL   GLOBAL THEMATIC
                                      AIM V.I. UTILITIES  APPRECIATION            GROWTH AMERICAN FUNDS BOND
                                              SUBACCOUNT    SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                      ------------------ ------------- ----------------- -------------------
ASSETS:
  Investments at fair value                  $ 2,716,233   $ 4,100,549       $ 1,520,169         $ 8,185,030
  Due from MetLife Insurance
     Company of Connecticut                           --            --                --                  --
                                      ------------------ ------------- ----------------- -------------------
       Total Assets                            2,716,233     4,100,549         1,520,169           8,185,030
                                      ------------------ ------------- ----------------- -------------------
LIABILITIES:
  Other payables                                      --            --                --                  --
  Due to MetLife Insurance
     Company of Connecticut                           --            --                --                  --
                                      ------------------ ------------- ----------------- -------------------
       Total Liabilities                              --            --                --                  --
                                      ------------------ ------------- ----------------- -------------------
NET ASSETS                                   $ 2,716,233   $ 4,100,549       $ 1,520,169         $ 8,185,030
                                      ================== ============= ================= ===================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units         $ 2,716,233   $ 4,100,549       $ 1,520,169         $ 8,185,030
  Net assets from contracts in payout                 --            --                --                  --
                                      ------------------ ------------- ----------------- -------------------
       Total Net Assets                      $ 2,716,233   $ 4,100,549       $ 1,520,169         $ 8,185,030
                                      ================== ============= ================= ===================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                                     AMERICAN FUNDS
                                      AMERICAN FUNDS   GLOBAL SMALL AMERICAN FUNDS AMERICAN FUNDS
                                       GLOBAL GROWTH CAPITALIZATION         GROWTH  GROWTH-INCOME
                                          SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                      -------------- -------------- -------------- --------------
ASSETS:
  Investments at fair value            $ 212,149,219    $ 5,011,389  $ 421,186,273  $ 376,941,251
  Due from MetLife Insurance
     Company of Connecticut                       --             --             --             --
                                      -------------- -------------- -------------- --------------
       Total Assets                      212,149,219      5,011,389    421,186,273    376,941,251
                                      -------------- -------------- -------------- --------------
LIABILITIES:
  Other payables                                  --             --             --             --
  Due to MetLife Insurance
     Company of Connecticut                       --             --             --             --
                                      -------------- -------------- -------------- --------------
       Total Liabilities                          --             --             --             --
                                      -------------- -------------- -------------- --------------
NET ASSETS                             $ 212,149,219    $ 5,011,389  $ 421,186,273  $ 376,941,251
                                      ============== ============== ============== ==============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units   $ 212,117,741    $ 5,011,389  $ 421,139,926  $ 376,910,205
  Net assets from contracts in payout         31,478             --         46,347         31,046
                                      -------------- -------------- -------------- --------------
       Total Net Assets                $ 212,149,219    $ 5,011,389  $ 421,186,273  $ 376,941,251
                                      ============== ============== ============== ==============

The accompanying notes are an integral part of these financial statements.

 CREDIT SUISSE TRUST
INTERNATIONAL EQUITY DELAWARE VIP SMALL   DREYFUS SOCIALLY DWSI CAPITAL   DWSI GLOBAL
            FLEX III          CAP VALUE RESPONSIBLE GROWTH       GROWTH OPPORTUNITIES DWSI HEALTH CARE
          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT   SUBACCOUNT    SUBACCOUNT       SUBACCOUNT
-------------------- ------------------ ------------------ ------------ ------------- ----------------
         $ 1,116,134       $ 21,004,334          $ 639,903 $ 10,469,508   $ 4,150,504      $ 3,035,975
                  --                 --                 --           --            --               --
-------------------- ------------------ ------------------ ------------ ------------- ----------------
           1,116,134         21,004,334            639,903   10,469,508     4,150,504        3,035,975
-------------------- ------------------ ------------------ ------------ ------------- ----------------
                  --                 --                 --           --            --               --
                  --                 --                 --           --            --               --
-------------------- ------------------ ------------------ ------------ ------------- ----------------
                  --                 --                 --           --            --               --
-------------------- ------------------ ------------------ ------------ ------------- ----------------
         $ 1,116,134       $ 21,004,334          $ 639,903 $ 10,469,508   $ 4,150,504      $ 3,035,975
==================== ================== ================== ============ ============= ================
         $ 1,116,134       $ 21,000,419          $ 639,903 $ 10,469,508   $ 4,150,504      $ 3,035,975
                  --              3,915                 --           --            --               --
-------------------- ------------------ ------------------ ------------ ------------- ----------------
         $ 1,116,134       $ 21,004,334          $ 639,903 $ 10,469,508   $ 4,150,504      $ 3,035,975
==================== ================== ================== ============ ============= ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                      DWSII GOVERNMENT & DWSII DREMAN SMALL DWSII GLOBAL
                                       AGENCY SECURITIES      MID CAP VALUE     THEMATIC DWSII TECHNOLOGY
                                              SUBACCOUNT         SUBACCOUNT   SUBACCOUNT       SUBACCOUNT
                                      ------------------ ------------------ ------------ ----------------
ASSETS:
  Investments at fair value                  $ 6,311,542       $ 10,898,028  $ 5,030,435      $ 2,585,299
  Due from MetLife Insurance
     Company of Connecticut                           --                 --           --               --
                                      ------------------ ------------------ ------------ ----------------
       Total Assets                            6,311,542         10,898,028    5,030,435        2,585,299
                                      ------------------ ------------------ ------------ ----------------
LIABILITIES:
  Other payables                                      --                 --           --               --
  Due to MetLife Insurance
     Company of Connecticut                           --                 --           --               --
                                      ------------------ ------------------ ------------ ----------------
       Total Liabilities                              --                 --           --               --
                                      ------------------ ------------------ ------------ ----------------
NET ASSETS                                   $ 6,311,542       $ 10,898,028  $ 5,030,435      $ 2,585,299
                                      ================== ================== ============ ================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units         $ 6,311,542       $ 10,898,028  $ 5,030,435      $ 2,585,299
  Net assets from contracts in payout                 --                 --           --               --
                                      ------------------ ------------------ ------------ ----------------
       Total Net Assets                      $ 6,311,542       $ 10,898,028  $ 5,030,435      $ 2,585,299
                                      ================== ================== ============ ================

The accompanying notes are an integral part of these financial statements.

                 FIDELITY VIP
 FIDELITY VIP DYNAMIC CAPITAL  FIDELITY VIP FIDELITY VIP HIGH                        FTVIPT FRANKLIN
   CONTRAFUND    APPRECIATION EQUITY-INCOME            INCOME FIDELITY VIP MID CAP INCOME SECURITIES
   SUBACCOUNT      SUBACCOUNT    SUBACCOUNT        SUBACCOUNT           SUBACCOUNT        SUBACCOUNT
------------- --------------- ------------- ----------------- -------------------- -----------------
$ 257,127,712     $ 2,578,968 $ 240,102,941      $ 31,480,724        $ 298,753,019      $ 41,814,022
           --              --            --                --                   --                --
------------- --------------- ------------- ----------------- -------------------- -----------------
  257,127,712       2,578,968   240,102,941        31,480,724          298,753,019        41,814,022
------------- --------------- ------------- ----------------- -------------------- -----------------
           --              --            --                --                   --                --
           --              --            --                --                   --                --
------------- --------------- ------------- ----------------- -------------------- -----------------
           --              --            --                --                   --                --
------------- --------------- ------------- ----------------- -------------------- -----------------
$ 257,127,712     $ 2,578,968 $ 240,102,941      $ 31,480,724        $ 298,753,019      $ 41,814,022
============= =============== ============= ================= ==================== =================
$ 257,053,405     $ 2,578,968 $ 239,691,431      $ 31,436,585        $ 298,610,102      $ 41,603,143
       74,307              --       411,510            44,139              142,917           210,879
------------- --------------- ------------- ----------------- -------------------- -----------------
$ 257,127,712     $ 2,578,968 $ 240,102,941      $ 31,480,724        $ 298,753,019      $ 41,814,022
============= =============== ============= ================= ==================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                       FTVIPT FRANKLIN   FTVIPT FRANKLIN                     FTVIPT TEMPLETON
                                      RISING DIVIDENDS     SMALL-MID CAP     FTVIPT MUTUAL DEVELOPING MARKETS
                                            SECURITIES GROWTH SECURITIES SHARES SECURITIES         SECURITIES
                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                      ---------------- ----------------- ----------------- ------------------
ASSETS:
  Investments at fair value               $ 21,564,888      $ 44,113,405      $ 50,121,663       $ 31,239,521
  Due from MetLife Insurance
     Company of Connecticut                         --                --                --                 --
                                      ---------------- ----------------- ----------------- ------------------
       Total Assets                         21,564,888        44,113,405        50,121,663         31,239,521
                                      ---------------- ----------------- ----------------- ------------------
LIABILITIES:
  Other payables                                    --                --                --                 --
  Due to MetLife Insurance
     Company of Connecticut                         --                --                --                 --
                                      ---------------- ----------------- ----------------- ------------------
       Total Liabilities                            --                --                --                 --
                                      ---------------- ----------------- ----------------- ------------------
NET ASSETS                                $ 21,564,888      $ 44,113,405      $ 50,121,663       $ 31,239,521
                                      ================ ================= ================= ==================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 21,564,888      $ 44,113,405      $ 50,121,663       $ 31,233,812
  Net assets from contracts in payout               --                --                --              5,709
                                      ---------------- ----------------- ----------------- ------------------
       Total Net Assets                   $ 21,564,888      $ 44,113,405      $ 50,121,663       $ 31,239,521
                                      ================ ================= ================= ==================

The accompanying notes are an integral part of these financial statements.

  FTVIPT TEMPLETON  FTVIPT TEMPLETON  JANUS ASPEN JANUS ASPEN GLOBAL JANUS ASPEN GLOBAL
FOREIGN SECURITIES GROWTH SECURITIES   ENTERPRISE      LIFE SCIENCES         TECHNOLOGY JANUS ASPEN OVERSEAS
        SUBACCOUNT        SUBACCOUNT   SUBACCOUNT         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
------------------ ----------------- ------------ ------------------ ------------------ --------------------
     $ 144,240,071      $ 30,735,098 $ 17,035,938        $ 4,409,682        $ 7,376,909         $ 79,311,828
                --                --           --                 --                 --                   15
------------------ ----------------- ------------ ------------------ ------------------ --------------------
       144,240,071        30,735,098   17,035,938          4,409,682          7,376,909           79,311,843
------------------ ----------------- ------------ ------------------ ------------------ --------------------
                --                --           --                 --                 --                   --
                --                --           --                 --                 --                   --
------------------ ----------------- ------------ ------------------ ------------------ --------------------
                --                --           --                 --                 --                   --
------------------ ----------------- ------------ ------------------ ------------------ --------------------
     $ 144,240,071      $ 30,735,098 $ 17,035,938        $ 4,409,682        $ 7,376,909         $ 79,311,843
================== ================= ============ ================== ================== ====================
     $ 144,217,200      $ 30,735,098 $ 17,035,938        $ 4,409,682        $ 7,376,909         $ 79,216,196
            22,871                --           --                 --                 --               95,647
------------------ ----------------- ------------ ------------------ ------------------ --------------------
     $ 144,240,071      $ 30,735,098 $ 17,035,938        $ 4,409,682        $ 7,376,909         $ 79,311,843
================== ================= ============ ================== ================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                                                               LMPVET               LMPVET
                                                                         BATTERYMARCH CLEARBRIDGE VARIABLE
                                      JANUS ASPEN PERKINS JANUS ASPEN VARIABLE GLOBAL        EQUITY INCOME
                                            MID CAP VALUE   WORLDWIDE          EQUITY              BUILDER
                                               SUBACCOUNT  SUBACCOUNT      SUBACCOUNT           SUBACCOUNT
                                      ------------------- ----------- --------------- --------------------
ASSETS:
  Investments at fair value                   $ 2,453,292 $ 1,081,304    $ 39,277,028        $ 137,170,499
  Due from MetLife Insurance
     Company of Connecticut                            --          --              --                   --
                                      ------------------- ----------- --------------- --------------------
       Total Assets                             2,453,292   1,081,304      39,277,028          137,170,499
                                      ------------------- ----------- --------------- --------------------
LIABILITIES:
  Other payables                                       --          --              --                   --
  Due to MetLife Insurance
     Company of Connecticut                            --          --              --                   18
                                      ------------------- ----------- --------------- --------------------
       Total Liabilities                               --          --              --                   18
                                      ------------------- ----------- --------------- --------------------
NET ASSETS                                    $ 2,453,292 $ 1,081,304    $ 39,277,028        $ 137,170,481
                                      =================== =========== =============== ====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units          $ 2,453,292 $ 1,081,304    $ 39,277,028        $ 137,129,590
  Net assets from contracts in payout                  --          --              --               40,891
                                      ------------------- ----------- --------------- --------------------
       Total Net Assets                       $ 2,453,292 $ 1,081,304    $ 39,277,028        $ 137,170,481
                                      =================== =========== =============== ====================

The accompanying notes are an integral part of these financial statements.

              LMPVET               LMPVET               LMPVET               LMPVET               LMPVET               LMPVET
CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE
   AGGRESSIVE GROWTH         APPRECIATION              CAPITAL    DIVIDEND STRATEGY    FUNDAMENTAL VALUE            INVESTORS
          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
-------------------- -------------------- -------------------- -------------------- -------------------- --------------------
       $ 486,236,715        $ 463,631,866        $ 110,062,798         $ 39,911,756        $ 494,512,287        $ 172,680,085
                  --                   --                   --                   --                   --                   --
-------------------- -------------------- -------------------- -------------------- -------------------- --------------------
         486,236,715          463,631,866          110,062,798           39,911,756          494,512,287          172,680,085
-------------------- -------------------- -------------------- -------------------- -------------------- --------------------
                  --                   --                   --                   --                  223                   --
                  --                  261                   --                   --                   --                   --
-------------------- -------------------- -------------------- -------------------- -------------------- --------------------
                  --                  261                   --                   --                  223                   --
-------------------- -------------------- -------------------- -------------------- -------------------- --------------------
       $ 486,236,715        $ 463,631,605        $ 110,062,798         $ 39,911,756        $ 494,512,064        $ 172,680,085
==================== ==================== ==================== ==================== ==================== ====================
       $ 486,006,931        $ 463,615,230        $ 110,061,133         $ 39,911,756        $ 494,406,780        $ 172,632,438
             229,784               16,375                1,665                   --              105,284               47,647
-------------------- -------------------- -------------------- -------------------- -------------------- --------------------
       $ 486,236,715        $ 463,631,605        $ 110,062,798         $ 39,911,756        $ 494,512,064        $ 172,680,085
==================== ==================== ==================== ==================== ==================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                                                                                             LMPVET GLOBAL
                                                    LMPVET               LMPVET               LMPVET     CURRENTS VARIABLE
                                      CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE INTERNATIONAL ALL CAP
                                          LARGE CAP GROWTH         MID CAP CORE     SMALL CAP GROWTH           OPPORTUNITY
                                                SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                      -------------------- -------------------- -------------------- ---------------------
ASSETS:
  Investments at fair value                  $ 137,942,475         $ 62,841,873         $ 68,494,048          $ 72,976,986
  Due from MetLife Insurance
     Company of Connecticut                             --                   --                   --                    --
                                      -------------------- -------------------- -------------------- ---------------------
       Total Assets                            137,942,475           62,841,873           68,494,048            72,976,986
                                      -------------------- -------------------- -------------------- ---------------------
LIABILITIES:
  Other payables                                        --                   --                   --                    --
  Due to MetLife Insurance
     Company of Connecticut                             --                   --                   --                    --
                                      -------------------- -------------------- -------------------- ---------------------
       Total Liabilities                                --                   --                   --                    --
                                      -------------------- -------------------- -------------------- ---------------------
NET ASSETS                                   $ 137,942,475         $ 62,841,873         $ 68,494,048          $ 72,976,986
                                      ==================== ==================== ==================== =====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units         $ 137,928,286         $ 62,830,807         $ 68,485,037          $ 72,928,215
  Net assets from contracts in payout               14,189               11,066                9,011                48,771
                                      -------------------- -------------------- -------------------- ---------------------
       Total Net Assets                      $ 137,942,475         $ 62,841,873         $ 68,494,048          $ 72,976,986
                                      ==================== ==================== ==================== =====================

The accompanying notes are an integral part of these financial statements.

                                                                      LMPVIT WESTERN        LMPVIT WESTERN
LMPVET INVESTMENT                                                     ASSET VARIABLE        ASSET VARIABLE
 COUNSEL VARIABLE LMPVET LIFESTYLE LMPVET LIFESTYLE LMPVET LIFESTYLE ADJUSTABLE RATE DIVERSIFIED STRATEGIC
 SOCIAL AWARENESS   ALLOCATION 50%   ALLOCATION 70%   ALLOCATION 85%          INCOME                INCOME
       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT      SUBACCOUNT            SUBACCOUNT
----------------- ---------------- ---------------- ---------------- --------------- ---------------------
     $ 55,656,183    $ 104,008,687     $ 57,089,042     $ 34,156,185    $ 17,529,423          $ 34,599,462
               --               --               --               --              --                    --
----------------- ---------------- ---------------- ---------------- --------------- ---------------------
       55,656,183      104,008,687       57,089,042       34,156,185      17,529,423            34,599,462
----------------- ---------------- ---------------- ---------------- --------------- ---------------------
               --               --               --               --              --                    --
               --               --               --               --              --                    --
----------------- ---------------- ---------------- ---------------- --------------- ---------------------
               --               --               --               --              --                    --
----------------- ---------------- ---------------- ---------------- --------------- ---------------------
     $ 55,656,183    $ 104,008,687     $ 57,089,042     $ 34,156,185    $ 17,529,423          $ 34,599,462
================= ================ ================ ================ =============== =====================
     $ 55,656,183    $ 103,962,228     $ 57,089,042     $ 34,156,185    $ 17,494,841          $ 34,599,462
               --           46,459               --               --          34,582                    --
----------------- ---------------- ---------------- ---------------- --------------- ---------------------
     $ 55,656,183    $ 104,008,687     $ 57,089,042     $ 34,156,185    $ 17,529,423          $ 34,599,462
================= ================ ================ ================ =============== =====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                             LMPVIT WESTERN      LMPVIT WESTERN       LMPVIT WESTERN LMPVIT WESTERN
                                      ASSET VARIABLE GLOBAL ASSET VARIABLE HIGH ASSET VARIABLE MONEY ASSET VARIABLE
                                            HIGH YIELD BOND              INCOME               MARKET STRATEGIC BOND
                                                 SUBACCOUNT          SUBACCOUNT           SUBACCOUNT     SUBACCOUNT
                                      --------------------- ------------------- -------------------- --------------
ASSETS:
  Investments at fair value                    $ 14,895,212       $ 151,238,219        $ 235,550,647   $ 34,243,010
  Due from MetLife Insurance
     Company of Connecticut                              --                  --                   --             --
                                      --------------------- ------------------- -------------------- --------------
       Total Assets                              14,895,212         151,238,219          235,550,647     34,243,010
                                      --------------------- ------------------- -------------------- --------------
LIABILITIES:
  Other payables                                         --                  --                   --             --
  Due to MetLife Insurance
     Company of Connecticut                              --                  --                   --             --
                                      --------------------- ------------------- -------------------- --------------
       Total Liabilities                                 --                  --                   --             --
                                      --------------------- ------------------- -------------------- --------------
NET ASSETS                                     $ 14,895,212       $ 151,238,219        $ 235,550,647   $ 34,243,010
                                      ===================== =================== ==================== ==============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units           $ 14,895,212       $ 151,196,921        $ 235,544,915   $ 34,243,010
  Net assets from contracts in payout                    --              41,298                5,732             --
                                      --------------------- ------------------- -------------------- --------------
       Total Net Assets                        $ 14,895,212       $ 151,238,219        $ 235,550,647   $ 34,243,010
                                      ===================== =================== ==================== ==============

The accompanying notes are an integral part of these financial statements.

 MIST AMERICAN MIST AMERICAN  MIST AMERICAN
FUNDS BALANCED  FUNDS GROWTH FUNDS MODERATE MIST BATTERYMARCH MIST BLACKROCK MIST BLACKROCK
    ALLOCATION    ALLOCATION     ALLOCATION GROWTH AND INCOME     HIGH YIELD LARGE CAP CORE
    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT        SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
-------------- ------------- -------------- ----------------- -------------- --------------
     $ 966,059     $ 733,008      $ 628,194     $ 261,765,961  $ 105,877,776   $ 56,574,643
            --            --             --                --             --             --
-------------- ------------- -------------- ----------------- -------------- --------------
       966,059       733,008        628,194       261,765,961    105,877,776     56,574,643
-------------- ------------- -------------- ----------------- -------------- --------------
            --            --             --                --             --             --
            --            --             --                --             --             --
-------------- ------------- -------------- ----------------- -------------- --------------
            --            --             --                --             --             --
-------------- ------------- -------------- ----------------- -------------- --------------
     $ 966,059     $ 733,008      $ 628,194     $ 261,765,961  $ 105,877,776   $ 56,574,643
============== ============= ============== ================= ============== ==============
     $ 966,059     $ 733,008      $ 628,194     $ 259,044,903  $ 105,825,470   $ 56,573,041
            --            --             --         2,721,058         52,306          1,602
-------------- ------------- -------------- ----------------- -------------- --------------
     $ 966,059     $ 733,008      $ 628,194     $ 261,765,961  $ 105,877,776   $ 56,574,643
============== ============= ============== ================= ============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                                                              MIST HARRIS
                                      MIST CLARION GLOBAL MIST DREMAN SMALL       OAKMARK
                                              REAL ESTATE         CAP VALUE INTERNATIONAL MIST JANUS FORTY
                                               SUBACCOUNT        SUBACCOUNT    SUBACCOUNT       SUBACCOUNT
                                      ------------------- ----------------- ------------- ----------------
ASSETS:
  Investments at fair value                  $ 84,648,075      $ 13,676,299  $ 86,620,909    $ 617,906,720
  Due from MetLife Insurance
     Company of Connecticut                            --                --            --               --
                                      ------------------- ----------------- ------------- ----------------
       Total Assets                            84,648,075        13,676,299    86,620,909      617,906,720
                                      ------------------- ----------------- ------------- ----------------
LIABILITIES:
  Other payables                                       --                --            --               --
  Due to MetLife Insurance
     Company of Connecticut                            --                --            --               --
                                      ------------------- ----------------- ------------- ----------------
       Total Liabilities                               --                --            --               --
                                      ------------------- ----------------- ------------- ----------------
NET ASSETS                                   $ 84,648,075      $ 13,676,299  $ 86,620,909    $ 617,906,720
                                      =================== ================= ============= ================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units         $ 84,633,805      $ 13,648,966  $ 86,610,404    $ 617,327,364
  Net assets from contracts in payout              14,270            27,333        10,505          579,356
                                      ------------------- ----------------- ------------- ----------------
       Total Net Assets                      $ 84,648,075      $ 13,676,299  $ 86,620,909    $ 617,906,720
                                      =================== ================= ============= ================

The accompanying notes are an integral part of these financial statements.

                 MIST LEGG MASON
 MIST LAZARD PARTNERS AGGRESSIVE MIST LEGG MASON MIST LOOMIS SAYLES MIST LORD ABBETT  MIST LORD ABBETT
     MID CAP              GROWTH    VALUE EQUITY     GLOBAL MARKETS   BOND DEBENTURE GROWTH AND INCOME
  SUBACCOUNT          SUBACCOUNT      SUBACCOUNT         SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
------------ ------------------- --------------- ------------------ ---------------- -----------------
$ 90,411,267           $ 138,656     $ 4,295,464      $ 166,789,133     $ 70,758,842     $ 149,934,901
          --                  --              --                 --               --                --
------------ ------------------- --------------- ------------------ ---------------- -----------------
  90,411,267             138,656       4,295,464        166,789,133       70,758,842       149,934,901
------------ ------------------- --------------- ------------------ ---------------- -----------------
          --                  --              --                 --               --                --
          --                  --              --                 --               --                --
------------ ------------------- --------------- ------------------ ---------------- -----------------
          --                  --              --                 --               --                --
------------ ------------------- --------------- ------------------ ---------------- -----------------
$ 90,411,267           $ 138,656     $ 4,295,464      $ 166,789,133     $ 70,758,842     $ 149,934,901
============ =================== =============== ================== ================ =================
$ 90,400,718           $ 138,656     $ 4,295,464      $ 166,527,219     $ 70,753,841     $ 149,928,242
      10,549                  --              --            261,914            5,001             6,659
------------ ------------------- --------------- ------------------ ---------------- -----------------
$ 90,411,267           $ 138,656     $ 4,295,464      $ 166,789,133     $ 70,758,842     $ 149,934,901
============ =================== =============== ================== ================ =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                      MIST LORD ABBETT     MIST MET/AIM MIST MET/FRANKLIN      MIST METLIFE
                                         MID CAP VALUE SMALL CAP GROWTH     MUTUAL SHARES BALANCED STRATEGY
                                            SUBACCOUNT       SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                      ---------------- ---------------- ----------------- -----------------
ASSETS:
  Investments at fair value               $ 56,795,766      $ 8,271,522         $ 530,058      $ 24,265,282
  Due from MetLife Insurance
     Company of Connecticut                         --               --                --                --
                                      ---------------- ---------------- ----------------- -----------------
       Total Assets                         56,795,766        8,271,522           530,058        24,265,282
                                      ---------------- ---------------- ----------------- -----------------
LIABILITIES:
  Other payables                                    --               --                --                --
  Due to MetLife Insurance
     Company of Connecticut                         --               --                --                --
                                      ---------------- ---------------- ----------------- -----------------
       Total Liabilities                            --               --                --                --
                                      ---------------- ---------------- ----------------- -----------------
NET ASSETS                                $ 56,795,766      $ 8,271,522         $ 530,058      $ 24,265,282
                                      ================ ================ ================= =================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 56,775,028      $ 8,271,522         $ 530,058      $ 24,265,282
  Net assets from contracts in payout           20,738               --                --                --
                                      ---------------- ---------------- ----------------- -----------------
       Total Net Assets                   $ 56,795,766      $ 8,271,522         $ 530,058      $ 24,265,282
                                      ================ ================ ================= =================

The accompanying notes are an integral part of these financial statements.

                                                                                                    MIST PIMCO
   MIST METLIFE      MIST METLIFE MIST MFS EMERGING MIST MFS RESEARCH     MIST OPPENHEIMER INFLATION PROTECTED
GROWTH STRATEGY MODERATE STRATEGY    MARKETS EQUITY     INTERNATIONAL CAPITAL APPRECIATION                BOND
     SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
--------------- ----------------- ----------------- ----------------- -------------------- -------------------
   $ 23,350,459      $ 14,418,041     $ 106,330,059      $ 77,964,871        $ 351,416,197       $ 104,939,462
             --                --                --                --                   --                  --
--------------- ----------------- ----------------- ----------------- -------------------- -------------------
     23,350,459        14,418,041       106,330,059        77,964,871          351,416,197         104,939,462
--------------- ----------------- ----------------- ----------------- -------------------- -------------------
             --                --                --                --                   --                  --
             --                --                --                --                   --                  --
--------------- ----------------- ----------------- ----------------- -------------------- -------------------
             --                --                --                --                   --                  --
--------------- ----------------- ----------------- ----------------- -------------------- -------------------
   $ 23,350,459      $ 14,418,041     $ 106,330,059      $ 77,964,871        $ 351,416,197       $ 104,939,462
=============== ================= ================= ================= ==================== ===================
   $ 23,350,459      $ 14,418,041     $ 106,317,486      $ 77,958,068        $ 351,183,151       $ 104,775,268
             --                --            12,573             6,803              233,046             164,194
--------------- ----------------- ----------------- ----------------- -------------------- -------------------
   $ 23,350,459      $ 14,418,041     $ 106,330,059      $ 77,964,871        $ 351,416,197       $ 104,939,462
=============== ================= ================= ================= ==================== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                      MIST PIMCO TOTAL                       MIST PIONEER MIST SSGA GROWTH
                                                RETURN MIST PIONEER FUND STRATEGIC INCOME   AND INCOME ETF
                                            SUBACCOUNT        SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                      ---------------- ----------------- ---------------- ----------------
ASSETS:
  Investments at fair value              $ 437,011,528      $ 48,615,076    $ 249,602,835    $ 122,341,279
  Due from MetLife Insurance
     Company of Connecticut                         --                --               --               --
                                      ---------------- ----------------- ---------------- ----------------
       Total Assets                        437,011,528        48,615,076      249,602,835      122,341,279
                                      ---------------- ----------------- ---------------- ----------------
LIABILITIES:
  Other payables                                    --                --               --               --
  Due to MetLife Insurance
     Company of Connecticut                         --                --               --               --
                                      ---------------- ----------------- ---------------- ----------------
       Total Liabilities                            --                --               --               --
                                      ---------------- ----------------- ---------------- ----------------
NET ASSETS                               $ 437,011,528      $ 48,615,076    $ 249,602,835    $ 122,341,279
                                      ================ ================= ================ ================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units     $ 436,801,371      $ 48,581,479    $ 249,516,409    $ 122,341,279
  Net assets from contracts in payout          210,157            33,597           86,426               --
                                      ---------------- ----------------- ---------------- ----------------
       Total Net Assets                  $ 437,011,528      $ 48,615,076    $ 249,602,835    $ 122,341,279
                                      ================ ================= ================ ================

The accompanying notes are an integral part of these financial statements.

MIST SSGA GROWTH MIST T. ROWE PRICE MIST THIRD AVENUE MIST TURNER MID MIST VAN KAMPEN MIST VAN KAMPEN
             ETF     MID CAP GROWTH   SMALL CAP VALUE      CAP GROWTH        COMSTOCK  MID CAP GROWTH
      SUBACCOUNT         SUBACCOUNT        SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
---------------- ------------------ ----------------- --------------- --------------- ---------------
   $ 148,328,139        $ 2,536,266     $ 149,634,615     $ 3,118,333   $ 237,036,843    $ 17,892,218
              --                 --                --              --              --              --
---------------- ------------------ ----------------- --------------- --------------- ---------------
     148,328,139          2,536,266       149,634,615       3,118,333     237,036,843      17,892,218
---------------- ------------------ ----------------- --------------- --------------- ---------------
              --                 --                --              --              --              --
              --                 --                --              --              --              --
---------------- ------------------ ----------------- --------------- --------------- ---------------
              --                 --                --              --              --              --
---------------- ------------------ ----------------- --------------- --------------- ---------------
   $ 148,328,139        $ 2,536,266     $ 149,634,615     $ 3,118,333   $ 237,036,843    $ 17,892,218
================ ================== ================= =============== =============== ===============
   $ 148,328,139        $ 2,536,266     $ 149,508,978     $ 3,118,333   $ 237,005,963    $ 17,892,218
              --                 --           125,637              --          30,880              --
---------------- ------------------ ----------------- --------------- --------------- ---------------
   $ 148,328,139        $ 2,536,266     $ 149,634,615     $ 3,118,333   $ 237,036,843    $ 17,892,218
================ ================== ================= =============== =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                                                                                MSF BARCLAYS
                                             MORGAN STANLEY  MORGAN STANLEY MORGAN STANLEY CAPITAL AGGREGATE
                                      CAPITAL OPPORTUNITIES DIVIDEND GROWTH  S&P 500 INDEX        BOND INDEX
                                                 SUBACCOUNT      SUBACCOUNT     SUBACCOUNT        SUBACCOUNT
                                      --------------------- --------------- -------------- -----------------
ASSETS:
  Investments at fair value                     $ 1,228,624     $ 2,276,427    $ 7,067,118     $ 124,909,151
  Due from MetLife Insurance
     Company of Connecticut                              --              --             --                --
                                      --------------------- --------------- -------------- -----------------
       Total Assets                               1,228,624       2,276,427      7,067,118       124,909,151
                                      --------------------- --------------- -------------- -----------------
LIABILITIES:
  Other payables                                         --              --             --                --
  Due to MetLife Insurance
     Company of Connecticut                              --              --             --                --
                                      --------------------- --------------- -------------- -----------------
       Total Liabilities                                 --              --             --                --
                                      --------------------- --------------- -------------- -----------------
NET ASSETS                                      $ 1,228,624     $ 2,276,427    $ 7,067,118     $ 124,909,151
                                      ===================== =============== ============== =================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units            $ 1,228,624     $ 2,276,427    $ 7,067,118     $ 124,594,500
  Net assets from contracts in payout                    --              --             --           314,651
                                      --------------------- --------------- -------------- -----------------
       Total Net Assets                         $ 1,228,624     $ 2,276,427    $ 7,067,118     $ 124,909,151
                                      ===================== =============== ============== =================

The accompanying notes are an integral part of these financial statements.

                                                                      MSF BLACKROCK
    MSF BLACKROCK MSF BLACKROCK BOND MSF BLACKROCK   MSF BLACKROCK LEGACY LARGE CAP MSF BLACKROCK
AGGRESSIVE GROWTH             INCOME   DIVERSIFIED LARGE CAP VALUE           GROWTH  MONEY MARKET
       SUBACCOUNT         SUBACCOUNT    SUBACCOUNT      SUBACCOUNT       SUBACCOUNT    SUBACCOUNT
----------------- ------------------ ------------- --------------- ---------------- -------------
    $ 118,461,145      $ 310,155,879 $ 281,893,639    $ 19,257,470    $ 269,927,201 $ 335,600,196
               --                 --            --              --               --            13
----------------- ------------------ ------------- --------------- ---------------- -------------
      118,461,145        310,155,879   281,893,639      19,257,470      269,927,201   335,600,209
----------------- ------------------ ------------- --------------- ---------------- -------------
               --                 --            --              --               --            --
               --                 --            --              --               --            --
----------------- ------------------ ------------- --------------- ---------------- -------------
               --                 --            --              --               --            --
----------------- ------------------ ------------- --------------- ---------------- -------------
    $ 118,461,145      $ 310,155,879 $ 281,893,639    $ 19,257,470    $ 269,927,201 $ 335,600,209
================= ================== ============= =============== ================ =============
    $ 118,452,604      $ 309,950,479 $ 281,246,197    $ 19,257,470    $ 269,724,975 $ 335,439,296
            8,541            205,400       647,442              --          202,226       160,913
----------------- ------------------ ------------- --------------- ---------------- -------------
    $ 118,461,145      $ 310,155,879 $ 281,893,639    $ 19,257,470    $ 269,927,201 $ 335,600,209
================= ================== ============= =============== ================ =============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                      MSF DAVIS VENTURE  MSF FI VALUE                     MSF LOOMIS SAYLES
                                                  VALUE       LEADERS MSF JENNISON GROWTH    SMALL CAP CORE
                                             SUBACCOUNT    SUBACCOUNT          SUBACCOUNT        SUBACCOUNT
                                      ----------------- ------------- ------------------- -----------------
ASSETS:
  Investments at fair value                $ 49,036,833 $ 103,755,815        $ 61,763,702         $ 325,388
  Due from MetLife Insurance
     Company of Connecticut                          --            --                  --                --
                                      ----------------- ------------- ------------------- -----------------
       Total Assets                          49,036,833   103,755,815          61,763,702           325,388
                                      ----------------- ------------- ------------------- -----------------
LIABILITIES:
  Other payables                                     --            --                  --                --
  Due to MetLife Insurance
     Company of Connecticut                          --            --                  --                --
                                      ----------------- ------------- ------------------- -----------------
       Total Liabilities                             --            --                  --                --
                                      ----------------- ------------- ------------------- -----------------
NET ASSETS                                 $ 49,036,833 $ 103,755,815        $ 61,763,702         $ 325,388
                                      ================= ============= =================== =================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units       $ 49,021,283 $ 103,754,483        $ 61,763,702         $ 325,388
  Net assets from contracts in payout            15,550         1,332                  --                --
                                      ----------------- ------------- ------------------- -----------------
       Total Net Assets                    $ 49,036,833 $ 103,755,815        $ 61,763,702         $ 325,388
                                      ================= ============= =================== =================

The accompanying notes are an integral part of these financial statements.

MSF MET/DIMENSIONAL                        MSF METLIFE         MSF METLIFE
INTERNATIONAL SMALL           MSF METLIFE CONSERVATIVE     CONSERVATIVE TO MSF METLIFE MID         MSF METLIFE
            COMPANY AGGRESSIVE ALLOCATION   ALLOCATION MODERATE ALLOCATION CAP STOCK INDEX MODERATE ALLOCATION
         SUBACCOUNT            SUBACCOUNT   SUBACCOUNT          SUBACCOUNT      SUBACCOUNT          SUBACCOUNT
------------------- --------------------- ------------ ------------------- --------------- -------------------
           $ 75,431          $ 57,912,078 $ 32,861,250        $ 89,073,057     $ 6,254,414       $ 411,199,938
                 --                    --           --                  --              --                  --
------------------- --------------------- ------------ ------------------- --------------- -------------------
             75,431            57,912,078   32,861,250          89,073,057       6,254,414         411,199,938
------------------- --------------------- ------------ ------------------- --------------- -------------------
                 --                    --           --                  --              --                  --
                 --                    --           --                  --              --                  --
------------------- --------------------- ------------ ------------------- --------------- -------------------
                 --                    --           --                  --              --                  --
------------------- --------------------- ------------ ------------------- --------------- -------------------
           $ 75,431          $ 57,912,078 $ 32,861,250        $ 89,073,057     $ 6,254,414       $ 411,199,938
=================== ===================== ============ =================== =============== ===================
           $ 75,431          $ 57,912,078 $ 32,861,250        $ 89,068,510     $ 6,254,414       $ 411,199,938
                 --                    --           --               4,547              --                  --
------------------- --------------------- ------------ ------------------- --------------- -------------------
           $ 75,431          $ 57,912,078 $ 32,861,250        $ 89,073,057     $ 6,254,414       $ 411,199,938
=================== ===================== ============ =================== =============== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                                MSF METLIFE
                                                MODERATE TO MSF METLIFE STOCK MSF MFS TOTAL
                                      AGGRESSIVE ALLOCATION             INDEX        RETURN MSF MFS VALUE
                                                 SUBACCOUNT        SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                      --------------------- ----------------- ------------- -------------
ASSETS:
  Investments at fair value                   $ 356,369,177     $ 894,068,941 $ 636,362,549  $ 71,463,612
  Due from MetLife Insurance
     Company of Connecticut                              --                --            --            --
                                      --------------------- ----------------- ------------- -------------
       Total Assets                             356,369,177       894,068,941   636,362,549    71,463,612
                                      --------------------- ----------------- ------------- -------------
LIABILITIES:
  Other payables                                         --                --            --            --
  Due to MetLife Insurance
     Company of Connecticut                              --                --            --            --
                                      --------------------- ----------------- ------------- -------------
       Total Liabilities                                 --                --            --            --
                                      --------------------- ----------------- ------------- -------------
NET ASSETS                                    $ 356,369,177     $ 894,068,941 $ 636,362,549  $ 71,463,612
                                      ===================== ================= ============= =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units          $ 356,369,177     $ 893,306,532 $ 635,918,831  $ 71,427,971
  Net assets from contracts in payout                    --           762,409       443,718        35,641
                                      --------------------- ----------------- ------------- -------------
       Total Net Assets                       $ 356,369,177     $ 894,068,941 $ 636,362,549  $ 71,463,612
                                      ===================== ================= ============= =============

The accompanying notes are an integral part of these financial statements.

                    MSF NEUBERGER
MSF MORGAN STANLEY BERMAN MID CAP MSF OPPENHEIMER MSF RUSSELL 2000 MSF T. ROWE PRICE MSF T. ROWE PRICE
        EAFE INDEX          VALUE   GLOBAL EQUITY            INDEX  LARGE CAP GROWTH  SMALL CAP GROWTH
        SUBACCOUNT     SUBACCOUNT      SUBACCOUNT       SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
------------------ -------------- --------------- ---------------- ----------------- -----------------
      $ 81,732,457   $ 17,694,207   $ 374,398,305    $ 102,896,929      $ 49,610,845      $ 87,765,568
                --             --              --               --                --                --
------------------ -------------- --------------- ---------------- ----------------- -----------------
        81,732,457     17,694,207     374,398,305      102,896,929        49,610,845        87,765,568
------------------ -------------- --------------- ---------------- ----------------- -----------------
                --             --              --               --                --                --
                --             --              --               --                --                --
------------------ -------------- --------------- ---------------- ----------------- -----------------
                --             --              --               --                --                --
------------------ -------------- --------------- ---------------- ----------------- -----------------
      $ 81,732,457   $ 17,694,207   $ 374,398,305    $ 102,896,929      $ 49,610,845      $ 87,765,568
================== ============== =============== ================ ================= =================
      $ 81,608,073   $ 17,694,207   $ 374,268,651    $ 102,800,281      $ 49,604,935      $ 87,757,907
           124,384             --         129,654           96,648             5,910             7,661
------------------ -------------- --------------- ---------------- ----------------- -----------------
      $ 81,732,457   $ 17,694,207   $ 374,398,305    $ 102,896,929      $ 49,610,845      $ 87,765,568
================== ============== =============== ================ ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                         MSF WESTERN ASSET MSF WESTERN ASSET
                                      MANAGEMENT STRATEGIC   MANAGEMENT U.S.                  PIONEER VCT CULLEN
                                        BOND OPPORTUNITIES        GOVERNMENT PIONEER VCT BOND              VALUE
                                                SUBACCOUNT        SUBACCOUNT       SUBACCOUNT         SUBACCOUNT
                                      -------------------- ----------------- ---------------- ------------------
ASSETS:
  Investments at fair value                    $ 8,142,474     $ 185,790,047     $ 27,892,198       $ 14,626,585
  Due from MetLife Insurance
     Company of Connecticut                             --                --               --                 --
                                      -------------------- ----------------- ---------------- ------------------
       Total Assets                              8,142,474       185,790,047       27,892,198         14,626,585
                                      -------------------- ----------------- ---------------- ------------------
LIABILITIES:
  Other payables                                        --                --               --                 --
  Due to MetLife Insurance
     Company of Connecticut                             --                --               --                 --
                                      -------------------- ----------------- ---------------- ------------------
       Total Liabilities                                --                --               --                 --
                                      -------------------- ----------------- ---------------- ------------------
NET ASSETS                                     $ 8,142,474     $ 185,790,047     $ 27,892,198       $ 14,626,585
                                      ==================== ================= ================ ==================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units           $ 8,131,958     $ 185,711,001     $ 27,892,198       $ 14,626,585
  Net assets from contracts in payout               10,516            79,046               --                 --
                                      -------------------- ----------------- ---------------- ------------------
       Total Net Assets                        $ 8,142,474     $ 185,790,047     $ 27,892,198       $ 14,626,585
                                      ==================== ================= ================ ==================

The accompanying notes are an integral part of these financial statements.

                                                                            PIONEER VCT       PIONEER VCT
     PIONEER VCT PIONEER VCT EQUITY                  PIONEER VCT HIGH          IBBOTSON IBBOTSON MODERATE
EMERGING MARKETS             INCOME PIONEER VCT FUND            YIELD GROWTH ALLOCATION        ALLOCATION
      SUBACCOUNT         SUBACCOUNT       SUBACCOUNT       SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
---------------- ------------------ ---------------- ---------------- ----------------- -----------------
    $ 25,836,006       $ 19,818,006     $ 29,315,550     $ 45,200,432     $ 233,598,663     $ 129,177,322
              --                 --               --               --                --                --
---------------- ------------------ ---------------- ---------------- ----------------- -----------------
      25,836,006         19,818,006       29,315,550       45,200,432       233,598,663       129,177,322
---------------- ------------------ ---------------- ---------------- ----------------- -----------------
              --                 --               --               --                --                --
              --                 --               --               --                --                --
---------------- ------------------ ---------------- ---------------- ----------------- -----------------
              --                 --               --               --                --                --
---------------- ------------------ ---------------- ---------------- ----------------- -----------------
    $ 25,836,006       $ 19,818,006     $ 29,315,550     $ 45,200,432     $ 233,598,663     $ 129,177,322
================ ================== ================ ================ ================= =================
    $ 25,836,006       $ 19,818,006     $ 29,315,550     $ 45,200,432     $ 233,598,663     $ 129,177,322
              --                 --               --               --                --                --
---------------- ------------------ ---------------- ---------------- ----------------- -----------------
    $ 25,836,006       $ 19,818,006     $ 29,315,550     $ 45,200,432     $ 233,598,663     $ 129,177,322
================ ================== ================ ================ ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                        PIONEER VCT PIONEER VCT REAL                    UIF EQUITY AND
                                      MID CAP VALUE    ESTATE SHARES UIF CAPITAL GROWTH         INCOME
                                         SUBACCOUNT       SUBACCOUNT         SUBACCOUNT     SUBACCOUNT
                                      ------------- ---------------- ------------------ --------------
ASSETS:
  Investments at fair value            $ 43,949,273     $ 12,313,902        $ 9,168,364  $ 148,131,048
  Due from MetLife Insurance
     Company of Connecticut                      --               --                 --             --
                                      ------------- ---------------- ------------------ --------------
       Total Assets                      43,949,273       12,313,902          9,168,364    148,131,048
                                      ------------- ---------------- ------------------ --------------
LIABILITIES:
  Other payables                                 --               --                 --             --
  Due to MetLife Insurance
     Company of Connecticut                      --               --                 --             --
                                      ------------- ---------------- ------------------ --------------
       Total Liabilities                         --               --                 --             --
                                      ------------- ---------------- ------------------ --------------
NET ASSETS                             $ 43,949,273     $ 12,313,902        $ 9,168,364  $ 148,131,048
                                      ============= ================ ================== ==============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units   $ 43,949,273     $ 12,313,902        $ 9,168,364  $ 148,131,048
  Net assets from contracts in payout            --               --                 --             --
                                      ------------- ---------------- ------------------ --------------
       Total Net Assets                $ 43,949,273     $ 12,313,902        $ 9,168,364  $ 148,131,048
                                      ============= ================ ================== ==============

The accompanying notes are an integral part of these financial statements.

UIF SMALL COMPANY                                   VAN KAMPEN LIT VAN KAMPEN LIT    VAN KAMPEN LIT
           GROWTH UIF U.S. REAL ESTATE    UIF VALUE CAPITAL GROWTH     GOVERNMENT GROWTH AND INCOME
       SUBACCOUNT           SUBACCOUNT   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT        SUBACCOUNT
----------------- -------------------- ------------ -------------- -------------- -----------------
      $ 5,198,856         $ 20,149,396 $ 10,792,318   $ 15,653,524   $ 30,860,900     $ 141,710,332
               --                   --           --             --             --                --
----------------- -------------------- ------------ -------------- -------------- -----------------
        5,198,856           20,149,396   10,792,318     15,653,524     30,860,900       141,710,332
----------------- -------------------- ------------ -------------- -------------- -----------------
               --                   --           --             --             --                --
               --                   --           --             --             --                --
----------------- -------------------- ------------ -------------- -------------- -----------------
               --                   --           --             --             --                --
----------------- -------------------- ------------ -------------- -------------- -----------------
      $ 5,198,856         $ 20,149,396 $ 10,792,318   $ 15,653,524   $ 30,860,900     $ 141,710,332
================= ==================== ============ ============== ============== =================
      $ 5,198,856         $ 20,149,396 $ 10,792,318   $ 15,653,524   $ 30,860,900     $ 141,710,332
               --                   --           --             --             --                --
----------------- -------------------- ------------ -------------- -------------- -----------------
      $ 5,198,856         $ 20,149,396 $ 10,792,318   $ 15,653,524   $ 30,860,900     $ 141,710,332
================= ==================== ============ ============== ============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2009

                                                         WELLS FARGO VT
                                                    SMALL/MID CAP VALUE
                                                             SUBACCOUNT
                                                    -------------------
ASSETS:
  Investments at fair value                                 $ 4,195,513
  Due from MetLife Insurance Company of Connecticut                  --
                                                    -------------------
       Total Assets                                           4,195,513
                                                    -------------------
LIABILITIES:
  Other payables                                                     --
  Due to MetLife Insurance Company of Connecticut                    --
                                                    -------------------
       Total Liabilities                                             --
                                                    -------------------
NET ASSETS                                                  $ 4,195,513
                                                    ===================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units                        $ 4,195,513
  Net assets from contracts in payout                                --
                                                    -------------------
       Total Net Assets                                     $ 4,195,513
                                                    ===================

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                                    ALLIANCEBERNSTEIN
                                                                   ALGER CAPITAL      GLOBAL THEMATIC
                                             AIM V.I. UTILITIES     APPRECIATION               GROWTH    AMERICAN FUNDS BOND
                                                     SUBACCOUNT       SUBACCOUNT           SUBACCOUNT             SUBACCOUNT
                                         ------------------------- ---------------- -------------------- -------------------
INVESTMENT INCOME:
      Dividends                                       $ 121,630             $ --                 $ --              $ 231,532
                                         ------------------------- ---------------- -------------------- -------------------
EXPENSES:
      Mortality and expense risk
        charges                                          47,925           58,287               19,240                 84,181
      Administrative charges                              3,934            4,898                1,861                  8,642
                                         ------------------------- ---------------- -------------------- -------------------
        Total expenses                                   51,859           63,185               21,101                 92,823
                                         ------------------------- ---------------- -------------------- -------------------
           Net investment income (loss)                  69,771          (63,185)             (21,101)               138,709
                                         ------------------------- ---------------- -------------------- -------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                        30,658               --                   --                     --
      Realized gains (losses) on sale of
        investments                                    (307,609)        (171,791)             (84,987)                41,200
                                         ------------------------- ---------------- -------------------- -------------------
           Net realized gains (losses)                 (276,951)        (171,791)             (84,987)                41,200
                                         ------------------------- ---------------- -------------------- -------------------
     Change in unrealized gains (losses)
        on investments                                  504,389        1,524,297              611,181                474,040
                                         ------------------------- ---------------- -------------------- -------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                     227,438        1,352,506              526,194                515,240
                                         ------------------------- ---------------- -------------------- -------------------
     Net increase (decrease) in net assets
        resulting from operations                     $ 297,209      $ 1,289,321            $ 505,093              $ 653,949
                                         ========================= ================ ==================== ===================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                  AMERICAN FUNDS                                         CREDIT SUISSE TRUST
AMERICAN FUNDS      GLOBAL SMALL    AMERICAN FUNDS    AMERICAN FUNDS    INTERNATIONAL EQUITY    DELAWARE VIP SMALL
 GLOBAL GROWTH    CAPITALIZATION            GROWTH     GROWTH-INCOME                FLEX III             CAP VALUE
    SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT          SUBACCOUNT (a)            SUBACCOUNT
----------------- ----------------- ----------------- ----------------- ----------------------- ---------------------
   $ 2,596,244          $ 11,197       $ 2,406,629       $ 5,328,080                    $ --             $ 185,908
----------------- ----------------- ----------------- ----------------- ----------------------- ---------------------
     2,939,041            35,078         6,092,933         5,624,949                   1,135               234,953
       263,024             3,600           533,798           494,233                      89                13,707
----------------- ----------------- ----------------- ----------------- ----------------------- ---------------------
     3,202,065            38,678         6,626,731         6,119,182                   1,224               248,660
----------------- ----------------- ----------------- ----------------- ----------------------- ---------------------
      (605,821)          (27,481)       (4,220,102)         (791,102)                 (1,224)              (62,752)
----------------- ----------------- ----------------- ----------------- ----------------------- ---------------------
            --                --                --                --                      --                    --
    (6,576,880)          (75,814)      (24,705,289)      (17,517,477)                     13              (963,011)
----------------- ----------------- ----------------- ----------------- ----------------------- ---------------------
    (6,576,880)          (75,814)      (24,705,289)      (17,517,477)                     13              (963,011)
----------------- ----------------- ----------------- ----------------- ----------------------- ---------------------
    69,579,164         1,073,599       146,571,824       106,008,565                  11,945             6,093,453
----------------- ----------------- ----------------- ----------------- ----------------------- ---------------------
    63,002,284           997,785       121,866,535        88,491,088                  11,958             5,130,442
----------------- ----------------- ----------------- ----------------- ----------------------- ---------------------
  $ 62,396,463         $ 970,304     $ 117,646,433      $ 87,699,986                $ 10,734           $ 5,067,690
================= ================= ================= ================= ======================= =====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                             DREYFUS SOCIALLY    DWSI CAPITAL      DWSI GLOBAL
                                           RESPONSIBLE GROWTH          GROWTH    OPPORTUNITIES    DWSI HEALTH CARE
                                                   SUBACCOUNT      SUBACCOUNT       SUBACCOUNT          SUBACCOUNT
                                           --------------------- --------------- ---------------- -------------------
INVESTMENT INCOME:
      Dividends                                       $ 3,548       $ 104,929         $ 51,600            $ 35,703
                                           --------------------- --------------- ---------------- -------------------
EXPENSES:
      Mortality and expense risk
        charges                                        10,178         175,165           64,588              57,088
      Administrative charges                              815          14,509            5,306               4,664
                                           --------------------- --------------- ---------------- -------------------
        Total expenses                                 10,993         189,674           69,894              61,752
                                           --------------------- --------------- ---------------- -------------------
           Net investment income (loss)                (7,445)        (84,745)         (18,294)            (26,049)
                                           --------------------- --------------- ---------------- -------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                          --              --               --              45,255
      Realized gains (losses) on sale of
        investments                                    (8,612)       (428,918)        (520,689)           (373,455)
                                           --------------------- --------------- ---------------- -------------------
           Net realized gains (losses)                 (8,612)       (428,918)        (520,689)           (328,200)
                                           --------------------- --------------- ---------------- -------------------
     Change in unrealized gains (losses)
        on investments                                167,504       2,567,860        1,875,555             876,549
                                           --------------------- --------------- ---------------- -------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                   158,892       2,138,942        1,354,866             548,349
                                           --------------------- --------------- ---------------- -------------------
     Net increase (decrease) in net assets
        resulting from operations                   $ 151,447     $ 2,054,197      $ 1,336,572           $ 522,300
                                           ===================== =============== ================ ===================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                                                                FIDELITY VIP
DWSII GOVERNMENT & DWSII DREMAN SMALL    DWSII GLOBAL                        FIDELITY VIP    DYNAMIC CAPITAL
 AGENCY SECURITIES      MID CAP VALUE        THEMATIC    DWSII TECHNOLOGY      CONTRAFUND       APPRECIATION
        SUBACCOUNT         SUBACCOUNT      SUBACCOUNT          SUBACCOUNT      SUBACCOUNT         SUBACCOUNT
------------------ --------------------- --------------- ------------------- --------------- ------------------
         $ 326,381          $ 160,357        $ 54,334                $ --     $ 2,663,174              $ 370
------------------ --------------------- --------------- ------------------- --------------- ------------------
           126,411            172,104          79,113              35,514       3,249,406             32,256
            10,384             14,162           6,421               2,991         203,880              2,451
------------------ --------------------- --------------- ------------------- --------------- ------------------
           136,795            186,266          85,534              38,505       3,453,286             34,707
------------------ --------------------- --------------- ------------------- --------------- ------------------
           189,586            (25,909)        (31,200)            (38,505)       (790,112)           (34,337)
------------------ --------------------- --------------- ------------------- --------------- ------------------
                --                 --              --                  --          62,789                 --
            78,507         (1,775,916)       (963,630)           (142,956)    (16,771,134)          (129,793)
------------------ --------------------- --------------- ------------------- --------------- ------------------
            78,507         (1,775,916)       (963,630)           (142,956)    (16,708,345)          (129,793)
------------------ --------------------- --------------- ------------------- --------------- ------------------
           114,010          4,133,959       2,464,090           1,081,036      82,793,336            818,618
------------------ --------------------- --------------- ------------------- --------------- ------------------
           192,517          2,358,043       1,500,460             938,080      66,084,991            688,825
------------------ --------------------- --------------- ------------------- --------------- ------------------
         $ 382,103        $ 2,332,134     $ 1,469,260           $ 899,575    $ 65,294,879          $ 654,488
================== ===================== =============== =================== =============== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                              FIDELITY VIP    FIDELITY VIP HIGH                              FTVIPT FRANKLIN
                                             EQUITY-INCOME               INCOME    FIDELITY VIP MID CAP    INCOME SECURITIES
                                                SUBACCOUNT           SUBACCOUNT              SUBACCOUNT           SUBACCOUNT
                                         -------------------- -------------------- ----------------------- --------------------
INVESTMENT INCOME:
      Dividends                                $ 4,770,047          $ 2,248,512             $ 1,182,171          $ 2,572,919
                                         -------------------- -------------------- ----------------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges                                  2,490,964              329,040               3,702,531              530,238
      Administrative charges                        17,121                   77                 228,957               48,056
                                         -------------------- -------------------- ----------------------- --------------------
        Total expenses                           2,508,085              329,117               3,931,488              578,294
                                         -------------------- -------------------- ----------------------- --------------------
           Net investment income (loss)          2,261,962            1,919,395              (2,749,317)           1,994,625
                                         -------------------- -------------------- ----------------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                       --                   --               1,361,724                   --
      Realized gains (losses) on sale of
        investments                            (10,652,547)          (1,567,583)            (12,903,324)          (1,539,514)
                                         -------------------- -------------------- ----------------------- --------------------
           Net realized gains (losses)         (10,652,547)          (1,567,583)            (11,541,600)          (1,539,514)
                                         -------------------- -------------------- ----------------------- --------------------
     Change in unrealized gains (losses)
        on investments                          62,113,756            9,420,622              96,991,411            9,278,014
                                         -------------------- -------------------- ----------------------- --------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                             51,461,209            7,853,039              85,449,811            7,738,500
                                         -------------------- -------------------- ----------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations             $ 53,723,171          $ 9,772,434            $ 82,700,494          $ 9,733,125
                                         ==================== ==================== ======================= ====================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

 FTVIPT FRANKLIN      FTVIPT FRANKLIN                           FTVIPT TEMPLETON
RISING DIVIDENDS        SMALL-MID CAP        FTVIPT MUTUAL    DEVELOPING MARKETS      FTVIPT TEMPLETON     FTVIPT TEMPLETON
      SECURITIES    GROWTH SECURITIES    SHARES SECURITIES            SECURITIES    FOREIGN SECURITIES    GROWTH SECURITIES
      SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
------------------- -------------------- -------------------- --------------------- --------------------- --------------------
       $ 295,787                 $ --            $ 857,982             $ 901,311           $ 4,300,213            $ 852,954
------------------- -------------------- -------------------- --------------------- --------------------- --------------------
         362,025              617,174              667,997               270,721             2,145,743              399,334
          30,118               49,565               67,190                   530               169,476               40,345
------------------- -------------------- -------------------- --------------------- --------------------- --------------------
         392,143              666,739              735,187               271,251             2,315,219              439,679
------------------- -------------------- -------------------- --------------------- --------------------- --------------------
         (96,356)            (666,739)             122,795               630,060             1,984,994              413,275
------------------- -------------------- -------------------- --------------------- --------------------- --------------------
              --                   --                   --                87,025             5,304,998                   --
      (1,416,329)          (2,917,638)          (3,008,444)           (1,896,084)           (6,841,100)          (2,348,467)
------------------- -------------------- -------------------- --------------------- --------------------- --------------------
      (1,416,329)          (2,917,638)          (3,008,444)           (1,809,059)           (1,536,102)          (2,348,467)
------------------- -------------------- -------------------- --------------------- --------------------- --------------------
       4,327,402           16,747,645           12,517,371            13,249,671            38,123,807            8,945,989
------------------- -------------------- -------------------- --------------------- --------------------- --------------------
       2,911,073           13,830,007            9,508,927            11,440,612            36,587,705            6,597,522
------------------- -------------------- -------------------- --------------------- --------------------- --------------------
     $ 2,814,717         $ 13,163,268          $ 9,631,722          $ 12,070,672          $ 38,572,699          $ 7,010,797
=================== ==================== ==================== ===================== ===================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                             JANUS ASPEN    JANUS ASPEN GLOBAL    JANUS ASPEN GLOBAL
                                              ENTERPRISE         LIFE SCIENCES            TECHNOLOGY    JANUS ASPEN OVERSEAS
                                              SUBACCOUNT            SUBACCOUNT            SUBACCOUNT              SUBACCOUNT
                                         ------------------ --------------------- --------------------- -----------------------
INVESTMENT INCOME:
      Dividends                                     $ --                  $ --                  $ --               $ 259,997
                                         ------------------ --------------------- --------------------- -----------------------
EXPENSES:
      Mortality and expense risk
        charges                                  218,567                58,728                92,593                 821,272
      Administrative charges                      18,851                 6,354                 9,023                  12,806
                                         ------------------ --------------------- --------------------- -----------------------
        Total expenses                           237,418                65,082               101,616                 834,078
                                         ------------------ --------------------- --------------------- -----------------------
           Net investment income (loss)         (237,418)              (65,082)             (101,616)               (574,081)
                                         ------------------ --------------------- --------------------- -----------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                     --                70,264                    --               1,796,581
      Realized gains (losses) on sale of
        investments                             (724,584)               77,020              (244,032)               (783,291)
                                         ------------------ --------------------- --------------------- -----------------------
           Net realized gains (losses)          (724,584)              147,284              (244,032)              1,013,290
                                         ------------------ --------------------- --------------------- -----------------------
     Change in unrealized gains (losses)
        on investments                         6,330,570               814,440             2,947,239              33,888,245
                                         ------------------ --------------------- --------------------- -----------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                            5,605,986               961,724             2,703,207              34,901,535
                                         ------------------ --------------------- --------------------- -----------------------
     Net increase (decrease) in net assets
        resulting from operations            $ 5,368,568             $ 896,642           $ 2,601,591            $ 34,327,454
                                         ================== ===================== ===================== =======================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                               LMPVET                  LMPVET
                                         BATTERYMARCH    CLEARBRIDGE VARIABLE                  LMPVET                  LMPVET
JANUS ASPEN PERKINS    JANUS ASPEN    VARIABLE GLOBAL           EQUITY INCOME    CLEARBRIDGE VARIABLE    CLEARBRIDGE VARIABLE
      MID CAP VALUE      WORLDWIDE             EQUITY                 BUILDER       AGGRESSIVE GROWTH            APPRECIATION
         SUBACCOUNT     SUBACCOUNT         SUBACCOUNT              SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
---------------------- -------------- ------------------ ----------------------- ----------------------- -----------------------
            $ 7,656       $ 12,620        $ 1,122,525             $ 4,029,811                    $ --             $ 8,923,043
---------------------- -------------- ------------------ ----------------------- ----------------------- -----------------------
             34,575          6,209            644,244               2,234,571               6,458,110               6,204,572
              3,383             66             53,996                 192,511                 592,983                 628,199
---------------------- -------------- ------------------ ----------------------- ----------------------- -----------------------
             37,958          6,275            698,240               2,427,082               7,051,093               6,832,771
---------------------- -------------- ------------------ ----------------------- ----------------------- -----------------------
            (30,302)         6,345            424,285               1,602,729              (7,051,093)              2,090,272
---------------------- -------------- ------------------ ----------------------- ----------------------- -----------------------
             62,158             --                 --                      --                      --                      --
            (54,521)       (75,022)        (3,836,943)            (14,524,548)            (17,861,687)            (30,028,463)
---------------------- -------------- ------------------ ----------------------- ----------------------- -----------------------
              7,637        (75,022)        (3,836,943)            (14,524,548)            (17,861,687)            (30,028,463)
---------------------- -------------- ------------------ ----------------------- ----------------------- -----------------------
            647,116        381,968          9,668,932              36,785,072             149,132,490             106,224,694
---------------------- -------------- ------------------ ----------------------- ----------------------- -----------------------
            654,753        306,946          5,831,989              22,260,524             131,270,803              76,196,231
---------------------- -------------- ------------------ ----------------------- ----------------------- -----------------------
          $ 624,451      $ 313,291        $ 6,256,274            $ 23,863,253           $ 124,219,710            $ 78,286,503
====================== ============== ================== ======================= ======================= =======================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                         LMPVET                LMPVET                LMPVET                LMPVET
                                           CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                                        CAPITAL     DIVIDEND STRATEGY     FUNDAMENTAL VALUE             INVESTORS
                                                     SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                           --------------------- --------------------- --------------------- -----------------------
INVESTMENT INCOME:
      Dividends                                       $ 658,519             $ 723,246           $ 5,897,663           $ 2,977,736
                                           --------------------- --------------------- --------------------- -----------------------
EXPENSES:
      Mortality and expense risk
        charges                                       1,850,925               528,784             6,391,385             2,086,991
      Administrative charges                            151,952                54,751               590,927               205,664
                                           --------------------- --------------------- --------------------- -----------------------
        Total expenses                                2,002,877               583,535             6,982,312             2,292,655
                                           --------------------- --------------------- --------------------- -----------------------
           Net investment income (loss)              (1,344,358)              139,711            (1,084,649)              685,081
                                           --------------------- --------------------- --------------------- -----------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                            --                    --                    --                    --
      Realized gains (losses) on sale of
        investments                                 (12,702,092)           (2,302,035)          (34,264,282)          (14,240,352)
                                           --------------------- --------------------- --------------------- -----------------------
           Net realized gains (losses)              (12,702,092)           (2,302,035)          (34,264,282)          (14,240,352)
                                           --------------------- --------------------- --------------------- -----------------------
     Change in unrealized gains (losses)
        on investments                               46,179,122             8,948,351           144,706,434            46,249,821
                                           --------------------- --------------------- --------------------- -----------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                  33,477,030             6,646,316           110,442,152            32,009,469
                                           --------------------- --------------------- --------------------- -----------------------
     Net increase (decrease) in net assets
        resulting from operations                  $ 32,132,672           $ 6,786,027         $ 109,357,503          $ 32,694,550
                                           ===================== ===================== ===================== =======================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                                           LMPVET GLOBAL
              LMPVET                 LMPVET                LMPVET      CURRENTS VARIABLE  LMPVET INVESTMENT
CLEARBRIDGE VARIABLE   CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  INTERNATIONAL ALL CAP   COUNSEL VARIABLE    LMPVET LIFESTYLE
    LARGE CAP GROWTH           MID CAP CORE      SMALL CAP GROWTH            OPPORTUNITY   SOCIAL AWARENESS      ALLOCATION 50%
          SUBACCOUNT             SUBACCOUNT            SUBACCOUNT             SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
---------------------- --------------------- --------------------- ---------------------- -------------------- -----------------
           $ 325,691              $ 255,927                  $ --              $ 743,764          $ 760,307         $ 4,743,235
---------------------- --------------------- --------------------- ---------------------- -------------------- -----------------
           1,863,708                883,329               908,096                793,045            630,666           1,290,077
             163,723                 85,414                75,182                 75,457             26,935             145,222
---------------------- --------------------- --------------------- ---------------------- -------------------- -----------------
           2,027,431                968,743               983,278                868,502            657,601           1,435,299
---------------------- --------------------- --------------------- ---------------------- -------------------- -----------------
          (1,701,740)              (712,816)             (983,278)              (124,738)           102,706           3,307,936
---------------------- --------------------- --------------------- ---------------------- -------------------- -----------------
                  --                     --                    --                     --                 --                  --
          (4,162,966)            (4,817,934)           (4,191,230)           (12,308,346)        (1,676,548)         (6,644,148)
---------------------- --------------------- --------------------- ---------------------- -------------------- -----------------
          (4,162,966)            (4,817,934)           (4,191,230)           (12,308,346)        (1,676,548)         (6,644,148)
---------------------- --------------------- --------------------- ---------------------- -------------------- -----------------
          47,784,748             22,148,353            25,432,378             28,306,410         11,411,988          28,756,003
---------------------- --------------------- --------------------- ---------------------- -------------------- -----------------
          43,621,782             17,330,419            21,241,148             15,998,064          9,735,440          22,111,855
---------------------- --------------------- --------------------- ---------------------- -------------------- -----------------
        $ 41,920,042           $ 16,617,603          $ 20,257,870           $ 15,873,326        $ 9,838,146        $ 25,419,791
====================== ===================== ===================== ====================== ==================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                                    LMPVIT WESTERN           LMPVIT WESTERN
                                                                                    ASSET VARIABLE           ASSET VARIABLE
                                           LMPVET LIFESTYLE    LMPVET LIFESTYLE    ADJUSTABLE RATE    DIVERSIFIED STRATEGIC
                                             ALLOCATION 70%      ALLOCATION 85%             INCOME                   INCOME
                                                 SUBACCOUNT          SUBACCOUNT         SUBACCOUNT               SUBACCOUNT
                                           ------------------- ------------------- ------------------ ------------------------
INVESTMENT INCOME:
      Dividends                                 $ 1,786,731           $ 708,990          $ 307,704              $ 1,748,677
                                           ------------------- ------------------- ------------------ ------------------------
EXPENSES:
      Mortality and expense risk
        charges                                     654,525             389,447            282,840                  509,504
      Administrative charges                         77,160              45,894             23,175                   51,860
                                           ------------------- ------------------- ------------------ ------------------------
        Total expenses                              731,685             435,341            306,015                  561,364
                                           ------------------- ------------------- ------------------ ------------------------
           Net investment income (loss)           1,055,046             273,649              1,689                1,187,313
                                           ------------------- ------------------- ------------------ ------------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                        --                  --                 --                       --
      Realized gains (losses) on sale of
        investments                              (3,894,622)         (2,712,191)        (1,237,717)              (1,650,498)
                                           ------------------- ------------------- ------------------ ------------------------
           Net realized gains (losses)           (3,894,622)         (2,712,191)        (1,237,717)              (1,650,498)
                                           ------------------- ------------------- ------------------ ------------------------
     Change in unrealized gains (losses)
        on investments                           16,767,233          10,599,302          3,615,554                6,040,840
                                           ------------------- ------------------- ------------------ ------------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                              12,872,611           7,887,111          2,377,837                4,390,342
                                           ------------------- ------------------- ------------------ ------------------------
     Net increase (decrease) in net assets
        resulting from operations              $ 13,927,657         $ 8,160,760        $ 2,379,526              $ 5,577,655
                                           =================== =================== ================== ========================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

       LMPVIT WESTERN         LMPVIT WESTERN          LMPVIT WESTERN    LMPVIT WESTERN     MIST AMERICAN    MIST AMERICAN
ASSET VARIABLE GLOBAL    ASSET VARIABLE HIGH    ASSET VARIABLE MONEY    ASSET VARIABLE    FUNDS BALANCED     FUNDS GROWTH
      HIGH YIELD BOND                 INCOME                  MARKET    STRATEGIC BOND        ALLOCATION       ALLOCATION
           SUBACCOUNT             SUBACCOUNT              SUBACCOUNT        SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
------------------------ ---------------------- ----------------------- ----------------- ----------------- ----------------
          $ 1,334,338           $ 15,046,496               $ 748,316       $ 1,450,425              $ --             $ --
------------------------ ---------------------- ----------------------- ----------------- ----------------- ----------------
              214,092              1,971,540               4,529,417           543,592             3,518            2,692
               18,653                195,975                 441,245            47,577                19                9
------------------------ ---------------------- ----------------------- ----------------- ----------------- ----------------
              232,745              2,167,515               4,970,662           591,169             3,537            2,701
------------------------ ---------------------- ----------------------- ----------------- ----------------- ----------------
            1,101,593             12,878,981              (4,222,346)          859,256            (3,537)          (2,701)
------------------------ ---------------------- ----------------------- ----------------- ----------------- ----------------
                   --                     --                      --           313,248                --               --
           (1,124,277)           (13,761,983)                     --        (1,414,133)           (2,084)          (3,419)
------------------------ ---------------------- ----------------------- ----------------- ----------------- ----------------
           (1,124,277)           (13,761,983)                     --        (1,100,885)           (2,084)          (3,419)
------------------------ ---------------------- ----------------------- ----------------- ----------------- ----------------
            5,223,839             60,394,730                      --         5,935,050           160,261          142,000
------------------------ ---------------------- ----------------------- ----------------- ----------------- ----------------
            4,099,562             46,632,747                      --         4,834,165           158,177          138,581
------------------------ ---------------------- ----------------------- ----------------- ----------------- ----------------
          $ 5,201,155           $ 59,511,728            $ (4,222,346)      $ 5,693,421         $ 154,640        $ 135,880
======================== ====================== ======================= ================= ================= ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                              MIST AMERICAN
                                             FUNDS MODERATE    MIST BATTERYMARCH    MIST BLACKROCK    MIST BLACKROCK
                                                 ALLOCATION    GROWTH AND INCOME        HIGH YIELD    LARGE CAP CORE
                                                 SUBACCOUNT           SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                         --------------------- -------------------- ----------------- -----------------
INVESTMENT INCOME:
      Dividends                                        $ --          $ 5,218,829       $ 5,241,322         $ 736,785
                                         --------------------- -------------------- ----------------- -----------------
EXPENSES:
      Mortality and expense risk
        charges                                       1,992            2,767,615         1,222,590           733,401
      Administrative charges                              7                   --            76,238            72,173
                                         --------------------- -------------------- ----------------- -----------------
        Total expenses                                1,999            2,767,615         1,298,828           805,574
                                         --------------------- -------------------- ----------------- -----------------
           Net investment income (loss)              (1,999)           2,451,214         3,942,494           (68,789)
                                         --------------------- -------------------- ----------------- -----------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                        --                   --                --                --
      Realized gains (losses) on sale of
        investments                                     257          (16,872,998)       (3,320,122)       (5,945,472)
                                         --------------------- -------------------- ----------------- -----------------
           Net realized gains (losses)                  257          (16,872,998)       (3,320,122)       (5,945,472)
                                         --------------------- -------------------- ----------------- -----------------
     Change in unrealized gains (losses)
        on investments                               60,785           58,842,052        33,546,583        14,317,076
                                         --------------------- -------------------- ----------------- -----------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                  61,042           41,969,054        30,226,461         8,371,604
                                         --------------------- -------------------- ----------------- -----------------
     Net increase (decrease) in net assets
        resulting from operations                  $ 59,043         $ 44,420,268      $ 34,168,955       $ 8,302,815
                                         ===================== ==================== ================= =================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                              MIST HARRIS                                            MIST LEGG MASON
MIST CLARION GLOBAL    MIST DREMAN SMALL          OAKMARK                         MIST LAZARD    PARTNERS AGGRESSIVE
        REAL ESTATE            CAP VALUE    INTERNATIONAL    MIST JANUS FORTY         MID CAP                 GROWTH
         SUBACCOUNT           SUBACCOUNT       SUBACCOUNT          SUBACCOUNT      SUBACCOUNT             SUBACCOUNT
---------------------- -------------------- ---------------- ------------------- --------------- ----------------------
        $ 2,514,101            $ 105,297      $ 5,876,645                $ --     $ 1,047,368                   $ --
---------------------- -------------------- ---------------- ------------------- --------------- ----------------------
          1,081,532              182,604        1,103,379           6,287,342       1,027,083                    556
             75,556               11,575           90,887             117,864          59,405                     --
---------------------- -------------------- ---------------- ------------------- --------------- ----------------------
          1,157,088              194,179        1,194,266           6,405,206       1,086,488                    556
---------------------- -------------------- ---------------- ------------------- --------------- ----------------------
          1,357,013              (88,882)       4,682,379          (6,405,206)        (39,120)                  (556)
---------------------- -------------------- ---------------- ------------------- --------------- ----------------------
                 --                   --               --                  --              --                     --
        (12,691,428)            (912,364)     (10,091,158)        (19,418,471)     (5,453,218)                11,965
---------------------- -------------------- ---------------- ------------------- --------------- ----------------------
        (12,691,428)            (912,364)     (10,091,158)        (19,418,471)     (5,453,218)                11,965
---------------------- -------------------- ---------------- ------------------- --------------- ----------------------
         33,247,888            3,949,380       36,479,104         209,631,483      29,578,070                 35,410
---------------------- -------------------- ---------------- ------------------- --------------- ----------------------
         20,556,460            3,037,016       26,387,946         190,213,012      24,124,852                 47,375
---------------------- -------------------- ---------------- ------------------- --------------- ----------------------
       $ 21,913,473          $ 2,948,134     $ 31,070,325       $ 183,807,806    $ 24,085,732               $ 46,819
====================== ==================== ================ =================== =============== ======================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                             MIST LEGG MASON    MIST LOOMIS SAYLES    MIST LORD ABBETT     MIST LORD ABBETT
                                                VALUE EQUITY        GLOBAL MARKETS      BOND DEBENTURE    GROWTH AND INCOME
                                                  SUBACCOUNT            SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                         ---------------------- --------------------- ------------------- --------------------
INVESTMENT INCOME:
      Dividends                                     $ 71,842           $ 3,418,848         $ 4,933,740          $ 3,083,644
                                         ---------------------- --------------------- ------------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges                                       73,392             1,696,967             930,633            2,326,601
      Administrative charges                           5,937                 1,204              86,699              182,900
                                         ---------------------- --------------------- ------------------- --------------------
        Total expenses                                79,329             1,698,171           1,017,332            2,509,501
                                         ---------------------- --------------------- ------------------- --------------------
           Net investment income (loss)               (7,487)            1,720,677           3,916,408              574,143
                                         ---------------------- --------------------- ------------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                         --                    --                  --                   --
      Realized gains (losses) on sale of
        investments                               (1,301,245)           (5,651,441)         (1,636,650)         (15,335,665)
                                         ---------------------- --------------------- ------------------- --------------------
           Net realized gains (losses)            (1,301,245)           (5,651,441)         (1,636,650)         (15,335,665)
                                         ---------------------- --------------------- ------------------- --------------------
     Change in unrealized gains (losses)
        on investments                             2,481,916            51,705,781          16,963,593           36,121,241
                                         ---------------------- --------------------- ------------------- --------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                1,180,671            46,054,340          15,326,943           20,785,576
                                         ---------------------- --------------------- ------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations                $ 1,173,184          $ 47,775,017        $ 19,243,351         $ 21,359,719
                                         ====================== ===================== =================== ====================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

MIST LORD ABBETT        MIST MET/AIM    MIST MET/FRANKLIN         MIST METLIFE       MIST METLIFE         MIST METLIFE
   MID CAP VALUE    SMALL CAP GROWTH        MUTUAL SHARES    BALANCED STRATEGY    GROWTH STRATEGY    MODERATE STRATEGY
      SUBACCOUNT          SUBACCOUNT           SUBACCOUNT       SUBACCOUNT (b)     SUBACCOUNT (b)       SUBACCOUNT (b)
------------------- ------------------- -------------------- -------------------- ------------------ --------------------
     $ 1,111,895                $ --                 $ --                 $ --               $ --                 $ --
------------------- ------------------- -------------------- -------------------- ------------------ --------------------
         907,047             105,500                6,125              278,533            266,059              169,424
          73,909               6,453                  510               22,809             21,523               13,890
------------------- ------------------- -------------------- -------------------- ------------------ --------------------
         980,956             111,953                6,635              301,342            287,582              183,314
------------------- ------------------- -------------------- -------------------- ------------------ --------------------
         130,939            (111,953)              (6,635)            (301,342)          (287,582)            (183,314)
------------------- ------------------- -------------------- -------------------- ------------------ --------------------
              --                  --                   --                   --                 --                   --
      (8,459,967)           (704,842)                 838              237,772            251,517              179,733
------------------- ------------------- -------------------- -------------------- ------------------ --------------------
      (8,459,967)           (704,842)                 838              237,772            251,517              179,733
------------------- ------------------- -------------------- -------------------- ------------------ --------------------
      19,719,017           2,705,257               85,427            4,710,288          5,018,238            2,565,637
------------------- ------------------- -------------------- -------------------- ------------------ --------------------
      11,259,050           2,000,415               86,265            4,948,060          5,269,755            2,745,370
------------------- ------------------- -------------------- -------------------- ------------------ --------------------
    $ 11,389,989         $ 1,888,462             $ 79,630          $ 4,646,718        $ 4,982,173          $ 2,562,056
=================== =================== ==================== ==================== ================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                                                                      MIST PIMCO
                                           MIST MFS EMERGING    MIST MFS RESEARCH        MIST OPPENHEIMER    INFLATION PROTECTED
                                              MARKETS EQUITY        INTERNATIONAL    CAPITAL APPRECIATION                   BOND
                                                  SUBACCOUNT           SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                           -------------------- -------------------- ----------------------- ----------------------
INVESTMENT INCOME:
      Dividends                                  $ 1,552,384          $ 2,218,254                    $ --            $ 3,608,990
                                           -------------------- -------------------- ----------------------- ----------------------
EXPENSES:
      Mortality and expense risk
        charges                                    1,439,524            1,114,754               3,620,927              1,551,667
      Administrative charges                         122,216               90,471                  29,656                112,937
                                           -------------------- -------------------- ----------------------- ----------------------
        Total expenses                             1,561,740            1,205,225               3,650,583              1,664,604
                                           -------------------- -------------------- ----------------------- ----------------------
           Net investment income (loss)               (9,356)           1,013,029              (3,650,583)             1,944,386
                                           -------------------- -------------------- ----------------------- ----------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                         --                   --                      --                     --
      Realized gains (losses) on sale of
        investments                               (9,293,010)         (10,563,967)            (15,735,907)               (65,519)
                                           -------------------- -------------------- ----------------------- ----------------------
           Net realized gains (losses)            (9,293,010)         (10,563,967)            (15,735,907)               (65,519)
                                           -------------------- -------------------- ----------------------- ----------------------
     Change in unrealized gains (losses)
        on investments                            51,948,455           27,743,824             125,727,403             12,384,689
                                           -------------------- -------------------- ----------------------- ----------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                               42,655,445           17,179,857             109,991,496             12,319,170
                                           -------------------- -------------------- ----------------------- ----------------------
     Net increase (decrease) in net assets
        resulting from operations               $ 42,646,089         $ 18,192,886           $ 106,340,913           $ 14,263,556
                                           ==================== ==================== ======================= ======================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

MIST PIMCO TOTAL                             MIST PIONEER    MIST SSGA GROWTH    MIST SSGA GROWTH    MIST T. ROWE PRICE
          RETURN    MIST PIONEER FUND    STRATEGIC INCOME      AND INCOME ETF                 ETF        MID CAP GROWTH
      SUBACCOUNT           SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
------------------- -------------------- ------------------- ------------------- ------------------- ---------------------
     $ 1,629,074            $ 361,000         $ 9,101,098         $ 2,381,960         $ 2,491,512                  $ --
------------------- -------------------- ------------------- ------------------- ------------------- ---------------------
       4,688,177              465,029           3,092,115           1,389,576           1,614,968                29,031
         376,731               35,727             275,772                  --                  --                 2,455
------------------- -------------------- ------------------- ------------------- ------------------- ---------------------
       5,064,908              500,756           3,367,887           1,389,576           1,614,968                31,486
------------------- -------------------- ------------------- ------------------- ------------------- ---------------------
      (3,435,834)            (139,756)          5,733,211             992,384             876,544               (31,486)
------------------- -------------------- ------------------- ------------------- ------------------- ---------------------
         950,195                   --                  --                  --                  --                    --
       2,531,849             (620,443)           (188,988)         (2,255,281)         (2,989,223)             (127,441)
------------------- -------------------- ------------------- ------------------- ------------------- ---------------------
       3,482,044             (620,443)           (188,988)         (2,255,281)         (2,989,223)             (127,441)
------------------- -------------------- ------------------- ------------------- ------------------- ---------------------
      46,874,754           10,674,334          50,068,119          24,831,651          34,332,000               748,484
------------------- -------------------- ------------------- ------------------- ------------------- ---------------------
      50,356,798           10,053,891          49,879,131          22,576,370          31,342,777               621,043
------------------- -------------------- ------------------- ------------------- ------------------- ---------------------
    $ 46,920,964          $ 9,914,135        $ 55,612,342        $ 23,568,754        $ 32,219,321             $ 589,557
=================== ==================== =================== =================== =================== =====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                           MIST THIRD AVENUE    MIST TURNER MID    MIST VAN KAMPEN    MIST VAN KAMPEN
                                             SMALL CAP VALUE         CAP GROWTH           COMSTOCK     MID CAP GROWTH
                                                  SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                           -------------------- ------------------ ------------------ ------------------
INVESTMENT INCOME:
      Dividends                                  $ 1,567,808               $ --           $ 15,007            $ 2,158
                                           -------------------- ------------------ ------------------ ------------------
EXPENSES:
      Mortality and expense risk
        charges                                    1,962,050             49,203          2,305,727            256,567
      Administrative charges                         115,447              3,880            217,362             22,561
                                           -------------------- ------------------ ------------------ ------------------
        Total expenses                             2,077,497             53,083          2,523,089            279,128
                                           -------------------- ------------------ ------------------ ------------------
           Net investment income (loss)             (509,689)           (53,083)        (2,508,082)          (276,970)
                                           -------------------- ------------------ ------------------ ------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                  1,455,103                 --                 --                 --
      Realized gains (losses) on sale of
        investments                              (11,677,140)          (363,716)         3,522,859         (1,381,216)
                                           -------------------- ------------------ ------------------ ------------------
           Net realized gains (losses)           (10,222,037)          (363,716)         3,522,859         (1,381,216)
                                           -------------------- ------------------ ------------------ ------------------
     Change in unrealized gains (losses)
        on investments                            40,735,191          1,412,188         55,307,087          8,351,445
                                           -------------------- ------------------ ------------------ ------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                               30,513,154          1,048,472         58,829,946          6,970,229
                                           -------------------- ------------------ ------------------ ------------------
     Net increase (decrease) in net assets
        resulting from operations               $ 30,003,465          $ 995,389       $ 56,321,864        $ 6,693,259
                                           ==================== ================== ================== ==================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                                   MSF BARCLAYS
       MORGAN STANLEY     MORGAN STANLEY    MORGAN STANLEY    CAPITAL AGGREGATE        MSF BLACKROCK    MSF BLACKROCK BOND
CAPITAL OPPORTUNITIES    DIVIDEND GROWTH     S&P 500 INDEX           BOND INDEX    AGGRESSIVE GROWTH                INCOME
           SUBACCOUNT         SUBACCOUNT        SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
------------------------ ------------------ ----------------- -------------------- -------------------- ---------------------
              $ 1,206           $ 37,010         $ 153,393          $ 8,138,685             $ 67,571          $ 20,619,312
------------------------ ------------------ ----------------- -------------------- -------------------- ---------------------
               20,478             42,097           114,306            1,480,010            1,389,506             4,425,368
                1,458              3,158             9,007                  125              138,559               344,186
------------------------ ------------------ ----------------- -------------------- -------------------- ---------------------
               21,936             45,255           123,313            1,480,135            1,528,065             4,769,554
------------------------ ------------------ ----------------- -------------------- -------------------- ---------------------
              (20,730)            (8,245)           30,080            6,658,550           (1,460,494)           15,849,758
------------------------ ------------------ ----------------- -------------------- -------------------- ---------------------
                   --                 --                --                   --                   --                    --
               (3,174)           (41,581)         (110,424)             117,524           (5,561,733)           (1,318,378)
------------------------ ------------------ ----------------- -------------------- -------------------- ---------------------
               (3,174)           (41,581)         (110,424)             117,524           (5,561,733)           (1,318,378)
------------------------ ------------------ ----------------- -------------------- -------------------- ---------------------
              526,176            498,780         1,433,544           (1,818,067)          47,151,550             8,009,416
------------------------ ------------------ ----------------- -------------------- -------------------- ---------------------
              523,002            457,199         1,323,120           (1,700,543)          41,589,817             6,691,038
------------------------ ------------------ ----------------- -------------------- -------------------- ---------------------
            $ 502,272          $ 448,954       $ 1,353,200          $ 4,958,007         $ 40,129,323          $ 22,540,796
======================== ================== ================= ==================== ==================== =====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                                    MSF BLACKROCK
                                             MSF BLACKROCK      MSF BLACKROCK    LEGACY LARGE CAP    MSF BLACKROCK
                                               DIVERSIFIED    LARGE CAP VALUE              GROWTH     MONEY MARKET
                                                SUBACCOUNT         SUBACCOUNT          SUBACCOUNT       SUBACCOUNT
                                         -------------------- ------------------ ------------------- ----------------
INVESTMENT INCOME:
      Dividends                                $ 6,243,335          $ 229,093               $ 217      $ 1,778,484
                                         -------------------- ------------------ ------------------- ----------------
EXPENSES:
      Mortality and expense risk
        charges                                  2,675,377            301,007           2,115,717        5,883,197
      Administrative charges                        13,407             24,719             183,091          432,648
                                         -------------------- ------------------ ------------------- ----------------
        Total expenses                           2,688,784            325,726           2,298,808        6,315,845
                                         -------------------- ------------------ ------------------- ----------------
           Net investment income (loss)          3,554,551            (96,633)         (2,298,591)      (4,537,361)
                                         -------------------- ------------------ ------------------- ----------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                       --                 --                  --               --
      Realized gains (losses) on sale of
        investments                             (3,639,908)        (1,183,439)          2,742,618               --
                                         -------------------- ------------------ ------------------- ----------------
           Net realized gains (losses)          (3,639,908)        (1,183,439)          2,742,618               --
                                         -------------------- ------------------ ------------------- ----------------
     Change in unrealized gains (losses)
        on investments                          42,314,738          2,824,117          63,399,818               --
                                         -------------------- ------------------ ------------------- ----------------
     Net realized and change in
        unrealized gains (losses) on
        investments                             38,674,830          1,640,678          66,142,436               --
                                         -------------------- ------------------ ------------------- ----------------
     Net increase (decrease) in net assets
        resulting from operations             $ 42,229,381        $ 1,544,045        $ 63,843,845     $ (4,537,361)
                                         ==================== ================== =================== ================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                                                 MSF MET/DIMENSIONAL
MSF DAVIS VENTURE    MSF FI VALUE                           MSF LOOMIS SAYLES    INTERNATIONAL SMALL              MSF METLIFE
            VALUE         LEADERS    MSF JENNISON GROWTH       SMALL CAP CORE                COMPANY    AGGRESSIVE ALLOCATION
       SUBACCOUNT      SUBACCOUNT             SUBACCOUNT       SUBACCOUNT (b)         SUBACCOUNT (b)               SUBACCOUNT
-------------------- --------------- ---------------------- -------------------- ---------------------- ------------------------
        $ 649,264     $ 2,650,021               $ 23,690                 $ --                   $ --              $ 1,026,823
-------------------- --------------- ---------------------- -------------------- ---------------------- ------------------------
          632,697       1,412,297                765,729                2,085                    325                  538,791
           49,396         118,845                 81,654                  174                     22                    6,585
-------------------- --------------- ---------------------- -------------------- --- ------------------ ------------------------
          682,093       1,531,142                847,383                2,259                    347                  545,376
-------------------- --------------- ---------------------- -------------------- --- ------------------ ------------------------
          (32,829)      1,118,879               (823,693)              (2,259)                  (347)                 481,447
-------------------- --------------- ---------------------- -------------------- --- ------------------ ------------------------
               --              --                     --                   --                     --                   84,067
       (4,049,816)    (14,115,110)            (3,764,322)               1,003                    101               (2,743,899)
-------------------- --------------- ---------------------- -------------------- --- ------------------ ------------------------
       (4,049,816)    (14,115,110)            (3,764,322)               1,003                    101               (2,659,832)
-------------------- --------------- ---------------------- -------------------- --- ------------------ ------------------------
       15,655,746      30,416,145             22,199,459               43,867                    933               15,262,035
-------------------- --------------- ---------------------- -------------------- --- ------------------ ------------------------
       11,605,930      16,301,035             18,435,137               44,870                  1,034               12,602,203
-------------------- --------------- ---------------------- -------------------- --- ------------------ ------------------------
     $ 11,573,101    $ 17,419,914           $ 17,611,444             $ 42,611                  $ 687             $ 13,083,650
==================== =============== ====================== ==================== ====================== ========================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                              MSF METLIFE            MSF METLIFE
                                             CONSERVATIVE        CONSERVATIVE TO    MSF METLIFE MID            MSF METLIFE
                                               ALLOCATION    MODERATE ALLOCATION    CAP STOCK INDEX    MODERATE ALLOCATION
                                               SUBACCOUNT             SUBACCOUNT         SUBACCOUNT             SUBACCOUNT
                                         ------------------- ---------------------- ------------------ ----------------------
INVESTMENT INCOME:
      Dividends                                 $ 872,442            $ 2,627,083           $ 91,179           $ 10,978,640
                                         ------------------- ---------------------- ------------------ ----------------------
EXPENSES:
      Mortality and expense risk
        charges                                   431,336              1,019,809             64,234              4,493,587
      Administrative charges                       27,332                 22,629                 --                 47,225
                                         ------------------- ---------------------- ------------------ ----------------------
        Total expenses                            458,668              1,042,438             64,234              4,540,812
                                         ------------------- ---------------------- ------------------ ----------------------
           Net investment income (loss)           413,774              1,584,645             26,945              6,437,828
                                         ------------------- ---------------------- ------------------ ----------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                 177,132                594,022            200,594              5,793,157
      Realized gains (losses) on sale of
        investments                              (384,337)            (3,329,873)          (282,833)           (14,217,660)
                                         ------------------- ---------------------- ------------------ ----------------------
           Net realized gains (losses)           (207,205)            (2,735,851)           (82,239)            (8,424,503)
                                         ------------------- ---------------------- ------------------ ----------------------
     Change in unrealized gains (losses)
        on investments                          4,656,981             17,221,045          1,716,453             84,951,148
                                         ------------------- ---------------------- ------------------ ----------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                             4,449,776             14,485,194          1,634,214             76,526,645
                                         ------------------- ---------------------- ------------------ ----------------------
     Net increase (decrease) in net assets
        resulting from operations             $ 4,863,550           $ 16,069,839        $ 1,661,159           $ 82,964,473
                                         =================== ====================== ================== ======================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

          MSF METLIFE                                                                                  MSF NEUBERGER
          MODERATE TO    MSF METLIFE STOCK    MSF MFS TOTAL                     MSF MORGAN STANLEY    BERMAN MID CAP
AGGRESSIVE ALLOCATION                INDEX           RETURN    MSF MFS VALUE            EAFE INDEX             VALUE
           SUBACCOUNT           SUBACCOUNT       SUBACCOUNT       SUBACCOUNT            SUBACCOUNT        SUBACCOUNT
------------------------ -------------------- ---------------- ---------------- --------------------- -----------------
          $ 7,901,020          $ 9,862,835     $ 25,238,385             $ --           $ 3,024,148         $ 241,170
------------------------ -------------------- ---------------- ---------------- --------------------- -----------------
            3,610,598           12,696,510        8,561,781          991,504               776,040           231,811
               25,279              470,632          712,881           62,397                 1,165            22,597
------------------------ -------------------- ---------------- ---------------- --------------------- -----------------
            3,635,877           13,167,142        9,274,662        1,053,901               777,205           254,408
------------------------ -------------------- ---------------- ---------------- --------------------- -----------------
            4,265,143           (3,304,307)      15,963,723       (1,053,901)            2,246,943           (13,238)
------------------------ -------------------- ---------------- ---------------- --------------------- -----------------
            4,329,326            7,391,925               --               --               490,979             4,799
          (12,764,994)          (5,440,052)     (34,447,130)      (4,999,974)           (5,999,715)       (2,148,775)
------------------------ -------------------- ---------------- ---------------- --------------------- -----------------
           (8,435,668)           1,951,873      (34,447,130)      (4,999,974)           (5,508,736)       (2,143,976)
------------------------ -------------------- ---------------- ---------------- --------------------- -----------------
           81,483,365          195,977,835      110,011,807       17,381,628            20,857,492         8,013,551
------------------------ -------------------- ---------------- ---------------- --------------------- -----------------
           73,047,697          197,929,708       75,564,677       12,381,654            15,348,756         5,869,575
------------------------ -------------------- ---------------- ---------------- --------------------- -----------------
         $ 77,312,840        $ 194,625,401     $ 91,528,400     $ 11,327,753          $ 17,595,699       $ 5,856,337
======================== ==================== ================ ================ ===================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                           MSF OPPENHEIMER    MSF RUSSELL 2000    MSF T. ROWE PRICE    MSF T. ROWE PRICE
                                             GLOBAL EQUITY               INDEX     LARGE CAP GROWTH     SMALL CAP GROWTH
                                                SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------ ------------------- -------------------- --------------------
INVESTMENT INCOME:
      Dividends                                $ 7,944,004         $ 1,800,820            $ 145,238             $ 45,650
                                           ------------------ ------------------- -------------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges                                  4,394,930             989,744              635,923              978,322
      Administrative charges                       161,903               4,785               56,915               48,184
                                           ------------------ ------------------- -------------------- --------------------
        Total expenses                           4,556,833             994,529              692,838            1,026,506
                                           ------------------ ------------------- -------------------- --------------------
           Net investment income (loss)          3,387,171             806,291             (547,600)            (980,856)
                                           ------------------ ------------------- -------------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                       --           2,452,180                   --            2,092,270
      Realized gains (losses) on sale of
        investments                            (19,069,420)         (4,995,710)          (3,347,314)          (3,889,309)
                                           ------------------ ------------------- -------------------- --------------------
           Net realized gains (losses)         (19,069,420)         (2,543,530)          (3,347,314)          (1,797,039)
                                           ------------------ ------------------- -------------------- --------------------
     Change in unrealized gains (losses)
        on investments                         121,479,376          22,055,715           18,732,599           26,909,994
                                           ------------------ ------------------- -------------------- --------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                            102,409,956          19,512,185           15,385,285           25,112,955
                                           ------------------ ------------------- -------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations            $ 105,797,127        $ 20,318,476         $ 14,837,685         $ 24,132,099
                                           ================== =================== ==================== ====================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

   MSF WESTERN ASSET    MSF WESTERN ASSET
MANAGEMENT STRATEGIC      MANAGEMENT U.S.                     PIONEER VCT CULLEN         PIONEER VCT    PIONEER VCT EQUITY
  BOND OPPORTUNITIES           GOVERNMENT    PIONEER VCT BOND              VALUE    EMERGING MARKETS                INCOME
          SUBACCOUNT           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
----------------------- -------------------- ---------------- --------------------- ------------------- ---------------------
           $ 504,701          $ 9,085,048         $ 1,363,463          $ 100,891           $ 173,343             $ 566,234
----------------------- -------------------- ---------------- --------------------- ------------------- ---------------------
              82,920            2,449,337             458,504            225,828             349,847               317,742
               8,452              185,480              38,371             19,424              29,112                27,465
----------------------- -------------------- ---------------- --------------------- ------------------- ---------------------
              91,372            2,634,817             496,875            245,252             378,959               345,207
----------------------- -------------------- ---------------- --------------------- ------------------- ---------------------
             413,329            6,450,231             866,588           (144,361)           (205,616)              221,027
----------------------- -------------------- ---------------- --------------------- ------------------- ---------------------
             222,756                   --                  --                 --                  --                    --
            (154,355)            (721,385)             32,213           (813,411)         (1,576,847)           (2,218,347)
----------------------- -------------------- ---------------- --------------------- ------------------- ---------------------
              68,401             (721,385)             32,213           (813,411)         (1,576,847)           (2,218,347)
----------------------- -------------------- ---------------- --------------------- ------------------- ---------------------
           1,508,727             (318,941)          2,672,431          2,993,813          11,768,760             3,879,742
----------------------- -------------------- ---------------- --------------------- ------------------- ---------------------
           1,577,128           (1,040,326)          2,704,644          2,180,402          10,191,913             1,661,395
----------------------- -------------------- ---------------- --------------------- ------------------- ---------------------
         $ 1,990,457          $ 5,409,905         $ 3,571,232        $ 2,036,041         $ 9,986,297           $ 1,882,422
======================= ==================== ================ ===================== =================== =====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                                           PIONEER VCT          PIONEER VCT
                                                                 PIONEER VCT HIGH             IBBOTSON    IBBOTSON MODERATE
                                             PIONEER VCT FUND               YIELD    GROWTH ALLOCATION           ALLOCATION
                                                   SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                         ----------------------- ------------------- -------------------- --------------------
INVESTMENT INCOME:
      Dividends                                     $ 418,280         $ 2,852,347          $ 5,073,813          $ 3,901,482
                                         ----------------------- ------------------- -------------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges                                       470,351             657,403            4,252,233            2,278,837
      Administrative charges                           40,297              55,787              302,706              170,262
                                         ----------------------- ------------------- -------------------- --------------------
        Total expenses                                510,648             713,190            4,554,939            2,449,099
                                         ----------------------- ------------------- -------------------- --------------------
           Net investment income (loss)               (92,368)          2,139,157              518,874            1,452,383
                                         ----------------------- ------------------- -------------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                          --                  --                   --                   --
      Realized gains (losses) on sale of
        investments                                (2,511,656)         (3,715,616)          (6,908,239)          (5,417,146)
                                         ----------------------- ------------------- -------------------- --------------------
           Net realized gains (losses)             (2,511,656)         (3,715,616)          (6,908,239)          (5,417,146)
                                         ----------------------- ------------------- -------------------- --------------------
     Change in unrealized gains (losses)
        on investments                              8,020,176          18,157,409           60,945,509           33,415,291
                                         ----------------------- ------------------- -------------------- --------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                 5,508,520          14,441,793           54,037,270           27,998,145
                                         ----------------------- ------------------- -------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations                 $ 5,416,152        $ 16,580,950         $ 54,556,144         $ 29,450,528
                                         ======================= =================== ==================== ====================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

  PIONEER VCT    PIONEER VCT REAL                          UIF EQUITY AND    UIF SMALL COMPANY
MID CAP VALUE       ESTATE SHARES    UIF CAPITAL GROWTH            INCOME               GROWTH    UIF U.S. REAL ESTATE
   SUBACCOUNT          SUBACCOUNT            SUBACCOUNT        SUBACCOUNT           SUBACCOUNT              SUBACCOUNT
---------------- ------------------- --------------------- ----------------- -------------------- -----------------------
    $ 510,872           $ 427,004                  $ --       $ 3,789,548                 $ --               $ 546,438
---------------- ------------------- --------------------- ----------------- -------------------- -----------------------
      635,160             169,017               125,409         2,028,601               86,782                 244,079
       59,282              14,313                11,696           203,293                6,657                  24,877
---------------- ------------------- --------------------- ----------------- -------------------- -----------------------
      694,442             183,330               137,105         2,231,894               93,439                 268,956
---------------- ------------------- --------------------- ----------------- -------------------- -----------------------
     (183,570)            243,674              (137,105)        1,557,654              (93,439)                277,482
---------------- ------------------- --------------------- ----------------- -------------------- -----------------------
           --                  --                    --                --                   --                      --
   (5,882,485)         (2,726,121)             (228,359)       (5,413,388)            (366,726)             (3,203,984)
---------------- ------------------- --------------------- ----------------- -------------------- -----------------------
   (5,882,485)         (2,726,121)             (228,359)       (5,413,388)            (366,726)             (3,203,984)
---------------- ------------------- --------------------- ----------------- -------------------- -----------------------
   14,148,015           5,240,904             4,138,075        28,392,647            2,107,383               7,377,546
---------------- ------------------- --------------------- ----------------- -------------------- -----------------------
    8,265,530           2,514,783             3,909,716        22,979,259            1,740,657               4,173,562
---------------- ------------------- --------------------- ----------------- -------------------- -----------------------
  $ 8,081,960         $ 2,758,457           $ 3,772,611      $ 24,536,913          $ 1,647,218             $ 4,451,044
================ =================== ===================== ================= ==================== =======================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                           VAN KAMPEN LIT    VAN KAMPEN LIT       VAN KAMPEN LIT
                                              UIF VALUE    CAPITAL GROWTH        GOVERNMENT    GROWTH AND INCOME
                                             SUBACCOUNT        SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                         ----------------- ----------------- ----------------- --------------------
INVESTMENT INCOME:
      Dividends                               $ 342,879           $ 3,281       $ 2,084,011          $ 4,709,248
                                         ----------------- ----------------- ----------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges                                 150,354           224,935           530,656            1,942,830
      Administrative charges                     14,844            19,645            50,752              193,773
                                         ----------------- ----------------- ----------------- --------------------
        Total expenses                          165,198           244,580           581,408            2,136,603
                                         ----------------- ----------------- ----------------- --------------------
           Net investment income (loss)         177,681          (241,299)        1,502,603            2,572,645
                                         ----------------- ----------------- ----------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                    --                --                --                   --
      Realized gains (losses) on sale of
        investments                          (1,851,398)         (776,417)         (284,663)          (6,266,645)
                                         ----------------- ----------------- ----------------- --------------------
           Net realized gains (losses)       (1,851,398)         (776,417)         (284,663)          (6,266,645)
                                         ----------------- ----------------- ----------------- --------------------
     Change in unrealized gains (losses)
        on investments                        4,160,466         7,384,771        (1,508,004)          29,356,135
                                         ----------------- ----------------- ----------------- --------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                           2,309,068         6,608,354        (1,792,667)          23,089,490
                                         ----------------- ----------------- ----------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations           $ 2,486,749       $ 6,367,055        $ (290,064)        $ 25,662,135
                                         ================= ================= ================= ====================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

61

     WELLS FARGO VT
SMALL/MID CAP VALUE
         SUBACCOUNT
----------------------
           $ 39,226
----------------------
             41,135
              2,680
----------------------
             43,815
----------------------
             (4,589)
----------------------
                 --
           (281,210)
----------------------
           (281,210)
----------------------
          1,812,544
----------------------
          1,531,334
----------------------
        $ 1,526,745
======================

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                                                  ALLIANCEBERNSTEIN GLOBAL
                                              AIM V.I. UTILITIES    ALGER CAPITAL APPRECIATION             THEMATIC GROWTH
                                                      SUBACCOUNT                    SUBACCOUNT                  SUBACCOUNT
                                    ------------------------------- ----------------------------- ---------------------------
                                           2009             2008           2009           2008         2009           2008
                                    -------------- ---------------- -------------- -------------- ------------ --------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ 69,771       $ 27,491      $   (63,185)   $   (91,381)   $  (21,101)   $   (31,714)
  Net realized gains (losses)          (276,951)         575,182       (171,791)        46,131       (84,987)       (22,007)
  Change in unrealized gains
     (losses) on investments            504,389       (2,236,607)     1,524,297     (2,807,081)      611,181     (1,152,431)
                                    -------------- ---------------- -------------- -------------- ------------ --------------
     Net increase (decrease)
       in net assets resulting
       from operations                  297,209       (1,633,934)     1,289,321     (2,852,331)      505,093     (1,206,152)
                                    -------------- ---------------- -------------- -------------- ------------ --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                11,514           50,490          2,267         39,676        32,974         30,940
  Net transfers (including
     fixed account)                    (274,674)         (36,677)        67,417         47,378         1,345        (22,437)
  Contract charges                         (935)          (1,072)        (1,214)        (1,183)         (665)          (767)
  Transfers for contract benefits
     and terminations                  (322,570)        (652,300)      (203,330)      (545,717)      (86,751)      (547,893)
                                    -------------- ---------------- -------------- -------------- ------------ --------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions           (586,665)        (639,559)      (134,860)      (459,846)      (53,097)      (540,157)
                                    -------------- ---------------- -------------- -------------- ------------ --------------
     Net increase (decrease)
       in net assets                   (289,456)      (2,273,493)     1,154,461     (3,312,177)      451,996     (1,746,309)
NET ASSETS:
  Beginning of year                   3,005,689        5,279,182      2,946,088      6,258,265     1,068,173      2,814,482
                                    -------------- ---------------- -------------- -------------- ------------ --------------
  End of year                       $ 2,716,233    $ 3,005,689      $ 4,100,549    $ 2,946,088    $1,520,169    $ 1,068,173
                                    ============== ================ ============== ============== ============ ==============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                                      AMERICAN FUNDS GLOBAL
       AMERICAN FUNDS BOND       AMERICAN FUNDS GLOBAL GROWTH          SMALL CAPITALIZATION              AMERICAN FUNDS GROWTH
                SUBACCOUNT                         SUBACCOUNT                    SUBACCOUNT                         SUBACCOUNT
----------------------------- ---------------------------------- ----------------------------- ----------------------------------
         2009      2008 (a)              2009            2008             2009      2008 (a)              2009            2008
---------------- ------------ ------------------ --------------- ---------------- ------------ ------------------ ---------------
  $ 138,709      $ 108,747      $    (605,821)   $   (142,104)    $    (27,481)   $     (6,288)   $    (4,220,102) $   (5,563,967)
       41,200      (66,518)        (6,576,880)     25,178,828          (75,814)         (1,312)       (24,705,289)     58,090,301
      474,040     (224,525)        69,579,164    (145,949,450)       1,073,599        (466,474)       146,571,824    (344,375,290)
---------------- ------------ ------------------ --------------- ---------------- ------------ ------------------ ---------------
      653,949     (182,296)        62,396,463    (120,912,726)         970,304        (474,074)       117,646,433    (291,848,956)
---------------- ------------ ------------------ --------------- ---------------- ------------ ------------------ ---------------
       14,031       18,748          2,103,180       4,095,898           69,989          31,938          3,589,929       6,669,922
    5,941,968    2,717,109         (3,187,187)     (4,073,076)       3,249,242       1,498,692         (3,206,464)     (9,335,039)
       (2,080)        (509)           (53,372)        (50,579)          (1,218)           (248)          (111,683)       (113,111)
     (798,020)    (177,870)       (20,898,203)    (29,031,921)        (294,260)        (38,976)       (37,939,209)    (59,936,898)
---------------- ------------ ------------------ --------------- ---------------- ------------ ------------------ ---------------
    5,155,899    2,557,478        (22,035,582)    (29,059,678)       3,023,753       1,491,406        (37,667,427)    (62,715,126)
---------------- ------------ ------------------ --------------- ---------------- ------------ ------------------ ---------------
    5,809,848    2,375,182         40,360,881    (149,972,404)       3,994,057       1,017,332         79,979,006    (354,564,082)
    2,375,182           --        171,788,338     321,760,742        1,017,332           --           341,207,267     695,771,349
---------------- ------------ ------------------ --------------- ---------------- ------------ ------------------ ---------------
  $ 8,185,030    $  2,375,182   $ 212,149,219    $171,788,338      $ 5,011,389    $  1,017,332    $   421,186,273 $   341,207,267
================ ============ ================== =============== ================ ============ ================== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                        CREDIT SUISSE TRUST
                                                                              INTERNATIONAL
                                        AMERICAN FUNDS GROWTH-INCOME        EQUITY FLEX III   DELAWARE VIP SMALL CAP VALUE
                                                          SUBACCOUNT             SUBACCOUNT                     SUBACCOUNT
                                    ----------------------------------- ------------------- ------------------------------
                                             2009               2008            2009 (b)         2009              2008
                                    ---------------- ------------------ ------------------- ------------- ----------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ (791,102)     $ (889,308)      $        (1,224)    $    (62,752)  $      (169,506)
  Net realized gains (losses)         (17,517,477)        30,644,415                 13         (963,011)        1,842,673
  Change in unrealized gains
     (losses) on investments          106,008,565       (253,965,899)            11,945        6,093,453       (10,637,836)
                                    ---------------- ------------------ ------------------- ------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations                 87,699,986       (224,210,792)            10,734        5,067,690        (8,964,669)
                                    ---------------- ------------------ ------------------- ------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               1,710,990          3,859,518                 53          768,029         1,169,218
  Net transfers (including
     fixed account)                    (4,005,829)       (22,119,042)         1,164,922       (1,112,736)       (3,019,184)
  Contract charges                        (98,634)           (99,249)                --           (4,072)           (2,451)
  Transfers for contract benefits
     and terminations                 (35,638,924)       (59,967,950)           (59,575)      (2,272,700)       (4,122,434)
                                    ---------------- ------------------ ------------------- ------------- ----------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions          (38,032,397)       (78,326,723)         1,105,400       (2,621,479)       (5,974,851)
                                    ---------------- ------------------ ------------------- ------------- ----------------
     Net increase (decrease)
       in net assets                   49,667,589       (302,537,515)         1,116,134        2,446,211       (14,939,520)
NET ASSETS:
  Beginning of year                   327,273,662        629,811,177                 --       18,558,123        33,497,643
                                    ---------------- ------------------ ------------------- ------------- ----------------
  End of year                       $ 376,941,251    $ 327,273,662      $     1,116,134     $ 21,004,334   $    18,558,123
                                    ================ ================== =================== ============= ================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

DREYFUS SOCIALLY RESPONSIBLE
                     GROWTH              DWSI CAPITAL GROWTH      DWSI GLOBAL OPPORTUNITIES               DWSI HEALTH CARE
                 SUBACCOUNT                       SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
------------------------------- ------------------------------- ------------------------------ ------------------------------
       2009             2008              2009          2008             2009          2008             2009           2008
-------------- ---------------- ----------------- ------------- ---------------- ------------- ---------------- -------------
$ (7,445)      $     (10,996)   $    (84,745)      $ (182,493)   $     (18,294)  $  (110,568)   $     (26,049)  $   (89,831)
     (8,612)          (2,702)       (428,918)         269,436         (520,689)      802,913         (328,200)      712,873
    167,504         (282,713)      2,567,860       (5,437,835)       1,875,555    (4,347,920)         876,549    (1,898,312)
-------------- ---------------- ----------------- ------------- ---------------- ------------- ---------------- -------------
    151,447         (296,411)      2,054,197       (5,350,892)       1,336,572    (3,655,575)         522,300    (1,275,270)
-------------- ---------------- ----------------- ------------- ---------------- ------------- ---------------- -------------
         --            2,631          45,060           51,494           31,397        46,560           18,171        25,319
     17,405           11,883         (22,283)      (1,705,808)        (260,268)      (62,435)        (692,774)     (264,427)
       (188)            (186)         (3,801)          (4,034)          (1,317)       (1,418)          (1,130)       (1,104)
    (24,169)         (14,953)     (1,241,898)      (1,359,460)        (205,835)     (494,530)        (296,064)     (409,210)
-------------- ---------------- ----------------- ------------- ---------------- ------------- ---------------- -------------
     (6,952)            (625)     (1,222,922)      (3,017,808)        (436,023)     (511,823)        (971,797)     (649,422)
-------------- ---------------- ----------------- ------------- ---------------- ------------- ---------------- -------------
    144,495         (297,036)        831,275       (8,368,700)         900,549    (4,167,398)        (449,497)   (1,924,692)
    495,408          792,444       9,638,233       18,006,933        3,249,955     7,417,353        3,485,472     5,410,164
-------------- ---------------- ----------------- ------------- ---------------- ------------- ---------------- -------------
$ 639,903      $     495,408    $ 10,469,508      $ 9,638,233    $   4,150,504   $ 3,249,955    $   3,035,975   $ 3,485,472
============== ================ ================= ============= ================ ============= ================ =============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                        DWSII GOVERNMENT & AGENCY     DWSII DREMAN SMALL MID CAP
                                                       SECURITIES                          VALUE       DWSII GLOBAL THEMATIC
                                                       SUBACCOUNT                     SUBACCOUNT                  SUBACCOUNT
                                    -------------------------------- ------------------------------ ---------------------------
                                           2009              2008            2009           2008         2009           2008
                                    --------------- ---------------- --------------- -------------- ------------ --------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $ 189,586        $ 161,042      $  (25,909)    $   (85,024)   $   (31,200) $     (59,432)
  Net realized gains (losses)            78,507          (16,194)     (1,775,916)      4,834,318       (963,630)     1,461,215
  Change in unrealized gains
     (losses) on investments            114,010          (17,071)      4,133,959     (10,319,630)     2,464,090     (5,697,593)
                                    --------------- ---------------- --------------- -------------- ------------ --------------
     Net increase (decrease)
       in net assets resulting
       from operations                  382,103          127,777       2,332,134      (5,570,336)     1,469,260     (4,295,810)
                                    --------------- ---------------- --------------- -------------- ------------ --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                27,127           45,559          25,171          67,741         15,288         31,254
  Net transfers (including
     fixed account)                     (97,347)       3,768,709        (416,275)     (1,097,326)      (220,460)      (849,432)
  Contract charges                       (2,004)          (1,627)         (3,132)         (3,214)        (1,306)        (1,295)
  Transfers for contract benefits
     and terminations                (1,661,665)      (1,032,141)       (818,717)     (1,456,971)      (305,950)      (685,930)
                                    --------------- ---------------- --------------- -------------- ------------ --------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions         (1,733,889)       2,780,500      (1,212,953)     (2,489,770)      (512,428)    (1,505,403)
                                    --------------- ---------------- --------------- -------------- ------------ --------------
     Net increase (decrease)
       in net assets                 (1,351,786)       2,908,277       1,119,181      (8,060,106)       956,832     (5,801,213)
NET ASSETS:
  Beginning of year                   7,663,328        4,755,051       9,778,847      17,838,953      4,073,603      9,874,816
                                    --------------- ---------------- --------------- -------------- ------------ --------------
  End of year                       $ 6,311,542      $ 7,663,328     $10,898,028     $ 9,778,847    $ 5,030,435  $   4,073,603
                                    ============== ================= =============== ============== ============ ==============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                                  FIDELITY VIP DYNAMIC CAPITAL
           DWSII TECHNOLOGY            FIDELITY VIP CONTRAFUND                    APPRECIATION         FIDELITY VIP EQUITY-INCOME
                 SUBACCOUNT                         SUBACCOUNT                      SUBACCOUNT                         SUBACCOUNT
------------------------------ ---------------------------------- ------------------------------- ----------------------------------
         2009          2008               2009            2008             2009           2008               2009            2008
---------------- ------------- ------------------ --------------- ---------------- -------------- ------------------ ---------------
   $  (38,505)    $   (45,310)   $    (790,112)    $  (2,491,871)   $     (34,337)  $    (40,740)   $     2,261,962    $  3,610,598
     (142,956)        (65,877)     (16,708,345)       (4,273,545)        (129,793)       (16,974)       (10,652,547)     (6,497,573)
    1,081,036      (1,329,213)      82,793,336      (159,012,593)         818,618     (1,661,209)        62,113,756    (158,555,008)
---------------- ------------- ------------------ --------------- ---------------- -------------- ------------------ ---------------
      899,575      (1,440,400)      65,294,879      (165,778,009)         654,488     (1,718,923)        53,723,171    (161,441,983)
---------------- ------------- ------------------ --------------- ---------------- -------------- ------------------ ---------------
       14,506          26,550        8,923,870        12,523,302           37,546         84,750         10,893,760      16,011,209
      475,552        (122,312)        (716,148)       (2,132,610)         (52,568)      (530,611)        (6,636,933)    (24,029,309)
         (844)           (758)        (120,314)         (123,002)            (821)          (692)          (221,912)       (252,582)
     (312,792)       (138,735)     (20,640,415)      (35,694,869)        (170,595)      (321,030)       (17,175,039)    (31,660,417)
---------------- ------------- ------------------ --------------- ---------------- -------------- ------------------ ---------------
      176,422        (235,255)     (12,553,007)      (25,427,179)        (186,438)      (767,583)       (13,140,124)    (39,931,099)
---------------- ------------- ------------------ --------------- ---------------- -------------- ------------------ ---------------
    1,075,997      (1,675,655)      52,741,872      (191,205,188)         468,050     (2,486,506)        40,583,047    (201,373,082)
    1,509,302       3,184,957      204,385,840       395,591,028        2,110,918      4,597,424        199,519,894     400,892,976
---------------- ------------- ------------------ --------------- ---------------- -------------- ------------------ ---------------
   $2,585,299     $ 1,509,302    $ 257,127,712     $ 204,385,840    $   2,578,968   $  2,110,918    $   240,102,941    $199,519,894
================ ============= ================== =============== ================ ============== ================== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                                                         FTVIPT FRANKLIN INCOME
                                       FIDELITY VIP HIGH INCOME              FIDELITY VIP MID CAP                    SECURITIES
                                                     SUBACCOUNT                        SUBACCOUNT                    SUBACCOUNT
                                 --------------------------------- --------------------------------- -----------------------------
                                         2009              2008             2009             2008          2009            2008
                                 --------------- ----------------- ---------------- ---------------- ------------- ---------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)   $  1,919,395     $   2,315,834     $ (2,749,317)    $ (4,544,559)   $ 1,994,625    $  1,141,913
  Net realized gains (losses)      (1,567,583)       (1,196,314)     (11,541,600)      53,982,650     (1,539,514)       (652,981)
  Change in unrealized gains
     (losses) on investments        9,420,622        (9,618,517)      96,991,411     (215,124,181)     9,278,014     (11,768,551)
                                 --------------- ----------------- ---------------- ---------------- ------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations              9,772,434        (8,498,997)      82,700,494     (165,686,090)     9,733,125     (11,279,619)
                                 --------------- ----------------- ---------------- ---------------- ------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners           1,168,468         1,242,887       11,429,630       17,669,552        122,335         104,965
  Net transfers (including
     fixed account)                  (154,405)       (1,439,819)      (4,886,037)     (16,505,114)    10,654,161       5,509,171
  Contract charges                    (27,334)          (27,738)        (139,312)        (145,548)        (6,415)         (4,325)
  Transfers for contract
     benefits
     and terminations              (3,059,687)       (3,216,660)     (22,453,024)     (38,463,190)    (3,829,278)     (3,608,708)
                                 --------------- ----------------- ---------------- ---------------- ------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from
       contract transactions       (2,072,958)       (3,441,330)     (16,048,743)     (37,444,300)     6,940,803       2,001,103
                                 --------------- ----------------- ---------------- ---------------- ------------- ---------------
     Net increase (decrease)
       in net assets                7,699,476       (11,940,327)      66,651,751     (203,130,390)    16,673,928      (9,278,516)
NET ASSETS:
  Beginning of year                23,781,248        35,721,575      232,101,268      435,231,658     25,140,094      34,418,610
                                 --------------- ----------------- ---------------- ---------------- ------------- ---------------
  End of year                    $ 31,480,724     $  23,781,248     $298,753,019     $232,101,268    $41,814,022    $ 25,140,094
                                 =============== ================= ================ ================ ============= ===============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

       FTVIPT FRANKLIN RISING  FTVIPT FRANKLIN SMALL-MID CAP                                         FTVIPT TEMPLETON DEVELOPING
         DIVIDENDS SECURITIES              GROWTH SECURITIES   FTVIPT MUTUAL SHARES SECURITIES                MARKETS SECURITIES
                   SUBACCOUNT                     SUBACCOUNT                        SUBACCOUNT                        SUBACCOUNT
------------------------------ ------------------------------- ---------------------------------- ---------------------------------
          2009          2008             2009          2008              2009             2008              2009            2008
---------------- ------------- ---------------- -------------- ----------------- ---------------- ----------------- ---------------
$      (96,356)   $  (28,769)   $  (666,739)     $  (907,644)     $    122,795        $ 889,708      $    630,060    $    177,411
    (1,416,329)     (334,360)    (2,917,638)       5,243,480        (3,008,444)       1,537,858        (1,809,059)     23,030,599
     4,327,402    (9,350,267)    16,747,645      (30,953,725)       12,517,371      (33,386,323)       13,249,671     (65,209,597)
---------------- ------------- ---------------- -------------- ----------------- ---------------- ----------------- ---------------
     2,814,717    (9,713,396)    13,163,268      (26,617,889)        9,631,722      (30,958,757)       12,070,672     (42,001,587)
---------------- ------------- ---------------- -------------- ----------------- ---------------- ----------------- ---------------
       114,740       747,655        493,680        1,022,356           181,390          787,259         1,963,269       3,248,389
    (1,057,711)   (2,278,656)     1,140,202       (2,495,602)          193,954       (4,868,005)        2,242,506     (91,131,411)
        (9,196)       (9,296)       (18,154)         (18,087)          (20,435)         (22,059)          (18,675)        (21,219)
    (1,985,005)   (3,445,949)    (3,163,976)      (6,580,391)       (5,103,719)      (8,084,621)       (1,763,389)     (6,070,296)
---------------- ------------- ---------------- -------------- ----------------- ---------------- ----------------- ---------------
    (2,937,172)   (4,986,246)    (1,548,248)      (8,071,724)       (4,748,810)     (12,187,426)        2,423,711     (93,974,537)
---------------- ------------- ---------------- -------------- ----------------- ---------------- ----------------- ---------------
      (122,455)  (14,699,642)    11,615,020      (34,689,613)        4,882,912      (43,146,183)       14,494,383    (135,976,124)
    21,687,343    36,386,985     32,498,385       67,187,998        45,238,751       88,384,934        16,745,138     152,721,262
---------------- ------------- ---------------- -------------- ----------------- ---------------- ----------------- ---------------
$   21,564,888   $21,687,343   $ 44,113,405      $32,498,385     $  50,121,663     $ 45,238,751      $ 31,239,521    $ 16,745,138
================ ============= ================ ============== ================= ================ ================= ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                          FTVIPT TEMPLETON FOREIGN         FTVIPT TEMPLETON GROWTH
                                                        SECURITIES                      SECURITIES        JANUS ASPEN ENTERPRISE
                                                        SUBACCOUNT                      SUBACCOUNT                    SUBACCOUNT
                                  ----------------------------------- ------------------------------- -----------------------------
                                           2009               2008            2009            2008          2009            2008
                                  ---------------- ------------------ --------------- --------------- ------------- ---------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)    $   1,984,994    $     1,048,056    $    413,275    $     58,313    $  (237,418)   $   (345,794)
  Net realized gains (losses)        (1,536,102)        20,467,386      (2,348,467)      1,967,334       (724,584)      1,503,330
  Change in unrealized gains
     (losses) on investments         38,123,807       (114,496,778)      8,945,989     (23,386,449)     6,330,570     (12,730,826)
                                  ---------------- ------------------ --------------- --------------- ------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations               38,572,699        (92,981,336)      7,010,797     (21,360,802)     5,368,568     (11,573,290)
                                  ---------------- ------------------ --------------- --------------- ------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             1,930,577          2,957,266         135,958         263,429        374,347       1,024,615
  Net transfers (including
     fixed account)                  (4,329,483)        (7,608,103)       (229,946)         10,794       (724,842)       (517,484)
  Contract charges                      (41,237)           (40,943)        (15,114)        (15,691)        (5,404)         (5,794)
  Transfers for contract benefits
     and terminations               (13,483,049)       (21,601,173)     (2,712,248)     (4,437,436)    (1,764,183)     (2,482,216)
                                  ---------------- ------------------ --------------- --------------- ------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions   (15,923,192)       (26,292,953)     (2,821,350)     (4,178,904)    (2,120,082)     (1,980,879)
                                  ---------------- ------------------ --------------- --------------- ------------- ---------------
     Net increase (decrease)
       in net assets                 22,649,507       (119,274,289)      4,189,447     (25,539,706)     3,248,486     (13,554,169)
NET ASSETS:
  Beginning of year                 121,590,564        240,864,853      26,545,651      52,085,357     13,787,452      27,341,621
                                  ---------------- ------------------ --------------- --------------- ------------- ---------------
  End of year                     $ 144,240,071    $   121,590,564    $ 30,735,098    $ 26,545,651    $17,035,938    $ 13,787,452
                                  ================ ================== =============== =============== ============= ===============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

JANUS ASPEN GLOBAL LIFE SCIENCES JANUS ASPEN GLOBAL TECHNOLOGY             JANUS ASPEN OVERSEAS  JANUS ASPEN PERKINS MID CAP VALUE
                      SUBACCOUNT                    SUBACCOUNT                       SUBACCOUNT                         SUBACCOUNT
-------------------------------- -------------------------------- ------------------------------ ----------------------------------
         2009              2008           2009            2008              2009         2008             2009              2008
--------------- ---------------- ---------------- --------------- --------------- -------------- -------------- -----------------
$     (65,082)  $       (97,412) $    (101,616)   $   (128,421)   $     (574,081) $   (164,459)   $    (30,302)  $       (36,924)
      147,284           515,283       (244,032)       (123,645)        1,013,290    13,444,378           7,637           406,277
      814,440        (2,583,481)     2,947,239      (4,309,848)       33,888,245   (65,791,608)        647,116        (1,306,582)
--------------- ---------------- ---------------- --------------- --------------- -------------- -------------- -----------------
      896,642        (2,165,610)     2,601,591      (4,561,914)       34,327,454   (52,511,689)        624,451          (937,229)
--------------- ---------------- ---------------- --------------- --------------- -------------- -------------- -----------------
        3,782             4,226         13,205          24,603         4,554,697     6,820,699          16,500                --
     (253,711)         (352,261)       485,712        (158,477)          691,509    (2,219,184)        (27,459)           24,812
       (2,829)           (3,262)        (3,683)         (3,819)          (54,179)      (50,468)           (457)             (462)
     (768,383)       (1,223,754)      (655,431)     (1,229,082)       (5,509,534)   (5,662,321)       (361,047)         (502,273)
--------------- ---------------- ---------------- --------------- --------------- -------------- -------------- -----------------
   (1,021,141)       (1,575,051)      (160,197)     (1,366,775)         (317,507)   (1,111,274)       (372,463)         (477,923)
--------------- ---------------- ---------------- --------------- --------------- -------------- -------------- -----------------
     (124,499)       (3,740,661)     2,441,394      (5,928,689)       34,009,947   (53,622,963)        251,988        (1,415,152)
    4,534,181         8,274,842      4,935,515      10,864,204        45,301,896    98,924,859       2,201,304         3,616,456
--------------- ---------------- ---------------- --------------- --------------- -------------- -------------- -----------------
$   4,409,682   $     4,534,181  $   7,376,909    $  4,935,515    $   79,311,843  $ 45,301,896    $  2,453,292   $     2,201,304
=============== ================ ================ =============== =============== ============== ============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                     LMPVET BATTERYMARCH VARIABLE     LMPVET CLEARBRIDGE VARIABLE
                                           JANUS ASPEN WORLDWIDE                    GLOBAL EQUITY           EQUITY INCOME BUILDER
                                                      SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                                    ------------------------------- -------------------------------- -------------------------------
                                           2009             2008            2009             2008           2009             2008
                                    -------------- ---------------- --------------- ---------------- -------------- ----------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)          $ 6,345    $    (103,705)    $   424,285     $ (1,125,784)   $  1,602,729   $   (1,938,875)
  Net realized gains (losses)           (75,022)       4,444,624      (3,836,943)       6,324,271     (14,524,548)      (8,947,363)
  Change in unrealized gains
     (losses) on investments            381,968       (6,683,395)      9,668,932      (35,987,482)      36,785,072     (71,866,879)
                                    -------------- ---------------- --------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations                  313,291       (2,342,476)      6,256,274      (30,788,995)      23,863,253     (82,753,117)
                                    -------------- ---------------- --------------- ---------------- -------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               121,118          193,865          25,154          192,764          768,503       1,979,925
  Net transfers (including
     fixed account)                     (79,484)     (23,767,018)     (1,868,570)      (4,116,433)      (5,254,861)    (16,389,562)
  Contract charges                         (193)            (153)        (12,237)         (12,186)         (47,584)        (48,397)
  Transfers for contract benefits
     and terminations                  (206,698)      (1,494,294)     (2,935,083)     (10,047,512)     (13,628,806)    (27,085,025)
                                    -------------- ---------------- --------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions           (165,257)     (25,067,600)     (4,790,736)     (13,983,367)     (18,162,748)    (41,543,059)
                                    -------------- ---------------- --------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets                    148,034      (27,410,076)      1,465,538      (44,772,362)       5,700,505    (124,296,176)
NET ASSETS:
  Beginning of year                     933,270       28,343,346      37,811,490       82,583,852      131,469,976     255,766,152
                                    -------------- ---------------- --------------- ---------------- -------------- ----------------
  End of year                       $ 1,081,304      $   933,270     $39,277,028     $ 37,811,490     $137,170,481   $ 131,469,976
                                    ============== ================ =============== ================ ============== ================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

    LMPVET CLEARBRIDGE VARIABLE        LMPVET CLEARBRIDGE VARIABLE     LMPVET CLEARBRIDGE VARIABLE    LMPVET CLEARBRIDGE VARIABLE
              AGGRESSIVE GROWTH                       APPRECIATION                         CAPITAL              DIVIDEND STRATEGY
                     SUBACCOUNT                         SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
---------------------------------- ------------------------------- -------------------------------- --------------------------------
           2009            2008               2009          2008              2009          2008              2009           2008
------------------ --------------- ---------------- -------------- ---------------- --------------- ----------------- --------------
$ (7,051,093)      $(10,682,078)     $   2,090,272 $  (2,640,096)  $    (1,344,358) $ (3,119,209)      $   139,711    $   603,598
    (17,861,687)      6,981,186        (30,028,463)   22,333,532       (12,702,092)   29,866,607        (2,302,035)    (1,314,142)
    149,132,490    (321,052,738)       106,224,694  (238,791,753)       46,179,122  (107,121,597)        8,948,351    (17,573,568)
------------------ --------------- ---------------- -------------- ---------------- --------------- ----------------- --------------
    124,219,710    (324,753,630)        78,286,503  (219,098,317)       32,132,672   (80,374,199)        6,786,027    (18,284,112)
------------------ --------------- ---------------- -------------- ---------------- --------------- ----------------- --------------
      5,542,412       8,925,401          2,600,191     4,365,406             8,676        80,293           219,993        390,250
    (20,163,235)    (42,347,744)       (11,998,752)  (48,805,811)       (6,336,360)  (18,356,010)         (933,717)    (3,081,498)
       (371,456)       (415,120)          (342,983)     (391,070)          (35,240)      (36,590)          (35,116)       (39,155)
    (51,924,996)    (85,476,209)       (58,044,381)  (97,667,163)      (10,767,950)  (27,850,590)       (4,884,975)    (8,066,270)
------------------ --------------- ---------------- -------------- ---------------- --------------- ----------------- --------------
    (66,917,275)   (119,313,672)       (67,785,925) (142,498,638)      (17,130,874)  (46,162,897)       (5,633,815)   (10,796,673)
------------------ --------------- ---------------- -------------- ---------------- --------------- ----------------- --------------
     57,302,435    (444,067,302)        10,500,578  (361,596,955)       15,001,798  (126,537,096)        1,152,212    (29,080,785)
    428,934,280     873,001,582        453,131,027   814,727,982        95,061,000   221,598,096        38,759,544     67,840,329
------------------ --------------- ---------------- -------------- ---------------- --------------- ----------------- --------------
$   486,236,715    $428,934,280    $   463,631,605  $453,131,027   $   110,062,798  $ 95,061,000    $   39,911,756    $38,759,544
================== =============== ================ ============== ================ =============== ================= ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                   LMPVET CLEARBRIDGE VARIABLE       LMPVET CLEARBRIDGE VARIABLE     LMPVET CLEARBRIDGE VARIABLE
                                             FUNDAMENTAL VALUE                         INVESTORS                LARGE CAP GROWTH
                                                    SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT
                              ----------------------------------- --------------------------------- -------------------------------
                                       2009               2008             2009             2008           2009             2008
                              ---------------- ------------------ ---------------- ---------------- -------------- ----------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income
 (loss)                        $ (1,084,649)     $     146,583    $     685,081     $   (591,328)   $(1,701,740)    $ (2,434,388)
  Net realized gains (losses)   (34,264,282)       (14,805,483)     (14,240,352)      (1,502,162)    (4,162,966)          88,318
  Change in unrealized gains
     (losses) on investments    144,706,434       (286,063,407)      46,249,821     (105,245,206)    47,784,748      (76,817,254)
                              ---------------- ------------------ ---------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets
       resulting
       from operations          109,357,503       (300,722,307)      32,694,550     (107,338,696)    41,920,042      (79,163,324)
                              ---------------- ------------------ ---------------- ---------------- -------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners         5,068,079          8,621,864        1,516,788        2,488,133        969,736        1,798,240
  Net transfers (including
     fixed account)             (20,340,485)       (48,654,348)      (5,165,234)     (16,377,761)    (5,377,553)     (12,440,014)
  Contract charges                 (295,178)          (319,653)        (113,847)        (129,821)       (63,731)         (68,335)
  Transfers for contract
     benefits
     and terminations           (56,687,701)      (100,575,463)     (22,376,338)     (43,469,753)   (15,160,894)     (28,733,323)
                              ---------------- ------------------ ---------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets
       resulting
       from
       contract transactions    (72,255,285)      (140,927,600)     (26,138,631)     (57,489,202)   (19,632,442)     (39,443,432)
                              ---------------- ------------------ ---------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets             37,102,218       (441,649,907)       6,555,919     (164,827,898)    22,287,600     (118,606,756)
NET ASSETS:
  Beginning of year             457,409,846        899,059,753      166,124,166      330,952,064    115,654,875      234,261,631
                              ---------------- ------------------ ---------------- ---------------- -------------- ----------------
  End of year                 $ 494,512,064    $   457,409,846    $ 172,680,085    $ 166,124,166    $137,942,475    $115,654,875
                              ================ ================== ================ ================ ============== ================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

  LMPVET CLEARBRIDGE VARIABLE    LMPVET CLEARBRIDGE VARIABLE    LMPVET GLOBAL CURRENTS VARIABLE  LMPVET INVESTMENT COUNSEL VARIABLE
                 MID CAP CORE               SMALL CAP GROWTH  INTERNATIONAL ALL CAP OPPORTUNITY                    SOCIAL AWARENESS
                   SUBACCOUNT                     SUBACCOUNT                         SUBACCOUNT                          SUBACCOUNT
------------------------------- ------------------------------ --------------------------------- ----------------------------------
          2009          2008              2009         2008              2009             2008            2009                2008
---------------- ------------- --------------- -------------- --------------- ----------------- ----------------- -----------------
 $    (712,816)   $ (1,269,715)  $    (983,278) $ (1,455,340)   $    (124,738) $       590,857   $     102,706     $       342,811
    (4,817,934)     (3,753,382)     (4,191,230)    1,045,510      (12,308,346)     (12,209,484)     (1,676,548)           (938,481)
    22,148,353     (29,132,186)     25,432,378   (40,484,444)      28,306,410      (44,954,847)     11,411,988         (18,204,899)
---------------- ------------- --------------- -------------- --------------- ----------------- ----------------- -----------------
    16,617,603     (34,155,283)     20,257,870   (40,894,274)      15,873,326      (56,573,474)      9,838,146         (18,800,569)
---------------- ------------- --------------- -------------- --------------- ----------------- ----------------- -----------------
       181,097         404,885         972,776     1,401,801        1,013,444        1,703,924       1,664,098           2,435,962
    (2,694,717)     (6,563,468)       (254,063)   (6,153,396)      (1,310,696)      (3,537,285)     (1,318,402)         (1,913,333)
       (32,020)        (35,978)        (30,235)      (33,507)         (67,770)         (75,243)        (53,521)            (57,222)
    (6,750,987)    (11,479,223)     (6,371,456)  (11,268,492)      (8,020,793)     (16,060,554)     (4,566,254)         (6,794,422)
---------------- ------------- --------------- -------------- --------------- ----------------- ----------------- -----------------
    (9,296,627)    (17,673,784)     (5,682,978)  (16,053,594)      (8,385,815)     (17,969,158)     (4,274,079)         (6,329,015)
---------------- ------------- --------------- -------------- --------------- ----------------- ----------------- -----------------
     7,320,976     (51,829,067)     14,574,892   (56,947,868)       7,487,511      (74,542,632)      5,564,067         (25,129,584)
    55,520,897     107,349,964      53,919,156   110,867,024       65,489,475      140,032,107      50,092,116          75,221,700
---------------- ------------- --------------- -------------- --------------- ----------------- ----------------- -----------------
$   62,841,873    $ 55,520,897   $  68,494,048  $ 53,919,156    $  72,976,986   $   65,489,475   $  55,656,183     $    50,092,116
================ ============= =============== ============== =============== ================= ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                              LMPVET LIFESTYLE ALLOCATION 50%      LMPVET LIFESTYLE ALLOCATION 70%   LMPVET LIFESTYLE ALLOCATION 85%
                                                   SUBACCOUNT                           SUBACCOUNT                        SUBACCOUNT
                              ------------------------------- ------- ------------------------------ -------------------------------
                                       2009              2008                 2009           2008          2009                2008
                              ---------------- --------------         -------------- --------------- ------------ ------------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income
 (loss)                        $  3,307,936         $    2,479,250     $ 1,055,046    $   643,117    $   273,649      $     101,157
  Net realized gains (losses)    (6,644,148)               512,059      (3,894,622)    (2,801,886)    (2,712,191)        (1,546,513)
  Change in unrealized gains
     (losses) on investments     28,756,003            (47,437,354)     16,767,233    (25,721,491)    10,599,302        (19,093,660)
                              ---------------- ---------------------- -------------- --------------- ------------ ------------------
     Net increase (decrease)
       in net assets
       resulting
       from operations           25,419,791            (44,446,045)     13,927,657    (27,880,260)     8,160,760        (20,539,016)
                              ---------------- ---------------------- -------------- --------------- ------------ ------------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners           421,353                556,869         404,966        745,232        223,317            544,794
  Net transfers (including
     fixed account)              (2,074,026)            (3,284,578)       (878,539)    (1,094,099)      (918,880)           156,260
  Contract charges                  (71,612)               (85,586)        (64,159)       (73,518)       (47,938)           (55,245)
  Transfers for contract
     benefits
     and terminations           (17,826,389)           (26,535,523)     (7,039,118)   (12,414,104)    (3,591,201)        (8,089,907)
                              ---------------- ---------------------- -------------- --------------- ------------ ------------------
     Net increase (decrease)
       in net assets
       resulting from
       contract transactions    (19,550,674)           (29,348,818)     (7,576,850)   (12,836,489)    (4,334,702)        (7,444,098)
                              ---------------- ---------------------- -------------- --------------- ------------ ------------------
     Net increase (decrease)
       in net assets              5,869,117            (73,794,863)      6,350,807    (40,716,749)     3,826,058        (27,983,114)
NET ASSETS:
  Beginning of year              98,139,570            171,934,433      50,738,235     91,454,984     30,330,127         58,313,241
                              ---------------- ---------------------- -------------- --------------- ------------ ------------------
  End of year                  $104,008,687         $   98,139,570     $57,089,042    $50,738,235    $34,156,185       $ 30,330,127
                              ================ ====================== =============  =============== ============ ==================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

LMPVIT WESTERN ASSET VARIABLE  LMPVIT WESTERN ASSET VARIABLE    LMPVIT WESTERN ASSET VARIABLE      LMPVIT WESTERN ASSET VARIABLE
       ADJUSTABLE RATE INCOME   DIVERSIFIED STRATEGIC INCOME           GLOBAL HIGH YIELD BOND                        HIGH INCOME
                   SUBACCOUNT                     SUBACCOUNT                       SUBACCOUNT                         SUBACCOUNT
------------------------------ -------------------------------- -------------------------------- --------------------------------
          2009         2008              2009           2008              2009           2008               2009          2008
--------------- -------------- ----------------- -------------- ----------------- -------------- ---------------- ---------------
     $ 1,689    $   617,188     $   1,187,313    $ 1,805,621     $   1,101,593    $ 1,256,829     $   12,878,981  $ 14,780,997
    (1,237,717)  (1,744,008)       (1,650,498)    (2,437,742)       (1,124,277)      (759,385)       (13,761,983)  (14,694,020)
     3,615,554   (4,846,224)        6,040,840     (6,518,920)        5,223,839     (5,842,294)        60,394,730   (57,188,572)
--------------- -------------- ----------------- -------------- ----------------- -------------- ---------------- ---------------
     2,379,526   (5,973,044)        5,577,655     (7,151,041)        5,201,155     (5,344,850)        59,511,728   (57,101,595)
--------------- -------------- ----------------- -------------- ----------------- -------------- ---------------- ---------------
       146,166      297,371            31,283          2,520            17,424         21,255            492,931     1,057,627
       509,089   (2,718,587)       (1,415,849)    (2,221,054)        1,163,720       (836,592)        (6,744,472)  (14,809,942)
        (4,710)      (5,004)           (9,247)        (9,538)           (2,558)        (2,481)           (61,218)      (63,309)
    (2,419,377)  (5,203,533)       (4,505,429)    (9,758,886)       (1,935,342)    (2,023,159)       (17,104,190)  (29,348,192)
--------------- -------------- ----------------- -------------- ----------------- -------------- ---------------- ---------------
    (1,768,832)  (7,629,753)       (5,899,242)   (11,986,958)         (756,756)    (2,840,977)       (23,416,949)  (43,163,816)
--------------- -------------- ----------------- -------------- ----------------- -------------- ---------------- ---------------
       610,694  (13,602,797)         (321,587)   (19,137,999)        4,444,399     (8,185,827)        36,094,779  (100,265,411)
    16,918,729   30,521,526        34,921,049     54,059,048        10,450,813     18,636,640        115,143,440   215,408,851
--------------- -------------- ----------------- -------------- ----------------- -------------- ---------------- ---------------
$ 17,529,423    $16,918,729      $ 34,599,462    $34,921,049     $  14,895,212    $10,450,813     $ 151,238,219   $115,143,440
=============== ============== ================= ============== ================= ============== ================ ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                  LMPVIT WESTERN ASSET VARIABLE    LMPVIT WESTERN ASSET VARIABLE    MIST AMERICAN FUNDS BALANCED
                                                   MONEY MARKET                   STRATEGIC BOND        ALLOCATION
                                                     SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                               ----------------------------------- -------------------------------- -------------------------------
                                        2009               2008            2009             2008       2009              2008 (a)
                               ---------------- ------------------ --------------- ---------------- ------------- -----------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)  $ (4,222,346)     $   2,377,684    $    859,256     $  1,569,046    $  (3,537)          $  11,203
  Net realized gains (losses)             --                 --      (1,100,885)      (1,709,334)      (2,084)              (2,050)
  Change in unrealized gains
     (losses) on investments              --                 --       5,935,050       (7,636,352)     160,261              (53,327)
                               ---------------- ------------------ --------------- ---------------- ------------- -----------------
     Net increase (decrease)
       in net assets resulting
       from operations            (4,222,346)         2,377,684       5,693,421       (7,776,640)     154,640              (44,174)
                               ---------------- ------------------ --------------- ---------------- ------------- -----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners          2,955,932          5,878,809           7,220           74,985      320,557              153,405
  Net transfers (including
     fixed account)                5,762,379        232,037,321       2,613,984       (2,873,419)     197,687              222,951
  Contract charges                   (95,517)           (72,944)         (4,939)          (4,566)        (224)                  --
  Transfers for contract
     benefits
     and terminations           (106,871,806)      (134,617,023)     (4,288,148)      (5,118,590)     (31,577)              (7,206)
                               ---------------- ------------------ --------------- ---------------- ------------- -----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions              (98,249,015)       103,226,163      (1,671,883)      (7,921,590)     486,443              369,150
                               ---------------- ------------------ --------------- ---------------- ------------- -----------------
     Net increase (decrease)
       in net assets            (102,471,361)       105,603,847       4,021,538      (15,698,230)     641,083              324,976
NET ASSETS:
  Beginning of year              338,022,005        232,418,158      30,221,472       45,919,702      324,976                   --
                               ---------------- ------------------ --------------- ---------------- ------------- -----------------
  End of year                  $ 235,550,647    $   338,022,005    $ 34,243,010     $ 30,221,472    $ 966,059            $ 324,976
                               ================ ================== =============== ================ ========== ====================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

MIST AMERICAN FUNDS GROWTH    MIST AMERICAN FUNDS MODERATE       MIST BATTERYMARCH GROWTH AND
                ALLOCATION                      ALLOCATION                             INCOME         MIST BLACKROCK HIGH YIELD
                SUBACCOUNT                      SUBACCOUNT                         SUBACCOUNT                        SUBACCOUNT
----------------------------- ------------------------------- ---------------------------------- ---------------------------------
       2009        2008 (a)          2009          2008 (a)              2009            2008               2009           2008
-------------- -------------- -------------- ---------------- ------------------ --------------- ------------------ --------------
$    (2,701)      $  9,580    $    (1,999)   $       3,334    $     2,451,214    $    869,227    $     3,942,494    $ 6,246,964
     (3,419)        (1,143)           257              (33)       (16,872,998)     37,057,822         (3,320,122)    (4,075,599)
    142,000        (70,650)        60,785          (20,669)        58,842,052    (192,954,457)        33,546,583    (30,512,042)
-------------- -------------- -------------- ---------------- ------------------ --------------- ------------------ --------------
    135,880        (62,213)        59,043          (17,368)        44,420,268    (155,027,408)        34,168,955    (28,340,677)
-------------- -------------- -------------- ---------------- ------------------ --------------- ------------------ --------------
    304,211         89,672        154,163           64,926          4,446,298       7,429,266          2,835,110      3,263,835
    100,506        210,873        325,211           50,616         (6,613,857)    (14,248,935)         2,735,589     (2,251,185)
       (203)            --           (338)              --           (223,627)       (255,637)           (50,803)       (49,656)
    (38,467)        (7,251)        (8,618)             559        (19,408,271)    (39,080,820)       (11,868,622)   (15,406,466)
-------------- -------------- -------------- ---------------- ------------------ --------------- ------------------ --------------
    366,047        293,294        470,418          116,101        (21,799,457)    (46,156,126)        (6,348,726)   (14,443,472)
-------------- -------------- -------------- ---------------- ------------------ --------------- ------------------ --------------
    501,927        231,081        529,461           98,733         22,620,811    (201,183,534)        27,820,229    (42,784,149)
    231,081             --         98,733               --        239,145,150     440,328,684         78,057,547    120,841,696
-------------- -------------- -------------- ---------------- ------------------ --------------- ------------------ --------------
$ 733,008         $231,081    $ 628,194      $      98,733    $ 261,765,961      $239,145,150    $   105,877,776    $ 78,057,547
============== ============== ============== ================ ================== =============== ================== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                MIST BLACKROCK LARGE CAP CORE    MIST CLARION GLOBAL REAL ESTATE    MIST DREMAN SMALL CAP VALUE
                                                   SUBACCOUNT                         SUBACCOUNT                     SUBACCOUNT
                               --------------------------------- ---------------------------------- ------------------------------
                                       2009              2008            2009               2008          2009             2008
                               --------------- ----------------- --------------- ------------------ ------------- ----------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)    $ (68,789)    $    (748,568)   $  1,357,013    $       506,749    $    (88,882)  $     (114,441)
  Net realized gains (losses)    (5,945,472)         (737,377)    (12,691,428)           203,798        (912,364)        (200,681)
  Change in unrealized gains
     (losses) on investments     14,317,076       (34,965,394)     33,247,888        (53,984,766)      3,949,380       (3,531,575)
                               --------------- ----------------- --------------- ------------------ ------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations            8,302,815       (36,451,339)     21,913,473        (53,274,219)      2,948,134       (3,846,697)
                               --------------- ----------------- --------------- ------------------ ------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners           588,063           774,078       3,165,013          3,968,299         442,189          582,257
  Net transfers (including
     fixed account)                (220,275)       (1,651,178)       (504,030)        (7,748,575)        705,191        1,842,423
  Contract charges                  (53,613)          (63,318)        (39,919)           (43,112)         (4,125)          (3,876)
  Transfers for contract
     benefits
     and terminations            (6,306,936)      (12,654,876)     (8,466,907)       (15,024,743)     (1,232,508)      (1,064,845)
                               --------------- ----------------- --------------- ------------------ ------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from
       contract transactions     (5,992,761)      (13,595,294)     (5,845,843)       (18,848,131)        (89,253)       1,355,959
                               --------------- ----------------- --------------- ------------------ ------------- ----------------
     Net increase (decrease)
       in net assets              2,310,054       (50,046,633)     16,067,630        (72,122,350)      2,858,881       (2,490,738)
NET ASSETS:
  Beginning of year              54,264,589       104,311,222      68,580,445        140,702,795      10,817,418       13,308,156
                               --------------- ----------------- --------------- ------------------ ------------- ----------------
  End of year                  $ 56,574,643    $   54,264,589    $ 84,648,075    $    68,580,445    $ 13,676,299     $ 10,817,418
                               =============== ================= =============== ================== ============= ================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                  MIST HARRIS                                                                        MIST LEGG MASON PARTNERS
        OAKMARK INTERNATIONAL                   MIST JANUS FORTY              MIST LAZARD MID CAP           AGGRESSIVE GROWTH
                   SUBACCOUNT                         SUBACCOUNT                       SUBACCOUNT                  SUBACCOUNT
-------------------------------- ---------------------------------- -------------------------------- -------------- ------------
          2009           2008               2009            2008              2009           2008           2009      2008 (a)
----------------- -------------- ------------------ --------------- ----------------- -------------- -------------- ------------
 $ 4,682,379      $   360,106    $    (6,405,206)   $ 34,636,207      $    (39,120)   $  (964,192)   $      (556)   $     (69)
   (10,091,158)     6,710,521        (19,418,471)     10,335,932        (5,453,218)    (2,842,032)        11,965           (9)
    36,479,104    (56,193,090)       209,631,483    (393,691,219)       29,578,070    (40,689,078)        35,410       (6,904)
----------------- -------------- ------------------ --------------- ----------------- -------------- -------------- ------------
    31,070,325    (49,122,463)       183,807,806    (348,719,080)       24,085,732    (44,495,302)        46,819       (6,982)
----------------- -------------- ------------------ --------------- ----------------- -------------- -------------- ------------
     1,113,251      2,006,867         21,551,964      31,620,247         2,613,232      2,696,382         32,362       36,113
    (1,017,156)    (5,702,394)          (426,999)        129,273        (1,741,861)   117,636,546         13,680       24,200
       (26,663)       (23,819)          (529,803)       (578,393)          (51,613)       (53,045)           (29)          --
    (7,306,904)   (14,954,222)       (42,839,362)    (71,609,168)       (7,477,909)    (9,538,218)        (6,822)        (685)
----------------- -------------- ------------------ --------------- ----------------- -------------- -------------- ------------
    (7,237,472)   (18,673,568)       (22,244,200)    (40,438,041)       (6,658,151)   110,741,665         39,191       59,628
----------------- -------------- ------------------ --------------- ----------------- -------------- -------------- ------------
    23,832,853    (67,796,031)       161,563,606    (389,157,121)       17,427,581     66,246,363         86,010       52,646
    62,788,056    130,584,087        456,343,114     845,500,235        72,983,686      6,737,323         52,646           --
----------------- -------------- ------------------ --------------- ----------------- -------------- -------------- ------------
$ 86,620,909      $62,788,056    $   617,906,720    $456,343,114    $   90,411,267    $72,983,686    $   138,656    $  52,646
================= ============== ================== =============== ================= ============== ============== ============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                         MIST LOOMIS SAYLES GLOBAL         MIST LORD ABBETT BOND
                                    MIST LEGG MASON VALUE EQUITY                           MARKETS                     DEBENTURE
                                                      SUBACCOUNT                        SUBACCOUNT                    SUBACCOUNT
                                    ------------------------------- --------------------------------- -----------------------------
                                           2009             2008             2009             2008          2009            2008
                                    -------------- ---------------- ---------------- ---------------- ------------- ---------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ (7,487)   $    (106,758)   $   1,720,677    $   7,348,205   $ 3,916,408     $ 2,303,361
  Net realized gains (losses)        (1,301,245)        (255,490)      (5,651,441)       8,455,484    (1,636,650)       (419,048)
  Change in unrealized gains
     (losses) on investments          2,481,916       (3,716,890)      51,705,781     (108,312,444)   16,963,593     (17,926,208)
                                    -------------- ---------------- ---------------- ---------------- ------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                1,173,184       (4,079,138)      47,775,017      (92,508,755)   19,243,351     (16,041,895)
                                    -------------- ---------------- ---------------- ---------------- ------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                37,584           24,523        5,841,713        9,718,553       452,683         980,959
  Net transfers (including
     fixed account)                     186,327          800,980       (4,332,251)     (10,090,938)    2,278,449        (647,421)
  Contract charges                         (603)            (548)        (129,077)        (142,112)      (22,052)        (21,535)
  Transfers for contract benefits
     and terminations                (1,450,175)        (485,053)     (12,276,292)     (20,764,812)   (9,591,221)    (14,440,499)
                                    -------------- ---------------- ---------------- ---------------- ------------- ---------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions         (1,226,867)         339,902      (10,895,907)     (21,279,309)   (6,882,141)    (14,128,496)
                                    -------------- ---------------- ---------------- ---------------- ------------- ---------------
     Net increase (decrease)
       in net assets                    (53,683)      (3,739,236)      36,879,110     (113,788,064)   12,361,210     (30,170,391)
NET ASSETS:
  Beginning of year                   4,349,147        8,088,383      129,910,023      243,698,087    58,397,632      88,568,023
                                    -------------- ---------------- ---------------- ---------------- ------------- ---------------
  End of year                       $ 4,295,464    $   4,349,147    $ 166,789,133    $ 129,910,023    $70,758,842    $58,397,632
                                    ============== ================ ================ ================ ============= ===============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

    MIST LORD ABBETT GROWTH AND
                         INCOME MIST LORD ABBETT MID CAP VALUE    MIST MET/AIM SMALL CAP GROWTH    MIST MET/FRANKLIN MUTUAL SHARES
                     SUBACCOUNT                     SUBACCOUNT                       SUBACCOUNT     SUBACCOUNT
------------------------------- --------------------------------- -------------------------------- -------------- -----------------
           2009         2008              2009            2008             2009            2008           2009             2008 (a)
--------------- --------------- ----------------- --------------- ---------------- --------------- -------------- -----------------
    $ 574,143   $   (518,466)   $      130,939    $ (1,019,069)   $    (111,953)   $   (123,380)   $    (6,635)   $          6,490
   (15,335,665)    9,287,273        (8,459,967)      3,511,504         (704,842)        128,558            838              (1,898)
     36,121,241 (103,500,968)       19,719,017     (39,220,051)       2,705,257      (3,655,653)        85,427              (9,000)
--------------- --------------- ----------------- --------------- ---------------- --------------- -------------- -----------------
     21,359,719  (94,732,161)       11,389,989     (36,727,616)       1,888,462      (3,650,475)        79,630              (4,408)
--------------- --------------- ----------------- --------------- ---------------- --------------- -------------- -----------------
      1,651,942    2,812,848           358,828         722,714          224,001         363,342          1,230                  --
    (2,622,078)   (3,690,353)       (1,779,563)     (4,465,340)       1,005,814       2,553,268        214,583             258,422
       (48,861)      (51,334)          (15,016)        (15,297)          (2,760)         (2,737)           (35)                 --
   (15,460,342)  (27,056,746)       (5,007,118)     (9,262,215)        (509,413)       (544,964)       (19,501)                137
--------------- --------------- ----------------- --------------- ---------------- --------------- -------------- -----------------
   (16,479,339)  (27,985,585)       (6,442,869)    (13,020,138)         717,642       2,368,909        196,277             258,559
--------------- --------------- ----------------- --------------- ---------------- --------------- -------------- -----------------
      4,880,380 (122,717,746)        4,947,120     (49,747,754)       2,606,104      (1,281,566)       275,907             254,151
    145,054,521  267,772,267        51,848,646     101,596,400        5,665,418       6,946,984        254,151                  --
--------------- --------------- ----------------- --------------- ---------------- --------------- -------------- -----------------
$ 149,934,901   $145,054,521    $   56,795,766    $ 51,848,646    $   8,271,522    $  5,665,418    $   530,058    $         254,151
=============== =============== ================= =============== ================ =============== ============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                         MIST METLIFE    MIST METLIFE         MIST METLIFE         MIST MFS EMERGING MARKETS
                                    BALANCED STRATEGY GROWTH STRATEGY    MODERATE STRATEGY                            EQUITY
                                           SUBACCOUNT      SUBACCOUNT           SUBACCOUNT                        SUBACCOUNT
                                    ----------------- --------------- -------------------- ---------------------------------
                                           2009 (c)        2009 (c)             2009 (c)          2009               2008
                                    ----------------- --------------- -------------------- -------------- ------------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $    (301,342)   $   (287,582)   $        (183,314)   $     (9,356)        $ (721,578)
  Net realized gains (losses)              237,772         251,517              179,733      (9,293,010)          (497,728)
  Change in unrealized gains
     (losses) on investments             4,710,288       5,018,238            2,565,637      51,948,455        (73,587,241)
                                    ----------------- --------------- -------------------- -------------- ------------------
     Net increase (decrease)
       in net assets resulting
       from operations                   4,646,718       4,982,173            2,562,056      42,646,089        (74,806,547)
                                    ----------------- --------------- -------------------- -------------- ------------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                   27,807          38,042              229,967         344,509          1,133,641
  Net transfers (including
     fixed account)                     20,779,948      19,240,050           12,075,665       2,379,869         84,954,513
  Contract charges                          (7,434)         (7,208)              (5,082)        (23,252)           (19,897)
  Transfers for contract benefits
     and terminations                   (1,181,757)       (902,598)            (444,565)     (8,374,122)       (11,582,681)
                                    ----------------- --------------- -------------------- -------------- ------------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions            19,618,564      18,368,286           11,855,985      (5,672,996)        74,485,576
                                    ----------------- --------------- -------------------- -------------- ------------------
     Net increase (decrease)
       in net assets                    24,265,282      23,350,459           14,418,041      36,973,093           (320,971)
NET ASSETS:
  Beginning of year                             --              --                   --      69,356,966         69,677,937
                                    ----------------- --------------- -------------------- -------------- ------------------
  End of year                       $   24,265,282    $23,350,459     $      14,418,041    $106,330,059       $ 69,356,966
                                    ================= =============== ==================== ============== ==================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                        MIST OPPENHEIMER CAPITAL   MIST PIMCO INFLATION PROTECTED
MIST MFS RESEARCH INTERNATIONAL                     APPRECIATION                             BOND          MIST PIMCO TOTAL RETURN
                     SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
-------------------------------- --------------------------------- --------------------------------- ------------------------------
          2009            2008              2009           2008               2009           2008               2009          2008
---------------- --------------- ----------------- --------------- ------------------ -------------- ------------------ -----------
 $ 1,013,029     $     (49,444)  $    (3,650,583) $  (2,603,878)   $     1,944,386    $ 1,999,870    $    (3,435,834)   $  379,105
   (10,563,967)      2,404,190       (15,735,907)    (2,534,553)           (65,519)        67,398          3,482,044       335,639
    27,743,824     (56,604,872)      125,727,403   (207,510,855)        12,384,689    (12,342,340)        46,874,754    (1,309,807)
---------------- --------------- ----------------- --------------- ------------------ -------------- ------------------ -----------
    18,192,886     (54,250,126)      106,340,913   (212,649,286)        14,263,556    (10,275,072)        46,920,964      (595,063)
---------------- --------------- ----------------- --------------- ------------------ -------------- ------------------ -----------
     1,173,880       2,064,377        11,807,411     11,715,054          1,973,077      1,744,128          5,074,691       209,761
    (1,790,513)     28,536,374        (5,621,823)   458,413,613         11,450,930     25,682,744        417,280,463     6,769,412
       (25,292)        (25,361)         (331,667)      (365,437)           (29,677)       (25,206)          (109,662)       (2,178)
    (7,634,744)    (10,612,912)      (22,675,479)   (25,668,464)       (12,545,627)   (13,650,899)       (54,406,078)   (2,986,989)
---------------- --------------- ----------------- --------------- ------------------ -------------- ------------------ -----------
    (8,276,669)     19,962,478       (16,821,558)   444,094,766            848,703     13,750,767        367,839,414     3,990,006
---------------- --------------- ----------------- --------------- ------------------ -------------- ------------------ -----------
     9,916,217     (34,287,648)       89,519,355    231,445,480         15,112,259      3,475,695        414,760,378     3,394,943
    68,048,654     102,336,302       261,896,842     30,451,362         89,827,203     86,351,508         22,251,150    18,856,207
---------------- --------------- ----------------- --------------- ------------------ -------------- ------------------ -----------
$ 77,964,871     $  68,048,654   $ 351,416,197     $261,896,842    $   104,939,462    $89,827,203    $   437,011,528    $22,251,150
================ =============== ================= =============== ================== ============== ================== ===========

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                                                             MIST SSGA GROWTH AND
                                              MIST PIONEER FUND     MIST PIONEER STRATEGIC INCOME                      INCOME ETF
                                                     SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT
                                 --------------------------------- --------------------------------- -------------------------------
                                         2009              2008             2009             2008           2009             2008
                                 --------------- ----------------- ---------------- ---------------- -------------- ----------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)     $ (139,756)     $    (87,006)     $ 5,733,211     $  9,535,930    $    992,384   $      906,619
  Net realized gains (losses)        (620,443)         (238,413)        (188,988)      (1,938,011)     (2,255,281)       2,866,731
  Change in unrealized gains
     (losses) on investments       10,674,334        (9,816,853)      50,068,119      (31,195,525)     24,831,651      (44,648,567)
                                 --------------- ----------------- ---------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations              9,914,135       (10,142,272)      55,612,342      (23,597,606)     23,568,754      (40,875,217)
                                 --------------- ----------------- ---------------- ---------------- -------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             730,485           991,484        3,025,381        3,581,237       5,625,107        8,882,895
  Net transfers (including
     fixed account)                23,026,848          (990,274)      60,557,349       13,389,090      (4,402,096)      (8,791,168)
  Contract charges                    (30,183)          (17,060)         (73,100)         (50,472)       (195,538)        (218,764)
  Transfers for contract
     benefits
     and terminations              (3,865,309)       (3,330,523)     (25,602,384)     (24,422,789)    (11,908,112)     (16,649,019)
                                 --------------- ----------------- ---------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from
       contract transactions       19,861,841        (3,346,373)      37,907,246       (7,502,934)    (10,880,639)     (16,776,056)
                                 --------------- ----------------- ---------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets               29,775,976       (13,488,645)      93,519,588      (31,100,540)     12,688,115      (57,651,273)
NET ASSETS:
  Beginning of year                18,839,100        32,327,745      156,083,247      187,183,787     109,653,164      167,304,437
                                 --------------- ----------------- ---------------- ---------------- -------------- ----------------
  End of year                    $ 48,615,076    $   18,839,100    $ 249,602,835    $ 156,083,247    $122,341,279    $ 109,653,164
                                 =============== ================= ================ ================ ============== ================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                  MIST T. ROWE PRICE MID CAP                                                 MIST TURNER MID CAP
          MIST SSGA GROWTH ETF                       GROWTH     MIST THIRD AVENUE SMALL CAP VALUE                         GROWTH
                    SUBACCOUNT                   SUBACCOUNT                            SUBACCOUNT                     SUBACCOUNT
--------------------------------- ----------------------------- ------------------------------------ ------------------------------
           2009           2008             2009      2008 (a)              2009              2008             2009       2008 (a)
------------------ -------------- ---------------- ------------ ------------------ ----------------- ---------------- -------------
    $ 876,544      $    503,190     $    (31,486)   $ (18,381)   $      (509,689)   $   (1,533,128)    $    (53,083)   $  (49,738)
     (2,989,223)      3,199,635         (127,441)     (43,931)       (10,222,037)        4,093,317         (363,716)     (135,578)
     34,332,000     (69,119,633)         748,484     (583,520)        40,735,191       (64,026,673)       1,412,188    (1,830,916)
------------------ -------------- ---------------- ------------ ------------------ ----------------- ---------------- -------------
     32,219,321     (65,416,808)         589,557     (645,832)        30,003,465       (61,466,484)         995,389    (2,016,232)
------------------ -------------- ---------------- ------------ ------------------ ----------------- ---------------- -------------
      9,285,810      16,289,863           71,177        2,147          5,154,111         8,015,346            9,364        14,897
     (6,955,257)    (16,721,992)         925,351    1,744,086         (5,074,616)      (19,084,521)         (14,949)    4,570,829
       (236,972)       (265,768)            (505)        (380)           (89,548)         (100,008)          (1,046)       (1,103)
     (9,446,385)    (13,154,590)        (110,975)     (38,360)       (12,549,405)      (19,079,001)        (201,507)     (237,309)
------------------ -------------- ---------------- ------------ ------------------ ----------------- ---------------- -------------
     (7,352,804)    (13,852,487)         885,048    1,707,493        (12,559,458)      (30,248,184)        (208,138)    4,347,314
------------------ -------------- ---------------- ------------ ------------------ ----------------- ---------------- -------------
     24,866,517     (79,269,295)       1,474,605    1,061,661         17,444,007       (91,714,668)         787,251     2,331,082
    123,461,622     202,730,917        1,061,661           --        132,190,608       223,905,276        2,331,082            --
------------------ -------------- ---------------- ------------ ------------------ ----------------- ---------------- -------------
$ 148,328,139      $123,461,622    $   2,536,266   $1,061,661    $   149,634,615   $   132,190,608    $   3,118,333   $ 2,331,082
================== ============== ================ ============ ================== ================= ================ =============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                           MIST VAN KAMPEN MID CAP     MORGAN STANLEY CAPITAL
                                          MIST VAN KAMPEN COMSTOCK                          GROWTH              OPPORTUNITIES
                                                        SUBACCOUNT                      SUBACCOUNT                 SUBACCOUNT
                                    ----------------------------------- ------------------------------- --------------------------
                                             2009             2008            2009            2008         2009          2008
                                    ----------------   ---------------- --------------- --------------- ------------ -------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ (2,508,082)       $ 2,487        $  (276,970)     $  (209,542)     $   (20,730) $   (28,978)
  Net realized gains (losses)           3,522,859          (45,580)      (1,381,216)        (805,959)          (3,174)      66,520
  Change in unrealized gains
     (losses) on investments           55,307,087         (319,346)       8,351,445      (10,201,486)         526,176     (846,778)
                                    ----------------   ---------------- --------------- ---------------  ------------ -------------
     Net increase (decrease)
       in net assets resulting
       from operations                 56,321,864         (362,439)       6,693,259      (11,216,987)         502,272     (809,236)
                                    ----------------   ---------------- --------------- ---------------  ------------ -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 897,453           25,976           59,236           96,526            1,200           --
  Net transfers (including
     fixed account)                   197,759,833         (295,329)         399,825       20,536,961           41,974     (698,591)
  Contract charges                       (120,334)            (207)          (3,622)          (3,271)            (126)        (122)
  Transfers for contract benefits
     and terminations                 (18,470,317)        (135,685)      (1,861,341)      (2,108,366)         (70,086)    (181,769)
                                    ----------------   ---------------- --------------- ---------------  ------------ -------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions          180,066,635         (405,245)      (1,405,902)      18,521,850          (27,038)    (880,482)
                                    ----------------   ---------------- --------------- ---------------  ------------ -------------
     Net increase (decrease)
       in net assets                  236,388,499         (767,684)       5,287,357        7,304,863          475,234   (1,689,718)
NET ASSETS:
  Beginning of year                       648,344        1,416,028       12,604,861        5,299,998          753,390    2,443,108
                                    ----------------   ---------------- --------------- ---------------  ------------ -------------
  End of year                       $ 237,036,843      $   648,344      $17,892,218     $ 12,604,861       $1,228,624 $    753,390
                                    ================   ================ =============== ===============  ============ =============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                               MSF BARCLAYS CAPITAL AGGREGATE                    MSF BLACKROCK
MORGAN STANLEY DIVIDEND GROWTH   MORGAN STANLEY S&P 500 INDEX                      BOND INDEX                AGGRESSIVE GROWTH
                    SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT
-------------------------------- ----------------------------- --------------------------------- ------------------------------
         2009             2008            2009           2008             2009           2008               2009         2008
---------------- --------------- ---------------- ------------ ------------------ -------------- ---------------- -------------
  $    (8,245)   $     (49,874)     $ 30,080      $     9,605    $   6,658,550   $   5,127,410    $   (1,460,494) $ (2,320,904)
      (41,581)          11,587        (110,424)        14,702          117,524        (137,346)       (5,561,733)     (583,784)
      498,780       (1,265,207)      1,433,544     (3,665,149)      (1,818,067)      1,373,510        47,151,550  (82,608,125)
---------------- --------------- ---------------- ------------ ------------------ -------------- ---------------- -------------
      448,954       (1,303,494)      1,353,200     (3,640,842)       4,958,007       6,363,574        40,129,323  (85,512,813)
---------------- --------------- ---------------- ------------ ------------------ -------------- ---------------- -------------
          200               --          27,898         21,500        4,759,392       7,011,637         1,007,472    1,680,989
      147,897         (195,144)        209,799        106,124       (4,887,320)     (9,762,625)       (2,001,221)   (5,832,422)
         (257)            (286)         (1,040)          (950)        (109,783)       (110,415)         (100,380)     (114,132)
     (301,578)        (336,166)       (196,050)      (508,939)     (15,526,500)    (21,803,188)      (12,129,817)  (25,496,166)
---------------- --------------- ---------------- ------------ ------------------ -------------- ---------------- -------------
     (153,738)        (531,596)         40,607       (382,265)     (15,764,211)    (24,664,591)      (13,223,946)  (29,761,731)
---------------- --------------- ---------------- ------------ ------------------ -------------- ---------------- -------------
      295,216       (1,835,090)      1,393,807     (4,023,107)     (10,806,204)    (18,301,017)       26,905,377  (115,274,544)
    1,981,211        3,816,301       5,673,311      9,696,418      135,715,355     154,016,372        91,555,768   206,830,312
---------------- --------------- ---------------- ------------ ------------------ -------------- ---------------- -------------
$   2,276,427     $  1,981,211   $   7,067,118    $ 5,673,311  $   124,909,151    $135,715,355    $  118,461,145  $ 91,555,768
================ =============== ================ ============ ================== ============== ================ =============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                    MSF BLACKROCK BOND INCOME         MSF BLACKROCK DIVERSIFIED    MSF BLACKROCK LARGE CAP VALUE
                                                   SUBACCOUNT                        SUBACCOUNT                       SUBACCOUNT
                             ----------------------------------- --------------------------------- --------------------------------
                                      2009               2008             2009             2008          2009            2008 (a)
                             ---------------- ------------------ ---------------- ---------------- ------------- ------------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income
 (loss)                       $ 15,849,758     $   12,803,418    $   3,554,551    $   2,428,537    $   (96,633)     $   (310,808)
  Net realized gains
 (losses)                       (1,318,378)           947,866       (3,639,908)      (2,076,771)   (1,183,439)          (620,613)
  Change in unrealized gains
     (losses) on investments     8,009,416        (32,707,621)      42,314,738      (45,812,412)    2,824,117         (7,918,754)
                             ---------------- ------------------ ---------------- ---------------- ------------- ------------------
     Net increase (decrease)
       in net assets
       resulting
       from operations          22,540,796        (18,956,337)      42,229,381      (45,460,646)    1,544,045         (8,850,175)
                             ---------------- ------------------ ---------------- ---------------- ------------- ------------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners        2,837,319          3,883,712        5,537,932        4,653,829       268,895            125,416
  Net transfers (including
     fixed account)             20,579,435         (5,102,152)     132,215,313         (396,394)      624,990         28,505,246
  Contract charges                (116,686)          (120,024)        (251,232)        (137,629)       (6,896)            (6,825)
  Transfers for contract
     benefits
     and terminations          (40,944,661)       (62,634,821)     (20,744,481)     (18,148,617)   (1,170,695)        (1,776,531)
                             ---------------- ------------------ ---------------- ---------------- ------------- ------------------
     Net increase (decrease)
       in net assets
       resulting from
       contract transactions   (17,644,593)       (63,973,285)     116,757,532      (14,028,811)     (283,706)        26,847,306
                             ---------------- ------------------ ---------------- ---------------- ------------- ------------------
     Net increase (decrease)
       in net assets             4,896,203        (82,929,622)     158,986,913      (59,489,457)    1,260,339         17,997,131
NET ASSETS:
  Beginning of year            305,259,676        388,189,298      122,906,726      182,396,183    17,997,131                 --
                             ---------------- ------------------ ---------------- ---------------- ------------- ------------------
  End of year                $ 310,155,879    $   305,259,676    $ 281,893,639    $ 122,906,726    $ 19,257,470    $  17,997,131
                             ================ ================== ================ ================ ============= ==================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

MSF BLACKROCK LEGACY LARGE CAP
                        GROWTH       MSF BLACKROCK MONEY MARKET        MSF DAVIS VENTURE VALUE            MSF FI VALUE LEADERS
                    SUBACCOUNT                       SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
------------------------------- -------------------------------- ------------------------------ ---------------------------------
           2009       2008 (a)             2009          2008              2009      2008 (a)              2009           2008
----------------- ------------- ---------------- --------------- --------------- -------------- ------------------ --------------
$    (2,298,591)  $       (10)  $    (4,537,361) $  4,708,669    $      (32,829) $  (628,533)     $   1,118,879    $    347,602
      2,742,618            (6)               --            --        (4,049,816)  (2,115,336)       (14,115,110)      3,536,071
     63,399,818          (375)               --            --        15,655,746  (24,222,679)        30,416,145     (77,542,269)
----------------- ------------- ---------------- --------------- --------------- -------------- ------------------ --------------
     63,843,845          (391)       (4,537,361)    4,708,669        11,573,101  (26,966,548)        17,419,914     (73,658,596)
----------------- ------------- ---------------- --------------- --------------- -------------- ------------------ --------------
      2,584,629        14,879        13,812,864    18,848,298           511,862      621,722            707,028       1,056,746
    220,173,602         4,867       116,918,241   391,137,857           637,188   73,206,950         (3,105,174)       (117,906)
       (149,841)           --          (171,530)     (144,491)          (14,523)     (12,042)           (33,631)        (33,741)
    (16,544,345)          (44)     (231,513,145) (309,355,748)       (4,880,875)  (5,640,002)       (11,994,511)    (22,610,267)
----------------- ------------- ---------------- --------------- --------------- -------------- ------------------ --------------
    206,064,045        19,702      (100,953,570)  100,485,916        (3,746,348)  68,176,628        (14,426,288)    (21,705,168)
----------------- ------------- ---------------- --------------- --------------- -------------- ------------------ --------------
    269,907,890        19,311      (105,490,931)  105,194,585         7,826,753   41,210,080          2,993,626     (95,363,764)
         19,311            --       441,091,140   335,896,555        41,210,080           --        100,762,189     196,125,953
----------------- ------------- ---------------- --------------- --------------- -------------- ------------------ --------------
$   269,927,201   $    19,311   $   335,600,209  $441,091,140    $   49,036,833  $41,210,080    $   103,755,815    $100,762,189
================= ============= ================ =============== =============== ============== ================== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                                             MSF
                                                                       MSF       MET/DIMENSIONAL
                                                             LOOMIS SAYLES         INTERNATIONAL
                                 MSF JENNISON GROWTH        SMALL CAP CORE         SMALL COMPANY  MSF METLIFE AGGRESSIVE ALLOCATION
                                          SUBACCOUNT            SUBACCOUNT            SUBACCOUNT                         SUBACCOUNT
                             ------------------------------- -------------------- -------------- ----------------------------------
                                     2009         2008 (a)         2009 (c)           2009 (c)         2009                   2008
                             ------------ ------------------ -------------------- -------------- ------------- --------------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income
 (loss)                       $ (823,693)   $    (771,689)   $      (2,259)       $      (347)   $   481,447      $      (391,670)
  Net realized gains
 (losses)                     (3,764,322)      (1,710,483)           1,003                101     (2,659,832)              19,900
  Change in unrealized gains
     (losses) on investments  22,199,459      (25,817,754)          43,867                933     15,262,035          (30,203,547)
                             ------------ ------------------ -------------------- -------------- ------------- --------------------
     Net increase (decrease)
       in net assets
       resulting
       from operations        17,611,444      (28,299,926)          42,611                687     13,083,650           (30,575,317)
                             ------------ ------------------ -------------------- -------------- ------------- --------------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners        420,491          289,023           39,528              2,821      4,450,429             5,462,086
  Net transfers (including
     fixed account)           (2,249,842)      87,925,070          254,535             72,058        497,698            (2,606,692)
  Contract charges               (54,956)         (60,439)             (20)                (1)       (68,969)              (69,726)
  Transfers for contract
     benefits
     and terminations         (6,953,762)      (6,863,401)         (11,266)              (134)    (3,689,758)           (5,688,662)
                             ------------ ------------------ -------------------- -------------- ------------- --------------------
     Net increase (decrease)
       in net assets
       resulting
       from
       contract transactions  (8,838,069)      81,290,253          282,777             74,744      1,189,400            (2,902,994)
                             ------------ ------------------ -------------------- -------------- ------------- --------------------
     Net increase (decrease)
       in net assets           8,773,375       52,990,327          325,388             75,431     14,273,050           (33,478,311)
NET ASSETS:
  Beginning of year           52,990,327              --               --                 --      43,639,028             77,117,339
                             ------------ ------------------ -------------------- -------------- ------------- --------------------
  End of year                $61,763,702  $   52,990,327     $     325,388         $   75,431    $57,912,078           $ 43,639,028
                             ============ ================== ==================== ============== ============== ===================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                 MSF METLIFE    MSF METLIFE CONSERVATIVE TO
     CONSERVATIVE ALLOCATION            MODERATE ALLOCATION  MSF METLIFE MID CAP STOCK INDEX    MSF METLIFE MODERATE ALLOCATION
                  SUBACCOUNT                     SUBACCOUNT                       SUBACCOUNT                         SUBACCOUNT
----------------------------- ------------------------------ ---------------------------------- ----------------------------------
          2009        2008              2009         2008             2009              2008               2009            2008
--------------- ------------- ---------------  -------------- ---------------- ----------------- ------------------ ---------------
  $    413,774  $  (177,171)   $    1,584,645  $  (152,398)    $     26,945    $        5,831      $   6,437,828    $ (1,865,325)
      (207,205)    (358,759)       (2,735,851)   (1,177,646)         (82,239)          194,205         (8,424,503)     (2,747,758)
     4,656,981   (3,754,793)       17,221,045   (21,885,122)       1,716,453        (2,504,793)        84,951,148    (146,964,157)
--------------- ------------- ---------------  -------------- ---------------- ----------------- ------------------ ---------------
     4,863,550   (4,290,723)       16,069,839   (23,215,166)       1,661,159        (2,304,757)        82,964,473    (151,577,240)
--------------- ------------- ---------------  -------------- ---------------- ----------------- ------------------ ---------------
     1,051,508    1,006,796         3,798,278     4,999,651          404,500           500,192         21,531,199      30,484,065
     7,292,500   13,649,344         4,082,362     4,705,961          313,320           928,007         (2,092,627)     (1,062,555)
        (9,805)      (6,885)          (58,296)      (53,640)          (4,740)           (4,504)          (464,281)       (458,718)
    (4,309,783)  (3,627,058)      (11,035,816)  (12,261,330)        (473,648)         (468,551)       (40,662,396)    (57,581,578)
--------------- ------------- ---------------  -------------- ---------------- ----------------- ------------------ ---------------
     4,024,420   11,022,197        (3,213,472)   (2,609,358)         239,432           955,144        (21,688,105)    (28,618,786)
--------------- ------------- ---------------  -------------- ---------------- ----------------- ------------------ ---------------
     8,887,970    6,731,474        12,856,367   (25,824,524)       1,900,591        (1,349,613)        61,276,368    (180,196,026)
    23,973,280   17,241,806        76,216,690   102,041,214        4,353,823         5,703,436        349,923,570     530,119,596
--------------- ------------- ---------------  -------------- ---------------- ----------------- ------------------ ---------------
  $ 32,861,250  $23,973,280    $   89,073,057  $ 76,216,690    $   6,254,414   $     4,353,823    $   411,199,938   $ 349,923,570
=============== ============= ===============  =============  =============== ================= ================== ===============


The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                       MSF METLIFE MODERATE TO
                                         AGGRESSIVE ALLOCATION           MSF METLIFE STOCK INDEX            MSF MFS TOTAL RETURN
                                                    SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT
                              ----------------------------------- --------------------------------- -------------------------------
                                       2009               2008             2009             2008           2009             2008
                              ---------------- ------------------ ---------------- ---------------- -------------- ----------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income
 (loss)                         $ 4,265,143    $    (2,264,924)   $  (3,304,307)    $   3,903,640   $  15,963,723   $   16,414,038
  Net realized gains (losses)    (8,435,668)        (1,237,714)        1,951,873        6,818,391     (34,447,130)      39,935,543
  Change in unrealized gains
     (losses) on investments     81,483,365       (165,604,362)      195,977,835     (234,453,075)    110,011,807     (269,876,523)
                              ---------------- ------------------ ---------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets
       resulting
       from operations           77,312,840       (169,107,000)      194,625,401     (223,731,044)     91,528,400     (213,526,942)
                              ---------------- ------------------ ---------------- ---------------- -------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners        19,494,043         27,473,081        44,566,390       31,336,147       9,924,994       18,543,406
  Net transfers (including
     fixed account)              (5,053,431)       (14,092,274)      356,245,886      (15,863,917)    (14,533,124)     (53,485,899)
  Contract charges                 (501,237)          (507,748)         (717,515)        (519,423)       (340,402)        (361,212)
  Transfers for contract
     benefits
     and terminations           (25,862,094)       (52,660,768)      (54,957,009)     (52,834,989)    (75,536,392)    (126,932,204)
                              ---------------- ------------------ ---------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets
       resulting from
       contract transactions    (11,922,719)       (39,787,709)      345,137,752      (37,882,182)    (80,484,924)    (162,235,909)
                              ---------------- ------------------ ---------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets             65,390,121       (208,894,709)      539,763,153     (261,613,226)     11,043,476     (375,762,851)
NET ASSETS:
  Beginning of year             290,979,056        499,873,765       354,305,788      615,919,014     625,319,073    1,001,081,924
                              ---------------- ------------------ ---------------- ---------------- -------------- ----------------
  End of year                 $ 356,369,177    $   290,979,056     $ 894,068,941    $ 354,305,788   $ 636,362,549   $  625,319,073
                             ================= ================== ================ ================ ============== =================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                                  MSF NEUBERGER BERMAN MID CAP
               MSF MFS VALUE    MSF MORGAN STANLEY EAFE INDEX                            VALUE      MSF OPPENHEIMER GLOBAL EQUITY
                  SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT                         SUBACCOUNT
------------------------------- -------------------------------- -------------------------------- --------------------------------
         2009           2008              2009           2008              2009           2008               2009            2008
---------------- -------------- ----------------- -------------- ----------------- -------------- ------------------ -------------
$  (1,053,901)   $      159,429    $  2,246,943   $   2,005,623     $   (13,238)   $    (195,294)      $  3,387,171  $    2,727,978
   (4,999,974)        3,231,319      (5,508,736)       (658,454)     (2,143,976)      (1,517,733)       (19,069,420)      2,873,384
   17,381,628       (36,694,100)     20,857,492     (56,104,443)      8,013,551      (12,349,170)       121,479,376    (227,361,542)
---------------- -------------- ----------------- -------------- ----------------- -------------- ------------------ -------------
   11,327,753       (33,303,352)     17,595,699     (54,757,274)      5,856,337      (14,062,197)       105,797,127    (221,760,180)
---------------- -------------- ----------------- -------------- ----------------- -------------- ------------------ -------------
    2,390,601         2,820,416       4,135,125       5,909,368             360           17,195         10,838,290     15,812,281
      595,560         9,352,956      (1,890,853)     (5,869,050)        (93,852)      (1,432,913)       (11,470,315)    (9,902,172)
      (27,661)          (27,637)        (63,731)        (68,004)         (4,384)          (4,868)          (218,579)      (231,757)
   (7,102,579)       (9,595,401)     (7,136,781)    (13,804,908)     (2,030,810)      (3,869,399)       (26,389,228)   (45,357,256)
---------------- -------------- ----------------- -------------- ----------------- -------------- ------------------ -------------
   (4,144,079)        2,550,334      (4,956,240)    (13,832,594)     (2,128,686)      (5,289,985)       (27,239,832)   (39,678,904)
---------------- -------------- ----------------- -------------- ----------------- -------------- ------------------ -------------
    7,183,674       (30,753,018)     12,639,459     (68,589,868)      3,727,651      (19,352,182)        78,557,295   (261,439,084)
   64,279,938        95,032,956      69,092,998     137,682,866      13,966,556       33,318,738        295,841,010    557,280,094
---------------- -------------- ----------------- -------------- ----------------- -------------- ------------------ -------------
$  71,463,612    $   64,279,938    $ 81,732,457   $  69,092,998     $17,694,207    $  13,966,556     $  374,398,305  $ 295,841,010
================ ============== ================= ============== ================= ============== ================== =============


The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                 MSF T. ROWE PRICE LARGE CAP      MSF T. ROWE PRICE SMALL CAP
                                      MSF RUSSELL 2000 INDEX                          GROWTH                           GROWTH
                                                  SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT
                             ---------------------------------- ------------------------------- --------------------------------
                                      2009              2008            2009            2008          2009            2008 (a)
                             ---------------- ----------------- --------------- --------------- --------------- -----------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income
 (loss)                          $ 806,291       $ 185,873        $ (547,600)     $ (781,717)     $(980,856)        $ (911,596)
  Net realized gains
 (losses)                       (2,543,530)        2,774,662      (3,347,314)      1,304,205     (1,797,039)        (1,494,596)
  Change in unrealized gains
     (losses) on investments    22,055,715       (49,989,694)     18,732,599     (31,653,779)    26,909,994        (33,942,023)
                             ---------------- ----------------- --------------- --------------- --------------- -----------------
     Net increase (decrease)
       in net assets
       resulting
       from operations          20,318,476       (47,029,159)     14,837,685     (31,131,291)    24,132,099        (36,348,215)
                             ---------------- ----------------- --------------- --------------- --------------- -----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners        4,460,129         6,179,495         626,777         712,242      3,385,801          3,362,652
  Net transfers (including
     fixed account)             (1,149,109)       (4,089,244)        545,731       5,428,813       (640,078)       111,767,249
  Contract charges                 (85,892)          (89,790)        (24,343)        (26,154)       (66,976)           (67,168)
  Transfers for contract
     benefits
     and terminations           (7,939,018)      (14,208,155)     (5,612,072)     (9,263,104)    (8,104,221)        (9,655,575)
                             ---------------- ----------------- --------------- --------------- --------------- -----------------
     Net increase (decrease)
       in net assets
       resulting from
       contract transactions    (4,713,890)      (12,207,694)     (4,463,907)     (3,148,203)    (5,425,474)       105,407,158
                             ---------------- ----------------- --------------- --------------- --------------- -----------------
     Net increase (decrease)
       in net assets            15,604,586       (59,236,853)     10,373,778     (34,279,494)    18,706,625         69,058,943
NET ASSETS:
  Beginning of year             87,292,343       146,529,196      39,237,067      73,516,561     69,058,943                 --
                             ---------------- ----------------- --------------- --------------- --------------- -----------------
  End of year                $ 102,896,929    $ 87,292,343       $49,610,845    $ 39,237,067    $87,765,568       $ 69,058,943
                             ================ ================= =============== =============== =============== ==================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

MSF WESTERN ASSET MANAGEMENT      MSF WESTERN ASSET MANAGEMENT
STRATEGIC BOND OPPORTUNITIES                   U.S. GOVERNMENT                PIONEER VCT BOND        PIONEER VCT CULLEN VALUE
                  SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
------------------------------- --------------------------------- ------------------------------- -------------------------------
         2009           2008               2009           2008              2009          2008              2009          2008
---------------- -------------- ------------------ -------------- ----------------- ------------- ----------------- -------------
    $ 413,329     $  255,680        $ 6,450,231    $ 3,296,353         $ 866,588     $ 798,259       $  (144,361)   $  (86,435)
       68,401        (43,621)          (721,385)        49,847            32,213      (348,052)         (813,411)     (435,026)
    1,508,727     (1,649,036)          (318,941)    (7,436,714)        2,672,431    (1,381,462)        2,993,813    (6,255,903)
---------------- -------------- ------------------ -------------- ----------------- ------------- ----------------- -------------
    1,990,457     (1,436,977)         5,409,905     (4,090,514)        3,571,232      (931,255)        2,036,041    (6,777,364)
---------------- -------------- ------------------ -------------- ----------------- ------------- ----------------- -------------
       85,859        105,039          3,449,301      5,061,107           200,788       743,721            81,834       438,120
      453,192        658,850         (5,051,223)   104,528,429         4,376,855     5,195,315           664,394       903,243
       (3,714)        (3,614)          (114,731)      (120,736)           (9,278)       (7,876)           (5,817)       (4,536)
   (1,321,293)    (1,555,245)       (27,819,606)   (31,187,228)       (3,752,302)   (2,871,592)         (714,231)   (1,725,616)
---------------- -------------- ------------------ -------------- ----------------- ------------- ----------------- -------------
     (785,956)      (794,970)       (29,536,259)    78,281,572           816,063     3,059,568            26,180      (388,789)
---------------- -------------- ------------------ -------------- ----------------- ------------- ----------------- -------------
    1,204,501     (2,231,947)       (24,126,354)    74,191,058         4,387,295     2,128,313         2,062,221    (7,166,153)
    6,937,973      9,169,920        209,916,401    135,725,343        23,504,903    21,376,590        12,564,364    19,730,517
---------------- -------------- ------------------ -------------- ----------------- ------------- ----------------- -------------
$   8,142,474    $ 6,937,973      $ 185,790,047    $209,916,401      $27,892,198    $ 23,504,903    $ 14,626,585    $ 12,564,364
================ ============== ================== ============== ================= ============= ================= =============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                      PIONEER VCT EMERGING MARKETS       PIONEER VCT EQUITY INCOME              PIONEER VCT FUND
                                                        SUBACCOUNT                      SUBACCOUNT                    SUBACCOUNT
                                    --------------------------------- ------------------------------- -----------------------------
                                            2009              2008            2009            2008          2009            2008
                                    --------------- ----------------- --------------- --------------- ------------- ---------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $ (205,616)    $    (480,087)    $   221,027     $   199,856    $   (92,368)    $  (168,830)
  Net realized gains (losses)         (1,576,847)        4,292,822      (2,218,347)      1,464,623     (2,511,656)      1,419,780
  Change in unrealized gains
     (losses) on investments          11,768,760       (24,224,720)      3,879,742     (11,870,333)     8,020,176     (18,308,776)
                                    --------------- ----------------- --------------- --------------- ------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                 9,986,297       (20,411,985)      1,882,422     (10,205,854)     5,416,152     (17,057,826)
                                    --------------- ----------------- --------------- --------------- ------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                267,589           975,687          83,892         619,549        249,651         678,369
  Net transfers (including
     fixed account)                    3,184,385        (2,200,952)     (1,469,368)     (2,892,677)    (2,239,001)     (1,026,717)
  Contract charges                       (10,903)           (9,643)         (8,818)         (9,368)       (13,716)        (14,901)
  Transfers for contract benefits
     and terminations                 (1,306,343)       (1,658,953)     (1,503,317)     (2,825,967)    (2,903,709)     (7,669,370)
                                    --------------- ----------------- --------------- --------------- ------------- ---------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions           2,134,728        (2,893,861)     (2,897,611)     (5,108,463)    (4,906,775)     (8,032,619)
                                    --------------- ----------------- --------------- --------------- ------------- ---------------
     Net increase (decrease)
       in net assets                  12,121,025       (23,305,846)     (1,015,189)    (15,314,317)       509,377     (25,090,445)
NET ASSETS:
  Beginning of year                   13,714,981        37,020,827      20,833,195      36,147,512     28,806,173      53,896,618
                                    --------------- ----------------- --------------- --------------- ------------- ---------------
  End of year                       $ 25,836,006    $ 13,714,981       $19,818,006    $ 20,833,195    $29,315,550    $ 28,806,173
                                    =============== ================= =============== =============== ============= ===============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                     PIONEER VCT                       PIONEER VCT
       PIONEER VCT HIGH YIELD         IBBOTSON GROWTH ALLOCATION      IBBOTSON MODERATE ALLOCATION        PIONEER VCT MID CAP VALUE
                   SUBACCOUNT                         SUBACCOUNT                        SUBACCOUNT                       SUBACCOUNT
-------------------------------- ---------------------------------- --------------------------------- ------------------------------
          2009           2008               2009            2008               2009           2008              2009           2008
----------------- -------------- ------------------ --------------- ------------------ -------------- ----------------- ------------
   $ 2,139,157     $  2,035,056        $ 518,874     $   (31,263)     $ 1,452,383     $  1,030,401     $ (183,570)     $   (508,471)
    (3,715,616)    (1,236,125)        (6,908,239)     12,737,572         (5,417,146)     4,764,891        (5,882,485)        47,971
    18,157,409    (13,840,996)        60,945,509    (117,209,186)        33,415,291    (57,555,464)       14,148,015    (23,144,446)
----------------- -------------- ------------------ --------------- ------------------ -------------- ----------------- ------------
    16,580,950    (13,042,065)        54,556,144    (104,502,877)        29,450,528    (51,760,172)        8,081,960    (23,604,946)
----------------- -------------- ------------------ --------------- ------------------ -------------- ----------------- ------------
       534,196      1,427,713          3,902,753      47,247,566          1,954,854     17,255,667           268,840        735,787
     5,441,552       (795,928)            47,840      (5,405,441)         4,193,489     (2,444,515)       (1,433,734)    (5,318,844)
       (14,695)       (10,249)          (133,723)        (90,460)           (46,905)       (36,834)          (20,950)       (22,584)
    (3,325,448)    (3,747,304)        (9,226,017)     (7,446,571)       (10,183,335)    (9,086,408)       (3,844,567)    (5,815,701)
----------------- -------------- ------------------ --------------- ------------------ -------------- ----------------- ------------
     2,635,605     (3,125,768)        (5,409,147)     34,305,094         (4,081,897)     5,687,910        (5,030,411)   (10,421,342)
----------------- -------------- ------------------ --------------- ------------------ -------------- ----------------- ------------
    19,216,555    (16,167,833)        49,146,997     (70,197,783)        25,368,631    (46,072,262)        3,051,549    (34,026,288)
    25,983,877     42,151,710        184,451,666     254,649,449        103,808,691    149,880,953        40,897,724     74,924,012
----------------- -------------- ------------------ --------------- ------------------ -------------- ----------------- ------------
$   45,200,432    $25,983,877       $233,598,663     $184,451,666     $  129,177,322    $ 103,808,691     $43,949,273    $40,897,724
================= ============== ================== =============== ================== ============== ================= ============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                    PIONEER VCT REAL ESTATE SHARES            UIF CAPITAL GROWTH           UIF EQUITY AND INCOME
                                                        SUBACCOUNT                    SUBACCOUNT                      SUBACCOUNT
                                    --------------------------------- ----------------------------- -------------------------------
                                            2009              2008           2009           2008           2009             2008
                                    --------------- ----------------- -------------- -------------- -------------- ----------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ 243,674       $   321,642     $ (137,105)   $  (185,720)   $ 1,557,654      $ 1,416,789
  Net realized gains (losses)         (2,726,121)        3,107,876       (228,359)       534,764     (5,413,388)       3,480,143
  Change in unrealized gains
     (losses) on investments           5,240,904       (10,249,558)     4,138,075     (7,581,642)    28,392,647      (57,249,024)
                                    --------------- ----------------- -------------- -------------- -------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations                 2,758,457        (6,820,040)     3,772,611     (7,232,598)    24,536,913      (52,352,092)
                                    --------------- ----------------- -------------- -------------- -------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 95,753           442,004            540          5,621        486,817        1,660,758
  Net transfers (including
     fixed account)                      211,648          (513,209)      (126,359)      (876,321)    (3,462,561)     (17,530,258)
  Contract charges                        (6,413)           (6,924)        (2,377)        (2,386)       (54,617)         (57,742)
  Transfers for contract benefits
     and terminations                   (770,938)       (1,455,139)    (1,054,680)    (2,211,770)   (16,085,834)     (23,832,898)
                                    --------------- ----------------- -------------- -------------- -------------- ----------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions            (469,950)       (1,533,268)    (1,182,876)    (3,084,856)   (19,116,195)     (39,760,140)
                                    --------------- ----------------- -------------- -------------- -------------- ----------------
     Net increase (decrease)
       in net assets                   2,288,507        (8,353,308)     2,589,735    (10,317,454)     5,420,718      (92,112,232)
NET ASSETS:
  Beginning of year                   10,025,395        18,378,703      6,578,629     16,896,083    142,710,330      234,822,562
                                    --------------- ----------------- -------------- -------------- -------------- ----------------
  End of year                       $ 12,313,902    $   10,025,395     $9,168,364     $6,578,629    $148,131,048    $142,710,330
                                    =============== ================= ============== ============== ============== ================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

   UIF SMALL COMPANY GROWTH             UIF U.S. REAL ESTATE                        UIF VALUE     VAN KAMPEN LIT CAPITAL GROWTH
                 SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT                        SUBACCOUNT
------------------------------ -------------------------------- -------------------------------- ---------------------------------
         2009          2008              2009           2008              2009           2008              2009            2008
---------------- ------------- ----------------- -------------- ----------------- -------------- ----------------- ---------------
 $    (93,439)   $ (126,673)      $   277,482     $  485,615       $   177,681     $  265,532     $    (241,299)      $(550,989)
     (366,726)      421,134        (3,203,984)     1,451,537        (1,851,398)     1,560,266          (776,417)     (9,258,760)
    2,107,383    (3,384,971)        7,377,546    (12,937,822)        4,160,466     (8,736,252)        7,384,771      (7,263,071)
---------------- ------------- ----------------- -------------- ----------------- -------------- ----------------- ---------------
    1,647,218    (3,090,510)        4,451,044    (11,000,670)        2,486,749     (6,910,454)        6,367,055     (17,072,820)
---------------- ------------- ----------------- -------------- ----------------- -------------- ----------------- ---------------
           --        11,179           102,434        320,530                10         31,581            13,943         277,391
       85,232      (729,000)          194,831     (1,348,044)         (296,311)    (1,727,425)         (403,716)    (94,163,371)
         (961)         (930)          (10,890)       (12,650)           (2,996)        (3,226)           (5,062)         (6,467)
     (528,136)     (566,913)       (1,844,493)    (3,809,362)       (1,813,078)    (2,663,487)       (1,278,462)     (7,230,653)
---------------- ------------- ----------------- -------------- ----------------- -------------- ----------------- ---------------
     (443,865)   (1,285,664)       (1,558,118)    (4,849,526)       (2,112,375)    (4,362,557)       (1,673,297)   (101,123,100)
---------------- ------------- ----------------- -------------- ----------------- -------------- ----------------- ---------------
    1,203,353    (4,376,174)        2,892,926    (15,850,196)          374,374    (11,273,011)        4,693,758    (118,195,920)
    3,995,503     8,371,677        17,256,470     33,106,666        10,417,944     21,690,955        10,959,766     129,155,686
---------------- ------------- ----------------- -------------- ----------------- -------------- ----------------- ---------------
$   5,198,856    $3,995,503    $   20,149,396    $17,256,470    $   10,792,318    $10,417,944    $   15,653,524    $ 10,959,766
================ ============= ================= ============== ================= ============== ================= ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                                 VAN KAMPEN                WELLS FARGO
                              VAN KAMPEN LIT GOVERNMENT               LIT GROWTH AND INCOME     VT SMALL/MID CAP VALUE
                                             SUBACCOUNT                          SUBACCOUNT                 SUBACCOUNT
                         --------------------------------- --------------------------------- -------------------------
                                    2009              2008             2009             2008         2009         2008
                         --------------- ----------------- ---------------- ---------------- ------------ ------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment
     income (loss)        $ 1,502,603     $   1,136,523       $2,572,645         $592,793     $ (4,589)     $ (64,758)
  Net realized
     gains (losses)          (284,663)         (379,206)      (6,266,645)       8,310,789     (281,210)       681,398
  Change in unrealized
     gains (losses)
     on investments        (1,508,004)         (960,412)      29,356,135      (86,630,042)   1,812,544     (2,896,130)
                         --------------- ----------------- ---------------- ---------------- ------------ ------------
     Net increase
       (decrease) in net
       assets resulting
       from operations       (290,064)         (203,095)      25,662,135      (77,726,460)   1,526,745     (2,279,490)
                         --------------- ----------------- ---------------- ---------------- ------------ ------------
CONTRACT TRANSACTIONS:
  Purchase payments
     received from
     contract owners           32,415            69,750          466,185          999,977       83,273        116,452
  Net transfers
     (including
     fixed account)         2,404,293           657,329       (4,108,032)     (16,646,151)     131,168         71,884
  Contract charges             (6,351)           (6,028)         (70,142)         (78,202)      (1,888)          (690)
  Transfers for contract
     benefits and
     terminations          (7,128,617)       (8,167,048)     (17,834,557)     (29,099,613)    (203,308)      (867,208)
                         --------------- ----------------- ---------------- ---------------- ------------ ------------
     Net increase
       (decrease) in net
       assets resulting
       from contract
       transactions        (4,698,260)       (7,445,997)     (21,546,546)     (44,823,989)       9,245       (679,562)
                         --------------- ----------------- ---------------- ---------------- ------------ ------------
     Net increase
       (decrease) in
       net assets          (4,988,324)       (7,649,092)       4,115,589     (122,550,449)   1,535,990     (2,959,052)
                         --------------- ----------------- ---------------- ---------------- ------------ ------------
NET ASSETS:
  Beginning of year        35,849,224        43,498,316      137,594,743      260,145,192    2,659,523      5,618,575
                         --------------- ----------------- ---------------- ---------------- ------------ ------------
  End of year            $ 30,860,900    $   35,849,224     $141,710,332     $137,594,743    $4,195,513    $2,659,523
                         =============== ================= ================ ================ ============ ============


(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account"), a separate account of MetLife Insurance Company of Connecticut (the "Company"), was established by the Company's Board of Directors on November 14, 2002 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the State of Connecticut Insurance Department.

On December 8, 2008, pursuant to a resolution by the Board of Directors of MetLife Insurance Company of Connecticut, the Company combined twenty-three registered variable annuity separate accounts with and into the Separate Account (the "Combination"). Since this was a transaction among entities under common control, it was accounted for in a manner similar to a pooling of interests and reflected in the financial statements as occurring on January 1, 2008. The financial statements and financial information for prior years have been recast in order to provide comparative information. The Combination was a tax-free transaction and there were no changes in the Company's obligations or the rights and benefits of any contract owners under the Contracts of each separate account pre or post Combination. The table below lists the separate accounts that combined with and into the Separate Account:

MetLife of CT Fund ABD for Variable Annuities
MetLife of CT Fund ABD II for Variable Annuities
MetLife of CT Fund BD for Variable Annuities
MetLife of CT Fund BD II for Variable Annuities
MetLife of CT Fund BD III for Variable Annuities
MetLife of CT Fund BD IV for Variable Annuities
MetLife of CT Separate Account Five for Variable
Annuities
MetLife of CT Separate Account Six for Variable
Annuities
MetLife of CT Separate Account Seven for Variable
Annuities
MetLife of CT Separate Account Eight for Variable
Annuities
MetLife of CT Separate Account Nine for Variable
Annuities
MetLife of CT Separate Account Ten for Variable
Annuities
MetLife of CT Separate Account Twelve for Variable
Annuities

MetLife of CT Separate Account Thirteen for Variable
Annuities
MetLife of CT Separate Account Fourteen for Variable
Annuities
MetLife of CT Separate Account PF for Variable
Annuities
MetLife of CT Separate Account PF II for Variable
Annuities
MetLife of CT Separate Account TM for Variable
Annuities
MetLife of CT Separate Account TM II for Variable
Annuities
MetLife Insurance Company of Connecticut Variable
Annuity Separate Account 2002
MetLife Life and Annuity Company of Connecticut
Variable Annuity Separate Account 2002
MetLife of CT Fund U for Variable Annuities
MetLife of CT Separate Account QP for Variable
Annuities

Each Subaccount of the aforementioned separate accounts has been combined with the Subaccounts of the Separate Account or added as an additional Subaccount if a corresponding Subaccount did not already exist.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds ("AIM V.I.")
The Alger Portfolios ("Alger")
AllianceBernstein Variable Products Series Fund, Inc.
("AllianceBernstein")
American Funds Insurance Series ("American Funds")
Credit Suisse Trust
Delaware VIP Trust ("Delaware VIP")
Dreyfus Socially Responsible Growth Fund, Inc.
("Dreyfus Socially Responsible Growth")

DWS Variable Series I ("DWSI")
DWS Variable Series II ("DWSII")
Fidelity Variable Insurance Products ("Fidelity VIP")
Franklin Templeton Variable Insurance Products Trust
("FTVIPT")

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONTINUED)

Janus Aspen Series ("Janus Aspen")
Legg Mason Partners Variable Equity Trust ("LMPVET")
Legg Mason Partners Variable Income Trust ("LMPVIT")
Met Investors Series Trust ("MIST")*
Morgan Stanley Variable Investment Series
("Morgan Stanley")
Metropolitan Series Fund ("MSF")*

Pioneer Variable Contracts Trust ("Pioneer VCT")
The Universal Institutional Funds, Inc. ("UIF")
Van Kampen Life Investment Trust ("Van Kampen LIT")
Wells Fargo Variable Trust ("Wells Fargo VT")

* See Note 5 for discussion of additional information on related party transactions.

The assets of each of the Subaccounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

2. LIST OF SUBACCOUNTS

Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts had net assets as of December 31, 2009:

AIM V.I. Utilities Subaccount
Alger Capital Appreciation Subaccount
AllianceBernstein Global Thematic Growth Subaccount
American Funds Bond Subaccount
American Funds Global Growth Subaccount
American Funds Global Small Capitalization Subaccount
American Funds Growth Subaccount
American Funds Growth-Income Subaccount
Credit Suisse Trust International Equity Flex III
Subaccount*
Delaware VIP Small Cap Value Subaccount
Dreyfus Socially Responsible Growth Subaccount
DWSI Capital Growth Subaccount
DWSI Global Opportunities Subaccount
DWSI Health Care Subaccount
DWSII Government & Agency Securities Subaccount
DWSII Dreman Small Mid Cap Value Subaccount
DWSII Global Thematic Subaccount
DWSII Technology Subaccount
Fidelity VIP Contrafund Subaccount**
Fidelity VIP Dynamic Capital Appreciation Subaccount
Fidelity VIP Equity-Income Subaccount**
Fidelity VIP High Income Subaccount
Fidelity VIP Mid Cap Subaccount
FTVIPT Franklin Income Securities Subaccount
FTVIPT Franklin Rising Dividends Securities
Subaccount
FTVIPT Franklin Small-Mid Cap Growth Securities
Subaccount
FTVIPT Mutual Shares Securities Subaccount
FTVIPT Templeton Developing Markets Securities
Subaccount

FTVIPT Templeton Foreign Securities Subaccount
FTVIPT Templeton Growth Securities Subaccount**
Janus Aspen Enterprise Subaccount
Janus Aspen Global Life Sciences Subaccount
Janus Aspen Global Technology Subaccount
Janus Aspen Overseas Subaccount
Janus Aspen Perkins Mid Cap Value Subaccount
Janus Aspen Worldwide Subaccount
LMPVET Batterymarch Variable Global Equity Subaccount**
LMPVET ClearBridge Variable Equity Income Builder Subaccount**
LMPVET ClearBridge Variable Aggressive Growth Subaccount**
LMPVET ClearBridge Variable Appreciation Subaccount**
LMPVET ClearBridge Variable Capital Subaccount
LMPVET ClearBridge Variable Dividend Strategy Subaccount
LMPVET ClearBridge Variable Fundamental Value Subaccount
LMPVET ClearBridge Variable Investors Subaccount**
LMPVET ClearBridge Variable Large Cap Growth Subaccount
LMPVET ClearBridge Variable Mid Cap Core Subaccount
LMPVET ClearBridge Variable Small Cap Growth Subaccount
LMPVET Global Currents Variable International All Cap Opportunity Subaccount LMPVET Investment Counsel Variable Social Awareness Subaccount

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF SUBACCOUNTS -- (CONTINUED)

LMPVET Lifestyle Allocation 50% Subaccount
LMPVET Lifestyle Allocation 70% Subaccount
LMPVET Lifestyle Allocation 85% Subaccount
LMPVIT Western Asset Variable Adjustable Rate
Income Subaccount
LMPVIT Western Asset Variable Diversified Strategic
Income Subaccount
LMPVIT Western Asset Variable Global High Yield
Bond Subaccount
LMPVIT Western Asset Variable High Income
Subaccount
LMPVIT Western Asset Variable Money Market
Subaccount
LMPVIT Western Asset Variable Strategic Bond
Subaccount
MIST American Funds Balanced Allocation Subaccount
MIST American Funds Growth Allocation Subaccount
MIST American Funds Moderate Allocation Subaccount
MIST Batterymarch Growth and Income Subaccount
MIST BlackRock High Yield Subaccount
MIST BlackRock Large Cap Core Subaccount**
MIST Clarion Global Real Estate Subaccount**
MIST Dreman Small Cap Value Subaccount
MIST Harris Oakmark International Subaccount
MIST Janus Forty Subaccount
MIST Lazard Mid Cap Subaccount
MIST Legg Mason Partners Aggressive Growth
Subaccount
MIST Legg Mason Value Equity Subaccount
MIST Loomis Sayles Global Markets Subaccount
MIST Lord Abbett Bond Debenture Subaccount
MIST Lord Abbett Growth and Income Subaccount
MIST Lord Abbett Mid Cap Value Subaccount
MIST Met/AIM Small Cap Growth Subaccount
MIST Met/Franklin Mutual Shares Subaccount
MIST MetLife Balanced Strategy Subaccount*
MIST MetLife Growth Strategy Subaccount*
MIST MetLife Moderate Strategy Subaccount*
MIST MFS Emerging Markets Equity Subaccount**
MIST MFS Research International Subaccount
MIST Oppenheimer Capital Appreciation Subaccount**
MIST PIMCO Inflation Protected Bond Subaccount**
MIST PIMCO Total Return Subaccount
MIST Pioneer Fund Subaccount
MIST Pioneer Strategic Income Subaccount
MIST SSgA Growth and Income ETF Subaccount
MIST SSgA Growth ETF Subaccount
MIST T. Rowe Price Mid Cap Growth Subaccount
MIST Third Avenue Small Cap Value Subaccount

MIST Turner Mid Cap Growth Subaccount
MIST Van Kampen Comstock Subaccount
MIST Van Kampen Mid Cap Growth Subaccount**
Morgan Stanley Capital Opportunities Subaccount
Morgan Stanley Dividend Growth Subaccount
Morgan Stanley S&P 500 Index Subaccount
MSF Barclays Capital Aggregate Bond Index
Subaccount
MSF BlackRock Aggressive Growth Subaccount
MSF BlackRock Bond Income Subaccount**
MSF BlackRock Diversified Subaccount**
MSF BlackRock Large Cap Value Subaccount
MSF BlackRock Legacy Large Cap Growth Subaccount
MSF BlackRock Money Market Subaccount**
MSF Davis Venture Value Subaccount**
MSF FI Value Leaders Subaccount**
MSF Jennison Growth Subaccount**
MSF Loomis Sayles Small Cap Core Subaccount*
MSF Met/Dimensional International Small Company
Subaccount*
MSF MetLife Aggressive Allocation Subaccount
MSF MetLife Conservative Allocation Subaccount
MSF MetLife Conservative to Moderate Allocation
Subaccount
MSF MetLife Mid Cap Stock Index Subaccount
MSF MetLife Moderate Allocation Subaccount
MSF MetLife Moderate to Aggressive Allocation
Subaccount
MSF MetLife Stock Index Subaccount**
MSF MFS Total Return Subaccount**
MSF MFS Value Subaccount
MSF Morgan Stanley EAFE Index Subaccount**
MSF Neuberger Berman Mid Cap Value Subaccount
MSF Oppenheimer Global Equity Subaccount**
MSF Russell 2000 Index Subaccount
MSF T. Rowe Price Large Cap Growth Subaccount
MSF T. Rowe Price Small Cap Growth Subaccount
MSF Western Asset Management Strategic Bond
Opportunities Subaccount
MSF Western Asset Management U.S. Government
Subaccount
Pioneer VCT Bond Subaccount
Pioneer VCT Cullen Value Subaccount
Pioneer VCT Emerging Markets Subaccount
Pioneer VCT Equity Income Subaccount
Pioneer VCT Fund Subaccount
Pioneer VCT High Yield Subaccount
Pioneer VCT Ibbotson Growth Allocation Subaccount

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF SUBACCOUNTS -- (CONCLUDED)

Pioneer VCT Ibbotson Moderate Allocation
Subaccount
Pioneer VCT Mid Cap Value Subaccount
Pioneer VCT Real Estate Shares Subaccount
UIF Capital Growth Subaccount
UIF Equity and Income Subaccount
UIF Small Company Growth Subaccount

UIF U.S. Real Estate Subaccount
UIF Value Subaccount
Van Kampen LIT Capital Growth Subaccount**
Van Kampen LIT Government Subaccount**
Van Kampen LIT Growth and Income Subaccount**
Wells Fargo VT Small/Mid Cap Value Subaccount

* This Subaccount began operations during the year ended December 31, 2009.

** This Subaccount invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts that may assess 12b-1 fees.

3. PORTFOLIO CHANGES

The following Subaccounts ceased operations during the year ended December 31, 2009:

Credit Suisse International Equity Flex II
MSF Capital Guardian U.S. Equity Subaccount
MSF FI Large Cap Subaccount
MIST Legg Mason Partners Managed Assets
Subaccount
MIST Met/AIM Capital Appreciation Subaccount
UIF Core Plus Fixed Income Subaccount
DWSII Conservative Allocation Subaccount
DWSII Growth Allocation Subaccount
DWSII Moderate Allocation Subaccount
Janus Aspen Forty Subaccount
LMPVET Equity Index Subaccount

PIMCO VIT Total Return Subaccount
Pioneer VCT Strategic Income Subaccount
Van Kampen LIT Comstock Subaccount
Van Kampen LIT Enterprise Subaccount
Pioneer VCT Global High Yield Subaccount
Pioneer VCT Ibbotson Aggressive Allocation
Subaccount
Pioneer VCT Independence Subaccount
Pioneer VCT International Value Subaccount
Pioneer VCT Oak Ridge Large Cap Growth
Subaccount
Pioneer VCT Small Cap Value Subaccount

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2009:

NAME CHANGES:

FORMER NAME                                            NEW NAME
(AllianceBernstein) Global Technology Portfolio        (AllianceBernstein) Global Thematic Growth Portfolio
(Credit Suisse Trust) Global Small Cap Portfolio       (Credit Suisse Trust) International Equity Flex II Portfolio
(Janus Aspen) Mid Cap Growth Portfolio                 (Janus Aspen) Enterprise Portfolio
(Janus Aspen) International Growth Portfolio           (Janus Aspen) Overseas Portfolio
(Janus Aspen) Mid Cap Value Portfolio                  (Janus Aspen) Perkins Mid Cap Value Portfolio
(Janus Aspen) Worldwide Growth Portfolio               (Janus Aspen) Worldwide Portfolio
(LMPVET) Global Equity Portfolio                       (LMPVET) Batterymarch Variable Global Equity
                                                       Portfolio
(LMPVET) Capital and Income Portfolio                  (LMPVET) ClearBridge Variable Equity Income
                                                       Builder Portfolio
(LMPVET) Aggressive Growth Portfolio                   (LMPVET) ClearBridge Variable Aggressive Growth
                                                       Portfolio
(LMPVET) Appreciation Portfolio                        (LMPVET ClearBridge Variable Appreciation Portfolio
(LMPVET Capital Portfolio                              (LMPVET) ClearBridge Variable Capital Portfolio

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

3. PORTFOLIO CHANGES -- (CONTINUED)

FORMER NAME                                               NEW NAME
(LMPVET Dividend Strategy Portfolio                       (LMPVET) ClearBridge Variable Dividend Strategy
                                                          Portfolio
(LMPVET) Fundamental Value Portfolio                      (LMPVET) ClearBridge Variable Fundamental Value
                                                          Portfolio
(LMPVET) Investors Portfolio                              (LMPVET) ClearBridge Variable Investors Portfolio
(LMPVET) Large Cap Growth Portfolio                       (LMPVET) ClearBridge Variable Large Cap Growth
                                                          Portfolio
(LMPVET) Mid Cap Core Portfolio                           (LMPVET) ClearBridge Variable Mid Cap Core Portfolio
(LMPVET) Small Cap Growth Portfolio                       (LMPVET) ClearBridge Variable Small Cap Growth
                                                          Portfolio
(LMPVET) International All Cap Opportunity Portfolio      (LMPVET) Global Currents Variable International All Cap
                                                          Opportunity Portfolio
(LMPVET) Social Awareness Portfolio                       (LMPVET) Investment Counsel Variable Social
                                                          Awareness Portfolio
(LMPVIT) Adjustable Rate Income Portfolio                 (LMPVIT) Western Asset Variable Adjustable Rate
                                                          Income Portfolio
(LMPVIT) Diversified Strategic Income Portfolio           (LMPVIT) Western Asset Variable Diversified
                                                          Strategic Income Portfolio
(LMPVIT) Global High Yield Bond Portfolio                 (LMPVIT) Western Asset Variable Global High Yield
                                                          Bond Portfolio
(LMPVIT) High Income Portfolio                            (LMPVIT) Western Asset Variable High Income Portfolio
(LMPVIT) Money Market Portfolio                           (LMPVIT) Western Asset Variable Money Market
                                                          Portfolio
(LMPVIT) Strategic Bond Portfolio                         (LMPVIT) Western Asset Variable Strategic Bond
                                                          Portfolio
(MSF) Lehman Brothers Aggregate Bond Index Portfolio      (MSF) Barclays Capital Aggregate Bond Index Portfolio

MERGERS:

FORMER PORTFOLIO                                          NEW PORTFOLIO
(Credit Suisse Trust) International Equity Flex II        (Credit Suisse Trust) International Equity Flex III
Portfolio                                                 Portfolio
(MSF) Capital Guardian U.S. Equity Portfolio              (MIST) Pioneer Fund Portfolio
(MIST) Legg Mason Partners Managed Assets Portfolio       (MSF) BlackRock Diversified Portfolio
(MSF) FI Large Cap Portfolio                              (MSF) BlackRock Legacy Large Cap Growth Portfolio
(MIST) Met/AIM Capital Appreciation Portfolio             (MSF) BlackRock Legacy Large Cap Growth Portfolio

SUBSTITUTIONS:

FORMER PORTFOLIO                                          NEW PORTFOLIO
(Janus Aspen) Forty Portfolio                             (MIST) Janus Forty Portfolio
(DWSII) Moderate Allocation Portfolio                     (MIST) MetLife Balanced Strategy Portfolio
(DWSII) Growth Allocation Portfolio                       (MIST) MetLife Growth Strategy Portfolio
(DWSII) Conservative Allocation Portfolio                 (MIST) MetLife Moderate Strategy Portfolio
(PIMCO VIT) Total Return Portfolio                        (MIST) PIMCO Total Return Portfolio
(Pioneer VCT) Strategic Income Portfolio                  (MIST) Pioneer Strategic Income Portfolio
(Van Kampen LIT) Comstock Portfolio                       (MIST) Van Kampen Comstock Portfolio
(UIF) Core Plus Fixed Income Portfolio                    (MSF) BlackRock Bond Income Portfolio
(LMPVET) Equity Index Portfolio                           (MSF) MetLife Stock Index Portfolio

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

3. PORTFOLIO CHANGES -- (CONCLUDED)

LIQUIDATIONS:

(Van Kampen LIT) Enterprise Portfolio
(Pioneer VCT) Global High Yield Portfolio
(Pioneer VCT) Ibbotson Aggressive Allocation Portfolio
(Pioneer VCT) Independence Portfolio
(Pioneer VCT) International Value Portfolio
(Pioneer VCT) Oak Ridge Large Cap Growth Portfolio
(Pioneer VCT) Small Cap Value Portfolio

TRUST NAME CHANGES:

FORMER NAME                                               NEW Name
The Alger American Fund                                   The Alger Portfolios

4. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

In June 2009, the Financial Accounting Standards Board ("FASB") approved FASB ACCOUNTING STANDARDS CODIFICATION ("Codification") as the single source of authoritative accounting guidance used in the preparation of financial statements in conformity with GAAP for all non-governmental entities. Codification, which changed the referencing and organization of accounting guidance without modification of existing GAAP, is effective for interim and annual periods ending after September 15, 2009. Since it did not modify existing GAAP, Codification did not have any impact on the financial results of the Divisions. On the effective date of Codification, substantially all existing non-Securities and Exchange Commission accounting and reporting standards were superseded and, therefore, are no longer referenced by title in the accompanying notes to the financial statements.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
The Subaccounts' investment in shares of the portfolio, series or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccounts.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1   Unadjusted quoted prices in active markets for identical assets.
Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

Each Subaccount invests in shares of open-ended mutual funds which calculate a daily NAV based on the value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares help by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 5.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus, and are reported as contract transactions on the statements of changes in net assets of the applicable Subaccounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of the Subaccounts within the Separate Account or into or out of the fixed account (an investment option in the Company's general account) are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Subaccounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
Effective December 31, 2009, the Separate Account adopted new guidance on: (i) measuring the fair value of investments in certain entities that calculate a NAV per share; (ii) how investments within its scope would be classified in the fair value hierarchy; and (iii) enhanced disclosure requirements about the nature and risks of investments measured at fair value on a recurring or non-recurring basis. As a result, the Separate Account classified all of its investments, which utilize a NAV to measure fair value, as Level 2 in the fair value hierarchy.

Effective April 1, 2009, the Separate Account adopted prospectively new guidance, which establishes general standards for accounting and disclosures of events that occur subsequent to the statements of assets and liabilities date but before financial statements are issued, as revised in February 2010. The Separate Account has provided the required disclosures, if any, in its financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)

Effective January 1, 2008, the Separate Account adopted new fair value measurements guidance which defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements and applied this guidance prospectively to assets measured at fair value. The adoption of this guidance did not have an impact on the fair value of items measured at fair value for each of the Subaccounts.

5. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable
Subaccounts:

MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

ADMINISTRATIVE -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution of each contract and the Separate Account.

ENHANCED STEPPED-UP PROVISION -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT -- For an additional charge, the Company will guarantee the periodic return on the investment.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE -- For an additional charge, the Company will guarantee payments for life after certain conditions are met.

GUARANTEED MINIMUM ACCUMULATION BENEFIT -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

FLOOR BENEFIT -- For an additional charge, the Company will guarantee a minimum variable annuity payment regardless of the performance of the variable funding options selected.

EQUITY PROTECTION -- For an additional charge, the Company will guarantee your principal (sum of purchase payments adjusted proportionally for any withdrawals).

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2009:

Mortality and Expense Risk                     0.30% - 1.90%
                                               ---------------
Administrative                                 0.10% - 0.15%
                                               ---------------
Enhanced Stepped-Up Provision                  0.15% - 0.25%
                                               ---------------
Guaranteed Minimum Withdrawal Benefit          0.25% - 1.00%
                                               ---------------
Guaranteed Minimum Withdrawal Benefit for Life 0.65% - 1.50%
                                               ---------------
Guaranteed Minimum Accumulation Benefit        0.40% - 0.50%
                                               ---------------
Floor Benefit                                  0.25% - 1.40%
                                               ---------------
Equity Protection                              0.80% - 2.10%
                                               ===============

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONTINUED)

Depending on the product and contract, a contract administrative charge may be assessed on a semi-annual or annual basis ranging from $15 to $50 for Contracts with account values of less than $40,000 to $100,000. In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are assessed through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Subaccounts.

Certain investments in the various portfolios of the MIST and MSF Trusts hold shares that are managed by MetLife Advisers, LLC, which acts in the capacity of investment advisor and is an indirect affiliate of the Company. On May 1, 2009, Met Investors Advisory, LLC, an indirect affiliate of the Company and previous manager of the MIST Trust, merged into MetLife Advisers, LLC.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS

                                                                                                   FOR THE YEAR ENDED
                                                                 AS OF DECEMBER 31, 2009            DECEMBER 31, 2009
                                                                 ----------------------- ----------------------------
                                                                                               COST OF       PROCEEDS
                                                                     SHARES     COST ($) PURCHASES ($) FROM SALES ($)
                                                                 ---------- ------------ ------------- --------------
AIM V.I. Utilities Subaccount                                       187,197    3,192,970       533,466      1,020,984
Alger Capital Appreciation Subaccount                                91,103    3,569,876       787,351        986,314
AllianceBernstein Global Thematic Growth Subaccount                  93,033    1,429,029       340,951        415,243
American Funds Bond Subaccount                                      800,100    7,935,514     6,815,801      1,521,545
American Funds Global Growth Subaccount                          10,879,448  202,376,643    15,248,881     37,897,140
American Funds Global Small Capitalization Subaccount               282,332    4,404,264     3,638,781        642,729
American Funds Growth Subaccount                                  9,136,365  478,491,668    19,952,626     61,847,092
American Funds Growth-Income Subaccount                          12,089,203  418,502,891    16,878,854     55,709,287
Credit Suisse Trust International Equity Flex III Subaccount (a)    190,466    1,104,187     1,106,179          2,005
Delaware VIP Small Cap Value Subaccount                             864,020   21,406,964     1,274,449      3,959,643
Dreyfus Socially Responsible Growth Subaccount                       24,517      603,183        36,280         50,994
DWSI Capital Growth Subaccount                                      620,967   10,237,684       925,391      2,234,614
DWSI Global Opportunities Subaccount                                373,582    4,817,472       610,348      1,065,895
DWSI Health Care Subaccount                                         277,258    3,189,044       574,899      1,529,019
DWSII Government & Agency Securities Subaccount                     495,023    6,077,607     2,337,517      3,883,014
DWSII Dreman Small Mid Cap Value Subaccount                       1,086,543   15,841,360       839,638      2,079,964
DWSII Global Thematic Subaccount                                    609,749    7,199,554       492,203      1,036,994
DWSII Technology Subaccount                                         286,618    2,417,893       695,245        558,152
Fidelity VIP Contrafund Subaccount                               12,635,684  327,735,234    17,430,229     30,719,454
Fidelity VIP Dynamic Capital Appreciation Subaccount                365,288    2,771,060       124,386        346,841
Fidelity VIP Equity-Income Subaccount                            14,293,590  301,342,802     8,368,771     19,247,444
Fidelity VIP High Income Subaccount                               5,950,987   38,086,489     4,318,119      4,471,764
Fidelity VIP Mid Cap Subaccount                                  11,902,513  330,957,835    17,611,289     35,055,608
FTVIPT Franklin Income Securities Subaccount                      2,961,333   42,901,611    15,461,332      6,528,856
FTVIPT Franklin Rising Dividends Securities Subaccount            1,359,703   23,157,105     2,102,403      5,138,455
FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount        2,614,903   48,785,141     5,147,027      7,366,940
FTVIPT Mutual Shares Securities Subaccount                        3,437,700   57,965,912     2,318,695      6,944,805
FTVIPT Templeton Developing Markets Securities Subaccount         3,194,221   33,958,663     6,134,102      2,993,738
FTVIPT Templeton Foreign Securities Subaccount                   10,724,169  149,317,257    18,149,428     26,789,891
FTVIPT Templeton Growth Securities Subaccount                     2,955,297   37,171,264     2,253,310      4,661,529
Janus Aspen Enterprise Subaccount                                   569,764   16,864,914       955,426      3,315,622
Janus Aspen Global Life Sciences Subaccount                         439,647    3,533,720       204,577      1,221,610
Janus Aspen Global Technology Subaccount                          1,621,292    6,857,229     1,129,898      1,393,550
Janus Aspen Overseas Subaccount                                   1,759,357   75,498,358     9,111,458      8,206,813
Janus Aspen Perkins Mid Cap Value Subaccount                        178,942    2,326,158       167,504        508,598
Janus Aspen Worldwide Subaccount                                     41,700    1,140,343       125,768        284,825
LMPVET Batterymarch Variable Global Equity Subaccount             3,653,676   53,779,174     1,950,667      6,320,685
LMPVET ClearBridge Variable Equity Income Builder
  Subaccount                                                     14,772,679  188,013,745     8,108,618     24,674,112
LMPVET ClearBridge Variable Aggressive Growth Subaccount         37,181,118  483,362,609     5,120,845     79,099,024
LMPVET ClearBridge Variable Appreciation Subaccount              21,952,269  496,355,601    26,896,203     92,599,896
LMPVET ClearBridge Variable Capital Subaccount                   10,865,034  147,861,427     1,505,254     19,984,594
LMPVET ClearBridge Variable Dividend Strategy Subaccount          4,630,131   45,667,169     1,277,359      6,774,513
LMPVET ClearBridge Variable Fundamental Value Subaccount         28,834,536  574,276,362     8,979,046     82,326,079
LMPVET ClearBridge Variable Investors Subaccount                 13,903,387  213,612,074     5,333,197     30,793,483
LMPVET ClearBridge Variable Large Cap Growth Subaccount           9,364,729  130,550,054     3,890,789     25,231,292
LMPVET ClearBridge Variable Mid Cap Core Subaccount               5,807,936   72,714,188     1,425,797     11,438,537
LMPVET ClearBridge Variable Small Cap Growth Subaccount           5,546,075   75,099,559     4,036,619     10,710,311
LMPVET Global Currents Variable International All Cap
  Opportunity Subaccount                                         11,676,314  125,219,631     2,667,748     11,179,599
LMPVET Investment Counsel Variable Social Awareness
  Subaccount                                                      2,525,234   59,394,958     1,912,324      6,085,163
LMPVET Lifestyle Allocation 50% Subaccount                        9,952,984  113,711,249     6,158,660     22,401,537
LMPVET Lifestyle Allocation 70% Subaccount                        5,990,455   67,752,732     2,263,550      8,785,574
LMPVET Lifestyle Allocation 85% Subaccount                        3,213,187   41,880,090     1,056,224      5,117,603

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONTINUED)

                                                                                             FOR THE YEAR ENDED
                                                           AS OF DECEMBER 31, 2009            DECEMBER 31, 2009
                                                           ----------------------- ----------------------------
                                                                                         COST OF       PROCEEDS
                                                                SHARES    COST ($) PURCHASES ($) FROM SALES ($)
                                                           ----------- ----------- ------------- --------------
LMPVIT Western Asset Variable Adjustable Rate Income
  Subaccount                                                 2,158,791  20,390,382     2,647,706      4,419,854
LMPVIT Western Asset Variable Diversified Strategic Income
  Subaccount                                                 4,418,831  40,153,708     2,867,687      7,582,023
LMPVIT Western Asset Variable Global High Yield Bond
  Subaccount                                                 1,986,027  16,429,198     3,842,355      3,499,657
LMPVIT Western Asset Variable High Income Subaccount        26,862,912 186,344,735    19,694,494     30,236,645
LMPVIT Western Asset Variable Money Market Subaccount      235,550,633 235,550,617    82,229,775    184,704,904
LMPVIT Western Asset Variable Strategic Bond Subaccount      3,891,251  39,112,677     5,639,845      6,141,234
MIST American Funds Balanced Allocation Subaccount             109,530     859,126       535,462         52,702
MIST American Funds Growth Allocation Subaccount                89,065     661,658       452,268         89,069
MIST American Funds Moderate Allocation Subaccount              68,060     588,078       488,576         20,266
MIST Batterymarch Growth and Income Subaccount              17,941,464 363,068,430     6,025,045     25,373,355
MIST BlackRock High Yield Subaccount                        13,207,411 104,909,009    16,125,131     18,537,410
MIST BlackRock Large Cap Core Subaccount                     7,281,159  76,225,186     3,846,893      9,913,173
MIST Clarion Global Real Estate Subaccount                   8,837,045 124,314,955    10,093,829     14,590,668
MIST Dreman Small Cap Value Subaccount                       1,092,353  13,226,764     4,025,535      4,207,883
MIST Harris Oakmark International Subaccount                 7,188,456 108,475,045    14,320,593     16,881,746
MIST Janus Forty Subaccount                                  9,543,172 700,975,385    21,433,723     50,088,287
MIST Lazard Mid Cap Subaccount                               9,672,035 102,299,437     6,076,124     12,779,796
MIST Legg Mason Partners Aggressive Growth Subaccount           23,225     110,150       129,540         90,959
MIST Legg Mason Value Equity Subaccount                        693,935   5,692,752       677,833      1,912,979
MIST Loomis Sayles Global Markets Subaccount                16,678,913 182,071,132     5,229,034     14,404,465
MIST Lord Abbett Bond Debenture Subaccount                   5,780,948  66,901,281    14,065,417     17,034,776
MIST Lord Abbett Growth and Income Subaccount                7,945,678 207,892,081     8,558,161     24,473,207
MIST Lord Abbett Mid Cap Value Subaccount                    4,475,631  86,459,757     3,633,427      9,951,887
MIST Met/AIM Small Cap Growth Subaccount                       737,210   8,929,736     2,423,702      1,820,749
MIST Met/Franklin Mutual Shares Subaccount                      65,601     453,631       219,284         29,743
MIST MetLife Balanced Strategy Subaccount (b)                2,600,781  19,554,995    21,280,196      1,962,974
MIST MetLife Growth Strategy Subaccount (b)                  2,524,374  18,332,221    19,800,455      1,719,751
MIST MetLife Moderate Strategy Subaccount (b)                1,481,813  11,852,403    13,390,195      1,717,525
MIST MFS Emerging Markets Equity Subaccount                 11,236,804 114,164,264    15,411,596     21,103,617
MIST MFS Research International Subaccount                   8,374,312 102,226,309     9,025,419     16,295,632
MIST Oppenheimer Capital Appreciation Subaccount            62,141,671 430,907,359     7,668,048     28,142,695
MIST PIMCO Inflation Protected Bond Subaccount               9,397,659  98,973,001    26,872,500     24,086,627
MIST PIMCO Total Return Subaccount                          36,816,474 390,433,853   412,074,535     46,721,335
MIST Pioneer Fund Subaccount                                 3,960,068  44,339,063    26,464,677      6,746,546
MIST Pioneer Strategic Income Subaccount                    23,862,632 221,222,799    86,592,742     42,959,250
MIST SSgA Growth and Income ETF Subaccount                  11,854,775 121,451,301     3,444,348     13,332,605
MIST SSgA Growth ETF Subaccount                             15,073,998 155,124,161     4,534,608     11,010,869
MIST T. Rowe Price Mid Cap Growth Subaccount                   335,928   2,371,302     1,332,411        479,514
MIST Third Avenue Small Cap Value Subaccount                11,838,181 193,971,000     8,856,334     20,477,301
MIST Turner Mid Cap Growth Subaccount                          293,076   3,537,061       500,491        762,966
MIST Van Kampen Comstock Subaccount                         28,183,975 182,067,804   202,032,544     24,474,442
MIST Van Kampen Mid Cap Growth Subaccount                    2,006,300  19,237,330     2,059,004      3,744,937
Morgan Stanley Capital Opportunities Subaccount                 39,366   1,044,513       110,704        159,094
Morgan Stanley Dividend Growth Subaccount                      173,905   2,365,659       226,404        389,059
Morgan Stanley S&P 500 Index Subaccount                        701,102   7,389,273       548,765        478,991
MSF Barclays Capital Aggregate Bond Index Subaccount        11,417,655 123,111,015    10,291,285     19,397,190
MSF BlackRock Aggressive Growth Subaccount                   5,108,286 121,661,805     4,382,669     19,072,202
MSF BlackRock Bond Income Subaccount                         2,992,613 307,556,990    58,061,690     59,865,212
MSF BlackRock Diversified Subaccount                        19,295,988 282,782,870   145,173,699     24,863,010
MSF BlackRock Large Cap Value Subaccount                     2,044,317  24,352,108     2,164,369      2,546,355
MSF BlackRock Legacy Large Cap Growth Subaccount            11,760,576 206,527,758   223,794,992     20,029,548
MSF BlackRock Money Market Subaccount                        3,356,005 335,600,196   196,362,418    301,859,959

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONCLUDED)

                                                                                             FOR THE YEAR ENDED
                                                           AS OF DECEMBER 31, 2009            DECEMBER 31, 2009
                                                           ----------------------- ----------------------------
                                                                                         COST OF       PROCEEDS
                                                               SHARES     COST ($) PURCHASES ($) FROM SALES ($)
                                                           ---------- ------------ ------------- --------------
MSF Davis Venture Value Subaccount                          1,743,736   57,603,766     4,757,500      8,541,223
MSF FI Value Leaders Subaccount                               827,685  155,692,441     4,832,499     18,148,543
MSF Jennison Growth Subaccount                              5,693,908   65,381,997     1,452,363     11,116,887
MSF Loomis Sayles Small Cap Core Subaccount (b)                 1,897      281,521       290,189          9,671
MSF Met/Dimensional International Small Company
  Subaccount (b)                                                5,202       74,498        76,201          1,804
MSF MetLife Aggressive Allocation Subaccount                6,213,739   72,408,191     7,251,312      5,498,595
MSF MetLife Conservative Allocation Subaccount              3,039,891   31,221,494    14,688,718     10,075,992
MSF MetLife Conservative to Moderate Allocation Subaccount  8,507,453   92,133,420    16,280,476     17,318,278
MSF MetLife Mid Cap Stock Index Subaccount                    563,461    7,016,549     1,266,132        799,160
MSF MetLife Moderate Allocation Subaccount                 40,874,744  467,019,414    34,630,551     44,091,468
MSF MetLife Moderate to Aggressive Allocation Subaccount   36,701,252  436,069,341    23,765,749     27,096,807
MSF MetLife Stock Index Subaccount                         34,085,215  932,875,109   486,300,710    137,076,329
MSF MFS Total Return Subaccount                             5,267,846  740,510,515    41,272,859    105,804,077
MSF MFS Value Subaccount                                    6,382,627   83,149,971     7,399,497     12,604,990
MSF Morgan Stanley EAFE Index Subaccount                    7,207,447  118,701,680     5,407,693      7,626,457
MSF Neuberger Berman Mid Cap Value Subaccount               1,106,580   24,149,765       904,641      3,043,423
MSF Oppenheimer Global Equity Subaccount                   27,812,062  432,563,811    17,506,315     41,370,204
MSF Russell 2000 Index Subaccount                           9,698,107  131,970,462     7,183,542      8,639,305
MSF T. Rowe Price Large Cap Growth Subaccount               3,863,771   52,785,067     5,003,093     10,019,380
MSF T. Rowe Price Small Cap Growth Subaccount               7,437,758   94,797,596     7,124,776     11,443,027
MSF Western Asset Management Strategic Bond Opportunities
  Subaccount                                                  667,963    7,789,670     2,020,582      2,170,596
MSF Western Asset Management U.S. Government Subaccount    15,665,263  186,472,335    21,502,036     44,591,357
Pioneer VCT Bond Subaccount                                 2,448,832   26,452,355    11,030,018      9,349,615
Pioneer VCT Cullen Value Subaccount                         1,410,470   15,717,935     2,738,154      2,858,306
Pioneer VCT Emerging Markets Subaccount                       959,021   25,215,840     5,797,568      3,870,490
Pioneer VCT Equity Income Subaccount                        1,176,143   23,806,145     2,195,763      4,874,577
Pioneer VCT Fund Subaccount                                 1,496,455   31,629,514     2,509,021      7,510,628
Pioneer VCT High Yield Subaccount                           4,752,933   41,268,052    19,185,624     14,413,219
Pioneer VCT Ibbotson Growth Allocation Subaccount          24,511,927  277,414,941    12,701,309     17,594,471
Pioneer VCT Ibbotson Moderate Allocation Subaccount        13,441,969  145,178,652    14,518,602     17,150,739
Pioneer VCT Mid Cap Value Subaccount                        3,049,915   60,848,185     2,661,920      7,878,193
Pioneer VCT Real Estate Shares Subaccount                     945,042   18,654,017     1,848,062      2,076,528
UIF Capital Growth Subaccount                                 543,471    7,675,089       747,108      2,068,441
UIF Equity and Income Subaccount                           11,572,738  148,099,003     8,419,190     25,977,793
UIF Small Company Growth Subaccount                           390,011    5,689,273       426,453        965,021
UIF U.S. Real Estate Subaccount                             1,985,162   30,487,911     2,025,314      3,306,077
UIF Value Subaccount                                        1,277,197   14,851,506       649,199      2,585,324
Van Kampen LIT Capital Growth Subaccount                      557,329   15,501,338       688,257      2,604,866
Van Kampen LIT Government Subaccount                        3,515,536   32,522,880     5,925,739      9,123,004
Van Kampen LIT Growth and Income Subaccount                 8,646,891  146,298,125     6,802,184     25,777,963
Wells Fargo VT Small/Mid Cap Value Subaccount                 535,824    5,047,496       457,097        452,796

(b) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 4, 2009 to December 31, 2009.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portolio, series, or fund for each of the periods presented in the five years ended December 31, 2009:

                                                   AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                       ----------------------------------------- --------------------------------------------------
                                                       UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                           LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                             UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       ----------- ----------------- ----------- ------------- ---------------- -------------------
AIM V.I. Utilities Subaccount     2009   1,703,060     1.178 - 1.654   2,716,233          4.58      1.55 - 2.65    11.86 - 13.13
                                  2008   2,120,045     1.051 - 1.462   3,005,689          2.63      1.55 - 2.65 (34.12) - (33.39)
                                  2007   2,469,440     1.594 - 2.195   5,279,182          1.88      1.55 - 2.65     8.89 - 18.78
                                  2006   2,609,332     1.356 - 1.848   4,720,973          3.70      1.55 - 2.65    22.21 - 23.53
                                  2005   2,293,179     1.109 - 1.496   3,373,187          3.14      1.55 - 2.65   (4.01) - 15.08
Alger Capital Appreciation        2009   2,568,654     1.342 - 1.648   4,100,549            --      1.55 - 2.65    46.68 - 48.33
  Subaccount                      2008   2,726,355     0.914 - 1.111   2,946,088            --      1.55 - 2.65 (46.69) - (46.09)
                                  2007   3,117,230     1.713 - 2.061   6,258,265            --      1.55 - 2.65   (1.42) - 31.11
                                  2006   2,554,978     1.319 - 1.572   3,936,492            --      1.55 - 2.55    11.13 - 17.14
                                  2005   2,116,370     1.138 - 1.342   2,791,102            --      1.55 - 2.55     7.67 - 18.75
AllianceBernstein Global          2009   1,859,710     0.804 - 0.821   1,520,169            --      1.65 - 1.90    50.28 - 50.64
  Thematic Growth                 2008   1,967,504     0.535 - 0.545   1,068,173            --      1.65 - 1.90 (48.51) - (48.29)
  Subaccount                      2007   2,675,537     1.039 - 1.054   2,814,482            --      1.65 - 1.90    17.67 - 17.90
                                  2006   2,190,516     0.883 - 0.894   1,954,454            --      1.65 - 1.90      6.39 - 6.56
                                  2005   2,307,864     0.830 - 0.839   1,932,597            --      1.65 - 1.90      1.72 - 2.07
American Funds Bond Subaccount    2009   5,354,874     1.477 - 1.574   8,185,030          4.01      1.40 - 1.90    10.47 - 11.08
  (Commenced 4/28/2008)           2008   1,707,759     1.337 - 1.417   2,375,182          8.67      1.40 - 1.90 (10.75) - (10.45)
American Funds Global Growth      2009 130,525,259     1.259 - 1.948 212,149,219          1.43      0.30 - 2.70    38.52 - 41.88
  Subaccount                      2008 148,315,752     0.888 - 1.392 171,788,338          1.71      0.30 - 2.70 (40.07) - (38.58)
                                  2007 169,495,269     1.474 - 2.299 321,760,742          2.69      0.30 - 2.70   (4.70) - 14.13
                                  2006 173,618,310     1.314 - 2.036 291,622,286          0.87      0.60 - 2.70     4.78 - 19.70
                                  2005 159,643,333     1.116 - 1.720 226,113,392          0.67      0.60 - 2.70     4.71 - 16.59
American Funds Global Small       2009   1,997,395     2.430 - 2.576   5,011,389          0.46      1.40 - 1.90    58.31 - 59.01
  Capitalization Subaccount       2008     638,633     1.535 - 1.620   1,017,332            --      1.40 - 1.90 (49.55) - (49.38)
  (Commenced 4/28/2008)
American Funds Growth             2009 323,767,342     0.988 - 1.543 421,186,273          0.66      0.30 - 2.70    35.68 - 38.90
  Subaccount                      2008 359,615,200     0.720 - 1.126 341,207,267          0.78      0.30 - 2.70 (45.51) - (44.10)
                                  2007 404,396,586     1.304 - 2.044 695,771,349          0.76      0.30 - 2.70     1.50 - 11.72
                                  2006 450,065,711     1.178 - 1.851 702,140,584          0.80      0.60 - 2.70     6.05 - 10.10
                                  2005 438,281,614     1.084 - 1.708 630,855,530          0.76      0.60 - 2.70   (1.12) - 19.73
American Funds Growth-Income      2009 305,682,875     0.953 - 1.377 376,941,251          1.60      0.30 - 2.75    27.57 - 30.86
  Subaccount                      2008 341,874,694     0.729 - 1.067 327,273,662          1.64      0.30 - 2.75 (39.52) - (38.03)
                                  2007 401,435,769     1.200 - 1.746 629,811,177          1.45      0.30 - 2.75    (3.07) - 4.36
                                  2006 448,353,025     1.169 - 1.691 683,271,350          1.56      0.60 - 2.75    12.07 - 14.56
                                  2005 454,437,804     1.039 - 1.493 613,002,232          1.45      0.60 - 2.75    (0.90) - 9.88
Credit Suisse Trust International 2009   1,019,821     0.772 - 1.182   1,116,134            --      1.55 - 2.65    28.26 - 29.75
  Equity Flex III Subaccount
  (Commenced 12/14/2009)
Delaware VIP Small Cap Value      2009  11,809,419     1.282 - 2.358  21,004,334          1.02      0.30 - 2.60    28.40 - 31.49
  Subaccount                      2008  13,377,371     0.975 - 1.799  18,558,123          0.81      0.30 - 2.60 (31.67) - (30.11)
                                  2007  16,388,529     1.395 - 2.582  33,497,643          0.53      0.30 - 2.60  (13.94) - (7.16)
                                  2006  18,944,541     1.694 - 2.781  44,633,441          0.26      0.60 - 2.60    13.24 - 15.49
                                  2005  23,296,777     1.496 - 2.408  47,613,484          0.36      0.60 - 2.60     3.23 - 15.30

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                              AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                  ----------------------------------------- --------------------------------------------------
                                                  UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                      LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                        UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                  ----------- ----------------- ----------- ------------- ---------------- -------------------
Dreyfus Socially Responsible 2009     574,094     0.964 - 1.151     639,903          0.64      1.55 - 2.65    29.92 - 31.39
  Growth Subaccount          2008     582,742     0.742 - 0.876     495,408          0.43      1.55 - 2.65 (36.31) - (35.59)
                             2007     598,700     1.165 - 1.360     792,444          0.27      1.55 - 2.65      4.67 - 5.84
                             2006     656,269     1.113 - 1.285     822,659            --      1.55 - 2.65      6.10 - 7.35
                             2005     639,030     1.049 - 1.197     750,074            --      1.55 - 2.65      0.86 - 6.78
DWSI Capital Growth          2009   8,917,378     0.985 - 1.218  10,469,508          1.08      1.55 - 2.65    23.17 - 24.54
  Subaccount                 2008  10,177,735     0.799 - 0.978   9,638,233          0.66      1.55 - 2.65 (34.97) - (34.27)
                             2007  12,449,333     1.228 - 1.488  18,006,933          0.25      1.55 - 2.65   (1.15) - 10.47
                             2006  13,752,175     1.123 - 1.347  18,078,133          0.20      1.55 - 2.65    (0.48) - 6.48
                             2005   8,674,019     1.100 - 1.265  10,745,435          0.24      1.55 - 2.65     3.48 - 11.97
DWSI Global Opportunities    2009   2,726,698     0.998 - 1.625   4,150,504          1.44      1.55 - 2.65    43.79 - 45.35
  Subaccount                 2008   3,092,106     0.693 - 1.118   3,249,955            --      1.55 - 2.65 (51.48) - (50.92)
                             2007   3,436,720     1.427 - 2.278   7,417,353          1.02      1.55 - 2.65      2.13 - 7.25
                             2006   3,546,894     1.344 - 2.124   7,150,397          0.91      1.55 - 2.65    18.75 - 20.00
                             2005   3,777,884     1.131 - 1.770   6,397,887          0.34      1.55 - 2.65     1.16 - 16.61
DWSI Health Care Subaccount  2009   2,380,096     1.082 - 1.346   3,035,975          1.14      1.55 - 2.65    18.59 - 19.96
                             2008   3,239,205     0.911 - 1.122   3,485,472            --      1.55 - 2.65 (25.52) - (24.70)
                             2007   3,781,290     1.222 - 1.490   5,410,164            --      1.55 - 2.65     9.88 - 11.11
                             2006   4,014,878     1.110 - 1.341   5,185,746            --      1.55 - 2.65      0.54 - 4.20
                             2005   4,480,590     1.077 - 1.287   5,590,375            --      1.55 - 2.65    (0.63) - 8.95
DWSII Government & Agency    2009   5,472,346     1.102 - 1.184   6,311,542          4.70      1.55 - 2.65      4.95 - 6.09
  Securities Subaccount      2008   7,027,315     1.050 - 1.116   7,663,328          4.25      1.55 - 2.65      1.74 - 2.86
                             2007   4,467,580     1.032 - 1.089   4,755,051          4.04      1.55 - 2.65      2.69 - 3.93
                             2006   4,873,458     1.005 - 1.054   5,013,915          3.50      1.55 - 2.65      1.10 - 2.15
                             2005   5,426,615     0.994 - 1.037   5,480,771          3.49      1.55 - 2.65    (0.58) - 0.98
DWSII Dreman Small Mid Cap   2009   6,769,158     1.064 - 1.718  10,898,028          1.69      1.55 - 2.65    25.92 - 27.35
  Value Subaccount           2008   7,699,706     0.844 - 1.349   9,778,847          1.35      1.55 - 2.65 (35.41) - (34.74)
                             2007   9,139,529     1.306 - 2.067  17,838,953          0.60      1.55 - 2.65    (0.07) - 1.13
                             2006  10,404,529     1.305 - 2.044  20,277,059          0.38      1.55 - 2.65    21.35 - 22.62
                             2005  10,844,583     1.075 - 1.667  17,276,994          0.32      1.55 - 2.65   (0.87) - 14.30
DWSII Global Thematic        2009   3,417,264     1.092 - 1.546   5,030,435          1.26      1.55 - 2.65    39.48 - 41.06
  Subaccount                 2008   3,883,900     0.782 - 1.096   4,073,603          1.13      1.55 - 2.65 (49.25) - (48.71)
                             2007   4,800,961     1.540 - 2.137   9,874,816          0.24      1.55 - 2.65      3.02 - 4.24
                             2006   4,292,759     1.493 - 2.050   8,490,261          0.19      1.55 - 2.65    11.58 - 27.65
                             2005   3,994,060     1.181 - 1.606   6,184,114            --      1.55 - 2.65     0.17 - 22.10
DWSII Technology Subaccount  2009   2,355,755     0.924 - 1.139   2,585,299            --      1.55 - 2.65    55.82 - 57.32
                             2008   2,162,417     0.593 - 0.724   1,509,302            --      1.55 - 2.65 (47.89) - (47.23)
                             2007   2,400,140     1.138 - 1.372   3,184,957            --      1.55 - 2.65   (3.20) - 12.09
                             2006   2,425,200     1.025 - 1.224   2,880,253            --      1.55 - 2.65   (8.95) - (1.13)
                             2005   2,829,966     1.045 - 1.238   3,423,884          0.11      1.55 - 2.65     0.58 - 15.49
Fidelity VIP Contrafund      2009 181,273,642     1.004 - 1.610 257,127,712          1.23      0.30 - 2.70    31.90 - 35.08
  Subaccount                 2008 193,501,420     0.759 - 1.210 204,385,840          0.80      0.30 - 2.70 (44.22) - (42.88)
                             2007 213,235,728     1.357 - 2.150 395,591,028          0.78      0.30 - 2.70     1.63 - 16.61
                             2006 217,238,460     1.185 - 1.866 347,552,039          1.04      0.60 - 2.70     1.41 - 10.72
                             2005 196,360,677     1.089 - 1.705 283,983,247          0.12      0.60 - 2.65   (1.48) - 19.20


METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                 AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                     ---------------------------------------- --------------------------------------------------
                                                     UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                         LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                           UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ----------- ----------------- ----------- ------------- ---------------- -------------------
Fidelity VIP Dynamic Capital    2009   2,259,227     0.822 - 1.350   2,578,968          0.02      0.30 - 2.50    32.49 - 35.41
  Appreciation Subaccount       2008   2,474,553     0.614 - 1.002   2,110,918          0.42      0.30 - 2.50 (42.79) - (41.56)
                                2007   3,119,214     1.062 - 1.738   4,597,424          0.11      0.30 - 2.50    (4.18) - 6.13
                                2006   3,947,554     1.009 - 1.657   5,424,170          0.23      0.60 - 2.50     0.45 - 13.09
                                2005   4,166,735     0.899 - 1.480   5,146,611            --      0.60 - 2.50     5.46 - 26.48
Fidelity VIP Equity-Income      2009 108,541,676     0.948 - 2.597 240,102,941          2.34      0.30 - 1.90    27.47 - 29.73
  Subaccount                    2008 115,661,779     0.741 - 2.019 199,519,894          2.41      0.30 - 1.90 (43.90) - (42.78)
                                2007 132,444,044     1.316 - 3.566 400,892,976          1.74      0.30 - 1.90    (0.65) - 1.22
                                2006 140,114,841     1.319 - 3.557 432,505,764          3.32      0.30 - 1.90    17.68 - 19.76
                                2005 148,557,889     1.118 - 2.996 390,160,736          1.64      0.30 - 1.90   (0.53) - 10.53
Fidelity VIP High Income        2009  14,725,421     1.247 - 2.288  31,480,724          8.11      0.30 - 1.30    42.09 - 43.51
  Subaccount                    2008  15,749,612     0.877 - 1.609  23,781,248          8.57      0.30 - 1.30 (25.93) - (25.18)
                                2007  17,441,474     1.184 - 2.172  35,721,575          7.77      0.30 - 1.30    (0.59) - 2.49
                                2006  19,961,947     1.205 - 2.140  40,452,391          7.59      0.30 - 1.30     9.71 - 10.86
                                2005  22,298,010     1.087 - 1.948  41,324,308         15.19      0.30 - 1.30      1.41 - 2.45
Fidelity VIP Mid Cap Subaccount 2009 163,964,353     1.099 - 2.099 298,753,019          0.47      0.30 - 2.70    36.02 - 39.41
                                2008 175,219,157     0.806 - 1.527 232,101,268          0.24      0.30 - 2.70 (41.24) - (39.82)
                                2007 194,928,164     1.367 - 2.573 435,231,658          0.49      0.30 - 2.70   (0.31) - 14.63
                                2006 202,604,640     1.214 - 2.269 401,512,281          0.17      0.60 - 2.70     3.20 - 11.75
                                2005 189,610,580     1.106 - 2.053 340,760,006            --      0.60 - 2.70   (0.91) - 20.72
FTVIPT Franklin Income          2009  30,320,651     1.078 - 4.290  41,814,022          8.12      1.30 - 2.70    31.95 - 33.84
  Securities Subaccount         2008  27,781,181     0.817 - 3.209  25,140,094          5.49      1.30 - 2.70 (31.52) - (30.53)
  (Commenced 5/2/2005)          2007  28,070,936     1.193 - 1.255  34,418,610          3.38      1.30 - 2.70    (4.04) - 2.40
                                2006  20,579,714     1.181 - 1.227  24,768,105          3.41      1.30 - 2.70     0.42 - 16.70
                                2005   8,531,050     1.027 - 1.052   8,854,406          0.44      1.30 - 2.55    (3.63) - 5.18
FTVIPT Franklin Rising          2009  18,663,538     0.901 - 1.240  21,564,888          1.47      1.50 - 2.65    14.27 - 15.66
  Dividends Securities          2008  21,627,695     0.786 - 1.073  21,687,343          1.84      1.50 - 2.65 (29.05) - (28.22)
  Subaccount                    2007  25,791,683     1.103 - 1.495  36,386,985          2.37      1.50 - 2.65   (5.23) - (4.14)
                                2006  27,084,209     1.160 - 1.566  40,222,505          1.05      1.50 - 2.65   (0.93) - 15.40
                                2005  25,720,494     1.079 - 1.357  33,439,039          0.90      1.45 - 2.65    (0.31) - 7.06
FTVIPT Franklin Small-Mid Cap   2009  38,242,323     0.792 - 1.463  44,113,405            --      1.25 - 2.75    39.60 - 41.80
  Growth Securities             2008  39,918,390     0.562 - 1.037  32,498,385            --      1.25 - 2.75 (44.02) - (43.20)
  Subaccount                    2007  46,602,557     0.995 - 1.837  67,189,742            --      1.25 - 2.75      5.24 - 9.89
                                2006  51,461,967     0.911 - 1.681  68,132,735            --      1.25 - 2.75   (2.74) - 10.68
                                2005  59,469,386     0.853 - 1.575  73,527,779            --      1.25 - 2.75     1.70 - 14.55
FTVIPT Mutual Shares Securities 2009  42,535,689     1.147 - 1.264  50,121,663          1.91      1.40 - 1.90    23.60 - 24.29
  Subaccount                    2008  47,564,032     0.928 - 1.017  45,238,751          2.96      1.40 - 1.90 (38.26) - (37.99)
                                2007  57,502,398     1.503 - 1.640  88,384,934          1.44      1.40 - 1.90      1.49 - 2.05
                                2006  57,394,982     1.239 - 1.772  86,503,678          0.87      0.60 - 2.70    15.23 - 17.67
                                2005 127,598,458     1.079 - 1.523 171,403,069          0.87      0.60 - 2.65     0.25 - 10.51
FTVIPT Templeton Developing     2009  15,673,026     1.745 - 2.849  31,239,521          4.01      0.30 - 1.80    69.58 - 72.16
  Markets Securities            2008  14,310,331     1.029 - 3.333  16,745,138          1.88      0.30 - 2.75  (53.56) - (8.93)
  Subaccount                    2007  49,160,016     1.880 - 4.056 152,721,262          2.31      0.30 - 2.75     1.06 - 28.01
                                2006  50,749,927     1.500 - 3.212 127,222,929          1.11      0.60 - 2.75    15.15 - 28.34
                                2005  46,875,652     1.203 - 2.557  95,464,644          1.24      0.60 - 2.75     2.15 - 27.70

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                               AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                   ----------------------------------------- --------------------------------------------------
                                                   UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                       LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                         UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                   ----------- ----------------- ----------- ------------- ---------------- -------------------
FTVIPT Templeton Foreign      2009  97,704,725     1.097 - 1.902 144,240,071          3.43      0.30 - 2.75    33.29 - 36.64
  Securities Subaccount       2008 111,025,532     0.823 - 1.412 121,590,564          2.41      0.30 - 2.75 (41.99) - (40.56)
                              2007 128,820,623     1.418 - 2.409 240,864,853          1.97      0.30 - 2.75     0.36 - 14.76
                              2006 144,140,237     1.262 - 2.123 237,798,804          1.25      0.60 - 2.75     5.63 - 20.74
                              2005 143,497,805     1.067 - 1.778 199,114,339          1.15      0.60 - 2.75     1.78 - 12.00
FTVIPT Templeton Growth       2009  26,961,380     1.100 - 4.461  30,735,098          3.17      1.40 - 1.90    28.65 - 29.32
  Securities Subaccount       2008  29,971,329     0.855 - 1.006  26,545,651          1.79      1.40 - 1.90 (43.41) - (43.13)
                              2007  33,358,379     1.511 - 1.769  52,085,357          1.33      1.40 - 1.90      0.40 - 0.91
                              2006  33,917,235     1.273 - 4.461  52,475,326          0.32      0.60 - 2.65    16.33 - 21.07
                              2005 174,829,031     1.065 - 3.820 450,592,379          1.20      0.60 - 2.65     0.08 - 10.18
Janus Aspen Enterprise        2009  24,776,585     0.502 - 1.786  17,035,938            --      0.30 - 2.60    40.68 - 44.00
  Subaccount                  2008  28,579,786     0.354 - 1.262  13,787,452          0.06      0.30 - 2.60 (45.29) - (44.02)
                              2007  32,312,340     0.643 - 2.299  27,341,621          0.07      0.30 - 2.60     3.53 - 21.04
                              2006  37,639,585     0.538 - 1.932  25,719,132            --      0.60 - 2.60     2.48 - 12.66
                              2005  44,168,328     0.484 - 1.744  26,603,760            --      0.60 - 2.60     0.14 - 17.92
Janus Aspen Global Life       2009   3,783,040     1.056 - 1.685   4,409,682            --      1.40 - 2.45    22.54 - 23.87
  Sciences Subaccount         2008   4,863,385     0.856 - 1.366   4,534,181            --      1.40 - 2.45 (30.73) - (29.98)
                              2007   6,247,528     1.228 - 1.959   8,274,842            --      1.40 - 2.45     7.01 - 20.04
                              2006   7,103,646     1.027 - 1.639   7,888,399            --      1.40 - 2.50      3.67 - 4.88
                              2005   8,222,083     0.984 - 1.570   8,731,258            --      1.40 - 2.50     9.53 - 10.72
Janus Aspen Global Technology 2009  11,535,408     0.400 - 1.711   7,376,909            --      1.40 - 2.50    53.05 - 54.61
  Subaccount                  2008  12,535,710     0.260 - 1.110   4,935,515          0.09      1.40 - 2.50 (45.40) - (44.65)
                              2007  15,556,567     0.472 - 2.017  10,864,204          0.37      1.40 - 2.50   (3.32) - 20.00
                              2006  16,742,310     0.395 - 1.688   8,626,487            --      1.40 - 2.45      5.20 - 6.30
                              2005  18,659,741     0.373 - 1.594   8,786,656            --      1.40 - 2.50     1.60 - 23.46
Janus Aspen Overseas          2009  43,929,512     1.279 - 3.093  79,311,843          0.42      1.25 - 2.50    74.67 - 76.85
  Subaccount                  2008  45,196,584     0.727 - 1.767  45,301,896          1.14      1.25 - 2.50 (53.41) - (52.82)
                              2007  46,649,433     1.551 - 3.783  98,924,859          0.46      1.25 - 2.50    24.82 - 26.43
                              2006  39,477,549     1.235 - 3.023  63,301,996          1.93      1.25 - 2.50     7.41 - 44.80
                              2005  30,624,812     0.858 - 2.108  30,587,703          1.09      1.25 - 2.50    28.72 - 33.92
Janus Aspen Perkins Mid Cap   2009   1,321,540     1.805 - 1.891   2,453,292          0.34      1.40 - 2.10    30.14 - 31.05
  Value Subaccount            2008   1,549,198     1.387 - 1.443   2,201,304          0.40      1.40 - 2.10 (29.38) - (28.92)
                              2007   1,802,779     1.964 - 2.030   3,616,456          1.25      1.40 - 2.10      4.91 - 5.67
                              2006   2,062,278     1.872 - 1.921   3,922,565          1.03      1.40 - 2.10    12.70 - 13.47
                              2005   2,101,134     1.661 - 1.693   3,530,008          0.65      1.40 - 2.10      7.72 - 8.53
Janus Aspen Worldwide         2009   1,215,231     0.748 - 1.134   1,081,304          1.30      0.30 - 1.30    35.75 - 36.96
  Subaccount                  2008   1,473,348     0.551 - 1.606     933,270          0.15      0.30 - 2.45  (45.55) - (5.61)
                              2007  34,679,126     0.711 - 1.706  28,343,346          0.55      0.30 - 2.50    (5.11) - 8.61
                              2006  39,895,818     0.662 - 1.588  29,737,903          1.61      0.60 - 2.50     8.51 - 17.31
                              2005  46,394,416     0.572 - 1.377  29,711,140          1.20      0.60 - 2.45      2.99 - 4.92
LMPVET Batterymarch           2009  37,665,030     0.823 - 1.299  39,277,028          3.11      1.30 - 2.60    17.63 - 19.29
  Variable Global Equity      2008  42,841,696     0.697 - 1.089  37,811,490          0.07      1.30 - 2.60 (42.86) - (42.11)
  Subaccount                  2007  53,650,045     1.215 - 1.881  82,583,852          0.54      1.30 - 2.60      2.17 - 3.58
                              2006  59,433,754     1.185 - 1.816  89,196,048          1.17      1.30 - 2.60    12.21 - 13.71
                              2005  61,757,365     1.052 - 1.597  82,415,988          0.84      1.30 - 2.60     1.94 - 10.96

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                UNIT VALUE(1)               INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                    LOWEST TO           NET        INCOME        LOWEST TO        LOWEST TO
                                          UNITS   HIGHEST ($)    ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                    ----------- ------------- ------------- ------------- ---------------- -------------------
LMPVET ClearBridge Variable    2009 135,980,347 0.821 - 1.221   137,170,481          3.17      0.30 - 2.70    19.33 - 22.53
  Equity Income Builder        2008 156,487,513 0.688 - 0.999   131,469,976          0.92      0.30 - 2.75 (36.73) - (35.21)
  Subaccount                   2007 193,635,280 1.086 - 1.547   255,776,152          1.33      0.30 - 2.75    (1.75) - 5.10
                               2006 206,024,660 1.105 - 1.455   263,625,366          1.58      1.30 - 2.70      0.48 - 9.40
                               2005 211,410,592 1.020 - 1.333   252,369,546          1.40      1.30 - 2.70      0.96 - 7.50
LMPVET ClearBridge Variable    2009 532,331,659 0.762 - 1.317   486,236,715            --      0.30 - 2.70    30.76 - 34.11
  Aggressive Growth            2008 622,180,674 0.574 - 0.996   428,934,280            --      0.30 - 2.70 (42.18) - (40.60)
  Subaccount                   2007 741,329,212 0.978 - 1.824   873,001,582            --      0.30 - 2.70    (6.31) - 6.75
                               2006 828,375,230 1.011 - 1.763 1,008,765,968            --      0.60 - 2.70   (0.83) - 12.52
                               2005 882,099,864 0.946 - 1.616 1,008,008,342            --      0.60 - 2.70   (1.02) - 19.50
LMPVET ClearBridge Variable    2009 397,735,990 1.012 - 1.490   463,631,605          2.10      0.60 - 2.70    18.86 - 21.39
  Appreciation Subaccount      2008 467,330,035 0.796 - 1.237   453,131,027          1.19      0.30 - 2.70 (31.28) - (29.54)
                               2007 583,776,051 1.149 - 1.775   814,727,982          1.06      0.30 - 2.70      0.32 - 7.74
                               2006 591,237,387 1.143 - 1.660   775,105,401          1.08      0.60 - 2.70     9.13 - 14.14
                               2005 652,374,697 1.014 - 1.466   758,783,275          0.86      0.60 - 2.70    (1.29) - 7.69
LMPVET ClearBridge Variable    2009  97,741,534 0.895 - 1.343   110,062,798          0.66      1.30 - 2.70    36.43 - 38.45
  Capital Subaccount           2008 115,893,792 0.653 - 0.970    95,061,000          0.05      1.30 - 2.70 (43.67) - (42.87)
                               2007 152,949,759 1.151 - 1.698   221,598,096          0.36      1.30 - 2.70    (0.94) - 0.48
                               2006 183,219,024 1.152 - 1.690   265,543,722          0.59      1.30 - 2.70     9.02 - 12.22
                               2005 217,659,613 1.033 - 1.506   283,401,915          0.37      1.30 - 2.70    (1.29) - 8.67
LMPVET ClearBridge Variable    2009  49,502,519 0.694 - 1.235    39,911,756          1.97      0.30 - 2.60    18.92 - 21.69
  Dividend Strategy            2008  57,971,618 0.576 - 1.035    38,759,544          2.71      0.30 - 2.60 (30.40) - (28.79)
  Subaccount                   2007  71,241,834 0.818 - 1.482    67,840,329          1.94      0.30 - 2.60    (0.82) - 5.77
                               2006  81,696,891 0.779 - 1.424    73,888,601          2.07      0.60 - 2.60    14.86 - 17.29
                               2005  96,864,753 0.670 - 1.235    74,835,821          1.92      0.60 - 2.60    (3.04) - 1.64
LMPVET ClearBridge Variable    2009 428,072,804 0.901 - 2.730   494,512,064          1.33      0.30 - 2.75    25.84 - 28.91
  Fundamental Value Subaccount 2008 503,204,890 0.716 - 2.135   457,409,846          1.59      0.30 - 2.75 (38.34) - (36.73)
                               2007 615,032,338 1.159 - 3.407   899,059,753          1.20      0.30 - 2.75    (8.41) - 0.62
                               2006 579,041,469 1.176 - 3.404   857,241,747          1.57      0.60 - 2.70     7.52 - 16.10
                               2005 640,934,562 1.035 - 2.948   838,842,449          0.95      0.60 - 2.70   (0.08) - 11.22
LMPVET ClearBridge Variable    2009 153,410,278 0.920 - 1.643   172,680,085          1.90      0.30 - 2.70    21.21 - 24.09
  Investors Subaccount         2008 180,915,479 0.759 - 1.327   166,124,166          1.22      0.30 - 2.70 (37.38) - (35.81)
                               2007 228,211,487 1.212 - 2.074   330,952,064          1.43      0.30 - 2.70    (4.61) - 3.29
                               2006 101,551,259 1.199 - 2.008   156,887,651          1.54      0.60 - 2.70     3.61 - 17.50
                               2005 123,030,450 1.036 - 1.709   163,740,192          1.16      0.60 - 2.70     1.34 - 11.01
LMPVET ClearBridge Variable    2009 128,748,339 0.856 - 1.510   137,942,475          0.27      0.30 - 2.70    38.57 - 42.03
  Large Cap Growth Subaccount  2008 150,824,586 0.612 - 1.067   115,654,875          0.26      0.30 - 2.70 (38.96) - (37.50)
                               2007 188,404,599 0.994 - 1.712   234,261,631          0.04      0.30 - 2.70    (1.31) - 4.65
                               2006 232,886,086 0.961 - 1.636   281,734,618          0.14      0.60 - 2.70      1.55 - 5.41
                               2005 278,785,232 0.936 - 1.573   329,657,840          0.13      0.60 - 2.70   (2.08) - 14.01
LMPVET ClearBridge Variable    2009  49,070,208 1.076 - 1.510    62,841,873          0.46      1.30 - 2.70    32.43 - 34.18
  Mid Cap Core Subaccount      2008  57,996,976 0.806 - 1.130    55,520,897          0.19      1.30 - 2.70 (37.03) - (36.11)
                               2007  71,238,308 1.269 - 1.778   107,349,964          0.37      1.30 - 2.70    (3.30) - 5.81
                               2006  84,470,972 1.208 - 1.697   121,343,232          0.53      1.30 - 2.70    11.72 - 13.30
                               2005  97,571,737 1.072 - 1.511   124,336,440          0.62      1.30 - 2.70     2.58 - 15.72

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                  AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                      ----------------------------------------- --------------------------------------------------
                                                      UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                          LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                            UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                      ----------- ----------------- ----------- ------------- ---------------- -------------------
LMPVET ClearBridge Variable      2009  54,202,034     0.962 - 1.770  68,494,048            --      0.30 - 2.75    38.93 - 42.35
  Small Cap Growth Subaccount    2008  59,867,011     0.686 - 1.262  53,919,156            --      0.30 - 2.75 (42.32) - (40.89)
                                 2007  71,547,703     1.177 - 2.168 110,867,024            --      0.30 - 2.75    (2.50) - 9.34
                                 2006  48,654,073     1.089 - 2.006  72,415,820            --      0.60 - 2.75     2.71 - 12.18
                                 2005  53,101,252     0.983 - 1.812  72,504,142            --      0.60 - 2.75   (1.49) - 15.51
LMPVET Global Currents           2009  72,264,608     0.656 - 1.431  72,976,986          1.16      0.30 - 2.45    25.53 - 28.15
  Variable International All Cap 2008  83,125,785     0.519 - 1.132  65,489,475          1.91      0.30 - 2.45 (44.82) - (43.56)
  Opportunity Subaccount         2007  99,535,027     0.933 - 2.034 140,032,107          0.89      0.30 - 2.45      3.76 - 6.07
                                 2006 117,587,244     0.891 - 1.946 158,149,388          2.06      0.30 - 2.45    22.84 - 25.44
                                 2005 136,186,093     0.719 - 1.572 147,650,094          1.33      0.30 - 2.45     9.01 - 11.39
LMPVET Investment Counsel        2009  35,265,807     0.862 - 2.837  55,656,183          1.52      0.30 - 2.50    19.84 - 22.47
  Variable Social Awareness      2008  39,745,946     0.711 - 2.339  50,092,116          1.84      0.30 - 2.50 (27.04) - (25.45)
  Subaccount                     2007  44,597,635     0.964 - 3.166  75,221,700          1.34      0.30 - 2.60     3.74 - 10.56
                                 2006  49,752,084     0.882 - 2.891  76,089,838          0.51      0.30 - 2.60     3.03 - 13.49
                                 2005  55,905,779     0.830 - 2.718  79,195,743          0.71      0.30 - 2.60    (1.02) - 7.18
LMPVET Lifestyle Allocation      2009  82,791,698     1.158 - 1.542 104,008,687          4.97      1.17 - 1.90    29.82 - 30.79
  50% Subaccount                 2008 101,668,320     0.892 - 1.179  98,139,570          3.26      1.17 - 1.90 (28.75) - (28.20)
                                 2007 127,276,506     1.252 - 1.642 171,934,433          3.41      1.17 - 1.90      1.29 - 2.05
                                 2006 145,594,514     1.236 - 1.609 193,888,194          2.71      1.17 - 1.90      6.19 - 6.91
                                 2005 169,628,482     1.164 - 1.505 212,166,507          2.22      1.17 - 1.90      0.61 - 1.35
LMPVET Lifestyle Allocation      2009  52,457,087     1.062 - 1.328  57,089,042          3.47      1.17 - 1.90    30.47 - 31.36
  70% Subaccount                 2008  61,066,781     0.814 - 1.011  50,738,235          2.32      1.17 - 1.90 (34.09) - (33.57)
                                 2007  73,092,932     1.235 - 1.522  91,454,984          2.55      1.17 - 1.90      1.90 - 2.63
                                 2006  87,069,481     1.209 - 1.483 106,393,247          1.83      1.17 - 1.90      6.78 - 7.62
                                 2005 101,949,763     1.126 - 1.378 116,033,705          1.45      1.17 - 1.90      2.81 - 3.53
LMPVET Lifestyle Allocation      2009  33,143,582     0.995 - 1.299  34,156,185          2.32      1.17 - 1.90    30.07 - 30.95
  85% Subaccount                 2008  38,462,858     0.765 - 0.992  30,330,127          1.65      1.17 - 1.90 (38.60) - (38.15)
                                 2007  45,631,090     1.246 - 1.604  58,313,241          1.51      1.17 - 1.90      1.38 - 2.17
                                 2006  53,182,538     1.229 - 1.570  66,724,256          0.99      1.17 - 1.90      7.43 - 8.20
                                 2005  64,153,803     1.144 - 1.451  74,562,883          0.44      1.17 - 1.90      4.00 - 4.84
LMPVIT Western Asset Variable    2009  19,371,479     0.861 - 0.987  17,529,423          1.87      0.30 - 2.70    14.32 - 17.08
  Adjustable Rate Income         2008  21,578,202     0.753 - 0.843  16,918,729          4.31      0.30 - 2.70 (23.29) - (21.44)
  Subaccount                     2007  30,126,619     0.981 - 1.073  30,521,526          4.33      0.30 - 2.70    (1.39) - 0.75
                                 2006  35,144,629     0.993 - 1.061  35,771,917          4.31      0.60 - 2.70      1.09 - 3.51
                                 2005  39,587,779     0.979 - 1.025  39,430,489          3.40      0.60 - 2.70    (0.31) - 1.79
LMPVIT Western Asset Variable    2009  26,699,119     1.093 - 1.445  34,599,462          5.05      1.30 - 2.60    16.24 - 17.83
  Diversified Strategic Income   2008  31,595,735     0.936 - 1.228  34,921,049          5.68      1.30 - 2.60 (15.82) - (14.74)
  Subaccount                     2007  41,508,754     1.107 - 1.442  54,059,048          4.83      1.30 - 2.60    (0.62) - 0.62
                                 2006  50,158,783     1.109 - 1.434  65,204,884          5.64      1.16 - 2.60      2.64 - 4.06
                                 2005  60,220,905     1.075 - 1.380  75,567,646          5.28      1.30 - 2.60    (0.27) - 1.42
LMPVIT Western Asset Variable    2009  10,569,292     1.082 - 1.724  14,895,212         10.68      1.40 - 2.60    51.46 - 53.38
  Global High Yield Bond         2008  11,006,706     0.713 - 1.124  10,450,813         10.04      1.40 - 2.60 (32.56) - (31.80)
  Subaccount                     2007  13,236,960     1.055 - 1.648  18,636,640          6.73      1.40 - 2.60   (4.92) - (1.44)
                                 2006  14,752,622     1.084 - 1.672  21,408,366          5.68      1.40 - 2.60      5.72 - 9.07
                                 2005  15,852,482     1.002 - 1.533  21,690,069          6.20      1.40 - 2.60    (0.20) - 3.89

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                 AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                     ----------------------------------------- --------------------------------------------------
                                                     UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                         LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                           UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ----------- ----------------- ----------- ------------- ---------------- -------------------
LMPVIT Western Asset Variable   2009 102,925,900     1.155 - 2.020 151,238,219         11.51      0.30 - 2.70    55.73 - 59.42
  High Income Subaccount        2008 123,565,072     0.736 - 1.278 115,143,440         10.18      0.30 - 2.70 (31.84) - (30.18)
                                2007 159,566,246     1.072 - 1.847 215,408,851          8.20      0.30 - 2.70    (2.40) - 0.97
                                2006 184,544,851     1.089 - 1.863 252,450,183          7.49      0.30 - 2.70     6.38 - 10.67
                                2005 209,633,796     1.000 - 1.699 263,313,301          7.92      0.30 - 2.70    (0.97) - 4.59
LMPVIT Western Asset Variable   2009 211,991,805     0.991 - 1.431 235,550,617          0.25      0.30 - 2.70   (2.52) - (0.09)
  Money Market Subaccount       2008 300,953,532     1.010 - 1.445 338,022,005          2.50      0.30 - 2.70    (0.10) - 2.32
                                2007 206,176,952     1.010 - 1.425 232,418,158          4.79      0.30 - 2.70      0.58 - 4.57
                                2006 206,111,427     0.988 - 1.374 226,874,276          4.52      0.30 - 2.70      0.10 - 4.28
                                2005 224,635,730     0.969 - 1.329 240,933,053          2.77      0.30 - 2.70      0.20 - 2.49
LMPVIT Western Asset Variable   2009  28,485,160     0.985 - 1.493  34,243,010          4.57      1.40 - 2.60    18.59 - 20.11
  Strategic Bond Subaccount     2008  29,886,687     0.826 - 1.243  30,221,472          5.95      1.40 - 2.60 (19.10) - (18.17)
                                2007  36,686,427     1.018 - 1.519  45,919,702          4.69      1.40 - 2.60    (0.64) - 0.60
                                2006  39,934,855     1.021 - 1.510  50,131,185          5.38      1.40 - 2.60      2.15 - 3.57
                                2005  40,623,641     0.993 - 1.458  50,131,485          5.03      1.40 - 2.60    (0.50) - 1.22
MIST American Funds Balanced    2009   1,066,350     0.896 - 0.911     966,059            --      0.30 - 1.30    27.64 - 28.85
  Allocation Subaccount         2008     460,585     0.703 - 0.707     324,976          9.23      0.30 - 1.15 (29.79) - (29.38)
  (Commenced 4/28/2008)
MIST American Funds Growth      2009     860,371     0.842 - 0.857     733,008            --      0.30 - 1.30    32.18 - 33.70
  Allocation Subaccount         2008     361,073     0.637 - 0.641     231,081          8.34      0.30 - 1.30 (36.32) - (35.88)
  (Commenced 4/28/2008)
MIST American Funds Moderate    2009     664,781     0.937 - 0.953     628,194            --      0.30 - 1.30    21.85 - 22.97
  Allocation Subaccount         2008     127,658     0.769 - 0.775      98,733          6.60      0.30 - 1.30 (23.20) - (22.67)
  (Commenced 4/28/2008)
MIST Batterymarch Growth and    2009  14,486,682    1.002 - 19.108 261,765,961          2.26      1.00 - 1.65    20.00 - 20.68
  Income Subaccount             2008  15,925,617    0.835 - 15.834 239,145,150          1.44      1.00 - 1.65 (37.92) - (37.50)
  (Commenced 5/1/2006)          2007  18,277,607    1.345 - 25.333 440,328,684          0.87      1.00 - 1.65      6.07 - 6.77
                                2006  21,299,043    1.268 - 23.727 482,879,112            --      1.00 - 1.65      7.55 - 8.09
MIST BlackRock High Yield       2009  52,060,128     1.099 - 6.584 105,877,776          5.75      0.19 - 2.65    42.84 - 46.92
  Subaccount                    2008  55,599,982     0.769 - 4.524  78,057,547          7.33      0.19 - 2.65 (26.75) - (24.36)
  (Commenced 5/1/2006)          2007  63,143,456     1.132 - 6.037 120,841,696          5.94      0.19 - 2.64    (3.27) - 2.16
                                2006  45,095,489     1.151 - 1.603  65,000,201            --      0.60 - 2.65      3.01 - 6.11
MIST BlackRock Large Cap        2009  63,249,054     0.712 - 1.314  56,574,643          1.44      0.30 - 2.75    15.99 - 18.86
  Core Subaccount               2008  71,441,239     0.607 - 1.123  54,264,589          0.59      0.30 - 2.75 (39.06) - (37.48)
  (Commenced 5/1/2006)          2007  85,113,395     0.983 - 1.827 104,311,222          0.71      0.30 - 2.70    (2.36) - 5.26
                                2006 101,594,807     0.938 - 1.744 118,294,948            --      0.60 - 2.70     5.05 - 10.59
MIST Clarion Global Real Estate 2009  98,568,292     0.750 - 1.979  84,648,075          3.61      0.30 - 2.75    31.31 - 34.81
  Subaccount                    2008 105,420,478     0.570 - 1.490  68,580,445          2.12      0.30 - 2.75 (43.20) - (41.78)
  (Commenced 11/14/2005)        2007 124,374,407     1.003 - 2.594 140,702,795          1.01      0.30 - 2.75  (24.83) - (2.70)
                                2006 139,168,963     1.211 - 1.454 170,229,023          0.01      0.30 - 2.75   (1.14) - 35.26
                                2005     306,793     1.074 - 1.075     329,565            --      1.70 - 2.60    (0.19) - 7.40

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                    ----------------------------------------- --------------------------------------------------
                                                    UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                        LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                          UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                    ----------- ----------------- ----------- ------------- ---------------- -------------------
MIST Dreman Small Cap Value    2009  11,126,251     0.984 - 1.296  13,676,299          0.92      0.30 - 2.70    25.72 - 28.66
  Subaccount                   2008  11,190,143     0.772 - 1.017  10,817,418          0.75      0.30 - 2.70 (27.24) - (25.45)
  (Commenced 5/1/2006)         2007  10,129,896     1.045 - 1.377  13,308,156            --      0.30 - 2.70  (11.59) - (1.49)
                               2006   6,819,826     1.068 - 1.408   9,181,770          0.61      0.60 - 2.70   (0.37) - 18.86
MIST Harris Oakmark            2009  65,954,572     0.986 - 1.786  86,620,909          8.30      0.30 - 2.70    51.28 - 55.03
  International Subaccount     2008  73,645,655     0.646 - 1.168  62,788,056          2.06      0.30 - 2.70 (42.32) - (40.90)
  (Commenced 5/1/2006)         2007  89,021,152     1.109 - 2.005 130,584,087          0.94      0.29 - 2.69  (11.52) - (1.45)
                               2006  97,474,617     1.139 - 2.057 145,215,968            --      0.56 - 2.66     4.17 - 17.50
MIST Janus Forty Subaccount    2009 178,453,861     0.690 - 7.156 617,906,720            --      0.30 - 2.75    39.33 - 42.78
  (Commenced 5/1/2006)         2008 184,741,781     0.491 - 5.059 456,343,114          6.04      0.30 - 2.75 (43.44) - (42.04)
                               2007 191,666,259     0.859 - 8.811 845,500,235          0.17      0.30 - 2.75   (0.95) - 30.11
                               2006 214,476,771     0.671 - 6.839 749,436,415            --      0.30 - 2.75     1.73 - 13.45
MIST Lazard Mid Cap Subaccount 2009  64,642,037     0.855 - 2.185  90,411,267          1.37      0.30 - 2.65    33.13 - 36.70
  (Commenced 4/30/2007)        2008  69,717,278     0.639 - 1.603  72,983,686          0.08      0.30 - 2.65  (39.91) - (3.15)
                               2007   5,965,059     1.059 - 1.161   6,737,323            --      0.30 - 2.60  (14.93) - (5.73)
MIST Legg Mason Partners       2009     206,409     0.625 - 0.683     138,656            --      0.30 - 1.30    31.30 - 32.62
  Aggressive Growth Subaccount 2008     103,980     0.491 - 0.515      52,646            --      0.30 - 0.90 (36.79) - (36.53)
  (Commenced 4/28/2008)
MIST Legg Mason Value Equity   2009   7,082,207     0.590 - 0.660   4,295,464          1.79      0.30 - 2.60    34.40 - 37.50
  Subaccount                   2008   9,703,866     0.439 - 0.480   4,349,147          0.02      0.30 - 2.60 (55.79) - (54.76)
  (Commenced 11/14/2005)       2007   8,033,958     0.993 - 1.013   8,088,383            --      1.70 - 2.60   (8.39) - (7.49)
                               2006   8,080,451     1.084 - 1.095   8,812,069            --      1.70 - 2.60      3.83 - 9.20
                               2005   3,024,819     1.043 - 1.045   3,158,285            --      1.70 - 2.60    (1.79) - 4.50
MIST Loomis Sayles Global      2009  43,268,117     1.440 - 4.312 166,789,133          2.44      0.30 - 1.65    38.65 - 40.52
  Markets Subaccount           2008  46,805,268     1.036 - 3.096 129,910,023          5.05      0.30 - 1.65 (40.09) - (39.26)
  (Commenced 4/30/2007)        2007  52,358,564     1.725 - 5.148 243,698,087            --      0.30 - 1.65    19.39 - 20.46
MIST Lord Abbett Bond          2009  45,437,764     1.245 - 1.982  70,758,842          7.78      0.30 - 2.65    33.50 - 36.72
  Debenture Subaccount         2008  50,357,034     0.938 - 1.462  58,397,632          4.53      0.30 - 2.65 (20.53) - (18.67)
  (Commenced 5/1/2006)         2007  60,470,520     1.178 - 1.813  88,568,023          5.47      0.30 - 2.65      1.31 - 6.16
                               2006  63,399,577     1.130 - 1.717  89,513,985            --      0.60 - 2.65      4.06 - 5.79
MIST Lord Abbett Growth and    2009 178,302,083     0.770 - 4.000 149,934,901          2.27      0.30 - 2.70    15.27 - 18.02
  Income Subaccount            2008 200,939,476     0.668 - 3.431 145,054,521          1.55      0.30 - 2.70 (38.03) - (36.47)
  (Commenced 11/14/2005)       2007 239,539,828     1.078 - 1.407 267,772,267          0.68      0.05 - 2.70    (2.62) - 3.32
                               2006 191,555,885     1.068 - 1.187 209,981,658          0.02      0.35 - 2.70     6.69 - 15.80
                               2005     492,132     1.024 - 1.025     504,179          1.25      1.70 - 2.60    (0.77) - 2.40
MIST Lord Abbett Mid Cap       2009  70,579,098     0.765 - 1.078  56,795,766          2.21      0.30 - 2.70    23.15 - 26.08
  Value Subaccount             2008  80,119,831     0.620 - 0.855  51,848,646          0.58      0.30 - 2.75 (40.44) - (38.93)
  (Commenced 11/14/2005)       2007  94,328,307     1.041 - 1.401 101,596,400          0.06      0.30 - 2.75  (11.39) - (0.56)
                               2006   4,978,445     1.064 - 1.142   5,537,536          0.32      1.30 - 2.70   (0.47) - 15.75
                               2005     748,298     1.034 - 1.035     774,357          0.80      1.70 - 2.60    (0.86) - 3.50
MIST Met/AIM Small Cap         2009   7,370,837     0.907 - 1.169   8,271,522            --      0.30 - 2.70    30.71 - 33.87
  Growth Subaccount            2008   6,688,902     0.685 - 0.882   5,665,418            --      0.30 - 2.70 (40.29) - (38.81)
  (Commenced 5/1/2006)         2007   4,965,688     1.129 - 1.455   6,946,984            --      0.30 - 2.70   (7.16) - 10.77
                               2006   3,177,286     1.026 - 1.322   4,073,297            --      0.60 - 2.70   (1.47) - 14.44

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                               AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                   ----------------------------------------- --------------------------------------------------
                                                   UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                       LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                         UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                   ----------- ----------------- ----------- ------------- ---------------- -------------------
MIST Met/Franklin Mutual      2009     658,147     0.800 - 0.809     530,058            --      1.70 - 2.35    21.95 - 22.76
  Shares Subaccount           2008     386,422     0.656 - 0.659     254,151         10.69      1.70 - 2.25 (34.37) - (34.19)
  (Commenced 4/28/2008)
MIST MetLife Balanced         2009  23,223,388     0.944 - 1.070  24,265,282            --      1.55 - 2.65    22.33 - 23.27
  Strategy Subaccount
  (Commenced 5/4/2009)
MIST MetLife Growth           2009  22,113,186     0.941 - 1.083  23,350,459            --      1.55 - 2.55    26.14 - 27.11
  Strategy Subaccount
  (Commenced 5/4/2009)
MIST MetLife Moderate         2009  13,266,871     0.996 - 1.113  14,418,041            --      1.55 - 2.55    20.11 - 20.98
  Strategy Subaccount
  (Commenced 5/4/2009)
MIST MFS Emerging Markets     2009  45,575,766     1.276 - 3.195 106,330,059          1.85      0.30 - 2.75    64.38 - 68.59
  Equity Subaccount           2008  49,186,008     0.776 - 1.928  69,356,966          0.98      0.30 - 2.75   (58.76) - 0.58
  (Commenced 4/30/2007)       2007  22,838,831     2.030 - 4.094  69,677,937            --      0.30 - 2.65     0.00 - 26.05
MIST MFS Research             2009  57,249,025     1.038 - 1.809  77,964,871          3.25      0.30 - 2.65    28.09 - 31.20
  International Subaccount    2008  65,026,844     0.810 - 1.398  68,048,654          1.70      0.30 - 2.65 (44.56) - (42.53)
  (Commenced 11/14/2005)      2007  57,544,188     1.442 - 2.468 102,336,302          0.15      0.30 - 2.60   (3.39) - 11.36
                              2006   5,651,436     1.307 - 1.320   7,437,528          1.36      1.70 - 2.60    11.89 - 24.41
                              2005     322,712     1.059 - 1.061     342,188          0.70      1.70 - 2.60    (0.28) - 6.53
MIST Oppenheimer Capital      2009 431,970,938     0.779 - 0.878 351,416,197            --      0.30 - 2.65    39.93 - 43.70
  Appreciation Subaccount     2008 458,261,491     0.550 - 0.611 261,896,842          0.31      0.30 - 2.65 (47.40) - (45.98)
  (Commenced 5/1/2006)        2007  26,945,381     1.114 - 1.137  30,451,362            --      1.40 - 2.65   (3.52) - 12.69
                              2006  25,498,695     1.001 - 1.009  25,665,518            --      1.40 - 2.65   (0.59) - 11.07
MIST PIMCO Inflation          2009  85,594,721     1.092 - 1.323 104,939,462          3.81      0.30 - 2.75    14.94 - 18.00
  Protected Bond Subaccount   2008  84,875,080     0.947 - 1.132  89,827,203          3.82      0.30 - 2.70   (9.46) - (7.14)
  (Commenced 11/14/2005)      2007  73,914,152     1.041 - 1.228  86,351,508          0.17      0.80 - 2.70     0.00 - 10.15
                              2006   4,512,924     0.977 - 0.987   4,439,945          2.92      0.30 - 2.60   (2.20) - (1.30)
                              2005   1,391,214     0.999 - 1.000   1,390,519            --      1.70 - 2.60    (0.99) - 0.81
MIST PIMCO Total Return       2009 309,041,939     1.213 - 1.724 437,011,528          0.57      0.30 - 2.70    10.87 - 16.13
  Subaccount                  2008  20,657,165     1.055 - 1.085  22,251,150          3.60      1.70 - 2.60   (2.22) - (1.36)
  (Commenced 11/14/2005)      2007  17,237,540     1.079 - 1.100  18,856,207          3.31      1.70 - 2.60      4.86 - 5.77
                              2006  15,842,977     1.029 - 1.040  16,420,536          2.29      1.70 - 2.60      1.78 - 2.77
                              2005   3,430,988     1.011 - 1.012   3,469,914            --      1.70 - 2.60      0.30 - 1.51
MIST Pioneer Fund Subaccount  2009  35,071,315     0.778 - 1.690  48,615,076          1.01      0.30 - 2.60    20.72 - 26.30
  (Commenced 5/1/2006)        2008  16,387,552     0.680 - 1.382  18,839,100          1.12      0.30 - 2.60 (34.56) - (32.98)
                              2007  18,642,832     1.026 - 2.083  32,327,745          0.89      0.30 - 2.60    (1.73) - 4.65
                              2006  21,298,211     0.989 - 2.009  35,569,034            --      0.30 - 2.60     6.84 - 10.95
MIST Pioneer Strategic Income 2009 167,562,465     1.174 - 2.399 249,602,835          4.51      0.30 - 2.75    22.59 - 32.67
  Subaccount                  2008 132,562,461     0.949 - 1.824 156,083,247          6.69      0.30 - 2.70 (14.11) - (10.96)
  (Commenced 5/1/2006)        2007 137,915,159     1.088 - 2.067 187,183,787          0.68      0.30 - 2.70    (0.25) - 6.25
                              2006 139,920,997     1.044 - 1.961 183,340,432          4.59      0.30 - 2.70      1.32 - 4.57

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                   AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                       ----------------------------------------- --------------------------------------------------
                                                       UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                           LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                             UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       ----------- ----------------- ----------- ------------- ---------------- -------------------
MIST SSgA Growth and              2009 118,121,815             1.036 122,341,279          2.14             1.25            23.33
  Income ETF Subaccount           2008 130,577,256             0.840 109,653,164          1.90             1.25           (25.99)
  (Commenced 11/14/2005           2007 147,441,601             1.135 167,304,437            --             1.25             4.13
  and began transactions in 2006) 2006 158,709,583             1.090 173,013,019          1.47             1.25             9.00
MIST SSgA Growth ETF              2009 151,971,206             0.976 148,328,139          1.93             1.25            27.42
  Subaccount                      2008 161,274,026             0.766 123,461,622          1.56             1.25           (33.74)
  (Commenced 11/14/2005 and       2007 175,301,265             1.156 202,730,917            --             1.25             4.24
  began transactions in 2006)     2006 181,206,750             1.109 200,905,447          1.09             1.25            10.90
MIST T. Rowe Price Mid Cap        2009   2,174,650     0.755 - 1.302   2,536,266            --      1.55 - 2.65    29.50 - 43.23
  Growth Subaccount               2008   1,198,311     0.761 - 0.909   1,061,661            --      1.55 - 2.65 (38.51) - (38.05)
  (Commenced 4/28/2008)
MIST Third Avenue Small Cap       2009 135,415,681     0.810 - 1.619 149,634,615          1.19      0.30 - 2.70    23.10 - 26.11
  Value Subaccount                2008 150,325,118     0.658 - 1.298 132,190,608          0.77      0.30 - 2.70 (31.74) - (30.08)
  (Commenced 5/1/2006)            2007 177,121,221     0.964 - 1.876 223,905,276          0.36      0.30 - 2.70  (10.65) - (3.56)
                                  2006  63,225,110     1.021 - 1.792  70,653,137            --      0.60 - 2.70      1.79 - 5.99
MIST Turner Mid Cap Growth        2009   2,403,026     1.074 - 1.371   3,118,333            --      1.55 - 2.65    43.39 - 44.93
  Subaccount                      2008   2,586,292     0.749 - 0.946   2,331,082            --      1.55 - 2.65 (45.80) - (45.39)
  (Commenced 4/28/2008)
MIST Van Kampen Comstock          2009 212,159,391     0.834 - 1.373 237,036,843          0.01      0.30 - 2.75    23.19 - 31.15
  Subaccount                      2008     938,859     0.677 - 0.696     648,344          2.17      1.70 - 2.60 (37.55) - (37.01)
  (Commenced 11/14/2005)          2007   1,286,953     1.084 - 1.105   1,416,028          1.48      1.70 - 2.60   (5.41) - (4.08)
                                  2006   1,279,856     1.141 - 1.152   1,471,570            --      1.70 - 2.60     1.06 - 14.06
                                  2005     104,387     1.009 - 1.010     105,369          2.33      1.70 - 2.60    (1.18) - 0.90
MIST Van Kampen Mid Cap           2009  15,136,307     0.750 - 2.045  17,892,218          0.01      0.30 - 2.60    53.24 - 56.78
  Growth Subaccount               2008  16,241,619     0.485 - 1.321  12,604,861          0.43      0.30 - 2.60 (49.06) - (47.29)
  (Commenced 11/14/2005)          2007   3,986,582     1.311 - 1.336   5,299,998            --      1.70 - 2.60   (7.20) - 21.34
                                  2006   4,406,247     1.090 - 1.101   4,834,885            --      1.70 - 2.60      5.62 - 6.58
                                  2005     736,746     1.032 - 1.033     760,699            --      1.70 - 2.60    (1.43) - 3.20
Morgan Stanley Capital            2009     921,618     1.128 - 1.419   1,228,624          0.12      1.60 - 2.60    66.53 - 68.13
  Opportunities Subaccount        2008     938,169     0.676 - 0.844     753,390          0.17      1.60 - 2.60 (49.11) - (48.57)
                                  2007   1,543,165     1.326 - 1.641   2,443,108          0.16      1.60 - 2.60    16.12 - 17.30
                                  2006   1,027,015     1.142 - 1.399   1,389,661            --      1.60 - 2.60      1.29 - 2.27
                                  2005   1,016,022     1.124 - 1.368   1,353,782            --      1.60 - 2.60     3.79 - 22.19
Morgan Stanley Dividend           2009   2,297,823     0.863 - 1.029   2,276,427          1.75      1.60 - 2.50    20.90 - 22.06
  Growth Subaccount               2008   2,424,014     0.711 - 0.843   1,981,211          0.42      1.60 - 2.50 (38.06) - (37.51)
                                  2007   2,901,396     1.193 - 1.349   3,816,301          1.01      1.60 - 2.50    (5.62) - 2.27
                                  2006   3,107,296     1.177 - 1.319   4,019,208          1.15      1.60 - 2.50      8.08 - 9.10
                                  2005   3,176,334     1.089 - 1.209   3,788,337          1.11      1.60 - 2.50      2.78 - 5.32
Morgan Stanley S&P 500 Index      2009   6,684,139     0.890 - 1.095   7,067,118          2.54      1.55 - 2.60    22.77 - 24.19
  Subaccount                      2008   6,631,301     0.722 - 0.883   5,673,311          2.18      1.55 - 2.60 (38.88) - (38.23)
                                  2007   6,967,206     1.178 - 1.430   9,696,418          1.53      1.55 - 2.60      2.29 - 3.36
                                  2006   7,539,294     1.147 - 1.384  10,207,594          1.43      1.55 - 2.60    12.32 - 13.44
                                  2005   8,719,992     1.019 - 1.220  10,480,009          1.51      1.55 - 2.60    (1.15) - 6.44

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                 AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                     ----------------------------------------- --------------------------------------------------
                                                     UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                         LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                           UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ----------- ----------------- ----------- ------------- ---------------- -------------------
MSF Barclays Capital Aggregate  2009  62,894,452     1.181 - 2.241 124,909,151          6.40      0.30 - 1.40      3.69 - 4.85
  Bond Index Subaccount         2008  71,329,220     1.139 - 2.158 135,715,355          4.71      0.30 - 1.40      4.50 - 5.66
  (Commenced 11/12/2007)        2007  85,048,945     1.090 - 2.062 154,016,372            --      0.30 - 1.40      1.27 - 1.43
MSF BlackRock Aggressive        2009 136,340,583     0.533 - 1.463 118,461,145          0.07      0.30 - 2.70    45.36 - 48.77
  Growth Subaccount             2008 154,809,818     0.364 - 0.998  91,555,768            --      0.30 - 2.70 (47.24) - (45.92)
  (Commenced 5/1/2006)          2007 185,128,306     0.683 - 1.874 206,830,312            --      0.30 - 2.70   (0.56) - 19.69
                                2006 221,481,261     0.577 - 1.584 209,191,278            --      0.60 - 2.70    (3.09) - 9.61
MSF BlackRock Bond Income       2009 254,242,025     0.970 - 1.805 310,155,879          6.84      0.30 - 2.75      5.70 - 9.11
  Subaccount                    2008 265,533,848     0.912 - 1.671 305,259,676          5.16      0.30 - 2.75   (9.43) - (3.72)
  (Commenced 5/1/2006)          2007 316,222,898     1.044 - 1.753 388,189,298          3.22      0.30 - 2.70      1.11 - 6.01
                                2006 358,237,572     1.006 - 1.672 422,073,952            --      0.30 - 2.70      3.00 - 4.82
MSF BlackRock Diversified       2009 141,009,077     0.974 - 5.481 281,893,639          2.89      0.30 - 2.65    13.92 - 18.94
  Subaccount                    2008  68,632,597     0.855 - 1.964 122,906,726          2.82      0.30 - 2.65 (26.08) - (23.80)
  (Commenced 4/30/2007)         2007  72,810,413     1.185 - 2.645 182,396,183            --      0.30 - 1.65      0.34 - 1.22
MSF BlackRock Large Cap         2009  18,388,146     0.790 - 1.118  19,257,470          1.36      0.30 - 2.65     8.19 - 10.69
  Value Subaccount              2008  18,738,894     0.730 - 1.010  17,997,131            --      0.30 - 2.65 (32.35) - (31.26)
  (Commenced 4/28/2008)
MSF BlackRock Legacy Large      2009 278,436,667     0.600 - 2.847 269,927,201            --      0.30 - 2.75    28.38 - 30.51
  Cap Growth Subaccount         2008       8,268             2.335      19,311            --             0.30           (34.82)
  (Commenced 4/28/2008)
MSF BlackRock Money Market      2009 292,409,144     1.000 - 1.866 335,600,209          0.45      0.30 - 2.75    (2.34) - 0.09
  Subaccount                    2008 380,710,006     1.023 - 1.890 441,091,140          2.77      0.30 - 2.90    (0.10) - 3.28
  (Commenced 5/1/2006)          2007 296,236,103     1.020 - 1.298 335,896,555          4.94      0.30 - 2.90      0.29 - 4.42
                                2006 226,079,051     0.995 - 1.243 247,590,076          3.29      0.60 - 2.90      0.00 - 2.90
MSF Davis Venture Value         2009  46,272,413     0.820 - 1.219  49,036,833          1.55      0.30 - 2.75    28.12 - 31.64
  Subaccount                    2008  50,458,028     0.633 - 0.941  41,210,080            --      0.30 - 2.75 (38.81) - (37.72)
  (Commenced 4/28/2008)
MSF FI Value Leaders Subaccount 2009  90,780,311     0.790 - 1.492 103,755,815          2.82      0.30 - 2.65    18.31 - 21.34
  (Commenced 5/1/2006)          2008 105,348,325     0.664 - 1.243 100,762,189          1.84      0.30 - 2.65 (40.60) - (39.17)
                                2007 122,428,834     1.113 - 2.067 196,125,953          0.85      0.30 - 2.65    (5.58) - 3.43
                                2006 144,737,748     1.094 - 2.014 228,429,756            --      0.60 - 2.65      1.86 - 3.31
MSF Jennison Growth Subaccount  2009  92,196,381     0.492 - 1.368  61,763,702          0.04      0.30 - 2.60    36.00 - 39.13
  (Commenced 4/28/2008)         2008 110,066,602     0.357 - 0.995  52,990,327            --      0.30 - 2.60 (34.22) - (33.18)
MSF Loomis Sayles Small Cap     2009     123,912     2.398 - 2.718     325,388            --      1.70 - 2.50    26.14 - 26.77
  Core Subaccount
  (Commenced 5/4/2009)
MSF Met/Dimensional             2009      53,278     1.408 - 1.421      75,431            --      1.70 - 2.50    38.45 - 39.18
  International Small Company
  Subaccount
  (Commenced 5/4/2009)

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                             AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------- --------------------------------------------------
                                                   UNIT VALUE(1)               INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                       LOWEST TO           NET        INCOME        LOWEST TO        LOWEST TO
                                             UNITS   HIGHEST ($)    ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       ----------- ------------- ------------- ------------- ---------------- -------------------
MSF MetLife Aggressive            2009  66,763,928 0.788 - 0.887    57,912,078          2.17      0.30 - 2.60    28.08 - 31.02
  Allocation Subaccount           2008  65,363,759 0.615 - 0.677    43,639,028          0.52      0.30 - 2.60 (41.98) - (40.61)
  (Commenced 11/14/2005           2007  68,089,229 1.060 - 1.146    77,117,339          0.03      0.30 - 2.60    (8.11) - 2.98
  and began transactions in 2006) 2006   8,380,176 1.053 - 1.124     8,993,489          0.03      0.30 - 2.60     4.05 - 12.55
MSF MetLife Conservative          2009  30,329,127 1.040 - 1.144    32,861,250          3.10      0.30 - 2.70    17.38 - 20.17
  Allocation Subaccount           2008  26,245,707 0.886 - 0.952    23,973,280          0.89      0.30 - 2.70 (16.65) - (14.70)
  (Commenced 11/14/2005           2007  15,892,326 1.067 - 1.116    17,241,806            --      0.30 - 2.50    (0.09) - 5.28
  and began transactions in 2006) 2006   6,328,313 1.036 - 1.060     6,590,303          0.11      0.30 - 2.50      0.97 - 5.80
MSF MetLife Conservative          2009  86,062,934 0.983 - 1.086    89,073,057          3.32      0.30 - 2.50    20.61 - 23.27
  to Moderate Allocation          2008  89,863,744 0.815 - 0.881    76,216,690          1.12      0.30 - 2.50 (23.55) - (21.83)
  Subaccount                      2007  93,106,882 1.067 - 1.127   102,041,214            --      0.30 - 2.45    (1.10) - 4.55
  (Commenced 11/14/2005           2006  10,121,656 1.043 - 1.078    10,666,045          0.14      0.30 - 2.45    (0.67) - 8.71
  and began transactions in 2006)
MSF MetLife Mid Cap Stock         2009   6,859,089         0.912     6,254,414          1.77             1.25            35.31
  Index Subaccount                2008   6,459,837         0.674     4,353,823          1.37             1.25           (36.95)
  (Commenced 5/1/2006)            2007   5,333,803         1.069     5,703,436          0.72             1.25             6.37
                                  2006   2,799,148         1.005     2,811,968            --             1.25             0.10
MSF MetLife Moderate              2009 422,006,805 0.908 - 1.023   411,199,938          3.02      0.30 - 2.75    23.17 - 26.14
  Allocation Subaccount           2008 448,656,252 0.737 - 0.811   349,923,570          0.82      0.30 - 2.75 (30.60) - (28.80)
  (Commenced 11/14/2005           2007 479,135,478 1.063 - 1.139   530,119,596            --      0.30 - 2.70    (3.58) - 4.02
  and began transactions in 2006) 2006  42,183,505 1.047 - 1.095    44,694,570          0.05      0.30 - 2.70   (0.38) - 10.81
MSF MetLife Moderate to           2009 385,002,457 0.845 - 0.959   356,369,177          2.58      0.30 - 2.65    25.71 - 28.72
  Aggressive Allocation           2008 401,062,441 0.672 - 0.745   290,979,056          0.62      0.30 - 2.65 (36.84) - (35.33)
  Subaccount                      2007 442,105,761 1.065 - 1.152   499,873,765          0.02      0.30 - 2.60    (5.55) - 3.50
  (Commenced 11/14/2005           2006  41,298,469 1.052 - 1.113    44,253,248          0.04      0.30 - 2.60     4.99 - 12.69
  and began transactions in 2006)
MSF MetLife Stock Index           2009 956,309,555 0.696 - 1.820   894,068,941          1.48      0.28 - 3.50    22.80 - 28.15
  Subaccount                      2008 491,992,717 0.558 - 1.450   354,305,788          1.98      0.28 - 2.50 (38.82) - (37.32)
  (Commenced 5/1/2006)            2007 531,845,303 0.899 - 2.319   615,919,014          0.02      0.28 - 1.63    (1.67) - 3.87
                                  2006   3,215,810         1.086     3,490,938            --             1.25             8.49
MSF MFS Total Return              2009 424,517,109 0.846 - 2.605   636,362,549          4.24      0.30 - 2.75    15.10 - 18.01
  Subaccount                      2008 485,162,845 0.735 - 2.227   625,319,073          3.54      0.30 - 2.90 (24.58) - (22.59)
  (Commenced 5/1/2006)            2007 592,318,130 0.973 - 2.900 1,001,081,924          2.00      0.30 - 2.90    (3.63) - 3.88
                                  2006 660,387,222 1.064 - 2.817 1,099,814,721            --      0.30 - 2.70      2.14 - 9.19
MSF MFS Value Subaccount          2009  58,644,242 1.024 - 1.470    71,463,612            --      0.30 - 2.70    17.51 - 20.39
  (Commenced 5/1/2006)            2008  62,480,214 0.864 - 1.245    64,279,938          1.88      0.30 - 2.70 (34.35) - (31.31)
                                  2007  61,212,759 1.305 - 1.887    95,032,956            --      0.30 - 2.70    (2.29) - 6.94
                                  2006  58,246,549 1.236 - 1.793    86,361,909          1.31      0.60 - 2.70     0.58 - 12.66
MSF Morgan Stanley EAFE           2009  48,947,939 0.854 - 2.025    81,732,457          4.32      0.30 - 1.60    26.52 - 28.27
  Index Subaccount                2008  52,994,262 0.675 - 1.594    69,092,998          3.03      0.30 - 1.60 (42.99) - (42.23)
  (Commenced 5/1/2006)            2007  61,113,909 1.184 - 2.786   137,682,866          0.02      0.30 - 1.60    (1.47) - 9.29
                                  2006      73,275 1.086 - 1.087        79,571            --      1.40 - 1.60    15.90 - 18.41

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                               AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                    ------------------------------------- -------------------------------------------------

                                                UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                    LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                          UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                    ----------- ------------- ----------- ------------- ---------------- -------------------
MSF Neuberger Berman Mid Cap   2009  13,067,556 0.922 - 1.586  17,694,207          1.60      1.40 - 2.60    44.25 - 46.12
  Value Subaccount             2008  15,069,022 0.636 - 1.092  13,966,556          0.88      1.40 - 2.60 (48.66) - (48.09)
  (Commenced 4/30/2007)        2007  18,555,447 1.236 - 2.113  33,318,738            --      1.40 - 2.60   (7.66) - (6.90)
MSF Oppenheimer Global         2009 410,567,773 0.849 - 1.589 374,398,305          2.51      0.30 - 2.70    36.04 - 40.00
  Equity Subaccount            2008 448,654,570 0.623 - 1.146 295,841,010          2.07      0.30 - 2.75 (42.21) - (40.55)
  (Commenced 5/1/2006)         2007 494,911,133 1.078 - 1.959 557,280,094          1.01      0.30 - 2.75    (3.86) - 6.12
                               2006 522,236,566 1.043 - 1.062 549,917,370            --      0.29 - 2.75     3.26 - 18.89
MSF Russell 2000 Index         2009  52,166,793 1.064 - 2.384 102,896,929          2.08      0.30 - 1.65    23.86 - 25.64
  Subaccount                   2008  54,971,926 0.859 - 1.916  87,292,343          1.30      0.30 - 1.65 (34.53) - (33.61)
  (Commenced 4/30/2007)        2007  60,356,432 1.309 - 2.917 146,529,196            --      0.30 - 1.65   (7.89) - (0.63)
MSF T. Rowe Price Large Cap    2009  53,594,235 0.887 - 1.386  49,610,845          0.34      0.30 - 2.65    39.25 - 42.59
  Growth Subaccount            2008  59,778,256 0.637 - 0.972  39,237,067          0.29      0.30 - 2.65 (43.53) - (42.18)
  (Commenced 5/1/2006)         2007  64,027,839 1.129 - 1.156  73,516,561          0.20      1.17 - 2.60    (2.24) - 7.84
                               2006  72,617,849 1.062 - 1.072  77,601,882            --      1.17 - 2.60      2.50 - 9.79
MSF T. Rowe Price Small Cap    2009  84,858,983 0.788 - 1.491  87,765,568          0.06      0.30 - 2.65    34.93 - 38.25
  Growth Subaccount            2008  91,237,701 0.584 - 1.082  69,058,943            --      0.30 - 2.65 (34.75) - (33.70)
  (Commenced 4/28/2008)
MSF Western Asset Management   2009   3,762,287 2.058 - 2.267   8,142,474          6.88      1.17 - 1.45    30.34 - 30.64
  Strategic Bond Opportunities 2008   4,192,426 1.579 - 1.736   6,937,973          4.25      1.17 - 1.45 (16.23) - (15.99)
  Subaccount                   2007   4,659,891 1.885 - 2.068   9,169,920          2.79      1.17 - 1.45      2.50 - 2.78
  (Commenced 5/1/2006)         2006   5,511,825 1.839 - 2.013  10,516,569            --      1.17 - 1.45      4.37 - 4.56
MSF Western Asset Management   2009 140,576,689 1.004 - 2.314 185,790,047          4.76      0.15 - 2.45      1.78 - 4.15
  U.S. Government Subaccount   2008 165,146,188 1.006 - 2.243 209,916,401          3.03      0.15 - 2.45   (2.77) - (0.45)
  (Commenced 11/14/2005 and    2007  85,176,942 1.028 - 2.276 135,725,343          2.75      0.15 - 2.45      0.83 - 4.21
  began transactions in 2006)  2006  93,487,936 1.002 - 2.205 145,461,037          0.02      0.15 - 2.45      2.77 - 4.40
Pioneer VCT Bond Subaccount    2009  22,861,075 1.199 - 1.232  27,892,198          5.31      1.50 - 2.75    14.08 - 15.57
  (Commenced 2/14/2005 and     2008  22,163,097 1.051 - 1.066  23,504,903          5.07      1.50 - 2.75   (3.58) - (2.38)
  began transactions in 2007)  2007  19,594,381 1.090 - 1.092  21,376,590          0.65      1.50 - 2.75      9.00 - 9.20
Pioneer VCT Cullen Value       2009  14,948,808 0.944 - 0.995  14,626,585          0.78      1.50 - 2.75    12.54 - 14.01
  Subaccount                   2008  14,609,008 0.837 - 0.874  12,564,364          1.38      1.50 - 2.75 (34.39) - (33.56)
  (Commenced 2/14/2005)        2007  15,163,835 1.274 - 1.320  19,730,517          0.81      1.50 - 2.75    (3.44) - 4.79
                               2006  11,247,180 1.229 - 1.264  14,016,258          0.19      1.50 - 2.75     1.06 - 15.47
                               2005   3,968,836 1.077 - 1.099   4,302,483            --      1.50 - 2.75   (1.08) - 12.41
Pioneer VCT Emerging Markets   2009   9,315,020 1.650 - 3.147  25,836,006          0.89      1.50 - 2.75    69.34 - 71.42
  Subaccount                   2008   8,306,485 0.970 - 1.837  13,714,981          0.09      1.50 - 2.75 (59.46) - (58.92)
                               2007   9,123,959 2.381 - 4.474  37,020,827          0.34      1.50 - 2.75     3.09 - 41.66
                               2006   8,408,497 1.711 - 3.190  24,663,407          0.33      1.50 - 2.75     3.83 - 33.47
                               2005   7,090,159 1.731 - 2.397  16,064,316          0.46      1.45 - 2.75    11.01 - 39.65
Pioneer VCT Equity Income      2009  16,094,477 0.910 - 1.307  19,818,006          3.08      1.50 - 2.60    10.96 - 12.19
  Subaccount                   2008  18,907,498 0.817 - 1.165  20,833,195          2.58      1.50 - 2.60 (32.29) - (31.52)
                               2007  22,291,961 1.203 - 1.703  36,147,512          2.30      1.50 - 2.60   (9.22) - (0.96)
                               2006  21,474,930 1.225 - 1.720  35,515,293          2.39      1.50 - 2.60     0.65 - 20.32
                               2005  19,606,053 1.155 - 1.430  27,195,942          2.17      1.50 - 2.60    (0.52) - 5.08

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                    ----------------------------------------- --------------------------------------------------
                                                    UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                        LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                          UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                    ----------- ----------------- ----------- ------------- ---------------- -------------------
Pioneer VCT Fund Subaccount    2009  24,462,769     0.975 - 1.298  29,315,550          1.55      1.40 - 2.65    21.57 - 23.12
                               2008  29,416,956     0.795 - 1.055  28,806,173          1.48      1.40 - 2.65 (36.06) - (35.26)
                               2007  35,397,790     1.233 - 1.633  53,896,618          1.03      1.40 - 2.65      0.00 - 3.36
                               2006  26,477,150     1.198 - 1.583  39,184,315          1.12      1.40 - 2.65   (0.91) - 14.74
                               2005  25,896,466     1.081 - 1.385  33,634,022          1.12      1.40 - 2.65      1.11 - 7.72
Pioneer VCT High Yield         2009  34,914,553     1.041 - 1.355  45,200,432          7.65      1.50 - 2.75    55.61 - 57.72
  Subaccount                   2008  31,465,476     0.669 - 0.860  25,983,877          7.95      1.50 - 2.75 (37.36) - (36.62)
                               2007  32,302,590     1.068 - 1.357  42,151,710          5.08      1.50 - 2.75    (2.54) - 4.05
                               2006  37,727,733     1.044 - 1.305  47,756,669          5.29      1.50 - 2.75      0.17 - 6.62
                               2005  35,815,878     1.064 - 1.224  42,939,846          5.25      1.50 - 2.75    (1.02) - 4.78
Pioneer VCT Ibbotson Growth    2009 235,330,904     0.885 - 1.029 233,598,663          2.51      1.50 - 2.90    28.97 - 30.66
  Allocation Subaccount        2008 241,041,098     0.686 - 0.788 184,451,666          2.24      1.50 - 2.90 (37.01) - (36.04)
  (Commenced 2/14/2005)        2007 211,130,637     1.089 - 1.232 254,649,449          1.01      1.50 - 2.90    (5.52) - 4.06
                               2006 126,729,579     1.060 - 1.184 147,898,331          0.14      1.55 - 2.90     0.09 - 12.25
                               2005  12,369,174     1.056 - 1.069  13,133,060            --      1.55 - 2.75      0.95 - 9.15
Pioneer VCT Ibbotson Moderate  2009 127,523,679     0.920 - 1.047 129,177,322          3.43      1.50 - 2.90    27.74 - 29.49
  Allocation Subaccount        2008 131,739,676     0.720 - 0.809 103,808,691          2.90      1.50 - 2.90 (33.09) - (32.13)
  (Commenced 2/14/2005)        2007 128,084,206     1.076 - 1.192 149,880,953          1.00      1.50 - 2.90    (3.28) - 4.10
                               2006  86,309,793     1.049 - 1.145  97,657,013          0.30      1.50 - 2.90    (0.29) - 9.01
                               2005  19,042,427     1.042 - 1.051  19,956,928            --      1.50 - 2.75      0.00 - 7.28
Pioneer VCT Mid Cap Value      2009  31,686,148     0.946 - 1.551  43,949,273          1.29      1.40 - 2.75    21.93 - 23.45
  Subaccount                   2008  36,082,317     0.773 - 1.258  40,897,724          0.87      1.40 - 2.75 (35.58) - (34.65)
                               2007  42,880,338     1.194 - 1.929  74,924,012          0.57      1.40 - 2.75      2.45 - 3.86
                               2006  41,251,442     1.159 - 1.859  69,754,126            --      1.40 - 2.75     1.67 - 10.69
                               2005  39,157,194     1.061 - 1.682  60,191,736          0.20      1.40 - 2.75    (0.50) - 9.28
Pioneer VCT Real Estate Shares 2009   8,382,574     0.960 - 1.600  12,313,902          4.45      1.50 - 2.60    28.17 - 29.57
  Subaccount                   2008   8,720,284     0.746 - 1.235  10,025,395          3.91      1.50 - 2.60 (39.99) - (39.28)
                               2007   9,621,836     1.239 - 2.035  18,378,703          2.53      1.50 - 2.60  (29.06) - (6.17)
                               2006  10,809,247     1.568 - 2.555  26,428,356          2.38      1.50 - 2.65     6.59 - 34.46
                               2005   9,531,565     1.393 - 1.901  17,593,988          3.18      1.50 - 2.65     2.80 - 21.74
UIF Capital Growth Subaccount  2009   9,106,525     0.714 - 1.498   9,168,364            --      1.40 - 2.60    61.13 - 63.27
                               2008  10,817,955     0.439 - 0.922   6,578,629          0.19      1.40 - 2.60 (50.47) - (49.93)
                               2007  13,918,589     0.879 - 1.850  16,896,083            --      1.40 - 2.60   (4.56) - 20.24
                               2006  15,038,110     0.734 - 1.547  14,919,355            --      1.40 - 2.60     1.44 - 12.06
                               2005  16,859,446     0.717 - 1.514  16,085,548          0.49      1.40 - 2.60     8.61 - 21.19
UIF Equity and Income          2009 106,877,677     1.363 - 1.409 148,131,048          2.80      1.40 - 1.90    20.19 - 20.74
  Subaccount                   2008 124,047,368     1.134 - 1.167 142,710,330          2.39      1.40 - 1.90 (24.15) - (23.73)
                               2007 155,243,293     1.495 - 1.530 234,822,562          1.82      1.40 - 1.90      1.42 - 1.93
                               2006 159,327,387     1.474 - 1.501 236,989,018          1.18      1.40 - 1.90     7.54 - 11.02
                               2005 166,193,665     1.333 - 1.352 221,493,947          0.65      1.40 - 1.90      0.29 - 7.73
UIF Small Company Growth       2009   3,466,629     0.957 - 1.678   5,198,856            --      1.50 - 2.60    42.84 - 44.44
  Subaccount                   2008   3,860,379     0.668 - 1.162   3,995,503            --      1.50 - 2.60 (41.94) - (41.31)
                               2007   4,724,867     1.146 - 1.980   8,371,677            --      1.50 - 2.60      0.22 - 1.38
                               2006   5,465,764     1.140 - 1.953   9,595,543            --      1.50 - 2.60   (3.44) - 10.15
                               2005   5,750,508     1.042 - 1.773   9,248,366            --      1.50 - 2.60   (2.74) - 13.11

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONCLUDED)

                                                             AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                     ----------------------------------------- -----------------------------------------------
                                                     UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                         LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                           UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ----------- ----------------- ----------- ------------- ---------------- ----------------
UIF U.S. Real Estate Subaccount 2009  20,079,803     0.991 - 1.014  20,149,396          3.29      1.40 - 1.90    25.92 - 26.59
                                2008  21,716,459     0.787 - 0.801  17,256,470          3.42      1.40 - 1.90 (39.04) - (38.76)
                                2007  25,452,950     1.291 - 1.308  33,106,666          1.14      1.40 - 1.90   (18.65) - 0.00
                                2006  26,061,240     1.307 - 3.188  41,540,700          1.22      1.40 - 2.60    25.79 - 36.17
                                2005  27,328,651     1.036 - 2.513  46,295,559          1.16      1.40 - 2.60   (0.46) - 23.44
UIF Value Subaccount            2009   8,970,605     0.927 - 1.442  10,792,318          3.46      1.40 - 2.60    27.63 - 29.21
                                2008  11,197,020     0.719 - 1.122  10,417,944          3.32      1.40 - 2.60 (37.51) - (36.79)
                                2007  14,734,499     1.119 - 1.783  21,690,955          1.88      1.40 - 2.60   (5.54) - (4.38)
                                2006  18,091,492     1.179 - 1.875  27,827,059          1.73      1.40 - 2.60    13.92 - 15.22
                                2005  22,434,091     1.029 - 1.635  29,974,857          1.36      1.40 - 2.60      0.29 - 7.01
Van Kampen LIT Capital Growth   2009  15,018,782     0.579 - 1.314  15,653,524          0.02      1.40 - 2.60     0.00 - 63.84
  Subaccount                    2008  17,441,725     0.355 - 1.499  10,959,766          0.53      0.30 - 2.60  (50.44) - (4.25)
                                2007 157,200,754     0.563 - 1.600 129,155,686          0.01      0.30 - 2.60     5.60 - 15.96
                                2006 183,574,207     0.490 - 1.398 131,085,818            --      0.60 - 2.60    (2.87) - 2.04
                                2005 214,518,774     0.484 - 1.389 150,033,001          0.08      0.60 - 2.60     0.00 - 13.65
Van Kampen LIT Government       2009  26,434,581     1.019 - 1.437  30,860,900          6.16      1.40 - 2.60   (1.76) - (0.42)
  Subaccount                    2008  30,065,152     1.036 - 1.443  35,849,224          4.57      1.40 - 2.60    (1.10) - 0.42
                                2007  36,097,912     1.047 - 1.437  43,498,316          4.50      1.40 - 2.60      2.93 - 5.82
                                2006  36,311,329     1.003 - 1.358  42,076,135          4.55      1.40 - 2.60      0.38 - 1.88
                                2005  41,540,131     0.997 - 1.333  47,876,833          3.93      1.40 - 2.60    (0.50) - 2.15
Van Kampen LIT Growth and       2009 114,335,077     0.943 - 1.559 141,710,332          3.64      1.40 - 2.60    21.02 - 22.66
  Income Subaccount             2008 135,745,590     0.778 - 1.271 137,594,743          1.94      1.40 - 2.60 (34.00) - (33.00)
                                2007 171,568,422     1.176 - 1.897 260,145,192          1.42      1.40 - 2.60    (0.07) - 1.39
                                2006 191,394,053     1.175 - 1.871 288,321,844          1.00      1.40 - 2.60    12.96 - 14.57
                                2005 201,641,201     1.037 - 1.633 267,003,721          0.86      1.40 - 2.60   (0.28) - 10.35
Wells Fargo VT Small/Mid Cap    2009   2,853,960     1.280 - 1.947   4,195,513          1.23      0.30 - 1.85    57.11 - 59.59
  Value Subaccount              2008   2,939,820     0.809 - 1.223   2,659,523            --      0.30 - 1.85 (45.53) - (44.70)
                                2007   3,380,492     1.478 - 2.219   5,618,575          0.02      0.30 - 1.85   (9.07) - (1.29)
                                2006   4,426,775     1.507 - 2.248   7,539,536            --      0.60 - 1.85    13.67 - 15.05
                                2005   5,387,691     1.319 - 1.954   8,045,493          0.39      0.60 - 1.85    14.35 - 15.83

(1) The Company sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Subaccount invests. The investment income ratio is calculated as a weighted average ratio since the Subaccount may invest in two or more share classes, if any, within the underlying portfolio, series, or fund of the Trusts which may have unique investment income ratios.

(3) These amounts represent annualized contract expenses of the applicable Subaccounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

(4) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.

 The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Subaccount.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. SCHEDULES OF UNITS
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                                                                                 ALLIANCEBERNSTEIN GLOBAL
                                      AIM V.I. UTILITIES    ALGER CAPITAL APPRECIATION                    THEMATIC GROWTH
                                              SUBACCOUNT                    SUBACCOUNT                         SUBACCOUNT
                               ---------------------------- ----------------------------- ----------------------------------
                                    2009            2008           2009           2008            2009               2008
                               ------------ --------------- -------------- -------------- --------------- ------------------
Units beginning of year          2,120,045       2,469,440      2,726,355      3,117,230       1,967,504          2,675,537
Units issued and transferred
  from other funding options       311,111         541,084        635,750        689,733         539,364            859,219
Units redeemed and transferred
  to other funding options        (728,096)       (890,479)      (793,451)    (1,080,608)       (647,158)        (1,567,252)
Annuity units                           --              --             --             --              --                 --
                               ------------ --------------- -------------- -------------- --------------- ------------------
Units end of year                1,703,060       2,120,045      2,568,654      2,726,355       1,859,710          1,967,504
                               ============ =============== ============== ============== =============== ==================
                                                                                                            CREDIT SUISSE
                                                                                                                    TRUST
                                                                                        AMERICAN FUNDS      INTERNATIONAL
                                                  AMERICAN FUNDS GROWTH                  GROWTH-INCOME    EQUITY FLEX III
                                                             SUBACCOUNT                     SUBACCOUNT         SUBACCOUNT
                                            ------------------------------ ------------------------------ ------------------
                                                    2009           2008           2009            2008            2009 (b)
                                            --------------- -------------- -------------- --------------- ------------------
Units beginning of year                       359,615,200    404,396,586    341,874,694     401,435,769                 --
Units issued and transferred
  from other funding options                   29,804,962     55,163,107     19,861,178      41,474,159          1,020,193
Units redeemed and transferred
  to other funding options                    (65,637,716)   (99,925,785)   (56,042,741)   (101,022,978)              (372)
Annuity units                                     (15,104)       (18,708)       (10,256)        (12,256)                --
                                            --------------- -------------- -------------- --------------- ------------------
Units end of year                             323,767,342    359,615,200    305,682,875     341,874,694          1,019,821
                                            =============== ============== ============== =============== ==================
                                                                                                DWSII GOVERNMENT & AGENCY
                               DWSI GLOBAL OPPORTUNITIES              DWSI HEALTH CARE                         SECURITIES
                                              SUBACCOUNT                    SUBACCOUNT                         SUBACCOUNT
                               ---------------------------- ----------------------------- ----------------------------------
                                    2009            2008           2009           2008            2009               2008
                               ------------ --------------- -------------- -------------- --------------- ------------------
Units beginning of year         3,092,106       3,436,720      3,239,205      3,781,290       7,027,315          4,467,580
Units issued and transferred
  from other funding options      534,155         566,703        516,084        678,397       1,916,845          7,363,635
Units redeemed and transferred
  to other funding options       (899,563)       (911,317)    (1,375,193)    (1,220,482)     (3,471,814)        (4,803,900)
Annuity units                          --              --             --             --              --                 --
                               ------------ --------------- -------------- -------------- --------------- ------------------
Units end of year               2,726,698       3,092,106      2,380,096      3,239,205       5,472,346          7,027,315
                               ============ =============== ============== ============== =============== ==================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.

                                                                             AMERICAN FUNDS
         AMERICAN FUNDS BOND    AMERICAN FUNDS GLOBAL GROWTH    GLOBAL SMALL CAPITALIZATION
                  SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
------------------------------- ------------------------------- ------------------------------
      2009           2008 (a)          2009             2008          2009          2008 (a)
------------- ----------------- -------------- ---------------- ------------- ----------------
 1,707,759                --    148,315,752      169,495,269       638,633               --
 4,925,075         2,558,253     13,121,160       27,500,148     1,770,996          714,915
(1,277,960)         (850,494)   (30,904,150)     (48,671,724)     (412,234)         (76,282)
        --                --         (7,503)          (7,941)           --               --
------------- ----------------- -------------- ---------------- ------------- ----------------
 5,354,874         1,707,759    130,525,259      148,315,752     1,997,395          638,633
============= ================= ============== ================ ============= ================
                                DREYFUS SOCIALLY RESPONSIBLE
DELAWARE VIP SMALL CAP VALUE                          GROWTH            DWSI CAPITAL GROWTH
                  SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
------------------------------- ------------------------------- ------------------------------
      2009              2008           2009             2008          2009             2008
------------- ----------------- -------------- ---------------- ------------- ----------------
13,377,371        16,388,529        582,742          598,700    10,177,735       12,449,333
 1,307,264         1,815,244         48,318           68,939     1,044,047          936,204
(2,875,120)       (4,826,301)       (56,966)         (84,897)   (2,304,404)      (3,207,802)
       (96)             (101)            --               --            --               --
------------- ----------------- -------------- ---------------- ------------- ----------------
11,809,419        13,377,371        574,094          582,742     8,917,378       10,177,735
============= ================= ============== ================ ============= ================
     DWSII DREMAN SMALL MID CAP
                          VALUE           DWSII GLOBAL THEMATIC               DWSII TECHNOLOGY
                     SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
------------------------------- ------------------------------- ------------------------------
      2009              2008           2009             2008          2009             2008
------------- ----------------- -------------- ---------------- ------------- ----------------
 7,699,706         9,139,529      3,883,900        4,800,961     2,162,417        2,400,140
   721,536           639,967        430,732          657,302       883,709          480,518
(1,652,084)       (2,079,790)      (897,368)      (1,574,363)     (690,371)        (718,241)
        --                --             --               --            --               --
------------- ----------------- -------------- ---------------- ------------- ----------------
 6,769,158         7,699,706      3,417,264        3,883,900     2,355,755        2,162,417
============= ================= ============== ================ ============= ================

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                                                 FIDELITY VIP DYNAMIC CAPITAL
                                  FIDELITY VIP CONTRAFUND                        APPRECIATION       FIDELITY VIP EQUITY-INCOME
                                               SUBACCOUNT                          SUBACCOUNT                       SUBACCOUNT
                               ----------------------------- ----------------------------------- --------------------------------
                                      2009           2008          2009                  2008           2009              2008
                               -------------- -------------- ------------- --------------------- -------------- -----------------
Units beginning of year        193,501,420    213,235,728     2,474,553             3,119,214    115,661,779       132,444,044
Units issued and transferred
  from other funding options    22,068,618     36,595,783       127,581               358,076     10,367,230        14,287,668
Units redeemed and transferred
  to other funding options     (34,286,786)   (56,298,109)     (342,907)           (1,002,737)   (17,470,189)      (31,033,691)
Annuity units                       (9,610)       (31,982)           --                    --        (17,144)          (36,242)
                               -------------- -------------- ------------- --------------------- -------------- -----------------
Units end of year              181,273,642    193,501,420     2,259,227             2,474,553    108,541,676       115,661,779
                               ============== ============== ============= ===================== ============== =================
                                   FTVIPT FRANKLIN RISING       FTVIPT FRANKLIN SMALL-MID CAP             FTVIPT MUTUAL SHARES
                                     DIVIDENDS SECURITIES                   GROWTH SECURITIES                       SECURITIES
                                               SUBACCOUNT                          SUBACCOUNT                       SUBACCOUNT
                               ----------------------------- ----------------------------------- --------------------------------
                                      2009           2008          2009                  2008           2009              2008
                               -------------- -------------- ------------- --------------------- -------------- -----------------
Units beginning of year         21,627,695     25,791,683    39,918,390            46,602,557     47,564,032        57,502,398
Units issued and transferred
  from other funding options     2,498,543      3,097,927     6,607,651             6,899,373      4,369,812         7,986,329
Units redeemed and transferred
  to other funding options      (5,462,700)    (7,261,915)   (8,283,718)          (13,583,540)    (9,398,155)      (17,924,695)
Annuity units                           --             --            --                    --             --                --
                               -------------- -------------- ------------- --------------------- -------------- -----------------
Units end of year               18,663,538     21,627,695    38,242,323            39,918,390     42,535,689        47,564,032
                               ============== ============== ============= ===================== ============== =================
                                   JANUS ASPEN ENTERPRISE    JANUS ASPEN GLOBAL LIFE SCIENCES    JANUS ASPEN GLOBAL TECHNOLOGY
                                               SUBACCOUNT                          SUBACCOUNT                       SUBACCOUNT
                               ----------------------------- ----------------------------------- --------------------------------
                                      2009           2008          2009                  2008           2009              2008
                               -------------- -------------- ------------- --------------------- -------------- -----------------
Units beginning of year         28,579,786     32,312,340     4,863,385             6,247,528     12,535,710        15,556,567
Units issued and transferred
  from other funding options     1,817,052      4,042,163       135,831               685,367      1,801,575         1,856,689
Units redeemed and transferred
  to other funding options      (5,620,253)    (7,774,717)   (1,216,176)           (2,069,510)    (2,801,877)       (4,877,546)
Annuity units                           --             --            --                    --             --                --
                               -------------- -------------- ------------- --------------------- -------------- -----------------
Units end of year               24,776,585     28,579,786     3,783,040             4,863,385     11,535,408        12,535,710
                               ============== ============== ============= ===================== ============== =================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.

                                                                 FTVIPT FRANKLIN INCOME
   FIDELITY VIP HIGH INCOME           FIDELITY VIP MID CAP                   SECURITIES
                 SUBACCOUNT                     SUBACCOUNT                   SUBACCOUNT
------------------------------ ------------------------------ ----------------------------
       2009            2008           2009            2008          2009           2008
-------------- --------------- -------------- --------------- ------------- --------------
 15,749,612      17,441,474    175,219,157     194,928,164    27,781,181     28,070,936
  2,137,591       1,333,806     20,288,000      31,773,133     9,004,127      9,072,671
 (3,160,478)     (3,024,276)   (31,533,212)    (51,443,862)   (6,383,740)    (9,281,977)
     (1,304)         (1,392)        (9,592)        (38,278)      (80,917)       (80,449)
-------------- --------------- -------------- --------------- ------------- --------------
 14,725,421      15,749,612    163,964,353     175,219,157    30,320,651     27,781,181
============== =============== ============== =============== ============= ==============
FTVIPT TEMPLETON DEVELOPING       FTVIPT TEMPLETON FOREIGN      FTVIPT TEMPLETON GROWTH
         MARKETS SECURITIES                     SECURITIES                   SECURITIES
                 SUBACCOUNT                     SUBACCOUNT                   SUBACCOUNT
------------------------------ ------------------------------ ----------------------------
       2009            2008           2009            2008          2009           2008
-------------- --------------- -------------- --------------- ------------- --------------
 14,310,331      49,160,016    111,025,532     128,820,623    29,971,329     33,358,379
  5,528,051       9,366,166     11,667,247      17,912,651     3,541,833      5,079,727
 (4,165,268)    (44,214,992)   (24,983,524)    (35,702,746)   (6,552,782)    (8,457,755)
        (88)           (859)        (4,530)         (4,996)           --         (9,022)
-------------- --------------- -------------- --------------- ------------- --------------
 15,673,026      14,310,331     97,704,725     111,025,532    26,961,380     29,971,329
============== =============== ============== =============== ============= ==============
                               JANUS ASPEN PERKINS MID CAP
       JANUS ASPEN OVERSEAS                          VALUE        JANUS ASPEN WORLDWIDE
                 SUBACCOUNT                     SUBACCOUNT                   SUBACCOUNT
------------------------------ ------------------------------ ----------------------------
       2009            2008           2009            2008          2009           2008
-------------- --------------- -------------- --------------- ------------- --------------
 45,196,584      46,649,433      1,549,198       1,802,779     1,473,348     34,679,126
  9,972,299      13,877,193         68,958         390,994       194,639      1,406,803
(11,236,412)    (15,326,930)      (296,616)       (644,575)     (452,756)   (34,612,581)
     (2,959)         (3,112)            --              --            --             --
-------------- --------------- -------------- --------------- ------------- --------------
 43,929,512      45,196,584      1,321,540       1,549,198     1,215,231      1,473,348
============== =============== ============== =============== ============= ==============

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                      LMPVET BATTERYMARCH                LMPVET CLEARBRIDGE             LMPVET CLEARBRIDGE
                                   VARIABLE GLOBAL EQUITY    VARIABLE EQUITY INCOME BUILDER     VARIABLE AGGRESSIVE GROWTH
                                               SUBACCOUNT                        SUBACCOUNT                     SUBACCOUNT
                               ----------------------------- --------------------------------- ------------------------------
                                      2009           2008           2009               2008           2009            2008
                               -------------- -------------- -------------- ------------------ -------------- ---------------
Units beginning of year          42,841,696     53,650,045    156,487,513        193,635,280    622,180,657     741,329,195
Units issued and transferred
  from other funding options      1,576,901      4,871,445      6,146,968         12,757,613     25,041,583      45,417,207
Units redeemed and transferred
  to other funding options       (6,753,567)   (15,679,794)   (26,651,145)       (49,840,769)   (114,856,923) (164,525,988)
Annuity units                            --             --         (2,989)           (64,611)       (33,658)        (39,757)
                               -------------- -------------- -------------- ------------------ -------------- ---------------
Units end of year                37,665,030     42,841,696    135,980,347        156,487,513    532,331,659     622,180,657
                               ============== ============== ============== ================== ============== ===============
                                       LMPVET CLEARBRIDGE                LMPVET CLEARBRIDGE             LMPVET CLEARBRIDGE
                               VARIABLE FUNDAMENTAL VALUE                VARIABLE INVESTORS      VARIABLE LARGE CAP GROWTH
                                               SUBACCOUNT                        SUBACCOUNT                     SUBACCOUNT
                               ----------------------------- --------------------------------- ------------------------------
                                      2009           2008           2009               2008           2009            2008
                               -------------- -------------- -------------- ------------------ -------------- ---------------
Units beginning of year         503,204,890    615,032,338    180,915,479        228,211,487    150,824,586     188,404,599
Units issued and transferred
  from other funding options     19,939,685     27,347,759      4,954,357          7,204,426      6,632,618       9,347,832
Units redeemed and transferred
  to other funding options      (95,066,018) (139,153,569)    (32,455,226)       (54,495,930)   (28,704,937)    (46,899,939)
Annuity units                        (5,753)       (21,638)        (4,332)            (4,504)        (3,928)        (27,906)
                               -------------- -------------- -------------- ------------------ -------------- ---------------
Units end of year               428,072,804    503,204,890    153,410,278        180,915,479    128,748,339     150,824,586
                               ============== ============== ============== ================== ============== ===============
                                LMPVET INVESTMENT COUNSEL                  LMPVET LIFESTYLE               LMPVET LIFESTYLE
                                VARIABLE SOCIAL AWARENESS                    ALLOCATION 50%                 ALLOCATION 70%
                                               SUBACCOUNT                        SUBACCOUNT                     SUBACCOUNT
                               ----------------------------- --------------------------------- ------------------------------
                                      2009           2008           2009               2008           2009            2008
                               -------------- -------------- -------------- ------------------ -------------- ---------------
Units beginning of year          39,745,946     44,597,635    101,668,320        127,276,506     61,066,781      73,092,932
Units issued and transferred
  from other funding options      1,913,450      2,983,810      3,512,105          6,975,696      1,198,558       3,700,758
Units redeemed and transferred
  to other funding options       (6,393,589)    (7,835,499)   (22,386,554)       (32,581,509)    (9,808,252)    (15,726,909)
Annuity units                            --             --         (2,173)            (2,373)            --              --
                               -------------- -------------- -------------- ------------------ -------------- ---------------
Units end of year                35,265,807     39,745,946     82,791,698        101,668,320     52,457,087      61,066,781
                               ============== ============== ============== ================== ============== ===============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.

         LMPVET CLEARBRIDGE                 LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE
      VARIABLE APPRECIATION                   VARIABLE CAPITAL       VARIABLE DIVIDEND STRATEGY
                 SUBACCOUNT                         SUBACCOUNT                       SUBACCOUNT
------------------------------ ---------------------------------- --------------------------------
       2009            2008           2009                2008           2009              2008
-------------- --------------- -------------- ------------------- -------------- -----------------
  467,330,035     583,776,051    115,893,792         152,949,759     57,971,618        71,241,834
   30,878,780      19,645,962      1,367,660           9,342,391      1,678,190         2,146,451
 (100,471,136) (136,076,838)    (19,519,422)        (46,397,847)   (10,147,289)      (15,416,667)
       (1,689)        (15,140)          (496)               (511)            --                --
-------------- --------------- -------------- ------------------- -------------- -----------------
  397,735,990     467,330,035     97,741,534         115,893,792     49,502,519        57,971,618
============== =============== ============== =================== ============== =================
                                                                         LMPVET GLOBAL CURRENTS
         LMPVET CLEARBRIDGE                 LMPVET CLEARBRIDGE           VARIABLE INTERNATIONAL
      VARIABLE MID CAP CORE          VARIABLE SMALL CAP GROWTH              ALL CAP OPPORTUNITY
                 SUBACCOUNT                         SUBACCOUNT                       SUBACCOUNT
------------------------------ ---------------------------------- --------------------------------
       2009            2008           2009                2008           2009              2008
-------------- --------------- -------------- ------------------- -------------- -----------------
  57,996,976      71,238,308     59,867,011          71,547,703     83,125,785        99,535,027
   1,987,298       4,630,484      5,617,063           8,627,856      4,217,573         4,509,352
 (10,913,669)    (17,871,398)   (11,281,696)        (20,288,794)   (15,076,835)      (20,916,603)
        (397)           (418)          (344)            (19,754)        (1,915)           (1,991)
-------------- --------------- -------------- ------------------- -------------- -----------------
  49,070,208      57,996,976     54,202,034          59,867,011     72,264,608        83,125,785
============== =============== ============== =================== ============== =================
           LMPVET LIFESTYLE               LMPVIT WESTERN ASSET    LMPVIT WESTERN ASSET VARIABLE
             ALLOCATION 85%    VARIABLE ADJUSTABLE RATE INCOME     DIVERSIFIED STRATEGIC INCOME
                 SUBACCOUNT                         SUBACCOUNT                       SUBACCOUNT
------------------------------ ---------------------------------- --------------------------------
       2009            2008           2009                2008           2009              2008
-------------- --------------- -------------- ------------------- -------------- -----------------
 38,462,858      45,631,090     21,578,202          30,126,619     31,595,735        41,508,754
    792,612       2,583,599      3,008,355           3,279,533      1,029,808         1,477,469
 (6,111,888)     (9,751,831)    (5,197,558)        (11,809,506)    (5,926,424)      (11,390,488)
         --              --        (17,520)            (18,444)            --                --
-------------- --------------- -------------- ------------------- -------------- -----------------
 33,143,582      38,462,858     19,371,479          21,578,202     26,699,119        31,595,735
============== =============== ============== =================== ============== =================

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                          LMPVIT WESTERN ASSET          LMPVIT WESTERN ASSET           LMPVIT WESTERN ASSET
                               VARIABLE GLOBAL HIGH YIELD BOND          VARIABLE HIGH INCOME          VARIABLE MONEY MARKET
                                                    SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                               ---------------------------------- ----------------------------- ------------------------------
                                      2009                2008           2009           2008           2009            2008
                               -------------- ------------------- -------------- -------------- -------------- ---------------
Units beginning of year         11,006,706          13,236,960    123,565,072    159,566,246    300,953,532     206,176,952
Units issued and transferred
  from other funding options     2,466,060           1,406,201      7,369,592      8,141,871    105,822,969     313,840,098
Units redeemed and transferred
  to other funding options      (2,903,474)         (3,636,455)   (28,006,842)   (44,140,525)   (194,784,310) (219,047,586)
Annuity units                           --                  --         (1,922)        (2,520)          (386)        (15,932)
                               -------------- ------------------- -------------- -------------- -------------- ---------------
Units end of year               10,569,292          11,006,706    102,925,900    123,565,072    211,991,805     300,953,532
                               ============== =================== ============== ============== ============== ===============
                                           MIST AMERICAN FUNDS             MIST BATTERYMARCH
                                           MODERATE ALLOCATION             GROWTH AND INCOME      MIST BLACKROCK HIGH YIELD
                                                    SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                               ---------------------------------- ----------------------------- ------------------------------
                                      2009             2008 (c)          2009           2008           2009            2008
                               -------------- ------------------- -------------- -------------- -------------- ---------------
Units beginning of year            127,658                  --     15,925,617     18,277,607     55,599,982      63,143,456
Units issued and transferred
  from other funding options       563,977             129,651        493,209        553,085      9,636,760      13,404,132
Units redeemed and transferred
  to other funding options         (26,854)             (1,993)    (1,912,235)    (2,868,242)   (13,174,770)    (20,945,324)
Annuity units                           --                  --        (19,909)       (36,833)        (1,844)         (2,282)
                               -------------- ------------------- -------------- -------------- -------------- ---------------
Units end of year                  664,781             127,658     14,486,682     15,925,617     52,060,128      55,599,982
                               ============== =================== ============== ============== ============== ===============
                                           MIST HARRIS OAKMARK
                                                 INTERNATIONAL              MIST JANUS FORTY            MIST LAZARD MID CAP
                                                    SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                               ---------------------------------- ----------------------------- ------------------------------
                                      2009                2008           2009           2008           2009            2008
                               -------------- ------------------- -------------- -------------- -------------- ---------------
Units beginning of year         73,645,655          89,021,152    184,741,781    191,666,259     69,717,278       5,965,059
Units issued and transferred
  from other funding options    10,673,945          12,283,381     26,521,640     35,586,199      7,840,573      78,507,650
Units redeemed and transferred
  to other funding options     (18,362,314)        (27,655,992)   (32,797,664)   (42,494,684)   (12,913,580)    (14,753,226)
Annuity units                       (2,714)             (2,886)       (11,896)       (15,993)        (2,234)         (2,205)
                               -------------- ------------------- -------------- -------------- -------------- ---------------
Units end of year               65,954,572          73,645,655    178,453,861    184,741,781     64,642,037      69,717,278
                               ============== =================== ============== ============== ============== ===============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.

      LMPVIT WESTERN ASSET                MIST AMERICAN FUNDS            MIST AMERICAN FUNDS
   VARIABLE STRATEGIC BOND                BALANCED ALLOCATION              GROWTH ALLOCATION
                SUBACCOUNT                         SUBACCOUNT                     SUBACCOUNT
----------------------------- ---------------------------------- ------------------------------
       2009           2008           2009             2008 (c)         2009          2008 (c)
-------------- -------------- -------------- ------------------- ------------- ----------------
 29,886,687     36,686,427        460,585                  --       361,073               --
  3,943,911      4,028,656        689,352             491,400       695,329          370,168
 (5,345,438)   (10,828,396)       (83,587)            (30,815)     (196,031)          (9,095)
         --             --             --                  --            --               --
-------------- -------------- -------------- ------------------- ------------- ----------------
 28,485,160     29,886,687      1,066,350             460,585       860,371          361,073
============== ============== ============== =================== ============= ================
            MIST BLACKROCK
            LARGE CAP CORE    MIST CLARION GLOBAL REAL ESTATE    MIST DREMAN SMALL CAP VALUE
                SUBACCOUNT                         SUBACCOUNT                     SUBACCOUNT
----------------------------- ---------------------------------- ------------------------------
       2009           2008           2009                2008          2009             2008
-------------- -------------- -------------- ------------------- ------------- ----------------
 71,441,239     85,113,395    105,420,478         124,374,407    11,190,143       10,129,896
  4,964,683      5,270,904     17,771,520          18,707,489     4,438,969        5,328,802
(13,156,289)   (18,942,463)   (24,618,144)        (37,655,788)   (4,493,640)      (4,259,261)
       (579)          (597)        (5,562)             (5,630)       (9,221)          (9,294)
-------------- -------------- -------------- ------------------- ------------- ----------------
 63,249,054     71,441,239     98,568,292         105,420,478    11,126,251       11,190,143
============== ============== ============== =================== ============= ================
  MIST LEGG MASON PARTNERS                                         MIST LOOMIS SAYLES GLOBAL
         AGGRESSIVE GROWTH       MIST LEGG MASON VALUE EQUITY                        MARKETS
                SUBACCOUNT                         SUBACCOUNT                     SUBACCOUNT
----------------------------- ---------------------------------- ------------------------------
       2009        2008 (a)          2009                2008          2009             2008
-------------- -------------- -------------- ------------------- ------------- ----------------
    103,980             --      9,703,866           8,033,958    46,805,268       52,358,564
    250,318        105,177      1,280,252           3,996,526     3,395,470        5,734,193
   (147,889)        (1,197)    (3,901,911)         (2,326,618)   (6,928,614)     (11,282,786)
         --             --             --                  --        (4,007)          (4,703)
-------------- -------------- -------------- ------------------- ------------- ----------------
    206,409        103,980      7,082,207           9,703,866    43,268,117       46,805,268
============== ============== ============== =================== ============= ================

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                     MIST LORD ABBETT BOND      MIST LORD ABBETT GROWTH AND       MIST LORD ABBETT MID CAP
                                                 DEBENTURE                           INCOME                          VALUE
                                                SUBACCOUNT                       SUBACCOUNT                     SUBACCOUNT
                               ------------------------------ -------------------------------- ------------------------------
                                      2009            2008           2009              2008           2009            2008
                               -------------- --------------- -------------- ----------------- -------------- ---------------
Units beginning of year         50,357,034      60,470,520    200,939,476       239,539,828     80,119,831      94,328,307
Units issued and transferred
  from other funding options     9,882,514      11,413,825     14,323,735        24,971,450      5,274,862      11,992,371
Units redeemed and transferred
  to other funding options     (14,801,618)    (21,527,276)   (36,959,914)      (63,570,547)   (14,804,572)    (26,189,315)
Annuity units                         (166)            (35)        (1,214)           (1,255)       (11,023)        (11,532)
                               -------------- --------------- -------------- ----------------- -------------- ---------------
Units end of year               45,437,764      50,357,034    178,302,083       200,939,476     70,579,098      80,119,831
                               ============== =============== ============== ================= ============== ===============
                                              MIST METLIFE
                                                  MODERATE        MIST MFS EMERGING MARKETS              MIST MFS RESEARCH
                                                  STRATEGY                           EQUITY                  INTERNATIONAL
                                                SUBACCOUNT                       SUBACCOUNT                     SUBACCOUNT
                                              --------------- -------------------------------- ------------------------------
                                                   2009 (c)          2009              2008           2009            2008
                                              --------------- -------------- ----------------- -------------- ---------------
Units beginning of year                                 --     49,186,008        22,838,831     65,026,844      57,544,188
Units issued and transferred
  from other funding options                    14,801,322      9,064,974        40,525,553      8,589,839      30,450,774
Units redeemed and transferred
  to other funding options                      (1,534,451)   (12,673,038)      (14,131,168)   (16,366,998)    (22,967,437)
Annuity units                                           --         (2,178)          (47,208)          (660)           (681)
                                              --------------- -------------- ----------------- -------------- ---------------
Units end of year                               13,266,871     45,575,766        49,186,008     57,249,025      65,026,844
                                              =============== ============== ================= ============== ===============
                                                                                               MIST SSGA GROWTH AND INCOME
                                         MIST PIONEER FUND    MIST PIONEER STRATEGIC INCOME                            ETF
                                                SUBACCOUNT                       SUBACCOUNT                     SUBACCOUNT
                               ------------------------------ -------------------------------- ------------------------------
                                      2009            2008           2009              2008           2009            2008
                               -------------- --------------- -------------- ----------------- -------------- ---------------
Units beginning of year         16,387,552      18,642,832    132,562,461       137,915,159    130,577,256     147,441,601
Units issued and transferred
  from other funding options    24,415,857       2,159,128     77,355,592        45,319,530      8,168,476      10,810,249
Units redeemed and transferred
  to other funding options      (5,728,286)     (4,411,126)   (42,352,952)      (50,662,029)   (20,623,917)    (27,654,822)
Annuity units                       (3,808)         (3,282)        (2,636)          (10,199)            --         (19,772)
                               -------------- --------------- -------------- ----------------- -------------- ---------------
Units end of year               35,071,315      16,387,552    167,562,465       132,562,461    118,121,815     130,577,256
                               ============== =============== ============== ================= ============== ===============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.

                                                            MIST METLIFE
    MIST MET/AIM SMALL CAP      MIST MET/FRANKLIN MUTUAL        BALANCED       MIST METLIFE
                    GROWTH                        SHARES        STRATEGY    GROWTH STRATEGY
                SUBACCOUNT                    SUBACCOUNT      SUBACCOUNT         SUBACCOUNT
----------------------------- ----------------------------- --------------- ------------------
       2009           2008           2009        2008 (c)        2009 (c)           2009 (c)
-------------- -------------- -------------- -------------- --------------- ------------------
  6,688,902      4,965,688        386,422             --              --                 --
  2,937,223      4,081,747        311,768        402,082      25,069,293         23,643,324
 (2,255,288)    (2,358,533)       (40,043)       (15,660)     (1,845,905)        (1,530,138)
         --             --             --             --              --                 --
-------------- -------------- -------------- -------------- --------------- ------------------
  7,370,837      6,688,902        658,147        386,422      23,223,388         22,113,186
============== ============== ============== ============== =============== ==================
  MIST OPPENHEIMER CAPITAL          MIST PIMCO INFLATION
              APPRECIATION                PROTECTED BOND            MIST PIMCO TOTAL RETURN
                SUBACCOUNT                    SUBACCOUNT                         SUBACCOUNT
----------------------------- ----------------------------- ----------------------------------
       2009           2008           2009           2008            2009               2008
-------------- -------------- -------------- -------------- --------------- ------------------
458,261,491     26,945,381     84,875,080     73,914,152      20,657,165         17,237,540
 32,964,076    490,416,021     25,623,177     55,080,775     353,064,362         13,361,486
(59,221,074)   (59,063,984)   (24,849,412)   (44,062,375)    (64,636,470)        (9,941,861)
    (33,555)       (35,927)       (54,124)       (57,472)        (43,118)                --
-------------- -------------- -------------- -------------- --------------- ------------------
431,970,938    458,261,491     85,594,721     84,875,080     309,041,939         20,657,165
============== ============== ============== ============== =============== ==================
                              MIST T. ROWE PRICE MID CAP        MIST THIRD AVENUE SMALL CAP
      MIST SSGA GROWTH ETF                        GROWTH                              VALUE
                SUBACCOUNT                    SUBACCOUNT                         SUBACCOUNT
----------------------------- ----------------------------- ----------------------------------
       2009           2008           2009        2008 (a)           2009               2008
-------------- -------------- -------------- -------------- --------------- ------------------
161,274,026    175,301,265      1,198,311             --     150,325,118        177,121,221
 13,981,723     18,913,980      1,483,807      1,313,857      13,644,051         19,461,690
(23,284,543)   (32,941,219)      (507,468)      (115,546)    (28,544,910)       (46,248,260)
         --             --             --             --          (8,578)            (9,533)
-------------- -------------- -------------- -------------- --------------- ------------------
151,971,206    161,274,026      2,174,650      1,198,311     135,415,681        150,325,118
============== ============== ============== ============== =============== ==================

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                                                                                  MIST VAN KAMPEN MID CAP
                                   MIST TURNER MID CAP GROWTH      MIST VAN KAMPEN COMSTOCK                        GROWTH
                                                   SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                               --------------------------------- ----------------------------- -----------------------------
                                      2009            2008 (a)          2009           2008           2009           2008
                               -------------- ------------------ -------------- -------------- -------------- --------------
Units beginning of year          2,586,292                 --        938,859      1,286,953     16,241,619      3,986,582
Units issued and transferred
  from other funding options       543,637          3,304,390    238,433,146        367,017      2,494,850     17,261,405
Units redeemed and transferred
  to other funding options        (726,903)          (718,098)   (27,211,052)      (715,111)    (3,600,162)    (5,006,368)
Annuity units                           --                 --         (1,562)            --             --             --
                               -------------- ------------------ -------------- -------------- -------------- --------------
Units end of year                2,403,026          2,586,292    212,159,391        938,859     15,136,307     16,241,619
                               ============== ================== ============== ============== ============== ==============
                               MSF BARCLAYS CAPITAL AGGREGATE      MSF BLACKROCK AGGRESSIVE
                                                   BOND INDEX                        GROWTH     MSF BLACKROCK BOND INCOME
                                                   SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                               --------------------------------- ----------------------------- -----------------------------
                                      2009               2008           2009           2008           2009           2008
                               -------------- ------------------ -------------- -------------- -------------- --------------
Units beginning of year         71,329,220         85,048,945    154,809,818    185,128,306    265,533,848    316,222,898
Units issued and transferred
  from other funding options     4,522,116          6,662,776     11,597,873     15,997,294     47,664,934     48,033,562
Units redeemed and transferred
  to other funding options     (12,923,441)       (20,344,684)   (30,066,258)   (46,314,387)   (58,942,583)   (98,704,913)
Annuity units                      (33,443)           (37,817)          (850)        (1,395)       (14,174)       (17,699)
                               -------------- ------------------ -------------- -------------- -------------- --------------
Units end of year               62,894,452         71,329,220    136,340,583    154,809,818    254,242,025    265,533,848
                               ============== ================== ============== ============== ============== ==============
                                   MSF BLACKROCK MONEY MARKET       MSF DAVIS VENTURE VALUE          MSF FI VALUE LEADERS
                                                   SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                               --------------------------------- ----------------------------- -----------------------------
                                      2009               2008           2009        2008 (a)          2009           2008
                               -------------- ------------------ -------------- -------------- -------------- --------------
Units beginning of year        380,710,006        296,236,103     50,458,028             --    105,348,325    122,428,834
Units issued and transferred
  from other funding options   256,827,253        439,713,371      5,822,709     59,566,076      3,306,746     13,205,740
Units redeemed and transferred
  to other funding options        (345,112,951) (355,192,067)    (10,007,164)    (9,107,237)   (17,874,636)   (30,285,941)
Annuity units                      (15,164)           (47,401)        (1,160)          (811)          (124)          (308)
                               -------------- ------------------ -------------- -------------- -------------- --------------
Units end of year              292,409,144        380,710,006     46,272,413     50,458,028     90,780,311    105,348,325
                               ============== ================== ============== ============== ============== ==============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.

    MORGAN STANLEY CAPITAL              MORGAN STANLEY DIVIDEND
             OPPORTUNITIES                               GROWTH    MORGAN STANLEY S&P 500 INDEX
                SUBACCOUNT                           SUBACCOUNT                      SUBACCOUNT
----------------------------- ------------------------------------ -------------------------------
       2009           2008              2009               2008           2009             2008
-------------- -------------- ----------------- ------------------ -------------- ----------------
    938,169      1,543,165         2,424,014          2,901,396      6,631,301        6,967,206
    105,653        161,422           248,605            155,105        418,096          698,993
   (122,204)      (766,418)         (374,796)          (632,487)      (365,258)      (1,034,898)
         --             --                --                 --             --               --
-------------- -------------- ----------------- ------------------ -------------- ----------------
    921,618        938,169         2,297,823          2,424,014      6,684,139        6,631,301
============== ============== ================= ================== ============== ================
                                                                           MSF BLACKROCK LEGACY
 MSF BLACKROCK DIVERSIFIED        MSF BLACKROCK LARGE CAP VALUE                LARGE CAP GROWTH
                SUBACCOUNT                           SUBACCOUNT                      SUBACCOUNT
----------------------------- ------------------------------------ -------------------------------
       2009           2008              2009            2008 (a)          2009          2008 (a)
-------------- -------------- ----------------- ------------------ -------------- ----------------
 68,632,597     72,810,413        18,738,894                 --          8,268               --
 88,629,282      8,867,222         2,596,788         21,918,891    306,515,504            8,346
(16,199,549)   (13,031,544)       (2,947,536)        (3,179,997)   (28,084,538)             (78)
    (53,253)       (13,494)               --                 --         (2,567)              --
-------------- -------------- ----------------- ------------------ -------------- ----------------
141,009,077     68,632,597        18,388,146         18,738,894    278,436,667            8,268
============== ============== ================= ================== ============== ================
                                                            MSF
                                  MSF LOOMIS    MET/DIMENSIONAL
                                      SAYLES      INTERNATIONAL          MSF METLIFE AGGRESSIVE
       MSF JENNISON GROWTH    SMALL CAP CORE      SMALL COMPANY                      ALLOCATION
                SUBACCOUNT        SUBACCOUNT         SUBACCOUNT                      SUBACCOUNT
----------------------------- ----------------- ------------------ -------------------------------
       2009        2008 (a)          2009 (c)           2009 (c)          2009             2008
-------------- -------------- ----------------- ------------------ -------------- ----------------
110,066,602             --                --                 --     65,363,759       68,089,229
  3,934,898    128,301,941           129,080             54,367     11,760,998       10,038,761
(21,805,119)   (18,234,255)           (5,168)            (1,089)   (10,360,829)     (12,764,231)
         --         (1,084)               --                 --             --               --
-------------- -------------- ----------------- ------------------ -------------- ----------------
 92,196,381    110,066,602           123,912             53,278     66,763,928       65,363,759
============== ============== ================= ================== ============== ================

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                  MSF METLIFE CONSERVATIVE    MSF METLIFE CONSERVATIVE TO       MSF METLIFE MID CAP STOCK
                                                ALLOCATION            MODERATE ALLOCATION                           INDEX
                                                SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                               ------------------------------ ------------------------------ -------------------------------
                                      2009            2008           2009            2008          2009              2008
                               -------------- --------------- -------------- --------------- ------------- -----------------
Units beginning of year         26,245,707      15,892,326     89,863,744      93,106,882     6,459,837         5,333,803
Units issued and transferred
  from other funding options    14,733,303      21,441,245     18,050,743      22,709,478     1,952,677         3,115,382
Units redeemed and transferred
  to other funding options     (10,649,883)    (11,087,864)   (21,851,231)    (25,932,681)   (1,553,425)       (1,989,348)
Annuity units                           --              --           (322)        (19,935)           --                --
                               -------------- --------------- -------------- --------------- ------------- -----------------
Units end of year               30,329,127      26,245,707     86,062,934      89,863,744     6,859,089         6,459,837
                               ============== =============== ============== =============== ============= =================
                                                                                                  MSF MORGAN STANLEY EAFE
                                      MSF MFS TOTAL RETURN                  MSF MFS VALUE                           INDEX
                                                SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                               ------------------------------ ------------------------------ -------------------------------
                                      2009            2008           2009            2008          2009              2008
                               -------------- --------------- -------------- --------------- ------------- -----------------
Units beginning of year        485,162,845     592,318,130     62,480,214      61,212,759    52,994,262        61,113,909
Units issued and transferred
  from other funding options    27,802,263      41,510,325     10,053,613      19,802,281     4,469,929         4,932,202
Units redeemed and transferred
  to other funding options      (88,416,078) (148,590,359)    (13,880,648)    (18,525,739)   (8,501,720)      (13,034,978)
Annuity units                      (31,921)        (75,251)        (8,937)         (9,087)      (14,532)          (16,871)
                               -------------- --------------- -------------- --------------- ------------- -----------------
Units end of year              424,517,109     485,162,845     58,644,242      62,480,214    48,947,939        52,994,262
                               ============== =============== ============== =============== ============= =================
                               MSF T. ROWE PRICE LARGE CAP    MSF T. ROWE PRICE SMALL CAP    MSF WESTERN ASSET MANAGEMENT
                                                    GROWTH                         GROWTH    STRATEGIC BOND OPPORTUNITIES
                                                SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                               ------------------------------ ------------------------------ -------------------------------
                                      2009            2008           2009         2008 (a)         2009              2008
                               -------------- --------------- -------------- --------------- ------------- -----------------
Units beginning of year         59,778,256      64,027,839     91,237,701              --     4,192,426         4,659,891
Units issued and transferred
  from other funding options     7,699,624      14,332,093     10,593,137     107,560,744       707,203           703,862
Units redeemed and transferred
  to other funding options     (13,883,453)    (18,581,676)   (16,970,977)    (16,321,622)   (1,136,444)       (1,170,259)
Annuity units                         (192)             --           (878)         (1,421)         (898)           (1,068)
                               -------------- --------------- -------------- --------------- ------------- -----------------
Units end of year               53,594,235      59,778,256     84,858,983      91,237,701     3,762,287         4,192,426
                               ============== =============== ============== =============== ============= =================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.

        MSF METLIFE MODERATE       MSF METLIFE MODERATE TO
                  ALLOCATION         AGGRESSIVE ALLOCATION        MSF METLIFE STOCK INDEX
                  SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
------------------------------- ----------------------------- ------------------------------
       2009             2008           2009           2008            2009           2008
-------------- ---------------- -------------- -------------- --------------- --------------
448,656,252      479,135,478    401,062,441    442,105,761     491,992,717    531,845,303
 51,387,983       67,031,031     38,986,571     44,066,905     696,524,264     59,765,661
(78,037,430)     (97,510,257)   (55,046,555)   (85,110,225)   (232,068,819)   (99,488,537)
         --               --             --             --        (138,607)      (129,710)
-------------- ---------------- -------------- -------------- --------------- --------------
422,006,805      448,656,252    385,002,457    401,062,441     956,309,555    491,992,717
============== ================ ============== ============== =============== ==============
        MSF NEUBERGER BERMAN        MSF OPPENHEIMER GLOBAL
               MID CAP VALUE                        EQUITY         MSF RUSSELL 2000 INDEX
                  SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
------------------------------- ----------------------------- ------------------------------
       2009             2008           2009           2008            2009           2008
-------------- ---------------- -------------- -------------- --------------- --------------
 15,069,022       18,555,447    448,654,570    494,911,133      54,971,926     60,356,432
    663,981        1,083,190     31,827,929     59,982,748       5,677,967      6,296,137
 (2,665,447)      (4,569,615)   (69,887,580) (106,201,344)      (8,473,272)   (11,669,227)
         --               --        (27,146)       (37,967)         (9,828)       (11,416)
-------------- ---------------- -------------- -------------- --------------- --------------
 13,067,556       15,069,022    410,567,773    448,654,570      52,166,793     54,971,926
============== ================ ============== ============== =============== ==============
MSF WESTERN ASSET MANAGEMENT
             U.S. GOVERNMENT              PIONEER VCT BOND       PIONEER VCT CULLEN VALUE
                  SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
------------------------------- ----------------------------- ------------------------------
       2009             2008           2009           2008            2009           2008
-------------- ---------------- -------------- -------------- --------------- --------------
165,146,188       85,176,942     22,163,097     19,594,381      14,609,008     15,163,835
 22,474,954      138,688,994      9,950,015     14,589,696       4,014,544      4,793,648
(47,040,203)     (58,715,835)    (9,252,037)   (12,020,980)     (3,674,744)    (5,348,475)
     (4,250)          (3,913)            --             --              --             --
-------------- ---------------- -------------- -------------- --------------- --------------
140,576,689      165,146,188     22,861,075     22,163,097      14,948,808     14,609,008
============== ================ ============== ============== =============== ==============

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

8. SCHEDULES OF UNITS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                               PIONEER VCT EMERGING MARKETS         PIONEER VCT EQUITY INCOME             PIONEER VCT FUND
                                                 SUBACCOUNT                        SUBACCOUNT                   SUBACCOUNT
                               ------------------------------- --------------------------------- ----------------------------
                                     2009              2008          2009                2008          2009           2008
                               ------------- ----------------- ------------- ------------------- ------------- --------------
Units beginning of year         8,306,485         9,123,959    18,907,498          22,291,961    29,416,956     35,397,790
Units issued and transferred
  from other funding options    3,198,231         2,013,301     2,054,030           2,904,676     3,159,501      4,982,780
Units redeemed and transferred
  to other funding options     (2,189,696)       (2,830,775)   (4,867,051)         (6,289,139)   (8,113,688)   (10,963,614)
Annuity units                          --                --            --                  --            --             --
                               ------------- ----------------- ------------- ------------------- ------------- --------------
Units end of year               9,315,020         8,306,485    16,094,477          18,907,498    24,462,769     29,416,956
                               ============= ================= ============= =================== ============= ==============
                                  PIONEER VCT MID CAP VALUE    PIONEER VCT REAL ESTATE SHARES           UIF CAPITAL GROWTH
                                                 SUBACCOUNT                        SUBACCOUNT                   SUBACCOUNT
                               ------------------------------- --------------------------------- ----------------------------
                                     2009              2008          2009                2008          2009           2008
                               ------------- ----------------- ------------- ------------------- ------------- --------------
Units beginning of year        36,082,317        42,880,338     8,720,284           9,621,836    10,817,955     13,918,589
Units issued and transferred
  from other funding options    3,318,562         4,365,643     1,914,667           1,881,019       836,261      1,237,043
Units redeemed and transferred
  to other funding options     (7,714,731)      (11,163,664)   (2,252,377)         (2,782,571)   (2,547,691)    (4,337,677)
Annuity units                          --                --            --                  --            --             --
                               ------------- ----------------- ------------- ------------------- ------------- --------------
Units end of year              31,686,148        36,082,317     8,382,574           8,720,284     9,106,525     10,817,955
                               ============= ================= ============= =================== ============= ==============
                                                  UIF VALUE     VAN KAMPEN LIT CAPITAL GROWTH    VAN KAMPEN LIT GOVERNMENT
                                                 SUBACCOUNT                        SUBACCOUNT                   SUBACCOUNT
                               ------------------------------- --------------------------------- ----------------------------
                                     2009              2008          2009                2008          2009           2008
                               ------------- ----------------- ------------- ------------------- ------------- --------------
Units beginning of year        11,197,020        14,734,499    17,441,725         157,200,754    30,065,152     36,097,912
Units issued and transferred
  from other funding options      170,325           264,435       857,484           3,907,137     4,086,700      7,107,328
Units redeemed and transferred
  to other funding options     (2,396,740)       (3,801,914)        (3,280,427) (143,666,166)    (7,717,271)   (13,140,088)
Annuity units                          --                --            --                  --            --             --
                               ------------- ----------------- ------------- ------------------- ------------- --------------
Units end of year               8,970,605        11,197,020    15,018,782          17,441,725    26,434,581     30,065,152
                               ============= ================= ============= =================== ============= ==============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period December 14, 2009 to December 31, 2009.

(c) For the period May 4, 2009 to December 31, 2009.

                              PIONEER VCT IBBOTSON GROWTH          PIONEER VCT IBBOTSON
    PIONEER VCT HIGH YIELD                     ALLOCATION           MODERATE ALLOCATION
                SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
----------------------------- ------------------------------ -----------------------------
       2009           2008           2009            2008           2009           2008
-------------- -------------- -------------- --------------- -------------- --------------
 31,465,476     32,302,590    241,041,098     211,130,637    131,739,676    128,084,206
 19,813,022     12,070,279     14,508,026      49,136,283     15,064,233     28,764,616
(16,363,945)   (12,907,393)   (20,218,220)    (19,225,822)   (19,280,230)   (25,109,146)
         --             --             --              --             --             --
-------------- -------------- -------------- --------------- -------------- --------------
 34,914,553     31,465,476    235,330,904     241,041,098    127,523,679    131,739,676
============== ============== ============== =============== ============== ==============
     UIF EQUITY AND INCOME       UIF SMALL COMPANY GROWTH          UIF U.S. REAL ESTATE
                SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
----------------------------- ------------------------------ -----------------------------
       2009           2008           2009            2008           2009           2008
-------------- -------------- -------------- --------------- -------------- --------------
124,047,368    155,243,293      3,860,379       4,724,867     21,716,459     25,452,950
 10,001,544     25,941,166        328,711         604,656      4,599,928      6,983,727
(27,171,235)   (57,133,995)      (722,461)     (1,469,144)    (6,236,584)   (10,711,401)
         --         (3,096)            --              --             --         (8,817)
-------------- -------------- -------------- --------------- -------------- --------------
106,877,677    124,047,368      3,466,629       3,860,379     20,079,803     21,716,459
============== ============== ============== =============== ============== ==============
 VAN KAMPEN LIT GROWTH AND                 WELLS FARGO VT
                    INCOME            SMALL/MID CAP VALUE
                SUBACCOUNT                     SUBACCOUNT
----------------------------- ------------------------------
       2009           2008           2009            2008
-------------- -------------- -------------- ---------------
135,745,590    171,568,422      2,939,820       3,380,492
  6,236,740     17,315,992        340,726         464,842
(27,647,253)   (53,138,824)      (426,586)       (905,514)
         --             --             --
-------------- -------------- -------------- ---------------
114,335,077    135,745,590      2,853,960       2,939,820
============== ============== ============== ===============

This page is intentionally left blank.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of MetLife Insurance Company of Connecticut

We have audited the accompanying consolidated balance sheets of MetLife Insurance Company of Connecticut and subsidiaries (the "Company") as of December 31, 2009 and 2008, and the related consolidated statements of operations, stockholders' equity, and cash flows for each of the three years in the period ended December 31, 2009. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company of Connecticut and subsidiaries as of December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2009, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1, the Company changed its method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009, changed its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and changed its method of accounting for deferred acquisition costs as required by accounting guidance adopted on January 1, 2007.

/s/ DELOITTE & TOUCHE LLP

New York, New York
March 24, 2010

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2009 AND 2008

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                  2009       2008
                                                                --------   --------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $42,435 and $39,601,
     respectively)............................................  $ 41,275   $ 34,846
  Equity securities available-for-sale, at estimated fair
     value (cost: $494 and $673, respectively)................       459        474
  Trading securities, at estimated fair value (cost: $868 and
     $251, respectively)......................................       938        232
  Mortgage loans (net of valuation allowances of $77 and $46,
     respectively)............................................     4,748      4,447
  Policy loans................................................     1,189      1,192
  Real estate and real estate joint ventures..................       445        608
  Other limited partnership interests.........................     1,236      1,249
  Short-term investments......................................     1,775      3,127
  Other invested assets.......................................     1,498      2,297
                                                                --------   --------
     Total investments........................................    53,563     48,472
Cash and cash equivalents.....................................     2,574      5,656
Accrued investment income.....................................       516        487
Premiums and other receivables................................    13,444     12,463
Deferred policy acquisition costs and value of business
  acquired....................................................     5,244      5,440
Current income tax recoverable................................        --         66
Deferred income tax assets....................................     1,147      1,843
Goodwill......................................................       953        953
Other assets..................................................       799        752
Separate account assets.......................................    49,449     35,892
                                                                --------   --------
     Total assets.............................................  $127,689   $112,024
                                                                ========   ========
LIABILITIES AND STOCKHOLDERS' EQUITY
LIABILITIES
Future policy benefits........................................  $ 21,621   $ 20,213
Policyholder account balances.................................    37,442     37,175
Other policyholder funds......................................     2,297      2,085
Payables for collateral under securities loaned and other
  transactions................................................     7,169      7,871
Short-term debt...............................................        --        300
Long-term debt -- affiliated..................................       950        950
Current income tax payable....................................        23         --
Other liabilities.............................................     2,177      2,604
Separate account liabilities..................................    49,449     35,892
                                                                --------   --------
     Total liabilities........................................   121,128    107,090
                                                                --------   --------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 11)

STOCKHOLDERS' EQUITY
Common stock, par value $2.50 per share; 40,000,000 shares
  authorized; 34,595,317 shares issued and outstanding at
  December 31, 2009 and 2008..................................        86         86
Additional paid-in capital....................................     6,719      6,719
Retained earnings.............................................       541        965
Accumulated other comprehensive loss..........................      (785)    (2,836)
                                                                --------   --------
     Total stockholders' equity...............................     6,561      4,934
                                                                --------   --------
     Total liabilities and stockholders' equity...............  $127,689   $112,024
                                                                ========   ========




        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                      CONSOLIDATED STATEMENTS OF OPERATIONS
              FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)

                                                             2009     2008     2007
                                                           -------   ------   ------
REVENUES
Premiums.................................................  $ 1,312   $  634   $  353
Universal life and investment-type product policy fees...    1,380    1,378    1,411
Net investment income....................................    2,335    2,494    2,893
Other revenues...........................................      598      230      251
Net investment gains (losses):
  Other-than-temporary impairments on fixed maturity
     securities..........................................     (552)    (401)     (28)
  Other-than-temporary impairments on fixed maturity
     securities transferred to other comprehensive loss..      165       --       --
  Other net investment gains (losses), net...............   (1,479)     950     (114)
                                                           -------   ------   ------
     Total net investment gains (losses).................   (1,866)     549     (142)
                                                           -------   ------   ------
       Total revenues....................................    3,759    5,285    4,766
                                                           -------   ------   ------
EXPENSES
Policyholder benefits and claims.........................    2,065    1,446      978
Interest credited to policyholder account balances.......    1,301    1,130    1,299
Other expenses...........................................    1,207    1,933    1,446
                                                           -------   ------   ------
       Total expenses....................................    4,573    4,509    3,723
                                                           -------   ------   ------
Income (loss) from continuing operations before provision
  for income tax.........................................     (814)     776    1,043
Provision for income tax expense (benefit)...............     (368)     203      303
                                                           -------   ------   ------
Income (loss) from continuing operations, net of income
  tax....................................................     (446)     573      740
Income (loss) from discontinued operations, net of income
  tax....................................................       --       --        4
                                                           -------   ------   ------
Net income (loss)........................................  $  (446)  $  573   $  744
                                                           =======   ======   ======




        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                 CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)


                                                                        ACCUMULATED OTHER COMPREHENSIVE LOSS
                                                                      ----------------------------------------
                                                                            NET                      FOREIGN
                                                ADDITIONAL              UNREALIZED    OTHER-THAN-    CURRENCY
                                        COMMON    PAID-IN   RETAINED    INVESTMENT     TEMPORARY   TRANSLATION   TOTAL
                                         STOCK    CAPITAL   EARNINGS  GAINS (LOSSES)  IMPAIRMENTS  ADJUSTMENTS   EQUITY
                                        ------  ----------  --------  --------------  -----------  -----------  -------
Balance at December 31, 2006..........    $86     $7,123      $ 520       $  (314)        $ --        $  --     $ 7,415
Cumulative effect of change in
  accounting principle, net of income
  tax (Note 1)........................                          (86)                                                (86)
                                          ---     ------      -----       -------         ----        -----     -------
Balance at January 1, 2007............     86      7,123        434          (314)          --           --       7,329
Dividend paid to MetLife..............              (404)      (286)                                               (690)
Comprehensive income (loss):
  Net income..........................                          744                                                 744
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax.....................                                         (2)                                   (2)
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.........                                        (45)                                  (45)
     Foreign currency translation
       adjustments, net of income
       tax............................                                                                   12          12
                                                                                                                -------
     Other comprehensive loss.........                                                                              (35)
                                                                                                                -------
  Comprehensive income................                                                                              709
                                          ---     ------      -----       -------         ----        -----     -------
Balance at December 31, 2007..........     86      6,719        892          (361)          --           12       7,348
Dividend paid to MetLife..............                         (500)                                               (500)
Comprehensive income (loss):
  Net income..........................                          573                                                 573
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax.....................                                         21                                    21
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.........                                     (2,342)                               (2,342)
     Foreign currency translation
       adjustments, net of income
       tax............................                                                                 (166)       (166)
                                                                                                                -------
     Other comprehensive loss.........                                                                           (2,487)
                                                                                                                -------
  Comprehensive loss..................                                                                           (1,914)
                                          ---     ------      -----       -------         ----        -----     -------
Balance at December 31, 2008..........     86      6,719        965        (2,682)          --         (154)      4,934
Cumulative effect of changes in
  accounting principle, net of income
  tax (Note 1)........................                           22                        (22)                      --
Comprehensive income (loss):
  Net loss............................                         (446)                                               (446)
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax.....................                                        (14)                                  (14)
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.........                                      2,103          (61)                   2,042
     Foreign currency translation
       adjustments, net of income
       tax............................                                                                   45          45
                                                                                                                -------
     Other comprehensive income.......                                                                            2,073
                                                                                                                -------
  Comprehensive income................                                                                            1,627
                                          ---     ------      -----       -------         ----        -----     -------
Balance at December 31, 2009..........    $86     $6,719      $ 541       $  (593)        $(83)       $(109)    $ 6,561
                                          ===     ======      =====       =======         ====        =====     =======




        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)

                                                               2009       2008       2007
                                                             --------   --------   --------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)..........................................  $   (446)  $    573   $    744
Adjustments to reconcile net income (loss) to net cash
  (used in) provided by operating activities:
  Depreciation and amortization expenses...................        29         29         26
  Amortization of premiums and accretion of discounts
     associated with investments, net......................      (198)       (18)        11
  (Gains) losses from sales of investments and businesses,
     net...................................................     1,866       (546)       145
  Gain from recapture of ceded reinsurance.................        --         --        (22)
  Undistributed equity earnings of real estate joint
     ventures and other limited partnership interests......        98         97       (121)
  Interest credited to policyholder account balances.......     1,301      1,130      1,299
  Universal life and investment-type product policy fees...    (1,380)    (1,378)    (1,411)
  Change in accrued investment income......................       (29)       150        (35)
  Change in premiums and other receivables.................    (2,307)    (2,561)       360
  Change in deferred policy acquisition costs, net.........      (559)       330         61
  Change in insurance-related liabilities..................     1,648        997         71
  Change in trading securities.............................      (597)      (218)        --
  Change in income tax recoverable (payable)...............      (303)       262        308
  Change in other assets...................................       449        598        675
  Change in other liabilities..............................      (166)     1,176        234
  Other, net...............................................        32         38         --
                                                             --------   --------   --------
Net cash (used in) provided by operating activities........      (562)       659      2,345
                                                             --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
Sales, maturities and repayments of:
  Fixed maturity securities................................    13,076     20,183     21,546
  Equity securities........................................       141        126        146
  Mortgage loans...........................................       444        522      1,208
  Real estate and real estate joint ventures...............         4         15        155
  Other limited partnership interests......................       142        203        465
Purchases of:
  Fixed maturity securities................................   (16,192)   (14,027)   (19,365)
  Equity securities........................................       (74)       (65)      (357)
  Mortgage loans...........................................      (783)      (621)    (2,030)
  Real estate and real estate joint ventures...............       (31)      (102)      (458)
  Other limited partnership interests......................      (203)      (458)      (515)
Net change in short-term investments.......................     1,445     (1,887)      (558)
Net change in other invested assets........................      (194)       445       (175)
Net change in policy loans.................................         3       (279)         5
Other, net.................................................        (2)        --         16
                                                             --------   --------   --------
Net cash (used in) provided by investing activities........    (2,224)     4,055         83
                                                             --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
  Deposits.................................................    20,783      7,146     11,395
  Withdrawals..............................................   (20,067)    (5,307)   (13,563)
Net change in payables for collateral under securities
  loaned and other transactions............................      (702)    (2,600)     1,316
Net change in short-term debt..............................      (300)       300         --
Long-term debt issued -- affiliated........................        --        750        200
Long-term debt repaid -- affiliated........................        --       (435)        --
Debt issuance costs........................................        --         (8)        --
Financing element on certain derivative instruments........       (53)       (46)        33
Dividends on common stock..................................        --       (500)      (690)
                                                             --------   --------   --------
Net cash used in financing activities......................      (339)      (700)    (1,309)
                                                             --------   --------   --------
Effect of change in foreign currency exchange rates on cash
  balances.................................................        43       (132)         6
                                                             --------   --------   --------
Change in cash and cash equivalents........................    (3,082)     3,882      1,125
Cash and cash equivalents, beginning of year...............     5,656      1,774        649
                                                             --------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR.....................  $  2,574   $  5,656   $  1,774
                                                             ========   ========   ========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Net cash paid (received) during the year for:
  Interest.................................................  $     73   $     64   $     33
                                                             ========   ========   ========
  Income tax...............................................  $    (63)  $    (48)  $     (6)
                                                             ========   ========   ========
Non-cash transactions during the year:
  Contribution of equity securities to MetLife Foundation..  $     --   $     --   $     12
                                                             ========   ========   ========




        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     "MICC" or the "Company" refers to MetLife Insurance Company of Connecticut, a Connecticut corporation incorporated in 1863, and its subsidiaries, including MetLife Investors USA Insurance Company ("MLI-USA"). MetLife Insurance Company of Connecticut is a subsidiary of MetLife, Inc. ("MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

     During 2009, the Company realigned its former institutional and individual businesses into three operating segments: Retirement Products, Corporate Benefit Funding and Insurance Products. The segments are managed separately because they either provide different products and services, require different strategies or have different technology requirements. In addition, the Company reports certain of its operations in Corporate & Other. See Note 14 for further business segment information.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of MetLife Insurance Company of Connecticut and its subsidiaries, partnerships and joint ventures in which the Company has control. Intercompany accounts and transactions have been eliminated.

     Certain amounts in the prior year periods' consolidated financial statements have been reclassified to conform with the 2009 presentation.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements.

     A description of critical estimates is incorporated within the discussion of the related accounting policies which follows. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

     In June 2009, the Financial Accounting Standards Board ("FASB") approved FASB Accounting Standards Codification ("Codification") as the single source of authoritative accounting guidance used in the preparation of financial statements in conformity with GAAP for all non-governmental entities. Codification changed the referencing and organization of accounting guidance without modification of existing GAAP. Since it did not modify existing GAAP, Codification did not have any impact on the Company's financial condition or results of operations. On the effective date of Codification, substantially all existing non-SEC accounting and reporting standards were superseded and, therefore, are no longer referenced by title in the accompanying consolidated financial statements.

  Fair Value

     As described below, certain assets and liabilities are measured at estimated fair value on the Company's consolidated balance sheets. In addition, the notes to these consolidated financial statements include further disclosures of estimated fair values. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In many cases, the exit price and the transaction (or entry) price will be the same at initial recognition. However, in certain cases, the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with the same credit standing. It requires that fair value be a market-based measurement in which the fair value is determined based on a hypothetical transaction at the measurement date, considered from the perspective of a market participant. When quoted prices are not used to determine fair value the Company considers three broad valuation techniques: (i) the market approach; (ii) the income approach; and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset or liability's classification within the fair value hierarchy is based on the lowest level of input to its valuation. The input levels are as follows:

     Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

     Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities other than quoted prices in Level 1; quoted prices in markets that are not active; or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

     Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of estimated fair value requires significant management judgment or estimation.

     Prior to January 1, 2009, the measurement and disclosures of fair value based on exit price excluded certain items such as nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value in a business combination, reporting units measured at estimated fair value in the first step of a goodwill impairment test and indefinite-lived intangible assets measured at estimated fair value for impairment assessment.

  Investments

     The accounting policies for the Company's principal investments are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value.

          Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss), net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded in net investment income.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for certain equity securities, greater weight and consideration are given by the Company to a decline in market value and the likelihood such market value decline will recover. See also Note 2.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below cost or amortized cost recovers; (vii) with respect to equity securities, whether the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost; (viii) unfavorable changes in forecasted cash flows on mortgage-backed and asset-backed securities; and
     (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          Effective April 1, 2009, the Company prospectively adopted new guidance on the recognition and presentation of other-than-temporary impairment ("OTTI") losses as described in "Adoption of New Accounting Pronouncements -- Financial Instruments." The new guidance requires that an OTTI be recognized in earnings for a fixed maturity security in an unrealized loss position when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     difference between the fixed maturity security's amortized cost and its estimated fair value only when either: (i) the Company has the intent to sell the fixed maturity security; or (ii) it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in estimated fair value below amortized cost. If neither of these two conditions exists, the difference between the amortized cost basis of the fixed maturity security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than credit factors ("noncredit loss") is recorded as other comprehensive income (loss). There was no change for equity securities which, when an OTTI has occurred, continue to be impaired for the entire difference between the equity security's cost and its estimated fair value with a corresponding charge to earnings.

          Prior to the adoption of the new OTTI guidance, the Company recognized in earnings an OTTI for a fixed maturity security in an unrealized loss position unless it could assert that it had both the intent and ability to hold the fixed maturity security for a period of time sufficient to allow for a recovery of estimated fair value to the security's amortized cost basis. Also, prior to the adoption of this guidance, the entire difference between the fixed maturity security's amortized cost basis and its estimated fair value was recognized in earnings if it was determined to have an OTTI.

          With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and it is not expected to recover to an amount at least equal to cost prior to the expected time of the sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. When an OTTI loss has occurred, the OTTI loss is the entire difference between the equity security's cost and its estimated fair value with a corresponding charge to earnings.

          With respect to perpetual hybrid securities that have attributes of both debt and equity, some of which are classified as fixed maturity securities and some of which are classified as non-redeemable preferred stock within equity securities, the Company considers in its OTTI analysis whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. The Company also considers whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

          Upon adoption of the new OTTI guidance, the Company's methodology and significant inputs used to determine the amount of the credit loss are as follows:

          (i) The Company calculates the recovery value of fixed maturity securities by performing a discounted cash flow analysis based on the present value of future cash flows expected to be received. The discount rate is generally the effective interest rate of the fixed maturity security prior to impairment.

          (ii) When determining the collectability and the period over which the fixed maturity security is expected to recover, the Company applies the same considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                 corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

          (iii) Additional considerations are made when assessing the unique features that apply to certain structured securities such as residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

          (iv) When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, management considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process which incorporates available information and management's best estimate of scenarios-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates, and the overall macroeconomic conditions.

            The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. These impairments are included within net investment gains (losses). The Company does not change the revised cost basis for subsequent recoveries in value.

            In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

            The Company has invested in certain structured transactions that are variable interest entities ("VIEs"). These structured transactions include asset-backed securitizations, hybrid securities, joint ventures, limited partnerships and limited liability companies. The Company consolidates those VIEs for which it is deemed to be the primary beneficiary. The Company reconsiders whether it is the primary beneficiary for investments designated as VIEs on a quarterly basis.

            Trading Securities. The Company's trading securities portfolio, principally consisting of fixed maturity and equity securities, supports investment strategies that involve the active and frequent purchase and sale of securities, and supports asset and liability matching strategies for certain insurance products. Trading securities are presented at estimated fair value with subsequent changes in estimated fair value recognized in net investment income. Related dividends and investment income are also included in net investment income.

            Securities Lending. Securities loaned transactions, whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company generally obtains collateral in an amount equal to 102% of the estimated fair value of the securities loaned. The Company monitors the estimated fair value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with brokerage

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     firms and commercial banks. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage Loans. Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Based on the facts and circumstances of the individual loans being impaired, loan specific valuation allowances are established for the excess carrying value of the loan over either: (i) the present value of expected future cash flows discounted at the loan's original effective interest rate; (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent; or (iii) the loan's observable market price. The Company also establishes allowances for loan losses for pools of loans with similar characteristics, such as mortgage loans based on similar property types, similar loan-to-value, or similar debt service coverage ratio factors when, based on past experience, it is probable that a credit event has occurred and the amount of the loss can be reasonably estimated. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to accrue for loans on which interest is generally more than 60 days past due and/or when the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded in accordance with the loan agreement as a reduction of principal and/or as interest income. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned in investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

          Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its estimated fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, with the impairment loss included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests consisting of leveraged buy-out funds, hedge funds and other private equity funds in which it has more than a minor equity interest or more than a minor influence over the joint ventures or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The equity method is also used for such investments in which the Company has significant influence or more than a 20% interest. For certain of those joint ventures the Company records its share of earnings using a three-month lag methodology for all instances where the timely financial information is available and the contractual right exists to receive such financial information. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures or the partnership's operations. The Company reports the distributions from real estate joint ventures and other limited partnership interests accounted for under the cost method and equity in earnings from real estate joint ventures and other limited partnership interests accounted for under the equity method in net investment income. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. The Company considers its cost method investments for OTTI when the carrying value of real estate joint ventures and other limited partnership interests exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when deciding if the cost method investment is other-than-temporarily impaired. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an OTTI is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its estimated fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates estimated fair value, or stated at estimated fair value, if available. Short-term investments also include investments in affiliated money market pools.

          Other Invested Assets. Other invested assets consist principally of freestanding derivatives with positive estimated fair values, investments in insurance enterprise joint ventures and tax credit partnerships.

          Freestanding derivatives with positive estimated fair values are described in the derivatives accounting policy which follows.

          Joint venture investments represent the Company's investments in entities that engage in insurance underwriting activities and are accounted for on the equity method. Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of tax credits and are also accounted for under the equity method or under the effective yield method. The Company reports the equity in earnings of joint venture investments and tax credit partnerships in net investment income.

     The Company's investments are exposed to four primary sources of risk: credit, interest rate, liquidity risk, and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

     When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs to these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity, estimated duration and management's assumptions regarding liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

     The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active, liquid markets, quoted prices in markets that are not active and observable yields and spreads in the market.

     When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities.

     Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

     The determination of the amount of allowances and impairments, as applicable, is described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

     The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and asset-backed securities, certain structured investment transactions, trading securities, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

     The accounting rules for the determination of when an entity is a VIE and when to consolidate a VIE are complex. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The primary beneficiary is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both.

     When assessing the expected losses to determine the primary beneficiary for structured investment products such as asset-backed securitizations and collateralized debt obligations, the Company uses historical default probabilities based on the credit rating of each issuer and other inputs including maturity dates, industry

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


classifications and geographic location. Using computational algorithms, the analysis simulates default scenarios resulting in a range of expected losses and the probability associated with each occurrence. For other investment structures such as hybrid securities, joint ventures, limited partnerships and limited liability companies, the Company takes into consideration the design of the VIE and generally uses a qualitative approach to determine if it is the primary beneficiary. This approach includes an analysis of all contractual and implied rights and obligations held by all parties including profit and loss allocations, repayment or residual value guarantees, put and call options and other derivative instruments. If the primary beneficiary of a VIE can not be identified using this qualitative approach, the Company calculates the expected losses and expected residual returns of the VIE using a probability-weighted cash flow model. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage risks relating to its ongoing business. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net investment gains (losses). The fluctuations in estimated fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the estimated fair value of a recognized asset or liability ("fair value hedge"); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The accounting for derivatives is complex and interpretations of the primary accounting guidance continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under such accounting guidance. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact in the consolidated financial statements of the Company from that previously reported.

     Under a fair value hedge, changes in the estimated fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the estimated fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item. However, accruals that are not scheduled to settle until maturity are included in the estimated fair value of derivatives in the consolidated balance sheets.

     Under a cash flow hedge, changes in the estimated fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholders' equity and the deferred gains or losses on the derivative are reclassified into the consolidated statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item. However, accruals that are not scheduled to settle until maturity are included in the estimated fair value of derivatives in the consolidated balance sheets.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the consolidated balance sheets, with changes in its estimated fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


bifurcated. If the instrument would not be accounted for in its entirety at estimated fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried in the consolidated balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at estimated fair value in the consolidated financial statements and that their related changes in estimated fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was $2 million and less than $1 million at December 31, 2009 and 2008, respectively.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $102 million and $76 million at December 31, 2009 and 2008, respectively. Accumulated amortization of capitalized software was $42 million and $26 million at December 31, 2009 and 2008, respectively. Related amortization expense was $16 million, $15 million and $11 million for the years ended December 31, 2009, 2008 and 2007, respectively.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as deferred policy acquisition costs ("DAC"). Such costs consist principally of commissions and agency and policy issuance expenses. Value of business acquired ("VOBA") is an intangible asset that represents the present value of future profits embedded in acquired insurance annuity and investment -- type contracts. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums or gross profits, depending on the type of contract as described below.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company amortizes DAC and VOBA related to non-participating and non-dividend paying traditional contracts (primarily term insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency and investment returns at policy issuance, or policy acquisition, as it relates to VOBA, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

     Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year the Company reviews the deferred sales inducements to determine the recoverability of these balances.

  Value of Distribution Agreements and Customer Relationships Acquired

     Value of distribution agreements ("VODA") is reported in other assets and represents the present value of future profits associated with the expected future business derived from the distribution agreements. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past acquisitions are amortized over useful life ranging from 10 to 30 years and such amortization is included in other expenses. Each year the Company reviews VODA and VOCRA to determine the recoverability of these balances.

  Goodwill

     Goodwill is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter.

     Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's business segments.

     For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there might be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill would be determined in a business acquisition. The excess of the carrying value of goodwill over the implied fair value of goodwill is recognized as an impairment and recorded as a charge against net income.

     In performing its goodwill impairment tests, when management believes meaningful comparable market data are available, the estimated fair values of the reporting units are determined using a market multiple approach. When relevant comparables are not available, the Company uses a discounted cash flow model. For reporting units

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


which are particularly sensitive to market assumptions, such as the retirement products and individual life reporting units, the Company may corroborate its estimated fair values by using additional valuation methodologies.

     The key inputs, judgments and assumptions necessary in determining estimated fair value include projected earnings, current book value (with and without accumulated other comprehensive income), the level of economic capital required to support the mix of business, long term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels and the discount rate management believes appropriate to the risk associated with the respective reporting unit. The estimated fair value of the retirement products and individual life reporting units are particularly sensitive to the equity market levels.

     Management applies significant judgment when determining the estimated fair value of the Company's reporting units. The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company's results of operations or financial position.

     During our 2009 impairment tests of goodwill, management concluded that the fair values of all reporting units were in excess of their carrying values and, therefore, goodwill was not impaired. However, management continues to evaluate current market conditions that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

     See Note 6 for further consideration of goodwill impairment testing during 2009.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for future policy benefit liabilities on non-participating traditional life insurance range from 3% to 7%.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rate assumptions used in establishing such liabilities range from 4% to 9%.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities range from 4% to 7%.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 6%.

     Liabilities for unpaid claims and claim expenses for the Company's workers' compensation business are included in future policyholder benefits and are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated subrogation. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary guarantees relating to certain life policies as follows:

     - Guaranteed minimum death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's ("S&P") 500 Index. The benefit assumptions used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed minimum income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder. Certain GMIBs have settlement features that result in a portion of that guarantee being accounted for as an embedded derivative and are recorded in policyholder account balances as described below.

     Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company establishes policyholder account balances for guaranteed minimum benefits relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefits ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product.

     - Guaranteed minimum accumulation benefits ("GMAB") and settlement features in certain GMIB described above provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product.

     For GMWB, GMAB and certain GMIB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     GMWB, GMAB and certain GMIB are accounted for as embedded derivatives with changes in estimated fair value reported in net investment gains (losses).

     At inception of the GMWB, GMAB and certain GMIB contracts, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

     The fair values for these embedded derivatives are then estimated based on the present value of projected future benefits minus the present value of projected future fees. The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. Beginning in 2008, the valuation of these embedded derivatives includes an adjustment for the Company's own credit and risk margins for non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to the Company's debt, as well as its claims paying ability. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment.

     These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the Company's own credit standing; and variations in actuarial assumptions regarding policyholder behavior, and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

     The Company cedes the risks associated with certain of the GMIB, GMAB and GMWB guarantees described in the preceding paragraphs to an affiliated reinsurance company. These reinsurance contracts contain embedded derivatives which are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of these embedded derivatives on the ceded risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

     In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes to the same affiliated reinsurance company certain directly written GMIB guarantees that are accounted for as insurance (i.e. not as embedded derivatives) but where the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums and other receivables with changes in

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


estimated fair value reported in net investment gains (losses). The value of these embedded derivatives is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies and guarantees, and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts, universal life-type policies and certain guaranteed minimum benefits. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances for these contracts are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 12%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care ("LTC"), as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments. Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Premiums related to workers' compensation contracts are recognized as revenue on a pro rata basis over the applicable contract term.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

     The portion of fees allocated to embedded derivatives described previously is recognized within net investment gains (losses) as part of the estimated fair value of embedded derivatives.

  Other Revenues

     Other revenues include, in addition to items described elsewhere herein, advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Income Taxes

     The Company files a consolidated U.S. federal income tax return with its includable subsidiaries in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

     (i) future taxable income exclusive of reversing temporary differences and carryforwards;

     (ii)   future reversals of existing taxable temporary differences;

     (iii)  taxable income in prior carryback years; and

     (iv)   tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 10) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     The Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its life insurance products and also as a provider of reinsurance for some insurance products issued by third parties.

     For each of its reinsurance agreements, the Company determines if the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     The assumptions used to account for long-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance agreements are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance balances recoverable could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

     Cessions under reinsurance arrangements do not discharge the Company's obligations as the primary insurer.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Employee Benefit Plans

     Eligible employees, sales representatives and retirees of the Company are provided pension, postretirement and postemployment benefits under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

  Foreign Currency

     Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The local currencies of foreign operations generally are the functional currencies unless the local economy is highly inflationary. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains and losses from foreign currency transactions are reported as net investment gains (losses) in the period in which they occur.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  Litigation Contingencies

     The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Assets within the Company's separate accounts primarily include: mutual funds, fixed maturity and equity securities, mortgage loans, derivatives, hedge funds, other limited partnership interests, short-term investments and cash and cash equivalents. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value which is based on the estimated fair values of the underlying assets comprising the portfolios of an individual separate account. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


offset within the same line in the consolidated statements of operations. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Financial Instruments

     As more fully described in "Summary of Significant Accounting Policies and Critical Accounting Estimates," effective April 1, 2009, the Company adopted new OTTI guidance. This guidance amends the previously used methodology for determining whether an OTTI exists for fixed maturity securities, changes the presentation of OTTI for fixed maturity securities and requires additional disclosures for OTTI on fixed maturity and equity securities in interim and annual financial statements.

     The Company's net cumulative effect adjustment of adopting the OTTI guidance was an increase of $22 million to retained earnings with a corresponding increase to accumulated other comprehensive loss to reclassify the noncredit loss portion of previously recognized OTTI losses on fixed maturity securities held at April 1, 2009. This cumulative effect adjustment was comprised of an increase in the amortized cost basis of fixed maturity securities of $36 million, net of policyholder related amounts of $2 million and net of deferred income taxes of $12 million, resulting in the net cumulative effect adjustment of $22 million. The increase in the amortized cost basis of fixed maturity securities of $36 million by sector was as follows: $17 million -- ABS, $6 million -- U.S. corporate securities and $13 million -- CMBS.

     As a result of the adoption of the OTTI guidance, the Company's pre-tax earnings for the year ended December 31, 2009 increased by $148 million, offset by an increase in other comprehensive loss representing OTTI relating to noncredit losses recognized during the year ended December 31, 2009.

     Effective January 1, 2009, the Company adopted guidance on disclosures about derivative instruments and hedging. This guidance requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments and disclosures about credit risk-related contingent features in derivative agreements. The Company has provided all of the material disclosures in its consolidated financial statements.

     The following new pronouncements relating to financial instruments had no material impact on the Company's consolidated financial statements:

     - Effective January 1, 2009, the Company adopted prospectively an update on accounting for transfers of financial assets and repurchase financing transactions. This update provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions.

     - Effective December 31, 2008, the Company adopted new guidance on the recognition of interest income and impairment on purchased beneficial interests and beneficial interests that continue to be held by a transferor in securitized financial assets. This new guidance more closely aligns the determination of whether an OTTI has occurred for a beneficial interest in a securitized financial asset with the original guidance for fixed maturity securities classified as available-for-sale or held-to-maturity.

     - Effective January 1, 2008, the Company adopted new guidance relating to application of the shortcut method of accounting for derivative instruments and hedging activities. This guidance permits interest rate swaps to

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       have a non-zero fair value at inception when applying the shortcut method of assessing hedge effectiveness as long as the difference between the transaction price (zero) and the fair value (exit price), as defined by current accounting guidance on fair value measurements, is solely attributable to a bid-ask spread. In addition, entities are not precluded from applying the shortcut method of assessing hedge effectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace.

     - Effective January 1, 2008, the Company adopted new guidance that permits a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset. This new guidance also includes certain terminology modifications. Upon adoption of this guidance, the Company did not change its accounting policy of not offsetting fair value amounts recognized for derivative instruments under master netting arrangements.

  Business Combinations and Noncontrolling Interests

     Effective January 1, 2009, the Company adopted revised guidance on business combinations and accounting for noncontrolling interests in the consolidated financial statements. Under this new guidance:

     - All business combinations (whether full, partial or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Assets acquired and liabilities assumed in a business combination that arise from contingencies are recognized at fair value if the acquisition-date fair value can be reasonably determined. If the fair value is not estimable, an asset or liability is recorded if existence or incurrence at the acquisition date is probable and its amount is reasonably estimable.

     - Changes in deferred income tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - Net income (loss) includes amounts attributable to noncontrolling interests.

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The adoption of this guidance on a prospective basis did not have an impact on the Company's consolidated financial statements. As the Company did not have a minority interest, the adoption of this guidance, which required

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


retrospective application of presentation requirements of noncontrolling interest, did not have an impact on the Company's consolidated financial statements.

     Effective January 1, 2009, the Company adopted prospectively new guidance on determination of the useful life of intangible assets. This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset. This change is intended to improve the consistency between the useful life of a recognized intangible asset and the period of expected future cash flows used to measure the fair value of the asset. The Company determines useful lives and provides all of the material disclosures prospectively on intangible assets acquired on or after January 1, 2009 in accordance with this guidance.

  Fair Value

     Effective January 1, 2008, the Company adopted new fair value measurements guidance which defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements and applied this guidance prospectively to assets and liabilities measured at fair value. The adoption of this guidance changed the valuation of certain freestanding derivatives by moving from a mid to bid pricing convention as it relates to certain volatility inputs, as well as the addition of liquidity adjustments and adjustments for risks inherent in a particular input or valuation technique. The adoption of this guidance also changed the valuation of the Company's embedded derivatives, most significantly the valuation of embedded derivatives associated with certain guarantees on variable annuity contracts. The change in valuation of embedded derivatives associated with guarantees on annuity contracts resulted from the incorporation of risk margins associated with non-capital market inputs and the inclusion of the Company's own credit standing in their valuation. At January 1, 2008, the impact of adopting the guidance on assets and liabilities measured at estimated fair value was $59 million ($38 million, net of income tax) and was recognized as a change in estimate in the accompanying consolidated statement of operations where it was presented in the respective statement of operations caption to which the item measured at estimated fair value is presented. There were no significant changes in estimated fair value of items measured at fair value and reflected in accumulated other comprehensive income (loss). The addition of risk margins and the Company's own credit spread in the valuation of embedded derivatives associated with annuity contracts may result in significant volatility in the Company's consolidated net income in future periods. The Company provided all of the material disclosures in Note 4.

     Effective April 1, 2009, the Company adopted new guidance on: (i) estimating the fair value of an asset or liability if there was a significant decrease in the volume and level of trading activity for these assets or liabilities; and (ii) identifying transactions that are not orderly. The Company has provided all of the material disclosures in its consolidated financial statements. This adoption did not have any other material impact on the Company's consolidated financial statements.

     The following new pronouncements relating to fair value had no material impact on the Company's consolidated financial statements:

     - In February 2007, the FASB issued guidance related to the fair value option for financial assets and financial liabilities. This guidance permits entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to recognize related unrealized gains and losses in earnings. The fair value option is applied on an instrument-by-instrument basis upon adoption of the standard, upon the acquisition of an eligible financial asset, financial liability or firm commitment or when certain specified reconsideration events occur. The fair value election is an irrevocable election. Effective January 1, 2008, the Company did not elect the fair value option for any instruments.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     - Effective September 30, 2008, the Company adopted new guidance relating to the fair value measurements of financial assets when the market for those assets is not active. It provides guidance on how a company's internal cash flow and discount rate assumptions should be considered in the measurement of fair value when relevant market data does not exist, how observable market information in an inactive market affects fair value measurement and how the use of market quotes should be considered when assessing the relevance of observable and unobservable data available to measure fair value.

     - Effective January 1, 2009, the Company implemented fair value measurements guidance for certain nonfinancial assets and liabilities that are recorded at fair value on a non-recurring basis. This guidance applies to such items as: (i) nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value in a business combination; (ii) reporting units measured at estimated fair value in the first step of a goodwill impairment test; and (iii) indefinite-lived intangible assets measured at estimated fair value for impairment assessment.

     - Effective January 1, 2009, the Company adopted prospectively guidance on issuer's accounting for liabilities measured at fair value with a third-party credit enhancement. This guidance states that an issuer of a liability with a third-party credit enhancement should not include the effect of the credit enhancement in the fair value measurement of the liability. In addition, it requires disclosures about the existence of any third-party credit enhancement related to liabilities that are measured at fair value.

     - Effective December 31, 2009, the Company adopted new guidance on: (i) measuring the fair value of investments in certain entities that calculate NAV per share; (ii) how investments within its scope would be classified in the fair value hierarchy; and (iii) enhanced disclosure requirements, for both interim and annual periods, about the nature and risks of investments measured at fair value on a recurring or non-recurring basis.

     - Effective December 31, 2009, the Company adopted new guidance on measuring liabilities at fair value. This guidance provides clarification for measuring fair value in circumstances in which a quoted price in an active market for the identical liability is not available. In such circumstances a company is required to measure fair value using either a valuation technique that uses: (i) the quoted price of the identical liability when traded as an asset; or (ii) quoted prices for similar liabilities or similar liabilities when traded as assets; or (iii) another valuation technique that is consistent with the principles of fair value measurement such as an income approach (e.g., present value technique) or a market approach (e.g., "entry" value technique).

  Other Pronouncements

     Effective April 1, 2009, the Company adopted prospectively new guidance which establishes general standards for accounting and disclosures of events that occur subsequent to the balance sheet date but before financial statements are issued or available to be issued. The Company has provided all of the required disclosures in its consolidated financial statements.

     Effective December 31, 2008, the Company adopted new guidance relating to disclosures by public entities about transfers of financial assets and interests in VIEs. This guidance requires additional qualitative and quantitative disclosures about a transferors' continuing involvement in transferred financial assets and involvement in VIEs. The exact nature of the additional required VIE disclosures vary and depend on whether or not the VIE is a qualifying special purpose entity ("QSPE"). For VIEs that are QSPEs, the additional disclosures are only required for a non-transferor sponsor holding a variable interest or a non-transferor servicer holding a significant variable interest. For VIEs that are not QSPEs, the additional disclosures are only required if the Company is the primary beneficiary, and if not the primary beneficiary, only if the Company holds a significant variable interest in the VIE or is its sponsor. The Company provided all of the material disclosures in its consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Effective January 1, 2007, the Company adopted new guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in guidance relating to accounting and reporting by insurance enterprises for long-duration contracts and for realized gains and losses from the sale of investments. As a result of the adoption of the new guidance, if an internal replacement modification substantially changes a contract, then the DAC is written off immediately through income and any new deferrable costs associated with the new replacement are deferred. If a contract modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are immediately expensed. The adoption of this guidance resulted in a reduction to DAC and VOBA on January 1, 2007 and an acceleration of the amortization period relating primarily to the Company's group life and health insurance contracts that contain certain rate reset provisions. Prior to the adoption, DAC on such contracts was amortized over the expected renewable life of the contract. Upon adoption, DAC on such contracts is to be amortized over the rate reset period. The impact as of January 1, 2007 was a cumulative effect adjustment of $86 million, net of income tax of $46 million, which was recorded as a reduction to retained earnings.

     The following new pronouncements had no material impact on the Company's consolidated financial statements:

     - Effective January 1, 2008, the Company prospectively adopted new guidance on the sale of real estate when the agreement includes a buy-sell clause. This guidance addresses whether the existence of a buy-sell arrangement would preclude partial sales treatment when real estate is sold to a jointly owned entity and concludes that the existence of a buy-sell clause does not necessarily preclude partial sale treatment under current guidance.

     - Effective January 1, 2007, the Company adopted new guidance on income taxes. This guidance clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. It requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

     In January 2010, the FASB issued new guidance that requires new disclosures about significant transfers in and/or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3 (Accounting Standards Update ("ASU") 2010-06, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements). In addition, this guidance provides clarification of existing disclosure requirements about (a) level of disaggregation and (b) inputs and valuation techniques. The update is effective for the first quarter of 2010. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

     In June 2009, the FASB issued additional guidance related to financial instrument transfers (ASU 2009-16, Transfers and Servicing (Topic 860):
Accounting for Transfers of Financial Assets) and evaluation of VIEs for consolidation (ASU 2009-17, Consolidations (Topic 810): Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities). The guidance is effective for the first quarter of 2010:

     - The financial instrument transfer guidance eliminates the concept of a "QSPE," eliminates the guaranteed mortgage securitization exception, changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interests. The guidance also requires additional disclosures about transfers of financial assets, including securitized transactions, as well as a

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       company's continuing involvement in transferred financial assets. The Company does not expect the adoption of the new guidance to have a material impact on the Company's consolidated financial statements.

     - The consolidation guidance relating to VIEs changes the determination of the primary beneficiary of a VIE from a quantitative model to a qualitative model. Under the new qualitative model, the primary beneficiary must have both the ability to direct the activities of the VIE and the obligation to absorb either losses or gains that could be significant to the VIE. The guidance also changes when reassessment is needed, as well as requires enhanced disclosures, including the effects of a company's involvement with VIEs on its financial statements. The Company does not expect the adoption of the new guidance to have a material impact on the Company's consolidated financial statements. Subsequently, this guidance was indefinitely deferred for an interest in an entity that has the attributes of an investment company or for which it is industry practice to apply measurement principles for financial reporting purposes that are consistent with those followed by investment companies (ASU 2010-10, Consolidation (Topic 810): Amendments to Statement 167 for Certain Investment Funds).

2.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, estimated fair value of the Company's fixed maturity and equity securities and the percentage that each sector represents by the respective total holdings for the periods shown. The unrealized loss amounts presented below at December 31, 2009 include the noncredit loss component of OTTI loss:

                                                           DECEMBER 31, 2009
                                       ---------------------------------------------------------
                                                        GROSS UNREALIZED
                                        COST OR    -------------------------   ESTIMATED
                                       AMORTIZED            TEMPORARY   OTTI      FAIR      % OF
                                          COST      GAIN       LOSS     LOSS     VALUE     TOTAL
                                       ---------   ------   ---------   ----   ---------   -----
                                                             (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities............   $15,598    $  441     $  639    $  2    $15,398     37.3%
Foreign corporate securities.........     7,292       307        255       6      7,338     17.8
U.S. Treasury and agency securities..     6,503        35        281      --      6,257     15.2
RMBS.................................     6,183       153        402      82      5,852     14.2
CMBS.................................     2,808        43        216      18      2,617      6.3
ABS..................................     2,152        33        163      33      1,989      4.8
State and political subdivision
  securities.........................     1,291        12        124      --      1,179      2.8
Foreign government securities........       608        46          9      --        645      1.6
                                        -------    ------     ------    ----    -------    -----
  Total fixed maturity securities
     (1), (2)........................   $42,435    $1,070     $2,089    $141    $41,275    100.0%
                                        =======    ======     ======    ====    =======    =====
EQUITY SECURITIES:
Non-redeemable preferred stock (1)...   $   351    $   10     $   55    $ --    $   306     66.7%
Common stock.........................       143        11          1      --        153     33.3
                                        -------    ------     ------    ----    -------    -----
  Total equity securities (3)........   $   494    $   21     $   56    $ --    $   459    100.0%
                                        =======    ======     ======    ====    =======    =====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                         DECEMBER 31, 2008
                                          -----------------------------------------------
                                                           GROSS
                                           COST OR       UNREALIZED     ESTIMATED
                                          AMORTIZED   ---------------      FAIR      % OF
                                             COST      GAIN     LOSS      VALUE     TOTAL
                                          ---------   ------   ------   ---------   -----
                                                           (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities...............   $15,440    $  126   $2,335    $13,231     38.0%
Foreign corporate securities............     6,157        41    1,136      5,062     14.5
U.S. Treasury and agency securities.....     3,407       926       --      4,333     12.4
RMBS....................................     7,901       124      932      7,093     20.4
CMBS....................................     2,933         6      665      2,274      6.5
ABS.....................................     2,429         1      703      1,727      5.0
State and political subdivision
  securities............................       880         2      225        657      1.9
Foreign government securities...........       454        48       33        469      1.3
                                           -------    ------   ------    -------    -----
  Total fixed maturity securities (1),
     (2)................................   $39,601    $1,274   $6,029    $34,846    100.0%
                                           =======    ======   ======    =======    =====
EQUITY SECURITIES:
Non-redeemable preferred stock (1)......   $   551    $    1   $  196    $   356     75.1%
Common stock............................       122         1        5        118     24.9
                                           -------    ------   ------    -------    -----
  Total equity securities (3)...........   $   673    $    2   $  201    $   474    100.0%
                                           =======    ======   ======    =======    =====



--------

   (1) At time of acquisition, the Company classifies perpetual securities that have attributes of both debt and equity as fixed maturity securities if the security has a punitive interest rate step-up feature, as it believes in most instances this feature will compel the issuer to redeem the security at the specified call date. Perpetual securities that do not have a punitive interest rate step-up feature are classified as equity securities within non-redeemable preferred stock. Many of such securities have been issued by non-U.S. financial institutions that are accorded Tier 1 and Upper Tier 2 capital treatment by their respective regulatory bodies and are commonly referred to as "perpetual hybrid securities." The following table presents the perpetual hybrid securities held by the Company at:

                                                                                 DECEMBER 31,
                                                                            ---------------------
                                                                               2009        2008
                              CLASSIFICATION                                ---------   ---------
-------------------------------------------------------------------------   ESTIMATED   ESTIMATED
CONSOLIDATED BALANCE                                                           FAIR        FAIR
SHEETS                        SECTOR TABLE            PRIMARY ISSUERS         VALUE       VALUE
------------------------  --------------------   ------------------------   ---------   ---------
                                                                                (IN MILLIONS)
                          Non-redeemable         Non-U.S. financial
Equity securities         preferred stock        institutions                  $237        $304
                          Non-redeemable         U.S. financial
Equity securities         preferred stock        institutions                  $ 43        $ 52
Fixed maturity            Foreign corporate      Non-U.S. financial
  securities              securities             institutions                  $580        $425
Fixed maturity            U.S. corporate         U.S. financial
  securities              securities             institutions                  $ 17        $ 16


--------

   (2) The Company held $513 million and $385 million at estimated fair value of redeemable preferred stock which have stated maturity dates at December 31, 2009 and 2008, respectively. These securities, commonly referred to as "capital securities," are primarily issued by U.S. financial institutions, have cumulative interest deferral features and are included in the U.S. corporate securities sector within fixed maturity securities.

   (3) Equity securities primarily consist of investments in common and preferred stocks, including certain perpetual hybrid securities and mutual fund interests. Privately-held equity securities represented $82 million and $102 million at estimated fair value at December 31, 2009 and 2008, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company held foreign currency derivatives with notional amounts of $855 million and $883 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2009 and 2008, respectively.

     The following table presents selected information about certain fixed maturity securities held by the Company at:

                                                                    DECEMBER 31,
                                                                  ---------------
                                                                   2009     2008
                                                                  ------   ------
                                                                   (IN MILLIONS)
Below investment grade or non-rated fixed maturity securities
  (1):
  Estimated fair value..........................................  $3,866   $2,559
  Net unrealized loss...........................................  $  467   $1,130
Non-income producing fixed maturity securities (1):
  Estimated fair value..........................................  $   67   $   17
  Net unrealized gain (loss)....................................  $    2   $   (2)
Fixed maturity securities credit enhanced by financial guarantor insurers -- by sector -- at estimated fair value:
  State and political subdivision securities....................  $  493   $  415
  U.S. corporate securities.....................................     458      525
  ABS...........................................................     107      145
  RMBS..........................................................       7        8
  CMBS..........................................................       3        3
                                                                  ------   ------
     Total fixed maturity securities credit enhanced by
       financial guarantor insurers.............................  $1,068   $1,096
                                                                  ======   ======
Ratings of the financial guarantor insurers providing the credit enhancement:
  Portion rated Aa/AA...........................................      25%      20%
                                                                  ======   ======
  Portion rated A...............................................      --%      --%
                                                                  ======   ======
  Portion rated Baa/BBB.........................................      39%      65%
                                                                  ======   ======



--------

   (1) Based on rating agency designations and equivalent ratings of the National Association of Insurance Commissioners ("NAIC"), with the exception of non-agency RMBS held by MetLife Insurance Company of Connecticut and its domestic insurance subsidiary, MLI-USA. Non-agency RMBS held by MetLife Insurance Company of Connecticut and its domestic insurance subsidiary, MLI-USA, at December 31, 2009 are included based on final ratings from the revised NAIC rating methodology which became effective December 31, 2009 (which may not correspond to rating agency designations).

     Concentrations of Credit Risk (Fixed Maturity Securities) -- Summary. The following section contains a summary of the concentrations of credit risk related to fixed maturity securities holdings.

     The Company is not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholders' equity, other than securities of the U.S. government and certain U.S. government agencies. The Company's holdings in U.S. Treasury and agency fixed maturity securities at estimated fair value were $6.3 billion and $4.3 billion at December 31, 2009 and 2008, respectively.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- U.S. and Foreign Corporate Securities. The Company maintains a diversified portfolio of corporate fixed maturity securities across industries and issuers. This portfolio does not have an exposure to any single issuer in excess of 1% of total investments. The tables below

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


present the major industry types that comprise the corporate fixed maturity securities holdings, the largest exposure to a single issuer and the combined holdings in the ten issuers to which it had the largest exposure at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2009                2008
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                 (IN MILLIONS)
Corporate fixed maturity securities -- by industry
  type:
  Foreign (1)......................................   $ 7,338     32.3%   $ 5,062     27.6%
  Consumer.........................................     3,507     15.4      2,666     14.6
  Utility..........................................     3,328     14.6      2,810     15.4
  Finance..........................................     3,145     13.8      3,397     18.6
  Industrial.......................................     3,047     13.4      1,775      9.7
  Communications...................................     1,669      7.4      1,305      7.1
  Other............................................       702      3.1      1,278      7.0
                                                      -------    -----    -------    -----
     Total.........................................   $22,736    100.0%   $18,293    100.0%
                                                      =======    =====    =======    =====



--------

   (1) Includes U.S. Dollar-denominated debt obligations of foreign obligors and other foreign fixed maturity security investments.

                                                                  DECEMBER 31,
                                               -------------------------------------------------
                                                         2009                      2008
                                               -----------------------   -----------------------
                                               ESTIMATED                 ESTIMATED
                                                  FAIR      % OF TOTAL      FAIR      % OF TOTAL
                                                 VALUE     INVESTMENTS     VALUE     INVESTMENTS
                                               ---------   -----------   ---------   -----------
                                                                 (IN MILLIONS)
Concentrations within corporate fixed
  maturity securities:
  Largest exposure to a single issuer........    $  204        0.4%        $  313        0.6%
  Holdings in ten issuers with the largest
     exposures...............................    $1,695        3.2%        $1,732        3.6%

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Concentrations of Credit Risk (Fixed Maturity Securities) -- RMBS. The table below presents the Company's RMBS holdings and portion rated Aaa/AAA and portion rated NAIC 1 at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2009                2008
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                 (IN MILLIONS)
By security type:
  Collateralized mortgage obligations..............    $3,646     62.3%    $5,028     70.9%
  Pass-through securities..........................     2,206     37.7      2,065     29.1
                                                       ------    -----     ------    -----
     Total RMBS....................................    $5,852    100.0%    $7,093    100.0%
                                                       ======    =====     ======    =====
By risk profile:
  Agency...........................................    $4,095     70.0%    $4,856     68.4%
  Prime............................................     1,118     19.1      1,531     21.6
  Alternative residential mortgage loans...........       639     10.9        706     10.0
                                                       ------    -----     ------    -----
     Total RMBS....................................    $5,852    100.0%    $7,093    100.0%
                                                       ======    =====     ======    =====
Portion rated Aaa/AAA (1)..........................    $4,347     74.3%    $6,514     91.8%
                                                       ======    =====     ======    =====
Portion rated NAIC 1 (2)...........................    $4,835     82.6%    $6,753     95.2%
                                                       ======    =====     ======    =====



--------

   (1) Based on rating agency designations, without adjustment for the revised NAIC methodology which became effective December 31, 2009.

   (2) Based on rating agency designations and equivalent ratings of the NAIC, with the exception of non-agency RMBS held by MetLife Insurance Company of Connecticut and its domestic insurance subsidiary, MLI-USA. Non-agency RMBS held by MetLife Insurance Company of Connecticut and its domestic insurance subsidiary, MLI-USA, at December 31, 2009 are included based on final ratings from the revised NAIC rating methodology which became effective December 31, 2009 (which may not correspond to rating agency designations).

     Collateralized mortgage obligations are a type of mortgage-backed security structured by dividing the cash flows of mortgages into separate pools or tranches of risk that create multiple classes of bonds with varying maturities and priority of payments. Pass-through mortgage-backed securities are a type of asset-backed security that is secured by a mortgage or collection of mortgages. The monthly mortgage payments from homeowners pass from the originating bank through an intermediary, such as a government agency or investment bank, which collects the payments, and for a fee, remits or passes these payments through to the holders of the pass-through securities.

     Prime residential mortgage lending includes the origination of residential mortgage loans to the most credit-worthy borrowers with high quality credit profiles. Alternative residential mortgage loans ("Alt-A") are a classification of mortgage loans where the risk profile of the borrower falls between prime and sub-prime. Sub-prime mortgage lending is the origination of residential mortgage loans to borrowers with weak credit profiles. During 2009, there were significant ratings downgrades from investment grade to below investment grade for non-agency RMBS, both Alt-A and prime RMBS, contributing to the decrease in the percentage of RMBS with a Aaa/AAA rating to 74.3% at December 31, 2009 as compared to 91.8% at December 31, 2008, and a decrease in RMBS with a rating of NAIC 1 to 82.6% at December 31, 2009 as compared to 95.2% at December 31, 2008. These downgrades also contributed to the substantial decrease presented below in the Company's Alt-A securities holdings rated Aa/AA or better or rated NAIC 1 as compared to December 31, 2008.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the Company's investment in Alt-A RMBS by vintage year (vintage year refers to the year of origination and not to the year of purchase) and certain other selected data:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2009                2008
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                   (IN MILLIONS)
VINTAGE YEAR:
2004 & Prior.......................................     $ 15       2.3%     $ 51       7.2%
2005...............................................      336      52.6       387      54.8
2006...............................................       83      13.0       102      14.5
2007...............................................      205      32.1       166      23.5
2008...............................................       --        --        --        --
2009...............................................       --        --        --        --
                                                        ----     -----      ----     -----
Total..............................................     $639     100.0%     $706     100.0%
                                                        ====     =====      ====     =====




                                                              DECEMBER 31,
                                                     -----------------------------
                                                          2009            2008
                                                     -------------   -------------
                                                     AMOU-    % OF   AMOU-    % OF
                                                       NT    TOTAL     NT    TOTAL
                                                     -----   -----   -----   -----
                                                             (IN MILLIONS)
Net unrealized loss................................   $235            $376
Rated Aa/AA or better (1)..........................            2.3%           64.9%
Rated NAIC 1 (2)...................................           16.6%           66.6%

Fixed rate.........................................           95.6%           96.4%
Hybrid ARM.........................................            4.4             3.6
                                                             -- --           -- --
                                                              100-            100-
Total Alt-A RMBS...................................             .0%             .0%
                                                             == ==           == ==



--------

   (1) Based on rating agency designations, without adjustment for the revised NAIC methodology which became effective December 31, 2009.

   (2) Based on rating agency designations and equivalent ratings of the NAIC, with the exception of non-agency RMBS held by MetLife Insurance Company of Connecticut and its domestic insurance subsidiary, MLI-USA. Non-agency RMBS held by MetLife Insurance Company of Connecticut and its domestic insurance subsidiary, MLI-USA, at December 31, 2009 are included based on final ratings from the revised NAIC rating methodology which became effective December 31, 2009 (which may not correspond to rating agency designations).

     Concentrations of Credit Risk (Fixed Maturity Securities) -- CMBS. The Company's holdings in CMBS were $2.6 billion and $2.3 billion at estimated fair value at December 31, 2009 and 2008, respectively. The Company had no exposure to CMBS index securities and holdings of commercial real estate collateralized debt obligations securities had an estimated fair value of $70 million and $74 million at December 31, 2009 and 2008, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the Company's holdings of CMBS by vintage year and certain other selected data at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2009                2008
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                 (IN MILLIONS)
VINTAGE YEAR:
2003 & Prior.......................................    $1,202     45.9%    $  915     40.2%
2004...............................................       512     19.6        559     24.6
2005...............................................       472     18.0        438     19.3
2006...............................................       407     15.6        341     15.0
2007...............................................        24      0.9         21      0.9
2008...............................................        --       --         --       --
2009...............................................        --       --         --       --
                                                       ------    -----     ------    -----
Total..............................................    $2,617    100.0%    $2,274    100.0%
                                                       ======    =====     ======    =====




                                                              DECEMBER 31,
                                                     -----------------------------
                                                          2009            2008
                                                     -------------   -------------
                                                     AMOU-    % OF   AMOU-    % OF
                                                       NT    TOTAL     NT    TOTAL
                                                     -----   -----   -----   -----
                                                             (IN MILLIONS)
Net unrealized loss................................   $191            $659
Rated Aaa/AAA......................................            83%             90%


     Concentrations of Credit Risk (Fixed Maturity Securities) -- ABS. The Company's holdings in ABS were $2.0 billion and $1.7 billion at estimated fair value at December 31, 2009 and 2008, respectively. The Company's ABS are diversified both by sector and by issuer.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the types of and certain other information about ABS held by the Company at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2009                2008
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                   (IN MILLIONS)
By collateral type:
  Credit card loans................................    $  920     46.3%    $  706     40.9%
  RMBS backed by sub-prime mortgage loans..........       247     12.4        335     19.4
  Automobile loans.................................       205     10.3        206     11.9
  Student loans....................................       158      7.9        100      5.8
  Other loans......................................       459     23.1        380     22.0
                                                       ------    -----     ------    -----
     Total.........................................    $1,989    100.0%    $1,727    100.0%
                                                       ======    =====     ======    =====
Portion rated Aaa/AAA (1)..........................    $1,292     65.0%    $1,110     64.3%
                                                       ======    =====     ======    =====
Portion rated NAIC 1 (2)...........................    $1,767     88.8%    $1,512     87.6%
                                                       ======    =====     ======    =====
  RMBS backed by sub-prime mortgage
     loans -- portion credit enhanced by financial
     guarantor insurers............................               20.6%               18.0%
  Of the 20.6% and 18.0% credit enhanced, the
     financial guarantor insurers were rated as
     follows:
     By financial guarantor insurers rated Aa/AA...                0.7%                1.0%
     By financial guarantor insurers rated A.......                0.2%                 --%
     By financial guarantor insurers rated
       Baa/BBB.....................................                 --%               52.1%


--------

   (1) Based on rating agency designations, without adjustment for the revised NAIC methodology which became effective December 31, 2009.

   (2) Based on rating agency designations and equivalent ratings of the NAIC, with the exception of non-agency RMBS backed by sub-prime mortgage loans held by MetLife Insurance Company of Connecticut and its domestic insurance subsidiary, MLI-USA. Non-agency RMBS backed by sub-prime mortgage loans held by MetLife Insurance Company of Connecticut and its domestic insurance subsidiary, MLI-USA, at December 31, 2009 are included based on final ratings from the revised NAIC rating methodology which became effective December 31, 2009 (which may not correspond to rating agency designations).

     Concentrations of Credit Risk (Equity Securities). The Company is not exposed to any concentrations of credit risk in its equity securities holdings of any single issuer greater than 10% of the Company's stockholders' equity at December 31, 2009 and 2008.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Maturities of Fixed Maturity Securities. The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are as follows:

                                                                  DECEMBER 31,
                                                 ---------------------------------------------
                                                          2009                    2008
                                                 ---------------------   ---------------------
                                                             ESTIMATED               ESTIMATED
                                                 AMORTIZED      FAIR     AMORTIZED      FAIR
                                                    COST       VALUE        COST       VALUE
                                                 ---------   ---------   ---------   ---------
                                                                 (IN MILLIONS)
Due in one year or less........................   $ 1,023     $ 1,029     $   993     $   966
Due after one year through five years..........     9,048       9,202       6,337       5,755
Due after five years through ten years.........     7,882       7,980       7,329       6,195
Due after ten years............................    13,339      12,606      11,679      10,836
                                                  -------     -------     -------     -------
  Subtotal.....................................    31,292      30,817      26,338      23,752
RMBS, CMBS and ABS.............................    11,143      10,458      13,263      11,094
                                                  -------     -------     -------     -------
  Total fixed maturity securities..............   $42,435     $41,275     $39,601     $34,846
                                                  =======     =======     =======     =======



     Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately in the table, as they are not due at a single maturity.

  EVALUATING AVAILABLE-FOR-SALE SECURITIES FOR OTHER-THAN-TEMPORARY IMPAIRMENT

     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired. As described more fully in Note 1, effective April 1, 2009, the Company adopted new OTTI guidance that amends the methodology for determining for fixed maturity securities whether an OTTI exists, and for certain fixed maturity securities, changes how the amount of the OTTI loss that is charged to earnings is determined. There was no change in the OTTI methodology for equity securities.

     With respect to fixed maturity securities, the Company considers, amongst other impairment criteria, whether it has the intent to sell a particular impaired fixed maturity security. The Company's intent to sell a particular impaired fixed maturity security considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. In certain circumstances, the Company may determine that it does not intend to sell a particular security but that it is more likely than not that it will be required to sell that security before recovery of the decline in estimated fair value below amortized cost. In such instances, the fixed maturity security will be deemed other-than-temporarily impaired in the period during which it was determined more likely than not that the security will be required to be sold and an OTTI loss will be recorded in earnings. If the Company does not have the intent to sell (i.e., has not made the decision to sell) and it does not believe that it is more likely than not that it will be required to sell the security before recovery of its amortized cost, an impairment assessment is made, as described in Note 1. Prior to April 1, 2009, the Company's assessment of OTTI for fixed maturity securities was performed in the same manner as described below for equity securities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost. Decisions to sell equity securities are based on current conditions in relation to the same broad portfolio management considerations in a manner consistent with that described above for fixed maturity securities.

     With respect to perpetual hybrid securities, some of which are classified as fixed maturity securities and some of which are classified as equity securities, within non-redeemable preferred stock, the Company considers in its OTTI analysis whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. The Company also considers whether any perpetual hybrid securities with an unrealized loss, regardless of credit rating, have deferred any dividend payments.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows at:

                                                            YEARS ENDED DECEMBER 31,
                                                           -------------------------
                                                             2009      2008     2007
                                                           -------   -------   -----
                                                                 (IN MILLIONS)
Fixed maturity securities that were temporarily
  impaired...............................................  $(1,019)  $(4,755)  $(593)
Fixed maturity securities with noncredit OTTI losses in
  other comprehensive loss...............................     (141)       --      --
                                                           -------   -------   -----
  Total fixed maturity securities........................   (1,160)   (4,755)   (593)
Equity securities........................................      (35)     (199)    (40)
Derivatives..............................................       (4)       12     (16)
Short-term investments...................................      (10)     (100)     --
Other....................................................       (3)       (3)     --
                                                           -------   -------   -----
  Subtotal...............................................   (1,212)   (5,045)   (649)
                                                           -------   -------   -----
Amounts allocated from:
  DAC and VOBA on which noncredit OTTI losses have been
     recognized..........................................       12        --      --
  DAC and VOBA...........................................      151       916      93
                                                           -------   -------   -----
     Subtotal............................................      163       916      93
Deferred income tax benefit (expense) on which noncredit
  OTTI losses have been recognized.......................       46        --      --
Deferred income tax benefit (expense)....................      327     1,447     195
                                                           -------   -------   -----
Net unrealized investment gains (losses).................  $  (676)  $(2,682)  $(361)
                                                           =======   =======   =====



     Fixed maturity securities with noncredit OTTI losses in accumulated other comprehensive loss, as presented above of $141 million, includes $36 million related to the transition adjustment, $165 million ($148 million, net of DAC) of noncredit losses recognized in the year ended December 31, 2009 and $60 million of subsequent increases in estimated fair value during the year ended December 31, 2009 on such securities for which a noncredit loss was previously recognized in accumulated other comprehensive loss.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The changes in net unrealized investment gains (losses) are as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                           -------------------------
                                                             2009      2008     2007
                                                           -------   -------   -----
                                                                 (IN MILLIONS)
Balance, beginning of period.............................  $(2,682)  $  (361)  $(314)
Cumulative effect of changes in accounting principle, net
  of income tax..........................................      (22)       --      --
Fixed maturity securities on which noncredit OTTI losses
  have been recognized...................................     (105)       --      --
Unrealized investment gains (losses) during the year.....    3,974    (4,396)    (98)
Unrealized investment gains (losses) relating to:
  DAC and VOBA on which noncredit OTTI losses have been
     recognized..........................................       10        --      --
  DAC and VOBA...........................................     (765)      823      27
  Deferred income tax benefit (expense) on which
     noncredit OTTI losses have been recognized..........       34        --      --
  Deferred income tax benefit (expense)..................   (1,120)    1,252      24
                                                           -------   -------   -----
Balance, end of period...................................  $  (676)  $(2,682)  $(361)
                                                           =======   =======   =====
Change in net unrealized investment gains (losses).......  $ 2,006   $(2,321)  $ (47)
                                                           =======   =======   =====



  CONTINUOUS GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE BY SECTOR

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity and equity securities in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position. The unrealized loss amounts presented below at December 31, 2009 include the noncredit component of OTTI loss. Fixed maturity securities on which a noncredit OTTI loss has been recognized in accumulated other comprehensive loss are categorized by length of time as being "less than 12 months" or "equal to or greater than 12 months" in a continuous unrealized loss position based on the point in

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


time that the estimated fair value initially declined to below the amortized cost basis and not the period of time since the unrealized loss was deemed a noncredit OTTI loss.

                                                                  DECEMBER 31, 2009
                                      ------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                        LESS THAN 12 MONTHS        THAN 12 MONTHS                TOTAL
                                      ----------------------   ----------------------   ----------------------
                                      ESTIMATED      GROSS     ESTIMATED      GROSS     ESTIMATED      GROSS
                                         FAIR     UNREALIZED      FAIR     UNREALIZED      FAIR     UNREALIZED
                                        VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                      ---------   ----------   ---------   ----------   ---------   ----------
                                                     (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities..........     $2,164       $ 87       $ 4,314      $  554      $ 6,478      $  641
Foreign corporate securities.......        759         27         1,488         234        2,247         261
U.S. Treasury and agency
  securities.......................      5,265        271            26          10        5,291         281
RMBS...............................        703         12         1,910         472        2,613         484
CMBS...............................        334          3         1,054         231        1,388         234
ABS................................        125         11           821         185          946         196
State and political subdivision
  securities.......................        413         16           433         108          846         124
Foreign government securities......        132          4            25           5          157           9
                                        ------       ----       -------      ------      -------      ------
  Total fixed maturity securities..     $9,895       $431       $10,071      $1,799      $19,966      $2,230
                                        ======       ====       =======      ======      =======      ======
EQUITY SECURITIES:
Non-redeemable preferred stock.....     $   21       $  9       $   198      $   46      $   219      $   55
Common stock.......................          3          1             3          --            6           1
                                        ------       ----       -------      ------      -------      ------
  Total equity securities..........     $   24       $ 10       $   201      $   46      $   225      $   56
                                        ======       ====       =======      ======      =======      ======
Total number of securities in an
  unrealized loss position.........        708                    1,236
                                        ======                  =======




                                                                  DECEMBER 31, 2008
                                      ------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                        LESS THAN 12 MONTHS        THAN 12 MONTHS                TOTAL
                                      ----------------------   ----------------------   ----------------------
                                      ESTIMATED      GROSS     ESTIMATED      GROSS     ESTIMATED      GROSS
                                         FAIR     UNREALIZED      FAIR     UNREALIZED      FAIR     UNREALIZED
                                        VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                      ---------   ----------   ---------   ----------   ---------   ----------
                                                     (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities..........    $ 6,302      $1,001       $4,823      $1,334      $11,125      $2,335
Foreign corporate securities.......      2,684         517        1,530         619        4,214       1,136
U.S. Treasury and agency
  securities.......................         34          --           --          --           34          --
RMBS...............................      1,740         501          934         431        2,674         932
CMBS...............................      1,485         289          679         376        2,164         665
ABS................................        961         221          699         482        1,660         703
State and political subdivision
  securities.......................        348          91          220         134          568         225
Foreign government securities......        229          21           20          12          249          33
                                       -------      ------       ------      ------      -------      ------
  Total fixed maturity securities..    $13,783      $2,641       $8,905      $3,388      $22,688      $6,029
                                       =======      ======       ======      ======      =======      ======
EQUITY SECURITIES..................    $   124      $   59       $  191      $  142      $   315      $  201
                                       =======      ======       ======      ======      =======      ======
Total number of securities in an
  unrealized loss position.........      2,634                    1,340
                                       =======                   ======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  AGING OF GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive loss at December 31, 2009, gross unrealized loss as a percentage of cost or amortized cost and number of securities for fixed maturity and equity securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                              DECEMBER 31, 2009
                                      ----------------------------------------------------------------
                                        COST OR AMORTIZED     GROSS UNREALIZED
                                              COST                  LOSS          NUMBER OF SECURITIES
                                      --------------------   ------------------   --------------------
                                      LESS THAN     20% OR   LESS THAN   20% OR   LESS THAN     20% OR
                                         20%         MORE       20%       MORE       20%         MORE
                                      ---------     ------   ---------   ------   ---------     ------
                                                 (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months................   $ 8,310      $  790     $  173    $  199      609           74
Six months or greater but less than
  nine months.......................     1,084         132        114        37       33           24
Nine months or greater but less than
  twelve months.....................       694         362         74       102       30           29
Twelve months or greater............     8,478       2,346        737       794      867          260
                                       -------      ------     ------    ------
  Total.............................   $18,566      $3,630     $1,098    $1,132
                                       =======      ======     ======    ======
Percentage of cost or amortized
  cost..............................                                6%       31%
                                                               ======    ======
EQUITY SECURITIES:
Less than six months................   $     3      $    9     $   --    $    3        7            3
Six months or greater but less than
  nine months.......................        --          --         --        --       --           --
Nine months or greater but less than
  twelve months.....................        10          20          1         8        2            3
Twelve months or greater............       161          78         21        23       17            6
                                       -------      ------     ------    ------
  Total.............................   $   174      $  107     $   22    $   34
                                       =======      ======     ======    ======
Percentage of cost..................                               13%       32%
                                                               ======    ======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                              DECEMBER 31, 2008
                                     -------------------------------------------------------------------
                                       COST OR AMORTIZED       GROSS UNREALIZED
                                              COST                   LOSS           NUMBER OF SECURITIES
                                     ---------------------   --------------------   --------------------
                                     LESS THAN      20% OR   LESS THAN     20% OR   LESS THAN     20% OR
                                        20%          MORE       20%         MORE       20%         MORE
                                     ---------     -------   ---------     ------   ---------     ------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months...............   $ 5,444      $ 9,799     $  392      $3,547     1,314        1,089
Six months or greater but less than
  nine months......................     2,737          542        213         271       349           54
Nine months or greater but less
  than twelve months...............     3,554          810        392         470       342           95
Twelve months or greater...........     5,639          192        614         130       642           28
                                      -------      -------     ------      ------
  Total............................   $17,374      $11,343     $1,611      $4,418
                                      =======      =======     ======      ======
Percentage of cost or amortized
  cost.............................                                 9%         39%
                                                               ======      ======
EQUITY SECURITIES:
Less than six months...............   $    23      $   298     $    3      $  130        13           50
Six months or greater but less than
  nine months......................        18           53          3          20         2            5
Nine months or greater but less
  than twelve months...............        --          102         --          43        --            9
Twelve months or greater...........        22           --          2          --         6           --
                                      -------      -------     ------      ------
  Total............................   $    63      $   453     $    8      $  193
                                      =======      =======     ======      ======
Percentage of cost.................                                13%         43%
                                                               ======      ======



     Equity securities with a gross unrealized loss of 20% or more for twelve months or greater increased from none at December 31, 2008 to $23 million at December 31, 2009. As shown in the section below "Evaluating Temporarily Impaired Available for Sale Securities," the $23 million of equity securities with a gross unrealized loss of 20% or more for twelve months or greater at December 31, 2009 were investment grade non-redeemable preferred stock, all of which were financial services industry investment grade non-redeemable preferred stock, of which 28% were rated A or better.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  CONCENTRATION OF GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The Company's gross unrealized losses related to its fixed maturity and equity securities, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive loss at December 31, 2009, of $2.3 billion and $6.2 billion at December 31, 2009 and 2008, respectively, were concentrated, calculated as a percentage of gross unrealized loss and OTTI loss, by sector and industry as follows:

                                                                       DECEMBER
                                                                         31,
                                                                     -----------
                                                                     2009   2008
                                                                     ----   ----
SECTOR:
  U.S. corporate securities........................................    28%    37%
  RMBS.............................................................    21     15
  U.S. Treasury and agency securities..............................    12     --
  Foreign corporate securities.....................................    11     18
  CMBS.............................................................    10     11
  ABS..............................................................     9     11
  State and political subdivision securities.......................     5      4
  Other............................................................     4      4
                                                                      ---    ---
     Total.........................................................   100%   100%
                                                                      ===    ===
INDUSTRY:
  Mortgage-backed..................................................    31%    26%
  Finance..........................................................    22     25
  U.S. Treasury and agency securities..............................    12     --
  Asset-backed.....................................................     9     11
  Consumer.........................................................     6     10
  State and political subdivision securities.......................     5      4
  Utility..........................................................     4      9
  Communications...................................................     3      7
  Industrial.......................................................     2      4
  Other............................................................     6      4
                                                                      ---    ---
     Total.........................................................   100%   100%
                                                                      ===    ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  EVALUATING TEMPORARILY IMPAIRED AVAILABLE-FOR-SALE SECURITIES

     The following table presents the Company's fixed maturity and equity securities with a gross unrealized loss of greater than $10 million, the number of securities, total gross unrealized loss and percentage of total gross unrealized loss at:

                                                                     DECEMBER 31,
                                                  -------------------------------------------------
                                                            2009                      2008
                                                  -----------------------   -----------------------
                                                     FIXED                     FIXED
                                                   MATURITY      EQUITY      MATURITY      EQUITY
                                                  SECURITIES   SECURITIES   SECURITIES   SECURITIES
                                                  ----------   ----------   ----------   ----------
                                                      (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Number of securities............................       33           --           103           6
Total gross unrealized loss.....................     $510         $ --        $1,758         $84
Percentage of total gross unrealized loss.......       23%          --%           29%         42%


     The fixed maturity and equity securities, each with a gross unrealized loss greater than $10 million, decreased $1,332 million during the year ended December 31, 2009. These securities were included in the Company's OTTI review process. Based upon the Company's current evaluation of these securities in accordance with its impairment policy, the cause of the decline in, or improvement in, gross unrealized losses for the year ended December 31, 2009 being primarily attributable to improving market conditions, including narrowing of credit spreads reflecting an improvement in liquidity and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling, and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired.

     In the Company's impairment review process, the duration and severity of an unrealized loss position for equity securities is given greater weight and consideration than for fixed maturity securities. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for an equity security, greater weight and consideration is given by the Company to a decline in market value and the likelihood such market value decline will recover.

     The following table presents certain information about the Company's equity securities available-for-sale with a gross unrealized loss of 20% or more at December 31, 2009:

                                                                      NON-REDEEMABLE PREFERRED STOCK
                                       --------------------------------------------------------------------------------------------
                                             ALL TYPES OF                                 INVESTMENT GRADE
                          ALL EQUITY        NON-REDEEMABLE       ------------------------------------------------------------------
                          SECURITIES       PREFERRED STOCK              ALL INDUSTRIES              FINANCIAL SERVICES INDUSTRY
                          ----------   -----------------------   ----------------------------   -----------------------------------
                             GROSS        GROSS      % OF ALL       GROSS         % OF ALL         GROSS                     % A
                          UNREALIZED   UNREALIZED     EQUITY     UNREALIZED    NON-REDEEMABLE   UNREALIZED    % OF ALL      RATED
                             LOSS         LOSS      SECURITIES      LOSS      PREFERRED STOCK      LOSS      INDUSTRIES   OR BETTER
                          ----------   ----------   ----------   ----------   ---------------   ----------   ----------   ---------
                                                                         (IN MILLIONS)
Less than six months....      $ 3          $ 1           33%         $ 1            100%            $ 1          100%         --%
Six months or greater
  but less than twelve
  months................        8            8          100%           8            100%              8          100%        100%
Twelve months or
  greater...............       23           23          100%          23            100%             23          100%         28%
                              ---          ---                       ---                            ---
All equity securities
  with a gross
  unrealized loss of 20%
  or more...............      $34          $32           94%         $32            100%            $32          100%         44%
                              ===          ===                       ===                            ===



     In connection with the equity securities impairment review process at December 31, 2009, the Company evaluated its holdings in non-redeemable preferred stock, particularly those of financial services companies. The Company considered several factors including whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of non-redeemable preferred stock with a severe or an extended unrealized loss.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

The Company also considered whether any non-redeemable preferred stock with an unrealized loss, regardless of credit rating, have deferred any dividend payments. No such dividend payments were deferred.

     With respect to common stock holdings, the Company considered the duration and severity of the unrealized losses for securities in an unrealized loss position of 20% or more; and the duration of unrealized losses for securities in an unrealized loss position of 20% or less in an extended unrealized loss position (i.e., 12 months or greater).

     Future other-than-temporary impairments will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit rating, changes in collateral valuation, changes in interest rates and changes in credit spreads. If economic fundamentals and any of the above factors deteriorate, additional other-than-temporary impairments may be incurred in upcoming quarters.

  NET INVESTMENT GAINS (LOSSES)

     As described more fully in Note 1, effective April 1, 2009, the Company adopted new guidance on the recognition and presentation of OTTI that amends the methodology to determine for fixed maturity securities whether an OTTI exists, and for certain fixed maturity securities, changes how OTTI losses that are charged to earnings are measured. There was no change in the methodology for identification and measurement of OTTI losses charged to earnings for impaired equity securities.

     The components of net investment gains (losses) are as follows:

                                                              YEARS ENDED DECEMBER
                                                                      31,
                                                            -----------------------
                                                              2009     2008    2007
                                                            -------   -----   -----
                                                                 (IN MILLIONS)
Total losses on fixed maturity securities:
Total OTTI losses recognized..............................  $  (552)  $(401)  $ (28)
Less: Noncredit portion of OTTI losses transferred to and
  recognized in other comprehensive loss..................      165      --      --
                                                            -------   -----   -----
  Net OTTI losses on fixed maturity securities recognized
     in earnings..........................................     (387)   (401)    (28)
  Fixed maturity securities -- net gains (losses) on sales
     and disposals........................................     (115)   (255)   (244)
                                                            -------   -----   -----
     Total losses on fixed maturity securities............     (502)   (656)   (272)
                                                            -------   -----   -----
Other net investment gains (losses):
  Equity securities.......................................     (119)    (60)     15
  Mortgage loans..........................................      (32)    (44)     (2)
  Real estate and real estate joint ventures..............      (61)     (1)      1
  Other limited partnership interests.....................      (72)     (9)    (19)
  Freestanding derivatives................................     (717)    558     189
  Embedded derivatives....................................     (314)    436     116
  Other...................................................      (49)    325    (170)
                                                            -------   -----   -----
     Total net investment gains (losses)..................  $(1,866)  $ 549   $(142)
                                                            =======   =====   =====



     See Note 8 for discussion of affiliated net investment gains (losses) included in embedded derivatives in the table above.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as follows:

                                 FIXED MATURITY SECURITIES       EQUITY SECURITIES                   TOTAL
                                --------------------------    -----------------------    ----------------------------
                                                               YEARS ENDED DECEMBER 31,
                                -------------------------------------------------------------------------------------
                                 2009      2008      2007      2009     2008     2007     2009       2008       2007
                                ------   -------   -------    -----     ----     ----    ------    -------    -------
                                                               (IN MILLIONS)
Proceeds......................  $8,766   $11,450   $14,693    $ 113     $ 76     $133    $8,879    $11,526    $14,826
                                ======   =======   =======    =====     ====     ====    ======    =======    =======
Gross investment gains........  $  180   $   126   $   120    $   6     $ 15     $ 26    $  186    $   141    $   146
                                ------   -------   -------    -----     ----     ----    ------    -------    -------
Gross investment losses.......    (295)     (381)     (364)     (28)     (25)      (9)     (323)      (406)      (373)
                                ------   -------   -------    -----     ----     ----    ------    -------    -------
Total OTTI losses recognized
  in earnings:
  Credit-related..............    (348)     (366)      (20)      --       --       --      (348)      (366)       (20)
  Other (1)...................     (39)      (35)       (8)     (97)     (50)      (2)     (136)       (85)       (10)
                                ------   -------   -------    -----     ----     ----    ------    -------    -------
  Total OTTI losses recognized
     in earnings..............    (387)     (401)      (28)     (97)     (50)      (2)     (484)      (451)       (30)
                                ------   -------   -------    -----     ----     ----    ------    -------    -------
Net investment gains
  (losses)....................  $ (502)  $  (656)  $  (272)   $(119)    $(60)    $ 15    $ (621)   $  (716)   $  (257)
                                ======   =======   =======    =====     ====     ====    ======    =======    =======



--------

   (1) Other OTTI losses recognized in earnings include impairments on equity securities, impairments on perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in estimated fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions, or the Company's need to shift the portfolio to maintain its portfolio management objectives. Investment gains and losses on sales of securities are determined on a specific identification basis.

     Fixed maturity security OTTI losses recognized in earnings relates to the following sectors and industries:

                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                             ----------------------
                                                             2009     2008     2007
                                                             ----     ----     ----
                                                                  (IN MILLIONS)
U.S. and foreign corporate securities:
  Communications...........................................  $ 88     $ 21     $ --
  Finance..................................................    84      225        8
  Consumer.................................................    53       35       --
  Industrial...............................................    18       --        2
  Utility..................................................     6       --       --
  Other....................................................    --       40       17
                                                             ----     ----     ----
     Total U.S. and foreign corporate securities...........   249      321       27
  CMBS.....................................................    69       65       --
  ABS......................................................    45       15        1
  RMBS.....................................................    24       --       --
                                                             ----     ----     ----
     Total.................................................  $387     $401      $28
                                                             ====     ====     ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Equity security OTTI losses recognized in earnings relates to the following sectors and industries:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                             2009      2008      2007
                                                             ----      ----      ----
                                                                   (IN MILLIONS)
Sector:
  Non-redeemable preferred stock...........................   $92       $38      $ --
  Common stock.............................................     5        12         2
                                                              ---       ---      ----
  Total....................................................   $97       $50       $ 2
                                                              ===       ===      ====
Industry:
  Financial services industry:
     Perpetual hybrid securities...........................   $72       $ 9       $--
     Common and remaining non-redeemable preferred stock...     3        34        --
                                                              ---       ---      ----
       Total financial services industry...................    75        43        --
Other......................................................    22         7         2
                                                              ---       ---      ----
  Total....................................................   $97       $50       $ 2
                                                              ===       ===      ====



  CREDIT LOSS ROLLFORWARD -- ROLLFORWARD OF THE CUMULATIVE CREDIT LOSS COMPONENT OF OTTI LOSS RECOGNIZED IN EARNINGS ON FIXED MATURITY SECURITIES STILL HELD FOR WHICH A PORTION OF THE OTTI LOSS WAS RECOGNIZED IN OTHER COMPREHENSIVE LOSS

     The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held by the Company at December 31, 2009 for which a portion of the OTTI loss was recognized in other comprehensive loss:

                                                            YEAR ENDED DECEMBER 31, 2009
                                                            ----------------------------
                                                                    (IN MILLIONS)
Balance, beginning of period..............................              $ --
Credit loss component of OTTI loss not reclassified to
  other comprehensive loss in the cumulative effect
  transition adjustment...................................                92
Additions:
  Initial impairments -- credit loss OTTI recognized on
     securities not previously impaired...................                97
  Additional impairments -- credit loss OTTI recognized on
     securities previously impaired.......................                43
Reductions:
  Due to sales (or maturities, pay downs or prepayments)
     during the period of securities previously credit
     loss OTTI impaired...................................               (18)
  Due to increases in cash flows -- accretion of previous
     credit loss OTTI.....................................                (1)
                                                                        ----
Balance, end of period....................................              $213
                                                                        ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                             2009     2008     2007
                                                            ------   ------   ------
                                                                  (IN MILLIONS)
Fixed maturity securities.................................  $2,094   $2,455   $2,803
Equity securities.........................................      27       44       45
Trading securities........................................      97      (19)      --
Mortgage loans............................................     239      255      263
Policy loans..............................................      80       64       53
Real estate and real estate joint ventures................    (120)      11       81
Other limited partnership interests.......................      17      (69)     164
Cash, cash equivalents and short-term investments.........      16       67      104
International joint ventures..............................      (4)      (4)      (4)
Other.....................................................      (2)      (3)      11
                                                            ------   ------   ------
  Total investment income.................................   2,444    2,801    3,520
Less: Investment expenses.................................     109      307      627
                                                            ------   ------   ------
  Net investment income...................................  $2,335   $2,494   $2,893
                                                            ======   ======   ======



     Affiliated investment expenses, included in the table above, were $47 million, $32 million and $36 million for the years ended December 31, 2009, 2008 and 2007, respectively. See "-- Related Party Investment Transactions" for discussion of affiliated net investment income related to short-term investments included in the table above.

  SECURITIES LENDING

     The Company participates in securities lending programs whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, primarily brokerage firms and commercial banks. The Company generally obtains collateral in an amount equal to 102% of the estimated fair value of the securities loaned. Securities loaned under such transactions may be sold or repledged by the transferee. The Company is liable to return to its counterparties the cash collateral under its control, the amounts of which by aging category are presented below.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Elements of the securities lending programs are presented below at:

                                                                    DECEMBER 31,
                                                                  ---------------
                                                                   2009     2008
                                                                  ------   ------
                                                                   (IN MILLIONS)
Securities on loan:
  Cost or amortized cost........................................  $6,173   $5,638
  Estimated fair value..........................................  $6,051   $6,346
Aging of cash collateral liability:
  Open (1)......................................................  $1,325   $1,222
  Less than thirty days.........................................   3,342    4,284
  Thirty days or greater but less than sixty days...............   1,323      901
  Sixty days or greater but less than ninety days...............      --       --
  Ninety days or greater........................................     234       --
                                                                  ------   ------
     Total cash collateral liability............................  $6,224   $6,407
                                                                  ======   ======
Security collateral on deposit from counterparties..............  $   --   $  153
                                                                  ======   ======
Reinvestment portfolio -- estimated fair value..................  $5,686   $4,988
                                                                  ======   ======



--------

   (1) Open -- meaning that the related loaned security could be returned to the Company on the next business day requiring the Company to immediately return the cash collateral.

     The estimated fair value of the securities related to the cash collateral on open at December 31, 2009 has increased to $1,291 million from $1,196 million at December 31, 2008. Of the $1,291 million of estimated fair value of the securities related to the cash collateral on open at December 31, 2009, $1,257 million were U.S. Treasury and agency securities which, if put to the Company, can be immediately sold to satisfy the cash requirements. The remainder of the securities on loan, related to the cash collateral aged less than thirty days to ninety days or greater, was primarily U.S. Treasury and agency securities, and very liquid RMBS. The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including RMBS, ABS, U.S. corporate and foreign corporate securities).

     Security collateral on deposit from counterparties in connection with the securities lending transactions may not be sold or repledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  INVESTED ASSETS ON DEPOSIT AND PLEDGED AS COLLATERAL

     The invested assets on deposit and invested assets pledged as collateral are presented in the table below. The amounts presented in the table below are at estimated fair value for cash and cash equivalents and fixed maturity and equity securities.

                                                                    DECEMBER 31,
                                                                   -------------
                                                                   2009    2008
                                                                   ----   ------
                                                                   (IN MILLIONS)
Invested assets on deposit:
  Regulatory agencies (1)........................................  $ 21   $   23
Invested assets pledged as collateral:
  Debt and funding agreements -- FHLB of Boston (2)..............   419    1,284
  Derivative transactions (3)....................................    18       66
                                                                   ----   ------
  Total invested assets on deposit and pledged as collateral.....  $458   $1,373
                                                                   ====   ======



--------

   (1) The Company had investment assets on deposit with regulatory agencies consisting primarily of fixed maturity and equity securities.

   (2) The Company has pledged fixed maturity securities in support of its debt and funding agreements with the Federal Home Loan Bank of Boston ("FHLB of Boston"). The nature of these Federal Home Loan Bank arrangements is described in Note 7.

   (3) Certain of the Company's invested assets are pledged as collateral for various derivative transactions as described in Note 3.

     See also the immediately preceding section "Securities Lending" for the amount of the Company's cash and invested assets received from and due back to counterparties pursuant to the securities lending program.

  TRADING SECURITIES

     The Company has trading securities portfolios to support investment strategies that involve the active and frequent purchase and sale of securities and asset and liability matching strategies for certain insurance products.

     At December 31, 2009 and 2008, trading securities at estimated fair value were $938 million and $232 million, respectively.

     Interest and dividends earned on trading securities, in addition to the net realized gains (losses) and changes in estimated fair value subsequent to purchase, recognized on the trading securities included within net investment income totaled $97 million and ($19) million for the years ended December 31, 2009 and 2008, respectively. Changes in estimated fair value subsequent to purchase of the trading securities included within net investment income were $90 million and ($21) million for the years ended December 31, 2009 and 2008, respectively. As the Company established its trading securities portfolios in 2008, there was no net investment income from such securities for the year ended December 31, 2007.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  MORTGAGE LOANS

     Mortgage loans are categorized as follows:

                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2009               2008
                                                      ----------------   ----------------
                                                      CARRYING    % OF   CARRYING    % OF
                                                        VALUE    TOTAL     VALUE    TOTAL
                                                      --------   -----   --------   -----
                                                                   (IN MILLIONS)
Mortgage loans held-for-investment:
  Commercial mortgage loans.........................   $3,620     75.0%   $3,301     73.4%
  Agricultural mortgage loans.......................    1,204     25.0     1,185     26.4
  Consumer loans....................................        1       --         7      0.2
                                                       ------    -----    ------    -----
     Total mortgage loans held-for-investment.......    4,825    100.0%    4,493    100.0%
                                                                 =====              =====
  Less: Valuation allowances........................       77                 46
                                                       ------             ------
     Total mortgage loans, net......................   $4,748             $4,447
                                                       ======             ======



     See "-- Related Party Investment Transactions" for discussion of affiliated mortgage loans included in the table above.

     Mortgage Loans by Geographic Region and Property Type -- The Company diversifies its mortgage loans by both geographic region and property type to reduce risk of concentration. Mortgage loans are collateralized by properties primarily located in the United States. The carrying value of the Company's mortgage loans located in California, New York and Florida were 27%, 12% and 7% at December 31, 2009, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate. Commercial mortgage loans at December 31, 2009 and 2008 were $3,620 million and $3,301 million, respectively, or 75.0% and 73.4%, respectively, of total mortgage loans prior to valuation allowances. Net of valuation allowances, commercial

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


mortgage loans were $3,546 million and $3,257 million, respectively, at December 31, 2009 and 2008 and there was diversity across geographic regions and property types as shown below at:

                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2009               2008
                                                      ----------------   ----------------
                                                      CARRYING    % OF   CARRYING    % OF
                                                        VALUE    TOTAL     VALUE    TOTAL
                                                      --------   -----   --------   -----
                                                                   (IN MILLIONS)
REGION:
South Atlantic......................................   $  909     25.6%   $  842     25.9%
Pacific.............................................      879     24.8       753     23.1
Middle Atlantic.....................................      678     19.1       516     15.8
New England.........................................      398     11.2       412     12.6
West South Central..................................      220      6.2       264      8.1
East North Central..................................      177      5.0       152      4.7
East South Central..................................      108      3.1       130      4.0
Mountain............................................       66      1.9        67      2.1
International.......................................       57      1.6        59      1.8
West North Central..................................       14      0.4        22      0.7
Other...............................................       40      1.1        40      1.2
                                                       ------    -----    ------    -----
  Total.............................................   $3,546    100.0%   $3,257    100.0%
                                                       ======    =====    ======    =====
PROPERTY TYPE:
Office..............................................   $1,406     39.6%   $1,188     36.5%
Retail..............................................      901     25.4       760     23.3
Apartments..........................................      521     14.7       553     17.0
Hotel...............................................      375     10.6       396     12.2
Industrial..........................................      127      3.6       151      4.6
Other...............................................      216      6.1       209      6.4
                                                       ------    -----    ------    -----
  Total.............................................   $3,546    100.0%   $3,257    100.0%
                                                       ======    =====    ======    =====



     Information regarding valuation allowances on mortgage loans held-for-investment is as follows:

                                                                YEARS ENDED DECEMBER
                                                                        31,
                                                              -----------------------
                                                              2009      2008     2007
                                                              ----      ----     ----
                                                                   (IN MILLIONS)
Balance, January 1,.........................................   $46      $  8      $ 6
Additions...................................................    36        75        7
Deductions..................................................    (5)      (37)      (5)
                                                               ---      ----      ---
Balance, December 31,.......................................   $77      $ 46      $ 8
                                                               ===      ====      ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Impaired mortgage loans held-for-investment consisted of the following:

                                                                       DECEMBER
                                                                         31,
                                                                     -----------
                                                                     2009   2008
                                                                     ----   ----
                                                                         (IN
                                                                      MILLIONS)
Impaired loans with valuation allowances...........................   $24    $24
Impaired loans without valuation allowances........................    12      2
                                                                      ---    ---
  Subtotal.........................................................    36     26
Less: Valuation allowances on impaired loans.......................    24     24
                                                                      ---    ---
  Impaired loans, net..............................................   $12    $ 2
                                                                      ===    ===



     Information about impaired loans, restructured loans, loans 90 days or more past due and loans in foreclosure is as follows:

                                                                AS OF AND FOR THE
                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                            2009      2008      2007
                                                            ----      ----      ----
                                                                  (IN MILLIONS)
Impaired loans -- average investment during the period....   $32       $42       $21
Impaired loans -- interest income recognized -- accrual
  basis...................................................  $ --       $ 1       $ 3
Impaired loans -- interest income recognized -- cash
  basis...................................................   $ 2       $ 1       $ 1
Restructured loans -- amount..............................   $--      $ --      $ --
Restructured loans -- interest income recognized..........   $--       $--       $--
Loans 90 days or more past due, interest still
  accruing -- amortized cost..............................   $ 4       $--       $--
Loans 90 days or more past due, interest no longer
  accruing -- amortized cost..............................   $--       $--       $--
Loans in foreclosure -- amortized cost....................   $ 6       $ 1       $--


  REAL ESTATE HOLDINGS

     Real estate holdings by type consisted of the following:

                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2009               2008
                                                      ----------------   ----------------
                                                      CARRYING    % OF   CARRYING    % OF
                                                        VALUE    TOTAL     VALUE    TOTAL
                                                      --------   -----   --------   -----
                                                                 (IN MILLIONS)
Real estate.........................................    $ 88      19.8%    $ 86      14.1%
  Accumulated depreciation..........................     (17)     (3.8)     (16)     (2.6)
                                                        ----     -----     ----     -----
  Net real estate...................................      71      16.0       70      11.5
Real estate joint ventures and funds................     374      84.0      538      88.5
                                                        ----     -----     ----     -----
  Total real estate holdings........................    $445     100.0%    $608     100.0%
                                                        ====     =====     ====     =====



     Related depreciation expense on real estate was $3 million, $5 million and $8 million for the years ended December 31, 2009, 2008 and 2007, respectively. There was no depreciation expense related to discontinued operations for the years ended December 31, 2009, 2008 and 2007.

     The Company did not own real estate held-for-sale at December 31, 2009 or 2008. Impairments of real estate and real estate joint ventures were $61 million for the year ended December 31, 2009. There were no impairments of real estate and real estate joint ventures for the years ended December 31, 2008 and 2007. The carrying value of non-

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


income producing real estate was $1 million at December 31, 2009 and 2008. The Company did not own real estate acquired in satisfaction of debt at December 31, 2009 and 2008.

     The Company diversifies its real estate holdings by both geographic region and property type to reduce risk of concentration. The Company's real estate holdings are primarily located in the United States, and at December 31, 2009, 23%, 21%, 16% were located in California, New York and Georgia, respectively.

     Real estate holdings were categorized as follows:

                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2009               2008
                                                      ----------------   ----------------
                                                      CARRYING    % OF   CARRYING    % OF
                                                        VALUE    TOTAL     VALUE    TOTAL
                                                      --------   -----   --------   -----
                                                                 (IN MILLIONS)
Office..............................................    $127      28.6%    $252      41.5%
Real estate investment funds........................      96      21.6      138      22.7
Apartments..........................................      72      16.2      100      16.4
Land................................................      43       9.6       32       5.3
Industrial..........................................      25       5.6       --        --
Retail..............................................      16       3.6       17       2.8
Agriculture.........................................      11       2.5       14       2.3
Other...............................................      55      12.3       55       9.0
                                                        ----     -----     ----     -----
  Total real estate holdings........................    $445     100.0%    $608     100.0%
                                                        ====     =====     ====     =====



  OTHER LIMITED PARTNERSHIP INTERESTS

     The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that principally make private equity investments in companies in the United States and overseas) was $1.2 billion at both December 31, 2009 and 2008. Included within other limited partnership interests were $335 million and $340 million at December 31, 2009 and 2008, respectively, of investments in hedge funds. Impairments of other limited partnership interests, principally cost method other limited partnership interests, were $66 million, $5 million and $2 million for the years ended December 31, 2009, 2008 and 2007, respectively.

  OTHER INVESTED ASSETS

     The following table presents the carrying value of the Company's other invested assets by type at:

                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2009               2008
                                                      ----------------   ----------------
                                                      CARRYING    % OF   CARRYING    % OF
                                                        VALUE    TOTAL     VALUE    TOTAL
                                                      --------   -----   --------   -----
                                                                 (IN MILLIONS)
Freestanding derivatives with positive fair values..   $1,470     98.1%   $2,258     98.3%
Joint venture investments...........................       26      1.8        31      1.3
Tax credit partnerships.............................        2      0.1         4      0.2
Other...............................................       --       --         4      0.2
                                                       ------    -----    ------    -----
  Total.............................................   $1,498    100.0%   $2,297    100.0%
                                                       ======    =====    ======    =====



     See Note 3 for information regarding the freestanding derivatives with positive estimated fair values. Joint venture investments are accounted for on the equity method and represent the Company's investment in insurance

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

underwriting joint ventures in China. Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of tax credits, and are accounted for under the equity method or under the effective yield method.

  VARIABLE INTEREST ENTITIES

     The Company invests in certain entities that are VIEs, as a passive investor holding a limited partnership interest, or as a sponsor or debt holder. The following table presents the carrying amount and maximum exposure to loss relating to VIEs for which the Company holds significant variable interests but is not the primary beneficiary and which have not been consolidated at December 31, 2009 and 2008:

                                                                   DECEMBER 31,
                                                 -----------------------------------------------
                                                          2009                     2008
                                                 ----------------------   ----------------------
                                                              MAXIMUM                  MAXIMUM
                                                 CARRYING     EXPOSURE    CARRYING     EXPOSURE
                                                  AMOUNT    TO LOSS (1)    AMOUNT    TO LOSS (1)
                                                 --------   -----------   --------   -----------
                                                                  (IN MILLIONS)
Other limited partnership interests............   $  838       $1,273      $  672       $1,060
Fixed maturity securities available-for-sale:
  Foreign corporate securities.................      304          304         152          152
  U.S. corporate securities....................      247          247         182          182
Real estate joint ventures.....................       32           39          41           41
                                                  ------       ------      ------       ------
  Total........................................   $1,421       $1,863      $1,047       $1,435
                                                  ======       ======      ======       ======



--------

   (1) The maximum exposure to loss relating to the real estate joint ventures and other limited partnership interests is equal to the carrying amounts plus any unfunded commitments. The maximum exposure to loss relating to the fixed maturity securities available-for-sale is equal to the carrying amounts or carrying amounts of retained interests. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

     As described in Note 11, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2009, 2008 and 2007.

  RELATED PARTY INVESTMENT TRANSACTIONS

     At December 31, 2009 and 2008, the Company held $285 million and $1.6 billion, respectively, in the Metropolitan Money Market Pool and the MetLife Intermediate Income Pool which are affiliated partnerships. These amounts are included in short-term investments. Net investment income from these investments was $2 million, $10 million and $25 million for the years ended December 31, 2009, 2008 and 2007, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Transfers of invested assets are done at estimated fair value with net investment gains (losses) recognized by the affiliate initiating the transfer. Invested assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, are as follows:

                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                             ----------------------
                                                             2009     2008     2007
                                                             ----     ----     ----
                                                                  (IN MILLIONS)
Estimated fair value of invested assets transferred to
  affiliates...............................................  $717     $ 27     $628
Amortized cost of invested assets transferred to
  affiliates...............................................  $769     $ 23     $629
Net investment gains (losses) recognized on transfers to
  affiliates...............................................  $(52)    $  4     $ (1)
Estimated fair value of invested assets transferred from
  affiliates...............................................  $143     $230     $836


     During the year ended December 31, 2009, the Company loaned $200 million to wholly-owned real estate subsidiaries of an affiliate, MLIC, which is included in mortgage loans. Loans of $140 million bear interest at 7.26% and are due in quarterly principal and interest payments of $3 million through January 2020. Loans of $60 million bear interest at 7.01% with quarterly interest only payments of $1 million through January 2020, when the principal balance is due. The loans to affiliates are secured by interests in the real estate subsidiaries, which own operating real estate with a value in excess of the loans.

3.  DERIVATIVE FINANCIAL INSTRUMENTS

  ACCOUNTING FOR DERIVATIVE FINANCIAL INSTRUMENTS

See Note 1 for a description of the Company's accounting policies for derivative financial instruments.

See Note 4 for information about the fair value hierarchy for derivatives.

  PRIMARY RISKS MANAGED BY DERIVATIVE FINANCIAL INSTRUMENTS AND NON DERIVATIVE FINANCIAL INSTRUMENTS

     The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk, credit risk and equity market risk. The Company uses a variety of strategies to manage these risks, including the use of derivative instruments. The following table presents the notional amount, estimated

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


fair value and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives held at:

                                                                              DECEMBER 31,
                                                      ------------------------------------------------------------
                                                                   2009                           2008
                                                      -----------------------------  -----------------------------
                                                                     ESTIMATED                      ESTIMATED
                                                                        FAIR                           FAIR
                                                                     VALUE (1)                      VALUE (1)
PRIMARY UNDERLYING                                    NOTIONAL  -------------------  NOTIONAL  -------------------
RISK EXPOSURE                INSTRUMENT TYPE           AMOUNT   ASSETS  LIABILITIES   AMOUNT   ASSETS  LIABILITIES
------------------  --------------------------------  --------  ------  -----------  --------  ------  -----------
                                                                              (IN MILLIONS)
Interest rate       Interest rate swaps.............   $ 5,261  $  534      $179      $ 7,074  $  736      $347
                    Interest rate floors............     7,986      78        34       12,071     494        --
                    Interest rate caps..............     4,003      15        --        3,513       1        --
                    Interest rate futures...........       835       2         1        1,064       4        11
Foreign currency    Foreign currency swaps..........     2,678     689        93        3,771     699       219
                    Foreign currency forwards.......        79       3        --           92      --         9
Credit              Swap spreadlocks................        --      --        --          208      --         8
                    Credit default swaps............       966      12        31          648      19         8
                    Credit forwards.................        90      --         3           --      --        --
Equity market       Equity futures..................        81       1        --          370      --         5
                    Equity options..................       775     112        --          813     248        --
                    Variance swaps..................     1,081      24         6        1,081      57        --
                                                       -------  ------      ----      -------  ------      ----
                      Total.........................   $23,835  $1,470      $347      $30,705  $2,258      $607
                                                       =======  ======      ====      =======  ======      ====



--------

   (1) The estimated fair value of all derivatives in an asset position is reported within other invested assets in the consolidated balance sheets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

     The following table presents the notional amount of derivative financial instruments by maturity at December 31, 2009:

                                                               REMAINING LIFE
                                   ---------------------------------------------------------------------
                                                 AFTER ONE YEAR   AFTER FIVE YEARS
                                   ONE YEAR OR    THROUGH FIVE       THROUGH TEN     AFTER TEN
                                       LESS           YEARS             YEARS          YEARS      TOTAL
                                   -----------   --------------   ----------------   ---------   -------
                                                               (IN MILLIONS)
Interest rate swaps..............     $  442         $ 2,612           $  933          $1,274    $ 5,261
Interest rate floors.............         --              --            7,986              --      7,986
Interest rate caps...............          3           4,000               --              --      4,003
Interest rate futures............        835              --               --              --        835
Foreign currency swaps...........        145           1,878              399             256      2,678
Foreign currency forwards........         79              --               --              --         79
Credit default swaps.............         --             928               38              --        966
Credit forwards..................         90              --               --              --         90
Equity futures...................         81              --               --              --         81
Equity options...................        121             577               77              --        775
Variance swaps...................         --             519              562              --      1,081
                                      ------         -------           ------          ------    -------
  Total..........................     $1,796         $10,514           $9,995          $1,530    $23,835
                                      ======         =======           ======          ======    =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. The Company utilizes interest rate swaps in fair value and non-qualifying hedging relationships.

     The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table. The Company utilizes basis swaps in non-qualifying hedging relationships.

     Inflation swaps are used as an economic hedge to reduce inflation risk generated from inflation-indexed liabilities. Inflation swaps are included in interest rate swaps in the preceding table. The Company utilizes inflation swaps in non-qualifying hedging relationships.

     Implied volatility swaps are used by the Company primarily as economic hedges of interest rate risk associated with the Company's investments in mortgage-backed securities. In an implied volatility swap, the Company exchanges fixed payments for floating payments that are linked to certain market volatility measures. If implied volatility rises, the floating payments that the Company receives will increase, and if implied volatility falls, the floating payments that the Company receives will decrease. Implied volatility swaps are included in interest rate swaps in the preceding table. The Company utilizes implied volatility swaps in non-qualifying hedging relationships.

     The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in non-qualifying hedging relationships.

     In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in non-qualifying hedging relationships.

     The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow and non-qualifying hedging relationships.

     Foreign currency derivatives, including foreign currency swaps and foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow, and non-qualifying hedging relationships.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date. The Company utilizes foreign currency forwards in non-qualifying hedging relationships.

     Swap spreadlocks are used by the Company to hedge invested assets on an economic basis against the risk of changes in credit spreads. Swap spreadlocks are forward transactions between two parties whose underlying reference index is a forward starting interest rate swap where the Company agrees to pay a coupon based on a predetermined reference swap spread in exchange for receiving a coupon based on a floating rate. The Company has the option to cash settle with the counterparty in lieu of maintaining the swap after the effective date. The Company utilizes swap spreadlocks in non-qualifying hedging relationships.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to hedge credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. The Company utilizes credit default swaps in non-qualifying hedging relationships.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury or agency security. These credit default swaps are not designated as hedging instruments.

     The Company enters into forwards to lock in the price to be paid for forward purchases of certain securities. The price is agreed upon at the time of the contract and payment for the contract is made at a specified future date. When the primary purpose of entering into these transactions is to hedge against the risk of changes in purchase price due to changes in credit spreads, the Company designates these as credit forwards. The Company utilizes credit forwards in cash flow hedging relationships.

     In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in non-qualifying hedging relationships.

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. Equity index options are included in equity options in the preceding table. The Company utilizes equity index options in non-qualifying hedging relationships.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in variance swaps in the preceding table. The Company utilizes equity variance swaps in non-qualifying hedging relationships.

  HEDGING

     The following table presents the notional amount and estimated fair value of derivatives designated as hedging instruments by type of hedge designation at:

                                                                       DECEMBER 31,
                                            -----------------------------------------------------------------
                                                          2009                              2008
                                            -------------------------------   -------------------------------
                                                             ESTIMATED                         ESTIMATED
                                                               FAIR                              FAIR
                                                               VALUE                             VALUE
DERIVATIVES DESIGNATED AS HEDGING           NOTIONAL   --------------------   NOTIONAL   --------------------
INSTRUMENTS                                  AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
------------------------------------------  --------   ------   -----------   --------   ------   -----------
                                                                      (IN MILLIONS)
Fair Value Hedges:
  Foreign currency swaps..................   $  850     $370        $15        $  707     $ 68        $133
  Interest rate swaps.....................      220       11          2           138       --          28
                                             ------     ----        ---        ------     ----        ----
     Subtotal.............................    1,070      381         17           845       68         161
                                             ------     ----        ---        ------     ----        ----
Cash Flow Hedges:
  Foreign currency swaps..................      166       15          7           486       91          --
  Credit forwards.........................       90       --          3            --       --          --
                                             ------     ----        ---        ------     ----        ----
     Subtotal.............................      256       15         10           486       91          --
                                             ------     ----        ---        ------     ----        ----
Total Qualifying Hedges...................   $1,326     $396        $27        $1,331     $159        $161
                                             ======     ====        ===        ======     ====        ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the notional amount and estimated fair value of derivatives that are not designated or do not qualify as hedging instruments by derivative type at:

                                                                   DECEMBER 31,
                                           ------------------------------------------------------------
                                                        2009                           2008
                                           -----------------------------  -----------------------------
                                                          ESTIMATED                      ESTIMATED
                                                             FAIR                           FAIR
                                                            VALUE                          VALUE
DERIVATIVES NOT DESIGNATED OR NOT          NOTIONAL  -------------------  NOTIONAL  -------------------
QUALIFYING AS HEDGING INSTRUMENTS           AMOUNT   ASSETS  LIABILITIES   AMOUNT   ASSETS  LIABILITIES
-----------------------------------------  --------  ------  -----------  --------  ------  -----------
                                                                   (IN MILLIONS)
Interest rate swaps......................   $ 5,041  $  523      $177      $ 6,936  $  736      $319
Interest rate floors.....................     7,986      78        34       12,071     494        --
Interest rate caps.......................     4,003      15        --        3,513       1        --
Interest rate futures....................       835       2         1        1,064       4        11
Foreign currency swaps...................     1,662     304        71        2,578     540        86
Foreign currency forwards................        79       3        --           92      --         9
Swap spreadlocks.........................        --      --        --          208      --         8
Credit default swaps.....................       966      12        31          648      19         8
Equity futures...........................        81       1        --          370      --         5
Equity options...........................       775     112        --          813     248        --
Variance swaps...........................     1,081      24         6        1,081      57        --
                                            -------  ------      ----      -------  ------      ----
Total non-designated or non-qualifying
  derivatives............................   $22,509  $1,074      $320      $29,374  $2,099      $446
                                            =======  ======      ====      =======  ======      ====



     The following table presents the settlement payments recorded in income for the:

                                                               YEARS ENDED DECEMBER 31,
                                                               ------------------------
                                                               2009      2008      2007
                                                               ----      ----      ----
                                                                     (IN MILLIONS)
Qualifying hedges:
  Net investment income...................................      $(1)      $(2)     $ --
  Interest credited to policyholder account balances......       40         6        (6)
Non-qualifying hedges:
  Net investment gains (losses)...........................       (8)       43        82
                                                                ---       ---      ----
  Total...................................................      $31       $47       $76
                                                                ===       ===      ====



  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) interest rate swaps to convert fixed rate liabilities to floating rate liabilities; and (iii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated liabilities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net investment gains (losses). The following table represents the amount of such net investment gains (losses) recognized for the years ended December 31, 2009, 2008 and 2007:

                                                                         NET INVESTMENT                        INEFFECTIVENESS
                                                                         GAINS (LOSSES)  NET INVESTMENT GAINS   RECOGNIZED IN
DERIVATIVES IN FAIR VALUE          HEDGED ITEMS IN FAIR VALUE              RECOGNIZED     (LOSSES) RECOGNIZED   NET INVESTMENT
HEDGING RELATIONSHIPS              HEDGING RELATIONSHIPS                FOR DERIVATIVES    FOR HEDGED ITEMS     GAINS (LOSSES)
---------------------------------  -----------------------------------  ---------------  --------------------  ---------------
                                                                                             (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
Interest rate swaps:               Fixed maturity securities..........        $  6               $  (6)              $ --
                                   Policyholder account balances (1)..          (8)                  4                 (4)
Foreign currency swaps:            Foreign-denominated
                                   policyholder account balances (2)..         111                (117)                (6)
                                                                              ----               -----               ----
  Total...............................................................        $109               $(119)              $(10)
                                                                              ====               =====               ====
FOR THE YEAR ENDED DECEMBER 31, 2008..................................        $(87)              $  86               $ (1)
                                                                              ====               =====               ====
FOR THE YEAR ENDED DECEMBER 31, 2007..................................        $ 18               $ (20)              $ (2)
                                                                              ====               =====               ====



--------

   (1) Fixed rate liabilities

   (2) Fixed rate or floating rate liabilities

     All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities; and (ii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments.

     For the years ended December 31, 2009, 2008 and 2007, the Company did not recognize any net investment gains (losses) which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. For the years ended December 31, 2009, 2008 and 2007, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or within two months of that date. As of December 31, 2009, the maximum length of time over which the Company is hedging its exposure to variability in future cash flows for forecasted transactions does not exceed one year. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2008 and 2007.

     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                             2009      2008      2007
                                                             ----      ----      ----
                                                                   (IN MILLIONS)
Other comprehensive income (loss), balance at January 1,...  $ 20      $(13)     $ (9)
Gains (losses) deferred in other comprehensive income
  (loss) on the effective portion of cash flow hedges......   (44)        9        39
Amounts reclassified to net investment gains (losses)......    23        24       (43)
                                                             ----      ----      ----
Other comprehensive income (loss), balance at December
  31,......................................................  $ (1)     $ 20      $(13)
                                                             ====      ====      ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     At December 31, 2009, $4 million of deferred net losses on derivatives accumulated in other comprehensive income (loss) is expected to be reclassified to earnings within the next 12 months.

     The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholders' equity for the years ended December 31, 2009, 2008 and 2007:

                                                                           AMOUNT AND LOCATION
                                                                            OF GAINS (LOSSES)
                                                                            RECLASSIFIED FROM
                                               AMOUNT OF GAINS       ACCUMULATED OTHER COMPREHENSIVE
                                              (LOSSES) DEFERRED     INCOME (LOSS) INTO INCOME (LOSS)
                                             IN ACCUMULATED OTHER   --------------------------------
DERIVATIVES IN CASH FLOW                     COMPREHENSIVE INCOME            NET INVESTMENT
HEDGING RELATIONSHIPS                       (LOSS) ON DERIVATIVES            GAINS (LOSSES)
------------------------------------------  ---------------------   --------------------------------
                                                                  (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
  Foreign currency swaps..................           $(58)                        $(36)
  Interest rate forwards..................             17                           13
  Credit forwards.........................             (3)                          --
                                                     ----                         ----
     Total................................           $(44)                        $(23)
                                                     ====                         ====
FOR THE YEAR ENDED DECEMBER 31, 2008:
  Foreign currency swaps..................           $  9                         $(24)
                                                     ----                         ----
     Total................................           $  9                         $(24)
                                                     ====                         ====
FOR THE YEAR ENDED DECEMBER 31, 2007:
  Foreign currency swaps..................           $ 39                         $ 43
                                                     ----                         ----
     Total................................           $ 39                         $ 43
                                                     ====                         ====



  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting or for purposes other than hedging: (i) interest rate swaps, implied volatility swaps, caps and floors, and interest rate futures to economically hedge its exposure to interest rates; (ii) foreign currency forwards and swaps to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to economically hedge exposure to adverse movements in credit; (iv) equity futures, equity index options, interest rate futures and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products; (v) swap spreadlocks to economically hedge invested assets against the risk of changes in credit spreads; (vi) credit default swaps to synthetically create investments; (vii) interest rate forwards to buy and sell securities to economically hedge its exposure to interest rates; (viii) basis swaps to better match the cash flows of assets and related liabilities; (ix) inflation swaps to reduce risk generated from inflation-indexed liabilities; and (x) equity options to economically hedge certain invested assets against adverse changes in equity indices.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the amount and location of gains (losses) recognized in income for derivatives that are not designated or qualifying as hedging instruments:

                                                                   NET            NET
                                                               INVESTMENT     INVESTMENT
                                                             GAINS (LOSSES)   INCOME (1)
                                                             --------------   ----------
                                                                    (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
Interest rate swaps........................................       $(149)         $  --
Interest rate floors.......................................        (265)            --
Interest rate caps.........................................           4             --
Interest rate futures......................................         (37)            --
Equity futures.............................................         (71)            --
Foreign currency swaps.....................................          (3)            --
Foreign currency forwards..................................          (4)            --
Equity options.............................................        (121)            (1)
Variance swaps.............................................         (40)            --
Credit default swaps.......................................         (50)            --
                                                                  -----          -----
  Total....................................................       $(736)           $(1)
                                                                  =====          =====
FOR THE YEAR ENDED DECEMBER 31, 2008.......................       $ 514            $--
                                                                  =====          =====
FOR THE YEAR ENDED DECEMBER 31, 2007.......................       $ 112            $--
                                                                  =====          =====



--------

   (1) Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

  CREDIT DERIVATIVES

     In connection with synthetically created investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, generally the contract will require the Company to pay the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $477 million and $277 million at December 31, 2009 and 2008, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2009, the Company would have received $8 million to terminate all of these contracts, and at December 31, 2008, the Company would have paid $3 million to terminate all of these contracts.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, 2009 and 2008:

                                                                          DECEMBER 31,
                                  --------------------------------------------------------------------------------------------
                                                       2009                                           2008
                                  ---------------------------------------------  ---------------------------------------------
                                                       MAXIMUM                                        MAXIMUM
                                     ESTIMATED         AMOUNT                       ESTIMATED        AMOUNT OF
                                        FAIR          OF FUTURE      WEIGHTED          FAIR           FUTURE        WEIGHTED
RATING AGENCY DESIGNATION OF      VALUE OF CREDIT  PAYMENTS UNDER     AVERAGE    VALUE OF CREDIT  PAYMENTS UNDER     AVERAGE
REFERENCED                            DEFAULT      CREDIT DEFAULT    YEARS TO        DEFAULT      CREDIT DEFAULT    YEARS TO
CREDIT OBLIGATIONS (1)                 SWAPS          SWAPS (2)    MATURITY (3)       SWAPS          SWAPS (2)    MATURITY (3)
--------------------------------  ---------------  --------------  ------------  ---------------  --------------  ------------
                                                                          (IN MILLIONS)
AAA/AA/A
Single name credit default swaps
  (corporate)...................        $ 1             $ 25            4.0           $  --            $ 25            5.0
Credit default swaps referencing
  indices.......................          7              437            3.5              (2)            222            4.0
                                        ---             ----                          -----            ----
Subtotal........................          8              462            3.5              (2)            247            4.1
                                        ---             ----                          -----            ----
BAA
Single name credit default swaps
  (corporate)...................         --                5            4.0              --              10            5.0
Credit default swaps referencing
  indices.......................         --               10            5.0              --              --             --
                                        ---             ----                          -----            ----
Subtotal........................         --               15            4.7              --              10            5.0
                                        ---             ----                          -----            ----
BA
Single name credit default swaps
  (corporate)...................         --               --             --              (1)             20            0.7
Credit default swaps referencing
  indices.......................         --               --             --              --              --             --
                                        ---             ----                          -----            ----
Subtotal........................         --               --             --              (1)             20            0.7
                                        ---             ----                          -----            ----
B
Single name credit default swaps
  (corporate)...................         --               --             --              --              --             --
Credit default swaps referencing
  indices.......................         --               --             --              --              --             --
                                        ---             ----                          -----            ----
Subtotal........................         --               --             --              --              --             --
                                        ---             ----                          -----            ----
CAA AND LOWER
Single name credit default swaps
  (corporate)...................         --               --             --              --              --             --
Credit default swaps referencing
  indices.......................         --               --             --              --              --             --
                                        ---             ----                          -----            ----
Subtotal........................         --               --             --              --              --             --
                                        ---             ----                          -----            ----
IN OR NEAR DEFAULT
Single name credit default swaps
  (corporate)...................         --               --             --              --              --             --
Credit default swaps referencing
  indices.......................         --               --             --              --              --             --
                                        ---             ----                          -----            ----
Subtotal........................         --               --             --              --              --             --
                                        ---             ----                          -----            ----
Total...........................        $ 8             $477            3.5             $(3)           $277            3.9
                                        ===             ====                          =====            ====



--------

   (1) The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service, S&P and Fitch Ratings. If no rating is available from a rating agency, then the MetLife rating is used.

   (2) Assumes the value of the referenced credit obligations is zero.

   (3) The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

  CREDIT RISK ON FREESTANDING DERIVATIVES

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange-traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. See Note 4 for a description of the impact of credit risk on the valuation of derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. At December 31, 2009 and 2008, the Company was obligated to return cash collateral under its control of $945 million and $1,464 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents or in short-term investments and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. At December 31, 2009 and 2008, the Company had also accepted collateral consisting of various securities with a fair market value of $88 million and $215 million, respectively, which are held in separate custodial accounts. The Company is permitted by contract to sell or repledge this collateral, but at December 31, 2009, none of the collateral had been sold or repledged.

     The Company's collateral arrangements for its over-the-counter derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include credit-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of the Company and/or the counterparty. In addition, certain of the Company's netting agreements for derivative instruments contain provisions that require the Company to maintain a specific investment grade credit rating from at least one of the major credit rating agencies. If the Company's credit ratings were to fall below that specific investment grade credit rating, it would be in violation of these provisions, and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments that are in a net liability position after considering the effect of netting agreements.

     The following table presents the estimated fair value of the Company's over-the-counter derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's credit rating at the reporting date or if the Company's credit rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. Derivatives that are not subject to collateral agreements are not included in the scope of this table.

        ESTIMATED                 ESTIMATED
    FAIR VALUE (1) OF           FAIR VALUE OF
   DERIVATIVES IN NET            COLLATERAL
   LIABILITY POSITION             PROVIDED                   FAIR VALUE OF INCREMENTAL COLLATERAL
    DECEMBER 31, 2009         DECEMBER 31, 2009                         PROVIDED UPON:
------------------------  ------------------------   ---------------------------------------------------
                                                                                    DOWNGRADE IN THE
                                                                                 COMPANY'S CREDIT RATING
                                                             ONE NOTCH          TO A LEVEL THAT TRIGGERS
                                                             DOWNGRADE               FULL OVERNIGHT
                                                              IN THE              COLLATERALIZATION OR
                                                             COMPANY'S                 TERMINATION
                               FIXED MATURITY                 CREDIT                OF THE DERIVATIVE
                               SECURITIES (2)                 RATING                    POSITION
                          ------------------------   ------------------------   ------------------------
                                              (IN MILLIONS)
           $42                      $ --                        $8                         $42

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

--------

   (1) After taking into consideration the existence of netting agreements.

   (2) Included in fixed maturity securities in the consolidated balance sheets. The counterparties are permitted by contract to sell or repledge this collateral. At December 31, 2009, the Company did not provide any cash collateral.

     Without considering the effect of netting agreements, the estimated fair value of the Company's over-the-counter derivatives with credit-contingent provisions that were in a gross liability position at December 31, 2009 was $99 million. At December 31, 2009, the Company did not provide any securities collateral in connection with these derivatives. In the unlikely event that both: (i) the Company's credit rating is downgraded to a level that triggers full overnight collateralization or termination of all derivative positions; and
(ii) the Company's netting agreements are deemed to be legally unenforceable, then the additional collateral that the Company would be required to provide to its counterparties in connection with its derivatives in a gross liability position at December 31, 2009 would be $99 million. This amount does not consider gross derivative assets of $57 million for which the Company has the contractual right of offset.

     At December 31, 2008, the Company provided securities collateral for various arrangements in connection with derivative instruments of $7 million, which is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral.

     The Company also has exchange-traded futures, which require the pledging of collateral. At December 31, 2009, the Company did not pledge any securities collateral for exchange-traded futures. At December 31, 2008, the Company pledged securities collateral for exchange-traded futures of $26 million, which is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral. At December 31, 2009 and 2008, the Company provided cash collateral for exchange-traded futures of $18 million and $33 million, respectively, which is included in premiums and other receivables.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated reinsurance contracts of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; and ceded reinsurance written on a funds withheld basis.

     The following table presents the estimated fair value of the Company's embedded derivatives at:

                                                                    DECEMBER 31,
                                                                   -------------
                                                                   2009    2008
                                                                   ----   ------
                                                                   (IN MILLIONS)
Net embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefits..............................  $724   $2,062
  Call options in equity securities..............................    (5)     (36)
                                                                   ----   ------
     Net embedded derivatives within asset host contracts........  $719   $2,026
                                                                   ====   ======
Net embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefits.............................  $290   $1,432
  Other..........................................................   (11)     (27)
                                                                   ----   ------
     Net embedded derivatives within liability host contracts....  $279   $1,405
                                                                   ====   ======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents changes in estimated fair value related to embedded derivatives:

                                                                  YEARS ENDED
                                                                  DECEMBER 31,
                                                              -------------------
                                                               2009   2008   2007
                                                              -----   ----   ----
                                                                 (IN MILLIONS)
Net investment gains (losses) (1), (2)......................  $(314)  $436   $116


--------

   (1) Effective January 1, 2008, the valuation of the Company's guaranteed minimum benefits includes an adjustment for the Company's own credit. Included in net investment gains (losses) for the years ended December 31, 2009 and 2008 were gains (losses) of ($567) million and $738 million, respectively, in connection with this adjustment.

   (2) See Note 8 for discussion of affiliated net investment gains (losses) included in the table above.

4.  FAIR VALUE

     Effective January 1, 2008, the Company prospectively adopted the provisions of fair value measurement guidance. Considerable judgment is often required in interpreting market data to develop estimates of fair value and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  FAIR VALUE OF FINANCIAL INSTRUMENTS

     Amounts related to the Company's financial instruments are as follows:

                                                                                ESTIMATED
                                                          NOTIONAL   CARRYING      FAIR
DECEMBER 31, 2009                                          AMOUNT      VALUE      VALUE
--------------------------------------------------------  --------   --------   ---------
                                                                   (IN MILLIONS)
ASSETS
Fixed maturity securities...............................              $41,275    $41,275
Equity securities.......................................              $   459    $   459
Trading securities......................................              $   938    $   938
Mortgage loans..........................................              $ 4,748    $ 4,345
Policy loans............................................              $ 1,189    $ 1,243
Real estate joint ventures (1)..........................              $    64    $    62
Other limited partnership interests (1).................              $   128    $   151
Short-term investments..................................              $ 1,775    $ 1,775
Other invested assets (2)...............................   $16,580    $ 1,470    $ 1,470
Cash and cash equivalents...............................              $ 2,574    $ 2,574
Accrued investment income...............................              $   516    $   516
Premiums and other receivables (1)......................              $ 4,582    $ 4,032
Separate account assets.................................              $49,449    $49,449
Net embedded derivatives within asset host contracts
  (3)...................................................              $   724    $   724
LIABILITIES
Policyholder account balances (1).......................              $24,591    $24,233
Payables for collateral under securities loaned and
  other transactions....................................              $ 7,169    $ 7,169
Long-term debt -- affiliated............................              $   950    $ 1,003
Other liabilities: (1)
  Derivative liabilities................................   $ 7,255    $   347    $   347
  Other.................................................              $   188    $   188
Separate account liabilities (1)........................              $ 1,367    $ 1,367
Net embedded derivatives within liability host contracts
  (3)...................................................              $   279    $   279
COMMITMENTS (4)
Mortgage loan commitments...............................   $   131    $    --    $    (5)
Commitments to fund bank credit facilities and private
  corporate bond investments............................   $   445    $    --    $   (29)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                                ESTIMATED
                                                          NOTIONAL   CARRYING      FAIR
DECEMBER 31, 2008                                          AMOUNT      VALUE      VALUE
--------------------------------------------------------  --------   --------   ---------
                                                                   (IN MILLIONS)
ASSETS
Fixed maturity securities...............................              $34,846    $34,846
Equity securities.......................................              $   474    $   474
Trading securities......................................              $   232    $   232
Mortgage loans..........................................              $ 4,447    $ 4,252
Policy loans............................................              $ 1,192    $ 1,296
Real estate joint ventures (1)..........................              $    92    $   103
Other limited partnership interests (1).................              $   189    $   247
Short-term investments..................................              $ 3,127    $ 3,127
Other invested assets (2)...............................   $21,395    $ 2,258    $ 2,258
Cash and cash equivalents...............................              $ 5,656    $ 5,656
Accrued investment income...............................              $   487    $   487
Premiums and other receivables (1)......................              $ 3,171    $ 2,700
Separate account assets.................................              $35,892    $35,892
Net embedded derivatives within asset host contracts
  (3)...................................................              $ 2,062    $ 2,062
LIABILITIES
Policyholder account balances (1).......................              $26,316    $23,937
Payables for collateral under securities loaned and
  other transactions....................................              $ 7,871    $ 7,871
Short-term debt.........................................              $   300    $   300
Long-term debt -- affiliated............................              $   950    $   671
Other liabilities: (1)
  Derivative liabilities................................   $ 9,310    $   607    $   607
  Other.................................................              $   158    $   158
Separate account liabilities (1)........................              $ 1,181    $ 1,181
Net embedded derivatives within liability host contracts
  (3)...................................................              $ 1,405    $ 1,405
COMMITMENTS (4)
Mortgage loan commitments...............................   $   231    $    --    $   (15)
Commitments to fund bank credit facilities and private
  corporate bond investments............................   $   332    $    --    $  (101)


--------

   (1) Carrying values presented herein differ from those presented in the consolidated balance sheets because certain items within the respective financial statement caption are not considered financial instruments. Financial statement captions excluded from the table above are not considered financial instruments.

   (2) Other invested assets is comprised of freestanding derivatives with positive estimated fair values.

   (3) Net embedded derivatives within asset host contracts are presented within premiums and other receivables. Net embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities. At December 31, 2009 and 2008, equity securities also included embedded derivatives of ($5) million and ($36) million, respectively.

   (4) Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

     Fixed Maturity Securities, Equity Securities and Trading Securities -- When available, the estimated fair value of the Company's fixed maturity, equity and trading securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

     When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity and management's assumptions regarding estimated duration, liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

     The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active markets, quoted prices in markets that are not active and observable yields and spreads in the market.

     When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are assumed to be consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

     The use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's securities holdings.

     Mortgage Loans -- The Company originates mortgage loans principally for investment purposes. These loans are primarily carried at amortized cost. The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk.

     Policy Loans -- For policy loans with fixed interest rates, estimated fair values are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

     Real Estate Joint Ventures and Other Limited Partnership Interests -- Real estate joint ventures and other limited partnership interests included in the preceding tables consist of those investments accounted for using the cost method. The remaining carrying value recognized in the consolidated balance sheets represents investments in

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


real estate or real estate joint ventures and other limited partnership interests accounted for using the equity method, which do not meet the definition of financial instruments for which fair value is required to be disclosed.

     The estimated fair values for other limited partnership interests and real estate joint ventures accounted for under the cost method are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

     Short-term Investments -- Certain short-term investments do not qualify as securities and are recognized at amortized cost in the consolidated balance sheets. For these instruments, the Company believes that there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, short-term investments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality and the Company has determined additional adjustment is not required. Short-term investments that meet the definition of a security are recognized at estimated fair value in the consolidated balance sheets in the same manner described above for similar instruments that are classified within captions of other major investment classes.

     Other Invested Assets -- Other invested assets in the consolidated balance sheets are principally comprised of freestanding derivatives with positive estimated fair values, investments in tax credit partnerships and joint ventures. Investments in tax credit partnerships and joint venture investments, which are accounted for under the equity method or under the effective yield method, are not financial instruments subject to fair value disclosure. Accordingly, they have been excluded from the preceding table.

     The estimated fair value of derivatives -- with positive and negative estimated fair values -- is described in the section labeled "Derivatives" which follows.

     Cash and Cash Equivalents -- Due to the short-term maturities of cash and cash equivalents, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value generally approximates carrying value. In light of recent market conditions, cash and cash equivalent instruments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality, or sufficient solvency in the case of depository institutions, and the Company has determined additional adjustment is not required.

     Accrued Investment Income -- Due to the short term until settlement of accrued investment income, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the credit quality of the issuers and has determined additional adjustment is not required.

     Premiums and Other Receivables -- Premiums and other receivables in the consolidated balance sheets are principally comprised of premiums due and unpaid for insurance contracts, amounts recoverable under reinsurance contracts, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivative positions, amounts receivable for securities sold but not yet settled, fees and general operating receivables and embedded derivatives related to the ceded reinsurance of certain variable annuity guarantees.

     Premiums receivable and those amounts recoverable under reinsurance treaties determined to transfer sufficient risk are not financial instruments subject to disclosure and thus have been excluded from the amounts presented in the preceding table. Amounts recoverable under ceded reinsurance contracts, which the Company has determined do not transfer sufficient risk such that they are accounted for using the deposit method of accounting, have been included in the preceding table with the estimated fair value determined as the present value of expected future cash flows under the related contracts discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The amounts on deposit for derivative settlements essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the solvency position of the financial institutions and has determined additional adjustments are not required.

     Embedded derivatives recognized in connection with ceded reinsurance of certain variable annuity guarantees are included in this caption in the consolidated financial statements but excluded from this caption in the preceding table as they are separately presented. The estimated fair value of these embedded derivatives is described in the section labeled "Embedded Derivatives within Asset and Liability Host Contracts" which follows.

     Separate Account Assets -- Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheets. The estimated fair value of separate account assets are based on the estimated fair value of the underlying assets owned by the separate account. Assets within the Company's separate accounts include: mutual funds, fixed maturity securities, equity securities, other limited partnership interests, short-term investments and cash and cash equivalents. The estimated fair value of mutual funds is based upon quoted prices or reported NAVs provided by the fund manager. Accounting guidance effective for December 31, 2009 clarified how investments that use NAV as a practical expedient for their fair value measurement are classified in the fair value hierarchy. As a result, the Company has included certain mutual funds in the amount of $48.9 billion in Level 2 of the fair value hierarchy which were previously included in Level 1. The estimated fair values of fixed maturity securities, equity securities, short-term investments and cash and cash equivalents held by separate accounts are determined on a basis consistent with the methodologies described herein for similar financial instruments held within the general account. Other limited partnership interests are valued giving consideration to the value of the underlying holdings of the partnerships and by applying a premium or discount, if appropriate, for factors such as liquidity, bid/ask spreads, the performance record of the fund manager or other relevant variables which may impact the exit value of the particular partnership interest.

     Policyholder Account Balances -- Policyholder account balances in the tables above include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are included in this caption in the consolidated financial statements but excluded from this caption in the tables above as they are separately presented therein. The remaining difference between the amounts reflected as policyholder account balances in the preceding table and those recognized in the consolidated balance sheets represents those amounts due under contracts that satisfy the definition of insurance contracts and are not considered financial instruments.

     The investment contracts primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities, and total control accounts. The fair values for these investment contracts are estimated by discounting best estimate future cash flows using current market risk-free interest rates and adding a spread for the Company's own credit which is determined using publicly available information relating to the Company's debt, as well as its claims paying ability.

     Short-term and Affiliated Long-term Debt -- The estimated fair value for short-term debt approximates carrying value due to the short-term nature of these obligations. The estimated fair value of affiliated long-term debt is generally determined by discounting expected future cash flows using market rates currently available for debt with similar terms, remaining maturities and reflecting the credit risk of the Company including inputs, when available, from actively traded debt of other companies with similar types of borrowing arrangements.

     Payables for Collateral Under Securities Loaned and Other
Transactions -- The estimated fair value for payables for collateral under securities loaned and other transactions approximates carrying value. The related agreements to loan securities are short-term in nature such that the Company believes there is limited risk of a material change in market interest rates. Additionally, because borrowers are cross-collateralized by the borrowed securities, the Company believes no additional consideration for changes in its own credit are necessary.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Other Liabilities -- Other liabilities in the consolidated balance sheets are principally comprised of freestanding derivatives with negative estimated fair values; taxes payable; obligations for employee-related benefits; interest due on the Company's debt obligations; amounts due for securities purchased but not yet settled; funds withheld under ceded reinsurance contracts and, when applicable, their associated embedded derivatives; and general operating accruals and payables.

     The estimated fair value of derivatives -- with positive and negative estimated fair values -- and embedded derivatives within asset and liability host contracts are described in the sections labeled "Derivatives" and "Embedded Derivatives within Asset and Liability Host Contracts" which follow.

     The remaining other amounts included in the table above reflect those other liabilities that satisfy the definition of financial instruments subject to disclosure. These items consist primarily of interest payable; amounts due for securities purchased but not yet settled; and funds withheld under reinsurance contracts recognized using the deposit method of accounting. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which were not materially different from the recognized carrying values.

     Separate Account Liabilities -- Separate account liabilities included in the table above represent those balances due to policyholders under contracts that are classified as investment contracts. The difference between the separate account liabilities reflected above and the amounts presented in the consolidated balance sheets represents those contracts classified as insurance contracts which do not satisfy the criteria of financial instruments for which estimated fair value is to be disclosed.

     Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

     Separate account liabilities, whether related to investment or insurance contracts, are recognized in the consolidated balance sheets at an equivalent summary total of the separate account assets. Separate account assets, which equal net deposits, net investment income and realized and unrealized capital gains and losses, are fully offset by corresponding amounts credited to the contractholders' liability which is reflected in separate account liabilities. Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described above, the Company believes the value of those assets approximates the estimated fair value of the related separate account liabilities.

     Derivatives -- The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The significant inputs to the pricing models for most over-the-counter derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain over-the-counter derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes, credit correlation assumptions, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and are assumed to be consistent with what other market participants would use when pricing such instruments.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all over-the-counter derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its derivative positions using the standard swap curve which includes a spread over the risk free rate. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. The evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

     Most inputs for over-the-counter derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

     Embedded Derivatives within Asset and Liability Host Contracts -- Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees, and embedded derivatives related to funds withheld on ceded reinsurance. Embedded derivatives are recorded in the financial statements at estimated fair value with changes in estimated fair value reported in net income.

     The Company issues certain variable annuity products with guaranteed minimum benefit guarantees. GMWB, GMAB and certain GMIB are embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net investment gains (losses). These embedded derivatives are classified within policyholder account balances. The fair value for these guarantees are estimated using the present value of future benefits minus the present value of future fees using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. The valuation of these guarantees includes an adjustment for the Company's own credit and risk margins for non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to the Company's debt, as well as its claims paying ability. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the Company's own credit standing; and variations in actuarial assumptions regarding policyholder behavior and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

     The Company ceded the risk associated with certain of the GMIB, GMAB and GMWB guarantees described in the preceding paragraph to an affiliated reinsurance company. These reinsurance contracts contain embedded derivatives which are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIB guarantees that are accounted for as insurance (i.e. not as embedded derivatives) but where the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on these ceded risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company. Because the direct guarantee is not accounted for at fair value, significant fluctuations in net income may occur as the change in fair value of the embedded derivative on the ceded risk is being recorded in net income without a corresponding and offsetting change in fair value of the direct guarantee.

     The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as described above in "Fixed Maturity Securities, Equity Securities and Trading Securities" and "Short-term Investments." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities with changes in estimated fair value recorded in net investment gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

     Mortgage Loan Commitments and Commitments to Fund Bank Credit Facilities and Private Corporate Bond Investments -- The estimated fair values for mortgage loan commitments and commitments to fund bank credit facilities and private corporate bond investments reflected in the above table represent the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the original commitments.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

  RECURRING FAIR VALUE MEASUREMENTS

     The assets and liabilities measured at estimated fair value on a recurring basis are determined as described in the preceding section. These estimated fair values and their corresponding fair value hierarchy are summarized as follows:

                                                                 DECEMBER 31, 2009
                                          --------------------------------------------------------------
                                            FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                          ---------------------------------------------------
                                           QUOTED PRICES IN
                                          ACTIVE MARKETS FOR                      SIGNIFICANT    TOTAL
                                           IDENTICAL ASSETS   SIGNIFICANT OTHER  UNOBSERVABLE  ESTIMATED
                                            AND LIABILITIES   OBSERVABLE INPUTS     INPUTS        FAIR
                                               (LEVEL 1)          (LEVEL 2)        (LEVEL 3)     VALUE
                                          ------------------  -----------------  ------------  ---------
                                                                   (IN MILLIONS)
ASSETS
Fixed maturity securities:
  U.S. corporate securities.............        $   --             $13,793          $1,605      $15,398
  Foreign corporate securities..........            --               6,344             994        7,338
  U.S. Treasury and agency securities...         3,972               2,252              33        6,257
  RMBS..................................            --               5,827              25        5,852
  CMBS..................................            --               2,572              45        2,617
  ABS...................................            --               1,452             537        1,989
  State and political subdivision
     securities.........................            --               1,147              32        1,179
  Foreign government securities.........            --                 629              16          645
                                                ------             -------          ------      -------
     Total fixed maturity securities....         3,972              34,016           3,287       41,275
                                                ------             -------          ------      -------
Equity securities:
  Non-redeemable preferred stock........            --                  48             258          306
  Common stock..........................            72                  70              11          153
                                                ------             -------          ------      -------
     Total equity securities............            72                 118             269          459
                                                ------             -------          ------      -------
Trading securities......................           931                   7              --          938
Short-term investments (1)..............         1,057                 703               8        1,768
Derivative assets (2)...................             3               1,410              57        1,470
Net embedded derivatives within asset
  host contracts (3)....................            --                  --             724          724
Separate account assets (4).............            69              49,227             153       49,449
                                                ------             -------          ------      -------
  Total assets..........................        $6,104             $85,481          $4,498      $96,083
                                                ======             =======          ======      =======
LIABILITIES
Derivative liabilities (2)..............        $    1             $   336          $   10      $   347
Net embedded derivatives within
  liability host contracts (3)..........            --                  --             279          279
                                                ------             -------          ------      -------
  Total liabilities.....................        $    1             $   336          $  289      $   626
                                                ======             =======          ======      =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                 DECEMBER 31, 2008
                                          --------------------------------------------------------------
                                            FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                          ---------------------------------------------------
                                           QUOTED PRICES IN
                                          ACTIVE MARKETS FOR                      SIGNIFICANT    TOTAL
                                           IDENTICAL ASSETS   SIGNIFICANT OTHER  UNOBSERVABLE  ESTIMATED
                                            AND LIABILITIES   OBSERVABLE INPUTS     INPUTS        FAIR
                                               (LEVEL 1)          (LEVEL 2)        (LEVEL 3)     VALUE
                                          ------------------  -----------------  ------------  ---------
                                                                   (IN MILLIONS)
ASSETS
Fixed maturity securities:
  U.S. corporate securities.............        $    --            $11,830          $1,401      $13,231
  Foreign corporate securities..........             --              4,136             926        5,062
  U.S. Treasury and agency securities...          2,107              2,190              36        4,333
  RMBS..................................             --              7,031              62        7,093
  CMBS..................................             --              2,158             116        2,274
  ABS...................................             --              1,169             558        1,727
  State and political subdivision
     securities.........................             --                633              24          657
  Foreign government securities.........             --                459              10          469
                                                -------            -------          ------      -------
     Total fixed maturity securities....          2,107             29,606           3,133       34,846
                                                -------            -------          ------      -------
Equity securities:
  Non-redeemable preferred stock........             --                 38             318          356
  Common stock..........................             40                 70               8          118
                                                -------            -------          ------      -------
     Total equity securities............             40                108             326          474
                                                -------            -------          ------      -------
Trading securities......................            176                  6              50          232
Short-term investments (1)..............          1,171              1,952              --        3,123
Derivative assets (2)...................              4              1,928             326        2,258
Net embedded derivatives within asset
  host contracts (3)....................             --                 --           2,062        2,062
Separate account assets (4).............         35,567                166             159       35,892
                                                -------            -------          ------      -------
  Total assets..........................        $39,065            $33,766          $6,056      $78,887
                                                =======            =======          ======      =======
LIABILITIES
Derivative liabilities (2)..............        $    16            $   574          $   17      $   607
Net embedded derivatives within
  liability host contracts (3)..........             --                 --           1,405        1,405
                                                -------            -------          ------      -------
  Total liabilities.....................        $    16            $   574          $1,422      $ 2,012
                                                =======            =======          ======      =======



--------

   (1) Short-term investments as presented in the tables above differ from the amounts presented in the consolidated balance sheets because certain short-term investments are not measured at estimated fair value (e.g. time deposits, etc.).

   (2) Derivative assets are presented within other invested assets and derivative liabilities are presented within other liabilities. The amounts are presented gross in the tables above to reflect the presentation in the consolidated balance sheets, but are presented net for purposes of the rollforward in the following tables.

   (3) Net embedded derivatives within asset host contracts are presented within premiums and other receivables. Net embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities. At December 31, 2009 and 2008, equity securities also included embedded derivatives of ($5) million and ($36) million, respectively.

   (4) Separate account assets are measured at estimated fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company has categorized its assets and liabilities into the three-level fair value hierarchy based upon the priority of the inputs to the respective valuation technique. The following summarizes the types of assets and liabilities included within the three-level fair value hierarchy presented in the preceding table.

     Level 1 This category includes certain U.S. Treasury and agency fixed maturity securities; exchange-traded common stock; trading securities and certain short-term money market securities. As it relates to derivatives, this level includes exchange-traded equity and interest rate futures. Separate account assets classified within this level are similar in nature to those classified in this level for the general account.

     Level 2 This category includes fixed maturity and equity securities priced principally by independent pricing services using observable inputs. Fixed maturity securities classified as Level 2 include most U.S. Treasury and agency securities, as well as the majority of U.S. and foreign corporate securities, RMBS, CMBS, state and political subdivision securities, foreign government securities, and ABS. Equity securities classified as Level 2 securities consist principally of common stock and non-redeemable preferred stock where market quotes are available but are not considered actively traded. Short-term investments and trading securities included within Level 2 are of a similar nature to these fixed maturity and equity securities. As it relates to derivatives, this level includes all types of derivative instruments utilized by the Company with the exception of exchange-traded futures included within Level 1 and those derivative instruments with unobservable inputs as described in Level 3. Separate account assets classified within this level are generally similar to those classified within this level for the general account, with the exception of certain mutual funds without readily determinable fair values given prices are not published publicly.

     Level 3 This category includes fixed maturity securities priced principally through independent broker quotations or market standard valuation methodologies using inputs that are not market observable or cannot be derived principally from or corroborated by observable market data. This level primarily consists of less liquid fixed maturity securities with very limited trading activity or where less price transparency exists around the inputs to the valuation methodologies including: U.S. and foreign corporate securities -- including below investment grade private placements; CMBS; and ABS -- including all of those supported by sub-prime mortgage loans. Equity securities classified as Level 3 securities consist principally of non-redeemable preferred stock and common stock of companies that are privately held or of companies for which there has been very limited trading activity or where less price transparency exists around the inputs to the valuation. Short-term investments and trading securities included within Level 3 are of a similar nature to these fixed maturity and equity securities. As it relates to derivatives, this category includes: swap spreadlocks with maturities which extend beyond observable periods; equity variance swaps with unobservable volatility inputs or that are priced via independent broker quotations; foreign currency swaps priced through independent broker quotations; interest rate swaps with maturities which extend beyond the observable portion of the yield curve; credit default swaps based upon baskets of credits having unobservable credit correlations; equity options with unobservable volatility inputs; implied volatility swaps with unobservable volatility inputs; credit forwards having unobservable repurchase rates and interest rate caps referencing unobservable yield curves and/or which include liquidity and volatility adjustments. Separate account assets classified within this level are generally similar to those classified within this level for the general account; however, they also include other limited partnership interests. Embedded derivatives classified within this level include embedded derivatives associated with certain variable annuity guarantees and embedded derivatives related to funds withheld on ceded reinsurance.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     A rollforward of all assets and liabilities measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs for the years ended December 31, 2009 and 2008 is as follows:

                                        FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) (1)
                               --------------------------------------------------------------------------------------------
                                                                               TOTAL REALIZED/UNREALIZED
                                                                              GAINS (LOSSES) INCLUDED IN:
                                                                            ------------------------------     PURCHASES,
                                                                                                 OTHER           SALES,
                                    BALANCE,        IMPACT OF    BALANCE,                    COMPREHENSIVE   ISSUANCES AND
                               DECEMBER 31, 2007  ADOPTION (2)  JANUARY 1,  EARNINGS (3, 4)  INCOME (LOSS)  SETTLEMENTS (5)
                               -----------------  ------------  ----------  ---------------  -------------  ---------------
                                                                                     (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER
  31, 2009:
Fixed maturity securities:
  U.S. corporate securities..                                     $1,401         $(114)         $   192          $(172)
  Foreign corporate
     securities..............                                        926           (95)             334            (47)
  U.S. Treasury and agency
     securities..............                                         36            --               (1)            (2)
  RMBS.......................                                         62            (4)               5             (9)
  CMBS.......................                                        116           (42)              50             (7)
  ABS........................                                        558           (51)             171           (138)
  State and political
     subdivision securities..                                         24            --                6              2
  Foreign government
     securities..............                                         10            --                1             (1)
                                                                  ------         -----          -------          -----
     Total fixed maturity
       securities............                                     $3,133         $(306)         $   758          $(374)
                                                                  ======         =====          =======          =====
Equity securities:
  Non-redeemable preferred
     stock...................                                     $  318         $(101)         $   113          $ (66)
  Common stock...............                                          8            --               (1)             4
                                                                  ------         -----          -------          -----
     Total equity
       securities............                                     $  326         $(101)         $   112          $ (62)
                                                                  ======         =====          =======          =====
Trading securities...........                                     $   50         $  --          $    --          $ (50)
Short-term investments.......                                     $   --         $  --          $    --          $   8
Net derivatives (7)..........                                     $  309         $ (40)         $    (3)         $ (15)
Separate account assets (8)..                                     $  159         $  (7)         $    --          $   1
Net embedded derivatives
  (9)........................                                     $  657         $(328)         $    --          $ 116

FOR THE YEAR ENDED DECEMBER
  31, 2008:
Fixed maturity securities:
  U.S. corporate securities..        $1,645           $  --       $1,645         $(167)         $  (313)         $ 101
  Foreign corporate
     securities..............         1,355              --        1,355           (12)            (504)          (110)
  U.S. Treasury and agency
     securities..............            19              --           19            --               --             34
  RMBS.......................           323              --          323             2              (46)          (156)
  CMBS.......................           258              --          258           (66)             (76)            --
  ABS........................           925              --          925           (20)            (254)           (84)
  State and political
     subdivision securities..            44              --           44            (1)             (19)            --
  Foreign government
     securities..............            33              --           33             1               (2)           (17)
                                     ------           -----       ------         -----          -------          -----
     Total fixed maturity
       securities............        $4,602             $--       $4,602         $(263)         $(1,214)         $(232)
                                     ======           =====       ======         =====          =======          =====
Equity securities:
  Non-redeemable preferred
     stock...................        $  521             $--       $  521         $ (44)         $  (109)         $ (50)
  Common stock...............            35              --           35            (4)              (1)           (22)
                                     ------           -----       ------         -----          -------          -----
     Total equity
       securities............        $  556             $--       $  556         $ (48)         $  (110)         $ (72)
                                     ======           =====       ======         =====          =======          =====
Trading securities...........        $   --             $--       $   --         $  --          $    --          $  50
Net derivatives (7)..........        $  108             $--       $  108         $ 266          $    --          $ (65)
Separate account assets (8)..        $  183             $--       $  183         $ (22)         $    --          $  --
Net embedded derivatives
  (9)........................        $  125             $92       $  217         $ 366          $    --          $  74
                                  FAIR VALUE MEASUREMENTS
                                     USING SIGNIFICANT
                                UNOBSERVABLE INPUTS (LEVEL
                                          3) (1)
                               ----------------------------
                                 TRANSFER IN
                                 AND/OR OUT      BALANCE,
                               OF LEVEL 3 (6)  DECEMBER 31,
                               --------------  ------------
FOR THE YEAR ENDED DECEMBER
  31, 2009:
Fixed maturity securities:
  U.S. corporate securities..       $ 298         $1,605
  Foreign corporate
     securities..............        (124)           994
  U.S. Treasury and agency
     securities..............          --             33
  RMBS.......................         (29)            25
  CMBS.......................         (72)            45
  ABS........................          (3)           537
  State and political
     subdivision securities..          --             32
  Foreign government
     securities..............           6             16
                                    -----         ------
     Total fixed maturity
       securities............       $  76         $3,287
                                    =====         ======
Equity securities:
  Non-redeemable preferred
     stock...................       $  (6)        $  258
  Common stock...............          --             11
                                    -----         ------
     Total equity
       securities............       $  (6)        $  269
                                    =====         ======
Trading securities...........       $  --         $   --
Short-term investments.......       $  --         $    8
Net derivatives (7)..........       $(204)        $   47
Separate account assets (8)..       $  --         $  153
Net embedded derivatives
  (9)........................       $  --         $  445

FOR THE YEAR ENDED DECEMBER
  31, 2008:
Fixed maturity securities:
  U.S. corporate securities..       $ 135         $1,401
  Foreign corporate
     securities..............         197            926
  U.S. Treasury and agency
     securities..............         (17)            36
  RMBS.......................         (61)            62
  CMBS.......................          --            116
  ABS........................          (9)           558
  State and political
     subdivision securities..          --             24
  Foreign government
     securities..............          (5)            10
                                    -----         ------
     Total fixed maturity
       securities............       $ 240         $3,133
                                    =====         ======
Equity securities:
  Non-redeemable preferred
     stock...................       $  --         $  318
  Common stock...............          --              8
                                    -----         ------
     Total equity
       securities............       $  --         $  326
                                    =====         ======
Trading securities...........       $  --         $   50
Net derivatives (7)..........       $  --         $  309
Separate account assets (8)..       $  (2)        $  159
Net embedded derivatives
  (9)........................       $  --         $  657


--------

   (1) Amounts presented do not reflect any associated hedging activities. Actual earnings associated with Level 3, inclusive of hedging activities, could differ materially.

   (2) Impact of adoption of fair value measurement guidance represents the amount recognized in earnings as a change in estimate associated with Level 3 financial instruments held at January 1, 2008. Such amount was offset by a reduction to DAC of $30 million resulting in a net impact of $62 million. This net impact of

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       $62 million along with a $3 million reduction in the estimated fair value of Level 2 freestanding derivatives resulted in a total net impact of adoption of $59 million.

   (3) Amortization of premium/discount is included within net investment income which is reported within the earnings caption of total gains (losses). Impairments charged to earnings are included within net investment gains (losses) which are reported within the earnings caption of total gains (losses). Lapses associated with embedded derivatives are included with the earnings caption of total gains (losses).

   (4) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

   (5) The amount reported within purchases, sales, issuances and settlements is the purchase/issuance price (for purchases and issuances) and the sales/settlement proceeds (for sales and settlements) based upon the actual date purchased/issued or sold/settled. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. For embedded derivatives, attributed fees are included within this caption along with settlements, if any.

   (6) Total gains and losses (in earnings and other comprehensive income
       (loss)) are calculated assuming transfers in and/or out of Level 3 occurred at the beginning of the period. Items transferred in and out in the same period are excluded from the rollforward.

   (7) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

   (8) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities.

   (9) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

     The tables below summarize both realized and unrealized gains and losses for the years ended December 31, 2009 and 2008 due to changes in estimated fair value recorded in earnings for Level 3 assets and liabilities:

                                                              TOTAL GAINS AND LOSSES
                                                     ----------------------------------------
                                                       CLASSIFICATION OF REALIZED/UNREALIZED
                                                                       GAINS
                                                           (LOSSES) INCLUDED IN EARNINGS
                                                     ----------------------------------------
                                                                          NET
                                                         NET           INVESTMENT
                                                     INVESTMENT          GAINS
                                                       INCOME           (LOSSES)        TOTAL
                                                     ----------      -------------      -----
                                                                     (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
Fixed maturity securities:
  U.S. corporate securities........................       $ 3            $(117)         $(114)
  Foreign corporate securities.....................        (1)             (94)           (95)
  RMBS.............................................        --               (4)            (4)
  CMBS.............................................         1              (43)           (42)
  ABS..............................................        --              (51)           (51)
                                                        -----            -----          -----
     Total fixed maturity securities...............       $ 3            $(309)         $(306)
                                                        =====            =====          =====
Equity securities:
  Non-redeemable preferred stock...................     $  --            $(101)         $(101)
                                                        -----            -----          -----
     Total equity securities.......................       $--            $(101)         $(101)
                                                        =====            =====          =====
Net derivatives....................................       $--            $ (40)         $ (40)
Net embedded derivatives...........................       $--            $(328)         $(328)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                              TOTAL GAINS AND LOSSES
                                                     ----------------------------------------
                                                       CLASSIFICATION OF REALIZED/UNREALIZED
                                                                       GAINS
                                                           (LOSSES) INCLUDED IN EARNINGS
                                                     ----------------------------------------
                                                                          NET
                                                         NET           INVESTMENT
                                                     INVESTMENT          GAINS
                                                       INCOME           (LOSSES)        TOTAL
                                                     ----------      -------------      -----
                                                                     (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2008:
Fixed maturity securities:
  U.S. corporate securities........................       $ 5            $(172)         $(167)
  Foreign corporate securities.....................        (3)              (9)           (12)
  RMBS.............................................        --                2              2
  CMBS.............................................         4              (70)           (66)
  ABS..............................................        --              (20)           (20)
  State and political subdivision securities.......        (1)              --             (1)
  Foreign government securities....................         1               --              1
                                                        -----            -----          -----
     Total fixed maturity securities...............       $ 6            $(269)         $(263)
                                                        =====            =====          =====
Equity securities:
  Non-redeemable preferred stock...................     $  --            $ (44)         $ (44)
  Common stock.....................................        --               (4)            (4)
                                                        -----            -----          -----
     Total equity securities.......................       $--            $ (48)         $ (48)
                                                        =====            =====          =====
Net derivatives....................................       $--            $ 266          $ 266
Net embedded derivatives...........................       $--            $ 366          $ 366

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The tables below summarize the portion of unrealized gains and losses recorded in earnings for the years ended December 31, 2009 and 2008 for Level 3 assets and liabilities that were still held at December 31, 2009 and 2008, respectively.

                                                       CHANGES IN UNREALIZED GAINS (LOSSES)
                                                      RELATING TO ASSETS AND LIABILITIES HELD
                                                                        AT
                                                                 DECEMBER 31, 2009
                                                     ----------------------------------------
                                                                          NET
                                                         NET           INVESTMENT
                                                     INVESTMENT          GAINS
                                                       INCOME           (LOSSES)        TOTAL
                                                     ----------      -------------      -----
                                                                     (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
Fixed maturity securities:
  U.S. corporate securities........................     $  6             $(105)         $ (99)
  Foreign corporate securities.....................       (1)              (43)           (44)
  CMBS.............................................        1               (56)           (55)
  ABS..............................................       --               (21)           (21)
                                                        ----             -----          -----
     Total fixed maturity securities...............      $ 6             $(225)         $(219)
                                                        ====             =====          =====
Equity securities:
  Non-redeemable preferred stock...................     $ --             $ (38)         $ (38)
                                                        ----             -----          -----
     Total equity securities.......................      $--             $ (38)         $ (38)
                                                        ====             =====          =====
Net derivatives....................................      $--             $ (33)         $ (33)
Net embedded derivatives...........................      $--             $(332)         $(332)



                                                       CHANGES IN UNREALIZED GAINS (LOSSES)
                                                        RELATING TO ASSETS AND LIABILITIES
                                                                     HELD AT
                                                                DECEMBER 31, 2008
                                                      -------------------------------------
                                                                          NET
                                                          NET         INVESTMENT
                                                      INVESTMENT         GAINS
                                                        INCOME         (LOSSES)       TOTAL
                                                      ----------      ----------      -----
                                                                  (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2008:
Fixed maturity securities:
  U.S. corporate securities.........................       $ 4          $ (139)       $(135)
  Foreign corporate securities......................        (3)             (6)          (9)
  CMBS..............................................         4             (69)         (65)
  ABS...............................................        --             (16)         (16)
  Foreign government securities.....................         1              --            1
                                                         -----          ------        -----
     Total fixed maturity securities................       $ 6           $(230)       $(224)
                                                         =====          ======        =====
Equity securities:
  Non-redeemable preferred stock....................       $--           $ (29)       $ (29)
                                                         -----          ------        -----
     Total equity securities........................     $  --           $ (29)       $ (29)
                                                         =====          ======        =====
Net derivatives.....................................       $--           $ 233        $ 233
Net embedded derivatives............................       $--           $ 353        $ 353

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NON-RECURRING FAIR VALUE MEASUREMENTS

     Certain assets are measured at estimated fair value on a non-recurring basis and are not included in the tables above. The amounts below relate to certain investments measured at estimated fair value during the period and still held as of the reporting dates.

                                                       FOR THE YEARS ENDED DECEMBER 31,
                              ---------------------------------------------------------------------------------
                                                2009                                      2008
                              ---------------------------------------   ---------------------------------------
                                                ESTIMATED                                 ESTIMATED
                                 CARRYING          FAIR                    CARRYING          FAIR
                              VALUE PRIOR TO   VALUE AFTER     GAINS    VALUE PRIOR TO   VALUE AFTER     GAINS
                                IMPAIRMENT      IMPAIRMENT   (LOSSES)     IMPAIRMENT      IMPAIRMENT   (LOSSES)
                              --------------   -----------   --------   --------------   -----------   --------
                                                                (IN MILLIONS)
Mortgage loans (1)..........       $ --            $ --        $ --           $24            $ --        $(24)
Other limited partnership
  interests (2).............       $110             $44        $(66)          $11             $ 6        $ (5)
Real estate joint ventures
  (3).......................       $ 90             $48        $(42)         $ --             $--        $ --


--------

   (1) Mortgage Loans -- The impaired mortgage loans presented above were written down to their estimated fair values at the date the impairments were recognized. Estimated fair values for impaired mortgage loans are based on observable market prices or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, on the estimated fair value of the underlying collateral, or the present value of the expected future cash flows. Impairments to estimated fair value represent non-recurring fair value measurements that have been categorized as Level 3 due to the lack of price transparency inherent in the limited markets for such mortgage loans.

   (2) Other Limited Partnership Interests -- The impaired investments presented above were accounted for using the cost basis. Impairments on these cost basis investments were recognized at estimated fair value determined from information provided in the financial statements of the underlying entities in the period in which the impairment was incurred. These impairments to estimated fair value represent non-recurring fair value measurements that have been classified as Level 3 due to the limited activity and price transparency inherent in the market for such investments. This category includes several private equity and debt funds that typically invest primarily in a diversified pool of investments across certain investment strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; below investment grade debt and mezzanine debt funds. The estimated fair values of these investments have been determined using the NAV of the Company's ownership interest in the partners' capital. Distributions from these investments will be generated from investment gains, from operating income from the underlying investments of the funds, and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next 2 to 10 years. Unfunded commitments for these investments were $32 million as of December 31, 2009.

   (3) Real Estate Joint Ventures -- The impaired investments presented above were accounted for using the cost basis. Impairments on these cost basis investments were recognized at estimated fair value determined from information provided in the financial statements of the underlying entities in the period in which the impairment was incurred. These impairments to estimated fair value represent non-recurring fair value measurements that have been classified as Level 3 due to the limited activity and price transparency inherent in the market for such investments. This category includes several real estate funds that typically invest primarily in commercial real estate. The estimated fair values of these investments have been determined using the NAV of the Company's ownership interest in the partners' capital. Distributions from these investments will be generated from investment gains, from operating income from the underlying investments of the funds, and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next 2 to 10 years. Unfunded commitments for these investments were $40 million as of December 31, 2009.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

5.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                              DAC     VOBA     TOTAL
                                                            ------   ------   ------
                                                                  (IN MILLIONS)
Balance at January 1, 2007................................  $1,991   $3,120   $5,111
  Effect of adoption of new accounting principle..........      (7)    (125)    (132)
  Capitalizations.........................................     682       --      682
                                                            ------   ------   ------
     Subtotal.............................................   2,666    2,995    5,661
                                                            ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)........................      44      (16)      28
     Other expenses.......................................     388      324      712
                                                            ------   ------   ------
       Total amortization.................................     432      308      740
                                                            ------   ------   ------
  Less: Unrealized investment gains (losses)..............     (18)      (9)     (27)
                                                            ------   ------   ------
Balance at December 31, 2007..............................   2,252    2,696    4,948
  Capitalizations.........................................     835       --      835
                                                            ------   ------   ------
     Subtotal.............................................   3,087    2,696    5,783
                                                            ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)........................     190       35      225
     Other expenses.......................................     504      434      938
                                                            ------   ------   ------
       Total amortization.................................     694      469    1,163
                                                            ------   ------   ------
  Less: Unrealized investment gains (losses)..............    (389)    (434)    (823)
  Less: Other.............................................       3       --        3
                                                            ------   ------   ------
Balance at December 31, 2008..............................   2,779    2,661    5,440
  Capitalizations.........................................     851       --      851
                                                            ------   ------   ------
     Subtotal.............................................   3,630    2,661    6,291
                                                            ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)........................    (225)     (86)    (311)
     Other expenses.......................................     408      197      605
                                                            ------   ------   ------
       Total amortization.................................     183      111      294
                                                            ------   ------   ------
  Less: Unrealized investment gains (losses)..............     322      433      755
  Less: Other.............................................      (2)      --       (2)
                                                            ------   ------   ------
Balance at December 31, 2009..............................  $3,127   $2,117   $5,244
                                                            ======   ======   ======



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $319 million in 2010, $282 million in 2011, $244 million in 2012, $200 million in 2013, and $163 million in 2014.

     Amortization of DAC and VOBA is attributed to both investment gains and losses and to other expenses for the amount of gross profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding DAC and VOBA by segment and reporting unit is as follows:

                                               DAC               VOBA             TOTAL
                                         ---------------   ---------------   ---------------
                                                             DECEMBER 31,
                                         ---------------------------------------------------
                                          2009     2008     2009     2008     2009     2008
                                         ------   ------   ------   ------   ------   ------
                                                            (IN MILLIONS)
Retirement Products....................  $1,785   $1,416   $1,275   $1,755   $3,060   $3,171
Corporate Benefit Funding..............       6        5        1        3        7        8
Insurance Products.....................   1,292    1,351      841      903    2,133    2,254
Corporate & Other......................      44        7       --       --       44        7
                                         ------   ------   ------   ------   ------   ------
  Total................................  $3,127   $2,779   $2,117   $2,661   $5,244   $5,440
                                         ======   ======   ======   ======   ======   ======



6.  GOODWILL

     Goodwill is the excess of cost over the estimated fair value of net assets acquired. Information regarding goodwill by segment and reporting unit is as follows:

                                                                      DECEMBER
                                                                        31,
                                                                    -----------
                                                                    2009   2008
                                                                    ----   ----
                                                                        (IN
                                                                     MILLIONS)
Retirement Products...............................................  $219   $219
Corporate Benefit Funding.........................................   307    307
Insurance Products:
  Non-medical health..............................................     5      5
  Individual life.................................................    17     17
                                                                    ----   ----
     Total Insurance Products.....................................    22     22
Corporate & Other.................................................   405    405
                                                                    ----   ----
Total.............................................................  $953   $953
                                                                    ====   ====



     As described in more detail in Note 1, the Company performed its annual goodwill impairment tests during the third quarter of 2009 based upon data at June 30, 2009 that indicated that goodwill was not impaired. During the fourth quarter of 2009, the Company realigned its reportable segments. See Notes 1 and
14. The 2009 annual goodwill impairment tests were based on the segment structure in existence prior to such realignment. The realignment did not significantly change the reporting units for goodwill impairment testing purposes and management concluded that no additional tests were required at December 31, 2009.

     Previously, due to economic conditions, the sustained low level of equity markets, declining market capitalizations in the insurance industry and lower operating earnings projections, particularly in individual annuity and variable & universal life reporting units, management performed an interim goodwill impairment test at December 31, 2008 and again, for certain reporting units most affected by the current economic environment at March 31, 2009. Based upon the tests performed, management concluded no impairment of goodwill had occurred for any of the Company's reporting units at March 31, 2009 and December 31, 2008.

     Management continues to evaluate current market conditions that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Continued deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

7.  INSURANCE

  INSURANCE LIABILITIES

     Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are as follows:

                                                                                   OTHER
                                        FUTURE POLICY        POLICYHOLDER       POLICYHOLDER
                                           BENEFITS        ACCOUNT BALANCES        FUNDS
                                      -----------------   -----------------   ---------------
                                                            DECEMBER 31,
                                      -------------------------------------------------------
                                        2009      2008      2009      2008     2009     2008
                                      -------   -------   -------   -------   ------   ------
                                                           (IN MILLIONS)
Retirement Products.................  $ 1,435   $ 1,215   $21,059   $18,905   $   19   $   30
Corporate Benefit Funding...........   12,697    12,043     9,393    12,553        5        5
Insurance Products..................    2,391     2,123     6,052     5,531    1,997    1,848
Corporate & Other...................    5,098     4,832       938       186      276      202
                                      -------   -------   -------   -------   ------   ------
  Total.............................  $21,621   $20,213   $37,442   $37,175   $2,297   $2,085
                                      =======   =======   =======   =======   ======   ======



     See Note 8 for discussion of affiliated reinsurance liabilities included in the table above.

  VALUE OF DISTRIBUTION AGREEMENTS AND CUSTOMER RELATIONSHIPS ACQUIRED

     Information regarding the VODA and VOCRA, which are reported in other assets, is as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                            2009      2008      2007
                                                            ----      ----      ----
                                                                  (IN MILLIONS)
Balance at January 1,.....................................  $224      $232      $237
Amortization..............................................    (9)       (8)       (5)
                                                            ----      ----      ----
Balance at December 31,...................................  $215      $224      $232
                                                            ====      ====      ====



     The estimated future amortization expense allocated to other expenses for the next five years for VODA and VOCRA is $11 million in 2010, $13 million in 2011, $15 million in 2012, $16 million in 2013 and $17 million in 2014.

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                            2009      2008      2007
                                                            ----      ----      ----
                                                                  (IN MILLIONS)
Balance at January 1,.....................................  $422      $403      $330
Capitalization............................................   124       111       124
Amortization..............................................   (53)      (92)      (51)
                                                            ----      ----      ----
Balance at December 31,...................................  $493      $422      $403
                                                            ====      ====      ====



  SEPARATE ACCOUNTS

     Separate account assets and liabilities consist of pass-through separate accounts totaling $49.4 billion and $35.9 billion at December 31, 2009 and 2008, respectively, for which the policyholder assumes all investment risk.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $804 million, $893 million and $947 million for the years ended December 31, 2009, 2008 and 2007, respectively.

     For the years ended December 31, 2009, 2008 and 2007, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  OBLIGATIONS UNDER FUNDING AGREEMENTS

     The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. Dollars or foreign currencies, to an SPE that has issued debt securities for which payment of interest and principal is secured by such funding agreements. During the year ended December 31, 2009, there were no new issuances of funding agreements under this program and the Company repaid $1.3 billion of such funding agreements. During the years ended December 31, 2008 and 2007, the Company issued $54 million and $653 million, respectively, and repaid $678 million and $616 million, respectively, of such funding agreements. At December 31, 2009 and 2008, funding agreements outstanding, which are included in policyholder account balances, were $3.1 billion and $4.2 billion, respectively. During the years ended December 31, 2009, 2008 and 2007, interest credited on the funding agreements, which are included in interest credited to policyholder account balances, was $109 million, $189 million and $230 million, respectively.

     MICC is a member of the FHLB of Boston and holds $70 million of common stock of the FHLB of Boston at both December 31, 2009 and 2008, which is included in equity securities. MICC has also entered into funding agreements with the FHLB of Boston whereby MICC has issued such funding agreements in exchange for cash and for which the FHLB of Boston has been granted a blanket lien on certain MICC assets, including RMBS, to collateralize MICC's obligations under the funding agreements. MICC maintains control over these pledged assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by MICC, the FHLB of Boston's recovery on the collateral is limited to the amount of MICC's liability to the FHLB of Boston. The amount of MICC's liability for funding agreements with the FHLB of Boston was $326 million and $526 million at December 31, 2009 and 2008, respectively, which is included in policyholder account balances. In addition, at December 31, 2008, MICC had advances of $300 million from the FHLB of Boston with original maturities of less than one year and therefore, such advances are included in short-term debt. There were no such advances at December 31, 2009. These advances and the advances on these funding agreements are collateralized by mortgage-backed securities with estimated fair values of $419 million and $1,284 million at December 31, 2009 and 2008, respectively. During the years ended December 31, 2009, 2008 and 2007, interest credited on the funding agreements, which are included in interest credited to policyholder account balances, was $6 million, $15 million and $34 million, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

     Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy holder funds, is as follows:

                                                           YEARS ENDED DECEMBER
                                                                   31,
                                                          ---------------------
                                                           2009    2008    2007
                                                          -----   -----   -----
                                                              (IN MILLIONS)
Balance at January 1,...................................  $ 691   $ 612   $ 551
  Less: Reinsurance recoverables........................   (589)   (463)   (403)
                                                          -----   -----   -----
Net balance at January 1,...............................    102     149     148
                                                          -----   -----   -----

Incurred related to:
  Current year..........................................     26       8      32
  Prior years...........................................    (17)    (29)     (5)
                                                          -----   -----   -----
                                                              9     (21)     27
                                                          -----   -----   -----
Paid related to:
  Current year..........................................     (1)     (2)     (2)
  Prior years...........................................    (11)    (24)    (24)
                                                          -----   -----   -----
                                                            (12)    (26)    (26)
                                                          -----   -----   -----
Net balance at December 31,.............................     99     102     149
  Add: Reinsurance recoverables.........................    706     589     463
                                                          -----   -----   -----
Balance at December 31,.................................  $ 805   $ 691   $ 612
                                                          =====   =====   =====



     During 2009, 2008 and 2007, as a result of changes in estimates of insured events in the respective prior year, claims and claim adjustment expenses associated with prior years decreased by $17 million, $29 million and $5 million for the years ended December 31, 2009, 2008 and 2007, respectively. In all years presented, the change was due to differences between the actual benefit periods and expected benefit periods for disability contracts. In addition, 2008 and 2007 includes the change between the actual benefit period and expected benefit period for LTC contracts. See Note 8 for information on the reinsurance of LTC business.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                                    DECEMBER 31,
                                          ---------------------------------------------------------------
                                                       2009                             2008
                                          ------------------------------   ------------------------------
                                              IN THE             AT            IN THE             AT
                                          EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                          --------------   -------------   --------------   -------------
                                                                   (IN MILLIONS)
ANNUITY CONTRACTS (1)
RETURN OF NET DEPOSITS
Separate account value..................     $  15,705             N/A        $   9,721             N/A
Net amount at risk (2)..................     $   1,018 (3)         N/A        $   2,813 (3)         N/A
Average attained age of
  contractholders.......................      62 years             N/A         62 years             N/A
ANNIVERSARY CONTRACT VALUE OR MINIMUM
  RETURN
Separate account value..................     $  35,687       $  22,157        $  27,572       $  13,217
Net amount at risk (2)..................     $   5,093 (3)   $   4,158 (4)    $   9,876 (3)   $   6,323 (4)
Average attained age of
  contractholders.......................      60 years        61 years         58 years        61 years



                                                                     DECEMBER 31,
                                                              -------------------------
                                                                 2009           2008
                                                              ----------     ----------
                                                               SECONDARY      SECONDARY
                                                              GUARANTEES     GUARANTEES
                                                              ----------     ----------
                                                                    (IN MILLIONS)
UNIVERSAL AND VARIABLE LIFE CONTRACTS (1)
Account value (general and separate account)...............    $   3,805      $   2,917
Net amount at risk (2).....................................    $  58,134 (3)  $  43,237 (3)
Average attained age of policyholders......................     58 years       58 years


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current GMDB in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:

                                                                           UNIVERSAL AND
                                                                           VARIABLE LIFE
                                                                             CONTRACTS
                                                                           -------------
                                                   ANNUITY CONTRACTS
                                              --------------------------
                                              GUARANTEED     GUARANTEED
                                                 DEATH     ANNUITIZATION     SECONDARY
                                               BENEFITS       BENEFITS       GUARANTEES    TOTAL
                                              ----------   -------------   -------------   -----
                                                                 (IN MILLIONS)
DIRECT:
  Balance at January 1, 2007................     $ 24           $ 17            $ 31        $ 72
     Incurred guaranteed benefits...........       16             28              34          78
     Paid guaranteed benefits...............      (10)            --              --         (10)
                                                 ----           ----            ----        ----
  Balance at December 31, 2007..............       30             45              65         140
     Incurred guaranteed benefits...........      118            176              43         337
     Paid guaranteed benefits...............      (50)            --              --         (50)
                                                 ----           ----            ----        ----
  Balance at December 31, 2008..............       98            221             108         427
     Incurred guaranteed benefits...........       48             (6)            187         229
     Paid guaranteed benefits...............      (89)            --              --         (89)
                                                 ----           ----            ----        ----
  Balance at December 31, 2009..............     $ 57           $215            $295        $567
                                                 ====           ====            ====        ====
CEDED:
  Balance at January 1, 2007................     $ 24           $ 17            $ --        $ 41
     Incurred guaranteed benefits...........       10             --              --          10
     Paid guaranteed benefits...............       (6)            --              --          (6)
                                                 ----           ----            ----        ----
  Balance at December 31, 2007..............       28             17              --          45
     Incurred guaranteed benefits...........       94             55              --         149
     Paid guaranteed benefits...............      (36)            --              --         (36)
                                                 ----           ----            ----        ----
  Balance at December 31, 2008..............       86             72              --         158
     Incurred guaranteed benefits...........       38              2             142         182
     Paid guaranteed benefits...............      (68)            --              --         (68)
                                                 ----           ----            ----        ----
  Balance at December 31, 2009..............     $ 56           $ 74            $142        $272
                                                 ====           ====            ====        ====
NET:
  Balance at January 1, 2007................     $ --           $ --            $ 31        $ 31
     Incurred guaranteed benefits...........        6             28              34          68
     Paid guaranteed benefits...............       (4)            --              --          (4)
                                                 ----           ----            ----        ----
  Balance at December 31, 2007..............        2             28              65          95
     Incurred guaranteed benefits...........       24            121              43         188
     Paid guaranteed benefits...............      (14)            --              --         (14)
                                                 ----           ----            ----        ----
  Balance at December 31, 2008..............       12            149             108         269
     Incurred guaranteed benefits...........       10             (8)             45          47
     Paid guaranteed benefits...............      (21)            --              --         (21)
                                                 ----           ----            ----        ----
  Balance at December 31, 2009..............     $  1           $141            $153        $295
                                                 ====           ====            ====        ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                                   DECEMBER 31,
                                                                -----------------
                                                                  2009      2008
                                                                -------   -------
                                                                  (IN MILLIONS)
Fund Groupings:
  Equity......................................................  $27,202   $21,738
  Balanced....................................................   14,693     6,971
  Bond........................................................    2,682     2,280
  Money Market................................................    1,454     1,715
  Specialty...................................................      824       228
                                                                -------   -------
     Total....................................................  $46,855   $32,932
                                                                =======   =======



8.  REINSURANCE

     The Company's Insurance Products segment participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

     For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or a quota share basis. Until 2005, the Company reinsured up to 90% of the mortality risk for all new individual life insurance policies. During 2005, the Company changed its retention practices for certain individual life insurance policies. Under the new retention guidelines, the Company reinsures up to 90% of the mortality risk in excess of $1 million. Retention limits remain unchanged for other new individual life insurance policies. Policies reinsured in years prior to 2005 remain reinsured under the original reinsurance agreements. On a case by case basis, the Company may retain up to $5 million per life on single life individual policies and reinsure 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company also reinsures the risk associated with secondary death benefit guarantees on certain universal life insurance policies to an affiliate.

     For other policies within the Insurance Products segment, the Company generally retains most of the risk and only cedes particular risks on certain client arrangements.

     The Company's Retirement Products segment reinsures 100% of the living and death benefit guarantees associated with its variable annuities issued since 2006 to an affiliated reinsurer and certain portions of the living and death benefit guarantees associated with its variable annuities issued prior to 2006 to affiliated and unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also reinsures 90% of its new production of fixed annuities to an affiliated reinsurer. The Company enters into similar agreements for new or in-force business depending on market conditions.

     The Company's Corporate Benefit Funding segment has periodically engaged in reinsurance activities, as considered appropriate. The impact of these activities on the financial results of these segments has not been significant.

     The Company also reinsures, through 100% quota share reinsurance agreements, certain LTC and workers' compensation business written by the Company. These are run-off businesses which have been included within Corporate & Other.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers and periodically monitors collectibility of reinsurance balances. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which as of December 31, 2009 and 2008, were immaterial.

     The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of the Company's reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. At December 31, 2009, the Company had $2.3 billion of unsecured unaffiliated reinsurance recoverable balances.

     At December 31, 2009, the Company had $5.9 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $5.6 billion, or 95%, were with the Company's five largest unaffiliated ceded reinsurers, including $2.0 billion of which were unsecured.

     The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the effect of reinsurance is as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                           --------------------------
                                                             2009      2008     2007
                                                           -------   -------   ------
                                                                  (IN MILLIONS)
PREMIUMS:
  Direct premiums........................................  $ 1,782   $ 1,042   $  654
  Reinsurance assumed....................................       14        15       17
  Reinsurance ceded......................................     (484)     (423)    (318)
                                                           -------   -------   ------
     Net premiums........................................  $ 1,312   $   634   $  353
                                                           =======   =======   ======
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
  Direct universal life and investment-type product
     policy fees.........................................  $ 1,681   $ 1,710   $1,680
  Reinsurance assumed....................................      115       197      119
  Reinsurance ceded......................................     (416)     (529)    (388)
                                                           -------   -------   ------
     Net universal life and investment-type product
       policy fees.......................................  $ 1,380   $ 1,378   $1,411
                                                           =======   =======   ======
POLICYHOLDER BENEFITS AND CLAIMS:
  Direct policyholder benefits and claims................  $ 3,314   $ 2,775   $1,722
  Reinsurance assumed....................................       10        23       22
  Reinsurance ceded......................................   (1,259)   (1,352)    (766)
                                                           -------   -------   ------
     Net policyholder benefits and claims................  $ 2,065   $ 1,446   $  978
                                                           =======   =======   ======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the effect of reinsurance is as follows:

                                                                DECEMBER 31, 2009
                                                   -------------------------------------------
                                                    TOTAL
                                                   BALANCE                       TOTAL, NET OF
                                                    SHEET    ASSUMED    CEDED     REINSURANCE
                                                   -------   -------   -------   -------------
                                                                  (IN MILLIONS)
ASSETS:
Premiums and other receivables...................  $13,444    $   30   $13,135      $   279
Deferred policy acquisition costs and value of
  business acquired..............................    5,244       230      (414)       5,428
                                                   -------    ------   -------      -------
  Total assets...................................  $18,688    $  260   $12,721      $ 5,707
                                                   =======    ======   =======      =======
LIABILITIES:
Future policy benefits...........................  $21,621    $   80   $    --      $21,541
Policyholder account balances....................   37,442        --        --       37,442
Other policyholder funds.........................    2,297     1,393       294          610
Other liabilities................................    2,177        10     1,332          835
                                                   -------    ------   -------      -------
  Total liabilities..............................  $63,537    $1,483   $ 1,626      $60,428
                                                   =======    ======   =======      =======




                                                                DECEMBER 31, 2008
                                                   -------------------------------------------
                                                    TOTAL
                                                   BALANCE                       TOTAL, NET OF
                                                    SHEET    ASSUMED    CEDED     REINSURANCE
                                                   -------   -------   -------   -------------
                                                                  (IN MILLIONS)
ASSETS:
Premiums and other receivables...................  $12,463    $   48   $12,073      $   342
Deferred policy acquisition costs and value of
  business acquired..............................    5,440       312      (292)       5,420
                                                   -------    ------   -------      -------
  Total assets...................................  $17,903    $  360   $11,781      $ 5,762
                                                   =======    ======   =======      =======
LIABILITIES:
Future policy benefits...........................  $20,213    $   87   $    --      $20,126
Policyholder account balances....................   37,175        --       (19)      37,194
Other policyholder funds.........................    2,085     1,369       172          544
Other liabilities................................    2,604        10     1,061        1,533
                                                   -------    ------   -------      -------
  Total liabilities..............................  $62,077    $1,466   $ 1,214      $59,397
                                                   =======    ======   =======      =======



     The Company has reinsurance agreements with certain MetLife subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina ("MRSC"), Exeter Reassurance Company, Ltd., General American Life Insurance Company and MetLife Reinsurance Company of Vermont ("MRV"). The Company had a reinsurance agreement with Mitsui Sumitomo MetLife Insurance Co., Ltd., an affiliate; however, effective December 31, 2008 this arrangement was modified via a novation as explained in detail below.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the effect of affiliated reinsurance included in the consolidated statements of operations is as follows:

                                                              YEARS ENDED DECEMBER
                                                                      31,
                                                             ---------------------
                                                              2009    2008    2007
                                                             -----   -----   -----
                                                                 (IN MILLIONS)
PREMIUMS:
  Reinsurance assumed......................................  $  14   $  15   $  17
  Reinsurance ceded (1)....................................   (166)   (116)    (20)
                                                             -----   -----   -----
     Net premiums..........................................  $(152)  $(101)  $  (3)
                                                             =====   =====   =====
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
  Reinsurance assumed......................................  $ 115   $ 197   $ 119
  Reinsurance ceded (1)....................................   (168)   (278)   (166)
                                                             -----   -----   -----
     Net universal life and investment-type product policy
       fees................................................  $ (53)  $ (81)  $ (47)
                                                             =====   =====   =====
OTHER REVENUES:
  Reinsurance assumed......................................  $  --   $  --   $  --
  Reinsurance ceded........................................    477      83      85
                                                             -----   -----   -----
     Net other revenues....................................  $ 477   $  83   $  85
                                                             =====   =====   =====
POLICYHOLDER BENEFITS AND CLAIMS:
  Reinsurance assumed......................................  $   8   $  19   $  18
  Reinsurance ceded (1)....................................   (239)   (274)    (43)
                                                             -----   -----   -----
     Net policyholder benefits and claims..................  $(231)  $(255)  $ (25)
                                                             =====   =====   =====
INTEREST CREDITED TO POLICYHOLDER ACCOUNT BALANCES:
  Reinsurance assumed......................................  $  64   $  57   $  53
  Reinsurance ceded........................................    (33)    (22)     --
                                                             -----   -----   -----
     Net interest credited to policyholder account
       balances............................................  $  31   $  35   $  53
                                                             =====   =====   =====
OTHER EXPENSES:
  Reinsurance assumed......................................  $ 105   $  97   $  39
  Reinsurance ceded (1)....................................    102      76      35
                                                             -----   -----   -----
     Net other expenses....................................  $ 207   $ 173   $  74
                                                             =====   =====   =====



--------

   (1) In September 2008, MICC's parent, MetLife, completed a tax-free split-off of its majority owned subsidiary, Reinsurance Group of America, Incorporated ("RGA"). After the split-off, reinsurance transactions with RGA were no longer considered affiliated transactions. For purposes of comparison, the 2008 affiliated transactions with RGA have been removed from the presentation in the table above. Affiliated transactions with RGA at December 31, 2008 include ceded premiums, ceded fees, ceded benefits and ceded interest costs of $9 million, $36 million, $47 million and ($1) million, respectively, and at December 31, 2007 include ceded premiums, ceded fees, ceded benefits and ceded interest costs of $12 million, $50 million, $52 million and ($2) million, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the effect of affiliated reinsurance included in the consolidated balance sheets is as follows:

                                                                DECEMBER 31,
                                                    -----------------------------------
                                                          2009               2008
                                                    ----------------   ----------------
                                                    ASSUMED    CEDED   ASSUMED    CEDED
                                                    -------   ------   -------   ------
                                                               (IN MILLIONS)
ASSETS:
Premiums and other receivables....................   $   30   $7,157    $   34   $6,547
Deferred policy acquisition costs and value of
  business acquired...............................      230     (399)      312     (279)
                                                     ------   ------    ------   ------
  Total assets....................................   $  260   $6,758    $  346   $6,268
                                                     ======   ======    ======   ======
LIABILITIES:
Future policy benefits............................   $   27   $   --    $   25   $   --
Other policyholder funds..........................    1,393      284     1,368      168
Other liabilities.................................        9    1,150         8      890
                                                     ------   ------    ------   ------
  Total liabilities...............................   $1,429   $1,434    $1,401   $1,058
                                                     ======   ======    ======   ======



     The Company had assumed, under a reinsurance contract, risks related to guaranteed minimum benefit guarantees issued in connection with certain variable annuity products from a joint venture owned by an affiliate of the Company. These risks were retroceded in full to another affiliate under a retrocessional agreement resulting in no impact on net investment gains (losses). Effective December 31, 2008, the retrocession was recaptured by the Company and a novation agreement was executed whereby, the affiliated retrocessionaire assumed the business directly from the joint venture. As a result of this recapture and the related novation, the Company no longer assumes from the joint venture or cedes to the affiliate any risks related to these guaranteed minimum benefit guarantees. Upon the recapture and simultaneous novation, the embedded derivative asset of approximately $626 million associated with the retrocession was settled by transferring the embedded derivative liability associated with the assumption from the joint venture to the new reinsurer. As per the terms of the recapture and novation agreement, the amounts were offset resulting in no net gain or loss. For the years ended December 31, 2008 and 2007, net investment gains (losses) included $170 million and ($113) million, respectively, in changes in fair value of such embedded derivatives. For the years ended December 31, 2008 and 2007, $64 million and $42 million, respectively, of bifurcation fees associated with the embedded derivatives were included in net investment gains (losses).

     The Company has also ceded risks to another affiliate related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net investment gains (losses). The embedded derivatives associated with the cessions are included within premiums and other receivables and were assets of $724 million and $2,042 million at December 31, 2009 and 2008, respectively. For the years ended December 31, 2009, 2008 and 2007, net investment gains (losses) included ($1,456) million, $1,685 million, and $276 million, respectively, in changes in fair value of such embedded derivatives, as well as the associated bifurcation fees.

     Effective December 20, 2007, MLI-USA recaptured two ceded blocks of business (the "Recaptured Business") from Exeter. The Recaptured Business consisted of two blocks of universal life secondary guarantee risk, one assumed from GALIC, and the other written by MLI-USA. The recapture resulted in a pre-tax gain of $22 million for the year ended December 31, 2007. Concurrent with the recapture, the same business was ceded to MRV. The cession does not transfer risk to MRV and is therefore accounted for under the deposit method.

     Effective December 31, 2007, MLI-USA entered into a reinsurance agreement to cede two blocks of business to MRV, on a 90% coinsurance with funds withheld basis. The agreement was amended in 2009 to include policies

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


issued by MLI-USA through December 31, 2009. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheet. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and reduced the funds withheld balance by $11 million and $27 million at December 31, 2009 and 2008, respectively. The changes in fair value of the embedded derivatives, included in net investment gains (losses), were ($16) million and $27 million at December 31, 2009 and 2008, respectively. The reinsurance agreement also includes an experience refund provision, whereby some or all of the profits on the underlying reinsurance agreement are returned to MLI-USA from MRV during the first several years of the reinsurance agreement. The experience refund reduced the funds withheld by MLI-USA from MRV by $180 million and $259 million at December 31, 2009 and 2008, respectively, and are considered unearned revenue and amortized over the life of the contract using the same assumption basis as the deferred acquisition cost in the underlying policies. The amortization of the unearned revenue associated with the experience refund was $36 million and $38 million at December 31, 2009 and 2008, respectively, and is included in universal life and investment-type product policy fees in the consolidated statement of operations. At December 31, 2009 and 2008, the unearned revenue related to the experience refund was $337 million and $221 million, respectively, and is included in other policyholder funds in the consolidated balance sheet.

     The Company cedes its universal life secondary guarantee ("ULSG") risk to MRSC under certain reinsurance treaties. These treaties do not expose the Company to a reasonable possibility of a significant loss from insurance risk and are recorded using the deposit method of accounting. During 2009, the Company completed a review of various ULSG assumptions and projections including its regular annual third party assessment of these treaties and related assumptions. As a result of projected lower lapse rates and lower interest rates, the Company refined its effective yield methodology to include these updated assumptions and resultant projected cash flows. Due to the refinement of the methodology, the deposit receivable balance for these treaties was increased by $279 million, with a corresponding increase in other revenue during the year ended December 31, 2009.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. At December 31, 2009, the Company had $4.3 billion of unsecured affiliated reinsurance recoverable balances.

9.  DEBT

     Long-term -- affiliated debt and short-term debt outstanding is as follows:

                                                                    DECEMBER 31,
                                                                   -------------
                                                                   2009    2008
                                                                   ----   ------
                                                                   (IN MILLIONS)
Surplus notes, interest rate 8.595%, due 2038....................  $750   $  750
Surplus notes, interest rate 3-month LIBOR plus 1.15%, maturity
  date 2009......................................................    --      200
Surplus notes, interest rate 6-month LIBOR plus 1.80%, maturity
  date 2011......................................................   200       --
                                                                   ----   ------
Total long-term debt -- affiliated...............................   950      950
Total short-term debt............................................    --      300
                                                                   ----   ------
  Total..........................................................  $950   $1,250
                                                                   ====   ======



     On December 21, 2009, MetLife Insurance Company of Connecticut renewed the $200 million surplus note to MetLife Credit Corporation, originally issued in December 2007, with a new maturity date of December 2011, and an interest rate of 6-month LIBOR plus 1.80%.

     In April 2008, MetLife Insurance Company of Connecticut issued a surplus note with a principal amount of $750 million and an interest rate of 8.595%, to MetLife Capital Trust X, an affiliate.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     MetLife was the holder of a surplus note issued by MLI-USA in the amount of $400 million at December 31, 2007. In June 2008, with approval from the Delaware Commissioner of Insurance ("Delaware Commissioner"), MLI-USA repaid this surplus note of $400 million with accrued interest of $5 million.

     MetLife Investors Group, Inc. ("MLIG") was the holder of two surplus notes issued by MLI-USA in the amounts of $25 million and $10 million at December 31, 2007. In June 2008, with approval from the Delaware Commissioner, MLI-USA repaid these surplus notes of $25 million and $10 million.

     The aggregate maturities of long-term debt at December 31, 2009 were $200 million in 2011 and $750 million in 2038.

     Interest expense related to the Company's indebtedness, included in other expenses, was $71 million, $72 million and $33 million for the years ended December 31, 2009, 2008 and 2007, respectively.

     Payments of interest and principal on these outstanding surplus notes may be made only with the prior approval of the insurance department of the state of domicile.

  SHORT-TERM DEBT

     At December 31, 2009, the Company did not have any short-term debt. At December 31, 2008, short-term debt was $300 million, which consisted of MetLife Insurance Company of Connecticut's liability for collateralized borrowings from the FHLB of Boston with original maturities of less than one year. During the years ended December 31, 2009 and 2008, the weighed average interest rate on short-term debt was 2.70% and 2.75%, respectively. During the years ended December 31, 2009 and 2008, the average daily balance of short-term debt was $83 million and $67 million, respectively, and was outstanding for an average of 99 days and 81 days, respectively.

10.  INCOME TAX

     The provision for income tax from continuing operations is as follows:

                                                               YEARS ENDED
                                                               DECEMBER 31,
                                                           -------------------
                                                            2009   2008   2007
                                                           -----   ----   ----
                                                              (IN MILLIONS)
Current:
  Federal................................................  $  24   $(50)  $  9
  State and local........................................      1     (2)     4
  Foreign................................................     (4)    --      1
                                                           -----   ----   ----
  Subtotal...............................................     21    (52)    14
                                                           -----   ----   ----
Deferred:
  Federal................................................   (380)   260    306
  Foreign................................................     (9)    (5)   (17)
                                                           -----   ----   ----
  Subtotal...............................................   (389)   255    289
                                                           -----   ----   ----
Provision for income tax expense (benefit)...............  $(368)  $203   $303
                                                           =====   ====   ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations is as follows:

                                                                  YEARS ENDED
                                                                  DECEMBER 31,
                                                              -------------------
                                                               2009   2008   2007
                                                              -----   ----   ----
                                                                 (IN MILLIONS)
Tax provision at U.S. statutory rate........................  $(285)  $273   $365
Tax effect of:
  Tax-exempt investment income..............................    (69)   (65)   (65)
  Prior year tax............................................    (17)    (4)     9
  Foreign tax rate differential and change in valuation
     allowance..............................................      3     --     (7)
  State tax, net of federal benefit.........................     --     (1)     3
  Other, net................................................     --     --     (2)
                                                              -----   ----   ----
Provision for income tax expense (benefit)..................  $(368)  $203   $303
                                                              =====   ====   ====



     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                                    DECEMBER 31,
                                                                  ---------------
                                                                   2009     2008
                                                                  ------   ------
                                                                   (IN MILLIONS)
Deferred income tax assets:
  Benefit, reinsurance and other reserves.......................  $1,574   $1,548
  Net operating loss carryforwards..............................     111       94
  Net unrealized investment losses..............................     372    1,447
  Operating lease reserves......................................       4        8
  Capital loss carryforwards....................................     423      269
  Investments, including derivatives............................     304       --
  Tax credit carryforwards......................................     102       45
  Other.........................................................      16       24
                                                                  ------   ------
                                                                   2,906    3,435
                                                                  ------   ------
Deferred income tax liabilities:
  Investments, including derivatives............................      --      113
  DAC and VOBA..................................................   1,748    1,479
  Other.........................................................      11       --
                                                                  ------   ------
                                                                   1,759    1,592
                                                                  ------   ------
Net deferred income tax asset...................................  $1,147   $1,843
                                                                  ======   ======



     Domestic net operating loss carryforwards amount to $189 million at December 31, 2009 and will expire beginning in 2025. Foreign net operating loss carryforwards amount to $168 million at December 31, 2009 with indefinite expiration. Capital loss carryforwards amount to $1,209 million at December 31, 2009 and will expire beginning in 2010. Tax credit carryforwards amount to $102 million at December 31, 2009 and will expire beginning in 2017.

     The Company has not established a valuation allowance against the deferred tax asset of $372 million recognized in connection with unrealized losses at December 31, 2009. A valuation allowance was not considered

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


necessary based upon the Company's intent and ability to hold such securities until their recovery or maturity and the existence of tax-planning strategies that include sources of future taxable income against which such losses could be offset.

     The Company will file a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns. Under this tax allocation agreement, the federal income tax will be allocated between the companies on a separate return basis and adjusted for credits and other amounts required by such tax allocation agreement.

     Pursuant to Internal Revenue Service ("IRS") rules, the Company is excluded from MetLife's life/non-life consolidated federal tax return for the five years subsequent to MetLife's July 2005 acquisition of the Company. In 2011, the Company is expected to join the consolidated return and become a party to the MetLife tax sharing agreement. Accordingly, the Company's losses will be eligible to be included in the consolidated return and the resulting tax savings to MetLife will generate a payment to the Company for the losses used.

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2005 and is no longer subject to foreign income tax examinations for the years prior to 2006. The IRS exam of the next audit cycle, covering the 2005 tax year, is expected to begin in early 2010.

     The Company classifies interest accrued related to unrecognized tax benefits in interest expense, while penalties are included within income tax expense.

     At December 31, 2007, the Company's total amount of unrecognized tax benefits was $53 million and there were no amounts of unrecognized tax benefits that would affect the effective tax rate, if recognized. The total amount of unrecognized tax benefits decreased by $11 million from January 1, 2007 primarily due to a settlement reached with the IRS with respect to a post-sale purchase price adjustment. As a result of the settlement, an item within the liability for unrecognized tax benefits in the amount of $6 million, was reclassified to deferred income tax payable.

     At December 31, 2009 and 2008, the Company's total amount of unrecognized tax benefits was $44 million and $48 million, respectively, and there were no amounts of unrecognized tax benefits that would affect the effective tax rate, if recognized.

     The Company does not anticipate any material change in the total amount of unrecognized tax benefits over the ensuing 12 month period.

     A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2009      2008      2007
                                                              ----      ----      ----
                                                                    (IN MILLIONS)
Balance at beginning of the period..........................   $48       $53       $64
Additions for tax positions of prior years..................     2        --        --
Reductions for tax positions of prior years.................    --        --        (2)
Additions for tax positions of current year.................    --         2         5
Reductions for tax positions of current year................    (6)       (7)       (8)
Settlements with tax authorities............................    --        --        (6)
                                                               ---       ---       ---
Balance at end of the period................................   $44       $48       $53
                                                               ===       ===       ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     During the year ended December 31, 2007, the Company recognized $2 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2007, the Company had $3 million of accrued interest associated with the liability for unrecognized tax benefits, an increase of $2 million from January 1, 2007.

     During the year ended December 31, 2008, the Company recognized $1 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2008, the Company had $4 million of accrued interest associated with the liability for unrecognized tax benefits, an increase of $1 million from December 31, 2007.

     During the year ended December 31, 2009, the Company recognized less than $1 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2009, the Company had $4 million of accrued interest associated with the liability for unrecognized tax benefits.

     The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2009 and 2008, the Company recognized an income tax benefit of $68 million and $64 million, respectively, related to the separate account DRD. The 2009 benefit included a benefit of $16 million related to a true-up of the prior year tax return.

11.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


and financial personnel. Estimates of possible losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2009.

     The Company has faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to vigorously defend against the claims in all pending matters. Some sales practices claims have been resolved through settlement. Other sales practices claims have been won by dispositive motions or have gone to trial. Most of the current cases seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future.

     Travelers Ins. Co., et al. v. Banc of America Securities LLC (S.D.N.Y., filed December 13, 2001). On January 6, 2009, after a jury trial, the district court entered a judgment in favor of The Travelers Insurance Company, now known as MetLife Insurance Company of Connecticut, in the amount of approximately $42 million in connection with securities and common law claims against the defendant. On May 14, 2009, the district court issued an opinion and order denying the defendant's post judgment motion seeking a judgment in its favor or, in the alternative, a new trial. On June 3, 2009, the defendant filed a notice of appeal from the January 6, 2009 judgment and the May 14, 2009 opinion and order. As it is possible that the judgment could be affected during appellate practice, and the Company has not collected any portion of the judgment, the Company has not recognized any award amount in its consolidated financial statements.

     A former Tower Square Securities financial services representative is alleged to have misappropriated funds from 40 customers. The Illinois Securities Division, the U.S. Postal Inspector, the IRS, FINRA and the U.S. Attorney's Office are conducting inquiries.

     Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments are as follows:

                                                                       DECEMBER
                                                                         31,
                                                                     -----------
                                                                     2009   2008
                                                                     ----   ----
                                                                         (IN
                                                                      MILLIONS)
Other Assets:
  Premium tax offset for future undiscounted assessments...........   $ 8    $ 6
  Premium tax offsets currently available for paid assessments.....     1      1
                                                                      ---    ---
                                                                      $ 9    $ 7
                                                                      ===    ===
Other Liabilities:
  Insolvency assessments...........................................   $13    $10
                                                                      ===    ===



     Assessments levied against the Company were $1 million, less than $1 million and less than $1 million for the years ended December 31, 2009, 2008 and 2007, respectively.

COMMITMENTS

  LEASES

     The Company, as lessee, has entered into lease agreements for office space. Future sublease income is projected to be insignificant. Future minimum rental income and minimum gross rental payments relating to these lease agreements are as follows:

                                                                            GROSS
                                                                 RENTAL    RENTAL
                                                                 INCOME   PAYMENTS
                                                                 ------   --------
                                                                   (IN MILLIONS)
2010...........................................................    $ 3       $ 6
2011...........................................................    $ 3       $ 6
2012...........................................................    $ 3       $--
2013...........................................................    $ 3       $--
2014...........................................................    $ 3       $--
Thereafter.....................................................    $73       $--


  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $1.5 billion and $1.6 billion at December 31, 2009 and 2008, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $131 million and $231 million at December 31, 2009 and 2008, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  COMMITMENTS TO FUND BANK CREDIT FACILITIES AND PRIVATE CORPORATE BOND INVESTMENTS

     The Company commits to lend funds under bank credit facilities and private corporate bond investments. The amounts of these unfunded commitments were $445 million and $332 million at December 31, 2009 and 2008, respectively.

  OTHER COMMITMENTS

     The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2009 and 2008, the Company had agreed to fund up to $126 million and $135 million, respectively, of cash upon the request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $158 million and $160 million, respectively, to custody accounts to secure the notes. Each of these affiliates is permitted by contract to sell or repledge this collateral.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, such as in the case of MetLife International Insurance Company, Ltd. ("MLII"), a former affiliate, discussed below, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

     The Company has provided a guarantee on behalf of MLII that is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in-force, representing the maximum potential obligation under this guarantee, was $322 million and $347 million at December 31, 2009 and 2008, respectively. The Company does not hold any collateral related to this guarantee, but has a recorded liability of $1 million that was based on the total account value of the guaranteed policies plus the amounts retained per policy at both December 31, 2009 and 2008. The remainder of the risk was ceded to external reinsurers.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

12.  EQUITY

  COMMON STOCK

     The Company has 40,000,000 authorized shares of common stock, 34,595,317 shares of which are outstanding at both December 31, 2009 and 2008. Of such outstanding shares, 30,000,000 shares are owned directly by MetLife and the remaining shares are owned by MLIG.

  STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the NAIC. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. MetLife Insurance Company of Connecticut and MLI-USA each exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Connecticut Insurance Department and the Delaware Department of Insurance have adopted Statutory Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in Connecticut and Delaware, respectively. Modifications by the various state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of MetLife Insurance Company of Connecticut and MLI-USA.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance contracts and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

     Statutory net income of MetLife Insurance Company of Connecticut, a Connecticut domiciled insurer, was $81 million, $242 million and $1,101 million for the years ended December 31, 2009, 2008 and 2007, respectively. Statutory capital and surplus, as filed with the Connecticut Insurance Department, was $4.9 billion and $5.5 billion at December 31, 2009 and 2008, respectively.

     Statutory net loss of MLI-USA, a Delaware domiciled insurer, was $24 million, $482 million and $1,106 million for the years ended December 31, 2009, 2008 and 2007, respectively. Statutory capital and surplus, as filed with the Delaware Insurance Department, was $1,406 million and $761 million at December 31, 2009 and 2008, respectively.

  DIVIDEND RESTRICTIONS

     Under Connecticut State Insurance Law, MetLife Insurance Company of Connecticut is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to its stockholders as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. MetLife Insurance Company of Connecticut

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


will be permitted to pay a dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance (the "Connecticut Commissioner") and the Connecticut Commissioner does not disapprove the payment within 30 days after notice. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Connecticut Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. During the year ended December 31, 2009, MetLife Insurance Company of Connecticut did not pay a dividend to its stockholders. During the years ended December 31, 2008 and 2007, MetLife Insurance Company of Connecticut paid a dividend of $500 million and $690 million, respectively. Of the $690 million, $404 million was a return of capital as approved by the insurance regulator. The maximum amount of dividends which MetLife Insurance Company of Connecticut may pay to its stockholders in 2010 without prior regulatory approval is $659 million.

     Under Delaware State Insurance Law, MLI-USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to its parent as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or
(ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). MLI-USA will be permitted to pay a dividend to MetLife Insurance Company of Connecticut in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as unassigned funds) as of the last filed annual statutory statement requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the years ended December 31, 2009, 2008 and 2007, MLI-USA did not pay dividends to MetLife Insurance Company of Connecticut. Because MLI-USA's statutory unassigned funds was negative as of December 31, 2009, MLI-USA cannot pay any dividends in 2010 without prior regulatory approval.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2009, 2008 and 2007 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                            YEARS ENDED DECEMBER 31,
                                                           -------------------------
                                                             2009      2008     2007
                                                           -------   -------   -----
                                                                 (IN MILLIONS)
Holding gains (losses) on investments arising during the
  year...................................................  $ 3,365   $(5,022)  $(358)
Income tax effect of holding gains (losses)..............   (1,174)    1,760     122
Reclassification adjustments:
  Recognized holding (gains) losses included in current
     year income.........................................      588       674     260
  Amortization of premiums and accretion of discounts
     associated with investments.........................      (83)      (48)     --
  Income tax effect......................................     (176)     (220)    (88)
Allocation of holding (gains) losses on investments
  relating to other policyholder amounts.................     (755)      823      27
Income tax effect of allocation of holding (gains) losses
  to other policyholder amounts..........................      263      (288)    (10)
                                                           -------   -------   -----
Net unrealized investment gains (losses), net of income
  tax....................................................    2,028    (2,321)    (47)
Foreign currency translation adjustment, net of income
  tax....................................................       45      (166)     12
                                                           -------   -------   -----
Other comprehensive income (loss), excluding cumulative
  effect of change in accounting principle...............    2,073    (2,487)    (35)
Cumulative effect of change in accounting principle, net
  of income tax of $12 million, effective April 1, 2009
  (See Note 1)...........................................      (22)       --      --
                                                           -------   -------   -----
Other comprehensive income (loss)........................  $ 2,051   $(2,487)  $ (35)
                                                           =======   =======   =====



13.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                             2009     2008     2007
                                                            ------   ------   ------
                                                                  (IN MILLIONS)
Compensation..............................................  $  148   $  118   $  121
Commissions...............................................     794      733      633
Interest and debt issue costs.............................      72       74       35
Affiliated interest costs on ceded reinsurance............     107       96       31
Amortization of DAC and VOBA..............................     294    1,163      740
Capitalization of DAC.....................................    (851)    (835)    (682)
Rent......................................................       4        4        5
Insurance tax.............................................      45       38       44
Other.....................................................     594      542      519
                                                            ------   ------   ------
Total other expenses......................................  $1,207   $1,933   $1,446
                                                            ======   ======   ======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Interest and Debt Issue Costs

     Interest and debt issue costs include interest expense on debt (see Note 9) and interest on tax audits.

  Amortization and Capitalization of DAC and VOBA

     See Note 5 for deferred acquisition costs by segment and a rollforward of deferred acquisition costs including impacts of amortization and capitalization.

  Affiliated Expenses

     Commissions, amortization of DAC and capitalization of DAC include the impact of affiliated reinsurance transactions.

     See Notes 8, 9 and 16 for discussion of affiliated expenses included in the table above.

14.  BUSINESS SEGMENT INFORMATION

     As described in Note 1, during 2009, the Company realigned its former institutional and individual businesses into three operating segments:
Retirement Products, Corporate Benefit Funding and Insurance Products segments. In addition, the Company reports certain of its operations in Corporate & Other.

     Retirement Products offers asset accumulation and income products, including a wide variety of annuities. Corporate Benefit Funding offers pension risk solutions, structured settlements, stable value & investment products and other benefit funding products. Insurance Products offers a broad range of protection products and services to individuals, corporations and other institutions, and is organized into two distinct businesses: Individual Life and Non-Medical Health. Individual Life includes variable life, universal life, term life and whole life insurance products. Non-Medical Health includes individual disability insurance products.

     Corporate & Other contains the excess capital not allocated to the business segments, various domestic and international start-up entities and run-off business, the Company's ancillary international operations, interest expense related to the majority of the Company's outstanding debt and expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts, which generally relate to intersegment loans, which bear interest rates commensurate with related borrowings.

     Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP accounting guidance for segment reporting, it is the Company's measure of segment performance reported below. Operating earnings is not determined in accordance with GAAP and should not be viewed as a substitute for GAAP income
(loss) from continuing operations, net of income tax. However, the Company believes the presentation of operating earnings herein as we measure it for management purposes enhances the understanding of segment performance by highlighting the results from operations and the underlying profitability drivers of the businesses.

     Operating earnings is defined as operating revenues less operating expenses, net of income tax.

     Operating revenues is defined as GAAP revenues (i) less net investment gains (losses), (ii) less amortization of unearned revenue related to net investment gains (losses), (iii) plus scheduled periodic settlement payments on derivative instruments that are hedges of investments but do not qualify for hedge accounting treatment, (iv) plus income from discontinued real estate operations, if applicable, and (v) plus, for operating joint ventures reported under the equity method of accounting, the aforementioned adjustments and those identified in the definition of operating expenses, net of income tax, if applicable to these joint ventures.

     Operating expenses is defined as GAAP expenses (i) less changes in experience-rated contractholder liabilities due to asset value fluctuations,
(ii) less costs related to business combinations (since January 1, 2009), (iii) less

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


amortization of DAC and VOBA related to net investment gains (losses) and (iv) plus scheduled periodic settlement payments on derivative instruments that are hedges of policyholder account balances but do not qualify for hedge accounting treatment.

     Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other for the years ended December 31, 2009, 2008 and 2007 and at December 31, 2009 and 2008. The accounting policies of the segments are the same as those of the Company, except for the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation. Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife's businesses. As a part of the economic capital process, a portion of net investment income is credited to the segments based on the level of allocated equity.

                                                   OPERATING EARNINGS
                                --------------------------------------------------------
                                             CORPORATE
                                RETIREMENT    BENEFIT    INSURANCE   CORPORATE                               TOTAL
YEAR ENDED DECEMBER 31, 2009:    PRODUCTS     FUNDING     PRODUCTS    & OTHER     TOTAL    ADJUSTMENTS   CONSOLIDATED
-----------------------------   ----------   ---------   ---------   ---------   -------   -----------   ------------
                                                                    (IN MILLIONS)
REVENUES
Premiums......................    $  339       $  849      $  124      $  --     $ 1,312     $    --        $ 1,312
Universal life and investment-
  type product policy fees....       748           29         618          5       1,400         (20)         1,380
Net investment income.........       884        1,061         381         40       2,366         (31)         2,335
Other revenues................       264            6         328         --         598          --            598
Net investment gains
  (losses)....................        --           --          --         --          --      (1,866)        (1,866)
                                  ------       ------      ------      -----     -------     -------        -------
  Total revenues..............     2,235        1,945       1,451         45       5,676      (1,917)         3,759
                                  ------       ------      ------      -----     -------     -------        -------
BENEFITS AND EXPENSES
Policyholder benefits and
  claims......................       420        1,360         223          1       2,004          61          2,065
Interest credited to
  policyholder account
  balances....................       741          265         243         91       1,340         (39)         1,301
Capitalization of DAC.........      (528)          (2)       (285)       (36)       (851)         --           (851)
Amortization of DAC and VOBA..       329            3         271          2         605        (311)           294
Interest expense..............        --            2          --         69          71          --             71
Other expenses................       928           34         648         84       1,694          (1)         1,693
                                  ------       ------      ------      -----     -------     -------        -------
  Total benefits and
     expenses.................     1,890        1,662       1,100        211       4,863        (290)         4,573
                                  ------       ------      ------      -----     -------     -------        -------
Provision for income tax
  expense (benefit)...........       121           97         123       (138)        203        (571)          (368)
                                  ------       ------      ------      -----     -------                    -------
OPERATING EARNINGS............    $  224       $  186      $  228      $ (28)        610
                                  ======       ======      ======      =====
Adjustments to:
  Total revenues..............................................................    (1,917)
  Total benefits and expenses.................................................       290
  Provision for income tax (expense) benefit..................................       571
                                                                                 -------
INCOME (LOSS) FROM CONTINUING OPERATIONS, NET OF INCOME TAX...................   $  (446)                   $  (446)
                                                                                 =======                    =======




                                             CORPORATE
                                RETIREMENT    BENEFIT    INSURANCE   CORPORATE
AT DECEMBER 31, 2009:            PRODUCTS     FUNDING     PRODUCTS    & OTHER      TOTAL
---------------------           ----------   ---------   ---------   ---------   --------
                                                      (IN MILLIONS)
Total assets..................    $73,840     $28,046     $13,647     $12,156    $127,689
Separate account assets.......    $47,000     $ 1,502     $   947     $    --    $ 49,449
Separate account liabilities..    $47,000     $ 1,502     $   947     $    --    $ 49,449

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                    OPERATING EARNINGS
                                 -------------------------------------------------------
                                              CORPORATE
                                 RETIREMENT    BENEFIT    INSURANCE   CORPORATE                              TOTAL
YEAR ENDED DECEMBER 31, 2008:     PRODUCTS     FUNDING     PRODUCTS    & OTHER     TOTAL   ADJUSTMENTS   CONSOLIDATED
-----------------------------    ----------   ---------   ---------   ---------   ------   -----------   ------------
                                                                     (IN MILLIONS)
REVENUES
Premiums.......................    $  118       $  415      $   90       $ 11     $  634       $ --         $  634
Universal life and investment-
  type product policy fees.....       831           41         486          3      1,361         17          1,378
Net investment income..........       788        1,334         337         59      2,518        (24)         2,494
Other revenues.................       160            9          55          6        230         --            230
Net investment gains (losses)..        --           --          --         --         --        549            549
                                   ------       ------      ------       ----     ------       ----         ------
  Total revenues...............     1,897        1,799         968         79      4,743        542          5,285
                                   ------       ------      ------       ----     ------       ----         ------
BENEFITS AND EXPENSES
Policyholder benefits and
  claims.......................       384          893         193         29      1,499        (53)         1,446
Interest credited to
  policyholder account
  balances.....................       479          430         223        (21)     1,111         19          1,130
Capitalization of DAC..........      (474)          (5)       (347)        (9)      (835)        --           (835)
Amortization of DAC and VOBA...       640           13         283          2        938        225          1,163
Interest expense...............         1            2          --         69         72         --             72
Other expenses.................       769           36         683         45      1,533         --          1,533
                                   ------       ------      ------       ----     ------       ----         ------
  Total benefits and expenses..     1,799        1,369       1,035        115      4,318        191          4,509
                                   ------       ------      ------       ----     ------       ----         ------
Provision for income tax
  expense (benefit)............        34          150         (24)       (79)        81        122            203
                                   ------       ------      ------       ----     ------                    ------
OPERATING EARNINGS.............    $   64       $  280      $  (43)      $ 43        344
                                   ======       ======      ======       ====
Adjustments to:
  Total revenues...............................................................      542
  Total benefits and expenses..................................................     (191)
  Provision for income tax (expense) benefit...................................     (122)
                                                                                  ------
INCOME (LOSS) FROM CONTINUING OPERATIONS, NET OF INCOME TAX....................   $  573                    $  573
                                                                                  ======                    ======




                                             CORPORATE
                                RETIREMENT    BENEFIT    INSURANCE   CORPORATE
AT DECEMBER 31, 2008:            PRODUCTS     FUNDING     PRODUCTS    & OTHER      TOTAL
---------------------           ----------   ---------   ---------   ---------   --------
                                                      (IN MILLIONS)
Total assets..................    $57,743     $28,796     $12,217     $13,268    $112,024
Separate account assets.......    $33,763     $ 1,398     $   731     $    --    $ 35,892
Separate account liabilities..    $33,763     $ 1,398     $   731     $    --    $ 35,892

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                    OPERATING EARNINGS
                                 -------------------------------------------------------
                                              CORPORATE
                                 RETIREMENT    BENEFIT    INSURANCE   CORPORATE                              TOTAL
YEAR ENDED DECEMBER 31, 2007:     PRODUCTS     FUNDING     PRODUCTS    & OTHER     TOTAL   ADJUSTMENTS   CONSOLIDATED
-----------------------------    ----------   ---------   ---------   ---------   ------   -----------   ------------
                                                              (IN MILLIONS)
REVENUES
Premiums.......................    $  136       $   25      $  168       $ 24     $  353      $  --         $  353
Universal life and investment-
  type product policy fees.....       885           39         496          2      1,422        (11)         1,411
Net investment income..........       801        1,528         320        293      2,942        (49)         2,893
Other revenues.................       173           14          64         --        251         --            251
Net investment gains (losses)..        --           --          --         --         --       (142)          (142)
                                   ------       ------      ------       ----     ------      -----         ------
  Total revenues...............     1,995        1,606       1,048        319      4,968       (202)         4,766
                                   ------       ------      ------       ----     ------      -----         ------
BENEFITS AND EXPENSES
Policyholder benefits and
  claims.......................       239          492         239         33      1,003        (25)           978
Interest credited to
  policyholder account
  balances.....................       447          604         214         --      1,265         34          1,299
Capitalization of DAC..........      (493)          (8)       (179)        (2)      (682)        --           (682)
Amortization of DAC and VOBA...       475           23         214         --        712         28            740
Interest expense...............         2           --           1         30         33         --             33
Other expenses.................       798           33         485         39      1,355         --          1,355
                                   ------       ------      ------       ----     ------      -----         ------
  Total benefits and expenses..     1,468        1,144         974        100      3,686         37          3,723
                                   ------       ------      ------       ----     ------      -----         ------
Provision for income tax
  expense (benefit)............       187          158          27         17        389        (86)           303
                                   ------       ------      ------       ----     ------                    ------
OPERATING EARNINGS.............    $  340       $  304      $   47       $202        893
                                   ======       ======      ======       ====
Adjustments to:
  Total revenues...............................................................     (202)
  Total benefits and expenses..................................................      (37)
  Provision for income tax (expense) benefit...................................       86
                                                                                  ------
INCOME (LOSS) FROM CONTINUING OPERATIONS, NET OF INCOME TAX....................   $  740                    $  740
                                                                                  ======                    ======



     Net investment income and net investment gains (losses) are based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

     Revenues derived from any customer did not exceed 10% of consolidated revenues for the years ended December 31, 2009, 2008 and 2007. Revenues from U.S. operations were $2.9 billion and $4.9 billion for the years ended December 31, 2009 and 2008, respectively, which represented 76% and 92%, respectively, of consolidated revenues. Substantially all of the Company's revenue originated in the U.S. for the year ended December 31, 2007.

15.  DISCONTINUED OPERATIONS

     The Company actively manages its real estate portfolio with the objective of maximizing earnings through selective acquisitions and dispositions. Income related to real estate classified as held-for-sale or sold is presented in discontinued operations. These assets are carried at the lower of depreciated cost or estimated fair value less expected disposition costs.

     The Company did not have any discontinued operations for either of the years ended December 31, 2009 or 2008. In the Corporate Benefit Funding segment, the Company had net investment income of $1 million, net investment gains of $5 million and income tax of $2 million related to discontinued operations, resulting in income from discontinued operations of $4 million, net of income tax, for the year ended December 31, 2007.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

16.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     The Company has entered into a master service agreement with MLIC which provides administrative, accounting, legal and similar services to the Company. MLIC charged the Company $338 million, $256 million and $271 million, included in other expenses, for services performed under the master service agreement for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company has entered into a service agreement with MetLife Group, Inc. ("MetLife Group"), a wholly owned subsidiary of MetLife, under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $113 million, $108 million and $107 million, included in other expenses, for services performed under the service agreement for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company has entered into marketing agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on the Company's behalf, insurance products through authorized retailers. The Company agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Distributors charged the Company $149 million, $148 million and $117 million, included in other expenses, for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company has entered into a distribution service agreement with MetLife Investors Distribution Company ("MDC"), in which MDC agrees to sell, on the Company's behalf, insurance products through authorized retailers. The Company agrees to compensate MDC for the sale and servicing of such insurance products in accordance with the terms of the agreement. MDC charged the Company $499 million, $442 million and $517 million, included in other expenses, for the years ended December 31, 2009, 2008 and 2007, respectively. In addition, the Company has entered into service agreements with MDC, in which the Company agrees to provide certain administrative services to MDC. MDC agrees to compensate the Company for the administrative services provided in accordance with the terms of the agreements. The Company received fee revenue of $71 million, $65 million and $62 million, included in other revenues, for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company has entered into a global service agreement with MetLife Services and Solutions, LLC ("MetLife Services") which provides financial control and reporting processes, as well as procurement services to support the activities of the Company. MetLife Services charged the Company $1 million included in other expenses, for services performed under the global service agreement for both years ended December 31, 2009 and 2008. The Company did not incur any such expenses for the year ended December 31, 2007.

     The Company has entered into an investment service agreement with several affiliates ("Advisors"), in which the Advisors provide investment advisory and administrative services to registered investment companies which serve as investment vehicles for certain insurance contracts issued by the Company. Under the terms of the agreement, the net profit or loss of the Advisors is allocated to the Company resulting in revenue of $85 million, $91 million and $90 million included in universal life and investment-type product policy fees, for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company had net receivables from affiliates of $46 million and $92 million at December 31, 2009 and 2008, respectively, related to the items discussed above. These amounts exclude affiliated reinsurance balances discussed in Note 8. See Notes 2, 8 and 9 for additional related party transactions.

17.  SUBSEQUENT EVENT

     The Company evaluated the recognition and disclosure of subsequent events for its December 31, 2009 consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE I

                     CONSOLIDATED SUMMARY OF INVESTMENTS --
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2009

                                  (IN MILLIONS)

                                                                     ESTIMATED      AMOUNT AT
                                                      COST OR           FAIR     WHICH SHOWN ON
TYPE OF INVESTMENTS                             AMORTIZED COST (1)     VALUE      BALANCE SHEET
----------------------------------------------  ------------------   ---------   --------------
Fixed maturity securities:
  Bonds:
     U.S. Treasury and agency securities......        $ 6,503         $ 6,257        $ 6,257
     Foreign government securities............            608             645            645
     Public utilities.........................          2,380           2,396          2,396
     State and political subdivision
       securities.............................          1,291           1,179          1,179
     All other corporate bonds................         19,186          19,230         19,230
                                                      -------         -------        -------
       Total bonds............................         29,968          29,707         29,707
  Mortgage-backed and asset-backed
     securities...............................         11,143          10,458         10,458
  Redeemable preferred stock..................          1,324           1,110          1,110
                                                      -------         -------        -------
     Total fixed maturity securities..........         42,435          41,275         41,275
                                                      -------         -------        -------
Trading securities............................            868             938            938
                                                      -------         -------        -------
Equity securities:
  Non-redeemable preferred stock..............            351             306            306
Common stock:
  Industrial, miscellaneous and all other.....            143             153            153
                                                      -------         -------        -------
     Total equity securities..................            494             459            459
                                                      -------         -------        -------
Mortgage loans................................          4,748                          4,748
Policy loans..................................          1,189                          1,189
Real estate and real estate joint ventures....            445                            445
Other limited partnership interests...........          1,236                          1,236
Short-term investments........................          1,775                          1,775
Other invested assets.........................          1,498                          1,498
                                                      -------                        -------
     Total investments........................        $54,688                        $53,563
                                                      =======                        =======



--------

   (1) The Company's trading securities portfolio is mainly comprised of fixed maturity and equity securities. Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests cost represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

                  CONDENSED FINANCIAL INFORMATION OF REGISTRANT
                           DECEMBER 31, 2009 AND 2008

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                   2009      2008
                                                                 -------   -------
CONDENSED BALANCE SHEETS
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $33,325 and $34,567,
     respectively).............................................  $32,132   $30,172
  Equity securities available-for-sale, at estimated fair value
     (cost: $484 and $662, respectively).......................      448       467
  Trading securities, at estimated fair value (cost: $0 and
     $50, respectively)........................................       --        50
  Mortgage loans (net of valuation allowances of $52 and $19,
     respectively).............................................    4,122     4,060
  Policy loans.................................................    1,139     1,151
  Real estate and real estate joint ventures...................      278       367
  Other limited partnership interests..........................      925       947
  Short-term investments.......................................      923     1,539
  Investment in subsidiaries...................................    4,131     3,411
  Other invested assets........................................    1,467     2,136
                                                                 -------   -------
     Total investments.........................................   45,565    44,300
Cash and cash equivalents......................................    1,817     4,753
Accrued investment income......................................      397       421
Premiums and other receivables.................................    5,827     5,501
Receivables from subsidiaries..................................      627       348
Deferred policy acquisition costs and value of business
  acquired.....................................................    2,640     3,344
Deferred income tax assets.....................................    1,513     2,272
Goodwill.......................................................      885       885
Other assets...................................................      162       167
Separate account assets........................................   19,491    17,375
                                                                 -------   -------
     Total assets..............................................  $78,924   $79,366
                                                                 =======   =======
LIABILITIES AND STOCKHOLDERS' EQUITY
LIABILITIES
Future policy benefits.........................................  $19,036   $18,993
Policyholder account balances..................................   26,127    28,283
Other policyholder funds.......................................      466       415
Payables for collateral under securities loaned and other
  transactions.................................................    5,562     6,983
Short-term debt................................................       --       300
Long-term debt -- affiliated...................................      950       950
Current income tax payable.....................................        7        64
Other liabilities..............................................      724     1,069
Separate account liabilities...................................   19,491    17,375
                                                                 -------   -------
     Total liabilities.........................................   72,363    74,432
                                                                 -------   -------
STOCKHOLDERS' EQUITY
Common stock, par value $2.50 per share; 40,000,000 shares
  authorized; 34,595,317 shares issued and outstanding at
  December 31, 2009 and 2008, respectively.....................       86        86
Additional paid-in capital.....................................    6,719     6,719
Retained earnings..............................................      541       965
Accumulated other comprehensive loss...........................     (785)   (2,836)
                                                                 -------   -------
     Total stockholders' equity................................    6,561     4,934
                                                                 -------   -------
     Total liabilities and stockholders' equity................  $78,924   $79,366
                                                                 =======   =======




         See accompanying notes to the condensed financial information.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

          CONDENSED FINANCIAL INFORMATION OF REGISTRANT -- (CONTINUED)
              FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)

                                                             2009     2008     2007
                                                           -------   ------   ------
CONDENSED STATEMENTS OF OPERATIONS
REVENUES
Premiums.................................................  $   141   $  110   $  177
Universal life and investment-type product policy fees...      631      741      841
Net investment income....................................    1,895    2,226    2,588
Equity in earnings from subsidiaries.....................     (316)     278      248
Other income.............................................      328       60       66
Net investment gains (losses):
  Other-than-temporary impairments on fixed maturity
     securities..........................................     (534)    (386)     (28)
  Other-than-temporary impairments on fixed maturity
     securities transferred to other comprehensive loss..      160       --       --
  Other net investment gains (losses), net...............     (823)     207     (317)
                                                           -------   ------   ------
     Total net investment gains (losses).................   (1,197)    (179)    (345)
                                                           -------   ------   ------
       Total revenues....................................    1,482    3,236    3,575
                                                           -------   ------   ------
EXPENSES
Policyholder benefits and claims.........................      801      682      741
Interest credited to policyholder account balances.......      801      896    1,057
Other expenses...........................................      494    1,006      796
                                                           -------   ------   ------
       Total expenses....................................    2,096    2,584    2,594
                                                           -------   ------   ------
Income (loss) from continuing operations before provision
  for income tax.........................................     (614)     652      981
Provision for income tax expense (benefit)...............     (168)      79      241
                                                           -------   ------   ------
Income (loss) from continuing operations.................     (446)     573      740
Income (loss) from discontinued operations, net of income
  tax....................................................       --       --        4
                                                           -------   ------   ------
Net income (loss)........................................  $  (446)  $  573   $  744
                                                           =======   ======   ======




         See accompanying notes to the condensed financial information.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

          CONDENSED FINANCIAL INFORMATION OF REGISTRANT -- (CONTINUED)
              FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)

                                                          2009       2008       2007
                                                        --------   --------   --------
CONDENSED STATEMENTS OF CASH FLOWS
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash provided by operating activities.............  $    993   $    856   $  2,333
                                                        --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
Sales, maturities and repayments of:
  Fixed maturity securities...........................    10,125     18,221     19,995
  Equity securities...................................       129        119        172
  Mortgage loans......................................       429        458      1,103
  Real estate and real estate joint ventures..........         3         15        117
  Other limited partnership interests.................        94        181        423
Purchases of:
  Fixed maturity securities...........................    (9,247)   (11,263)   (17,608)
  Equity securities...................................       (61)       (65)      (277)
  Mortgage loans......................................      (531)      (560)    (1,996)
  Real estate and real estate joint ventures..........       (19)       (47)      (241)
  Other limited partnership interests.................      (127)      (340)      (325)
  Net change in short-term investments................       619       (934)      (320)
  Net change in other invested assets.................    (1,150)       (66)      (984)
  Net change in policy loans..........................        12       (277)         6
  Other, net..........................................        --         --          2
                                                        --------   --------   --------
Net cash provided by investing activities.............       276      5,442         67
                                                        --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
  Deposits............................................    15,236      3,275      2,830
  Withdrawals.........................................   (17,667)    (4,008)    (5,330)
Net change in payables for collateral under securities
  loaned and other transactions.......................    (1,421)    (2,560)     1,288
Net change in short-term debt.........................      (300)       300         --
Long-term debt issued -- affiliated...................        --        750        200
Debt issuance costs...................................        --         (8)        --
Financing element on certain derivative instruments...       (53)       (46)        33
Dividends on common stock.............................        --       (500)      (690)
                                                        --------   --------   --------
Net cash used in financing activities.................    (4,205)    (2,797)    (1,669)
                                                        --------   --------   --------
Change in cash and cash equivalents...................    (2,936)     3,501        731
Cash and cash equivalents, beginning of year..........     4,753      1,252        521
                                                        --------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR................  $  1,817   $  4,753   $  1,252
                                                        ========   ========   ========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Net cash paid (received) during the year for:
  Interest............................................  $     73   $     44   $      1
                                                        ========   ========   ========
  Income tax..........................................  $     76   $    (41)  $     79
                                                        ========   ========   ========
Non-cash transactions during the year:
  Contribution of equity securities to MetLife
     Foundation.......................................  $     --   $     --   $     12
                                                        ========   ========   ========




         See accompanying notes to the condensed financial information.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

           NOTES TO THE CONDENSED FINANCIAL INFORMATION OF REGISTRANT

     The condensed financial information of MetLife Insurance Company of Connecticut ("the Registrant") should be read in conjunction with the Consolidated Financial Statements of MetLife Insurance Company of Connecticut and subsidiaries and the notes thereto. These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for the Registrant. Investments in subsidiaries are accounted for using the equity method of accounting.

     The condensed unconsolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America except as stated previously which also requires management to make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, the accounting for goodwill and identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ materially from these estimates.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                        DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)

                                             DAC       FUTURE POLICY     POLICYHOLDER
                                             AND    BENEFITS AND OTHER      ACCOUNT       UNEARNED
SEGMENT                                     VOBA    POLICYHOLDER FUNDS     BALANCES     REVENUE (1)
-----------------------------------------  ------   ------------------   ------------   -----------
2009
Retirement Products......................  $3,060         $ 1,454           $21,059         $ --
Corporate Benefit Funding................       7          12,702             9,393           --
Insurance Products.......................   2,133           4,388             6,052          286
Corporate & Other........................      44           5,374               938           14
                                           ------         -------           -------         ----
          Total..........................  $5,244         $23,918           $37,442         $300
                                           ======         =======           =======         ====
2008
Retirement Products......................  $3,171         $ 1,245           $18,905         $ --
Corporate Benefit Funding................       8          12,048            12,553           --
Insurance Products.......................   2,254           3,971             5,531          545
Corporate & Other........................       7           5,034               186            3
                                           ------         -------           -------         ----
          Total..........................  $5,440         $22,298           $37,175         $548
                                           ======         =======           =======         ====
2007
Retirement Products......................  $2,983         $   979           $15,059         $ --
Corporate Benefit Funding................      16          12,044            13,543           --
Insurance Products.......................   1,947           3,569             5,041          342
Corporate & Other........................       2           4,761               172            1
                                           ------         -------           -------         ----
          Total..........................  $4,948         $21,353           $33,815         $343
                                           ======         =======           =======         ====



--------

   (1) Amounts are included within the future policy benefits and other policyholder funds.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE III

         CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION -- (CONTINUED)
                        DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)

                                                                                AMORTIZATION OF
                                  PREMIUM          NET         POLICYHOLDER       DAC AND VOBA        OTHER
                                REVENUE AND    INVESTMENT      BENEFITS AND        CHARGED TO       OPERATING    PREMIUMS WRITTEN
SEGMENT                       POLICY CHARGES     INCOME     INTEREST CREDITED    OTHER EXPENSES   EXPENSES (1)   (EXCLUDING LIFE)
---------------------------   --------------   ----------   -----------------   ---------------   ------------   ----------------
2009
Retirement Products........       $1,087         $  854           $1,161             $   77           $399             $ --
Corporate Benefit Funding..          878          1,069            1,647                  3             34               --
Insurance Products.........          722            375              466                213            362                4
Corporate & Other..........            5             37               92                  1            118               --
                                  ------         ------           ------             ------           ----             ----
          Total............       $2,692         $2,335           $3,366             $  294           $913              $ 4
                                  ======         ======           ======             ======           ====             ====
2008
Retirement Products........       $  949         $  773           $  863             $  860           $296              $--
Corporate Benefit Funding..          456          1,334            1,289                 13             33               --
Insurance Products.........          593            333              416                288            336                5
Corporate & Other..........           14             54                8                  2            105               12
                                  ------         ------           ------             ------           ----             ----
          Total............       $2,012         $2,494           $2,576             $1,163           $770              $17
                                  ======         ======           ======             ======           ====             ====
2007
Retirement Products........       $1,021         $  783           $  686             $  524           $306              $--
Corporate Benefit Funding..           64          1,497            1,105                 23             25               --
Insurance Products.........          653            320              453                193            308                7
Corporate & Other..........           26            293               33                 --             67               25
                                  ------         ------           ------             ------           ----             ----
          Total............       $1,764         $2,893           $2,277             $  740           $706              $32
                                  ======         ======           ======             ======           ====             ====



--------

   (1) Includes other expenses, excluding amortization of DAC and VOBA charged to other expenses.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE IV

                            CONSOLIDATED REINSURANCE
                        DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)

                                                                                    % AMOUNT
                                                                                     ASSUMED
                                   GROSS AMOUNT     CEDED    ASSUMED   NET AMOUNT    TO NET
                                   ------------   --------   -------   ----------   --------
2009
Life insurance in-force..........    $278,335     $242,647   $ 9,044     $44,732      20.2%
                                     ========     ========   =======     =======
Insurance premium
Life insurance...................    $  1,525     $    235   $    14     $ 1,304       1.1%
Accident and health..............         257          249        --           8        --%
                                     --------     --------   -------     -------
  Total insurance premium........    $  1,782     $    484   $    14     $ 1,312       1.1%
                                     ========     ========   =======     =======
2008
Life insurance in-force..........    $226,418     $191,146   $ 8,800     $44,072      20.0%
                                     ========     ========   =======     =======
Insurance premium
Life insurance...................    $    779     $    181   $    15     $   613       2.4%
Accident and health..............         263          242        --          21        --%
                                     --------     --------   -------     -------
  Total insurance premium........    $  1,042     $    423   $    15     $   634       2.4%
                                     ========     ========   =======     =======
2007
Life insurance in-force..........    $189,630     $152,943   $13,934     $50,621      27.5%
                                     ========     ========   =======     =======
Insurance premium
Life insurance...................    $    384     $     82   $    17     $   319       5.3%
Accident and health..............         270          236        --          34        --%
                                     --------     --------   -------     -------
  Total insurance premium........    $    654     $    318   $    17     $   353       4.8%
                                     ========     ========   =======     =======



     For the year ended December 31, 2009, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $120,549 million and $9,044 million, respectively, and life insurance premiums of $166 million and $14 million, respectively. For the year ended December 31, 2008, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $77,679 million and $8,800 million, respectively, and life insurance premiums of $125 million and $15 million, respectively. For the year ended December 31, 2007, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $48,852 million and $13,934 million, respectively, and life insurance premiums of $32 million and $17 million, respectively.

                                  VINTAGE XTRA

                            VINTAGE XTRA (SERIES II)

                            PORTFOLIO ARCHITECT XTRA


                       STATEMENT OF ADDITIONAL INFORMATION

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                              1300 HALL BOULEVARD,
                       BLOOMFIELD, CONNECTICUT 06002-2910

MIC-Book-05-09-86                                             May 1, 2010